UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07988

LORD aBBETT INVESTMENT TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

John T. Fitzgerald, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 11/30

Date of reporting period: 5/31/2020

Item 1:	Report(s) to Shareholders.

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett
Convertible Fund	Income Fund
Core Fixed Income Fund	Inflation Focused Fund
Core Plus Bond Fund	Short Duration Core Bond Fund
Corporate Bond Fund	Short Duration Income Fund
Floating Rate Fund	Total Return Fund
High Yield Fund	Ultra Short Bond Fund

For the six-month period ended May 31, 2020

Important Information on Paperless Delivery

Beginning in January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer, investment advisor or bank. Instead, the reports will be made available on Lord Abbett’s website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Shareholders who hold accounts directly with a Fund may elect to receive shareholder reports and other communications from the Fund electronically by signing into your Lord Abbett online account at lordabbett.com and selecting “Log In.” For further information, you may also contact the Funds at (800) 821-5129. Shareholders who hold accounts through a financial intermediary should contact them directly.

You may elect to receive all future reports in paper free of charge by contacting a Fund at (800) 821-5129. Your election to receive reports in paper will apply to all funds held with Lord Abbett. If your fund shares are held through a financial intermediary please contact them directly. Your election applies to all funds held with that intermediary.

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

Schedules of Investments:

27	Convertible Fund

34	Core Fixed Income Fund

55	Core Plus Bond Fund

84	Corporate Bond Fund

97	Floating Rate Fund

127	High Yield Fund

159	Income Fund

187	Inflation Focused Fund

235	Short Duration Core Bond Fund

255	Short Duration Income Fund

323	Total Return Fund

350	Ultra Short Bond Fund

372	Statements of Assets and Liabilities

380	Statements of Operations

386	Statements of Changes in Net Assets

394	Financial Highlights

442	Notes to Financial Statements

495	Supplemental Information to Shareholders

Lord Abbett Investment Trust

Lord Abbett Convertible Fund, Lord Abbett Core Fixed Income Fund, Lord Abbett Core Plus Bond Fund, Lord Abbett Corporate Bond Fund, Lord Abbett Floating Rate Fund, Lord Abbett High Yield Fund, Lord Abbett Income Fund, Lord Abbett Inflation Focused Fund, Lord Abbett Short Duration Core Bond Fund, Lord Abbett Short Duration Income Fund, Lord Abbett Total Return Fund, and Lord Abbett Ultra Short Bond Fund
Semiannual Report

For the six-month period ended May 31, 2020

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Trustee, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for the Funds for the six-month period ended May 31, 2020. For additional information about the Funds, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Trustee, President, and Chief Executive Officer

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2019 through May 31, 2020).

Actual Expenses

For each class of each Fund, the first line of the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 12/1/19—5/31/20” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Convertible Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
	12/1/19	5/31/20	12/1/19 – 5/31/20
Class A
Actual	$1,000.00	$1,137.60	$5.72
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.65	$5.40
Class C
Actual	$1,000.00	$1,134.00	$9.23
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.35	$8.72
Class F
Actual	$1,000.00	$1,138.20	$5.19
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.15	$4.90
Class F3
Actual	$1,000.00	$1,140.10	$4.44
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.85	$4.19
Class I
Actual	$1,000.00	$1,139.40	$4.65
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.65	$4.39
Class P
Actual	$1,000.00	$1,137.10	$7.11
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.35	$6.71
Class R2
Actual	$1,000.00	$1,135.20	$7.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.55	$7.52
Class R3
Actual	$1,000.00	$1,136.70	$7.32
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.15	$6.91
Class R4
Actual	$1,000.00	$1,137.90	$5.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.40	$5.65
Class R5
Actual	$1,000.00	$1,139.50	$4.65
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.65	$4.39
Class R6
Actual	$1,000.00	$1,139.30	$4.44
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.85	$4.19

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.07% for Class A, 1.73% for Class C, 0.97% for Class F, 0.83% for Class F3, 0.87% for Class I, 1.33% for Class P, 1.49% for Class R2, 1.37% for Class R3, 1.12% for Class R4, 0.87% for Class R5 and 0.83% for Class R6) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2020

Sector*	%**
Automotive	6.45%
Banking	1.52%
Capital Goods	2.60%
Consumer Goods	2.11%
Financial Services	2.18%
Health Care	20.90%
Leisure	3.24%
Media	1.02%
Real Estate	3.71%
Sector*	%**
Retail	5.99%
Services	3.86%
Technology & Electronics	39.29%
Telecommunications	0.99%
Transportation	2.79%
Utility	2.82%
Repurchase Agreement	0.53%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Core Fixed Income Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			12/1/19 –
	12/1/19	5/31/20	5/31/20
Class A
Actual	$1,000.00	$1,039.20	$3.06
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.00	$3.03
Class C
Actual	$1,000.00	$1,036.10	$6.26
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.85	$6.21
Class F
Actual	$1,000.00	$1,039.60	$2.50
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.55	$2.48
Class F3
Actual	$1,000.00	$1,040.60	$1.68
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.35	$1.67
Class I
Actual	$1,000.00	$1,040.30	$1.79
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.25	$1.77
Class P
Actual	$1,000.00	$1,044.40	$4.34
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,025.00	$4.30
Class R2
Actual	$1,000.00	$1,038.00	$5.10
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.00	$5.05
Class R3
Actual	$1,000.00	$1,038.60	$4.59
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.50	$4.55
Class R4
Actual	$1,000.00	$1,038.90	$3.31
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.75	$3.29
Class R5
Actual	$1,000.00	$1,040.20	$2.04
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.00	$2.02
Class R6
Actual	$1,000.00	$1,040.60	$1.68
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.35	$1.67

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.60% for Class A, 1.23% for Class C, 0.49% for Class F, 0.33% for Class F3, 0.35% for Class I, 0.85% for Class P, 1.00% for Class R2, 0.90% for Class R3, 0.65% for Class R4, 0.40% for Class R5 and 0.33% for Class R6) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2020

Sector*	%**
Auto	0.94%
Capital Goods	0.80%
Consumer Cyclical	0.61%
Consumer Services	0.63%
Consumer Staples	0.71%
Energy	1.37%
Financial Services	21.56%
Foreign Government	0.37%
Health Care	5.28%
Integrated Oils	0.73%
Sector*	%**
Materials & Processing	0.94%
Municipal	0.60%
Producer Durables	1.40%
Technology	2.02%
Telecommunications	0.65%
Transportation	0.28%
U.S. Government	51.45%
Utilities	2.48%
Repurchase Agreement	7.18%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Core Plus Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			12/1/19 –
	12/1/19	5/31/20	5/31/20
Class A
Actual	$1,000.00	$1,007.60	$3.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.60	$3.44
Class C
Actual	$1,000.00	$1,004.10	$7.01
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.00	$7.06
Class F
Actual	$1,000.00	$1,007.40	$2.91
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.10	$2.93
Class F3*
Actual	$1,000.00	$1,008.00	$2.06
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.70	$2.07
Class I
Actual	$1,000.00	$1,007.90	$2.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.60	$2.43
Class R2
Actual	$1,000.00	$1,005.00	$5.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.60	$5.45
Class R3
Actual	$1,000.00	$1,005.50	$4.91
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.10	$4.95
Class R4
Actual	$1,000.00	$1,006.70	$3.66
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.35	$3.69
Class R5
Actual	$1,000.00	$1,008.70	$2.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.60	$2.43
Class R6*
Actual	$1,000.00	$1,008.90	$2.16
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.70	$2.17

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.68% for Class A, 1.40% for Class C, 0.58% for Class F, 0.41% for Class F3, 0.48% for Class I, 1.08% for Class R2, 0.98% for Class R3, 0.73% for Class R4, 0.48% for Class R5 and 0.43% for Class R6) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).
*	The annualized expenses have been updated to 0.39% for Class F3 and R6. Had these updated expense ratios been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

		Hypothetical
		(5% Return
	Actual	Before Expenses)
Class F3	$1.96	$1.97
Class R6	$1.96	$1.97

Portfolio Holdings Presented by Sector

May 31, 2020

Sector*	%**
Auto	1.17%
Basic Industry	0.14%
Capital Goods	0.36%
Consumer Cyclicals	1.40%
Consumer Discretionary	0.63%
Consumer Services	1.90%
Consumer Staples	1.69%
Energy	3.80%
Financial Services	35.02%
Foreign Government	1.13%
Health Care	5.52%
Integrated Oils	0.13%
Sector*	%**
Manufacturing	0.05%
Materials & Processing	1.99%
Municipal	0.54%
Producer Durables	2.79%
Technology	3.06%
Telecommunications	1.50%
Transportation	0.50%
U.S. Government	27.76%
Utilities	2.72%
Repurchase Agreement	6.20%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Corporate Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			12/1/19 –
	12/1/19	5/31/20	5/31/20
Class A
Actual	$1,000.00	$1,010.70	$3.42
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.60	$3.44
Class C
Actual	$1,000.00	$1,006.30	$6.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.10	$6.96
Class F
Actual	$1,000.00	$1,010.20	$2.91
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.10	$2.93
Class F3*
Actual	$1,000.00	$1,010.90	$2.21
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.80	$2.23
Class I
Actual	$1,000.00	$1,010.70	$2.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.60	$2.43
Class R2
Actual	$1,000.00	$1,007.70	$5.42
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.60	$5.45
Class R3
Actual	$1,000.00	$1,008.20	$4.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.10	$4.95
Class R4
Actual	$1,000.00	$1,009.50	$3.67
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.35	$3.69
Class R5
Actual	$1,000.00	$1,009.70	$2.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.60	$2.43
Class R6*
Actual	$1,000.00	$1,010.90	$2.21
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.80	$2.23

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.68% for Class A, 1.38% for Class C, 0.58% for Class F, 0.44% for Class F3, 0.48% for Class I, 1.08% for Class R2, 0.98% for Class R3, 0.73% for Class R4, 0.48% for Class R5 and 0.44% for Class R6) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).
*	The annualized expenses have been updated to 0.45% for Class F3 and R6. Had these updated expense ratios been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

		Hypothetical
		(5% Return
	Actual	Before Expenses)
Class F3	$2.26	$2.27
Class R6	$2.26	$2.27

Portfolio Holdings Presented by Sector

May 31, 2020

Sector*	%**
Auto	0.70%
Capital Goods	1.00%
Consumer Cyclical	2.10%
Consumer Services	3.84%
Consumer Staples	2.83%
Energy	13.19%
Financial Services	26.62%
Health Care	11.75%
Integrated Oils	2.11%
Sector*	%**
Materials & Processing	2.64%
Municipal	1.66%
Producer Durables	5.95%
Technology	6.53%
Telecommunications	4.34%
Transportation	3.38%
Utilities	11.36%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Floating Rate Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			12/1/19 –
	12/1/19	5/31/20	5/31/20
Class A
Actual	$1,000.00	$914.20	$3.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.90	$4.14
Class C
Actual	$1,000.00	$911.50	$6.98
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.70	$7.36
Class F
Actual	$1,000.00	$914.50	$3.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.40	$3.64
Class F3
Actual	$1,000.00	$916.70	$2.64
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.25	$2.78
Class I
Actual	$1,000.00	$915.20	$2.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.90	$3.13
Class R2
Actual	$1,000.00	$912.50	$5.88
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.85	$6.21
Class R3
Actual	$1,000.00	$913.00	$5.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.35	$5.70
Class R4
Actual	$1,000.00	$914.00	$4.16
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.65	$4.39
Class R5
Actual	$1,000.00	$914.20	$2.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.90	$3.13
Class R6
Actual	$1,000.00	$915.50	$2.63
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.25	$2.78

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.82% for Class A, 1.46% for Class C, 0.72% for Class F, 0.55% for Class F3, 0.62% for Class I, 1.23% for Class R2, 1.13% for Class R3, 0.87% for Class R4, 0.62% for Class R5 and 0.55% for Class R6) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2020

Sector*	%**
Aerospace	3.82%
Auto	0.10%
Chemicals	1.39%
Consumer Durables	0.49%
Consumer Non-Durables	1.94%
Diversified Media	0.22%
Energy	4.01%
Financial Services	11.30%
Food and Drug	0.87%
Food/Tobacco	4.51%
Forest Products	1.84%
Gaming/Leisure	5.90%
Sector*	%**
Health Care	13.25%
Housing	3.44%
Information Technology	13.47%
Manufacturing	3.67%
Metals/Minerals	0.98%
Oil Field Equipment & Services	0.08%
Retail	3.78%
Telecommunications	14.07%
Transportation	4.80%
Utilities	2.00%
Repurchase Agreement	4.07%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

High Yield Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			12/1/19 –
	12/1/19	5/31/20	5/31/20
Class A
Actual	$1,000.00	$934.60	$4.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.40	$4.65
Class C
Actual	$1,000.00	$932.50	$7.54
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.20	$7.87
Class F
Actual	$1,000.00	$934.90	$3.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.90	$4.14
Class F3
Actual	$1,000.00	$935.10	$3.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.90	$3.13
Class I
Actual	$1,000.00	$935.90	$3.48
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.40	$3.64
Class P
Actual	$1,000.00	$933.50	$5.70
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.10	$5.96
Class R2
Actual	$1,000.00	$933.20	$6.43
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.35	$6.71
Class R3
Actual	$1,000.00	$933.70	$5.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.85	$6.21
Class R4
Actual	$1,000.00	$934.40	$4.69
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.15	$4.90
Class R5
Actual	$1,000.00	$935.90	$3.48
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.40	$3.64
Class R6
Actual	$1,000.00	$935.10	$3.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.90	$3.13

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.92% for Class A, 1.56% for Class C, 0.82% for Class F, 0.62% for Class F3, 0.72% for Class I, 1.18% for Class P, 1.33% for Class R2, 1.23% for Class R3, 0.97% for Class R4, 0.72% for Class R5 and 0.62% for Class R6) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2020

Sector*	%**
Automotive	4.69%
Banking	2.45%
Basic Industry	12.25%
Capital Goods	4.30%
Consumer Cyclical	0.02%
Consumer Goods	6.37%
Energy	12.84%
Financial Services	6.27%
Health Care	11.32%
Insurance	0.66%
Leisure	5.13%
Sector*	%**
Media	11.15%
Municipals	0.33%
Oil	0.00	%(a)
Real Estate	1.05%
Retail	5.42%
Technology & Electronics	5.23%
Telecommunications	4.26%
Transportation	1.97%
Utilities	3.72%
Repurchase Agreement	0.57%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.
(a)	Amount Less than .01%.

Income Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			12/1/19 –
	12/1/19	5/31/20	5/31/20
Class A
Actual	$1,000.00	$991.40	$3.78
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.20	$3.84
Class C
Actual	$1,000.00	$988.50	$6.91
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.05	$7.01
Class F
Actual	$1,000.00	$988.50	$3.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.70	$3.34
Class F3
Actual	$1,000.00	$992.80	$2.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.60	$2.43
Class I
Actual	$1,000.00	$989.00	$2.78
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.20	$2.83
Class R2
Actual	$1,000.00	$986.30	$5.76
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.20	$5.86
Class R3
Actual	$1,000.00	$990.00	$5.27
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.70	$5.35
Class R4
Actual	$1,000.00	$991.20	$4.03
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.95	$4.09
Class R5
Actual	$1,000.00	$989.00	$2.78
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.20	$2.83
Class R6
Actual	$1,000.00	$992.80	$2.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.60	$2.43

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.76% for Class A, 1.39% for Class C, 0.66% for Class F, 0.48% for Class F3, 0.56% for Class I, 1.16% for Class R2, 1.06% for Class R3, 0.81% for Class R4, 0.56% for Class R5 and 0.48% for Class R6) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2020

Sector*	%**
Auto	3.42%
Basic Industry	0.25%
Capital Goods	0.45%
Consumer Cyclical	3.00%
Consumer Discretionary	0.88%
Consumer Services	2.76%
Consumer Staples	3.08%
Energy	12.78%
Financial Services	25.08%
Health Care	10.34%
Integrated Oils	0.92%
Sector*	%**
Materials & Processing	4.63%
Municipal	0.24%
Other	0.26%
Producer Durables	5.19%
Technology	6.14%
Telecommunications	5.42%
Transportation	1.81%
U.S. Government	2.67%
Utilities	6.87%
Repurchase Agreement	3.81%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Inflation Focused Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			12/1/19 –
	12/1/19	5/31/20	5/31/20
Class A
Actual	$1,000.00	$932.00	$3.48
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.40	$3.64
Class C
Actual	$1,000.00	$928.40	$6.46
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.30	$6.76
Class F
Actual	$1,000.00	$932.60	$3.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.90	$3.13
Class F3
Actual	$1,000.00	$932.40	$2.08
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.85	$2.17
Class I
Actual	$1,000.00	$932.10	$2.46
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.45	$2.58
Class R2
Actual	$1,000.00	$928.50	$5.35
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.45	$5.60
Class R3
Actual	$1,000.00	$930.60	$4.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.90	$5.15
Class R4
Actual	$1,000.00	$931.80	$3.72
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.15	$3.89
Class R5
Actual	$1,000.00	$932.10	$2.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.40	$2.63
Class R6
Actual	$1,000.00	$933.40	$2.08
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.85	$2.17

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.72% for Class A, 1.34% for Class C, 0.62% for Class F, 0.43% for Class F3, 0.51% for Class I, 1.11% for Class R2, 1.02% for Class R3, 0.77% for Class R4, 0.52% for Class R5 and 0.43% for Class R6) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2020

Sector*	%**
Auto	3.65%
Basic Industry	0.11%
Capital Goods	0.98%
Consumer Cyclical	1.19%
Consumer Discretionary	0.90%
Consumer Services	1.42%
Consumer Staples	0.60%
Energy	10.01%
Financial Services	49.29%
Foreign Government	0.42%
Health Care	4.28%
Integrated Oils	0.59%
Sector*	%**
Materials & Processing	3.13%
Municipal	0.37%
Other	0.03%
Producer Durables	1.59%
Technology	3.87%
Telecommunications	0.48%
Transportation	1.17%
U.S. Government	5.98%
Utilities	3.11%
Repurchase Agreement	6.83%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Short Duration Core Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			12/1/19 –
	12/1/19	5/31/20	5/31/20
Class A
Actual	$1,000.00	$1,000.10	$3.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.00	$3.03
Class C
Actual	$1,000.00	$995.60	$6.54
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.45	$6.61
Class F
Actual	$1,000.00	$999.50	$2.50
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.50	$2.53
Class F3*
Actual	$1,000.00	$1,000.40	$1.90
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.10	$1.92
Class I
Actual	$1,000.00	$1,001.10	$2.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.00	$2.02
Class R3
Actual	$1,000.00	$997.70	$4.49
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.50	$4.55
Class R4
Actual	$1,000.00	$999.80	$3.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.75	$3.29
Class R5
Actual	$1,000.00	$1,001.10	$2.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.00	$2.02
Class R6*
Actual	$1,000.00	$1,000.50	$1.90
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.10	$1.92

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.60% for Class A, 1.31% for Class C, 0.50% for Class F, 0.38% for Class F3, 0.40% for Class I, 0.90% for Class R3, 0.65% for Class R4, 0.40% for Class R5 and 0.38% for Class R6) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).
*	The annualized expenses have been updated to 0.34% for Class F3 and R6. Had these updated expense ratios been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

		Hypothetical
		(5% Return
	Actual	Before Expenses)
Class F3	$1.70	$1.72
Class R6	$1.70	$1.72

Portfolio Holdings Presented by Sector

May 31, 2020

Sector*	%**
Auto	3.20%
Basic Industry	0.06%
Capital Goods	0.77%
Consumer Cyclical	0.27%
Consumer Discretionary	0.10%
Consumer Services	0.51%
Consumer Staples	0.16%
Energy	5.09%
Financial Services	59.42%
Health Care	5.71%
Sector*	%**
Integrated Oils	0.32%
Materials & Processing	1.08%
Municipal	0.02%
Producer Durables	1.81%
Technology	2.76%
Transportation	0.64%
U.S. Government	14.84%
Utilities	1.93%
Repurchase Agreement	1.31%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Short Duration Income Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			12/1/19 –
	12/1/19	5/31/20	5/31/20
Class A
Actual	$1,000.00	$989.60	$2.93
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.05	$2.98
Class C
Actual	$1,000.00	$986.50	$6.16
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.80	$6.26
Class F
Actual	$1,000.00	$990.10	$2.44
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.55	$2.48
Class F3
Actual	$1,000.00	$990.90	$1.64
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.35	$1.67
Class I
Actual	$1,000.00	$992.90	$1.94
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.05	$1.97
Class R2
Actual	$1,000.00	$987.60	$4.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.00	$5.05
Class R3
Actual	$1,000.00	$988.10	$4.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.50	$4.55
Class R4
Actual	$1,000.00	$989.40	$3.18
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.80	$3.23
Class R5
Actual	$1,000.00	$990.50	$1.94
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.05	$1.97
Class R6
Actual	$1,000.00	$990.90	$1.64
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.35	$1.67

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.59% for Class A, 1.24% for Class C, 0.49% for Class F, 0.33% for Class F3, 0.39% for Class I, 1.00% for Class R2, 0.90% for Class R3, 0.64% for Class R4, 0.39% for Class R5 and 0.33% for Class R6) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2020

Sector*	%**
Auto	4.60%
Basic Industry	0.34%
Capital Goods	1.13%
Consumer Cyclical	2.03%
Consumer Discretionary	1.35%
Consumer Services	0.87%
Consumer Staples	0.68%
Energy	8.84%
Financial Services	52.56%
Foreign Government	0.38%
Health Care	4.58%
Integrated Oils	0.31%
Sector*	%**
Materials & Processing	2.80%
Municipal	0.14%
Other	0.45%
Producer Durables	1.91%
Technology	4.56%
Telecommunications	1.27%
Transportation	1.13%
U.S. Government	3.62%
Utilities	3.41%
Repurchase Agreement	3.04%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Total Return Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			12/1/19 –
	12/1/19	5/31/20	5/31/20
Class A
Actual	$1,000.00	$1,021.20	$3.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.65	$3.39
Class C
Actual	$1,000.00	$1,018.00	$6.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.50	$6.56
Class F
Actual	$1,000.00	$1,022.60	$2.88
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.15	$2.88
Class F3
Actual	$1,000.00	$1,022.70	$1.87
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.15	$1.87
Class I
Actual	$1,000.00	$1,023.30	$2.18
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.85	$2.17
Class P
Actual	$1,000.00	$1,020.80	$4.70
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.35	$4.70
Class R2
Actual	$1,000.00	$1,020.10	$5.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.60	$5.45
Class R3
Actual	$1,000.00	$1,020.60	$4.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.10	$4.95
Class R4
Actual	$1,000.00	$1,020.90	$3.69
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.35	$3.69
Class R5
Actual	$1,000.00	$1,022.20	$2.38
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.65	$2.38
Class R6
Actual	$1,000.00	$1,023.70	$1.87
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.15	$1.87

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.67% for Class A, 1.30% for Class C, 0.57% for Class F, 0.37% for Class F3, 0.43% for Class I, 0.93% for Class P, 1.08% for Class R2, 0.98% for Class R3, 0.73% for Class R4, 0.47% for Class R5 and 0.37% for Class R6) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2020

Sector*	%**
Auto	0.72%
Basic Industry	0.09%
Capital Goods	0.46%
Consumer Cyclical	0.82%
Consumer Discretionary	0.14%
Consumer Services	1.03%
Consumer Staples	1.12%
Energy	3.26%
Financial Services	21.77%
Foreign Government	0.58%
Health Care	4.52%
Sector*	%**
Integrated Oils	0.24%
Materials & Processing	1.91%
Municipal	0.57%
Producer Durables	1.35%
Technology	3.37%
Telecommunications	0.75%
Transportation	0.49%
U.S. Government	46.60%
Utilities	3.10%
Repurchase Agreement	7.11%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Ultra Short Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			12/1/19 –
	12/1/19	5/31/20	5/31/20
Class A*
Actual	$1,000.00	$1,004.50	$2.15
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.85	$2.17
Class A1*
Actual	$1,000.00	$1,005.00	$2.61
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.40	$2.63
Class F*
Actual	$1,000.00	$1,004.80	$1.90
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.10	$1.92
Class F3*
Actual	$1,000.00	$1,005.50	$1.15
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.85	$1.16
Class I*
Actual	$1,000.00	$1,005.30	$1.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.60	$1.42
Class R5*
Actual	$1,000.00	$1,005.30	$1.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.55	$1.47
Class R6*
Actual	$1,000.00	$1,006.50	$1.15
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.85	$1.16

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.43% for Class A, 0.52% for Class A1, 0.38% for Class F, 0.23% for Class F3, 0.28% for Class I, 0.29% for Class R5 and 0.23% for Class R6) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).
*	The annualized expenses have been updated to 0.45% for Class A, 0.40% for Class F, 0.25% for Class F3, 0.30% for Class I and R5 and 0.25% for Class R6. Had these updated expense ratios been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

		Hypothetical
		(5% Return
	Actual	Before Expenses)
Class A	$2.26	$2.28
Class F	$2.00	$2.02
Class F3	$1.25	$1.26
Class I	$1.51	$1.52
Class R5	$1.51	$1.52
Class R6	$1.25	$1.26

Portfolio Holdings Presented by Sector

May 31, 2020

Sector*	%**
Auto	8.59%
Basic Industry	0.47%
Consumer Cyclicals	4.72%
Consumer Discretionary	0.27%
Consumer Services	1.42%
Consumer Staples	1.02%
Energy	2.88%
Financial Services	51.33%
Health Care	4.52%
Integrated Oils	0.24%
Sector*	%**
Materials & Processing	4.96%
Producer Durables	2.47%
Technology	3.68%
Telecommunications	1.22%
Transportation	0.30%
U.S. Government	3.80%
Utilities	3.50%
Repurchase Agreement	4.61%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments (unaudited)

CONVERTIBLE FUND May 31, 2020

Investments			Shares (000)		Fair Value
LONG-TERM INVESTMENTS 99.35%

COMMON STOCKS 4.07%

Electronics 0.99%
NVIDIA Corp.				23	$8,165,460

Food: Wholesale 0.37%
Beyond Meat, Inc.*				24	3,078,960

Pharmaceuticals 1.92%
Arena Pharmaceuticals, Inc.*				38	2,299,471
Regeneron Pharmaceuticals, Inc.*				9	5,208,885
Rocket Pharmaceuticals, Inc.*				166	3,118,698
Vertex Pharmaceuticals, Inc.*				18	5,197,678
Total					15,824,732

Software/Services 0.79%
CD Projekt SA(a)			PLN	65	6,523,539
Total Common Stocks (cost $25,998,010)					33,592,691

	Interest Rate	Maturity Date	Principal Amount (000)

CONVERTIBLE BONDS 86.38%

Air Transportation 0.97%
Southwest Airlines Co.	1.25%	5/1/2025		$7,075	7,990,328

Automakers 6.44%
Tesla, Inc.	2.00%	5/15/2024		16,012	43,912,910
Winnebago Industries, Inc.†	1.50%	4/1/2025		8,785	9,267,644
Total					53,180,554

Consumer/Commercial/Lease Financing 1.39%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4.125%	9/1/2022		9,700	11,428,380

Diversified Capital Goods 2.60%
Enphase Energy, Inc.†	1.00%	6/1/2024		2,785	8,127,733
Patrick Industries, Inc.	1.00%	2/1/2023		14,260	13,344,752
Total					21,472,485

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Electronics 8.43%
Advanced Micro Devices, Inc.	2.125%	9/1/2026		$1,854	$12,402,827
Inphi Corp.	1.125%	12/1/2020		4,091	12,853,032
Microchip Technology, Inc.	1.625%	2/15/2025		11,386	22,569,050
Micron Technology, Inc.	3.125%	5/1/2032		825	3,938,519
Novellus Systems, Inc.	2.625%	5/15/2041		826	7,105,393
Teradyne, Inc.	1.25%	12/15/2023		4,930	10,686,033
Total					69,554,854

Gaming 0.48%
Penn National Gaming, Inc.	2.75%	5/15/2026		2,550	3,987,018

Health Services 4.68%
CryoPort, Inc.†	3.00%	6/1/2025		5,557	6,667,046
Insmed, Inc.	1.75%	1/15/2025		10,898	10,291,369
NeoGenomics, Inc.	1.25%	5/1/2025		3,498	3,488,953
Repligen Corp.	0.375%	7/15/2024		7,215	9,340,694
Teladoc Health, Inc.	3.00%	12/15/2022		2,234	8,855,018
Total					38,643,080

Hotels 1.42%
Huazhu Group Ltd. (China)(b)	0.375%	11/1/2022		11,750	11,733,668

Media: Content 1.02%
Zynga, Inc.†	0.25%	6/1/2024		6,762	8,425,399

Medical Products 6.95%
DexCom, Inc.†	0.25%	11/15/2025		27,460	27,306,347
Insulet Corp.†	0.375%	9/1/2026		2,825	3,042,118
Insulet Corp.	1.375%	11/15/2024		3,319	6,826,200
Neurocrine Biosciences, Inc.	2.25%	5/15/2024		4,271	7,166,934
Nevro Corp.	1.75%	6/1/2021		6,575	9,266,608
Tandem Diabetes Care, Inc.†	1.50%	5/1/2025		3,650	3,727,837
Total					57,336,044

Personal & Household Products 1.73%
Callaway Golf Co.†	2.75%	5/1/2026		12,866	14,275,766

Pharmaceuticals 4.81%
Bridgebio Pharma, Inc.†	2.50%	3/15/2027		7,891	7,568,134
Canopy Growth Corp.†(a)	4.25%	7/15/2023	CAD	26,862	15,607,800	(c)
Natera, Inc.†	2.25%	5/1/2027		$4,348	5,754,814
PTC Therapeutics, Inc.	3.00%	8/15/2022		3,345	3,898,671

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Pharmaceuticals (continued)
Sarepta Therapeutics, Inc.	1.50%	11/15/2024	$3,125	$6,821,723
Total				39,651,142

Real Estate Development & Management 1.68%
Redfin Corp.	1.75%	7/15/2023	11,562	13,867,016

Real Estate Investment Trusts 0.77%
IH Merger Sub LLC	3.50%	1/15/2022	5,125	6,366,150

Recreation & Travel 1.33%
Carnival Corp.†	5.75%	4/1/2023	6,655	10,947,475

Software/Services 22.79%
Akamai Technologies, Inc.†	0.375%	9/1/2027	16,649	18,255,231
Atlassian, Inc.	0.625%	5/1/2023	3,645	8,334,665
Cerence, Inc.†	3.00%	6/1/2025	6,882	6,882,000
Coupa Software, Inc.†	0.125%	6/15/2025	9,807	15,091,469
DocuSign, Inc.	0.50%	9/15/2023	3,915	7,832,784
Everbridge, Inc.†	0.125%	12/15/2024	8,275	11,704,220
Five9, Inc.†	0.50%	6/1/2025	15,700	16,323,070
MongoDB, Inc.†	0.25%	1/15/2026	4,150	5,343,472
Okta, Inc.	0.25%	2/15/2023	2,605	10,487,232
Pinduoduo, Inc. (China)†(b)	Zero Coupon	10/1/2024	3,821	6,170,915
Q2 Holdings, Inc.†	0.75%	6/1/2026	5,271	5,802,466
RingCentral, Inc.†	Zero Coupon	3/1/2025	19,350	20,051,438
Slack Technologies, Inc.†	0.50%	4/15/2025	7,050	9,222,281
Square, Inc.	0.375%	3/1/2022	3,990	14,300,422
Twilio, Inc.	0.25%	6/1/2023	1,930	5,395,255
Weibo Corp. (China)(b)	1.25%	11/15/2022	30,400	26,828,000
Total				188,024,920

Specialty Retail 5.98%
Burlington Stores, Inc.†	2.25%	4/15/2025	16,834	19,877,402
Etsy, Inc.†	0.125%	10/1/2026	13,141	15,140,408
RH	Zero Coupon	6/15/2023	11,511	14,333,544
Total				49,351,354

Support: Services 3.85%
Chegg, Inc.	0.25%	5/15/2023	5,085	11,587,446
FTI Consulting, Inc.	2.00%	8/15/2023	6,100	8,145,585
ServiceNow, Inc.	Zero Coupon	6/1/2022	4,200	12,045,476
Total				31,778,507

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Technology Hardware & Equipment 6.25%
Lumentum Holdings, Inc.†	0.50%	12/15/2026	$16,070	$16,112,113
SunPower Corp.	0.875%	6/1/2021	4,760	4,343,500
SunPower Corp.	4.00%	1/15/2023	38,865	31,092,000
Total				51,547,613

Telecommunications: Wireline Integrated & Services 0.99%
GDS Holdings Ltd. (China)(b)	2.00%	6/1/2025	6,704	8,197,527

Transportation: Infrastructure/Services 1.82%
Scorpio Tankers, Inc. (Monaco)(b)	3.00%	5/15/2022	16,672	15,031,868
Total Convertible Bonds (cost $615,908,887)				712,791,148

	Dividend Rate		Shares (000)
CONVERTIBLE PREFERRED STOCKS 8.90%

Banking 1.51%
Wells Fargo & Co.	7.50%		9	12,490,200

Electric: Integrated 2.82%
NextEra Energy, Inc.	4.872%		458	23,247,850

Investments & Miscellaneous Financial Services 0.80%
2020 Mandatory Exchangeable Trust†	6.50%		6	6,574,762

Medical Products 2.52%
Boston Scientific Corp.	5.50%		46	5,022,665
Danaher Corp.	4.75%		11	13,304,331
Danaher Corp.	5.00%		2	2,492,376
Total				20,819,372

Real Estate Investment Trusts 1.25%
Crown Castle International Corp.	6.875%		7	10,343,480
Total Convertible Preferred Stocks (cost $69,743,580)				73,475,664
Total Long-Term Investments (cost $711,650,477)				819,859,503

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2020

Investments	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENT 0.54%

REPURCHASE AGREEMENT
Repurchase Agreement dated 5/29/2020, 0.00% due 6/1/2020 with Fixed Income Clearing Corp. collateralized by $4,255,000 of U.S. Treasury Note at 2.125% due 12/31/2022 value: $4,502,535; proceeds: $4,411,901 (cost $4,411,901)	$4,412	$4,411,901
Total Investments in Securities 99.89% (cost $716,062,378)		824,271,404
Cash, Foreign Cash and Other Assets in Excess Liabilities(d) 0.11%		889,832
Net Assets 100.00%		$825,161,236

CAD	Canadian dollar.
PLN	Polish zloty.

*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At May 31, 2020, the total value of Rule 144A securities was $293,269,360, which represents 35.54% of net assets.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.
(c)	Level 3 Investment as described in Note 2(t) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(d)	Cash, Foreign Cash and Other Assets in Excess Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts as follows:

Open Forward Foreign Currency Exchange Contracts at May 31, 2020:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Sell	Goldman Sachs	7/20/2020	993,000	$ 721,231	$ 721,227	$4
Euro	Sell	Toronto
		Dominion Bank	6/9/2020	3,700,000	4,173,566	4,107,741	65,825
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$65,829

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2020

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Buy	Bank of America	6/9/2020	427,000	$480,030	$474,056	$(5,974)
Euro	Buy	Bank of America	6/9/2020	558,000	622,115	619,492	(2,623)
Euro	Buy	Barclays Bank plc	6/9/2020	2,200,000	2,446,615	2,442,441	(4,174)
Euro	Buy	Barclays Bank plc	6/9/2020	515,000	574,717	571,753	(2,964)
Canadian dollar	Sell	J.P. Morgan	6/15/2020	584,000	418,049	424,159	(6,110)
Canadian dollar	Sell	J.P. Morgan	6/15/2020	800,000	576,890	581,040	(4,150)
Canadian dollar	Sell	Bank of America	7/20/2020	1,976,000	1,409,683	1,435,191	(25,508)
Canadian dollar	Sell	Bank of America	7/20/2020	11,936,000	8,514,159	8,669,252	(155,093)
Canadian dollar	Sell	Bank of America	7/20/2020	385,000	273,128	279,630	(6,502)
Canadian dollar	Sell	Bank of America	7/20/2020	3,725,000	2,679,679	2,705,510	(25,831)
Canadian dollar	Sell	Bank of America	7/20/2020	1,775,000	1,287,935	1,289,203	(1,268)
Canadian dollar	Sell	Bank of America	7/20/2020	444,000	322,300	322,482	(182)
Canadian dollar	Sell	Morgan Stanley	7/20/2020	388,000	278,880	281,809	(2,929)
Polish zloty	Sell	Bank of America	7/16/2020	2,485,000	596,842	619,483	(22,641)
Polish zloty	Sell	Bank of America	7/16/2020	15,700,000	3,792,842	3,913,834	(120,992)
Polish zloty	Sell	Bank of America	7/16/2020	1,267,000	307,300	315,849	(8,549)
Polish zloty	Sell	Citibank	7/16/2020	1,753,000	418,334	437,003	(18,669)
Polish zloty	Sell	Morgan Stanley	7/16/2020	1,296,000	322,410	323,078	(668)
Polish zloty	Sell	State Street Bank and Trust	7/16/2020	2,184,000	529,387	544,447	(15,060)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(429,887)

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

CONVERTIBLE FUND May 31, 2020

The following is a summary of the inputs used as of May 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$33,592,691	$–	$–	$33,592,691
Convertible Bonds
Pharmaceuticals	–	24,043,342	15,607,800	39,651,142
Remaining Industries	–	673,140,006	–	673,140,006
Convertible Preferred Stocks
Banking	–	12,490,200	–	12,490,200
Electric: Integrated	–	23,247,850	–	23,247,850
Investments & Miscellaneous Financial Services	6,574,762	–	–	6,574,762
Medical Products	20,819,372	–	–	20,819,372
Real Estate Investment Trusts	10,343,480	–	–	10,343,480
Short-Term Investment
Repurchase Agreement	–	4,411,901	–	4,411,901
Total	$71,330,305	$737,333,299	$15,607,800	$824,271,404

Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$65,829	$–	$65,829
Liabilities	–	(429,887)	–	(429,887)
Total	$–	$(364,058)	$–	$(364,058)

(1)	Refer to Note 2(t) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Convertible Bonds
Balance as of December 1, 2019	$–
Accrued Discounts (Premiums)	98,412
Realized Gain (Loss)	–
Change in Unrealized Appreciation (Depreciation)	(1,867,759)
Purchases	17,377,147
Sales	–
Transfers into Level 3	–
Transfers out of Level 3	–
Balance as of May 31, 2020	$15,607,800
Change in unrealized appreciation/depreciation for the period ended May 31, 2020, related to Level 3 investments held at May 31, 2020	$(1,867,759)

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)

CORE FIXED INCOME FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 118.47%

ASSET-BACKED SECURITIES 14.01%

Automobiles 5.45%
American Credit Acceptance Receivables Trust 2019-2 B†	3.05%		5/12/2023	$2,151	$2,159,579
American Credit Acceptance Receivables Trust 2020-2 A†	1.65%		12/13/2023	2,016	2,018,387
AmeriCredit Automobile Receivables Trust 2016-1 D	3.59%		2/8/2022	3,917	3,932,345
AmeriCredit Automobile Receivables Trust 2017-2 C	2.97%		3/20/2023	1,664	1,687,558
AmeriCredit Automobile Receivables Trust 2018-3 A2A	3.11%		1/18/2022	103	103,100
AmeriCredit Automobile Receivables Trust 2018-3 A2B	0.432% (1 Mo. LIBOR + .25%	)#	1/18/2022	103	102,965
AmeriCredit Automobile Receivables Trust 2019-1 A2A	2.93%		6/20/2022	603	605,733
AmeriCredit Automobile Receivables Trust 2019-1 A2B	0.442% (1 Mo. LIBOR + .26%	)#	6/20/2022	667	666,341
Avid Automobile Receivables Trust 2019-1 A†	2.62%		2/15/2024	1,596	1,578,632
Avid Automobile Receivables Trust 2019-1 B†	2.82%		7/15/2026	653	649,161
BMW Vehicle Lease Trust 2019-1 A2	2.79%		3/22/2021	727	728,936
BMW Vehicle Owner Trust 2019-A A2	2.05%		5/25/2022	4,230	4,254,677
California Republic Auto Receivables Trust 2017-1 B	2.91%		12/15/2022	572	579,956
California Republic Auto Receivables Trust 2018-1 B	3.56%		3/15/2023	2,191	2,228,793
Capital Auto Receivables Asset Trust 2018-1 A3†	2.79%		1/20/2022	1,158	1,162,784
Capital Auto Receivables Asset Trust 2018-2 C†	3.69%		12/20/2023	1,442	1,468,731
CarMax Auto Owner Trust 2017-3 A3	1.97%		4/15/2022	3,075	3,091,637
CarMax Auto Owner Trust 2018-3 A2A	2.88%		10/15/2021	114	113,896
CarMax Auto Owner Trust 2019-3 A2A	2.21%		12/15/2022	1,272	1,282,409
Carmax Auto Owner Trust 2020-1 C	2.34%		11/17/2025	513	497,287
Chesapeake Funding II LLC 2017-2A A1†	1.99%		5/15/2029	357	358,046
Chesapeake Funding II LLC 2017-3A A1†	1.91%		8/15/2029	899	901,817
CPS Auto Receivables Trust 2016-B D†	6.58%		3/15/2022	440	446,179
CPS Auto Receivables Trust 2018-A B†	2.77%		4/18/2022	93	93,522
CPS Auto Receivables Trust 2018-B D†	4.26%		3/15/2024	949	938,426
CPS Auto Trust 2018-C B†	3.43%		7/15/2022	441	442,798
Drive Auto Receivables Trust 2016-CA D†	4.18%		3/15/2024	463	467,046

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Drive Auto Receivables Trust 2017-1 E	5.17%	9/16/2024	$1,772	$1,796,598
Drive Auto Receivables Trust 2017-2 D	3.49%	9/15/2023	3,082	3,112,373
Drive Auto Receivables Trust 2017-AA D†	4.16%	5/15/2024	917	929,106
Drive Auto Receivables Trust 2017-BA E†	5.30%	7/15/2024	5,337	5,463,398
Drive Auto Receivables Trust 2018-2 C	3.63%	8/15/2024	438	440,495
Drive Auto Receivables Trust 2018-2 D	4.14%	8/15/2024	2,452	2,504,188
Drive Auto Receivables Trust 2018-3 C	3.72%	9/16/2024	1,452	1,463,908
Drive Auto Receivables Trust 2019-3 A2A	2.63%	9/15/2022	542	542,460
Enterprise Fleet Financing LLC 2018-1 A2†	2.87%	10/20/2023	354	356,250
First Investors Auto Owner Trust 2017-3A A2†	2.41%	12/15/2022	455	456,298
First Investors Auto Owner Trust 2018-2A A1†	3.23%	12/15/2022	276	277,650
First Investors Auto Owner Trust 2019-2A C†	2.71%	12/15/2025	1,606	1,558,320
Flagship Credit Auto Trust 2017-3 B†	2.59%	7/15/2022	481	482,281
Flagship Credit Auto Trust 2017-4 A†	2.07%	4/15/2022	50	50,349
Flagship Credit Auto Trust 2018-1 A†	2.59%	6/15/2022	215	215,347
Flagship Credit Auto Trust 2018-3 A†	3.07%	2/15/2023	1,385	1,395,341
Flagship Credit Auto Trust 2018-3 B†	3.59%	12/16/2024	1,407	1,436,814
Flagship Credit Auto Trust 2020-2 A†	1.49%	7/15/2024	1,399	1,403,273
Ford Credit Auto Owner Trust 2019-C A2A	1.88%	7/15/2022	7,185	7,225,330
Ford Credit Auto Owner Trust 2020-A A2	1.03%	10/15/2022	962	966,451
Foursight Capital Automobile Receivables Trust 2018-1 A3†	3.24%	9/15/2022	777	781,366
Foursight Capital Automobile Receivables Trust 2018-1 B†	3.53%	4/17/2023	937	952,660
Foursight Capital Automobile Receivables Trust 2018-1 C†	3.68%	8/15/2023	442	454,116
Honda Auto Receivables Owner Trust 2019-1 A2	2.75%	9/20/2021	2,029	2,041,176
Honda Auto Receivables Owner Trust 2020-2 A2	0.74%	11/15/2022	2,903	2,909,724
Hyundai Auto Receivables Trust 2017-A 2017-A C	2.53%	11/15/2023	2,918	2,931,638
Hyundai Auto Receivables Trust 2019-B A2	1.93%	7/15/2022	1,403	1,413,942
Mercedes-Benz Auto Lease Trust 2018-B A3	3.21%	9/15/2021	506	510,271
Mercedes-Benz Auto Lease Trust 2019-A A3	3.10%	11/15/2021	1,209	1,221,915
Santander Drive Auto Receivables Trust 2016-1 E	5.02%	6/15/2023	2,737	2,749,050
Santander Drive Auto Receivables Trust 2016-2 E	4.38%	9/15/2023	5,396	5,408,123
Santander Drive Auto Receivables Trust 2017-3 C	2.76%	12/15/2022	269	270,378
Santander Retail Auto Lease Trust 2019-B A2A†	2.29%	4/20/2022	879	885,743
TCF Auto Receivables Owner Trust 2016-PT1A B†	2.92%	10/17/2022	1,508	1,516,683
Volkswagen Auto Loan Enhanced Trust 2020-1 A2A	0.93%	12/20/2022	5,603	5,617,737

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Westlake Automobile Receivables Trust 2019-2A A2A†	2.57%		2/15/2023	$2,069	$2,082,433
Westlake Automobile Receivables Trust 2019-2A D†	3.20%		11/15/2024	1,285	1,275,354
Westlake Automobile Receivables Trust 2020-1A C†	2.52%		4/15/2025	3,611	3,575,562
Wheels SPV 2 LLC 2018-1A A2†	3.06%		4/20/2027	384	386,911
World Omni Auto Receivables Trust 2017-A A3	1.93%		9/15/2022	1,459	1,467,178
World Omni Auto Receivables Trust 2018-B A3	2.87%		7/17/2023	2,283	2,321,578
Total					105,410,509

Credit Cards 1.45%
Barclays Dryrock Issuance Trust 2017-2 A	0.484% (1 Mo. LIBOR + .30%	)#	5/15/2023	5,056	5,056,298
Capital One Multi-Asset Execution Trust 2005-B3 B3	1.769% (3 Mo. LIBOR + .55%	)#	5/15/2028	2,677	2,569,416
Capital One Multi-Asset Execution Trust 2019-A3 A3	2.06%		8/15/2028	3,089	3,221,894
Citibank Credit Card Issuance Trust 2018-A1	2.49%		1/20/2023	3,163	3,205,554
Genesis Sales Finance Master Trust 2019-AA A†	4.68%		8/20/2023	1,235	1,211,175
Perimeter Master Note Business Trust 2019-1A A†	4.31%		12/15/2022	2,579	2,594,030
Synchrony Credit Card Master Note Trust 2016-2 A	2.21%		5/15/2024	2,687	2,716,796
Trillium Credit Card Trust II 2018-2A A†	0.518% (1 Mo. LIBOR + .35%	)#	9/26/2023	1,563	1,559,405
World Financial Network Credit Card Master Trust 2016-A	2.03%		4/15/2025	747	750,554
World Financial Network Credit Card Master Trust 2017-C M	2.66%		8/15/2024	2,213	2,209,797
World Financial Network Credit Card Master Trust 2019-C A	2.21%		7/15/2026	2,924	2,937,998
Total					28,032,917

Other 7.11%
Ally Master Owner Trust 2018-3 A	0.504% (1 Mo. LIBOR + .32%	)#	7/15/2022	1,110	1,108,522
ALM VII Ltd. 2012-7A A2R2†	3.069% (3 Mo. LIBOR +1.85%	)#	7/15/2029	3,302	3,243,968
ALM VII Ltd. 2012-7A CR2†	4.769% (3 Mo. LIBOR+ 3.55%	)#	7/15/2029	888	813,120
Ares XLI CLO Ltd. 2016-41A B†	3.019% (3 Mo. LIBOR + 1.80%	)#	1/15/2029	2,100	2,054,450
Ares XXIX CLO Ltd. 2014-1A A1R†	2.325% (3 Mo. LIBOR + 1.19%	)#	4/17/2026	351	350,710
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%		6/10/2021	121	121,419

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Avery Point IV CLO Ltd. 2014-1A BR†	2.591% (3 Mo. LIBOR + 1.60%	)#	4/25/2026	$731	$726,840
Avery Point VII CLO Ltd. 2015-7A BR†	2.969% (3 Mo. LIBOR + 1.75%	)#	1/15/2028	1,500	1,459,199
Avery Point VII CLO Ltd. 2015-7A CR†	3.669% (3 Mo. LIBOR + 2.45%	)#	1/15/2028	1,000	979,391
Benefit Street Partners CLO IV Ltd. 2014-IVA A1RR†	2.385% (3 Mo. LIBOR + 1.25%	)#	1/20/2029	3,500	3,462,401
BSPRT Issuer Ltd. 2018-FL4 A†	1.234% (1 Mo. LIBOR + 1.05%	)#	9/15/2035	2,138	2,059,790
Cedar Funding VI CLO Ltd. 2016-6A BR†	2.735% (3 Mo. LIBOR + 1.60%	)#	10/20/2028	1,200	1,160,368
Diamond Resorts Owner Trust 2016-1 A†	3.08%		11/20/2028	95	94,296
Diamond Resorts Owner Trust 2017-1A B†	4.11%		10/22/2029	570	558,615
DRB Prime Student Loan Trust 2015-D A2†	3.20%		1/25/2040	1,232	1,245,835
Ford Credit Floorplan Master Owner Trust 2015-5 A1	2.42%		8/15/2022	2,872	2,873,428
Ford Credit Floorplan Master Owner Trust 2017-2 A1	2.16%		9/15/2022	4,168	4,174,442
Galaxy XXI CLO Ltd. 2015-21A AR†	2.155% (3 Mo. LIBOR + 1.02%	)#	4/20/2031	485	472,676
Halcyon Loan Advisors Funding Ltd. 2015-2A CR†	3.141% (3 Mo. LIBOR + 2.15%	)#	7/25/2027	448	423,449
Hardee’s Funding LLC 2018-1A A23†	5.71%		6/20/2048	2,025	1,883,695
Hardee’s Funding LLC 2018-1A A2II†	4.959%		6/20/2048	2,504	2,341,043
Hyundai Floorplan Master Owner Trust 2019-1 A†	2.68%		4/15/2024	1,152	1,162,693
Jamestown CLO IX Ltd. 2016-9A BR†	3.785% (3 Mo. LIBOR + 2.65%	)#	10/20/2028	1,750	1,702,723
Jamestown CLO VII Ltd. 2015-7A CR†	3.591% (3 Mo. LIBOR + 2.60%	)#	7/25/2027	1,681	1,468,530	(a)
JFIN CLO Ltd. 2014-1A B1R†	2.585% (3 Mo. LIBOR + 1.45%	)#	4/21/2025	2,500	2,440,926
Kayne CLO 7 Ltd. 2020-7A A1†	2.607% (3 Mo. LIBOR + 1.20%	)#	4/17/2033	4,578	4,475,032
KKR CLO Ltd. 18 D†	4.735% (3 Mo. LIBOR + 3.60%	)#	7/18/2030	332	278,846	(a)
KKR CLO Ltd.18 B†	2.835% (3 Mo. LIBOR + 1.70%	)#	7/18/2030	2,072	1,989,640
KVK CLO Ltd. 2016-1A C†	4.369% (3 Mo. LIBOR + 3.15%	)#	1/15/2029	1,564	1,548,276
Longtrain Leasing III LLC 2015-1A A2†	4.06%		1/15/2045	1,664	1,670,537
Marble Point CLO XVII Ltd. 2020-1A A†	2.196% (3 Mo. LIBOR + 1.30%	)#	4/20/2033	2,824	2,744,673

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Massachusetts Educational Financing Authority 2008-1 A1	1.941% (3 Mo. LIBOR + .95%	)#	4/25/2038	$933	$906,972
ME Funding LLC 2019-1 A2†	6.448%		7/30/2049	4,696	3,619,111
Mountain View CLO LLC 2017-1A AR†	2.266% (3 Mo. LIBOR + 1.09%	)#	10/16/2029	2,645	2,589,627
Mountain View CLO X Ltd. 2015-10A AR†	2.131% (3 Mo. LIBOR + .82%	)#	10/13/2027	1,551	1,520,414
Mountain View CLO X Ltd. 2015-10A BR†	2.661% (3 Mo. LIBOR + 1.35%	)#	10/13/2027	1,449	1,397,854
Navient Private Education Refi Loan Trust 2018-DA A2A†	4.00%		12/15/2059	1,088	1,139,656
Neuberger Berman CLO XX Ltd. 2015-20A AR†	2.019% (3 Mo. LIBOR + .80%	)#	1/15/2028	1,476	1,457,384
Northwoods Capital 20 Ltd. 2019-20A C†	4.701% (3 Mo. LIBOR + 2.80%	)#	1/25/2030	1,395	1,386,508
Northwoods Capital 20 Ltd. 2019-20A D†	6.151% (3 Mo. LIBOR + 4.25%	)#	1/25/2030	1,616	1,532,785	(a)
Octagon Investment Partners 25 Ltd. 2015-1A AR†	1.935% (3 Mo. LIBOR + .80%	)#	10/20/2026	2,500	2,473,559
Octagon Investment Partners 29 Ltd. 2016-1A AR†	2.20% (3 Mo. LIBOR + 1.18%	)#	1/24/2033	2,566	2,479,283
Orec Ltd. 2018-CRE1 A†	1.364% (1 Mo. LIBOR + 1.18%	)#	6/15/2036	1,950	1,876,990
Palmer Square Loan Funding Ltd. 2018-1A A1†	1.819% (3 Mo. LIBOR + .60%	)#	4/15/2026	11,797	11,731,989
Palmer Square Loan Funding Ltd. 2018-1A A2†	2.269% (3 Mo. LIBOR + 1.05%	)#	4/15/2026	946	921,435
Palmer Square Loan Funding Ltd. 2018-1A B†	2.619% (3 Mo. LIBOR + 1.40%	)#	4/15/2026	716	681,872
Palmer Square Loan Funding Ltd. 2018-5A A2†	2.535% (3 Mo. LIBOR + 1.40%	)#	1/20/2027	485	473,428
Palmer Square Loan Funding Ltd. 2020-1A A1†	1.177% (3 Mo. LIBOR + .80%	)#	2/20/2028	2,952	2,904,764
Parallel Ltd. 2015-1A AR†	1.985% (3 Mo. LIBOR + .85%	)#	7/20/2027	8,590	8,447,120
Pennsylvania Higher Education Assistance Agency 2006-1 B	1.261% (3 Mo. LIBOR + .27%	)#	4/25/2038	812	748,353
PFS Financing Corp. 2018-B†	3.08%		2/15/2023	1,069	1,064,061
Planet Fitness Master Issuer LLC 2019-1A A2†	3.858%		12/5/2049	1,418	1,109,054
Salem Fields CLO Ltd. 2016-2A A1R†	2.944% (3 Mo. LIBOR + 1.15%	)#	10/25/2028	3,402	3,337,483
SCF Equipment Leasing LLC 2017-2A A†	3.41%		12/20/2023	408	408,481
SCF Equipment Leasing LLC 2018-1A A2†	3.63%		10/20/2024	1,115	1,119,042

38	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
SCF Equipment Leasing LLC 2019-1A A2†	3.23%		10/20/2024	$1,475	$1,430,175
SCF Equipment Leasing LLC 2019-1A C†	3.92%		11/20/2026	4,181	3,776,763
SCF Equipment Leasing LLC 2019-2A B†	2.76%		8/20/2026	3,285	3,136,330
SCF Equipment Leasing LLC 2019-2A C†	3.11%		6/21/2027	2,384	2,085,318
Shackleton CLO Ltd. 2016-9A B†	3.035% (3 Mo. LIBOR + 1.90%	)#	10/20/2028	1,070	1,040,826
Shackleton CLO Ltd. 2019-14A A2†	3.035% (3 Mo. LIBOR + 1.90%	)#	7/20/2030	3,798	3,688,775
SLC Student Loan Trust 2008-1 A4A	2.341% (3 Mo. LIBOR + 1.60%	)#	12/15/2032	2,411	2,376,131
Sound Point CLO XII Ltd. 2016-2A CR†	3.735% (3 Mo. LIBOR + 2.60%	)#	10/20/2028	1,565	1,499,051
Sound Point CLO XV Ltd. 2017-1A C†	3.543% (3 Mo. LIBOR + 2.50%	)#	1/23/2029	1,114	1,052,812
Sound Point CLO XVII 2017-3A A2†	2.735% (3 Mo. LIBOR + 1.60%	)#	10/20/2030	4,046	3,819,128
TAL Advantage VI LLC 2017-1A A†	4.50%		4/20/2042	2,156	2,162,460
Towd Point Asset Trust 2018-SL1 A†	0.768% (1 Mo. LIBOR + .60%	)#	1/25/2046	1,444	1,403,239
TPG Real Estate Finance Issuer Ltd. 2018-FL2 A†	1.314% (1 Mo. LIBOR + 1.13%	)#	11/15/2037	1,988	1,928,459
Tralee CLO III Ltd. 2014-3A AR†	2.165% (3 Mo. LIBOR + 1.03%	)#	10/20/2027	1,319	1,301,309
Westgate Resorts LLC 2018-1A A†	3.38%		12/20/2031	581	567,243
Total					137,684,777
Total Asset-Backed Securities (cost $274,330,726)					271,128,203

CORPORATE BONDS 32.78%

Aerospace/Defense 1.08%
BAE Systems plc (United Kingdom)†(b)	3.40%		4/15/2030	4,985	5,411,946
Boeing Co. (The)	4.875%		5/1/2025	5,015	5,328,513
Boeing Co. (The)	5.04%		5/1/2027	4,438	4,718,410
Raytheon Technologies Corp.	2.25%		7/1/2030	5,242	5,381,793
Total					20,840,662

Automotive 1.20%
BMW US Capital LLC†	3.80%		4/6/2023	3,168	3,325,509
BMW US Capital LLC†	3.90%		4/9/2025	4,799	5,189,943
General Motors Co.	6.60%		4/1/2036	6,291	6,735,400
General Motors Co.	6.75%		4/1/2046	100	109,045

See Notes to Financial Statements.	39

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2020

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Automotive (continued)
Volkswagen Group of America Finance LLC†	3.125%		5/12/2023		$7,027	$7,221,045
Volkswagen Group of America Finance LLC†	3.35%		5/13/2025		575	599,735
Total						23,180,677

Banks: Regional 5.38%
Banco de Credito e Inversiones SA (Chile)†(b)	3.50%		10/12/2027		1,290	1,329,783
Bank of America Corp.	3.593% (3 Mo. LIBOR + 1.37%	)#	7/21/2028		9,614	10,587,408
Bank of America Corp.	3.97% (3 Mo. LIBOR+ 1.07%	)#	3/5/2029		1,698	1,920,454
Bank of America Corp.	4.00%		1/22/2025		1,716	1,875,278
Bank of America Corp.	4.25%		10/22/2026		4,291	4,824,402
Bank of America Corp.	4.45%		3/3/2026		940	1,060,241
Citigroup, Inc.	1.678% (SOFR + 1.67%	)#	5/15/2024		1,854	1,871,708
Citigroup, Inc.	2.666% (SOFR + 1.15%	)#	1/29/2031		9,393	9,549,247
Citigroup, Inc.	3.887% (3 Mo. LIBOR + 1.56%	)#	1/10/2028		4,247	4,671,156
Citigroup, Inc.	4.45%		9/29/2027		1,874	2,085,990
Goldman Sachs Group, Inc. (The)	1.11% (3 Mo. LIBOR + .75%	)#	2/23/2023		2,058	2,022,589
Goldman Sachs Group, Inc. (The)	1.54% (3 Mo. LIBOR + .78%	)#	10/31/2022		5,140	5,080,362
Goldman Sachs Group, Inc. (The)	6.75%		10/1/2037		1,071	1,483,618
JPMorgan Chase & Co.	3.54% (3 Mo. LIBOR + 1.38%	)#	5/1/2028		1,452	1,589,811
JPMorgan Chase & Co.	3.782% (3 Mo. LIBOR + 1.34%	)#	2/1/2028		12,750	14,103,649
JPMorgan Chase & Co.	4.00% (SOFR + 2.75%	)#	–	(c)	778	669,566
JPMorgan Chase & Co.	4.60% (SOFR + 3.13%	)#	–	(c)	2,230	1,980,352
Kookmin Bank (South Korea)†(b)	1.75%		5/4/2025		2,320	2,361,772
Macquarie Group Ltd. (Australia)†(b)	4.654% (3 Mo. LIBOR + 1.73%	)#	3/27/2029		3,121	3,483,000
Morgan Stanley	3.625%		1/20/2027		1,033	1,147,188
Morgan Stanley	3.875%		1/27/2026		5,383	6,065,926
National Securities Clearing Corp.†	1.50%		4/23/2025		2,670	2,708,536
Santander UK plc (United Kingdom)(b)	7.95%		10/26/2029		2,280	2,957,009
Toronto-Dominion Bank (The) (Canada)(b)	3.625% (5 Yr. Swap rate + 2.21%	)#	9/15/2031		4,066	4,425,406
Truist Bank	2.25%		3/11/2030		1,627	1,609,677
UBS AG (Switzerland)(b)	5.125%		5/15/2024		1,694	1,836,157
Wells Fargo & Co.	3.00%		10/23/2026		3,498	3,749,793
Wells Fargo Bank NA	5.85%		2/1/2037		5,275	7,119,359
Total						104,169,437

40	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Beverages 0.78%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.	4.70%	2/1/2036	$8,717	$9,961,144
Anheuser-Busch InBev Worldwide, Inc.	3.50%	6/1/2030	2,719	2,990,066
Becle SAB de CV (Mexico)†(b)	3.75%	5/13/2025	800	825,446
Constellation Brands, Inc.	2.875%	5/1/2030	1,261	1,310,080
Total				15,086,736

Biotechnology Research & Production 0.48%
Biogen, Inc.	2.25%	5/1/2030	9,117	9,256,421

Building Materials 0.12%
Carrier Global Corp.†	3.577%	4/5/2050	638	576,407
Owens Corning	3.95%	8/15/2029	1,655	1,745,772
Total				2,322,179

Business Services 0.54%
Adani Ports & Special Economic Zone Ltd. (India)†(b)	4.00%	7/30/2027	704	669,584
PayPal Holdings, Inc.	2.85%	10/1/2029	6,951	7,526,775
PayPal Holdings, Inc.	3.25%	6/1/2050	1,173	1,259,502
Pepperdine University	3.301%	12/1/2059	695	725,316
University of Chicago (The)	2.761%	4/1/2045	322	327,702
Total				10,508,879

Chemicals 0.16%
CNAC HK Finbridge Co. Ltd. (Hong Kong)(b)	3.50%	7/19/2022	1,270	1,296,427
CNAC HK Finbridge Co. Ltd. (Hong Kong)(b)	3.875%	6/19/2029	912	962,713
CNAC HK Finbridge Co. Ltd. (Hong Kong)(b)	4.125%	7/19/2027	218	232,014
Orbia Advance Corp. SAB de CV (Mexico)†(b)	4.875%	9/19/2022	550	572,008
Total				3,063,162

Computer Hardware 0.39%
Dell International LLC/EMC Corp.†	6.02%	6/15/2026	2,950	3,336,129
Dell International LLC/EMC Corp.†	8.35%	7/15/2046	2,028	2,576,822
Leidos, Inc.†	2.95%	5/15/2023	1,563	1,625,770
Total				7,538,721

Computer Software 0.17%
Oracle Corp.	6.125%	7/8/2039	2,231	3,267,970

Construction/Homebuilding 0.49%
DR Horton, Inc.	2.60%	10/15/2025	5,089	5,233,262
NVR, Inc.	3.00%	5/15/2030	3,481	3,527,907

See Notes to Financial Statements.	41

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Construction/Homebuilding (continued)
PulteGroup, Inc.	6.375%		5/15/2033	$681	$775,676
Total					9,536,845

Drugs 2.88%
AbbVie, Inc.†	3.25%		10/1/2022	3,169	3,316,162
AbbVie, Inc.†	4.25%		11/21/2049	8,405	9,713,843
AstraZeneca plc (United Kingdom)(b)	4.375%		8/17/2048	1,233	1,623,156
Bayer Corp.†	6.65%		2/15/2028	1,425	1,821,581
Bayer US Finance II LLC†	3.875%		12/15/2023	7,168	7,738,488
Bayer US Finance II LLC†	4.375%		12/15/2028	5,525	6,331,011
Becton Dickinson & Co.	2.894%		6/6/2022	3,705	3,850,676
Cigna Corp.	1.493% (3 Mo. LIBOR + .65%	)#	9/17/2021	1,439	1,431,668
Cigna Corp.†	3.50%		6/15/2024	6,542	7,069,455
CVS Health Corp.	3.625%		4/1/2027	4,181	4,595,791
CVS Health Corp.	3.875%		7/20/2025	7,432	8,272,240
Total					55,764,071

Electric: Power 3.05%
Ameren Corp.	3.50%		1/15/2031	5,328	5,932,612
Berkshire Hathaway Energy Co.	3.80%		7/15/2048	3,872	4,494,211
Cleco Corporate Holdings LLC	4.973%		5/1/2046	1,705	1,582,338
Dominion Energy South Carolina, Inc.	6.05%		1/15/2038	1,113	1,567,492
Dominion Energy South Carolina, Inc.	6.625%		2/1/2032	581	842,388
Dominion Energy, Inc.	3.375%		4/1/2030	4,502	4,936,927
DTE Electric Co.	2.625%		3/1/2031	5,859	6,284,379
Duke Energy Indiana LLC	2.75%		4/1/2050	994	1,002,358
Emera US Finance LP	4.75%		6/15/2046	3,338	3,794,723
Empresas Publicas de Medellin ESP (Colombia)†(b)	4.25%		7/18/2029	650	641,264
Entergy Louisiana LLC	2.90%		3/15/2051	1,459	1,487,749
Entergy Louisiana LLC	4.00%		3/15/2033	1,684	2,026,954
Entergy Texas, Inc.	4.00%		3/30/2029	1,212	1,384,534
Exelon Corp.	4.05%		4/15/2030	2,488	2,867,468
Exelon Generation Co. LLC	3.25%		6/1/2025	4,369	4,527,947
Exelon Generation Co. LLC	5.60%		6/15/2042	3,018	3,436,629
Minejesa Capital BV (Netherlands)†(b)	4.625%		8/10/2030	700	702,492
NRG Energy, Inc.†	5.25%		6/15/2029	834	910,991
Oglethorpe Power Corp.	5.95%		11/1/2039	1,032	1,356,022
Ohio Edison Co.	8.25%		10/15/2038	2,655	4,019,566
Oklahoma Gas & Electric Co.	3.30%		3/15/2030	1,146	1,240,424

42	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Electric: Power (continued)
Pennsylvania Electric Co.†	3.60%		6/1/2029	$1,682	$1,865,224
PSEG Power LLC	8.625%		4/15/2031	1,518	2,092,956
Total					58,997,648

Electrical Equipment 1.02%
Analog Devices, Inc.	2.95%		4/1/2025	328	350,146
Broadcom Corp./Broadcom Cayman Finance Ltd.	3.625%		1/15/2024	1,116	1,174,581
Broadcom Corp./Broadcom Cayman Finance Ltd.	3.875%		1/15/2027	2,744	2,891,190
Broadcom, Inc.†	3.15%		11/15/2025	8,455	8,773,422
Micron Technology, Inc.	2.497%		4/24/2023	1,047	1,073,519
NXP BV/NXP Funding LLC (Netherlands)†(b)	3.15%		5/1/2027	5,270	5,401,039
Total					19,663,897

Electronics 0.40%
Roper Technologies, Inc.	3.65%		9/15/2023	3,669	3,963,856
Tyco Electronics Group SA (Luxembourg)(b)	1.764% (3 Mo. LIBOR + .45%	)#	6/5/2020	3,772	3,771,785
Total					7,735,641

Financial Services 1.74%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(b)	3.50%		1/15/2025	2,732	2,318,874
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(b)	3.875%		1/23/2028	6,194	5,118,075
Affiliated Managers Group, Inc.	3.50%		8/1/2025	370	397,802
Ally Financial, Inc.	8.00%		11/1/2031	5,040	6,371,442
Ameriprise Financial, Inc.	3.00%		4/2/2025	2,596	2,792,566
Avolon Holdings Funding Ltd. (Ireland)†(b)	5.25%		5/15/2024	4,791	4,050,483
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027	1,164	1,258,830
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045	690	656,690
Park Aerospace Holdings Ltd. (Ireland)†(b)	5.50%		2/15/2024	3,956	3,404,074
Quicken Loans LLC†	5.75%		5/1/2025	1,723	1,761,948
SURA Asset Management SA (Columbia)†(b)	4.875%		4/17/2024	1,835	1,926,576
Visa, Inc.	1.90%		4/15/2027	3,356	3,520,474
Total					33,577,834

Food 0.13%
Sysco Corp.	2.40%		2/15/2030	1,594	1,492,067
Sysco Corp.	6.60%		4/1/2040	752	945,294
Total					2,437,361

See Notes to Financial Statements.	43

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Products 1.47%
Alcon Finance Corp.†	2.60%	5/27/2030	$6,648	$6,731,687
Baxter International, Inc.†	3.75%	10/1/2025	1,714	1,935,800
Boston Scientific Corp.	2.65%	6/1/2030	5,183	5,356,472
Stryker Corp.(d)	1.95%	6/15/2030	7,339	7,312,032
Zimmer Biomet Holdings, Inc.	3.55%	4/1/2025	3,311	3,568,189
Zimmer Biomet Holdings, Inc.	5.75%	11/30/2039	2,849	3,613,480
Total				28,517,660

Health Care Services 1.90%
Adventist Health System	2.952%	3/1/2029	841	871,119
Advocate Health & Hospitals Corp.	3.387%	10/15/2049	2,271	2,464,695
Anthem, Inc.	2.25%	5/15/2030	3,464	3,560,959
Centene Corp.	3.375%	2/15/2030	1,750	1,764,989
CommonSpirit Health	3.347%	10/1/2029	5,194	5,240,651
HCA, Inc.	5.50%	6/15/2047	5,757	6,906,971
Northwell Healthcare, Inc.	3.979%	11/1/2046	1,867	1,891,252
Quest Diagnostics, Inc.	2.80%	6/30/2031	3,789	3,921,374
UnitedHealth Group, Inc.	2.90%	5/15/2050	1,617	1,682,930
UnitedHealth Group, Inc.	3.50%	8/15/2039	1,821	2,100,419
UnitedHealth Group, Inc.	6.875%	2/15/2038	3,617	5,700,523
Universal Health Services, Inc.†	5.00%	6/1/2026	632	650,050
Total				36,755,932

Insurance 0.42%
Berkshire Hathaway Finance Corp.	1.85%	3/12/2030	2,242	2,309,386
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	4,592	5,748,426
Total				8,057,812

Machinery: Agricultural 0.76%
BAT Capital Corp.	3.557%	8/15/2027	3,114	3,276,913
BAT Capital Corp.	4.39%	8/15/2037	3,348	3,526,567
BAT Capital Corp.	4.70%	4/2/2027	1,302	1,458,291
Cargill, Inc.†	2.125%	4/23/2030	6,260	6,366,187
Total				14,627,958

Machinery: Industrial/Specialty 0.40%
IDEX Corp.	3.00%	5/1/2030	3,015	3,099,466
nVent Finance Sarl (Luxembourg)(b)	4.55%	4/15/2028	3,315	3,533,959
Snap-on, Inc.	3.10%	5/1/2050	1,150	1,155,909
Total				7,789,334

44	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2020

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Manufacturing 0.62%
Carlisle Cos., Inc.	2.75%		3/1/2030	$2,187	$2,143,409
General Electric Co.	0.921% (3 Mo. LIBOR + .38%	)#	5/5/2026	1,542	1,316,978
General Electric Co.	1.741% (3 Mo. LIBOR + 1.00%	)#	3/15/2023	2,698	2,589,398
General Electric Co.	6.15%		8/7/2037	5,268	6,025,957
Total					12,075,742

Media 0.80%
Comcast Corp.	4.95%		10/15/2058	2,567	3,602,846
Cox Communications, Inc.†	8.375%		3/1/2039	4,814	7,332,114
Time Warner Cable LLC	7.30%		7/1/2038	3,385	4,523,651
Total					15,458,611

Metals & Minerals: Miscellaneous 0.43%
Anglo American Capital plc (United Kingdom)†(b)	3.625%		9/11/2024	695	713,445
Anglo American Capital plc (United Kingdom)†(b)	4.75%		4/10/2027	3,199	3,417,292
Freeport-McMoRan, Inc.	4.125%		3/1/2028	999	973,091
Glencore Finance Canada Ltd. (Canada)†(b)	5.55%		10/25/2042	3,084	3,269,988
Total					8,373,816

Natural Gas 0.52%
Dominion Energy Gas Holdings LLC	4.60%		12/15/2044	1,711	1,845,209
NiSource, Inc.	3.49%		5/15/2027	7,316	8,181,016
Total					10,026,225

Oil 1.14%
Apache Corp.	4.75%		4/15/2043	4,369	3,394,007
Continental Resources, Inc.	5.00%		9/15/2022	2,777	2,653,979
Diamondback Energy, Inc.	4.75%		5/31/2025	906	949,425
Empresa Nacional del Petroleo (Chile)†(b)	3.75%		8/5/2026	1,475	1,508,664
Eni SpA (Italy)†(b)	5.70%		10/1/2040	5,053	5,355,215
Equinor ASA (Norway)(b)	1.75%		1/22/2026	1,128	1,153,010
Equinor ASA (Norway)(b)	7.15%		11/15/2025	1,354	1,741,805
Pertamina Persero PT (Indonesia)†(b)	4.15%		2/25/2060	520	501,800
Saudi Arabian Oil Co. (Saudi Arabia)†(b)	2.875%		4/16/2024	1,950	2,022,201
Shell International Finance BV (Netherlands)(b)	6.375%		12/15/2038	1,773	2,726,895
Total					22,007,001

Oil: Crude Producers 0.09%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates)†(b)	4.60%		11/2/2047	770	887,542
Northern Natural Gas Co.†	4.30%		1/15/2049	771	893,135
Total					1,780,677

See Notes to Financial Statements.	45

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2020

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Oil: Integrated Domestic 0.93%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.	3.138%		11/7/2029	$1,842	$1,855,759
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.	4.08%		12/15/2047	4,022	4,049,447
Halliburton Co.	7.45%		9/15/2039	2,595	3,196,641
National Oilwell Varco, Inc.	3.60%		12/1/2029	3,092	2,900,692
Schlumberger Holdings Corp.†	4.30%		5/1/2029	5,526	6,004,040
Total					18,006,579

Real Estate Investment Trusts 0.67%
Crown Castle International Corp.	3.80%		2/15/2028	578	641,502
Healthcare Realty Trust, Inc.	2.40%		3/15/2030	1,148	1,048,606
Longfor Group Holdings Ltd. (China)(b)	4.50%		1/16/2028	1,180	1,237,224
MPT Operating Partnership LP/MPT Finance Corp.	5.00%		10/15/2027	823	853,373
VEREIT Operating Partnership LP	4.875%		6/1/2026	5,718	5,706,872
WEA Finance LLC†	2.875%		1/15/2027	3,628	3,378,960
Total					12,866,537

Retail 0.78%
Walgreens Boots Alliance, Inc.	3.20%		4/15/2030	1,893	1,895,262
Walgreens Boots Alliance, Inc.	3.80%		11/18/2024	12,289	13,281,078
Total					15,176,340

Technology 0.54%
Baidu, Inc. (China)(b)	3.075%		4/7/2025	1,300	1,356,243
eBay, Inc.	1.90%		3/11/2025	1,512	1,521,117
JD.com, Inc. (China)(b)	3.375%		1/14/2030	1,200	1,269,425
Netflix, Inc.	6.375%		5/15/2029	1,451	1,704,657
Prosus NV (Netherlands)†(b)	3.68%		1/21/2030	550	573,714
Tencent Holdings Ltd. (China)†(b)	3.595%		1/19/2028	3,700	4,012,342
Total					10,437,498

Telecommunications 0.82%
AT&T, Inc.	2.305% (3 Mo. LIBOR + .93%	)#	6/30/2020	443	443,263
AT&T, Inc.	4.30%		2/15/2030	3,250	3,698,672
AT&T, Inc.	6.00%		8/15/2040	4,229	5,474,887
AT&T, Inc.	6.25%		3/29/2041	2,130	2,810,559
Ooredoo International Finance Ltd.†	3.75%		6/22/2026	3,270	3,497,295
Total					15,924,676

46	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2020

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Transportation: Miscellaneous 0.36%
Huntington Ingalls Industries, Inc.†	3.844%		5/1/2025	$1,224	$1,317,778
Kansas City Southern	3.50%		5/1/2050	5,258	5,604,258
Total					6,922,036

Utilities 0.12%
Essential Utilities, Inc.	3.566%		5/1/2029	2,156	2,345,036
Total Corporate Bonds (cost $615,813,828)					634,097,611

FOREIGN GOVERNMENT OBLIGATIONS(b) 0.47%

Indonesia 0.14%
Republic of Indonesia	3.40%		9/18/2029	2,450	2,609,691

Peru 0.06%
Peruvian Government International Bond	2.392%		1/23/2026	1,200	1,243,200

Qatar 0.05%
State of Qatar†	5.103%		4/23/2048	725	948,367

Saudi Arabia 0.22%
Saudi International Bond†	3.25%		10/26/2026	4,000	4,233,640
Total Foreign Government Obligations (cost $8,565,980)					9,034,898

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.26%
Federal Home Loan Mortgage Corp. Q001 XA IO	2.209%	#(e)	2/25/2032	11,894	1,431,706
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	8	8,255
Government National Mortgage Assoc. 2015-48 AS	2.90%	#(e)	2/16/2049	2,844	2,975,815
Government National Mortgage Assoc. 2015-73 AC	2.90%	#(e)	2/16/2053	520	542,709
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $4,961,126)					4,958,485

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 28.15%
Federal Home Loan Mortgage Corp.	4.00%		10/1/2049- 11/1/2049	12,945	14,010,368
Federal National Mortgage Assoc.	4.00%		10/1/2048	50,000	53,244,622
Federal National Mortgage Assoc.(f)	3.00%		TBA	41,950	44,129,434
Federal National Mortgage Assoc.	3.50%		9/1/2047- 3/1/2050	33,215	35,837,906
Federal National Mortgage Assoc.(f)	3.50%		TBA	119,346	125,919,354
Federal National Mortgage Assoc.	4.00%		1/1/2048	4,203	4,766,970
Federal National Mortgage Assoc.(f)	4.00%		TBA	186,053	198,044,698
Government National Mortgage Assoc.(f)	3.50%		TBA	64,700	68,571,891
Total Government Sponsored Enterprises Pass-Throughs (cost $542,948,945)					544,525,243

See Notes to Financial Statements.	47

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2020

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
MUNICIPAL BONDS 0.77%

Miscellaneous
California	7.30%		10/1/2039	$550	$896,929
California	7.625%		3/1/2040	820	1,408,006
California Health Facilities Financing Authority	3.034%		6/1/2034	825	839,421
Foothill-Eastern Transportation Corridor Agency	4.094%		1/15/2049	1,509	1,543,858
Massachusetts School Building Authority	3.395%		10/15/2040	2,090	2,102,352
Michigan Finance Authority	3.084%		12/1/2034	2,195	2,352,776
New Jersey Educational Facilities Authority	3.636%		9/1/2029	1,319	1,410,908
New Jersey Educational Facilities Authority	3.836%		9/1/2036	1,592	1,673,510
Permanent University Fund- Texas A&M University System	3.66%		7/1/2047	1,590	1,671,790
University of California Bond of Regents	3.006%		5/15/2050	950	921,975
Total Municipal Bonds (cost $14,447,897)					14,821,525

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 4.76%
Angel Oak Mortgage Trust 2020-1 A1†	2.466%	#(e)	12/25/2059	854	857,479
Angel Oak Mortgage Trust I LLC 2019-4 A1†	2.993%	#(e)	7/26/2049	2,915	2,956,570
Atrium Hotel Portfolio Trust 2018-ATRM A†	1.134% (1 Mo. LIBOR + .95%	)#	6/15/2035	1,141	1,038,891
Bancorp Commercial Mortgage Trust (The) 2018-CR3 A†	1.034% (1 Mo. LIBOR + .85%	)#	1/15/2033	97	92,490
BBCMS Mortgage Trust 2019-BWAY A†	1.14% (1 Mo. LIBOR + .96%	)#	11/25/2034	1,510	1,445,563
BBCMS Mortgage Trust 2019-BWAY B†	1.494% (1 Mo. LIBOR + 1.31%	)#	11/25/2034	664	632,068
BX Commercial Mortgage Trust 2018-BIOA A†	0.855% (1 Mo. LIBOR + .67%	)#	3/15/2037	4,127	3,978,639
BX Trust 2018-GW A†	0.984% (1 Mo. LIBOR + .80%	)#	5/15/2035	3,064	2,858,526
BX Trust 2019-OC11 A†	3.202%		12/9/2041	2,929	2,968,662
CF Trust 2019-BOSS A1†	3.434% (1 Mo. LIBOR + 3.25%	)#	12/15/2021	1,690	1,548,160	(a)
Citigroup Commercial Mortgage Trust 2014-GC21 XA IO	1.174%	#(e)	5/10/2047	16,598	630,002
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%		2/10/2049	3,025	1,512,500
Citigroup Commercial Mortgage Trust 2016-P3 D†	2.804%	#(e)	4/15/2049	709	389,950
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.006%	#(e)	8/10/2047	3,069	95,516
Commercial Mortgage Pass-Through Certificates 2014-UBS4 D†	4.707%	#(e)	8/10/2047	4,440	2,128,921
Commercial Mortgage Pass-Through Certificates 2015-DC1 D†	4.311%	#(e)	2/10/2048	3,741	1,619,295

48	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2020

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.431%	#(e)	7/10/2050	$620	$627,400
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.431%	#(e)	7/10/2050	3,385	3,021,680
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.431%	#(e)	7/10/2050	1,471	809,050
Commercial Mortgage Pass-Through Certificates 2016-COR1 AM	3.494%		10/10/2049	690	705,640
CSAIL Commercial Mortgage Trust 2015-C2 C	4.191%	#(e)	6/15/2057	325	186,884
CSAIL Commercial Mortgage Trust 2016-C7 D†	4.387%	#(e)	11/15/2049	1,875	1,031,250
CSAIL Commercial Mortgage Trust 2019-C18 AS	3.321%		12/15/2052	1,635	1,744,272
CSMC Series 2019-UVIL A†	3.16%		12/15/2041	1,436	1,301,581
CSMC Trust 2020-AFC1 A1†	2.24%	#(e)	2/25/2050	2,431	2,440,468
DBWF Mortgage Trust 2018-GLKS A†	1.202% (1 Mo. LIBOR + 1.03%	)#	12/19/2030	1,916	1,799,413
Deephaven Residential Mortgage Trust 2019-3A A1†	2.964%	#(e)	7/25/2059	3,082	3,116,007
Deephaven Residential Mortgage Trust 2019-4A A1†	2.791%	#(e)	10/25/2059	1,986	1,992,191
Deephaven Residential Mortgage Trust 2020-1 A1†	2.339%	#(e)	1/25/2060	1,285	1,274,335
GCAT Trust 2020-NQM1 A1†	2.247%		1/25/2060	964	963,181
Great Wolf Trust 2019-WOLF A†	1.218% (1 Mo. LIBOR + 1.03%	)#	12/15/2036	6,000	5,640,936
GS Mortgage Securities Corp. Trust 2018-RIVR A†	1.134% (1 Mo. LIBOR + .95%	)#	7/15/2035	1,346	1,289,850
GS Mortgage Securities Trust 2015-GC32 C	4.427%	#(e)	7/10/2048	685	619,145
Hilton Orlando Trust 2018-ORL A†	0.954% (1 Mo. LIBOR + .77%	)#	12/15/2034	4,123	3,847,897
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	2,410	2,159,948
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.159%	#(e)	8/5/2034	2,231	1,919,686
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	0.748%	#(e)	4/15/2047	2,466	44,981
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.284%	#(e)	4/15/2047	1,381	16,862
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.269%	#(e)	7/15/2048	2,629	2,494,835
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ A†	1.184% (1 Mo. LIBOR + 1.00%	)#	6/15/2032	2,837	2,646,227
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ B†	1.484% (1 Mo. LIBOR + 1.30%	)#	6/15/2032	2,399	2,180,737

See Notes to Financial Statements.	49

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2020

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN†	2.02% (1 Mo. LIBOR + 1.02%	)#	11/15/2035	$1,026	$955,010
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	1.253% (1 Mo. LIBOR + .95%	)#	7/5/2033	4,859	4,637,847
New Residential Mortgage Loan Trust 2019-NQM3 A1†	2.802%	#(e)	7/25/2049	2,568	2,585,367
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464%	#(e)	1/26/2060	761	745,090
PFP Ltd. 2019-6 A†	1.234% (1 Mo. LIBOR + 1.05%	)#	4/14/2037	1,729	1,651,339
ReadyCap Commercial Mortgage Trust 2019-6 A†	2.833%		10/25/2052	1,311	1,303,765
Residential Mortgage Loan Trust 2020-1 A1†	2.376%	#(e)	2/25/2024	565	558,286
Sequoia Mortgage Trust 2012-4 A3	2.069%	#(e)	9/25/2042	238	241,568
SFAVE Commercial Mortgage Securities Trust 2015-5AVE A2B†	4.144%	#(e)	1/5/2043	250	220,898
Starwood Mortgage Residential Trust 2020-1 A1†	2.275%	#(e)	2/25/2050	1,276	1,276,215
Verus Securitization Trust 2020-1 A1†	2.417%	#(e)	1/25/2060	3,095	3,111,090
Wells Fargo Commercial Mortgage Trust 2015-C28 D	4.103%	#(e)	5/15/2048	2,000	1,243,213
Wells Fargo Commercial Mortgage Trust 2016-C35 C	4.176%	#(e)	7/15/2048	2,139	1,829,209
Wells Fargo Commercial Mortgage Trust 2016-NXS5 E†	4.97%	#(e)	1/15/2059	1,524	877,487
Wells Fargo Commercial Mortgage Trust 2017-C41 AS	3.785%	#(e)	11/15/2050	1,151	1,186,743
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	0.959%	#(e)	5/15/2047	7,416	207,081
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.572%	#(e)	5/15/2047	1,909	41,103
WF-RBS Commercial Mortgage Trust 2014-C23 XA IO	0.567%	#(e)	10/15/2057	21,327	430,949
WF-RBS Commercial Mortgage Trust 2014-C23 XB IO	0.307%	#(e)	10/15/2057	36,416	392,233
Total Non-Agency Commercial Mortgage-Backed Securities (cost $101,733,766)					92,122,181

U.S. TREASURY OBLIGATIONS 37.27%
U.S. Treasury Bill	Zero Coupon		7/30/2020	60,304	60,290,905
U.S. Treasury Bond(d)	1.125%		5/15/2040	10,477	10,372,025
U.S. Treasury Bond	1.25%		5/15/2050	52,983	50,796,416
U.S. Treasury Bond	2.375%		11/15/2049	2,977	3,669,734
U.S. Treasury Bond	2.75%		11/15/2047	29,726	38,827,265
U.S. Treasury Bond	3.625%		8/15/2043	37,160	54,159,249

50	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2020

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Inflation Indexed Note(g)	0.625%	4/15/2023	$32,710	$33,571,654
U.S. Treasury Note	0.125%	4/30/2022	76,852	76,815,976
U.S. Treasury Note	0.125%	5/31/2022	51,905	51,871,546
U.S. Treasury Note	0.25%	5/31/2025	123,085	122,789,308
U.S. Treasury Note	2.50%	1/31/2021	214,604	217,919,464
Total U.S. Treasury Obligations (cost $700,076,602)				721,083,542
Total Long-Term Investments (cost $2,262,878,870)				2,291,771,688

SHORT-TERM INVESTMENT 9.16%

REPURCHASE AGREEMENT
Repurchase Agreement dated 5/29/2020, 0.00% due 6/1/2020 with Fixed Income Clearing Corp. collateralized by $148,340,000 of U.S. Treasury Note at 2.375% due 01/31/2023 and $20,200,000 Treasury Inflation at 0.125% due 1/15/2023; value: $180,858,650; proceeds: $177,309,557 (cost $177,309,557)			177,310	177,309,557
Total Investments in Securities 127.63% (cost $2,440,188,427)				2,469,081,245
Liabilities in Excess of Cash and Other Assets(h) (27.63%)				(534,568,249)
Net Assets 100.00%				$1,934,512,996

IO	Interest Only.
LIBOR	London Interbank Offered Rate.
SOFR	Secured Over Night Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At May 31, 2020, the total value of Rule 144A securities was $425,492,407, which represents 21.99% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2020.
(a)	Level 3 Investment as described in Note 2(t) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Foreign security traded in U.S. dollars.
(c)	Security is perpetual in nature and has no stated maturity.
(d)	Securities purchased on a when-issued basis (See Note 2(i)).
(e)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(f)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(g)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(h)	Liabilities in Excess of Cash and Other Assets include net unrealized appreciation/depreciation on credit default swaps and futures contracts as follows:

See Notes to Financial Statements.	51

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2020

Centrally Cleared Credit Default Swaps on Indexes - Sell Protection at May 31, 2020(1):

		Fund
Referenced	Central	Pays	Termination	Notional	Notional	Payments	Unrealized
Index	Clearing party	(Quarterly)	Date	Amount	Value	Upfront(2)	Appreciation(3)
Markit CDX. NA.HY.34(4)(5)	Credit Suisse	5.00%	6/20/2025	$39,964,220	$39,173,743	$2,156,883	$1,366,406

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $1,366,406. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities.

Open Futures Contracts at May 31, 2020:

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Appreciation
U.S. Long Bond	September 2020	310	Long	$55,017,117	$55,296,250	$279,133
U.S. Ultra Treasury Bond	September 2020	78	Long	16,860,977	17,006,438	145,461
Total Unrealized Appreciation on Open Futures Contracts						$424,594

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Depreciation
U.S. 10-Year Ultra Treasury Bond	September 2020	207	Short	$(32,428,376)	$(32,566,922)	$(138,546)

52	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2020

The following is a summary of the inputs used as of May 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$–	$134,404,616	$3,280,161	$137,684,777
Remaining Industries	–	133,443,426	–	133,443,426
Corporate Bonds	–	634,097,611	–	634,097,611
Foreign Government Obligations	–	9,034,898	–	9,034,898
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	4,958,485	–	4,958,485
Government Sponsored Enterprises Pass-Throughs	–	544,525,243	–	544,525,243
Municipal Bonds	–	14,821,525	–	14,821,525
Non-Agency Commercial Mortgage-Backed Securities	–	90,574,021	1,548,160	92,122,181
U. S. Treasury Obligations	–	721,083,542	–	721,083,542
Short-Term Investment
Repurchase Agreement	–	177,309,557	–	177,309,557
Total	$–	$2,464,252,924	$4,828,321	$2,469,081,245

Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$1,366,406	$–	$1,366,406
Liabilities	–	–	–	–
Futures Contracts
Assets	424,594	–	–	424,594
Liabilities	(138,546)	–	–	(138,546)
Total	$286,048	$1,366,406	$–	$1,652,454

(1)	Refer to Note 2(t) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

See Notes to Financial Statements.	53

Schedule of Investments (unaudited)(concluded)

CORE FIXED INCOME FUND May 31, 2020

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

		Non-Agency
		Commercial
	Asset-Backed	Mortgage-Backed
Investment Type	Securities	Securities
Balance as of December 1, 2019	$2,593,558	$1,692,312
Accrued Discounts (Premiums)	586	–
Realized Gain (Loss)	–	–
Change in Unrealized Appreciation (Depreciation)	(322,797)	(144,152)
Purchases	–	–
Sales	–	–
Transfers into Level 3	3,602,372	–
Transfers out of Level 3	(2,593,558)	–
Balance as of May 31, 2020	$3,280,161	$1,548,160
Change in unrealized appreciation/depreciation for the period ended May 31, 2020, related to Level 3 investments held at May 31, 2020	$(322,797)	$(144,152)

54	See Notes to Financial Statements.

Schedule of Investments (unaudited)

CORE PLUS BOND FUND May 31, 2020

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
LONG-TERM INVESTMENTS 107.22%

ASSET-BACKED SECURITIES 20.30%

Automobiles 11.02%
ACC Trust 2018-1 B†	4.82%		5/20/2021	$43	$42,660
ACC Trust 2019-1 B†	4.47%		10/20/2022	100	94,892	(a)
Ally Auto Receivables Trust 2019-4 A2	1.93%		10/17/2022	508	510,794
American Credit Acceptance Receivables Trust 2019-2 B†	3.05%		5/12/2023	97	97,387
AmeriCredit Automobile Receivables Trust 2017-2 C	2.97%		3/20/2023	16	16,227
AmeriCredit Automobile Receivables Trust 2017-3 B	2.24%		6/19/2023	586	588,836
AmeriCredit Automobile Receivables Trust 2018-3 A2A	3.11%		1/18/2022	1	1,264
AmeriCredit Automobile Receivables Trust 2018-3 A2B	0.432% (1 Mo. LIBOR + .25%	)#	1/18/2022	1	1,262
AmeriCredit Automobile Receivables Trust 2019-3 A2A	2.17%		1/18/2023	199	199,731
AmeriCredit Automobile Receivables Trust 2020-1 B	1.48%		1/21/2025	1,405	1,376,930
Avid Automobile Receivables Trust 2019-1 A†	2.62%		2/15/2024	364	359,925
Avid Automobile Receivables Trust 2019-1 B†	2.82%		7/15/2026	500	497,060
Avid Automobile Receivables Trust 2019-1 C†	3.14%		7/15/2026	500	495,721
BMW Vehicle Lease Trust 2019-1 A2	2.79%		3/22/2021	18	17,647
BMW Vehicle Owner Trust 2019-A A2	2.05%		5/25/2022	664	667,951
California Republic Auto Receivables Trust 2016-2 B	2.52%		5/16/2022	8	8,045
California Republic Auto Receivables Trust 2017-1 B	2.91%		12/15/2022	73	74,015
Capital Auto Receivables Asset Trust 2018-1 A3†	2.79%		1/20/2022	73	73,624
Capital Auto Receivables Asset Trust 2018-2 A3†	3.27%		6/20/2023	688	692,779
Capital One Prime Auto Receivables Trust 2019-2 A2	2.06%		9/15/2022	596	599,666
CarMax Auto Owner Trust 2018-3 A2A	2.88%		10/15/2021	2	2,080
CarMax Auto Owner Trust 2019-3 A2A	2.21%		12/15/2022	199	200,830
CarMax Auto Owner Trust 2019-4 B	2.32%		7/15/2025	427	431,002
Carvana Auto Receivables Trust 2019-3A A2†	2.42%		4/15/2022	237	237,569
Chesapeake Funding II LLC 2017-2A A1†	1.99%		5/15/2029	313	314,491
Chesapeake Funding II LLC 2017-3A A1†	1.91%		8/15/2029	113	113,007
Chesapeake Funding II LLC 2019-1A A1†	2.94%		4/15/2031	835	842,515
CPS Auto Receivables Trust 2017-C D†	3.79%		6/15/2023	100	100,571
CPS Auto Receivables Trust 2018-A B†	2.77%		4/18/2022	13	12,604
CPS Auto Receivables Trust 2019-D B†	2.35%		11/15/2023	411	411,747

See Notes to Financial Statements.	55

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2020

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Automobiles (continued)
CPS Auto Receivables Trust 2019-D C†	2.54%	8/15/2024	$411	$406,376
CPS Auto Receivables Trust 2020-A D†	2.90%	12/15/2025	500	474,998
CPS Auto Trust 2017-A D†	4.61%	12/15/2022	966	978,272
Credit Acceptance Auto Loan Trust 2017-3A C†	3.48%	10/15/2026	250	250,659
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	72	72,349
Drive Auto Receivables Trust 2017-1 D	3.84%	3/15/2023	65	66,016
Drive Auto Receivables Trust 2017-1 E	5.17%	9/16/2024	1,590	1,612,071
Drive Auto Receivables Trust 2017-3 D†	3.53%	12/15/2023	127	128,785
Drive Auto Receivables Trust 2017-AA D†	4.16%	5/15/2024	454	460,090
Drive Auto Receivables Trust 2018-3 C	3.72%	9/16/2024	17	17,276
Drive Auto Receivables Trust 2019-1 D	4.09%	6/15/2026	686	691,588
Drive Auto Receivables Trust 2019-4 A2A	2.32%	6/15/2022	234	234,323
Drive Auto Receivables Trust 2019-4 C	2.51%	11/17/2025	275	274,167
Drive Auto Receivables Trust 2019-4 D	2.70%	2/16/2027	391	380,319
Enterprise Fleet Financing LLC 2018-1 A2†	2.87%	10/20/2023	37	36,994
Fifth Third Auto Trust 2019-1 A2A	2.66%	5/16/2022	508	511,725
Fifth Third Auto Trust 2019-1 A4	2.69%	11/16/2026	28	28,941
First Investors Auto Owner Trust 2017-3A A2†	2.41%	12/15/2022	5	4,771
First Investors Auto Owner Trust 2018-2A A1†	3.23%	12/15/2022	126	126,218
First Investors Auto Owner Trust 2019-1A A†	2.89%	3/15/2024	43	43,179
First Investors Auto Owner Trust 2019-1A B†	3.02%	3/17/2025	949	944,494
First Investors Auto Owner Trust 2019-2A A†	2.21%	9/16/2024	331	333,835
First Investors Auto Owner Trust 2019-2A C†	2.71%	12/15/2025	427	414,323
Flagship Credit Auto Trust 2017-3 B†	2.59%	7/15/2022	6	6,474
Flagship Credit Auto Trust 2017-4 A†	2.07%	4/15/2022	1	585
Flagship Credit Auto Trust 2018-1 A†	2.59%	6/15/2022	2	2,335
Ford Credit Auto Owner Trust 2018-2 A†	3.47%	1/15/2030	100	103,964
Ford Credit Auto Owner Trust 2019-C A2A	1.88%	7/15/2022	1,127	1,133,250
Ford Credit Auto Owner Trust 2019-REV1 A†	3.52%	7/15/2030	196	206,285
Foursight Capital Automobile Receivables Trust 2018-1 B†	3.53%	4/17/2023	980	996,378
Foursight Capital Automobile Receivables Trust 2018-1 E†	5.56%	1/16/2024	451	458,755
GM Financial Automobile Leasing Trust 2019-2 A2A	2.67%	6/21/2021	110	110,223
GM Financial Automobile Leasing Trust 2019-2 A3	2.67%	3/21/2022	45	45,552
Honda Auto Receivables Owner Trust 2019-1 A2	2.75%	9/20/2021	48	48,464
Hyundai Auto Receivables Trust 2019-B A2	1.93%	7/15/2022	220	221,716
Mercedes-Benz Auto Lease Trust 2018-B A3	3.21%	9/15/2021	80	80,379
Mercedes-Benz Auto Lease Trust 2019-A A3	3.10%	11/15/2021	190	192,030

56	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2020

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Automobiles (continued)
Nissan Auto Receivables Owner Trust 2017-C A3	2.12%		4/18/2022	$218	$219,173
Prestige Auto Receivables Trust 2017-1A D†	3.61%		10/16/2023	329	332,332
Prestige Auto Receivables Trust 2019-1A E†	3.90%		5/15/2026	201	175,419
Santander Drive Auto Receivables Trust 2017-3 C	2.76%		12/15/2022	62	62,532
Santander Drive Auto Receivables Trust 2018-5 C	3.81%		12/16/2024	1,141	1,155,381
TCF Auto Receivables Owner Trust 2016-PT1A A†	1.93%		6/15/2022	251	250,736
TCF Auto Receivables Owner Trust 2016-PT1A B†	2.92%		10/17/2022	11	11,063
Westlake Automobile Receivables Trust 2018-2A C†	3.50%		1/16/2024	228	229,309
Westlake Automobile Receivables Trust 2018-2A D†	4.00%		1/16/2024	1,357	1,374,669
Westlake Automobile Receivables Trust 2018-3A B†	3.32%		10/16/2023	590	593,775
Westlake Automobile Receivables Trust 2019-1A B†	3.26%		10/17/2022	530	535,489
Westlake Automobile Receivables Trust 2019-1A C†	3.45%		3/15/2024	246	250,746
Westlake Automobile Receivables Trust 2019-2A D†	3.20%		11/15/2024	57	56,572
Westlake Automobile Receivables Trust 2019-3A A2†	2.15%		2/15/2023	853	858,117
Westlake Automobile Receivables Trust 2019-3A B†	2.41%		10/15/2024	275	277,614
Westlake Automobile Receivables Trust 2020-1A C†	2.52%		4/15/2025	602	596,092
World Omni Auto Receivables Trust 2017-A A3	1.93%		9/15/2022	312	313,817
World Omni Automobile Lease Securitization Trust 2018-A A3	2.83%		7/15/2021	200	200,196
World Omni Automobile Lease Securitization Trust 2019-A A2	2.89%		11/15/2021	252	253,218
Total					28,927,241

Credit Cards 1.16%
American Express Credit Account Master Trust 2019-1 B	3.07%		10/15/2024	705	733,093
American Express Credit Account Master Trust 2019-2 B	2.86%		11/15/2024	500	516,565
Capital One Multi-Asset Execution Trust 2019-A3 A3	2.06%		8/15/2028	421	439,112
First National Master Note Trust 2018-1 A	0.644% (1 Mo. LIBOR + .46%	)#	10/15/2024	105	104,239
Genesis Sales Finance Master Trust Series 2019-AA B†	5.42%		8/20/2023	100	97,675
Perimeter Master Note Business Trust 2019-1A B†	6.02%		12/15/2022	500	505,137
Trillium Credit Card Trust II 2018-2A A†	0.518% (1 Mo. LIBOR + .35%	)#	9/26/2023	235	234,460
World Financial Network Credit Card Master Trust 2017-C M	2.66%		8/15/2024	23	22,967
World Financial Network Credit Card Master Trust 2019-C A	2.21%		7/15/2026	399	400,910
Total					3,054,158

See Notes to Financial Statements.	57

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2020

				Principal
	Interest		Maturity	Amount		Fair
Investments	Rate		Date	(000)		Value
Other 8.12%
ALM VII Ltd. 2012-7A CR2†	4.769% (3 Mo. LIBOR+ 3.55%	)#	7/15/2029		$250	$228,808
Ammc Clo Ltd. 2016-19A BR†	3.019% (3 Mo. LIBOR + 1.80%	)#	10/16/2028		500	488,466
Ammc Clo Ltd. 2016-19A CR†	3.769% (3 Mo. LIBOR + 2.55%	)#	10/16/2028		500	484,086
Amur Equipment Finance Receivables V LLC 2018-1A C†	3.74%		4/22/2024		675	684,517
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%		6/10/2021		1	997
Avery Point VII CLO Ltd. 2015-7A BR†	2.969% (3 Mo. LIBOR + 1.75%	)#	1/15/2028		250	243,200
Avery Point VII CLO Ltd. 2015-7A CR†	3.669% (3 Mo. LIBOR + 2.45%	)#	1/15/2028		250	244,848
BDS Ltd. 2019-FL3 A†	1.584% (1 Mo. LIBOR + 1.40%	)#	12/15/2035		100	96,257
BSPRT Issuer Ltd. 2018-FL4 A†	1.234% (1 Mo. LIBOR + 1.05%	)#	9/15/2035		271	260,666
Cent CLO Ltd. 2013-19A A1A†	2.171% (3 Mo. LIBOR + 1.33%	)#	10/29/2025		127	126,332
Colony American Finance Ltd. 2018-1 A†	3.804%		6/15/2051		112	114,591
Diamond Resorts Owner Trust 2017-1A B†	4.11%		10/22/2029		28	27,861
Elm CLO Ltd. 2014-1A BRR†	2.885% (3 Mo. LIBOR + 1.75%	)#	1/17/2029		200	194,720
Fairstone Financial Issuance Trust I 2019-1A C†(b)	6.299%		3/21/2033	CAD	150	109,081	(a)
Ford Credit Floorplan Master Owner Trust 2015-5 A1	2.42%		8/15/2022		$351	351,175
Ford Credit Floorplan Master Owner Trust 2019-2 A	3.06%		4/15/2026		75	75,457
Great American Auto Leasing, Inc. 2019-1 A4†	3.21%		2/18/2025		110	113,506
Greywolf CLO IV Ltd. 2019-1A A2†	3.085% (3 Mo. LIBOR + 1.95%	)#	4/17/2030		250	244,800
Halcyon Loan Advisors Funding Ltd. 2015-3A A1R†	2.035% (3 Mo. LIBOR + .90%	)#	10/18/2027		356	350,998
Hardee’s Funding LLC 2018-1A A23†	5.71%		6/20/2048		256	238,351
Hardee’s Funding LLC 2018-1A A2II†	4.959%		6/20/2048		28	25,786
Hyundai Floorplan Master Owner Trust 2019-1 A†	2.68%		4/15/2024		1,109	1,119,294
Jackson Mill CLO Ltd. 2015-1A AR†	2.049% (3 Mo. LIBOR + .83%	)#	4/15/2027		264	258,754
Jamestown CLO IX Ltd. 2016-9A BR†	3.785% (3 Mo. LIBOR + 2.65%	)#	10/20/2028		250	243,246
Jamestown CLO VI-R Ltd. 2018-6RA A1†	2.141% (3 Mo. LIBOR + 1.15%	)#	4/25/2030		400	386,634
Kayne CLO 7 Ltd. 2020-7A A1†	2.607% (3 Mo. LIBOR + 1.20%	)#	4/17/2033		721	704,551

58	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2020

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Other (continued)
KKR CLO Ltd. 17 B†	2.869% (3 Mo. LIBOR + 1.65%	)#	4/15/2029	$250	$242,812
KKR CLO Ltd. 18 B†	2.835% (3 Mo. LIBOR + 1.70%	)#	7/18/2030	250	240,063
KVK CLO Ltd. 2016-1A B†	3.469% (3 Mo. LIBOR + 2.25%	)#	1/15/2029	743	736,632
LMREC, Inc. 2019-CRE3 A†	1.573% (1 Mo. LIBOR + 1.40%	)#	12/22/2035	174	168,248
Longtrain Leasing III LLC 2015-1A A2†	4.06%		1/15/2045	98	98,383
M360 LLC 2019-CRE2 AS†	2.034% (1 Mo. LIBOR + 1.85%	)#	9/15/2034	519	491,699
M360 LLC 2019-CRE2 B†	2.434% (1 Mo. LIBOR + 2.25%	)#	9/15/2034	258	244,711
Marble Point CLO XVII Ltd. 2020-1A A†	2.196% (3 Mo. LIBOR + 1.30%	)#	4/20/2033	429	416,863
ME Funding LLC 2019-1 A2†	6.448%		7/30/2049	661	509,129
Mountain View CLO 2017-1A BR†	2.926% (3 Mo. LIBOR + 1.75%	)#	10/16/2029	250	242,303
NextGear Floorplan Master Owner Trust 2017-2A A2†	2.56%		10/17/2022	824	822,197
NextGear Floorplan Master Owner Trust 2018-2A B†	4.01%		10/15/2023	100	97,146
NextGear Floorplan Master Owner Trust 2019-1A A2†	3.21%		2/15/2024	1,409	1,402,699
Northwoods Capital 20 Ltd. 2019-20A D†	6.151% (3 Mo. LIBOR + 4.25%	)#	1/25/2030	250	237,185	(a)
Oaktree CLO 2014-1A A1R†	1.724% (3 Mo. LIBOR + 1.29%	)#	5/13/2029	249	244,762
Octagon Investment Partners 30 Ltd. 2017-1A A2†	2.835% (3 Mo. LIBOR + 1.70%	)#	3/17/2030	500	481,540
OneMain Financial Issuance Trust 2018-2A A†	3.57%		3/14/2033	100	102,469
OneMain Financial Issuance Trust 2019-1A A†	3.48%		2/14/2031	140	141,795
Orange Lake Timeshare Trust 2015-AA A†	2.88%		9/8/2027	10	9,781
Orange Lake Timeshare Trust 2019-A†	3.06%		4/9/2038	35	33,901
Orec Ltd. 2018-CRE1 A†	1.364% (1 Mo. LIBOR + 1.18%	)#	6/15/2036	23	22,139
Palmer Square Loan Funding Ltd. 2018-1A A1†	1.819% (3 Mo. LIBOR + .60%	)#	4/15/2026	1,439	1,430,916
Palmer Square Loan Funding Ltd. 2018-5A A1†	1.985% (3 Mo. LIBOR + .85%	)#	1/20/2027	942	935,593
Palmer Square Loan Funding Ltd. 2020-1A A1†	1.177% (3 Mo. LIBOR + .80%	)#	2/20/2028	733	720,911
Pennsylvania Higher Education Assistance Agency 2006-1 B	1.261% (3 Mo. LIBOR + .27%	)#	4/25/2038	35	32,063
PFS Financing Corp. 2018-B A†	2.89%		2/15/2023	100	100,198
Planet Fitness Master Issuer LLC 2018-1A A2II†	4.666%		9/5/2048	103	95,251
Salem Fields CLO Ltd. 2016-2A A1R†	2.944% (3 Mo. LIBOR + 1.15%	)#	10/25/2028	464	455,524

See Notes to Financial Statements.	59

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2020

				Principal
	Interest		Maturity	Amount		Fair
Investments	Rate		Date	(000)		Value
Other (continued)
SCF Equipment Leasing LLC 2017-2A A†	3.41%		12/20/2023	$38		$37,579
SCF Equipment Leasing LLC 2018-1A A2†	3.63%		10/20/2024	39		38,681
SCF Equipment Leasing LLC 2019-1A A1†	3.04%		3/20/2023	44		43,815
SCF Equipment Leasing LLC 2019-1A A2†	3.23%		10/20/2024	201		194,892
SCF Equipment Leasing LLC 2019-1A C†	3.92%		11/20/2026	142		128,271
SCF Equipment Leasing LLC 2019-2A B†	2.76%		8/20/2026	402		383,807
SCF Equipment Leasing LLC 2019-2A C†	3.11%		6/21/2027	291		254,542
SLM Student Loan Trust 2007-3 A4	1.051% (3 Mo. LIBOR + .06%	)#	1/25/2022	82		79,160
Sound Point CLO XII Ltd. 2016-2A BR†	2.935% (3 Mo. LIBOR + 1.80%	)#	10/20/2028	250		243,697
Sound Point CLO XVII 2017-3A A2†	2.735% (3 Mo. LIBOR + 1.60%	)#	10/20/2030	287		270,907
TAL Advantage VI LLC 2017-1A A†	4.50%		4/20/2042	102		102,614
Textainer Marine Containers VII Ltd. 2018-1A A†	4.11%		7/20/2043	434		436,304
Triton Container Finance VI LLC 2018-2A A†	4.19%		6/22/2043	471		471,746
TRTX Issuer Ltd. 2019-FL3 C†	2.284% (1 Mo. LIBOR + 2.10%	)#	9/15/2034	411		365,745
Wingstop Funding LLC 2018-1 A2†	4.97%		12/5/2048	99		100,423
Total						21,326,078
Total Asset-Backed Securities (cost $53,951,832)						53,307,477

				Shares
				(000)
COMMON STOCK 0.00%

Oil
Tapstone Energy Holdings III LLC (cost $4)				–	(c)	4	(a)

				Principal
				Amount
				(000)
CORPORATE BONDS 42.86%

Aerospace/Defense 1.22%
BAE Systems plc (United Kingdom)†(d)	3.40%		4/15/2030	$488		529,795
Boeing Co. (The)	4.875%		5/1/2025	660		701,260
Boeing Co. (The)	5.04%		5/1/2027	565		600,699
Boeing Co. (The)	5.15%		5/1/2030	345		369,107
Kratos Defense & Security Solutions, Inc.†	6.50%		11/30/2025	29		29,903

60	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2020

					Principal
	Interest		Maturity		Amount		Fair
Investments	Rate		Date		(000)		Value
Aerospace/Defense (continued)
Raytheon Technologies Corp.	2.25%		7/1/2030			$709	$727,908
TransDigm, Inc.	6.375%		6/15/2026			253	235,874
Total							3,194,546

Air Transportation 0.27%
American Airlines Group, Inc.†	3.75%		3/1/2025			116	56,858
Delta Air Lines, Inc.†	7.00%		5/1/2025			517	534,896
Transportes Aereos Portugueses SA(b)	5.625%		12/2/2024		EUR	200	124,378
Total							716,132

Auto Parts: Original Equipment 0.05%
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.†	8.50%		5/15/2027			$131	128,847

Automotive 1.29%
BCD Acquisition, Inc.†	9.625%		9/15/2023			10	9,231
Ford Motor Co.	7.45%		7/16/2031			534	531,998
General Motors Co.	6.60%		4/1/2036			1,458	1,560,994
Navistar International Corp.†	9.50%		5/1/2025			239	258,120
Tesla, Inc.†	5.30%		8/15/2025			368	369,144
Volkswagen Group of America Finance LLC†	3.125%		5/12/2023			366	376,107
Volkswagen Group of America Finance LLC†	3.35%		5/13/2025			277	288,916
Total							3,394,510

Banks: Regional 4.46%
Banco de Credito e Inversiones SA (Chile)†(d)	3.50%		10/12/2027			290	298,944
Banco do Brasil SA†	4.625%		1/15/2025			220	225,651
Bank of America Corp.	3.593% (3 Mo. LIBOR + 1.37%	)#	7/21/2028			912	1,004,339
Bank of America Corp.	3.824% (3 Mo. LIBOR + 1.58%	)#	1/20/2028			18	19,909
Bank of America Corp.	4.00%		1/22/2025			7	7,650
CIT Group, Inc.	6.125%		3/9/2028			230	238,869
Citigroup, Inc.	2.666% (SOFR + 1.15%	)#	1/29/2031			278	282,624
Citigroup, Inc.	3.98% (3 Mo. LIBOR + 1.34%	)#	3/20/2030			336	376,354
Citigroup, Inc.	4.45%		9/29/2027			38	42,299
Danske Bank A/S (Denmark)†(d)	5.375%		1/12/2024			200	218,755
Discover Bank	4.682% (5 Yr. Swap rate + 1.73%	)#	8/9/2028			500	500,807
Goldman Sachs Group, Inc. (The)	1.11% (3 Mo. LIBOR + .75%	)#	2/23/2023			321	315,477
JPMorgan Chase & Co.	3.782% (3 Mo. LIBOR + 1.34%	)#	2/1/2028			1,072	1,185,813
JPMorgan Chase & Co.	4.00% (SOFR + 2.75%	)#	–	(e)		117	100,693
JPMorgan Chase & Co.	4.60% (SOFR + 3.13%	)#	–	(e)		340	301,937

See Notes to Financial Statements.	61

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2020

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Banks: Regional (continued)
Kookmin Bank (South Korea)†(d)	1.75%		5/4/2025	$300	$305,401
Macquarie Bank Ltd. (Australia)†(d)	6.625%		4/7/2021	16	16,717
Macquarie Group Ltd. (Australia)†(d)	4.654% (3 Mo. LIBOR + 1.73%	)#	3/27/2029	204	227,662
Morgan Stanley	3.625%		1/20/2027	524	581,923
National Australia Bank Ltd. (Australia)†(d)	3.933% (5 Yr Treasury CMT + 1.88%	)#	8/2/2034	675	716,904
National Securities Clearing Corp.†	1.50%		4/23/2025	364	369,254
Popular, Inc.	6.125%		9/14/2023	89	89,992
Royal Bank of Scotland Group plc (United Kingdom)(d)	6.125%		12/15/2022	40	43,216
Santander UK plc (United Kingdom)(d)	7.95%		10/26/2029	55	71,331
Toronto-Dominion Bank (The) (Canada)(d)	3.625% (5 Yr. Swap rate + 2.21%	)#	9/15/2031	394	428,827
Turkiye Garanti Bankasi AS (Turkey)†(d)	5.875%		3/16/2023	200	199,160
Turkiye Vakiflar Bankasi TAO (Turkey)†(d)	5.625%		5/30/2022	200	198,352
UBS AG (Switzerland)(d)	5.125%		5/15/2024	2,045	2,216,612
Wells Fargo & Co.	5.95%		12/1/2086	700	811,719
Westpac Banking Corp. (Australia)(d)	4.11% (5 Yr Treasury CMT + 2.00%	)#	7/24/2034	300	323,237
Total					11,720,428

Beverages 1.04%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.	4.70%		2/1/2036	395	451,377
Anheuser-Busch InBev Worldwide, Inc.	3.50%		6/1/2030	682	749,991
Anheuser-Busch InBev Worldwide, Inc.	4.75%		1/23/2029	1,133	1,340,525
Constellation Brands, Inc.	2.875%		5/1/2030	174	180,772
Total					2,722,665

Biotechnology Research & Production 0.48%
Biogen, Inc.	2.25%		5/1/2030	1,248	1,267,085

Building Materials 0.40%
Carrier Global Corp.†	3.577%		4/5/2050	98	88,539
Cemex SAB de CV (Mexico)†(d)	5.45%		11/19/2029	210	196,525
Griffon Corp.	5.75%		3/1/2028	216	215,768
Norbord, Inc. (Canada)†(d)	6.25%		4/15/2023	21	21,286
Owens Corning, Inc.	4.30%		7/15/2047	400	381,583
Owens Corning, Inc.	7.00%		12/1/2036	80	98,815

62	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2020

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Building Materials (continued)
Summit Materials LLC/Summit Materials Finance Corp.†	5.125%	6/1/2025	$40	$39,346
Total				1,041,862

Business Services 0.62%
Ahern Rentals, Inc.†	7.375%	5/15/2023	92	40,355
Brink’s Co. (The)†	4.625%	10/15/2027	170	159,495
Global Payments, Inc.	3.20%	8/15/2029	572	605,144
MPH Acquisition Holdings LLC†	7.125%	6/1/2024	281	266,420
PayPal Holdings, Inc.	3.25%	6/1/2050	158	169,652
Pepperdine University	3.301%	12/1/2059	102	106,449
United Rentals North America, Inc.	4.875%	1/15/2028	222	229,241
University of Chicago (The)	2.761%	4/1/2045	53	53,745
Total				1,630,501

Chemicals 0.75%
Ashland LLC	6.875%	5/15/2043	60	67,458
CF Industries, Inc.	4.95%	6/1/2043	433	458,686
CNAC HK Finbridge Co. Ltd. (Hong Kong)(d)	3.50%	7/19/2022	400	408,323
CNAC HK Finbridge Co. Ltd. (Hong Kong)(d)	4.125%	7/19/2027	450	478,928
Orbia Advance Corp. SAB de CV (Mexico)†(d)	4.875%	9/19/2022	540	561,608
Total				1,975,003

Coal 0.04%
Warrior Met Coal, Inc.†	8.00%	11/1/2024	111	109,976

Computer Hardware 0.53%
Dell International LLC/EMC Corp.†	5.45%	6/15/2023	8	8,597
Dell International LLC/EMC Corp.†	6.02%	6/15/2026	115	130,052
Dell International LLC/EMC Corp.†	8.35%	7/15/2046	772	980,920
Leidos, Inc.	5.50%	7/1/2033	27	29,605
Leidos, Inc.	7.125%	7/1/2032	192	241,164
Total				1,390,338

Construction/Homebuilding 0.16%
Century Communities, Inc.	6.75%	6/1/2027	165	168,779
Toll Brothers Finance Corp.	4.35%	2/15/2028	121	123,851
Toll Brothers Finance Corp.	4.875%	3/15/2027	43	45,411
TRI Pointe Group, Inc.	5.25%	6/1/2027	77	75,594
Total				413,635

See Notes to Financial Statements.	63

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2020

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Containers 0.03%
Intertape Polymer Group, Inc. (Canada)†(d)	7.00%		10/15/2026	$79	$80,861

Drugs 2.25%
AbbVie, Inc.†	4.25%		11/21/2049	1,236	1,428,472
AstraZeneca plc (United Kingdom)(d)	4.375%		8/17/2048	305	401,511
Bausch Health Americas, Inc.†	9.25%		4/1/2026	231	257,030
Bausch Health Cos, Inc.†	5.00%		1/30/2028	349	338,305
Bayer Corp.†	6.65%		2/15/2028	203	259,495
Cigna Corp.	1.493% (3 Mo. LIBOR + .65%	)#	9/17/2021	226	224,849
CVS Health Corp.	3.625%		4/1/2027	563	618,854
CVS Health Corp.	4.78%		3/25/2038	1,000	1,220,611
Eli Lilly and Co.	2.25%		5/15/2050	1,236	1,166,802
Total					5,915,929

Electric: Power 3.06%
AES Corp. (The)	5.125%		9/1/2027	541	574,193
Ausgrid Finance Pty Ltd. (Australia)†(d)	4.35%		8/1/2028	25	27,391
Berkshire Hathaway Energy Co.	3.80%		7/15/2048	287	333,119
Cemig Geracao e Transmissao SA (Brazil)†(d)	9.25%		12/5/2024	200	215,479
Dominion Energy South Carolina, Inc.	6.05%		1/15/2038	17	23,942
Dominion Energy South Carolina, Inc.	6.625%		2/1/2032	6	8,699
Dominion Energy, Inc.	3.375%		4/1/2030	330	361,881
Dominion Energy, Inc.	7.00%		6/15/2038	135	189,959
DTE Electric Co.	2.625%		3/1/2031	810	868,808
Emera US Finance LP	4.75%		6/15/2046	545	619,570
Empresas Publicas de Medellin ESP (Colombia)†(d)	4.25%		7/18/2029	200	197,312
Eskom Holdings SOC Ltd. (South Africa)†(d)	5.75%		1/26/2021	200	190,750
Exelon Generation Co. LLC	3.25%		6/1/2025	590	611,465
Exelon Generation Co. LLC	5.60%		6/15/2042	65	74,016
Exelon Generation Co. LLC	5.75%		10/1/2041	340	382,856
Exelon Generation Co. LLC	6.25%		10/1/2039	10	11,768
ITC Holdings Corp.	3.35%		11/15/2027	206	221,190
Listrindo Capital BV (Netherlands)†(d)	4.95%		9/14/2026	350	343,051
NRG Energy, Inc.	5.75%		1/15/2028	65	70,862
NRG Energy, Inc.†	4.45%		6/15/2029	395	426,110
Oglethorpe Power Corp.	5.95%		11/1/2039	519	681,953
Pennsylvania Electric Co.†	3.60%		6/1/2029	175	194,063
Perusahaan Listrik Negara PT (Indonesia)†(d)	4.125%		5/15/2027	200	208,212
Perusahaan Listrik Negara PT (Indonesia)†(d)	5.25%		10/24/2042	200	214,859

64	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power (continued)
PPL Electric Utilities Corp.	5.20%	7/15/2041	$6	$7,825
PSEG Power LLC	8.625%	4/15/2031	700	965,131
Total				8,024,464

Electrical Equipment 0.41%
Broadcom Corp./Broadcom Cayman Finance Ltd.	3.875%	1/15/2027	890	937,740
Micron Technology, Inc.	2.497%	4/24/2023	143	146,622
Total				1,084,362

Electronics 0.26%
Roper Technologies, Inc.	3.65%	9/15/2023	343	370,565
Trimble, Inc.	4.90%	6/15/2028	292	318,838
Total				689,403

Energy Equipment & Services 0.24%
Enviva Partners LP/Enviva Partners Finance Corp.†	6.50%	1/15/2026	400	424,000
Greenko Solar Mauritius Ltd. (Mauritius)†(d)	5.95%	7/29/2026	210	201,610
Total				625,610

Engineering & Contracting Services 0.13%
Brand Industrial Service, Inc.†	8.50%	7/15/2025	382	338,305

Entertainment 0.39%
Mohegan Gaming & Entertainment†	7.875%	10/15/2024	130	94,074
Penn National Gaming, Inc.†	5.625%	1/15/2027	410	387,015
Scientific Games International, Inc.†	7.25%	11/15/2029	336	296,458
Stars Group Holdings BV/Stars Group US Co-Borrower LLC (Netherlands)†(d)	7.00%	7/15/2026	241	256,018
Total				1,033,565

Financial Services 1.93%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	4.875%	1/16/2024	1,050	939,878
Affiliated Managers Group, Inc.	3.50%	8/1/2025	79	84,936
Aircastle Ltd.	4.25%	6/15/2026	550	430,326
Ally Financial, Inc.	8.00%	11/1/2031	541	683,919
Ameriprise Financial, Inc.	3.00%	4/2/2025	249	267,854
Avolon Holdings Funding Ltd. (Ireland)†(d)	5.25%	5/15/2024	418	353,392
Brightsphere Investment Group, Inc.	Zero Coupon	7/27/2026	11	10,291
Global Aircraft Leasing Co. Ltd. PIK 7.25%†	6.50%	9/15/2024	287	157,048
Navient Corp.	6.75%	6/25/2025	464	437,610

See Notes to Financial Statements.	65

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services (continued)
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	$20	$21,629
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	303	288,373
Park Aerospace Holdings Ltd. (Ireland)†(d)	5.50%	2/15/2024	382	328,705
Quicken Loans LLC†	5.75%	5/1/2025	231	236,222
Springleaf Finance Corp.	5.375%	11/15/2029	240	213,316
SURA Asset Management SA (Colombia)†(d)	4.375%	4/11/2027	200	204,464
SURA Asset Management SA (Columbia)†(d)	4.875%	4/17/2024	100	104,990
Visa, Inc.	1.90%	4/15/2027	283	296,870
Total				5,059,823

Food 0.89%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	4.875%	2/15/2030	375	389,765
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	371	370,301
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.†	6.50%	4/15/2029	416	453,361
Kraft Heinz Foods Co.	4.375%	6/1/2046	649	608,753
Minerva Luxembourg SA (Luxembourg)†(d)	5.875%	1/19/2028	400	390,504
Sysco Corp.	6.60%	4/1/2040	103	129,475
Total				2,342,159

Health Care Products 1.13%
Alcon Finance Corp.†	2.60%	5/27/2030	904	915,380
Baxter International, Inc.†	3.75%	10/1/2025	236	266,540
Boston Scientific Corp.	2.65%	6/1/2030	701	724,462
Zimmer Biomet Holdings, Inc.	5.75%	11/30/2039	830	1,052,716
Total				2,959,098

Health Care Services 2.45%
Adventist Health System	2.952%	3/1/2029	116	120,154
Advocate Health & Hospitals Corp.	3.387%	10/15/2049	203	220,314
Centene Corp.	3.375%	2/15/2030	327	329,801
CommonSpirit Health	3.347%	10/1/2029	692	698,215
Encompass Health Corp.	4.50%	2/1/2028	42	42,727
Fresenius Medical Care US Finance II, Inc.†	4.75%	10/15/2024	55	59,626
HCA, Inc.	5.50%	6/15/2047	1,157	1,388,113
LifePoint Health, Inc.†	6.75%	4/15/2025	139	146,993
MEDNAX, Inc.†	6.25%	1/15/2027	234	219,528
Quest Diagnostics, Inc.	2.80%	6/30/2031	327	338,424

66	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Services (continued)
Radiology Partners, Inc.†	9.25%	2/1/2028	$263	$254,946
Select Medical Corp.†	6.25%	8/15/2026	249	262,333
Surgery Center Holdings, Inc.†	6.75%	7/1/2025	44	40,420
Surgery Center Holdings, Inc.†	10.00%	4/15/2027	197	196,716
Tenet Healthcare Corp.	7.00%	8/1/2025	412	415,047
Tenet Healthcare Corp.†	6.25%	2/1/2027	223	231,154
Tenet Healthcare Corp.	6.75%	6/15/2023	140	147,015
UnitedHealth Group, Inc.	2.90%	5/15/2050	219	227,929
UnitedHealth Group, Inc.	3.50%	8/15/2039	469	540,965
Universal Health Services, Inc.†	4.75%	8/1/2022	45	45,140
Universal Health Services, Inc.†	5.00%	6/1/2026	500	514,280
Total				6,439,840

Household Equipment/Products 0.13%
Newell Brands, Inc.	5.875%	4/1/2036	331	347,550

Insurance 0.76%
Acrisure LLC/Acrisure Finance, Inc.†	7.00%	11/15/2025	425	404,551
Assurant, Inc.	3.70%	2/22/2030	162	158,592
Global Atlantic Fin Co.†	4.40%	10/15/2029	384	344,153
Protective Life Corp.	8.45%	10/15/2039	275	387,479
Selective Insurance Group, Inc.	5.375%	3/1/2049	300	338,502
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	287	359,277
Total				1,992,554

Investment Management Companies 0.08%
Grupo de Inversiones Suramericana SA (Colombia)†(d)	5.50%	4/29/2026	200	209,214

Leisure 0.23%
Carnival Corp.†	11.50%	4/1/2023	410	437,610
Royal Caribbean Cruises Ltd.†	11.50%	6/1/2025	149	158,118
Total				595,728

Lodging 0.27%
Boyd Gaming Corp.†	4.75%	12/1/2027	162	149,570
Boyd Gaming Corp.	6.00%	8/15/2026	410	400,188
Las Vegas Sands Corp.	3.90%	8/8/2029	158	150,129
Total				699,887

See Notes to Financial Statements.	67

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2020

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Machinery: Agricultural 1.31%
Altria Group, Inc.	5.95%		2/14/2049		$404	$518,229
BAT Capital Corp.	3.557%		8/15/2027		16	16,837
BAT Capital Corp.	4.39%		8/15/2037		1,092	1,150,242
Cargill, Inc.†	2.125%		4/23/2030		458	465,769
Imperial Brands Finance plc (United Kingdom)†(d)	3.875%		7/26/2029		509	525,660
Kernel Holding SA (Ukraine)†(d)	8.75%		1/31/2022		200	206,320
MHP Lux SA (Luxembourg)†(d)	6.25%		9/19/2029		400	366,000
MHP Lux SA (Luxembourg)†(d)	6.95%		4/3/2026		200	196,800
Total						3,445,857

Machinery: Industrial/Specialty 1.04%
IDEX Corp.	3.00%		5/1/2030		155	159,342
nVent Finance Sarl (Luxembourg)(d)	4.55%		4/15/2028		944	1,006,352
Snap-on, Inc.	3.10%		5/1/2050		157	157,807
Stanley Black & Decker, Inc.	4.00% (5 Yr Treasury CMT + 2.66%)	#	3/15/2060		393	389,526
Westinghouse Air Brake Technologies Corp.	4.95%		9/15/2028		973	1,021,671
Total						2,734,698

Manufacturing 0.83%
Carlisle Cos., Inc.	2.75%		3/1/2030		334	327,343
General Electric Co.	0.921% (3 Mo. LIBOR + .38%)	#	5/5/2026		6	5,124
General Electric Co.	1.741% (3 Mo. LIBOR + 1.00%)	#	3/15/2023		413	396,376
General Electric Co.	5.00% (3 Mo. LIBOR + 3.33%)	#	–	(e)	1,419	1,091,317
General Electric Co.	6.15%		8/7/2037		324	370,617
Total						2,190,777

Media 2.18%
AMC Networks, Inc.	4.75%		8/1/2025		75	75,758
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%		3/1/2030		413	432,541
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.00%		2/1/2028		134	140,658
Charter Communications Operating LLC/Charter Communications Operating Capital	6.484%		10/23/2045		28	36,265
Cox Communications, Inc.†	8.375%		3/1/2039		742	1,130,126
CSC Holdings LLC†	5.50%		4/15/2027		245	259,655
DISH DBS Corp.	7.75%		7/1/2026		352	366,015
Globo Comunicacao e Participacoes SA (Brazil)†(d)	4.875%		1/22/2030		325	280,537
Gray Television, Inc.†	7.00%		5/15/2027		214	226,533
Nexstar Broadcasting, Inc.†	5.625%		7/15/2027		402	412,980
Scripps Escrow, Inc.†	5.875%		7/15/2027		375	357,118

68	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media (continued)
Sinclair Television Group, Inc.†	5.125%	2/15/2027	$232	$216,674
Sinclair Television Group, Inc.†	5.875%	3/15/2026	70	68,762
Time Warner Cable LLC	7.30%	7/1/2038	1,276	1,705,223
Time Warner Entertainment Co. LP	8.375%	7/15/2033	6	8,769
Total				5,717,614

Metals & Minerals: Miscellaneous 0.73%
Anglo American Capital plc (United Kingdom)†(d)	4.75%	4/10/2027	600	640,943
Chinalco Capital Holdings Ltd.	4.00%	8/25/2021	220	219,997
Freeport-McMoRan, Inc.	4.125%	3/1/2028	259	252,283
Glencore Finance Canada Ltd. (Canada)†(d)	5.55%	10/25/2042	597	633,004
Hecla Mining Co.	7.25%	2/15/2028	164	167,074
Kinross Gold Corp. (Canada)(d)	5.95%	3/15/2024	7	7,838
Total				1,921,139

Natural Gas 0.74%
Dominion Energy Gas Holdings LLC	4.60%	12/15/2044	200	215,688
National Fuel Gas Co.(f)	5.50%	1/15/2026	554	565,796
NiSource, Inc.	3.49%	5/15/2027	1,029	1,150,665
Total				1,932,149

Oil 2.24%
Citgo Holding, Inc.†	9.25%	8/1/2024	263	253,959
Continental Resources, Inc.	3.80%	6/1/2024	468	409,500
Diamondback Energy, Inc.	3.50%	12/1/2029	281	274,728
Diamondback Energy, Inc.	4.75%	5/31/2025	122	127,847
Empresa Nacional del Petroleo (Chile)†(d)	3.75%	8/5/2026	255	260,820
Eni SpA (Italy)†(d)	5.70%	10/1/2040	200	211,962
Eni USA, Inc.	7.30%	11/15/2027	70	84,984
Equinor ASA (Norway)(d)	1.75%	1/22/2026	148	151,282
Laredo Petroleum, Inc.	9.50%	1/15/2025	395	277,118
MEG Energy Corp. (Canada)†(d)	7.00%	3/31/2024	184	177,579
MEG Energy Corp. (Canada)†(d)	7.125%	2/1/2027	197	180,008
Occidental Petroleum Corp.	7.875%	9/15/2031	645	538,575
Parsley Energy LLC/Parsley Finance Corp.†	5.625%	10/15/2027	455	446,953
PDC Energy, Inc.	5.75%	5/15/2026	222	205,773
Pertamina Persero PT (Indonesia)†(d)	4.70%	7/30/2049	200	208,951
Petroleos Mexicanos (Mexico)(d)	4.50%	1/23/2026	614	524,221
Petroleos Mexicanos (Mexico)(d)	5.35%	2/12/2028	360	294,556

See Notes to Financial Statements.	69

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)
Saudi Arabian Oil Co. (Saudi Arabia)†(d)	2.875%		4/16/2024	$600	$622,216
Valero Energy Corp.	10.50%		3/15/2039	276	442,192
WPX Energy, Inc.	5.25%		9/15/2024	134	133,412
WPX Energy, Inc.	8.25%		8/1/2023	42	44,988
Total					5,871,624

Oil: Crude Producers 1.09%
AI Candelaria Spain SLU (Spain)†(d)	7.50%		12/15/2028	300	292,953
Buckeye Partners LP	6.375% (3 Mo. LIBOR + 4.02%)	#	1/22/2078	588	420,005
Cheniere Corpus Christi Holdings LLC†	3.70%		11/15/2029	161	160,774
NGPL PipeCo LLC†	4.875%		8/15/2027	600	653,526
Sabine Pass Liquefaction LLC	5.875%		6/30/2026	1,156	1,329,972
Total					2,857,230

Oil: Integrated Domestic 0.14%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.	4.08%		12/15/2047	254	255,733
National Oilwell Varco, Inc.	3.95%		12/1/2042	162	125,053
Total					380,786

Paper & Forest Products 0.13%
Fibria Overseas Finance Ltd. (Brazil)(d)	4.00%		1/14/2025	340	337,843

Real Estate Investment Trusts 1.57%
Country Garden Holdings Co. Ltd. (China)(d)	4.75%		9/28/2023	200	201,286
Crown Castle International Corp.	3.80%		2/15/2028	84	93,229
EPR Properties	4.95%		4/15/2028	421	363,474
ESH Hospitality, Inc.†	4.625%		10/1/2027	180	170,742
Goodman US Finance Three LLC†	3.70%		3/15/2028	356	381,795
Healthcare Realty Trust, Inc.	2.40%		3/15/2030	186	169,896
Healthcare Trust of America Holdings LP	3.10%		2/15/2030	194	184,685
Kaisa Group Holdings Ltd. (China)(d)	9.375%		6/30/2024	200	176,053
Kaisa Group Holdings Ltd. (China)†(d)	11.95%		10/22/2022	200	198,555
Longfor Group Holdings Ltd. (China)(d)	4.50%		1/16/2028	200	209,699
MPT Operating Partnership LP/MPT Finance Corp.	5.00%		10/15/2027	262	271,669
Shimao Property Holdings Ltd. (Hong Kong)(d)	4.75%		7/3/2022	360	365,112
Sunac China Holdings Ltd. (China)(d)	7.875%		2/15/2022	420	422,656
VEREIT Operating Partnership LP	4.875%		6/1/2026	739	737,562
Yuzhou Properties Co. Ltd. (China)(d)	6.00%		10/25/2023	200	187,250
Total					4,133,663

70	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2020

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Retail 0.97%
AutoNation, Inc.	4.75%		6/1/2030		$47	$49,028
Dollar Tree, Inc.	4.20%		5/15/2028		425	481,064
Gap, Inc. (The)†	8.625%		5/15/2025		248	260,239
IRB Holding Corp.†	7.00%		6/15/2025		251	261,040
Lithia Motors, Inc.†	4.625%		12/15/2027		474	458,891
PetSmart, Inc.†	5.875%		6/1/2025		365	366,141
PetSmart, Inc.†	8.875%		6/1/2025		249	247,911
Sally Holdings LLC/Sally Capital, Inc.	5.625%		12/1/2025		63	61,671
Walgreens Boots Alliance, Inc.	3.20%		4/15/2030		266	266,318
Yum! Brands, Inc.†	7.75%		4/1/2025		85	94,137
Total						2,546,440

Retail: Specialty 0.13%
Coty, Inc.†	6.50%		4/15/2026		421	349,706

Steel 0.07%
CSN Resources SA (Brazil)†(d)	7.625%		2/13/2023		200	172,021

Technology 1.49%
Alibaba Group Holding Ltd. (China)(d)	3.60%		11/28/2024		630	685,501
E*TRADE Financial Corp.	3.80%		8/24/2027		244	267,431
E*TRADE Financial Corp.	4.50%		6/20/2028		17	19,200
E*TRADE Financial Corp.	5.875% (3 Mo. LIBOR + 4.44%)	#	–	(e)	422	434,363
JD. com, Inc. (China)(d)	3.375%		1/14/2030		335	354,381
Match Group, Inc.†	5.625%		2/15/2029		156	165,195
Netflix, Inc.†	3.625%		6/15/2025		108	111,105
Netflix, Inc.	6.375%		5/15/2029		659	774,203
Prosus NV (Netherlands)†(d)	3.68%		1/21/2030		200	208,623
Tencent Holdings Ltd. (China)†(d)	3.595%		1/19/2028		620	672,339
Uber Technologies, Inc.†	8.00%		11/1/2026		220	224,311
Total						3,916,652

Telecommunications 1.71%
AT&T, Inc.	2.305% (3 Mo. LIBOR + .93%)	#	6/30/2020		67	67,040
AT&T, Inc.	3.65%		6/1/2051		722	730,857
AT&T, Inc.	4.30%		2/15/2030		186	211,678
AT&T, Inc.	6.00%		8/15/2040		1,125	1,456,431
AT&T, Inc.	6.25%		3/29/2041		562	741,565
Consolidated Communications, Inc.	6.50%		10/1/2022		285	274,169
Sprint Capital Corp.	6.875%		11/15/2028		377	466,468

See Notes to Financial Statements.	71

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Telecommunications (continued)
ViaSat, Inc.†	5.625%	4/15/2027	$185		$187,347
Zayo Group Holdings, Inc.†	4.00%	3/1/2027	263		259,672
Zayo Group Holdings, Inc.†	6.125%	3/1/2028	108		106,903
Total					4,502,130

Toys 0.20%
Mattel, Inc.	5.45%	11/1/2041	137		114,298
Mattel, Inc.†	6.75%	12/31/2025	381		398,185
Total					512,483

Transportation: Miscellaneous 0.29%
Kansas City Southern	3.50%	5/1/2050	347		369,851
XPO Logistics, Inc.†	6.25%	5/1/2025	376		393,334
Total					763,185

Utilities 0.05%
Aquarion Co.†	4.00%	8/15/2024	125		138,112
Total Corporate Bonds (cost $113,552,515)					112,567,989

FLOATING RATE LOANS(g) 0.10%

Building Materials 0.05%
Airxcel, Inc. 2018 1st Lien Term Loan	4.674% (1 Mo. LIBOR + 4.50%)	4/28/2025	143		118,171

Oil 0.00%
Tapstone Energy Holdings III, LLC Term Loan	5.00% (1 Mo. LIBOR + 4.00%)	4/17/2024	–	(h)	274	(i)

Transportation: Miscellaneous 0.00%
Gruden Acquisition, Inc. 2nd Lien Term Loan	9.95% (3 Mo. LIBOR + 8.50%)	8/18/2023	12		10,600

Wholesale 0.05%
Yak Access LLC 2018 2nd Lien Term Loan B	11.204% (3 Mo. LIBOR + 10.00%)	7/10/2026	213		142,710
Total Floating Rate Loans (cost $341,170)					271,755

FOREIGN GOVERNMENT OBLIGATIONS(d) 1.29%

Egypt 0.22%
Republic of Egypt†	4.55%	11/20/2023	200		195,715
Republic of Egypt†	6.588%	2/21/2028	400		390,000
Total					585,715

72	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Nigeria 0.23%
Republic of Nigeria†	6.375%	7/12/2023	$600	$588,566

Peru 0.06%
Peruvian Government International Bond	2.392%	1/23/2026	160	165,760

Qatar 0.34%
State of Qatar†	3.25%	6/2/2026	600	640,320
State of Qatar†	5.103%	4/23/2048	200	261,618
Total				901,938

Saudi Arabia 0.17%
Saudi International Bond†	3.625%	3/4/2028	400	432,339

Turkey 0.13%
Republic of Turkey	4.25%	4/14/2026	200	177,892
Republic of Turkey	5.25%	3/13/2030	200	172,276
Total				350,168

Ukraine 0.14%
Ukraine Government†	7.75%	9/1/2023	360	364,288
Total Foreign Government Obligations (cost $3,504,010)				3,388,774

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATION 0.01%
Government National Mortgage Assoc. 2017-76 AS (cost $12,591)	2.65%	11/16/2050	13	13,249

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 19.00%
Federal Home Loan Mortgage Corp.	4.00%	10/1/2049- 11/1/2049	4,445	4,757,975
Federal National Mortgage Assoc.(j)	3.00%	TBA	6,250	6,574,707
Federal National Mortgage Assoc.	3.50%	9/1/2047- 3/1/2050	5,073	5,473,303
Federal National Mortgage Assoc.(j)	3.50%	TBA	6,914	7,294,810
Federal National Mortgage Assoc.	4.00%	1/1/2048	512	581,238
Federal National Mortgage Assoc.(j)	4.00%	TBA	18,874	20,090,488
Government National Mortgage Assoc.(j)	3.50%	TBA	4,850	5,140,242
Total Government Sponsored Enterprises Pass-Throughs (cost $49,655,668)				49,912,763

See Notes to Financial Statements.	73

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 0.62%

Miscellaneous
California	7.30%		10/1/2039	$75	$122,309
California	7.625%		3/1/2040	115	197,464
California Health Facilities Financing Authority	3.034%		6/1/2034	115	117,010
City of San Antonio TX Airport System, Revenue Bonds Series B	3.527%		7/1/2040	245	239,595
Foothill-Eastern Transportation Corridor Agency	4.094%		1/15/2049	208	212,805
Michigan Finance Authority	3.084%		12/1/2034	300	321,564
New Jersey Educational Facilities Authority	3.636%		9/1/2029	182	194,682
Permanent University Fund- Texas A&M University System	3.66%		7/1/2047	220	231,317
Total Municipal Bonds (cost $1,589,179)					1,636,746

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 10.31%
1345 Avenue of the Americas & Park Avenue Plaza Trust 2005-1 A3†	5.278%		8/10/2035	50	53,289
A10 Bridge Asset Financing LLC 2015-AA A1†	3.30%		5/15/2036	95	94,358
Angel Oak Mortgage Trust 2020-1 A1†	2.466%	#(k)	12/25/2059	126	126,917
Angel Oak Mortgage Trust I LLC 2019-4 A1†	2.993%	#(k)	7/26/2049	397	402,817
AREIT Trust 2018-CRE2 A†	1.164% (1 Mo. LIBOR + .98%	)#	11/14/2035	49	47,543
Atrium Hotel Portfolio Trust 2017-ATRM A†	1.114% (1 Mo. LIBOR + .93%	)#	12/15/2036	1,075	1,012,258
Atrium Hotel Portfolio Trust 2018-ATRM A†	1.134% (1 Mo. LIBOR + .95%	)#	6/15/2035	100	91,051
BAMLL Commercial Mortgage Securities Trust 2019-AHT B†	1.784% (1 Mo. LIBOR + 1.60%	)#	3/15/2034	100	85,688
BAMLL Trust 2011-FSHN A†	4.42%		7/11/2033	168	168,526
Bancorp Commercial Mortgage Trust (The) 2018-CR3 A†	1.034% (1 Mo. LIBOR + .85%	)#	1/15/2033	1	1,041
BB-UBS Trust 2012-SHOW A†	3.43%		11/5/2036	175	166,463
BBCMS Mortgage Trust 2018-TALL E†	2.621% (1 Mo. LIBOR + 2.44%	)#	3/15/2037	64	54,154
BBCMS Mortgage Trust 2019-BWAY A†	1.14% (1 Mo. LIBOR + .96%	)#	11/25/2034	197	188,593
BBCMS Mortgage Trust 2019-BWAY B†	1.494% (1 Mo. LIBOR + 1.31%	)#	11/25/2034	87	82,816
BBCMS Mortgage Trust 2019-BWAY C†	1.794% (1 Mo. LIBOR + 1.61%	)#	11/25/2034	350	330,670
Benchmark Mortgage Trust 2019-B12 TCC†	3.44%	#(k)	8/15/2052	500	478,497	(a)
BHP Trust 2019-BXHP E†	2.751% (1 Mo. LIBOR + 2.57%	)#	8/15/2036	100	81,314

74	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BWAY Mortgage Trust 2015-1740 A†	2.917%		1/10/2035	$100	$101,429
BX Commercial Mortgage Trust 2018-BIOA A†	0.855% (1 Mo. LIBOR + .67%	)#	3/15/2037	70	67,484
BX Commercial Mortgage Trust 2019-XL C†	1.434% (1 Mo. LIBOR + 1.25%	)#	10/15/2036	143	138,314
BX Commercial Mortgage Trust 2019-XL D†	1.634% (1 Mo. LIBOR + 1.45%	)#	10/15/2036	162	156,212
BX Commercial Mortgage Trust 2019-XL E†	1.984% (1 Mo. LIBOR + 1.80%	)#	10/15/2036	96	90,893
BX Trust 2018-GW A†	0.984% (1 Mo. LIBOR + .80%	)#	5/15/2035	55	51,312
BX Trust 2019-OC11 A†	3.202%		12/9/2041	397	402,376
CF Trust 2019-BOSS A1†	3.434% (1 Mo. LIBOR + 3.25%	)#	12/15/2021	222	203,368	(a)
CF Trust 2019-MF1 C†	2.65% (1 Mo. LIBOR + 1.65%	)#	8/21/2032	378	363,443
CF Trust 2019-MF1 D†	2.95% (1 Mo. LIBOR + 1.95%	)#	8/21/2032	706	637,548
Citigroup Commercial Mortgage Trust 2016-GC36 AS	3.849%		2/10/2049	98	101,548
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%		2/10/2049	485	242,500
Citigroup Commercial Mortgage Trust 2016-P3 D†	2.804%	#(k)	4/15/2049	25	13,750
Commercial Mortgage Pass-Through Certificates 2012-LTRT A2†	3.40%		10/5/2030	100	96,945
Commercial Mortgage Pass-Through Certificates 2014-UBS4 D†	4.707%	#(k)	8/10/2047	835	400,371
Commercial Mortgage Pass-Through Certificates 2014-UBS6 B	4.349%	#(k)	12/10/2047	50	50,197
Commercial Mortgage Pass-Through Certificates 2015-DC1 D†	4.311%	#(k)	2/10/2048	707	305,996
Commercial Mortgage Pass-Through Certificates 2015-PC1 A5	3.902%		7/10/2050	275	299,755
Commercial Mortgage Pass-Through Certificates 2015-PC1 AM	4.29%	#(k)	7/10/2050	53	55,762
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.431%	#(k)	7/10/2050	50	50,597
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.431%	#(k)	7/10/2050	10	8,927
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.431%	#(k)	7/10/2050	425	233,750
Commercial Mortgage Pass-Through Certificates 2016-COR1 AM	3.494%		10/10/2049	88	89,995
Commercial Mortgage Pass-Through Certificates 2017-COR2 AM	3.803%		9/10/2050	200	205,909

See Notes to Financial Statements.	75

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates 2019-GC44 180B†	3.40%	#(k)	8/15/2057	$200	$151,453
Credit Suisse Commercial Mortgage Securities Corp.2019-SKLZ A†	1.434% (1 Mo. LIBOR + 1.25%	)#	1/15/2034	683	644,517
CSAIL Commercial Mortgage Trust 2016-C7 D†	4.387%	#(k)	11/15/2049	1,250	687,500
CSAIL Commercial Mortgage Trust 2019-C18 AS	3.321%		12/15/2052	214	228,465
CSMC Trust 2020-AFC1 A1†	2.24%	#(k)	2/25/2050	308	308,976
Deephaven Residential Mortgage Trust 2019-3A A1†	2.964%	#(k)	7/25/2059	420	424,750
Deephaven Residential Mortgage Trust 2019-4A A1†	2.791%	#(k)	10/25/2059	271	271,559
Deephaven Residential Mortgage Trust 2020-1 A1†	2.339%	#(k)	1/25/2060	196	194,547
Exantas Capital Corp., Ltd. 2019-RSO7 A†	1.184% (1 Mo. LIBOR + 1.00%	)#	4/15/2036	99	94,950
Exantas Capital Corp., Ltd. 2019-RSO7 AS†	1.684% (1 Mo. LIBOR + 1.50%	)#	4/15/2036	100	93,158
Fontainebleau Miami Beach Trust 2019-FBLU A†	3.144%		12/10/2036	134	129,666
Fontainebleau Miami Beach Trust 2019-FBLU B†	3.447%		12/10/2036	100	95,217
GCAT Trust 2020-NQM1 A1†	2.247%		1/25/2060	152	151,805
Great Wolf Trust 2019-WOLF A†	1.218% (1 Mo. LIBOR + 1.03%	)#	12/15/2036	512	481,360
GS Mortgage Securities Corp. Trust 2018-RIVR A†	1.134% (1 Mo. LIBOR + .95%	)#	7/15/2035	100	95,686
GS Mortgage Securities Corp. Trust 2019-70P A†	1.184% (1 Mo. LIBOR + 1.00%	)#	10/15/2036	1,219	1,180,775
GS Mortgage Securities Corp. Trust 2019-70P B†	1.504% (1 Mo. LIBOR + 1.32%	)#	10/15/2036	813	769,752
GS Mortgage Securities Corp. Trust 2019-70P XCP IO†	0.506%	#(k)	10/15/2036	86,776	364,459
GS Mortgage Securities Corp. Trust 2019-SMP A†	1.334% (1 Mo. LIBOR + 1.15%	)#	8/15/2032	750	702,757
GS Mortgage Securities Corp. Trust 2019-SMP B†	1.684% (1 Mo. LIBOR + 1.50%	)#	8/15/2032	525	478,082
GS Mortgage Securities Corp. Trust 2019-SMP XCP IO†	0.587%	#(k)	8/15/2032	36,803	118,300
GS Mortgage Securities Trust 2013-G1 A2†	3.557%	#(k)	4/10/2031	154	145,472	(a)
GS Mortgage Securities Trust 2014-GC26 C	4.512%	#(k)	11/10/2047	50	40,024
Hilton Orlando Trust 2018-ORL A†	0.954% (1 Mo. LIBOR + .77%	)#	12/15/2034	45	41,997
Hilton Orlando Trust 2018-ORL D†	1.884% (1 Mo. LIBOR + 1.70%	)#	12/15/2034	55	46,716
JPMorgan Chase Commercial Mortgage Securities Corp. 2018-AON D†	4.613%	#(k)	7/5/2031	30	29,434

76	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust	3.75%		9/15/2029	$325	$295,973	(a)
JPMorgan Chase Commercial Mortgage Securities Trust	4.65%		9/15/2029	325	290,430	(a)

JPMorgan Chase Commercial Mortgage Securities Trust	5.35%		9/15/2029	325	284,840	(a)

JPMorgan Chase Commercial Mortgage Securities Trust	6.35%		9/15/2029	325	279,244	(a)
JPMorgan Chase Commercial Mortgage Securities Trust	7.35%		9/15/2029	325	270,811	(a)
JPMorgan Chase Commercial Mortgage Securities Trust 2012-C8 A3	2.829%		10/15/2045	7	7,415
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY D†	3.805%	#(k)	6/10/2027	100	12,000
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.269%	#(k)	7/15/2048	10	9,490
JPMorgan Chase Commercial Mortgage Securities Trust 2015-UES C†	3.621%	#(k)	9/5/2032	100	98,577
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK A†	3.392%		6/5/2032	103	100,850
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ A†	1.184% (1 Mo. LIBOR + 1.00%	)#	6/15/2032	869	810,739
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ B†	1.484% (1 Mo. LIBOR + 1.30%	)#	6/15/2032	307	279,347
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ C†	1.784% (1 Mo. LIBOR + 1.60%	)#	6/15/2032	31	27,349
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ E†	3.35% (1 Mo. LIBOR + 3.00%	)#	6/15/2035	43	33,819
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN†	2.02% (1 Mo. LIBOR + 1.02%	)#	11/15/2035	10	9,308
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN B†	2.35% (1 Mo. LIBOR + 1.35%	)#	11/15/2035	10	8,923	(a)
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	1.253% (1 Mo. LIBOR + .95%	)#	7/5/2033	10	9,545
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFL†	1.553% (1 Mo. LIBOR + 1.25%	)#	7/5/2033	26	24,527
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFX†	4.549%		7/5/2033	10	10,320
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFX†	4.95%		7/5/2033	10	10,156
LoanCore Issuer Ltd. 2019-CRE3 A†	1.234% (1 Mo. LIBOR + 1.05%	)#	4/15/2034	900	866,501

See Notes to Financial Statements.	77

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Motel 6 Trust 2017-MTL6 E†	3.434% (1 Mo. LIBOR + 3.25%	)#	8/15/2034	$28	$23,718
Natixis Commercial Mortgage Securities Trust 2018-285M A†	3.79%	#(k)	11/15/2032	50	51,230
Natixis Commercial Mortgage Securities Trust 2018-285M B†	3.79%	#(k)	11/15/2032	50	50,524
Natixis Commercial Mortgage Securities Trust 2019-1776 XCP IO†	0.633%	#(k)	10/15/2036	36,272	307,224
New Residential Mortgage Loan Trust 2019-NQM3 A1†	2.802%	#(k)	7/25/2049	350	352,345
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464%	#(k)	1/26/2060	111	109,005
PFP Ltd. 2019-6 B†	1.884% (1 Mo. LIBOR + 1.70%	)#	4/14/2037	500	455,591	(a)
PFP Ltd. 2019-6 C†	2.284% (1 Mo. LIBOR + 2.10%	)#	4/14/2037	332	297,762
Prima Capital CRE Securitization Ltd. 2019-RK1 AG†	4.00%		4/15/2038	165	174,861	(a)
Prima Capital CRE Securitization Ltd. 2019-RK1 AT†	4.45%		4/15/2038	100	108,479	(a)
ReadyCap Commercial Mortgage Trust 2018-4 A†	3.39%		2/27/2051	18	18,911
ReadyCap Commercial Mortgage Trust 2019-6 A†	2.833%		10/25/2052	910	904,949
ReadyCap Mortgage Trust 2016-3 A IO†	0.305%	#(k)	2/15/2041	1,217	33,818
Residential Mortgage Loan Trust 2020-1 A1†	2.376%	#(k)	2/25/2024	97	95,607
RETL 2019-RVP C†	2.284% (1 Mo. LIBOR + 2.10%	)#	3/15/2036	70	61,606
SLIDE 2018-FUN D†	2.034% (1 Mo. LIBOR + 1.85%	)#	6/15/2031	14	11,843
Starwood Mortgage Residential Trust 2020-1 A1†	2.275%	#(k)	2/25/2050	194	193,833
Verus Securitization Trust 2020-1 A1†	2.417%	#(k)	1/25/2060	439	441,768
VMC Finance LLC 2019-FL3 A†	1.284% (1 Mo. LIBOR + 1.10%	)#	9/15/2036	1,593	1,533,863
Wells Fargo Commercial Mortgage Trust 2013-LC12 B	4.276%	#(k)	7/15/2046	494	443,911
Wells Fargo Commercial Mortgage Trust 2014-LC16 A5	3.817%		8/15/2050	165	175,429
Wells Fargo Commercial Mortgage Trust 2015-C28 D	4.103%	#(k)	5/15/2048	60	37,296
Wells Fargo Commercial Mortgage Trust 2016-C35 C	4.176%	#(k)	7/15/2048	1,270	1,086,066
Wells Fargo Commercial Mortgage Trust 2017-C41 AS	3.785%	#(k)	11/15/2050	146	150,534
Wells Fargo Commercial Mortgage Trust 2017-HSDB A†	1.041% (1 Mo. LIBOR + .85%	)#	12/13/2031	200	187,290
West Town Mall Trust 2017-KNOX A†	3.823%		7/5/2030	99	99,879
WF-RBS Commercial Mortgage Trust 2012-C8 C	4.884%	#(k)	8/15/2045	50	47,890

78	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
WF-RBS Commercial Mortgage Trust 2013-C12 C	4.323%	#(k)	3/15/2048	$50	$47,151
WFRBS Commercial Mortgage Trust 2013-C12 B	3.863%	#(k)	3/15/2048	25	24,943
Total Non-Agency Commercial Mortgage-Backed Securities (cost $30,038,141)					27,073,243

U. S. TREASURY OBLIGATIONS 12.73%
U. S. Treasury Bill	Zero Coupon		7/30/2020	3,120	3,119,322
U. S. Treasury Bond	1.25%		5/15/2050	815	781,365
U. S. Treasury Bond	2.375%		11/15/2049	614	756,875
U. S. Treasury Bond	3.625%		8/15/2043	2,698	3,932,230
U. S. Treasury Inflation Indexed Note(l)	0.625%		4/15/2023	4,985	5,116,382
U. S. Treasury Note(f)	0.125%		4/30/2022	6,753	6,749,834
U. S. Treasury Note(f)	0.125%		5/31/2022	4,562	4,559,060
U. S. Treasury Note	0.25%		5/31/2025	6,863	6,846,513
U. S. Treasury Note	0.625%		5/15/2030	1,567	1,562,807
Total U. S. Treasury Obligations (cost $32,823,623)					33,424,388
Total Long-Term Investments (cost $285,468,733)					281,596,388

SHORT-TERM INVESTMENT 7.09%

REPURCHASE AGREEMENT
Repurchase Agreement dated 5/29/2020, – due 6/1/2020 with Fixed Income Clearing Corp. collateralized by $17,950,000 of U. S. Treasury Note at 2.125% due 12/31/2022; value: $18,994,241; proceeds: $18,616,814 (cost $18,616,814)				18,617	18,616,814
Total Investments in Securities 114.31% (cost $304,085,547)					300,213,202
Liabilities in Excess of Cash, Foreign Cash and Other Assets(m) (14.31%)					(37,588,998)
Net Assets 100.00%					$262,624,204

CAD	Canadian dollar.
CMT	Constant Maturity Rate. EUR Euro.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
SOFR	Secured Over Night Financing Rate.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At May 31, 2020, the total value of Rule 144A securities was $101,844,830, which represents 38.78% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2020.
(a)	Level 3 Investment as described in Note 2(t) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Investment in non-U. S. dollar denominated securities.
(c)	Amount represents less than 1,000 shares.

See Notes to Financial Statements.	79

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2020

(d)	Foreign security traded in U. S. dollars.
(e)	Security is perpetual in nature and has no stated maturity.
(f)	Securities purchased on a when-issued basis (See Note 2(i)).
(g)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U. S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2020.
(h)	Amount is less than $1,000.
(i)	Level 3 Investment as described in Note 2(t) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(j)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(k)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(l)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(m)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Centrally Cleared Credit Default Swaps on Indexes - Buy Protection at May 31, 2020(1):

Referenced Index	Central Clearing party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Depreciation(3)
Markit CDX. NA.IG.34(4)(5)	Credit Suisse	1.00%	06/20/2025	$4,676,000	$4,726,676	$(21,008)	$(29,668)

Centrally Cleared Credit Default Swaps on Indexes - Sell Protection at May 31, 2020(1):

Referenced Index	Central Clearing party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Depreciation(3)
Markit CDX. NA.HY.34(4)(6)	Credit Suisse	5.00%	06/20/2025	$19,019,923	$18,643,717	$(1,102,573)	$726,367

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $726,367. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $29,668.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of investment grade securities.
(6)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities.

80	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2020

Open Forward Foreign Currency Exchange Contracts at May 31, 2020:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Canadian dollar	Sell	Bank of America	6/15/2020	159,000	$114,777	$115,482	$ (705)
Euro	Sell	Goldman Sachs	9/4/2020	128,000	139,131	142,368	(3,237)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(3,942)

Open Futures Contracts at May 31, 2020:

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Appreciation
Euro- Schatz	June 2020	1	Short	EUR	(112,358)	EUR	(112,055)	$ 337
U.S. 10-Year Ultra Treasury Note	September 2020	66	Long		$10,346,646		$10,383,656	37,010
U.S. 2-Year Treasury Note	September 2020	35	Long		7,726,130		7,729,531	3,401
U.S. 5-Year Treasury Note	September 2020	36	Long		4,522,283		4,522,500	217
U.S. Long Bond	September 2020	4	Long		709,899		713,500	3,601
U.S. Ultra Treasury Bond	September 2020	25	Long		5,404,159		5,450,781	46,622
Total Unrealized Appreciation on Open Futures Contracts								$ 91,188

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Depreciation
5-Year Canadian Bond	September 2020	2	Short	CAD	(254,096)	CAD	(254,500)	$(293)

See Notes to Financial Statements.	81

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND May 31, 2020

The following is a summary of the inputs used as of May 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Automobiles	$–	$28,832,349	$94,892	$28,927,241
Other	–	20,979,812	346,266	21,326,078
Remaining Industries	–	3,054,158	–	3,054,158
Common Stock	–	–	4	4
Corporate Bonds	–	112,567,989	–	112,567,989
Floating Rate Loans
Oil	–	–	274	274
Remaining Industries	–	271,481	–	271,481
Foreign Government Obligations	–	3,388,774	–	3,388,774
Government Sponsored Enterprises Collateralized Mortgage Obligation	–	13,249	–	13,249
Government Sponsored Enterprises Pass-Throughs	–	49,912,763	–	49,912,763
Municipal Bonds	–	1,636,746	–	1,636,746
Non-Agency Commercial Mortgage-Backed Securities	–	24,076,754	2,996,489	27,073,243
U.S. Treasury Obligations	–	33,424,388	–	33,424,388
Short-Term Investment
Repurchase Agreement	–	18,616,814	–	18,616,814
Total	$–	$296,775,277	$3,437,925	$300,213,202

Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$726,367	$–	$726,367
Liabilities	–	(29,668)	–	(29,668)
Forward Foreign Currency Exchange Contracts
Assets	–	–	–	–
Liabilities	–	(3,942)	–	(3,942)
Futures Contracts
Assets	91,188	–	–	91,188
Liabilities	(293)	–	–	(293)
Total	$90,895	$692,757	$–	$783,652

(1)	Refer to Note 2(t) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

82	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

CORE PLUS BOND FUND May 31, 2020

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Common Stock	Floating Rate Loans	Non-Agency Commercial Mortgage-Backed Securities
Balance as of December 1, 2019	$1,125,658	$–	$ –	$2,619,445
Accrued Discounts (Premiums)	356	–	–	(74)
Realized Gain (Loss)	18,965	–	–	–
Change in Unrealized Appreciation (Depreciation)	(48,762)	–	–	(290,682)
Purchases	250,750	4	274	–
Sales	(500,000)	–	–	–
Transfers into Level 3	101,894	–	–	667,800
Transfers out of Level 3	(507,703)	–	–	–
Balance as of May 31, 2020	$441,158	$4	$274	$2,996,489
Change in unrealized appreciation/ depreciation for the period ended May 31, 2020, related to Level 3 investments held at May 31, 2020	$(25,087)	$–	$ –	$(290,682)

See Notes to Financial Statements.	83

Schedule of Investments (unaudited)

CORPORATE BOND FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 98.45%

ASSET-BACKED SECURITIES 1.00%

Automobiles 0.46%
Santander Drive Auto Receivables Trust 2016-1 D	4.02%		4/15/2022	$41	$40,874

Other 0.54%
Ford Credit Floorplan Master Owner Trust 2015-5 A1	2.42%		8/15/2022	25	25,012
Hardee’s Funding LLC 2018-1A A2II†	4.959%		6/20/2048	25	23,024
Total					48,036
Total Asset-Backed Securities (cost $90,837)					88,910

CORPORATE BONDS 95.82%

Aerospace/Defense 1.74%
Boeing Co. (The)	3.60%		5/1/2034	20	18,392
Boeing Co. (The)	5.15%		5/1/2030	12	12,838
Boeing Co. (The)	5.705%		5/1/2040	10	10,979
Boeing Co. (The)	5.805%		5/1/2050	49	55,588
Boeing Co. (The)	5.93%		5/1/2060	11	12,787
Lockheed Martin Corp.	7.75%		5/1/2026	15	20,435
Raytheon Technologies Corp.	2.25%		7/1/2030	23	23,613
Total					154,632

Air Transportation 0.07%
American Airlines 2014-1 Class B
Pass-Through Trust	4.375%		4/1/2024	10	6,120

Automotive 0.69%
General Motors Co.	6.75%		4/1/2046	56	61,065

Banks: Regional 12.46%
Bank of America Corp.	3.593% (3 Mo. LIBOR + 1.37%	)#	7/21/2028	154	169,592
Bank of America Corp.	4.25%		10/22/2026	19	21,362
Bank of Montreal (Canada)(a)	3.803% (5 Yr. Swap rate + 1.43%	)#	12/15/2032	20	20,863
Citigroup, Inc.	3.668% (3 Mo. LIBOR + 1.39%	)#	7/24/2028	40	43,494
Citigroup, Inc.	5.50%		9/13/2025	50	58,553
Comerica, Inc.	4.00%		2/1/2029	30	32,506
Goldman Sachs Group, Inc. (The)	1.54% (3 Mo. LIBOR + .78%	)#	10/31/2022	20	19,768
Goldman Sachs Group, Inc. (The)	2.101% (3 Mo. LIBOR + 1.11%	)#	4/26/2022	20	20,023

84	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND May 31, 2020

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Banks: Regional (continued)
Goldman Sachs Group, Inc. (The)	4.25%		10/21/2025		$25	$27,816
Goldman Sachs Group, Inc. (The)	6.75%		10/1/2037		25	34,632
HSBC USA, Inc.	9.30%		6/1/2021		23	24,841
JPMorgan Chase & Co.	8.00%		4/29/2027		45	60,638
JPMorgan Chase & Co.	3.875%		9/10/2024		35	38,507
JPMorgan Chase & Co.	3.96% (3 Mo. LIBOR + 1.25%	)#	1/29/2027		50	55,813
JPMorgan Chase & Co.	4.00% (SOFR + 2.75%	)#	–	(b)	2	1,721
Macquarie Bank Ltd. (Australia)†(a)	6.625%		4/7/2021		60	62,689
Macquarie Group Ltd. (Australia)†(a)	4.654% (3 Mo. LIBOR + 1.73%	)#	3/27/2029		22	24,552
Morgan Stanley	3.875%		1/27/2026		76	85,642
Morgan Stanley	4.431% (3 Mo. LIBOR + 1.63%	)#	1/23/2030		39	45,695
Morgan Stanley	5.00%		11/24/2025		5	5,761
Santander UK plc (United Kingdom)(a)	7.95%		10/26/2029		23	29,829
State Street Corp.	3.031% (SOFR + 1.49%	)#	11/1/2034		25	26,419
Toronto-Dominion Bank (The) (Canada)(a)	3.625% (5 Yr. Swap rate + 2.21%	)#	9/15/2031		40	43,536
Webster Financial Corp.	4.10%		3/25/2029		14	15,016
Wells Fargo & Co.	4.65%		11/4/2044		8	9,524
Wells Fargo & Co.	5.95%		12/1/2086		56	64,937
Westpac Banking Corp. (Australia)(a)	2.65%		1/16/2030		15	15,981
Westpac Banking Corp. (Australia)(a)	4.11% (5 Yr Treasury CMT + 2.00%	)#	7/24/2034		19	20,472
Westpac Banking Corp. (Australia)(a)	4.322% (5 Yr. Swap rate + 2.24%	)#	11/23/2031		27	29,515
Total						1,109,697

Beverages 1.78%
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc.	3.65%		2/1/2026		20	22,193
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.	4.70%		2/1/2036		58	66,278
Anheuser-Busch InBev Worldwide, Inc.	8.20%		1/15/2039		45	70,309
Total						158,780

Biotechnology Research & Production 0.84%
Biogen, Inc.	2.25%		5/1/2030		36	36,550
Gilead Sciences, Inc.	4.15%		3/1/2047		30	37,913
Total						74,463

See Notes to Financial Statements.	85

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Building Materials 1.41%
Boral Finance Pty Ltd. (Australia)†(a)	3.00%		11/1/2022	$8	$7,977
Carrier Global Corp.†	3.577%		4/5/2050	28	25,297
Owens Corning	3.875%		6/1/2030	10	10,149
Owens Corning, Inc.	4.30%		7/15/2047	34	32,434
Vulcan Materials Co.	1.00% (3 Mo. LIBOR + .65%	)#	3/1/2021	40	39,602
Vulcan Materials Co.	1.341% (3 Mo. LIBOR + .60%	)#	6/15/2020	10	9,995
Total					125,454

Business Services 1.19%
Global Payments, Inc.	2.90%		5/15/2030	12	12,464
Global Payments, Inc.	3.20%		8/15/2029	29	30,680
PayPal Holdings, Inc.	2.85%		10/1/2029	53	57,390
Pepperdine University	3.301%		12/1/2059	4	4,175
University of Chicago (The)	2.761%		4/1/2045	2	1,642
Total					106,351

Chemicals 0.16%
Albemarle Corp.†	1.442% (3 Mo. LIBOR + 1.05%	)#	11/15/2022	15	14,348

Computer Hardware 2.59%
Apple, Inc.	4.45%		5/6/2044	50	65,828
Dell International LLC/EMC Corp.†	6.02%		6/15/2026	60	67,854
Dell International LLC/EMC Corp.†	8.35%		7/15/2046	15	19,059
Hewlett Packard Enterprise Co.	2.093% (3 Mo. LIBOR + .72%	)#	10/5/2021	35	34,576
Leidos Holdings, Inc.	5.95%		12/1/2040	30	33,455
Leidos, Inc.†	4.375%		5/15/2030	9	9,956
Total					230,728

Computer Software 0.82%
Oracle Corp.	6.125%		7/8/2039	50	73,240

Construction/Homebuilding 0.19%
NVR, Inc.	3.00%		5/15/2030	17	17,229

Drugs 5.44%
AbbVie, Inc.†	4.25%		11/21/2049	63	72,811
AbbVie, Inc.	4.70%		5/14/2045	15	17,965
AbbVie, Inc.	4.875%		11/14/2048	15	18,559
AstraZeneca plc (United Kingdom)(a)	1.051% (3 Mo. LIBOR + .67%	)#	8/17/2023	50	49,440

86	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Drugs (continued)
AstraZeneca plc (United Kingdom)(a)	1.516% (3 Mo. LIBOR + .62%	)#	6/10/2022	$30	$29,846
AstraZeneca plc (United Kingdom)(a)	6.45%		9/15/2037	15	22,629
Bayer Corp.†	6.65%		2/15/2028	28	35,792
Cigna Corp.†	4.80%		7/15/2046	20	25,124
Cigna Corp.†	6.125%		11/15/2041	27	39,009
CVS Health Corp.	4.30%		3/25/2028	63	71,929
CVS Health Corp.	4.78%		3/25/2038	20	24,412
CVS Health Corp.	5.05%		3/25/2048	35	45,082
Express Scripts Holding Co.	1.113% (3 Mo. LIBOR + .75%	)#	11/30/2020	32	31,884
Total					484,482

Electric: Power 10.86%
Appalachian Power Co.	7.00%		4/1/2038	27	37,529
Ausgrid Finance Pty Ltd. (Australia)†(a)	4.35%		8/1/2028	16	17,531
Avista Corp.	4.35%		6/1/2048	21	25,702
Cleco Corporate Holdings LLC	4.973%		5/1/2046	18	16,705
Cleco Power LLC	6.00%		12/1/2040	20	25,361
Dominion Energy South Carolina, Inc.	6.05%		1/15/2038	7	9,858
Dominion Energy, Inc.	7.00%		6/15/2038	22	30,956
DTE Electric Co.	2.625%		3/1/2031	10	10,726
DTE Energy Co.	6.375%		4/15/2033	20	26,735
Duquesne Light Holdings, Inc.†	6.40%		9/15/2020	28	28,454
El Paso Electric Co.	5.00%		12/1/2044	5	5,962
El Paso Electric Co.	6.00%		5/15/2035	15	19,858
Emera US Finance LP	4.75%		6/15/2046	25	28,421
Entergy Arkansas LLC	4.95%		12/15/2044	27	29,271
Entergy Louisiana LLC	2.90%		3/15/2051	7	7,138
Entergy Louisiana LLC	4.00%		3/15/2033	5	6,018
Entergy Texas, Inc.	4.00%		3/30/2029	5	5,712
Exelon Generation Co. LLC	5.60%		6/15/2042	41	46,687
FirstEnergy Transmission LLC†	4.55%		4/1/2049	5	5,977
Georgia Power Co.	4.75%		9/1/2040	22	26,661
Interstate Power & Light Co.	3.50%		9/30/2049	15	16,105
Interstate Power & Light Co.	3.60%		4/1/2029	6	6,559
Interstate Power & Light Co.	4.70%		10/15/2043	10	12,386
ITC Holdings Corp.	3.35%		11/15/2027	23	24,696
Mississippi Power Co.	4.25%		3/15/2042	25	27,521
New York State Electric & Gas Corp.†	3.30%		9/15/2049	12	12,024

See Notes to Financial Statements.	87

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND May 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power (continued)
NRG Energy, Inc.†	4.45%	6/15/2029	$15	$16,181
Oglethorpe Power Corp.	5.95%	11/1/2039	32	42,047
Ohio Edison Co.	8.25%	10/15/2038	33	49,961
Oklahoma Gas & Electric Co.	3.30%	3/15/2030	19	20,566
Oklahoma Gas & Electric Co.	5.25%	5/15/2041	25	29,553
PPL Electric Utilities Corp.	5.20%	7/15/2041	23	29,994
PPL WEM Ltd./Western Power Distribution Ltd. (United Kingdom)†(a)	5.375%	5/1/2021	20	20,474
Progress Energy, Inc.	7.75%	3/1/2031	18	25,855
Public Service Co. of Oklahoma	6.625%	11/15/2037	20	27,841
Puget Energy, Inc.	3.65%	5/15/2025	12	12,307
Puget Energy, Inc.†	4.10%	6/15/2030	7	7,431
Puget Energy, Inc.	5.625%	7/15/2022	14	14,914
Puget Energy, Inc.	6.00%	9/1/2021	10	10,521
Puget Sound Energy, Inc.	5.764%	7/15/2040	18	24,458
San Diego Gas & Electric Co.	1.914%	2/1/2022	4	4,295
Sempra Energy	4.00%	2/1/2048	35	39,306
Southwestern Public Service Co.	3.15%	5/1/2050	10	10,547
Southwestern Public Service Co.	4.50%	8/15/2041	25	30,207
Tampa Electric Co.	6.15%	5/15/2037	7	9,275
TransAlta Corp. (Canada)(a)	4.50%	11/15/2022	31	31,019
Total				967,305

Electrical Equipment 0.99%
Broadcom Corp./Broadcom Cayman Finance Ltd.	3.875%	1/15/2027	68	71,647
NXP BV/NXP Funding LLC (Netherlands)†(a)	3.15%	5/1/2027	16	16,398
Total				88,045

Electronics 1.05%
Roper Technologies, Inc.	3.80%	12/15/2026	50	56,051
Trimble, Inc.	4.75%	12/1/2024	24	25,692
Trimble, Inc.	4.90%	6/15/2028	11	12,011
Total				93,754

Financial Services 2.86%
Affiliated Managers Group, Inc.	3.50%	8/1/2025	11	11,826
Aircastle Ltd.	4.25%	6/15/2026	27	21,125
Ally Financial, Inc.	8.00%	11/1/2031	28	35,397
Ameriprise Financial, Inc.	3.00%	4/2/2025	33	35,499
Avolon Holdings Funding Ltd. (Ireland)†(a)	5.125%	10/1/2023	7	5,925

88	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND May 31, 2020

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Financial Services (continued)
Brightsphere Investment Group, Inc.	Zero Coupon		7/27/2026		$26	$24,325
Charles Schwab Corp. (The)	5.375% (5 Yr Treasury CMT + 4.97%	)#	–	(b)	12	12,630
International Lease Finance Corp.	8.25%		12/15/2020		18	18,310
International Lease Finance Corp.	8.625%		1/15/2022		15	15,381
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027		23	24,874
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045		11	10,469
Park Aerospace Holdings Ltd. (Ireland)†(a)	5.50%		2/15/2024		45	38,722
Total						254,483

Food 1.00%
Campbell Soup Co.	1.371% (3 Mo. LIBOR + .63%	)#	3/15/2021		50	49,912
Smithfield Foods, Inc.†	3.35%		2/1/2022		8	7,928
Sysco Corp.	2.40%		2/15/2030		8	7,488
Sysco Corp.	6.60%		4/1/2040		19	23,884
Total						89,212

Health Care Products 0.92%
Boston Scientific Corp.	2.65%		6/1/2030		23	23,770
Stryker Corp.	1.95%		6/15/2030		16	15,941
Zimmer Biomet Holdings, Inc.	5.75%		11/30/2039		33	41,855
Total						81,566

Health Care Services 4.38%
Anthem, Inc.	2.25%		5/15/2030		17	17,476
CommonSpirit Health	3.347%		10/1/2029		43	43,386
Fresenius Medical Care US Finance II, Inc.†	4.75%		10/15/2024		19	20,598
Fresenius Medical Care US Finance II, Inc.†	5.875%		1/31/2022		14	14,876
HCA, Inc.	5.50%		6/15/2047		46	55,188
Kaiser Foundation Hospitals	4.15%		5/1/2047		10	12,414
Mount Sinai Hospitals Group, Inc.	3.737%		7/1/2049		26	26,419
New York and Presbyterian Hospital (The)	3.954%		8/1/2119		30	30,590
Northwell Healthcare, Inc.	3.979%		11/1/2046		27	27,351
NYU Langone Hospitals	4.368%		7/1/2047		22	23,610
NYU Langone Hospitals	4.784%		7/1/2044		7	8,101
UnitedHealth Group, Inc.	6.875%		2/15/2038		48	75,650
Universal Health Services, Inc.†	4.75%		8/1/2022		34	34,106
Total						389,765

See Notes to Financial Statements.	89

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND May 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Insurance 4.17%
Alleghany Corp.	3.625%	5/15/2030	$20	$20,757
Assurant, Inc.	3.70%	2/22/2030	17	16,642
Berkshire Hathaway Finance Corp.	4.25%	1/15/2049	42	52,748
CNO Financial Group, Inc.	5.25%	5/30/2025	61	66,736
Global Atlantic Fin Co.†	4.40%	10/15/2029	20	17,925
Hanover Insurance Group, Inc. (The)	4.50%	4/15/2026	9	9,323
Lincoln National Corp.	6.30%	10/9/2037	25	30,698
New York Life Insurance Co.†	4.45%	5/15/2069	30	36,623
Protective Life Corp.	8.45%	10/15/2039	25	35,225
Securian Financial Group, Inc.†	4.80%	4/15/2048	16	17,876
Selective Insurance Group, Inc.	5.375%	3/1/2049	14	15,797
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	30	37,555
Transatlantic Holdings, Inc.	8.00%	11/30/2039	9	13,286
Total				371,191

Leasing 0.39%
GATX Corp.	4.55%	11/7/2028	28	29,922
Penske Truck Leasing Co., LP/PTL Finance Corp.†	3.45%	7/1/2024	5	5,199
Total				35,121

Lodging 0.32%
Las Vegas Sands Corp.	3.90%	8/8/2029	30	28,505

Machinery: Agricultural 1.85%
Altria Group, Inc.	5.95%	2/14/2049	55	70,551
BAT Capital Corp.	3.222%	8/15/2024	20	21,057
BAT Capital Corp.	3.557%	8/15/2027	3	3,157
BAT Capital Corp.	4.39%	8/15/2037	44	46,347
BAT Capital Corp.	4.70%	4/2/2027	2	2,240
Cargill, Inc.†	2.125%	4/23/2030	21	21,356
Total				164,708

Machinery: Industrial/Specialty 2.04%
CNH Industrial Capital LLC	4.375%	4/5/2022	13	13,395
CNH Industrial Capital LLC	4.875%	4/1/2021	5	5,073
IDEX Corp.	3.00%	5/1/2030	29	29,812
Kennametal, Inc.	4.625%	6/15/2028	12	12,269
nVent Finance Sarl (Luxembourg)(a)	4.55%	4/15/2028	25	26,651
Snap-on, Inc.	3.10%	5/1/2050	41	41,211
Westinghouse Air Brake Technologies Corp.	4.95%	9/15/2028	25	26,250

90	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND May 31, 2020

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Machinery: Industrial/Specialty (continued)
Xylem, Inc.	4.375%		11/1/2046		$25	$27,017
Total						181,678

Manufacturing 1.97%
Carlisle Cos., Inc.	2.75%		3/1/2030		16	15,681
General Electric Co.	5.00% (3 Mo. LIBOR + 3.33%	)#	–	(b)	105	80,753
General Electric Co.	6.15%		8/7/2037		43	49,187
Pentair Finance Sarl (Luxembourg)(a)	3.15%		9/15/2022		30	29,708
Total						175,329

Media 3.78%
Charter Communications Operating LLC/Charter Communications Operating Capital	6.484%		10/23/2045		72	93,254
Comcast Corp.	4.95%		10/15/2058		58	81,404
Cox Communications, Inc.†	8.375%		3/1/2039		23	35,031
Fox Corp.	5.476%		1/25/2039		20	25,713
NBCUniversal Enterprise, Inc.†	5.25%		–	(b)	100	101,014
Total						336,416

Metal Fabricating 0.28%
Valmont Industries, Inc.	5.25%		10/1/2054		25	24,984

Metals & Minerals: Miscellaneous 0.39%
Glencore Finance Canada Ltd. (Canada)†(a)	5.55%		10/25/2042		19	20,146
Southern Copper Corp. (Peru)(a)	5.875%		4/23/2045		12	14,340
Total						34,486

Natural Gas 1.94%
National Fuel Gas Co.	3.95%		9/15/2027		8	7,404
National Fuel Gas Co.	4.90%		12/1/2021		16	16,434
National Fuel Gas Co.	5.20%		7/15/2025		2	2,051
National Fuel Gas Co.	7.395%		3/30/2023		15	16,155
NiSource, Inc.	5.95%		6/15/2041		25	33,255
Piedmont Natural Gas Co., Inc.	3.64%		11/1/2046		25	26,365
Piedmont Natural Gas Co., Inc.	4.10%		9/18/2034		19	20,891
Southern Star Central Corp.†	5.125%		7/15/2022		21	21,008
Southwest Gas Corp.	4.15%		6/1/2049		26	29,049
Total						172,612

Oil 6.78%
Andeavor LLC	5.375%		10/1/2022		3	3,002
Apache Corp.	5.10%		9/1/2040		22	17,660

See Notes to Financial Statements.	91

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)
Canadian Natural Resources Ltd. (Canada)(a)	7.20%		1/15/2032	$31	$36,406
Cimarex Energy Co.	4.375%		3/15/2029	24	23,764
Continental Resources, Inc.	4.90%		6/1/2044	22	16,390
Continental Resources, Inc.	5.00%		9/15/2022	43	41,095
Diamondback Energy, Inc.	2.875%		12/1/2024	20	19,483
Diamondback Energy, Inc.	4.75%		5/31/2025	4	4,192
Diamondback Energy, Inc.	5.375%		5/31/2025	50	51,234
Eni USA, Inc.	7.30%		11/15/2027	22	26,709
Equinor ASA (Norway)(a)	1.75%		1/22/2026	5	5,111
Equinor ASA (Norway)(a)	7.15%		11/15/2025	26	33,447
Helmerich & Payne, Inc.	4.65%		3/15/2025	40	41,719
Hess Corp.	5.60%		2/15/2041	25	24,866
Hess Corp.	5.80%		4/1/2047	14	14,097
Occidental Petroleum Corp.	6.95%		7/1/2024	20	18,206
Occidental Petroleum Corp.	7.875%		9/15/2031	28	23,380
Parsley Energy LLC/Parsley Finance Corp.†	5.375%		1/15/2025	25	24,640
Patterson-UTI Energy, Inc.	3.95%		2/1/2028	31	24,725
Shell International Finance BV (Netherlands)(a)	6.375%		12/15/2038	25	38,450
Suncor Energy Ventures Corp. (Canada)†(a)	4.50%		4/1/2022	10	10,121
Suncor Energy Ventures Corp. (Canada)†(a)	9.40%		9/1/2021	5	5,292
Suncor Energy, Inc. (Canada)(a)	7.875%		6/15/2026	23	28,356
Valero Energy Corp.	7.50%		4/15/2032	2	2,636
Valero Energy Corp.	8.75%		6/15/2030	4	5,583
Valero Energy Corp.	10.50%		3/15/2039	24	38,451
Viper Energy Partners LP†	5.375%		11/1/2027	25	24,870
Total					603,885

Oil: Crude Producers 4.26%
Colonial Pipeline Co.†	3.75%		10/1/2025	20	22,129
Enbridge Energy Partners LP	7.50%		4/15/2038	28	37,799
Energy Transfer Operating LP	4.05%		3/15/2025	14	14,708
Energy Transfer Operating LP	5.875%		1/15/2024	10	10,934
Energy Transfer Operating LP	7.60%		2/1/2024	10	11,285
Gulfstream Natural Gas System LLC†	4.60%		9/15/2025	15	16,913
Midwest Connector Capital Co. LLC†	3.90%		4/1/2024	42	43,224
MPLX LP	2.099% (3 Mo. LIBOR + 1.10%	)#	9/9/2022	25	23,615
MPLX LP	5.25%		1/15/2025	35	36,293
MPLX LP	6.25%		10/15/2022	28	28,019
NGPL PipeCo LLC†	4.875%		8/15/2027	33	35,944

92	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND May 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers (continued)
Sabal Trail Transmission LLC†	4.246%	5/1/2028	$35	$37,833
Sabine Pass Liquefaction LLC	5.875%	6/30/2026	53	60,976
Total				379,672

Oil: Integrated Domestic 2.08%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.	3.337%	12/15/2027	23	23,908
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.	4.08%	12/15/2047	47	47,321
Halliburton Co.	2.92%	3/1/2030	23	21,163
Halliburton Co.	3.80%	11/15/2025	3	3,178
Halliburton Co.	7.45%	9/15/2039	31	38,187
National Oilwell Varco, Inc.	3.95%	12/1/2042	33	25,473
Schlumberger Holdings Corp.†	3.75%	5/1/2024	25	26,275
Total				185,505

Real Estate Investment Trusts 4.53%
American Homes 4 Rent LP	4.25%	2/15/2028	13	12,803
American Homes 4 Rent LP	4.90%	2/15/2029	20	20,261
Crown Castle International Corp.	4.45%	2/15/2026	50	56,744
EPR Properties	4.95%	4/15/2028	14	12,087
Equinix, Inc.	5.375%	5/15/2027	50	53,947
Equinix, Inc.	5.875%	1/15/2026	8	8,398
Goodman US Finance Three LLC†	3.70%	3/15/2028	28	30,029
Healthcare Realty Trust, Inc.	2.40%	3/15/2030	6	5,481
Healthcare Realty Trust, Inc.	3.625%	1/15/2028	5	5,013
Healthcare Realty Trust, Inc.	3.75%	4/15/2023	15	15,073
Healthcare Realty Trust, Inc.	3.875%	5/1/2025	31	31,590
Healthcare Trust of America Holdings LP	3.10%	2/15/2030	10	9,520
Kimco Realty Corp.	3.70%	10/1/2049	20	16,513
SL Green Operating Partnership LP	3.25%	10/15/2022	30	29,508
SL Green Realty Corp.	4.50%	12/1/2022	22	22,293
VEREIT Operating Partnership LP	4.875%	6/1/2026	25	24,951
WEA Finance LLC†	2.875%	1/15/2027	42	39,117
Weyerhaeuser Co.	8.50%	1/15/2025	8	9,975
Total				403,303

Retail 1.75%
Alimentation Couche-Tard, Inc. (Canada)†(a)	2.95%	1/25/2030	20	20,162
Dollar Tree, Inc.	4.20%	5/15/2028	25	28,298

See Notes to Financial Statements.	93

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Retail (continued)
McDonald’s Corp.	6.30%		10/15/2037	$53	$75,057
Walgreens Boots Alliance, Inc.	3.20%		4/15/2030	5	5,006
Walgreens Boots Alliance, Inc.	3.80%		11/18/2024	25	27,018
Total					155,541

Steel 0.18%
Steel Dynamics, Inc.	5.00%		12/15/2026	15	15,597

Technology 0.22%
E*TRADE Financial Corp.	3.80%		8/24/2027	9	9,864
E*TRADE Financial Corp.	4.50%		6/20/2028	9	10,165
Total					20,029

Telecommunications 4.27%
AT&T, Inc.	1.314% (3 Mo. LIBOR + .89%	)#	2/15/2023	25	24,592
AT&T, Inc.	1.964% (3 Mo. LIBOR + 1.18%	)#	6/12/2024	105	102,883
AT&T, Inc.	3.65%		6/1/2051	15	15,184
AT&T, Inc.	4.30%		2/15/2030	35	39,832
AT&T, Inc.	5.55%		8/15/2041	25	31,383
AT&T, Inc.	6.25%		3/29/2041	47	62,017
T-Mobile USA, Inc.†	3.75%		4/15/2027	50	54,310
Verizon Communications, Inc.	1.492% (3 Mo. LIBOR + 1.10%	)#	5/15/2025	50	49,941
Total					380,142

Transportation: Miscellaneous 2.86%
Burlington Northern Santa Fe LLC	5.75%		5/1/2040	45	62,631
Canadian National Railway Co. (Canada)(a)	7.375%		10/15/2031	7	10,408
Canadian Pacific Railway Co. (Canada)(a)	7.125%		10/15/2031	18	26,363
Canadian Pacific Railway Co. (Canada)(a)	9.45%		8/1/2021	10	10,837
CSX Corp.	6.00%		10/1/2036	25	33,904
CSX Transportation, Inc.	7.875%		5/15/2043	8	13,500
Huntington Ingalls Industries, Inc.†	3.844%		5/1/2025	31	33,375
Huntington Ingalls Industries, Inc.†	5.00%		11/15/2025	25	25,759
Kansas City Southern	4.20%		11/15/2069	36	38,258
Total					255,035

Utilities 0.32%
Aquarion Co.†	4.00%		8/15/2024	18	19,888
Essential Utilities, Inc.	3.566%		5/1/2029	8	8,702
Total					28,590
Total Corporate Bonds (cost $8,329,538)					8,533,048

94	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND May 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 1.63%

Miscellaneous
California	7.60%	11/1/2040	$10	$17,829
California State University	3.899%	11/1/2047	25	29,175
Chicago, IL	6.314%	1/1/2044	15	14,330
Illinois	5.10%	6/1/2033	5	4,829
Los Angeles Unif Sch Dist, CA	5.75%	7/1/2034	25	33,282
Miami-Dade Cnty, FL	4.28%	10/1/2041	25	26,814
State of Illinois	4.95%	6/1/2023	4	4,349
University of California Bond of Regents	3.006%	5/15/2050	15	14,558
Total Municipal Bonds (cost $142,199)				145,166
Total Investments in Securities 98.45% (cost $8,562,574)				8,767,124
Cash and Other Assets in Excess Liabilities(c) 1.55%				137,786
Net Assets 100.00%				$8,904,910

CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.
SOFR	Secured Over Night Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At May 31, 2020, the total value of Rule 144A securities was $1,493,074, which represents 16.77% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2020.
(a)	Foreign security traded in U. S. dollars.
(b)	Security is perpetual in nature and has no stated maturity.
(c)	Cash and Other Assets in Excess Liabilities include net unrealized appreciation/depreciation on futures contracts as follows:

Open Futures Contracts at May 31, 2020:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Ultra Treasury Note	September 2020	2	Long	$314,035	$314,656	$621
U.S. 2-Year Treasury Note	September 2020	2	Long	441,493	441,688	195
U.S. 5-Year Treasury Note	September 2020	11	Long	1,379,753	1,381,875	2,122
U.S. Ultra Treasury Bond	September 2020	1	Long	216,166	218,031	1,865
Total Unrealized Appreciation on Open Futures Contracts						$4,803

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	September 2020	11	Short	$(1,527,434)	$(1,529,687)	$(2,253)
U.S. Long Bond	September 2020	2	Short	(354,806)	(356,750)	(1,944)
Total Unrealized Depreciation on Open Futures Contracts						$(4,197)

See Notes to Financial Statements.	95

Schedule of Investments (unaudited)(concluded)

CORPORATE BOND FUND May 31, 2020

The following is a summary of the inputs used as of May 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$88,910	$–	$88,910
Corporate Bonds	–	8,533,048	–	8,533,048
Municipal Bonds	–	145,166	–	145,166
Total	$–	$8,767,124	$–	$8,767,124

Other Financial Instruments
Futures Contracts
Assets	$4,803	$–	$–	$4,803
Liabilities	(4,197)	–	–	(4,197)
Total	$606	$–	$–	$606

(1)	Refer to Note 2(t) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

96	See Notes to Financial Statements.

Schedule of Investments (unaudited)

FLOATING RATE FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
LONG-TERM INVESTMENTS 95.50%

ASSET-BACKED SECURITIES 0.79%

Other
Battalion CLO VII Ltd. 2014-7A CRR†	4.065% (3 Mo. LIBOR + 2.93%	)#	7/17/2028	$2,169		$1,938,147
Benefit Street Partners CLO XIX Ltd. 2019-19A D†	5.678% (3 Mo. LIBOR + 3.80%	)#	1/15/2033	5,352		4,930,767
Jamestown CLO VII Ltd. 2015-7A CR†	3.591% (3 Mo. LIBOR + 2.60%	)#	7/25/2027	5,000		4,368,025	(a)
Mariner CLO 5 Ltd. 2018-5A E†	6.641% (3 Mo. LIBOR + 5.65%	)#	4/25/2031	1,050		843,238
Mariner CLO Ltd. 2017-4A D†	4.041% (3 Mo. LIBOR + 3.05%	)#	10/26/2029	7,052		6,178,563
Northwoods Capital 20 Ltd. 2019-20A D†	6.151% (3 Mo. LIBOR + 4.25%	)#	1/25/2030	10,284		9,756,778	(a)
OCP CLO Ltd. 2016-12A CR†	4.135% (3 Mo. LIBOR + 3.00%	)#	10/18/2028	7,250		6,641,130
Palmer Square Loan Funding Ltd. 2018-1A D†	5.169% (3 Mo. LIBOR + 3.95%	)#	4/15/2026	5,000		4,172,981
Regatta VI Funding Ltd. 2016-1A DR†	3.835% (3 Mo. LIBOR + 2.70%	)#	7/20/2028	2,534		2,297,461
Sound Point CLO XI Ltd. 2016-1A DR†	4.085% (3 Mo. LIBOR + 2.95%	)#	7/20/2028	8,160		7,049,547
THL Credit Wind River CLO Ltd. 2018-3A D†	4.085% (3 Mo. LIBOR + 2.95%	)#	1/20/2031	1,736		1,546,929
Total Asset-Backed Securities (cost $55,534,902)						49,723,566

				Shares (000)
COMMON STOCKS 0.16%

Broadcasting 0.11%
iHeartMedia, Inc. Class A*				837		7,284,362

Gaming/Leisure 0.00%
Templar Energy LLC Class A Units				747		59,754	(b)

Information Technology 0.00%
Avaya Holdings Corp.*				–	(c)	2,044

Retail 0.00%
Toms Shoes LLC				11		–	(b)

See Notes to Financial Statements.	97

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2020

Investments			Shares (000)		Fair Value
Shipping 0.05%
ACBL Holdings Corp.				95	$2,894,384	(b)
Total Common Stocks (cost $25,645,816)					10,240,544

	Interest Rate	Maturity Date	Principal Amount (000)

CONVERTIBLE BONDS 2.23%

Automotive 0.11%
Winnebago Industries, Inc.†	1.50%	4/1/2025		$6,477	6,832,843

Diversified Media 0.12%
Zynga, Inc.†	0.25%	6/1/2024		5,883	7,330,172

Gaming/Leisure 0.22%
Callaway Golf Co.†	2.75%	5/1/2026		6,797	7,541,768
Huazhu Group Ltd. (China)(d)	0.375%	11/1/2022		6,311	6,302,228
Total					13,843,996

Healthcare 0.36%
Canopy Growth Corp.†(e)	4.25%	7/15/2023	CAD	14,268	8,290,228	(a)
Insmed, Inc.	1.75%	1/15/2025		$7,420	7,006,970
Natera, Inc.†	2.25%	5/1/2027		5,524	7,311,313
Total					22,608,511

Information Technology 0.93%
Enphase Energy, Inc.†	0.25%	3/1/2025		7,775	8,000,078
Five9, Inc.†	0.50%	6/1/2025		5,826	6,057,211
Inphi Corp.†	0.75%	4/15/2025		6,641	8,262,473
Lumentum Holdings, Inc.†	0.50%	12/15/2026		4,313	4,324,303
MongoDB, Inc.†	0.25%	1/15/2026		6,791	8,743,980
Q2 Holdings, Inc.†	0.75%	6/1/2026		7,139	7,858,813
Square, Inc.	0.50%	5/15/2023		6,371	7,973,410
SunPower Corp.	4.00%	1/15/2023		9,149	7,319,200
Total					58,539,468

Land Transportation 0.14%
Scorpio Tankers, Inc. (Monaco)(d)	3.00%	5/15/2022		9,828	8,861,156

98	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Retail 0.21%
Burlington Stores, Inc.†	2.25%	4/15/2025		$5,192	$6,130,656
RH	Zero Coupon	6/15/2023		5,825	7,253,314
Total					13,383,970

Service 0.14%
Chegg, Inc.	0.125%	3/15/2025		6,851	9,033,917
Total Convertible Bonds (cost $130,125,994)					140,434,033

CORPORATE BONDS 13.53%

Aerospace 0.34%
BAE Systems plc (United Kingdom)†(d)	3.40%	4/15/2030		5,806	6,303,262
Boeing Co. (The)	5.04%	5/1/2027		7,761	8,251,369
Delta Air Lines, Inc.†	7.00%	5/1/2025		6,597	6,825,360
Total					21,379,991

Automotive 0.73%
Adient Global Holdings Ltd.†	4.875%	8/15/2026		12,194	10,273,811
American Axle & Manufacturing, Inc.	6.625%	10/15/2022		7,282	7,254,146
General Motors Co.	6.125%	10/1/2025		5,305	5,803,010
General Motors Financial Co., Inc.	3.50%	11/7/2024		947	924,372
General Motors Financial Co., Inc.	5.10%	1/17/2024		1,523	1,589,983
General Motors Financial Co., Inc.	5.25%	3/1/2026		1,387	1,452,761
Mclaren Finance plc(e)	5.00%	8/1/2022	GBP	8,900	6,480,585
Navistar International Corp.†	9.50%	5/1/2025		$4,852	5,240,160
Patrick Industries, Inc.†	7.50%	10/15/2027		6,565	6,604,784
Total					45,623,612

Cable/Wireless Video 0.29%
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.375%	6/1/2029		16,982	18,337,418

Chemicals 0.23%
Ingevity Corp.†	4.50%	2/1/2026		996	967,176
PolyOne Corp.†	5.75%	5/15/2025		4,851	5,094,520
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. (Luxembourg)†(d)	5.375%	9/1/2025		6,796	6,511,417
Tronox Finance plc (United Kingdom)†(d)	5.75%	10/1/2025		2,121	1,990,866
Total					14,563,979

See Notes to Financial Statements.	99

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2020

Investments	Interest Rate		Maturity Date		Principal Amount (000)		Fair Value
Consumer Non-Durables 0.62%
Herbalife Nutrition Ltd./HLF Financing, Inc.†	7.875%		9/1/2025			$9,708	$9,865,755
Mattel, Inc.†	5.875%		12/15/2027			12,391	12,636,528
Revlon Consumer Products Corp.	5.75%		2/15/2021			8,233	5,400,313
Sally Holdings LLC/Sally Capital, Inc.†	8.75%		4/30/2025			10,008	10,908,720
Total							38,811,316

Diversified Media 0.77%
AMC Networks, Inc.	4.75%		8/1/2025			10,426	10,531,355
Banijay Group SAS†(e)	6.50%		3/1/2026		EUR	6,771	6,740,590
Netflix, Inc.†	3.625%		6/15/2025			$2,804	2,884,615
Netflix, Inc.(e)	3.625%		6/15/2030		EUR	5,990	6,896,884
Nielsen Finance LLC/Nielsen Finance Co.†	5.00%		4/15/2022			$10,676	10,683,206
TEGNA, Inc.†	5.00%		9/15/2029			11,566	10,976,886
Total							48,713,536

Energy 1.07%
Buckeye Partners LP	6.375% (3 Mo. LIBOR + 4.02%	)#	1/22/2078			11,884	8,488,682
Centennial Resource Production LLC†	5.375%		1/15/2026			948	448,935
Centennial Resource Production LLC†	6.875%		4/1/2027			7,709	3,716,470
Citgo Holding, Inc.†	9.25%		8/1/2024			7,768	7,500,975
EQT Corp.	6.125%		2/1/2025			6,791	6,962,099
FTS International, Inc.	6.25%		5/1/2022			9,713	2,525,380
Indigo Natural Resources LLC†	6.875%		2/15/2026			7,011	6,805,262
Laredo Petroleum, Inc.	9.50%		1/15/2025			9,713	6,814,301
Laredo Petroleum, Inc.	10.125%		1/15/2028			14,568	10,026,062
Matador Resources Co.	5.875%		9/15/2026			8,738	6,525,932
MEG Energy Corp. (Canada)†(d)	7.00%		3/31/2024			5,636	5,439,332
MEG Energy Corp. (Canada)†(d)	7.125%		2/1/2027			2,454	2,242,330
Total							67,495,760

Financial 0.93%
BNP Paribas SA (France)†(d)	4.50% (5 Yr Treasury CMT + 2.94%	)#	–	(f)		18,400	15,766,500
CIT Bank NA	2.969% (SOFR + 1.72%	)#	9/27/2025			9,500	8,809,777
Credit Suisse Group AG (Switzerland)†(d)	5.10% (5 Yr Treasury CMT + 3.29%	)#	–	(f)		8,188	7,584,135
Global Aircraft Leasing Co. Ltd. PIK 7.25%†	6.50%		9/15/2024			21,286	11,647,806
HAT Holdings I LLC/HAT Holdings II LLC†	6.00%		4/15/2025			6,718	6,953,130
WeWork Cos., Inc.†	7.875%		5/1/2025			16,569	7,860,085
Total							58,621,433

100	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Food & Drug 0.32%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.†	6.50%	4/15/2029		$18,426	$20,080,839

Food/Tobacco 0.51%
FAGE International SA/FAGE USA Dairy Industry, Inc. (Luxembourg)†(d)	5.625%	8/15/2026		11,006	10,439,851
Kraft Heinz Foods Co.†	3.75%	4/1/2030		3,360	3,485,201
Kraft Heinz Foods Co.	5.00%	7/15/2035		6,794	7,323,335
Sigma Holdco BV (Netherlands)†(d)	7.875%	5/15/2026		10,551	10,839,201
Total					32,087,588

Gaming/Leisure 0.89%
ESH Hospitality, Inc.†	5.25%	5/1/2025		10,383	10,124,515
Live Nation Entertainment, Inc.†	4.875%	11/1/2024		10,676	10,228,836
Motion Finco Sarl†(e)	7.00%	5/15/2025	EUR	3,252	3,761,048
NCL Corp. Ltd.†	12.25%	5/15/2024		$5,821	6,286,680
Penn National Gaming, Inc.†	5.625%	1/15/2027		3,398	3,207,508
Royal Caribbean Cruises Ltd.†	11.50%	6/1/2025		9,622	10,210,807
Scientific Games International, Inc.†	7.00%	5/15/2028		8,640	7,623,201
Vail Resorts, Inc.†	6.25%	5/15/2025		4,366	4,606,130
Total					56,048,725

Healthcare 1.67%
Acadia Healthcare Co., Inc.	5.125%	7/1/2022		2,912	2,911,316
Acadia Healthcare Co., Inc.	5.625%	2/15/2023		3,551	3,550,627
AHP Health Partners, Inc.†	9.75%	7/15/2026		4,769	4,929,048
Bausch Health Cos., Inc.†	6.125%	4/15/2025		14,555	14,808,184
Centene Corp.	4.625%	12/15/2029		3,360	3,632,664
Encompass Health Corp.	4.50%	2/1/2028		5,046	5,133,371
HealthSouth Corp.	5.75%	11/1/2024		1,918	1,934,447
Horizon Therapeutics USA, Inc.†	5.50%	8/1/2027		16,012	17,009,788
Jaguar Holding Co. II/PPD Development LP†(g)	5.00%	6/15/2028		14,564	15,146,560
LifePoint Health, Inc.†	4.375%	2/15/2027		8,720	8,442,050
LifePoint Health, Inc.†	6.75%	4/15/2025		4,854	5,133,105
Tenet Healthcare Corp.†	4.875%	1/1/2026		6,999	7,203,896
Tenet Healthcare Corp.†	6.25%	2/1/2027		1,925	1,995,388
Tenet Healthcare Corp.	6.75%	6/15/2023		5,775	6,064,356
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(d)	2.80%	7/21/2023		7,544	7,148,732
Total					105,043,532

See Notes to Financial Statements.	101

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2020

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Housing 1.50%
American Builders & Contractors Supply Co., Inc.†	4.00%		1/15/2028		$6,471	$6,518,335
AZEK Co. LLC (The)†	9.50%		5/15/2025		7,196	7,735,700
BMC East LLC†	5.50%		10/1/2024		6,539	6,579,182
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada)†(d)	4.875%		2/15/2030		5,554	4,727,926
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada)†(d)	6.25%		9/15/2027		1,472	1,405,488
Builders FirstSource, Inc.†	5.00%		3/1/2030		10,480	9,849,576
Century Communities, Inc.	6.75%		6/1/2027		6,823	6,979,281
Forestar Group, Inc.†	5.00%		3/1/2028		7,471	7,114,969
LGI Homes, Inc.†	6.875%		7/15/2026		3,641	3,726,782
Masonite International Corp.†	5.375%		2/1/2028		6,548	6,628,639
Mueller Water Products, Inc.†	5.50%		6/15/2026		1,942	2,007,173
Norbord, Inc. (Canada)†(d)	5.75%		7/15/2027		486	481,053
NVR, Inc.	3.00%		5/15/2030		12,138	12,301,561
PulteGroup, Inc.	5.00%		1/15/2027		3,441	3,657,456
PulteGroup, Inc.	6.375%		5/15/2033		1,942	2,211,987
PulteGroup, Inc.	7.875%		6/15/2032		970	1,197,004
Shea Homes LP/Shea Homes Funding Corp.†	4.75%		2/15/2028		12,201	11,375,541
Total						94,497,653

Information Technology 0.61%
CDW LLC/CDW Finance Corp.	4.125%		5/1/2025		5,822	5,982,105
Kratos Defense & Security Solutions, Inc.†	6.50%		11/30/2025		1,784	1,839,563
Match Group, Inc.†	4.125%		8/1/2030		11,646	11,440,390
NortonLifeLock, Inc.†	5.00%		4/15/2025		6,838	7,008,950
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands)†(d)	3.40%		5/1/2030		3,234	3,374,039
Veritas US, Inc./Veritas Bermuda Ltd.†	10.50%		2/1/2024		9,800	8,953,721
Total						38,598,768

Land Transportation 0.21%
XPO Logistics, Inc.†	6.25%		5/1/2025		12,615	13,196,551

Manufacturing 0.47%
American Axle & Manufacturing, Inc.	6.25%		4/1/2025		3,399	3,212,412
Clark Equipment Co.†	5.875%		6/1/2025		2,913	3,018,596
General Electric Co.	5.00% (3 Mo. LIBOR + 3.33%	)#	–	(f)	21,682	16,675,084
Tesla, Inc.†	5.30%		8/15/2025		6,352	6,371,755
Total						29,277,847

102	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Metals/Minerals 0.60%
FMG Resources August 2006 Pty Ltd. (Australia)†(d)	4.50%		9/15/2027	$18,427	$18,629,605
Hecla Mining Co.	7.25%		2/15/2028	10,017	10,204,769
Mirabela Nickel Ltd. (Australia)(d)	1.00%		9/10/2044	51	5	(b)
Warrior Met Coal, Inc.†	8.00%		11/1/2024	9,208	9,123,102
Total					37,957,481

Retail 0.70%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	4.625%		1/15/2027	7,279	7,404,963
Asbury Automotive Group, Inc.†	4.50%		3/1/2028	4,126	3,922,279
Asbury Automotive Group, Inc.†	4.75%		3/1/2030	2,670	2,571,544
Gap, Inc. (The)†	8.625%		5/15/2025	6,468	6,787,196
Group 1 Automotive, Inc.	5.00%		6/1/2022	971	954,604
IRB Holding Corp.†	7.00%		6/15/2025	4,661	4,847,440
Lithia Motors, Inc.†	4.625%		12/15/2027	3,582	3,467,824
PetSmart, Inc.†	7.125%		3/15/2023	8,300	8,076,937
William Carter Co. (The)†	5.50%		5/15/2025	5,820	6,009,150
Total					44,041,937

Service 0.65%
Ahern Rentals, Inc.†	7.375%		5/15/2023	20,281	8,896,159
Garda World Security Corp. (Canada)†(d)	4.625%		2/15/2027	10,675	10,801,766
GFL Environmental, Inc. (Canada)†(d)	4.25%		6/1/2025	9,703	9,848,545
Leidos, Inc.†	3.625%		5/15/2025	1,150	1,239,620
Science Applications International Corp.†	4.875%		4/1/2028	2,989	3,059,525
TopBuild Corp.†	5.625%		5/1/2026	6,930	7,093,271
Total					40,938,886

Shipping 0.09%
Golar LNG Partners LP (United Kingdom)†(d)	8.394% (3 Mo. LIBOR + 8.10%	)#	11/15/2022	7,400	5,735,000

Telecommunications 0.30%
CenturyLink, Inc.†	4.00%		2/15/2027	12,112	12,115,936
Zayo Group Holdings, Inc.†	6.125%		3/1/2028	7,054	6,982,367
Total					19,098,303

Utility 0.03%
TerraForm Power Operating LLC†	4.75%		1/15/2030	1,795	1,866,459
Total Corporate Bonds (cost $877,984,732)					852,016,614

See Notes to Financial Statements.	103

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
FLOATING RATE LOANS(h) 78.47%

Aerospace 3.45%
Air Canada 2019 Term Loan (Canada)(d)	2.50% (1 Mo. LIBOR + 1.75%	)	10/6/2023	$1,934	$1,784,377
Amentum Government Services Holdings LLC Term Loan B	4.174% (1 Mo. LIBOR + 4.00%	)	2/1/2027	14,489	14,121,143
American Airlines, Inc. 2017 Incremental Term Loan	2.184% (1 Mo. LIBOR + 2.00%	)	12/14/2023	4,494	3,437,644
American Airlines, Inc. 2018 Term Loan B	1.924% (1 Mo. LIBOR + 1.75%	)	6/27/2025	23,623	16,240,861
American Airlines, Inc. New 2017 Replacement Term Loan	1.924% (1 Mo. LIBOR + 1.75%	)	1/29/2027	29,550	21,350,024
Atlantic Aviation FBO Inc. 2018 Term Loan B	3.924% (1 Mo. LIBOR + 3.75%	)	12/6/2025	3,652	3,455,318
Bleriot US Bidco Inc. Delayed Draw Term Loan	6.20% (Prime Rate + 3.75%) - 7%		10/31/2026	1,980	1,885,406
Bleriot US Bidco Inc. Term Loan B	6.20% (3 Mo. LIBOR + 4.75%	)	10/31/2026	12,671	12,066,611
Delta Air Lines, Inc. 2020 Term Loan B	5.75% (3 Mo. LIBOR + 4.75%	)	4/29/2023	21,256	21,016,414
Doncasters Finance US LLC 2020 USD Term Loan B2	8.50% (3 Mo. LIBOR + 6.50%	)	3/6/2024	18,972	16,173,444
Doncasters Finance US LLC USD Holdco PIK Term Loan	0.50% (3 Mo. LIBOR + 0.50%) - 13.5%		3/6/2025	21,311	9,962,768
Forming Machining Industries Holdings, LLC Term Loan	5.072% (6 Mo. LIBOR + 4.00%	)	10/9/2025	19,960	15,369,085
Jazz Acquisition, Inc. 2019 1st Lien Term Loan	4.42% (1 Mo. LIBOR + 4.25%	)	6/19/2026	18,821	14,227,671
Jazz Acquisition, Inc. 2019 2nd Lien Term Loan	8.17% (1 Mo. LIBOR + 8.00%	)	6/18/2027	7,441	4,948,265
Nordam Group Inc, The Term Loan B	5.688% (3 Mo. LIBOR + 4.50%) - 7.75%		4/9/2026	1,710	1,308,369	(i)
TransDigm, Inc. 2020 Term Loan E	2.424% (1 Mo. LIBOR + 2.25%	)	5/30/2025	12,331	11,338,777
TransDigm, Inc. 2020 Term Loan G	2.424% (1 Mo. LIBOR + 2.25%	)	8/22/2024	9,092	8,345,755
United AirLines, Inc. 2018 Term Loan B	1.924% (1 Mo. LIBOR + 1.75%	)	4/1/2024	12,660	11,261,732
Vertex Aerospace Services Corp. Term Loan B	4.674% (1 Mo. LIBOR + 4.50%	)	6/29/2025	16,998	16,487,663
WP CPP Holdings, LLC 2018 2nd Lien Term Loan	8.75% (3 Mo. LIBOR + 7.75%	)	4/30/2026	15,622	11,198,971

104	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Aerospace (continued)
WP CPP Holdings, LLC Term Loan	4.75% (1 Mo. LIBOR + 3.75%	)	4/30/2025	$1,421	$1,229,084	(i)
Total					217,209,382

Automotive 2.22%
Belron Finance U.S. LLC 2018 Term Loan B	2.934% (3 Mo. LIBOR + 2.25%	)	11/13/2025	6,057	5,905,312
Belron Finance US LLC 2019 USD Term Loan B	3.26% (3 Mo. LIBOR + 2.50%	)	10/30/2026	5,222	5,104,328
Chassix Inc. 2017 1st Lien Term Loan	6.50% (3 Mo. LIBOR + 5.50%) - 7.75%		11/15/2023	20,533	13,517,638
CWGS Group, LLC 2016 Term Loan	–	(j)	11/8/2023	6,621	5,985,761
Drive Chassis HoldCo, LLC 2019 2nd Lien Term Loan	9.561% (3 Mo. LIBOR + 8.25%	)	4/10/2026	29,332	25,665,062	(i)
Navistar International Corporation 2017 1st Lien Term Loan B	3.68% (1 Mo. LIBOR + 3.50%	)	11/6/2024	19,884	19,188,078	(i)
Panther BF Aggregator 2 LP USD Term Loan B (Canada)(d)	3.674% (1 Mo. LIBOR + 3.50%	)	4/30/2026	34,809	33,264,487
Tenneco, Inc. 2018 Term Loan B	3.174% (1 Mo. LIBOR + 3.00%	)	10/1/2025	38,325	31,158,611
Total					139,789,277

Broadcasting 2.24%
Clear Channel Outdoor Holdings, Inc. Term Loan B	–	(j)	8/21/2026	1,942	1,822,205
Gray Television, Inc. 2017 Term Loan B	2.58% (1 Mo. LIBOR + 2.25%	)	2/7/2024	6,873	6,685,300
Gray Television, Inc. 2018 Term Loan C	2.83% (1 Mo. LIBOR + 2.50%	)	1/2/2026	24,507	23,971,104
iHeartCommunications, Inc. 2020 Term Loan	3.174% (1 Mo. LIBOR + 3.00%	)	5/1/2026	23,158	21,724,881
Mission Broadcasting, Inc. 2018 Term Loan B3	2.62% (1 Mo. LIBOR + 2.25%	)	1/17/2024	2,664	2,573,017
NEP/NCP Holdco, Inc. 2018 1st Lien Term Loan	4.70% (3 Mo. LIBOR + 3.25%	)	10/20/2025	35,769	30,344,187
Nexstar Broadcasting, Inc. 2018 Term Loan B3	2.424% (1 Mo. LIBOR + 2.25%	)	1/17/2024	10,355	10,001,671
Terrier Media Buyer, Inc. Term Loan B	5.70% (3 Mo. LIBOR + 4.25%	)	12/17/2026	11,087	10,709,240
Univision Communications Inc. Term Loan C5	3.75% (1 Mo. LIBOR + 2.75%	)	3/15/2024	34,786	33,359,775
Total					141,191,380

See Notes to Financial Statements.	105

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Cable/Wireless Video 2.58%
Charter Communications Operating, LLC 2019 Term Loan B2	1.93% (1 Mo. LIBOR + 1.75%	)	2/1/2027	$14,457	$14,178,468
CSC Holdings, LLC 2017 1st Lien Term Loan	2.434% (1 Mo. LIBOR + 2.25%	)	7/17/2025	58,029	56,084,759
CSC Holdings, LLC 2018 Incremental Term Loan	2.434% (1 Mo. LIBOR + 2.25%	)	1/15/2026	2,409	2,330,133
CSC Holdings, LLC 2019 Term Loan B5	2.684% (1 Mo. LIBOR + 2.50%	)	4/15/2027	4,341	4,207,108
Liberty Latin America Ltd. Term Loan B	5.184% (1 Mo. LIBOR + 5.00%	)	10/15/2026	9,281	9,288,302
Northwest Fiber, LLC Term Loan B	–	(j)	5/21/2027	12,137	12,015,645	(i)
Telesat Canada Term Loan B5 (Canada)(d)	2.93% (1 Mo. LIBOR + 2.75%	)	12/7/2026	16,950	16,412,346
Virgin Media Bristol LLC USD Term Loan N	2.684% (1 Mo. LIBOR + 2.50%	)	1/31/2028	23,278	22,638,331
WideOpenWest Finance LLC 2017 Term Loan B	4.25% (1 Mo. LIBOR + 3.25%	)	8/18/2023	26,260	25,472,299
Total					162,627,391

Chemicals 1.04%
Axalta Coating Systems US Holdings Inc. USD Term Loan B3	–	(j)	6/1/2024	5,826	5,700,890
H.B. Fuller Company 2017 Term Loan B	2.171% (1 Mo. LIBOR + 2.00%	)	10/20/2024	13,051	12,765,724
Polar US Borrower, LLC 2018 1st Lien Term Loan	4.924% (1 Mo. LIBOR + 4.75%) - 4.997%		10/15/2025	8,861	8,284,611	(i)
Starfruit Finco B.V 2018 USD Term Loan B (Netherlands)(d)	3.222% (1 Mo. LIBOR + 3.00%	)	10/1/2025	40,729	39,038,409
Total					65,789,634

Consumer Durables 0.49%
Hayward Industries, Inc. 1st Lien Term Loan	3.674% (1 Mo. LIBOR + 3.50%	)	8/5/2024	21,038	20,433,160
Huskies Parent, Inc. 2019 Term Loan	4.174% (1 Mo. LIBOR + 4.00%	)	7/31/2026	7,544	7,355,490	(i)
TGP Holdings III, LLC 2018 1st Lien Term Loan	5.25% (3 Mo. LIBOR + 4.25%	)	9/25/2024	3,064	2,767,546
Total					30,556,196

Consumer Non-Durables 1.31%
ABG Intermediate Holdings 2 LLC 2017 1st Lien Add-On Term Loan	4.95% (3 Mo. LIBOR + 3.50%	)	9/27/2024	19,828	17,424,063

106	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Consumer Non-Durables (continued)
AI Aqua Merger Sub, Inc. 2017 1st Lien Term Loan B	4.322% (3 Mo. LIBOR + 3.25%	)	12/13/2023	$12,017	$11,536,510
AI Aqua Merger Sub, Inc. 2017 Incremental Term Loan	4.322% (1 Mo. LIBOR + 3.25%	)	12/13/2023	14,860	14,265,576	(i)
Atkins Nutritionals Holdings II, Inc. 2017 Term Loan B	–	(j)	7/7/2024	2,824	2,788,383
Diamond (BC) B.V. USD Term Loan (Netherlands)(d)	3.174% (3 Mo. LIBOR + 3.00%) - 3.76%		9/6/2024	25,253	23,491,595
Isagenix International, LLC Term Loan	7.017% (3 Mo. LIBOR + 5.75%	)	6/14/2025	19,441	7,419,805
Recess Holdings, Inc. 2017 1st Lien Term Loan	5.20% (3 Mo. LIBOR + 3.75%	)	9/30/2024	6,862	5,660,905
Total					82,586,837

Diversified Media 3.01%
Ancestry.com Operations Inc. 2019 Extended Term Loan B	4.424% (1 Mo. LIBOR + 4.25%	)	8/27/2026	16,788	15,669,139
AP NMT Acquisition BV USD 2nd Lien Term Loan (Netherlands)(d)	10.437% (3 Mo. LIBOR + 9.00%	)	8/13/2022	35,175	34,647,558
AppLovin Corporation 2018 Term Loan B	3.674% (1 Mo. LIBOR + 3.50%	)	8/15/2025	10,479	10,234,639
AppLovin Corporation 2020 Incremental Term Loan B	4.263% (1 Mo. LIBOR + 4.00%	)	8/15/2025	7,276	7,148,995	(i)
Banijay Entertainment S.A.S USD Term Loan (France)(d)	–	(j)	3/4/2025	24,288	23,194,883	(i)
Buzz Merger Sub Ltd Term Loan B	2.924% (1 Mo. LIBOR + 2.75%	)	1/29/2027	12,954	12,597,429	(i)
Delta 2 (LUX) S.a.r.l. 2018 USD Term Loan (Luxembourg)(d)	3.50% (1 Mo. LIBOR + 2.50%	)	2/1/2024	22,332	21,243,462
Lions Gate Capital Holdings LLC 2018 Term Loan B	2.424% (1 Mo. LIBOR + 2.25%	)	3/24/2025	9,533	9,159,874
PUG LLC USD Term Loan	3.674% (1 Mo. LIBOR + 3.50%	)	2/12/2027	9,758	8,599,203
UFC Holdings, LLC 2019 Term Loan	4.25% (6 Mo. LIBOR + 3.25%	)	4/29/2026	17,621	16,959,774
William Morris Endeavor Entertainment, LLC 2018 1st Lien Term Loan	2.93% (1 Mo. LIBOR + 2.75%	)	5/18/2025	38,505	29,965,296
Total					189,420,252

Energy 2.82%
BCP Raptor II, LLC 1st Lien Term Loan	4.924% (1 Mo. LIBOR + 4.75%	)	11/3/2025	24,594	17,052,184
Brazos Delaware II, LLC Term Loan B	4.171% (1 Mo. LIBOR + 4.00%	)	5/21/2025	12,907	7,496,505

See Notes to Financial Statements.	107

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Energy (continued)
Buckeye Partners, L.P. 2019 Term Loan B	3.12% (1 Mo. LIBOR + 2.75%	)	11/1/2026	$4,787	$4,661,676
Citgo Petroleum Corporation New Term Loan B	5.50% (1 Mo. LIBOR + 4.50%	)	7/29/2021	5,262	5,225,896
Citgo Petroleum Corporation 2019 Term Loan B	6.00% (2 Mo. LIBOR + 5.00%	)	3/28/2024	4,610	4,425,962
Compass Power Generation LLC 2018 Term Loan B	4.50% (1 Mo. LIBOR + 3.50%	)	12/20/2024	10,829	10,314,380
Keane Group Holdings, LLC 2018 1st Lien Term Loan	3.688% (1 Mo. LIBOR + 3.50%	)	5/25/2025	31,998	23,838,363
Lower Cadence Holdings LLC Term Loan B	4.174% (1 Mo. LIBOR + 4.00%	)	5/22/2026	45,964	39,758,572
Medallion Midland Acquisition, LLC 1st Lien Term Loan	4.25% (1 Mo. LIBOR + 3.25%	)	10/30/2024	31,581	27,317,927
Navitas Midstream Midland Basin, LLC Term Loan B	5.50% (1 Mo. LIBOR + 4.50%	)	12/13/2024	23,182	19,342,512
Ulterra Drilling Technologies, LP Term Loan B	5.424% (1 Mo. LIBOR + 5.25%	)	11/26/2025	25,427	17,798,996	(i)
Total					177,232,973

Financial 4.20%
Acrisure, LLC 2020 Term Loan B	3.765% (3 Mo. LIBOR + 3.50%	)	2/15/2027	29,637	27,877,228
Advisor Group, Inc. 2019 Term Loan	5.174% (1 Mo. LIBOR + 5.00%	)	7/31/2026	34,399	32,191,444
Alliant Holdings Intermediate, LLC 2018 Term Loan B	2.924% (1 Mo. LIBOR + 2.75%	)	5/9/2025	23,767	22,789,465
AmWINS Group, Inc. 2017 Term Loan B	–	(j)	1/25/2024	7,762	7,655,519
Asurion LLC 2017 2nd Lien Term Loan	6.674% (1 Mo. LIBOR + 6.50%	)	8/4/2025	19,392	19,379,634
Asurion LLC 2018 Term Loan B6	3.174% (1 Mo. LIBOR +3.00%	)	11/3/2023	39,062	38,191,194
Blackstone CQP Holdco LP Term Loan B	4.616% (3 Mo. LIBOR + 3.50%	)	9/30/2024	9,312	8,946,812
Claros Mortgage Trust, Inc. Term Loan B	3.472% (1 Mo. LIBOR + 3.25%	)	8/9/2026	13,902	12,580,971	(i)
Hub International Limited 2018 Term Loan B	3.866% (3 Mo. LIBOR + 3.00%) - 4.02%		4/25/2025	32,070	30,987,726
NEXUS Buyer LLC Term Loan B	3.934% (1 Mo. LIBOR + 3.75%	)	11/9/2026	14,823	14,596,357
Trans Union, LLC 2019 Term Loan B5	1.924% (1 Mo. LIBOR + 1.75%	)	11/16/2026	8,347	8,113,682

108	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Financial (continued)
USI, Inc. 2019 Incremental Term Loan B	4.174% (1 Mo. LIBOR + 4.00%	)	12/2/2026	$4,846	$4,736,974
VFH Parent LLC 2019 Term Loan B	3.222% (1 Mo. LIBOR + 3.00%	)	3/1/2026	19,031	18,745,668
Victory Capital Holdings, Inc. 2020 Term Loan B	3.937% (3 Mo. LIBOR + 2.50%	)	7/1/2026	10,038	9,745,341
WMG Acquisition Corp. 2018 Term Loan F	–	(j)	11/1/2023	8,052	7,927,493
Total					264,465,508

Food & Drug 0.55%
GOBP Holdings, Inc. 2020 Term Loan B	3.744% (6 Mo. LIBOR + 2.75%	)	10/22/2025	12,484	12,327,876
United Natural Foods, Inc. Term Loan B	4.424% (1 Mo. LIBOR + 4.25%	)	10/22/2025	23,306	22,001,261
Total					34,329,137

Food/Tobacco 3.97%
1011778 B.C. Unlimited Liability Company Term Loan B4 (Canada)(d)	1.924% (1 Mo. LIBOR + 1.75%	)	11/19/2026	19,898	19,145,513
Aramark Services, Inc. 2018 Term Loan B3	1.924% (1 Mo. LIBOR + 1.75%	)	3/11/2025	10,714	10,260,202
Aramark Services, Inc. 2019 Term Loan B4	1.924% (1 Mo. LIBOR + 1.75%	)	1/15/2027	8,679	8,294,932
BellRing Brands, LLC 2019 Term Loan B	6.00% (1 Mo. LIBOR + 5.00%	)	10/21/2024	6,784	6,775,732
Chobani, LLC 2017 Term Loan B	4.50% (1 Mo. LIBOR + 3.50%	)	10/10/2023	21,474	20,972,763
Flynn Restaurant Group LP 1st Lien Term Loan	3.674% (1 Mo. LIBOR + 3.50%	)	6/27/2025	25,456	22,871,985
Flynn Restaurant Group LP 2nd Lien Term Loan	7.174% (1 Mo. LIBOR + 7.00%	)	6/29/2026	6,148	4,457,064
Froneri International Ltd. 2020 USD 2nd Lien Term Loan (United Kingdom)(d)	5.924% (1 Mo. LIBOR + 5.75%	)	1/31/2028	10,009	9,508,796
Froneri International Ltd. 2020 USD Term Loan (United Kingdom)(d)	2.424% (1 Mo. LIBOR + 2.25%	)	1/29/2027	17,503	16,755,608
GPS Hospitality Holding Company LLC Term Loan B	5.70% (3 Mo. LIBOR + 4.25%	)	12/6/2025	29,455	26,214,864	(i)
IRB Holding Corp 2020 Term Loan B	3.75% (1 Mo. LIBOR + 2.75%) - 3.954%		2/5/2025	30,550	28,864,533
JBS USA Lux S.A. 2019 Term Loan B (Luxembourg)(d)	3.072% (2 Mo. LIBOR + 2.00%	)	5/1/2026	6,473	6,283,146

See Notes to Financial Statements.	109

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Food/Tobacco (continued)
Miller’s Ale House, Inc. 2018 Term Loan	5.63% (3 Mo. LIBOR + 4.75%) - 7%		5/30/2025	$23,897	$15,025,457
NPC International, Inc. 2nd Lien Term Loan	8.50% (1 Mo. LIBOR + 7.50%	)	4/18/2025	9,531	250,189
Red Lobster Management LLC Term Loan B	6.25% (2 Mo. LIBOR + 5.25%	)	7/28/2021	32,476	26,630,692
Sigma Bidco B.V. 2018 USD Term Loan B2 (Netherlands)(d)	4.451% (3 Mo. LIBOR + 3.00%	)	7/2/2025	6,495	6,222,990
Sunshine Investments B.V. USD Term Loan B3 (Netherlands)(d)	3.674% (3 Mo. LIBOR + 3.25%	)	3/28/2025	1,941	1,869,160
US Foods, Inc. 2016 Term Loan B	1.924% (1 Mo. LIBOR + 1.75%	)	6/27/2023	20,879	19,777,407
Total					250,181,033

Forest Products 1.83%
Berry Global, Inc. 2019 Term Loan Y	2.222% (1 Mo. LIBOR + 2.00%	)	7/1/2026	28,313	27,741,886
Proampac PG Borrower LLC 2016 1st Lien Term Loan	4.50% (1 Mo. LIBOR + 3.50%) - 5.294%		11/20/2023	22,740	21,659,856	(i)
Reynolds Consumer Products, Inc Term Loan	1.924% (1 Mo. LIBOR + 1.75%	)	2/4/2027	10,972	10,796,416
Reynolds Group Holdings Inc. USD 2017 Term Loan	2.924% (1 Mo. LIBOR + 2.75%	)	2/5/2023	23,457	22,794,569
Spectrum Holdings III Corp. 1st Lien Term Loan	4.191% (3 Mo. LIBOR + 3.25%) - 4.7%		1/31/2025	19,673	17,538,838
Trident TPI Holdings, Inc. 2017 USD Term Loan B1	4.322% (3 Mo. LIBOR + 3.25%) - 4.7%		10/17/2024	15,553	14,824,186
Total					115,355,751

Gaming/Leisure 4.85%
Aimbridge Acquisition Co., Inc. 2019 Term Loan B	5.017% (3 Mo. LIBOR + 3.75%	)	2/2/2026	14,450	12,318,462	(i)
Alterra Mountain Company 2020 Term Loan B	–	(j)	8/1/2026	3,685	3,666,405	(i)
Alterra Mountain Company Term Loan B1	2.924% (1 Mo. LIBOR + 2.75%	)	7/31/2024	16,707	15,809,200
Caesars Entertainment Operating Company Exit Term Loan	2.174% (1 Mo. LIBOR + 2.00%	)	10/7/2024	1,935	1,889,130
Caesars Resort Collection, LLC 2017 1st Lien Term Loan B	2.924% (1 Mo. LIBOR + 2.75%	)	12/23/2024	39,185	35,618,798
Equinox Holdings, Inc. 2017 1st Lien Term Loan	4.072% (6 Mo. LIBOR + 3.00%	)	3/8/2024	16,705	12,603,086

110	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Gaming/Leisure (continued)
Equinox Holdings, Inc. 2017 2nd Lien Term Loan	8.072% (6 Mo. LIBOR + 7.00%	)	9/6/2024	$7,044	$4,511,392
Gateway Casinos & Entertainment Limited 2018 Term Loan B (Canada)(d)	4.45% (3 Mo. LIBOR + 3.00%	)	3/13/2025	18,623	14,157,735
Golden Entertainment, Inc. 2017 1st Lien Term Loan	3.75% (1 Mo. LIBOR + 3.00%	)	10/21/2024	24,218	21,069,957	(i)
Hilton Worldwide Finance, LLC 2019 Term Loan B2	1.918% (1 Mo. LIBOR + 1.75%	)	6/22/2026	10,840	10,374,659
Life Time Fitness Inc 2017 Term Loan B	3.113% (3 Mo. LIBOR + 2.75%	)	6/10/2022	22,649	20,242,515
Live Nation Entertainment, Inc. Term Loan B4	1.938% (1 Mo. LIBOR + 1.75%	)	10/17/2026	7,280	6,864,613
Montreign Resort Casino Bridge Term Loan	2.424% (1 Mo. LIBOR + 2.25%	)	3/22/2021	4,222	3,842,278
Motion Finco Sarl Delayed Draw Term Loan B2 (Luxembourg)(d)	–	(j)	11/4/2026	1,689	1,566,808
Motion Finco Sarl USD Term Loan B1 (Luxembourg)(d)	–	(j)	11/13/2026	12,853	11,921,361
Penn National Gaming, Inc. Facility 2018 1st Lien Term Loan B	–	(j)	10/15/2025	3,174	3,001,376
Penn National Gaming, Inc. Facility Refinancing Term Loan A	–	(j)	10/19/2023	654	622,203
Playa Resorts Holding B.V. 2017 Term Loan B (Netherlands)(d)	3.75% (1 Mo. LIBOR + 2.75%	)	4/29/2024	13,945	11,837,071
Playtika Holding Corp Term Loan B	7.072% (6 Mo. LIBOR + 6.00%	)	12/10/2024	34,429	34,509,104
Scientific Games International, Inc. 2018 Term Loan B5	2.924% (1 Mo. LIBOR + 2.75%) - 3.612%		8/14/2024	34,207	30,786,229
Spectacle Gary Holdings LLC Delayed Draw Term Loan	11.00% (3 Mo. LIBOR + 11.00%	)	12/23/2025	722	653,751	(i)
Spectacle Gary Holdings LLC Term Loan B	11.00% (3 Mo. LIBOR + 9.00%	)	12/23/2025	9,969	9,021,766	(i)
Stars Group Holdings B.V. (The) 2018 USD Incremental Term Loan (Netherlands)(d)	4.95% (3 Mo. LIBOR + 3.50%	)	7/10/2025	10,644	10,537,261
Station Casinos LLC 2020 Term Loan B	2.50% (1 Mo. LIBOR + 2.25%	)	2/8/2027	13,997	13,246,927
United PF Holdings, LLC 2019 1st Lien Delayed Draw Term Loan	4.00%		12/30/2026	1,947	1,621,089
United PF Holdings, LLC 2019 1st Lien Term Loan	5.45% (3 Mo. LIBOR + 4.00%	)	12/30/2026	15,728	13,093,418
Total					305,386,594

See Notes to Financial Statements.	111

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2020

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Healthcare 11.23%
Acadia Healthcare Company, Inc. 2018 Term Loan B4	2.674% (1 Mo. LIBOR + 2.50%	)	2/16/2023	$13,249	$12,961,971
Agiliti Health, Inc. Initial Term Loan	–	(j)	1/4/2026	5,822	5,676,464	(i)
AHP Health Partners, Inc. 2018 Term Loan	5.50% (1 Mo. LIBOR + 4.50%	)	6/30/2025	10,862	10,472,912
Amneal Pharmaceuticals LLC 2018 Term Loan B	3.688% (1 Mo. LIBOR + 3.50%	)	5/4/2025	19,582	18,079,305
Athenahealth, Inc. 2019 Term Loan B	5.284% (1 Mo. LIBOR + 4.50%	)	2/11/2026	39,911	38,613,546	(i)
Bausch Health Companies Inc. 2018 Term Loan B (Canada)(d)	3.171% (1 Mo. LIBOR + 3.00%	)	6/2/2025	4,614	4,533,595
Bausch Health Companies Inc. Term Loan B (Canada)(d)	2.921% (1 Mo. LIBOR + 2.75%	)	11/27/2025	29,779	29,153,326
Change Healthcare Holdings LLC 2017 Term Loan B	3.50% (3 Mo. LIBOR + 2.50%	)	3/1/2024	33,918	33,107,897
Da Vinci Purchaser Corp. 2019 Term Loan	5.238% (6 Mo. LIBOR + 4.00%	)	1/8/2027	15,779	15,413,818
DaVita, Inc. 2020 Term Loan B	1.924% (1 Mo. LIBOR + 1.75%	)	8/12/2026	1,925	1,884,930
Elanco Animal Health Incorporated Term Loan B	–	(j)	2/4/2027	26,399	25,606,916
eResearchTechnology, Inc. 2020 1st Lien Term Loan	5.50% (1 Mo. LIBOR + 4.50%	)	2/4/2027	11,821	11,577,580
EyeCare Partners, LLC 2020 Delayed Draw Term Loan	0.50%		2/18/2027	4,290	3,967,904
EyeCare Partners, LLC 2020 Term Loan	4.822% (3 Mo. LIBOR + 3.75%	)	2/5/2027	18,384	17,005,301
Gentiva Health Services, Inc. 2020 Term Loan	3.438% (1 Mo. LIBOR + 3.25%	)	7/2/2025	23,769	23,174,627	(i)
Global Medical Response, Inc. 2018 Term Loan B1	4.25% (3 Mo. LIBOR + 3.25%	)	4/28/2022	31,853	31,036,491
Grifols Worldwide Operations USA, Inc. USD 2019 Term Loan B	2.095% (1 Wk. LIBOR + 2.00%	)	11/15/2027	4,847	4,745,206
Heartland Dental, LLC 2018 1st Lien Term Loan	3.674% (1 Mo. LIBOR + 3.50%	)	4/30/2025	21,782	19,295,385
IQVIA Inc. 2017 USD Term Loan B2	–	(j)	1/17/2025	8,707	8,501,754
Kindred Healthcare LLC 2018 1st Lien Term Loan	5.188% (1 Mo. LIBOR + 5.00%	)	7/2/2025	22,561	21,536,370
MED ParentCo LP 1st Lien Delayed Draw Term Loan	4.25% (1 Mo. LIBOR + 4.25%) - 4.613%		8/31/2026	6,660	6,030,407
MED ParentCo LP 1st Lien Term Loan	4.424% (3 Mo. LIBOR + 4.25%) - 4.613%		8/31/2026	26,601	24,084,500

112	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2020

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Healthcare (continued)
MPH Acquisition Holdings LLC 2016 Term Loan B	4.20% (3 Mo. LIBOR + 2.75%	)	6/7/2023	$23,120	$22,269,402
National Mentor Holdings, Inc. 2019 Term Loan B	4.43% (3 Mo. LIBOR + 4.25%) - 5.71%		3/9/2026	26,730	26,021,952
National Mentor Holdings, Inc. 2019 Term Loan C	5.71% (1 Mo. LIBOR + 4.25%	)	3/9/2026	1,134	1,103,656
Navicure, Inc. 2019 Term Loan B	4.174% (1 Mo. LIBOR + 4.00%	)	10/22/2026	19,314	18,782,569	(i)
Parexel International Corporation Term Loan B	2.924% (1 Mo. LIBOR + 2.75%	)	9/27/2024	11,964	11,372,453
Pearl Intermediate Parent LLC 2018 1st Lien Term Loan	–	(j)	2/14/2025	11,741	11,065,848
RegionalCare Hospital Partners Holdings, Inc. 2018 Term Loan B	3.924% (1 Mo. LIBOR + 3.75%	)	11/17/2025	37,077	35,613,688
RPI Intermediate Finance Trust 2020 Term Loan B1	–	(j)	2/11/2027	3,729	3,661,422
Select Medical Corp. 2017 Term Loan B	2.67% (1 Mo. LIBOR + 2.50%	)	3/6/2025	19,118	18,544,477
Sunshine Luxembourg VII SARL USD Term Loan B1 (Luxembourg)(d)	5.322% (6 Mo. LIBOR + 4.25%	)	10/1/2026	25,181	24,237,290
Surgery Center Holdings, Inc. 2017 Term Loan B	4.25% (1 Mo. LIBOR + 3.25%	)	9/3/2024	21,256	19,542,098
Surgery Center Holdings, Inc. 2020 Term Loan B	9.00% (1 Mo. LIBOR + 8.00%	)	9/3/2024	1,455	1,477,241
U.S. Renal Care, Inc. 2019 Term Loan B	5.188% (1 Mo. LIBOR + 5.00%	)	6/26/2026	27,732	26,521,384
Verscend Holding Corp. 2018 Term Loan B	4.674% (1 Mo. LIBOR + 4.50%	)	8/27/2025	29,121	28,247,149
Wellpath Holdings, Inc. 2018 1st Lien Term Loan	5.674% (3 Mo. LIBOR + 5.50%) - 6.572%		10/1/2025	28,565	25,220,153
Wink Holdco, Inc 1st Lien Term Loan B	4.45% (3 Mo. LIBOR + 3.00%	)	12/2/2024	4,940	4,752,283
WP CityMD Bidco LLC 2019 Term Loan B	5.572% (6 Mo. LIBOR + 4.50%) - 5.95%		8/13/2026	20,287	19,949,227
Zelis Healthcare Corporation Term Loan B	4.924% (1 Mo. LIBOR + 4.75%	)	9/30/2026	22,939	22,420,722
Zotec Partners, LLC 2020 Term Loan B	4.822% (6 Mo. LIBOR + 3.75%	)	2/14/2024	19,856	19,458,979	(i)
Total					706,722,198

Housing 1.92%
Core & Main LP 2017 Term Loan B	3.75% (6 Mo. LIBOR + 2.75%) - 4.33%		8/1/2024	8,715	8,391,643

See Notes to Financial Statements.	113

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2020

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Housing (continued)
CPG International Inc. 2017 Term Loan	5.933% (3 Mo. LIBOR + 3.75%	)	5/5/2024	$16,798	$16,255,187
GYP Holdings III Corp. 2018 Term Loan B	2.924% (1 Mo. LIBOR + 2.75%	)	6/1/2025	29,548	28,270,955
MI Windows and Doors, LLC Term Loan B	6.50% (3 Mo. LIBOR + 5.50%	)	11/6/2026	13,119	12,462,602	(i)
NCI Building Systems, Inc. 2018 Term Loan	3.948% (1 Mo. LIBOR + 3.75%	)	4/12/2025	25,923	24,723,715
Quikrete Holdings, Inc. 2016 1st Lien Term Loan	2.674% (1 Mo. LIBOR + 2.50%	)	2/1/2027	16,207	15,471,092
Summit Materials, LLC 2017 Term Loan B	–	(j)	11/21/2024	15,662	15,106,014
Total					120,681,208

Information Technology 11.84%
Almonde, Inc. USD 1st Lien Term Loan	4.50% (6 Mo. LIBOR + 3.50%	)	6/13/2024	34,600	31,515,140
Applied Systems, Inc. 2017 1st Lien Term Loan	–	(j)	9/19/2024	7,758	7,557,097
Banff Merger Sub Inc 2018 USD Term Loan B	4.424% (1 Mo. LIBOR + 4.25%	)	10/2/2025	11,783	11,167,756
Barracuda Networks, Inc. 1st Lien Term Loan	4.517% (3 Mo. LIBOR + 3.25%	)	2/12/2025	9,134	8,882,870
Cornerstone OnDemand, Inc. Term Loan B	5.348% (2 Mo. LIBOR + 4.25%	)	4/22/2027	14,335	14,167,970
Datto, Inc. 2019 Term Loan B	4.424% (1 Mo. LIBOR + 4.25%	)	4/2/2026	12,679	12,235,029
EIG Investors Corp. 2018 1st Lien Term Loan	4.75% (3 Mo. LIBOR + 3.75%) - 5.072%		2/9/2023	17,925	17,477,289
Ellie Mae, Inc. Term Loan	5.20% (3 Mo. LIBOR + 3.75%	)	4/17/2026	14,710	14,133,602
Epicor Software Corp. 1st Lien Term Loan	–	(j)	6/1/2022	12,876	12,612,724
Eta Australia Holdings III Pty Ltd Term Loan (Australia)(d)	4.174% (1 Mo. LIBOR + 4.00%	)	5/6/2026	12,728	12,218,987
Greeneden U.S. Holdings II, LLC 2018 USD Term Loan B	–	(j)	12/1/2023	8,001	7,794,780
Hyland Software, Inc. 2018 1st Lien Term Loan	–	(j)	7/1/2024	2,912	2,841,530
Imperva, Inc. 1st Lien Term Loan	5.00% (3 Mo. LIBOR + 4.00%	)	1/12/2026	30,654	28,686,769
Informatica LLC 2020 USD 2nd Lien Term Loan	7.125%		2/25/2025	8,739	8,695,477
Informatica LLC 2020 USD Term Loan B	3.424% (1 Mo. LIBOR + 3.25%	)	2/25/2027	11,459	10,972,367
ION Trading Technologies S.a.r.l. USD Incremental Term Loan B (Luxembourg)(d)	5.072% (3 Mo. LIBOR + 4.00%	)	11/21/2024	30,679	29,260,434

114	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2020

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Information Technology (continued)
Kronos Inc. 1st Lien Incremental Term Loan	3.33% (3 Mo. LIBOR + 3.00%	)	11/1/2023	$13,585	$13,388,637
MA FinanceCo., LLC 2020 USD Term Loan B	–	(j)	5/29/2025	3,399	3,356,244
MA FinanceCo., LLC USD Term Loan B3	2.674% (1 Mo. LIBOR + 2.50%	)	6/21/2024	6,105	5,820,294
McAfee, LLC 2018 USD Term Loan B	3.924% (1 Mo. LIBOR + 3.75%	)	9/30/2024	29,923	29,548,509
NASCAR Holdings, Inc Term Loan B	2.918% (1 Mo. LIBOR + 2.75%	)	10/19/2026	13,119	12,845,626
ON Semiconductor Corporation 2019 Term Loan B	2.174% (1 Mo. LIBOR + 2.00%	)	9/19/2026	16,285	15,888,487
Perforce Software, Inc. 2020 Term Loan B	3.924% (1 Mo. LIBOR + 3.75%	)	7/1/2026	20,543	19,143,368
Project Alpha Intermediate Holding, Inc. 2017 Term Loan B	5.38% (3 Mo. LIBOR + 3.50%	)	4/26/2024	12,462	11,932,225
Project Angel Holdings LLC 2018 1st Lien Term Loan	5.072% (1 Mo. LIBOR + 4.00%	)	5/30/2025	15,747	14,408,609
Project Boost Purchaser, LLC 2019 Term Loan B	3.674% (1 Mo. LIBOR + 3.50%	)	6/1/2026	14,387	13,554,128
Quest Software US Holdings Inc. 2018 1st Lien Term Loan	5.01% (3 Mo. LIBOR + 4.25%	)	5/16/2025	8,366	8,017,673
Rackspace Hosting, Inc. 2017 Incremental 1st Lien Term Loan	4.00% (3 Mo. LIBOR + 3.00%	)	11/3/2023	16,582	16,190,371
Renaissance Holding Corp. 2018 1st Lien Term Loan	4.01% (3 Mo. LIBOR + 3.25%	)	5/30/2025	26,302	25,026,125
Rocket Software, Inc. 2018 Term Loan	–	(j)	11/28/2025	1,941	1,838,786
Science Applications International Corporation 2018 Term Loan B	2.279% (1 Mo. LIBOR + 1.88%	)	10/31/2025	23,542	22,909,781
Science Applications International Corporation 2020 Incremental Term Loan B	2.424% (1 Mo. LIBOR + 2.25%	)	3/12/2027	11,539	11,307,917
Seattle SpinCo, Inc. USD Term Loan B3	2.674% (1 Mo. LIBOR + 2.50%	)	6/21/2024	41,315	39,387,068
Severin Acquisition, LLC 2018 Term Loan B	3.497% (1 Mo. LIBOR + 3.25%	)	8/1/2025	19,147	18,333,047
Solera, LLC USD Term Loan B	–	(j)	3/3/2023	10,874	10,474,955
Sophia, L.P. 2017 Term Loan B	4.70% (3 Mo. LIBOR + 3.25%	)	9/30/2022	13,564	13,321,293
SS&C Technologies Holdings Europe S.A.R.L. 2018 Term Loan B4 (Luxembourg)(d)	1.924% (1 Mo. LIBOR + 1.75%	)	4/16/2025	14,884	14,471,128

See Notes to Financial Statements.	115

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2020

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Information Technology (continued)
SS&C Technologies Inc. 2018 Term Loan B3	1.924% (1 Mo. LIBOR + 1.75%	)	4/16/2025	$21,655	$21,053,883
SS&C Technologies Inc. 2018 Term Loan B5	1.924% (1 Mo. LIBOR + 1.75%	)	4/16/2025	9,533	9,270,232
Surf Holdings, LLC USD Term Loan	4.814% (3 Mo. LIBOR + 3.50%	)	3/5/2027	19,426	18,660,991
Tibco Software Inc. 2020 2nd Lien Term Loan	7.43% (1 Mo. LIBOR + 7.25%	)	3/3/2028	942	915,739
Tibco Software Inc. 2020 Term Loan B	3.93% (1 Mo. LIBOR + 3.75%	)	6/30/2026	24,201	23,384,408
TriTech Software Systems 2018 Term Loan B	5.20% (3 Mo. LIBOR + 3.75%	)	8/29/2025	16,468	14,841,662
Uber Technologies, Inc. 2018 Incremental Term Loan	3.674% (3 Mo. LIBOR + 3.50%	)	7/13/2023	17,509	17,065,502
Ultimate Software Group Inc. (The) Term Loan B	3.924% (1 Mo. LIBOR + 3.75%	)	5/4/2026	13,757	13,361,711
Veritas Bermuda Ltd. USD Repriced Term Loan B	5.95% (3 Mo. LIBOR + 4.50%	)	1/27/2023	17,389	16,277,466
Vertafore, Inc. 2018 1st Lien Term Loan	3.424% (1 Mo. LIBOR + 3.25%	)	7/2/2025	6,147	5,846,863
Vertafore, Inc. 2018 2nd Lien Term Loan	7.424% (1 Mo. LIBOR + 7.25%	)	7/2/2026	17,279	17,244,697
Vertiv Group Corporation Term Loan B	3.33% (1 Mo. LIBOR + 3.00%	)	3/2/2027	18,902	18,192,800	(i)
VS Buyer, LLC Term Loan B	3.42% (1 Mo. LIBOR + 3.25%	)	2/28/2027	9,705	9,486,909	(i)
Web.com Group, Inc. 2018 Term Loan B	4.945% (3 Mo. LIBOR + 3.75%	)	10/10/2025	8,930	8,424,387
Total					745,411,342

Land Transportation 0.66%
Gruden Acquisition, Inc. 2017 Term Loan	6.95% (3 Mo. LIBOR + 5.50%	)	8/18/2022	22,282	20,276,285
Gruden Acquisition, Inc. 2nd Lien Term Loan	9.95% (3 Mo. LIBOR + 8.50%	)	8/18/2023	24,245	21,416,336
Total					41,692,621

Manufacturing 3.18%
AI Aqua Merger Sub, Inc. 2019 Incremental Term Loan B	5.322% (1 Mo. LIBOR + 4.25%	)	12/13/2023	4,739	4,573,316	(i)
Airxcel, Inc. 2018 1st Lien Term Loan	4.674% (1 Mo. LIBOR + 4.50%	)	4/28/2025	13,741	11,353,462

116	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2020

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Manufacturing (continued)
Brand Energy & Infrastructure Services, Inc. 2017 Term Loan	5.293% (3 Mo. LIBOR + 4.25%) - 5.70%		6/21/2024	$30,162	$27,438,223
CPI Holdco, LLC 2019 Term Loan	5.70% (3 Mo. LIBOR + 4.25)		11/4/2026	5,025	4,899,260
Deliver Buyer, Inc. Term Loan B	6.45% (3 Mo. LIBOR + 5.00%	)	5/1/2024	22,075	20,971,705
Forterra Finance, LLC 2017 Term Loan B	4.00% (1 Mo. LIBOR + 3.00%	)	10/25/2023	24,612	22,314,791
Pro Mach Group, Inc. 2018 Term Loan B	2.918% (1 Mo. LIBOR + 2.75%	)	3/7/2025	11,457	10,666,798
Sabre Industries, Inc. 2019 Term Loan B	4.494% (6 Mo. LIBOR + 4.25%	)	4/15/2026	14,222	13,931,355
Safe Fleet Holdings LLC 2018 2nd Lien Term Loan	7.75% (3 Mo. LIBOR + 6.75%	)	2/2/2026	4,675	3,845,188
Tecomet Inc. 2017 Repriced Term Loan	4.675% (Prime Rate + 3.25%) - 5.5%		5/1/2024	20,570	19,335,399
UTEX Industries Inc. 1st Lien Term loan 2014	5.311% (1 Mo. LIBOR + 4.00%	)	5/22/2021	32,193	8,343,241
UTEX Industries Inc. 2nd Lien Term Loan 2014	8.561% (1 Mo. LIBOR + 7.25%	)	5/22/2022	22,936	2,580,300
Vectra Co. 1st Lien Term Loan	3.424% (1 Mo. LIBOR + 3.25%	)	3/8/2025	18,951	17,775,631
Yak Access, LLC 2018 1st Lien Term Loan B	6.45% (3 Mo. LIBOR + 5.00%	)	7/11/2025	38,204	32,043,815
Total					200,072,484

Media/Telecommunications 1.13%
Altice Financing SA USD 2017 1st Lien Term Loan	–	(j)	1/31/2026	13,918	13,199,022
Diamond Sports Group, LLC Term Loan	3.42% (1 Mo. LIBOR + 3.25%	)	8/24/2026	29,291	25,410,031
Nexstar Broadcasting, Inc. 2019 Term Loan B4	3.12% (1 Mo. LIBOR + 2.75%	)	9/18/2026	33,750	32,645,255
Total					71,254,308

Metals/Minerals 0.37%
GrafTech Finance, Inc. 2018 Term Loan B	4.50% (1 Mo. LIBOR + 3.50%	)	2/12/2025	24,184	23,216,238	(i)

Oil Field Equipment & Services 0.08%
Apergy Corporation	–	(j)	5/28/2027	4,855	4,794,635

See Notes to Financial Statements.	117

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2020

				Principal
	Interest		Maturity	Amount		Fair
Investments	Rate		Date	(000)		Value
Retail 2.84%
Amer Sports Oyj EUR Term Loan B(e)	4.50% (3 Mo. EURIBOR + 4.50%	)	3/30/2026	EUR	29,671	$28,634,411
Anastasia Parent, LLC 2018 Term Loan B	5.20% (3 Mo. LIBOR + 3.75%	)	8/11/2025		$24,252	8,432,540
Bass Pro Group, LLC Term Loan B	6.072% (1 Mo. LIBOR + 5.00%	)	9/25/2024		13,834	13,056,050
BDF Acquisition Corp.1st Lien Term Loan	6.25% (2 Mo. LIBOR + 5.25%	)	8/14/2023		23,743	17,213,832	(i)
Burlington Coat Factory Warehouse Corp. Term Loan B5	–	(j)	11/17/2024		762	729,151
Chinos Intermediate Holdings A, Inc. DIP Term Loan	9.00% (3 Mo. LIBOR + 8.00%	)	5/4/2021		918	1,239,864
Coty Inc. 2018 USD Term Loan B	2.472% (1 Mo. LIBOR + 2.25%	)	4/7/2025		28,498	25,469,907
Harbor Freight Tools USA, Inc. 2018 Term Loan B	3.25% (1 Mo. LIBOR + 2.50%	)	8/18/2023		19,934	19,130,742
J. Crew Group, Inc. Consenting Term Loan	4.22% (3 Mo. LIBOR + 3.22%) - 4.595%		3/5/2021		29,154	13,748,060
Leslies Poolmart, Inc. 2016 Term Loan	3.674%		8/16/2023		14,668	14,016,865
Men’s Wearhouse, Inc. (The) 2018 Term Loan B2	4.25% (3 Mo. LIBOR + 3.25%) - 4.683%		4/9/2025		13,097	3,547,144
PetSmart, Inc. Consenting Term Loan	5.00% (6 Mo. LIBOR + 4.00%	)	3/11/2022		25,431	25,047,729
Sally Holdings, LLC Term Loan B1	2.43% (1 Mo. LIBOR + 2.25%	)	7/5/2024		3,884	3,709,145	(i)
TOMS Shoes, LLC 2019 Takeback Term Loan	0.50% (1 Mo. LIBOR + 5.00%) - 6.11%		12/31/2025		7,527	4,854,696	(i)
Total						178,830,136

Service 4.72%
Allied Universal Holdco LLC 2019 Term Loan B	4.424% (1 Mo. LIBOR + 4.25%	)	7/10/2026		17,324	16,850,924
AVSC Holding Corp. 2018 1st Lien Term Loan	4.25% (6 Mo. LIBOR + 3.25%) - 4.7%		3/3/2025		22,424	15,948,932
AVSC Holding Corp. 2018 2nd Lien Term Loan	8.25% (3 Mo. LIBOR + 7.25%	)	9/1/2025		5,525	3,453,243
EagleView Technology Corporation 2018 Add On Term Loan B	3.863% (3 Mo. LIBOR + 3.50%	)	8/14/2025		22,269	20,435,471
Emerald TopCo Inc Term Loan	3.674% (3 Mo. LIBOR + 3.50%) - 4.26%		7/24/2026		14,981	14,471,827
Garda World Security Corporation 2019 1st Lien Term Loan B (Canada)(d)	4.93% (3 Mo. LIBOR + 4.75%	)	10/30/2026		9,463	9,263,979

118	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2020

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Service (continued)
Guidehouse LLP 2018 Term Loan	4.674% (1 Mo. LIBOR + 4.50%	)	5/1/2025	$28,122	$27,207,720	(i)
KUEHG Corp. 2018 Incremental Term Loan	5.20% (3 Mo. LIBOR + 3.75%	)	2/21/2025	30,705	26,775,020
Learning Care Group, Inc. 2018 1st Lien Term Loan	4.25% (3 Mo. LIBOR + 3.25%	)	3/13/2025	16,682	14,189,775
MHI Holdings, LLC Term Loan B	5.174% (1 Mo. LIBOR + 5.00%	)	9/21/2026	20,672	19,121,791
North American Lifting Holdings, Inc. 1st Lien Term Loan	5.95% (3 Mo. LIBOR + 4.50%	)	11/27/2020	20,033	14,452,539
North American Lifting Holdings, Inc. 2nd Lien Term Loan	–	(j)	11/26/2021	3,520	633,621
Sedgwick Claims Management Services, Inc. 2018 Term Loan B	3.424% (1 Mo. LIBOR + 3.25%	)	12/31/2025	19,267	18,240,672
Sedgwick Claims Management Services, Inc 2020 Term Loan B3.	3.42% (1 Mo. LIBOR + 3.25%	)	12/31/2025	971	951,543
SSH Group Holdings, Inc. 2018 1st Lien Term Loan	5.70% (3 Mo. LIBOR + 4.25%	)	7/30/2025	23,794	21,652,737
Stericycle Inc 2017 Term Loan	1.985% (3 Mo. LIBOR + 1.63%	)	11/17/2022	6,700	6,365,040	(i)
Stericycle Inc. Incremental Term Loan	–	(j)	11/17/2022	17,869	16,975,736	(i)
TKC Holdings, Inc. 2017 1st Lien Term Loan	4.75% (2 Mo. LIBOR + 3.75%	)	2/1/2023	20	18,388
United PF Holdings, LLC 2019 2nd Lien Term Loan	9.95% (3 Mo. LIBOR + 8.50%	)	12/30/2027	4,000	3,100,000	(i)
USIC Holdings, Inc. 2017 Term Loan B	4.25% (1 Mo. LIBOR + 3.25%	)	12/8/2023	18,909	18,105,369
Weight Watchers International, Inc. 2017 Term Loan B	5.50% (1 Mo. LIBOR + 4.75%	)	11/29/2024	29,275	28,689,932
Total					296,904,259

Shipping 0.35%
Kestrel Bidco Inc. Term Loan B (Canada)(d)	4.00% (6 Mo. LIBOR + 3.00%	)	12/11/2026	29,275	21,828,232

Telecommunications 3.01%
Altice Financing SA 2017 USD Term Loan B (Luxembourg)(d)	2.934% (1 Mo. LIBOR + 2.75%	)	7/15/2025	26,512	25,182,712
Altice France S.A. 2018 Term Loan B13 (France)(d)	4.184% (1 Mo. LIBOR + 4.00%	)	8/14/2026	23,491	22,646,460
Altice France S.A. USD Term Loan B12 (France)(d)	3.871% (1 Mo. LIBOR + 3.69%	)	1/31/2026	3,680	3,532,565

See Notes to Financial Statements.	119

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2020

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Telecommunications (continued)
CenturyLink, Inc. 2020 Term Loan A	2.174% (1 Mo. LIBOR + 2.00%	)	1/31/2025	$7,823	$7,583,916
CenturyLink, Inc. 2020 Term Loan B	2.424% (1 Mo. LIBOR +2.25%	)	3/15/2027	47,466	45,723,297
Connect Finco Sarl Term Loan B (Luxembourg)(d)	5.50% (1 Mo. LIBOR + 4.50%	)	12/11/2026	8,586	8,070,648
Consolidated Communications, Inc. 2016 Term Loan B	4.00% (1 Mo. LIBOR + 3.00%	)	10/4/2023	34,669	33,369,139
Windstream Services, LLC Repriced Term Loan B6	8.25% (Prime Rate + 5.00%	)	3/29/2021	27,553	16,635,228
Zayo Group Holdings, Inc. USD Term Loan	3.174% (1 Mo. LIBOR + 3.00%	)	3/9/2027	27,501	26,544,170
Total					189,288,135

Telecommunications: Wireless 0.27%
Xplornet Communications, Inc. 2020 Term Loan B	–	(j)	5/29/2027	18,034	17,312,702

Utility 1.96%
Brookfield WEC Holdings Inc. 2020 Term Loan	3.75% (1 Mo. LIBOR + 3.00%	)	8/1/2025	32,571	31,930,045
Calpine Construction Finance Company, L.P. 2017 Term Loan B	2.174% (1 Mo. LIBOR + 2.00%	)	1/15/2025	5,217	5,096,276
Calpine Corporation 2019 Term Loan B10	2.174% (1 Mo. LIBOR + 2.00%	)	8/12/2026	15,357	14,971,547
EFS Cogen Holdings I LLC 2016 Term Loan B	4.25% (1 Mo. LIBOR + 3.25%) - 4.71%		6/28/2023	9,670	9,326,680
Frontera Generation Holdings LLC 2018 Term Loan B	5.385% (1 Mo. LIBOR + 4.25%	)	5/2/2025	30,834	19,517,646
Helix Gen Funding, LLC Term Loan B	4.75% (1 Mo. LIBOR + 3.75%	)	6/3/2024	35,245	34,190,510
Pike Corporation 2019 Term Loan B	4.25% (1 Mo. LIBOR + 3.25%	)	7/24/2026	8,605	8,468,462
Total					123,501,166

Wireless Communications 0.35%
SBA Senior Finance II LLC 2018 Term Loan B	1.93% (1 Mo. LIBOR + 1.75%	)	4/11/2025	9,670	9,439,292
T-Mobile USA, Inc. 2020 Term Loan	3.174% (1 Mo. LIBOR + 3.00%	)	4/1/2027	12,459	12,474,126
Total					21,913,418
Total Floating Rate Loans (cost $5,357,351,410)					4,939,544,427

120	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2020

	Dividend	Shares	Fair
Investments	Rate	(000)	Value
PREFERRED STOCKS 0.32%

Shipping
ACBL Holdings Corp.	Zero Coupon	354	$8,856,750	(b)
ACBL Holdings Corp.	Zero Coupon	445	11,118,825	(b)
Total Preferred Stocks (cost $19,975,575)			19,975,575
Total Long-Term Investments (cost $6,466,618,429)			6,011,934,759

		Principal
		Amount
		(000)
SHORT-TERM INVESTMENT 4.05%

REPURCHASE AGREEMENT
Repurchase Agreement dated 5/29/2020, 0.00% due 6/1/2020 with Fixed Income Clearing Corp. collateralized by $99,360,000 of U.S. Treasury Note at 2.50% due 3/31/2023 and $144,150,000 Treasury Inflation at 0.625% 4/15/2023; value: $259,865,464; proceeds: $254,768,956 (cost $254,768,956)		$254,769	254,768,956
Total Investments in Securities 99.55% (cost $6,721,387,385)			6,266,703,715
Less Unfunded Loan Commitments (0.19%) (cost $12,795,675)			(11,889,694)
Net Investments 99.36% (cost $6,708,591,710)			6,254,814,021
Foreign Cash and Other Assets in Excess Liabilities(k) 0.64%			39,995,808
Net Assets 100.00%			$6,294,809,829

CAD	Canadian dollar.
EUR	Euro.
GBP	British pound.
CMT	Constant Maturity Rate.
EURIBOR	Euro Interbank Offered Rate.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
Prime Rate	An index for lending largely determined by the federal funds rate.
SOFR	Secured Over Night Financing Rate.
Units	More than one class of securities traded together.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At May 31, 2020, the total value of Rule 144A securities was $782,611,891, which represents 12.43% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2020.
*	Non-income producing security.
(a)	Level 3 Investment as described in Note 2(t) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Level 3 Investment as described in Note 2(t) in the Notes to Financials. Security fair valued by the Pricing Committee.
(c)	Amount is less than 1,000 shares.
(d)	Foreign security traded in U.S. dollars.
(e)	Investment in non-U.S. dollar denominated securities.

See Notes to Financial Statements.	121

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2020

(f)	Security is perpetual in nature and has no stated maturity.
(g)	Securities purchased on a when-issued basis (See Note 2(i)).
(h)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2020.
(i)	Level 3 Investment as described in Note 2(t) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(j)	Interest rate to be determined.
(k)	Foreign Cash and Other Assets in Excess Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Centrally Cleared Interest Rate Swap Contracts at May 31, 2020:

	Periodic	Periodic
	Payments	Payments
	to be Made	to be Received
Central	By The Fund	By The Fund	Termination	Notional	Notional	Unrealized
Clearingparty*	(Quarterly)	(Quarterly)	Date	Amount	Value	Depreciation
Credit Suisse	.6108%	3-Month USD LIBOR Index	2/15/2028	$8,594,000	$8,649,729	$(55,729)
Credit Suisse	.4510%	3-Month USD LIBOR Index	5/15/2023	20,744,000	20,868,197	(124,197)
Credit Suisse	.5631%	3-Month USD LIBOR Index	8/15/2026	8,800,000	8,853,842	(53,842)
Credit Suisse	.6060%	3-Month USD LIBOR Index	12/15/2027	12,391,000	12,424,848	(33,848)
Credit Suisse	.5498%	3-Month USD LIBOR Index	5/15/2026	10,551,000	10,635,362	(84,362)
Credit Suisse	.4578%	3-Month USD LIBOR Index	8/1/2022	8,900,000	8,926,294	(26,294)
Credit Suisse	.6465%	3-Month USD LIBOR Index	4/15/2029	18,426,000	18,509,263	(83,263)
Credit Suisse	.6764%	3-Month USD LIBOR Index	9/15/2029	11,566,000	11,604,131	(38,131)
Credit Suisse	.6353%	3-Month USD LIBOR Index	2/15/2021	8,233,000	8,251,501	(18,501)
Credit Suisse	.5110%	3-Month USD LIBOR Index	4/15/2025	6,838,000	6,888,660	(50,660)
Credit Suisse	.5105%	3-Month USD LIBOR Index	5/1/2025	16,569,000	16,698,818	(129,818)
Credit Suisse	.6190%	3-Month USD LIBOR Index	2/15/2028	10,017,000	10,088,245	(71,245)
Credit Suisse	.5805%	3-Month USD LIBOR Index	2/15/2027	12,112,000	12,202,771	(90,771)
Credit Suisse	.4781%	3-Month USD LIBOR Index	2/1/2024	9,800,000	9,871,186	(71,186)
Credit Suisse	.4925%	3-Month USD LIBOR Index	9/15/2024	40,115,000	40,344,100	(229,100)
Credit Suisse	.5008%	3-Month USD LIBOR Index	11/1/2024	9,208,000	9,255,910	(47,910)
Credit Suisse	.6513%	3-Month USD LIBOR Index	6/1/2029	16,982,000	17,060,489	(78,489)
						$(1,287,346)

*	Central clearinghouse: Chicago Mercantile Exchange (CME).

122	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2020

Centrally Cleared Credit Default Swaps on Indexes - Sell Protection at May 31, 2020(1):

		Fund
Referenced	Central	Receives	Termination	Notional	Notional	Payments	Unrealized
Index	Clearing party	(Quarterly)	Date	Amount	Value	Upfront(2)	Appreciation(3)
Markit CDX.NA.HY.34(4)(5)	Credit Suisse	5.00%	6/20/2025	$90,800,734	$89,004,732	$(5,549,080)	$ 3,753,078

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $3,753,078. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities.

Open Total Return Swaps Contracts at May 31, 2020:

Swap	Referenced	Referenced			Termination	Notional	Notional	Unrealized
Counterparty	Index*	Spread	Units	Position	Date	Amount	Value	Appreciation
Barclays Bank plc	IBXXLL	3 Mo. LIBOR + .00%	91,743	Long	6/20/2020	$15,000,000	$15,268,655	$268,655
Barclays Bank plc	IBXXLL	3 Mo. LIBOR + .00%	103,659	Long	6/20/2020	17,000,000	17,373,187	373,187
Barclays Bank plc	IBXXLL	3 Mo. LIBOR + .00%	203,027	Long	6/20/2020	33,000,000	33,789,437	789,437
Morgan Stanley	IBXXLL	3 Mo. LIBOR + .00%	361,884	Long	6/20/2020	59,258,512	60,227,757	969,245
Total						$124,258,512	$126,659,036	$2,400,524

* iBOXX Leverage Loan Index.

See Notes to Financial Statements.	123

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2020

Open Forward Foreign Currency Exchange Contracts at May 31, 2020:

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
Euro	Buy	State Street Bank and Trust	9/4/2020	1,718,000	$1,903,034	$1,910,845	$7,811
Euro	Buy	Morgan Stanley	9/4/2020	8,000,000	8,675,238	8,897,994	222,756
British pound	Buy	Bank of America	6/5/2020	2,915,000	3,406,574	3,600,048	193,474
British pound	Sell	Bank of America	6/5/2020	8,910,000	11,421,640	11,003,921	417,719
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$841,760

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
Canadian dollar	Sell	Bank of America	7/20/2020	11,225,000	$8,006,991	$8,152,845	$(145,854)
Euro	Sell	Goldman Sachs	9/4/2020	68,250,000	74,185,157	75,911,016	(1,725,859)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(1,871,713)

Open Futures Contracts at May 31, 2020:

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Depreciation
U.S. 5-Year Treasury Note	September 2020	1,870	Short	$(234,900,854)	$(234,918,750)	$(17,896)

124	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2020

The following is a summary of the inputs used as of May 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$35,598,763	$14,124,803	$49,723,566
Common Stocks
Gaming/Leisure	–	–	59,754	59,754
Retail	–	–	–	–
Shipping	–	–	2,894,384	2,894,384
Remaining Industries	7,286,406	–	–	7,286,406
Convertible Bonds
Healthcare	–	14,318,283	8,290,228	22,608,511
Remaining Industries	–	117,825,522	–	117,825,522
Corporate Bonds
Metals/Minerals	–	9,123,102	5	9,123,107
Remaining Industries	–	842,893,507	–	842,893,507
Floating Rate Loans
Aerospace	–	214,671,929	2,537,453	217,209,382
Automotive	–	94,936,137	44,853,140	139,789,277
Broadcasting	–	141,191,380	–	141,191,380
Cable/Wireless Video	–	150,611,746	12,015,645	162,627,391
Chemicals	–	57,505,023	8,284,611	65,789,634
Consumer Durables	–	23,200,706	7,355,490	30,556,196
Consumer Non-Durables	–	68,321,261	14,265,576	82,586,837
Diversified Media	–	146,478,945	42,941,307	189,420,252
Energy	–	159,433,977	17,798,996	177,232,973
Financial	–	251,884,537	12,580,971	264,465,508
Food & Drug	–	34,329,137	–	34,329,137
Food/Tobacco	–	223,966,169	26,214,864	250,181,033
Forest Products	–	93,695,895	21,659,856	115,355,751
Gaming/Leisure	–	258,656,253	46,730,341	305,386,594
Healthcare	–	601,016,013	105,706,185	706,722,198
Housing	–	108,218,606	12,462,602	120,681,208
Information Technology	–	717,731,633	27,679,709	745,411,342
Land Transportation	–	41,692,621	–	41,692,621
Manufacturing	–	195,499,168	4,573,316	200,072,484
Media/Telecommunications	–	71,254,308	–	71,254,308
Metals/Minerals	–	–	23,216,238	23,216,238
Oil Field Equipment and Services	–	4,794,635	–	4,794,635
Retail	–	153,052,463	25,777,673	178,830,136
Service	–	243,255,763	53,648,496	296,904,259
Shipping	–	21,828,232	–	21,828,232
Telecommunication	–	189,288,135	–	189,288,135
Telecommunication: Wireless	–	17,312,702	–	17,312,702
Utility	–	123,501,166	–	123,501,166
Wireless Communication	–	21,913,418	–	21,913,418
Less Unfunded Commitments	–	(11,235,943)	(653,751)	(11,889,694)
Preferred Stocks	–	–	19,975,575	19,975,575
Short-Term Investment
Repurchase Agreement	–	254,768,956	–	254,768,956
Total	$7,286,406	$5,692,534,148	$554,993,467	$6,254,814,021

See Notes to Financial Statements.	125

Schedule of Investments (unaudited)(concluded)

FLOATING RATE FUND May 31, 2020

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$3,753,078	$–	$3,753,078
Liabilities	–	–	–	–
Centrally Cleared Interest Rate Swaps Contracts
Assets	–	–	–	–
Liabilities	–	(1,287,346)	–	(1,287,346)
Forward Foreign Currency Exchange Contracts
Assets	–	841,760	–	841,760
Liabilities	–	(1,871,713)	–	(1,871,713)
Futures Contracts
Assets	–	–	–	–
Liabilities	(17,896)	–	–	(17,896)
Total Return Swaps Contracts
Assets	–	2,400,524	–	2,400,524
Liabilities	–	–	–	–
Total	$(17,896)	$3,836,303	$–	$3,818,407

(1)	Refer to Note 2(t) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

						Floating
	Asset-Backed	Common	Preferred	Convertible	Corporate	Rate
Investment Type	Securities	Stocks	Stock	Bonds	Bonds	Loans
Balance as of December 1, 2019	$4,662,015	$–	$–	$–	$5	$674,941,989
Accrued Discounts (Premiums)	–	–	–	61,984	–	985,947
Realized Gain (Loss)	–	–	–	–	–	(36,626,931)
Change in Unrealized Appreciation (Depreciation)	(1,097,917)	(33,612)		(1,957,186)	–	(25,468,385)
Purchases	–	2,894,384	19,975,575	10,185,430	–	215,794,309
Sales	–	–	–	–	–	(276,168,870)
Transfers into Level 3	15,222,720	93,366	–	–	–	243,253,106
Transfers out of Level 3	(4,662,015)	–	–	–	–	(287,062,447)
Balance as of May 31, 2020	$14,124,803	$2,954,138	$19,975,575	$8,290,228	$5	$509,648,718
Change in unrealized appreciation/ depreciation for the period ended May 31, 2020, related to Level 3 investments held at May 31, 2020	$(1,097,917)	$(33,612)	$–	$(1,957,186)	$–	$(28,594,342)

126	See Notes to Financial Statements.

Schedule of Investments (unaudited)

HIGH YIELD FUND May 31, 2020

Investments	Shares (000)		Fair Value
LONG-TERM INVESTMENTS 99.48%

COMMON STOCKS 2.85%

Beverages 0.11%
Boston Beer Co., Inc. (The) Class A*		14	$8,132,112

Building & Construction 0.12%
LGI Homes, Inc.*		105	8,768,944

Building Materials 0.09%
Trex Co., Inc.*		59	7,106,540

Chemicals 0.10%
Scotts Miracle-Gro Co. (The)		52	7,380,421

Electronics 0.19%
Cognex Corp.		122	6,902,024
Zebra Technologies Corp. Class A*		29	7,673,400
Total			14,575,424

Energy: Exploration & Production 0.10%
MEG Energy Corp.*(a)	CAD	3,163	7,350,208
Tapstone Energy Holdings III LLC*		469	4,686	(b)
Templar Energy LLC Class A Units		191	15,246	(b)
Total			7,370,140

Food & Drug Retailers 0.06%
Fairway Group Holdings Corp.		20	295	(b)
PetMed Express, Inc.		122	4,406,655
Total			4,406,950

Food: Wholesale 0.31%
Beyond Meat, Inc.*		61	7,807,858
Freshpet, Inc.*		99	7,643,212
McCormick & Co., Inc.		44	7,638,202
Total			23,089,272

Gaming 0.13%
DraftKings, Inc. Class A*		246	9,784,264

Health Services 0.11%
Iovance Biotherapeutics, Inc.*		252	8,098,457

Investments & Miscellaneous Financial Services 0.10%
Penson Technologies Class A Units		4,881	48,812	(b)
Tradeweb Markets, Inc. Class A		117	7,716,990
Total			7,765,802

See Notes to Financial Statements.	127

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2020

Investments	Shares (000)	Fair Value
Machinery 0.09%
Generac Holdings, Inc.*	64	$7,138,304

Personal & Household Products 0.42%
Britax Child Safety, Inc.*	2	–	(b)
Clorox Co. (The)	40	8,200,912
elf Beauty, Inc.*	459	7,863,472
Gibson Brands, Inc.	57	6,669,418	(c)
Pool Corp.	32	8,653,028
Remington Outdoor Co., Inc.	128	64,163
Total		31,450,993

Pharmaceuticals 0.11%
NextCure, Inc.*	262	8,170,372

Restaurants 0.20%
Chipotle Mexican Grill, Inc.*	7	7,323,524
Shake Shack, Inc. Class A*	140	7,759,057
Total		15,082,581

Software/Services 0.11%
Spotify Technology SA (Sweden)*(d)	48	8,650,987

Specialty Retail 0.15%
Claires Holdings LLC	7	2,712,084
Lululemon Athletica, Inc. (Canada)*(d)	28	8,548,806
Total		11,260,890

Technology Hardware & Equipment 0.10%
Brooks Automation, Inc.	181	7,216,743

Transportation: Infrastructure/Services 0.02%
ACBL Holdings Corp.	22	675,701	(b)
Chassix Holdings, Inc.	160	1,196,970	(c)
Total		1,872,671

Trucking & Delivery 0.23%
Old Dominion Freight Line, Inc.	55	9,325,260
Saia, Inc.*	72	7,792,607
Total		17,117,867
Total Common Stocks (cost $223,177,669)		214,439,734

128	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
CONVERTIBLE BONDS 2.24%

Automakers 0.41%
Tesla, Inc.	2.00%	5/15/2024	$8,227	$22,562,547
Winnebago Industries, Inc.†	1.50%	4/1/2025	7,920	8,355,121
Total				30,917,668

Diversified Capital Goods 0.10%
Enphase Energy, Inc.†	1.00%	6/1/2024	2,702	7,885,506

Electronics 0.11%
Inphi Corp.	1.125%	12/1/2020	2,614	8,212,619

Gaming 0.10%
Penn National Gaming, Inc.	2.75%	5/15/2026	5,045	7,888,042

Media: Content 0.11%
Zynga, Inc.†	0.25%	6/1/2024	6,819	8,496,421

Medical Products 0.10%
Repligen Corp.	0.375%	7/15/2024	5,869	7,598,133

Pharmaceuticals 0.09%
Bridgebio Pharma, Inc.†	2.50%	3/15/2027	6,891	6,609,050

Real Estate Development & Management 0.11%
Redfin Corp.	1.75%	7/15/2023	6,663	7,991,345

Software/Services 0.56%
DocuSign, Inc.	0.50%	9/15/2023	4,692	9,387,337
Everbridge, Inc.	1.50%	11/1/2022	1,850	8,042,898
Five9, Inc.	0.125%	5/1/2023	3,184	8,116,577
Pinduoduo, Inc. (China)†(d)	Zero Coupon	10/1/2024	5,177	8,360,855
Twilio, Inc.	0.25%	6/1/2023	2,948	8,241,042
Total				42,148,709

Specialty Retail 0.33%
Burlington Stores, Inc.†	2.25%	4/15/2025	6,754	7,975,049
Etsy, Inc.†	0.125%	10/1/2026	6,727	7,750,516
Wayfair, Inc.	1.125%	11/1/2024	5,525	8,724,946
Total				24,450,511

Support: Services 0.20%
Chegg, Inc.	0.125%	3/15/2025	5,557	7,327,613
Square, Inc.	0.375%	3/1/2022	2,149	7,702,157
Total				15,029,770

See Notes to Financial Statements.	129

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Transportation: Infrastructure/Services 0.02%
Scorpio Tankers, Inc. (Monaco)(d)	3.00%		5/15/2022	$1,361	$1,227,110
Total Convertible Bonds (cost $145,858,704)					168,454,884

FLOATING RATE LOANS(e) 6.73%

Aerospace/Defense 0.14%
Doncasters Finance US LLC 2020 USD Term Loan B2	8.50% (3 Mo. LIBOR + 6.50%	)	3/6/2024	3,857	3,287,969
Doncasters Finance US LLC USD Holdco PIK Term Loan	13.50%		3/6/2025	3,972	1,856,732
Forming Machining Industries Holdings, LLC Term Loan	5.072% (6 Mo. LIBOR + 4.00%	)	10/9/2025	7,003	5,392,536
Total					10,537,237

Air Transportation 0.17%
American Airlines, Inc. 2018 Term Loan B	1.924% (1 Mo. LIBOR + 1.75%	)	6/27/2025	18,081	12,430,714

Auto Parts & Equipment 0.15%
Tenneco, Inc. 2018 Term Loan B	3.174% (1 Mo. LIBOR + 3.00%	)	10/1/2025	13,866	11,272,972

Building Materials 0.56%
Airxcel, Inc. 2018 1st Lien Term Loan	4.674% (1 Mo. LIBOR + 4.50%	)	4/28/2025	8,496	7,020,227
Forterra Finance, LLC 2017 Term Loan B	4.00% (1 Mo. LIBOR + 3.00%	)	10/25/2023	12,424	11,264,848
Hayward Industries, Inc. 1st Lien Term Loan	3.674% (1 Mo. LIBOR + 3.50%	)	8/5/2024	15,411	14,967,859
Yak Access LLC 2018 2nd Lien Term Loan B	11.204% (3 Mo. LIBOR + 10.00%	)	7/10/2026	12,853	8,611,566
Total					41,864,500

Consumer Cyclicals 0.01%
Britax Child Safety, Inc. PIK Term Loan	–	(f)	1/1/2025	1,134	1,020,635	(g)

Department Stores 0.01%
Burlington Coat Factory Warehouse Corp. 2017 Term Loan B5	–	(f)	11/17/2024	871	834,093

Diversified Capital Goods 0.02%
UTEX Industries Inc. 1st Lien Term loan 2014	5.311% (1 Mo. LIBOR + 4.00%	)	5/22/2021	5,770	1,495,428

130	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Electric: Generation 0.36%
Frontera Generation Holdings LLC 2018 Term Loan B	5.385% (1 Mo. LIBOR + 4.25%	)	5/2/2025	$12,885	$8,156,171
Helix Gen Funding, LLC Term Loan B	4.75% (1 Mo. LIBOR + 3.75%	)	6/3/2024	15,215	14,760,024
Panda Temple Power, LLC 2nd Lien Term Loan	9.00% (1 Mo. LIBOR + 8.00%	)	2/7/2023	3,980	3,979,739
Total					26,895,934

Electric: Integrated 0.00%
Pacific Gas & Electric Company Revolver	0.50% (3 Mo. LIBOR + 2.28%) - 5.530%		4/27/2022	2	1,875

Electronics 0.11%
II-VI Incorporated Term Loan B	3.674% (1 Mo. LIBOR + 3.50%	)	9/24/2026	8,675	8,429,594

Energy: Exploration & Production 0.00%
Tapstone Energy Holdings III, LLC Term Loan	5.00% (1 Mo. LIBOR + 4.00%	)	4/17/2024	361	324,463	(g)

Food & Drug Retailers 0.01%
Fairway Group Acquisition Company 2018 Holdco Term Loan	11.00% (3 Mo. LIBOR + 11.00%	)	2/24/2024	1,429	528,771	(g)
Fairway Group Acquisition Company 2018 Last Out Term Loan	10.00% (3 Mo. LIBOR + 10.00%	)	11/27/2023	1,589	182,760	(g)
Total					711,531

Food: Wholesale 0.41%
BellRing Brands, LLC 2019 Term Loan B	6.00% (1 Mo. LIBOR + 5.00%	)	10/21/2024	8,542	8,531,380
Froneri International Ltd. 2020 USD 2nd Lien Term Loan (United Kingdom)(d)	5.924% (1 Mo. LIBOR + 5.75%	)	1/31/2028	9,069	8,615,633
United Natural Foods, Inc. Term Loan B	4.424% (1 Mo. LIBOR + 4.25%	)	10/22/2025	14,773	13,945,751
Total					31,092,764

Gaming 0.37%
Montreign Resort Casino Bridge Term Loan	2.424% (1 Mo. LIBOR + 2.25%	)	3/22/2021	2,421	2,203,480
Playtika Holding Corp Term Loan B	7.072% (6 Mo. LIBOR + 6.00%	)	12/10/2024	8,230	8,248,810
Spectacle Gary Holdings LLC Delayed Draw Term Loan	11.00% (3 Mo. LIBOR + 11.00%	)	12/23/2025	510	461,728	(g)

See Notes to Financial Statements.	131

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Gaming (continued)
Spectacle Gary Holdings LLC Term Loan B	11.00% (3 Mo. LIBOR + 9.00%	)	12/23/2025	$7,041	$6,371,851	(g)
TopGolf International, Inc. Term Loan B	6.389% (1 Mo. LIBOR + 5.50%	)	2/8/2026	12,236	10,899,840
Total					28,185,709

Gas Distribution 0.17%
Medallion Midland Acquisition, LLC 1st Lien Term Loan	4.25% (1 Mo. LIBOR + 3.25%	)	10/30/2024	14,517	12,557,320

Health Facilities 0.10%
Pearl Intermediate Parent LLC 2018 1st Lien Term Loan	–	(f)	2/14/2025	2,548	2,401,900
WP CityMD Bidco LLC 2019 Term Loan B	5.572% (6 Mo. LIBOR + 4.50%) - 5.950%		8/13/2026	5,133	5,047,134
Total					7,449,034

Health Services 0.74%
Emerald TopCo Inc Term Loan	3.674% (3 Mo. LIBOR + 3.50%) - 4.260%		7/24/2026	13,578	13,116,249
EyeCare Partners, LLC 2020 Delayed Draw Term Loan	0.50%		2/18/2027	1,545	1,429,041
EyeCare Partners, LLC 2020 Term Loan	4.822% (3 Mo. LIBOR + 3.75%	)	2/5/2027	6,621	6,124,472
National Mentor Holdings, Inc. 2019 Term Loan B	4.43% (3 Mo. LIBOR + 4.25%) - 5.710%		3/9/2026	3,575	3,479,998
National Mentor Holdings, Inc. 2019 Term Loan C	5.71% (1 Mo. LIBOR + 4.25%	)	3/9/2026	162	158,048
Navicure, Inc. 2019 Term Loan B	4.174% (1 Mo. LIBOR + 4.00%	)	10/22/2026	16,080	15,637,800	(g)
Wellpath Holdings, Inc. 2018 1st Lien Term Loan	5.674% (3 Mo. LIBOR + 5.50%) - 6.572%		10/1/2025	18,108	15,987,394
Total					55,933,002

Investments & Miscellaneous Financial Services 0.09%
NEXUS Buyer LLC Term Loan B	3.934% (1 Mo. LIBOR + 3.75%	)	11/9/2026	6,845	6,739,784

Machinery 0.02%
North American Lifting Holdings, Inc. 2nd Lien Term Loan	–	(f)	11/26/2021	7,323	1,318,140

Media: Content 0.11%
Univision Communications Inc. Term Loan C5	3.75% (1 Mo. LIBOR + 2.75%	)	3/15/2024	8,628	8,274,708

132	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil Field Equipment & Services 0.13%
Ulterra Drilling Technologies, LP Term Loan B	5.424% (1 Mo. LIBOR + 5.25%	)	11/26/2025	$13,633	$9,543,318	(g)

Personal & Household Products 0.31%
FGI Operating Company, LLC Exit Term Loan	12.00% (3 Mo. LIBOR + 10.00%	)	5/16/2022	835	667,642	(g)
Revlon Consumer Products Corporation 2020 Incremental Revolver	0.50% (1 Mo. LIBOR + 1.75%	)	6/30/2025	848	837,400
Revlon Consumer Products Corporation 2020 PIK Term Loan B1	2.00% (1 Mo. LIBOR + 2.00%) - 12.000%		6/30/2025	12,700	12,541,725
Revlon Consumer Products Corporation 2020 Term Loan	3.863% (3 Mo. LIBOR + 3.50%) - 4.950%		6/30/2025	9,968	2,870,899	(g)
TGP Holdings III, LLC 2nd Lien Term Loan	9.50% (3 Mo. LIBOR + 8.50%	)	9/25/2025	7,626	6,424,905
Total					23,342,571

Recreation & Travel 0.22%
Alterra Mountain Company 2020 Term Loan B	–	(f)	8/3/2026	2,155	2,144,296	(g)
Life Time Fitness Inc 2017 Term Loan B	3.75% (3 Mo. LIBOR + 2.75%	)	6/10/2022	8,381	7,490,321
United PF Holdings, LLC 2019 1st Lien Delayed Draw Term Loan	4.00%		12/30/2026	873	726,757
United PF Holdings, LLC 2019 1st Lien Term Loan	5.45% (3 Mo. LIBOR + 4.00%	)	12/30/2026	7,051	5,869,962
Total					16,231,336

Restaurants 0.16%
Flynn Restaurant Group LP 1st Lien Term Loan	3.674% (1 Mo. LIBOR + 3.50%	)	6/27/2025	6,887	6,187,884
Flynn Restaurant Group LP 2nd Lien Term Loan	7.174% (1 Mo. LIBOR + 7.00%	)	6/29/2026	7,858	5,697,389
Total					11,885,273

Software/Services 0.80%
Barracuda Networks, Inc. 1st Lien Term Loan	4.517% (3 Mo. LIBOR + 3.25%	)	2/12/2025	9,801	9,531,086
Cornerstone OnDemand, Inc. Term Loan B	5.348% (2 Mo. LIBOR + 4.25%	)	4/22/2027	7,226	7,141,701
Ellie Mae, Inc. Term Loan	5.20% (3 Mo. LIBOR + 3.75%	)	4/17/2026	11,056	10,623,071
Imperva, Inc. 1st Lien Term Loan	5.00% (3 Mo. LIBOR + 4.00%	)	1/12/2026	9,603	8,986,842
Tibco Software Inc. 2020 2nd Lien Term Loan	7.43% (1 Mo. LIBOR + 7.25%	)	3/3/2028	10,008	9,733,109

See Notes to Financial Statements.	133

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Software/Services (continued)
Vertafore, Inc. 2018 2nd Lien Term Loan	7.424% (1 Mo. LIBOR + 7.25%	)	7/2/2026	$6,637	$6,623,693
WEX Inc. Term Loan B3	2.424% (1 Mo. LIBOR + 2.25%	)	5/15/2026	7,559	7,232,212
Total					59,871,714

Specialty Retail 0.24%
Chinos Intermediate Holdings A, Inc. DIP Term Loan	9.00% (3 Mo. LIBOR + 8.00%	)	5/4/2021	484	652,843
Claire’s Stores, Inc. 2019 Term Loan B	8.421% (3 Mo. LIBOR + 6.50%	)	12/18/2026	4,435	3,443,039
J. Crew Group, Inc. Consenting Term Loan	4.22% (3 Mo. LIBOR + 3.22%) - 4.595%		3/5/2021	15,351	7,238,999
Leslies Poolmart, Inc. 2016 Term Loan	–	(f)	8/16/2023	1,362	1,301,932
MND Holdings III Corp 2018 1st Lien Term Loan	4.95% (3 Mo. LIBOR + 3.50%	)	6/19/2024	6,625	5,057,304
Total					17,694,117

Support: Services 1.07%
Corecivic Inc 2019 Term Loan	5.50% (1 Mo. LIBOR + 4.50%	)	12/18/2024	12,300	11,623,085	(g)
Deliver Buyer, Inc. Term Loan B	6.45% (3 Mo. LIBOR + 5.00%	)	5/1/2024	4,486	4,261,293
DG Investment Intermediate Holdings 2, Inc. 2018 1st Lien Term Loan	3.75% (1 Mo. LIBOR + 3.00%	)	2/3/2025	9,491	8,921,532
Drive Chassis HoldCo, LLC 2019 2nd Lien Term Loan	9.561% (3 Mo. LIBOR + 8.25%	)	4/10/2026	11,689	10,227,875	(g)
Guidehouse LLP 2018 Term Loan	4.674% (1 Mo. LIBOR + 4.50%	)	5/1/2025	11,445	11,073,151	(g)
KUEHG Corp. 2017 2nd Lien Term Loan	9.70% (3 Mo. LIBOR + 8.25%	)	8/18/2025	8,912	6,981,244
NEP/NCP Holdco, Inc. 2018 1st Lien Term Loan	4.70% (3 Mo. LIBOR + 3.25%	)	10/20/2025	15,590	13,225,542
Pike Corporation 2019 Term Loan B	4.25% (1 Mo. LIBOR + 3.25%	)	7/24/2026	6,007	5,912,029
PowerTeam Services, LLC 2018 2nd Lien Term Loan	8.70% (3 Mo. LIBOR + 7.25%	)	3/6/2026	9,613	8,235,121
Total					80,460,872

Telecommunications: Wireless 0.15%
Xplornet Communications, Inc. 2020 Term Loan B	–	(f)	5/29/2027	11,918	11,441,422

134	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Transportation: Infrastructure/Services 0.10%
Fastlane Parent Company, Inc. 2018 Add On 1st Lien Term Loan	4.674% (1 Mo. LIBOR + 4.50%	)	2/4/2026		$8,175	$7,664,126
Total Floating Rate Loans (cost $548,121,682)						505,504,186

FOREIGN GOVERNMENT OBLIGATION(d) 0.06%

Argentina
Provincia of Neuquen† (cost $7,927,002)	7.50%		4/27/2025		9,987	4,294,510

HIGH YIELD CORPORATE BONDS 87.53%

Advertising 0.10%
Lamar Media Corp.†	4.875%		1/15/2029		7,042	7,270,865

Aerospace/Defense 1.04%
Boeing Co. (The)	4.508%		5/1/2023		17,840	18,441,444
Boeing Co. (The)	5.805%		5/1/2050		10,982	12,458,622
Booz Allen Hamilton, Inc.†	5.125%		5/1/2025		8,694	8,825,671
Kratos Defense & Security Solutions, Inc.†	6.50%		11/30/2025		6,255	6,449,812
Signature Aviation US Holdings, Inc.†	4.00%		3/1/2028		15,347	13,617,623
Signature Aviation US Holdings, Inc.†	5.375%		5/1/2026		189	179,946
TransDigm, Inc.†	6.25%		3/15/2026		8,655	8,869,990
TransDigm, Inc.	6.375%		6/15/2026		10,074	9,392,091
Total						78,235,199

Air Transportation 0.30%
American Airlines Group, Inc.†	3.75%		3/1/2025		3,586	1,757,696
Azul Investments LLP†	5.875%		10/26/2024		8,000	2,949,240
Delta Air Lines, Inc.†	7.00%		5/1/2025		11,940	12,353,313
Transportes Aereos Portugueses SA†(a)	5.625%		12/2/2024	EUR	2,800	1,741,286
Transportes Aereos Portugueses SA(a)	5.625%		12/2/2024	EUR	6,200	3,855,706
Total						22,657,241

Auto Loans 0.29%
General Motors Financial Co., Inc.	4.35%		1/17/2027		$8,543	8,552,022
Mclaren Finance plc(a)	5.00%		8/1/2022	GBP	18,309	13,331,802
Total						21,883,824

Auto Parts & Equipment 1.21%
Adient Global Holdings Ltd.†	4.875%		8/15/2026		$9,041	7,617,314
Adient US LLC†	7.00%		5/15/2026		17,263	17,737,128
American Axle & Manufacturing, Inc.	6.25%		4/1/2025		7,878	7,445,537

See Notes to Financial Statements.	135

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2020

Investments	Interest Rate		Maturity Date		Principal Amount (000)		Fair Value
Auto Parts & Equipment (continued)
IHO Verwaltungs GmbH PIK 5.50% (Germany)†(d)	4.75%		9/15/2026			$15,126	$14,542,212
Panther BF Aggregator 2 LP/ Panther Finance Co., Inc.(a)	4.375%		5/15/2026		EUR	9,588	10,379,745
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.†	8.50%		5/15/2027			$15,065	14,817,407
Tenneco, Inc.	5.00%		7/15/2026			23,385	11,993,114
Wabash National Corp.†	5.50%		10/1/2025			7,816	6,691,629
Total							91,224,086

Automakers 2.63%
Aston Martin Capital Holdings Ltd. (Jersey)†(d)	6.50%		4/15/2022			17,803	14,222,461
Ford Motor Co.	9.00%		4/22/2025			38,940	41,081,700
Ford Motor Co.	9.625%		4/22/2030			29,845	33,202,562
General Motors Co.	4.20%		10/1/2027			8,552	8,425,836
General Motors Co.	6.125%		10/1/2025			7,735	8,461,128
Mclaren Finance plc. (United Kingdom)†(d)	5.75%		8/1/2022			3,498	2,046,330
Motors Liquidation Co.	7.20%		1/15/2049			8,500	850	(b)
Navistar International Corp.†	6.625%		11/1/2025			10,816	10,141,136
Navistar International Corp.†	9.50%		5/1/2025			6,830	7,376,400
Tesla, Inc.†	5.30%		8/15/2025			72,228	72,452,629
Total							197,411,032

Banking 2.45%
BNP Paribas SA (France)†(d)	4.50% (5 Yr Treasury CMT + 2.94%	)#	–	(h)		13,265	11,366,447
CIT Group, Inc.	5.25%		3/7/2025			6,005	6,035,656
CIT Group, Inc.	6.125%		3/9/2028			29,654	30,797,458
Credit Suisse Group AG (Switzerland)†(d)	5.10% (5 Yr Treasury CMT + 3.29%	)#	–	(h)		9,701	8,985,551
Credit Suisse Group AG (Switzerland)†(d)	7.25% (5 Yr Treasury CMT + 4.33%	)#	–	(h)		10,437	10,652,994
Huntington Bancshares, Inc.	5.70% (3 Mo. LIBOR + 2.88%	)#	–	(h)		10,524	9,161,037
ING Groep NV (Netherlands)(d)	5.75% (5 Yr Treasury CMT + 4.34%	)#	–	(h)		9,082	8,805,771
ING Groep NV (Netherlands)(d)	6.75% (5yr U.S. CMT + 4.20%	)#	–	(h)		5,090	5,156,806
Intesa Sanpaolo SpA (Italy)†(d)	5.017%		6/26/2024			1,207	1,212,018
Intesa Sanpaolo SpA (Italy)†(d)	5.71%		1/15/2026			23,681	24,389,663
JPMorgan Chase & Co.	4.00% (SOFR + 2.75%	)#	–	(h)		2,836	2,440,733
JPMorgan Chase & Co.	4.60% (SOFR + 3.13%	)#	–	(h)		3,628	3,221,845

136	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2020

Investments	Interest Rate		Maturity Date		Principal Amount (000)		Fair Value
Banking (continued)
Macquarie Bank Ltd. (United Kingdom)†(d)	6.125% (5 Yr. Swap rate + 3.70%	)#	–	(h)		$9,021	$8,960,875
Popular, Inc.	6.125%		9/14/2023			12,457	12,595,833
Synovus Financial Corp.	5.90% (5 Yr. Swap rate + 3.38%	)#	2/7/2029			21,205	20,709,969
Texas Capital Bank NA	5.25%		1/31/2026			10,952	11,796,692
Truist Financial Corp.	4.80% (5 Yr Treasury CMT + 3.00%	)#	–	(h)		8,082	7,691,680
Washington Mutual Bank(i)	6.875%		6/15/2011			10,000	1,000	(b)
Total							183,982,028

Beverages 0.25%
Bacardi Ltd.†	5.30%		5/15/2048			15,691	18,872,788

Building & Construction 3.47%
Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.75%		8/1/2025			8,333	7,696,734
Beazer Homes USA, Inc.	7.25%		10/15/2029			7,525	7,473,491
Century Communities, Inc.	5.875%		7/15/2025			14,932	15,098,417
Century Communities, Inc.	6.75%		6/1/2027			16,304	16,677,443
KB Home	4.80%		11/15/2029			8,944	9,052,893
Lennar Corp.	4.75%		5/30/2025			20,007	21,409,591
Lennar Corp.	4.75%		11/29/2027			12,474	13,625,537
LGI Homes, Inc.†	6.875%		7/15/2026			25,782	26,389,424
Mattamy Group Corp. (Canada)†(d)	4.625%		3/1/2030			7,966	7,347,400
Miller Homes Group Holdings plc(a)	5.50%		10/15/2024		GBP	5,350	6,479,199
PulteGroup, Inc.	5.00%		1/15/2027			$32,411	34,449,814
PulteGroup, Inc.	6.375%		5/15/2033			8,068	9,189,654
Shea Homes LP/Shea Homes Funding Corp.†	4.75%		2/15/2028			11,228	10,468,370
Shea Homes LP/Shea Homes Funding Corp.†	6.125%		4/1/2025			13,724	13,808,334
Taylor Morrison Communities, Inc.†	6.625%		7/15/2027			9,595	9,548,081
Toll Brothers Finance Corp.	4.35%		2/15/2028			19,098	19,547,949
Toll Brothers Finance Corp.	4.875%		3/15/2027			9,422	9,950,197
TRI Pointe Group, Inc.	5.25%		6/1/2027			17,687	17,364,035
Weekley Homes LLC / Weekley Finance Corp.	6.00%		2/1/2023			4,869	4,741,700
Total							260,318,263

Building Materials 2.45%
American Woodmark Corp.†	4.875%		3/15/2026			15,264	14,898,580
AZEK Co. LLC (The)†	9.50%		5/15/2025			8,834	9,496,550
Builders FirstSource, Inc.†	5.00%		3/1/2030			9,129	8,579,845
Core & Main Holdings LP PIK 9.375%†	8.625%		9/15/2024			17,711	16,978,561
Hillman Group, Inc. (The)†	6.375%		7/15/2022			7,658	6,924,632

See Notes to Financial Statements.	137

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Building Materials (continued)
Installed Building Products, Inc.†	5.75%	2/1/2028		$8,443	$8,599,702
Masonite International Corp.†	5.375%	2/1/2028		7,863	7,959,833
Masonite International Corp.†	5.75%	9/15/2026		10,191	10,431,100
New Enterprise Stone & Lime Co., Inc.†	6.25%	3/15/2026		7,249	7,057,336
Owens Corning, Inc.	4.30%	7/15/2047		10,610	10,121,482
Owens Corning, Inc.	4.40%	1/30/2048		7,188	6,929,066
Patrick Industries, Inc.†	7.50%	10/15/2027		16,228	16,326,342
PGT Innovations, Inc.†	6.75%	8/1/2026		18,738	19,179,467
Summit Materials LLC/Summit Materials Finance Corp.†	5.125%	6/1/2025		16,203	15,938,000
Summit Materials LLC/Summit Materials Finance Corp.†	6.50%	3/15/2027		8,778	8,918,975
TopBuild Corp.†	5.625%	5/1/2026		15,552	15,918,405
Total					184,257,876

Cable & Satellite Television 6.70%
Altice France SA (France)†(d)	8.125%	2/1/2027		51,484	56,751,328
Block Communications, Inc.†	4.875%	3/1/2028		17,926	17,878,406
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%	3/1/2030		53,449	55,977,939
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%	5/1/2027		57,113	60,102,009
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.75%	2/15/2026		12,128	12,673,699
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.875%	5/1/2027		33,078	34,745,297
CSC Holdings LLC†	5.50%	4/15/2027		29,380	31,137,365
CSC Holdings LLC†	5.75%	1/15/2030		16,813	17,764,027
CSC Holdings LLC†	6.50%	2/1/2029		6,220	6,881,217
DISH DBS Corp.	7.75%	7/1/2026		88,245	91,758,475
LCPR Senior Secured Financing DAC (Ireland)†(d)	6.75%	10/15/2027		14,885	15,520,366
Radiate Holdco LLC/Radiate Finance, Inc.†	6.625%	2/15/2025		7,081	7,280,224
United Group BV(a)	3.625%	2/15/2028	EUR	8,703	9,095,276
United Group BV†(a)	3.625%	2/15/2028	EUR	8,851	9,249,946
Virgin Media Secured Finance plc(a)	4.875%	1/15/2027	GBP	8,527	10,645,152
Virgin Media Secured Finance plc (United Kingdom)†(d)	5.50%	5/15/2029		$32,704	34,414,910
Ziggo BV (Netherlands)†(d)	5.50%	1/15/2027		30,191	31,825,692
Total					503,701,328

Chemicals 1.86%
Ashland LLC	6.875%	5/15/2043		10,374	11,663,436
CF Industries, Inc.	5.15%	3/15/2034		29,328	31,008,934
Compass Minerals International, Inc.†	4.875%	7/15/2024		9,384	9,347,825

138	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2020

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Chemicals (continued)
GCP Applied Technologies, Inc.†	5.50%		4/15/2026		$6,832	$6,756,438
Ingevity Corp.†	4.50%		2/1/2026		12,914	12,540,269
PolyOne Corp.†	5.75%		5/15/2025		6,799	7,140,310
SPCM SA (France)†(d)	4.875%		9/15/2025		7,381	7,662,327
Starfruit Finco BV/Starfruit US Holdco LLC (Netherlands)†(d)	8.00%		10/1/2026		16,478	17,078,376
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. (Luxembourg)†(d)	5.375%		9/1/2025		10,661	10,214,571
Tronox Finance plc (United Kingdom)†(d)	5.75%		10/1/2025		1,668	1,565,660
Univar Solutions USA, Inc.†	5.125%		12/1/2027		7,024	7,128,060
Yingde Gases Investment Ltd. (Hong Kong)†(d)	6.25%		1/19/2023		16,894	17,287,577
Total						139,393,783

Consumer/Commercial/Lease Financing 1.31%
Navient Corp.	6.125%		3/25/2024		24,659	23,194,625
Navient Corp.	6.75%		6/25/2025		12,434	11,726,816
Navient Corp.	6.75%		6/15/2026		20,611	19,009,835
Quicken Loans LLC†	5.25%		1/15/2028		15,518	15,705,690
Quicken Loans LLC†	5.75%		5/1/2025		3,650	3,732,508
Springleaf Finance Corp.	6.125%		3/15/2024		25,804	25,118,001
Total						98,487,475

Department Stores 0.22%
Macy’s, Inc.†(j)	8.375%		6/15/2025		7,847	7,974,514
Nordstrom, Inc.†	8.75%		5/15/2025		8,087	8,691,599
Total						16,666,113

Diversified Capital Goods 1.24%
Amsted Industries, Inc.†	4.625%		5/15/2030		14,506	13,680,971
Amsted Industries, Inc.†	5.625%		7/1/2027		7,147	7,284,508
Apex Tool Group LLC/BC Mountain Finance, Inc.†	9.00%		2/15/2023		9,683	5,869,302
BCD Acquisition, Inc.†	9.625%		9/15/2023		9,034	8,339,421
EnerSys†	4.375%		12/15/2027		8,862	8,712,454
General Electric Co.	5.00% (3 Mo. LIBOR + 3.33%	)#	–	(h)	27,357	21,039,585
Granite US Holdings Corp.†	11.00%		10/1/2027		10,320	9,840,739
JB Poindexter & Co., Inc.†	7.125%		4/15/2026		9,888	9,877,519
Stevens Holding Co., Inc.†	6.125%		10/1/2026		8,022	8,294,267
Total						92,938,766

See Notes to Financial Statements.	139

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Electric: Generation 2.34%
AES Gener SA (Chile)†(d)	6.35% (5 Yr Treasury CMT + 4.92%	)#	10/7/2079	$4,589	$4,398,671
Calpine Corp.†	4.50%		2/15/2028	9,692	9,755,628
Calpine Corp.†	5.125%		3/15/2028	2,477	2,521,896
Calpine Corp.†	5.25%		6/1/2026	2,000	2,076,830
Clearway Energy Operating LLC†	4.75%		3/15/2028	8,671	8,966,378
Clearway Energy Operating LLC	5.00%		9/15/2026	6,200	6,361,572
Clearway Energy Operating LLC	5.75%		10/15/2025	4,490	4,791,212
DPL, Inc.	4.35%		4/15/2029	7,716	7,774,205
Elwood Energy LLC	8.159%		7/5/2026	5,748	5,958,170
Greenko Solar Mauritius Ltd. (Mauritius)†(d)	5.95%		7/29/2026	9,417	9,040,770
NextEra Energy Operating Partners LP†	4.50%		9/15/2027	18,992	20,186,692
NRG Energy, Inc.	5.75%		1/15/2028	35,566	38,773,520
NRG Energy, Inc.†	4.45%		6/15/2029	5,503	5,936,419
NRG Energy, Inc.†	5.25%		6/15/2029	5,590	6,106,041
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%		12/15/2025	8,540	8,656,802
Terraform Global Operating LLC†	6.125%		3/1/2026	6,836	6,757,796
TerraForm Power Operating LLC†	4.75%		1/15/2030	20,087	20,886,663
TerraForm Power Operating LLC†	5.00%		1/31/2028	6,161	6,575,728
Total					175,524,993

Electric: Integrated 1.02%
AES Corp. (The)	4.50%		3/15/2023	9,872	10,083,310
AES Corp. (The)	5.125%		9/1/2027	11,058	11,736,464
Eskom Holdings SOC Ltd. (South Africa)†(d)	7.125%		2/11/2025	7,225	6,507,991
Grupo Energia Bogota SA ESP (Colombia)†(d)	4.875%		5/15/2030	7,348	7,851,338
HAT Holdings I LLC/HAT Holdings II LLC†	5.25%		7/15/2024	11,605	11,780,294
HAT Holdings I LLC/HAT Holdings II LLC†	6.00%		4/15/2025	8,128	8,412,480
Mong Duong Finance Holdings BV (Vietnam)†(d)	5.125%		5/7/2029	12,438	12,276,886
YPF Energia Electrica SA (Argentina)†(d)	10.00%		7/25/2026	11,946	7,944,209
Total					76,592,972

Electronics 0.52%
Griffon Corp.	5.75%		3/1/2028	7,090	7,082,378
Qorvo, Inc.†	4.375%		10/15/2029	13,832	14,192,946
Sensata Technologies BV†	5.625%		11/1/2024	16,949	17,793,145
Total					39,068,469

140	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production 7.82%
Afren plc (United Kingdom)†(d)(i)	6.625%	12/9/2020	$4,806	$124,956
Afren plc (United Kingdom)†(d)(i)	10.25%	4/8/2019	3,367	25,283
Afren plc (United Kingdom)†(d)(i)	11.50%	2/1/2016	4,294	36,153
American Energy- Permian Basin LLC†	12.00%	10/1/2024	3,744	468,000
Apache Corp.	3.25%	4/15/2022	10,920	10,497,158
Apache Corp.	4.375%	10/15/2028	17,008	15,239,073
Apache Corp.	4.75%	4/15/2043	24,459	19,000,692
Apache Corp.	5.10%	9/1/2040	9,777	7,848,234
Callon Petroleum Co.	6.125%	10/1/2024	13,994	4,661,751
Callon Petroleum Co.	6.375%	7/1/2026	11,209	3,178,424
Callon Petroleum Co.	8.25%	7/15/2025	9,423	2,908,362
Centennial Resource Production LLC†	5.375%	1/15/2026	17,375	8,228,105
Centennial Resource Production LLC†	6.875%	4/1/2027	17,516	8,444,376
Continental Resources, Inc.	4.50%	4/15/2023	12,768	11,878,070
CrownRock LP/CrownRock Finance, Inc.†	5.625%	10/15/2025	7,319	7,003,441
Diamondback Energy, Inc.	3.50%	12/1/2029	20,534	20,075,649
Endeavor Energy Resources LP/EER Finance, Inc.†	5.50%	1/30/2026	8,790	8,576,974
Endeavor Energy Resources LP/EER Finance, Inc.†	5.75%	1/30/2028	13,223	12,939,565
EQT Corp.	6.125%	2/1/2025	15,984	16,386,717
HighPoint Operating Corp.	7.00%	10/15/2022	7,213	2,108,107
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%	10/1/2025	8,157	7,371,032
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%	11/1/2028	8,030	6,894,237
Indigo Natural Resources LLC†	6.875%	2/15/2026	20,173	19,581,023
Jagged Peak Energy LLC	5.875%	5/1/2026	21,396	21,550,586
Laredo Petroleum, Inc.	10.125%	1/15/2028	19,947	13,728,024
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.†	6.00%	8/1/2026	35,429	33,657,550
Matador Resources Co.	5.875%	9/15/2026	30,905	23,081,245
MEG Energy Corp. (Canada)†(d)	7.00%	3/31/2024	27,768	26,799,036
MEG Energy Corp. (Canada)†(d)	7.125%	2/1/2027	31,048	28,369,955
Montage Resources Corp.	8.875%	7/15/2023	19,467	16,802,260
Murphy Oil Corp.	5.875%	12/1/2027	14,441	13,452,730
Murphy Oil Corp.	6.875%	8/15/2024	6,769	6,566,641
Oasis Petroleum, Inc.†	6.25%	5/1/2026	16,982	2,855,608
Oasis Petroleum, Inc.	6.875%	3/15/2022	9,539	1,838,404
Occidental Petroleum Corp.	2.70%	8/15/2022	41,171	37,864,969
Parsley Energy LLC/Parsley Finance Corp.†	5.375%	1/15/2025	7,700	7,589,197
Parsley Energy LLC/Parsley Finance Corp.†	5.625%	10/15/2027	20,859	20,490,109
PDC Energy, Inc.	5.75%	5/15/2026	13,818	12,807,973

See Notes to Financial Statements.	141

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production (continued)
PDC Energy, Inc.	6.125%	9/15/2024	$9,402	$8,874,125
QEP Resources, Inc.	5.25%	5/1/2023	3,716	1,990,383
QEP Resources, Inc.	5.625%	3/1/2026	7,453	4,001,106
Seven Generations Energy Ltd. (Canada)†(d)	5.375%	9/30/2025	9,681	8,051,639
SM Energy Co.	6.625%	1/15/2027	11,358	5,853,970
SM Energy Co.	6.75%	9/15/2026	20,035	10,268,252
Southwestern Energy Co.	6.20%	1/23/2025	10,561	9,518,735
Southwestern Energy Co.	7.50%	4/1/2026	1,556	1,436,429
Southwestern Energy Co.	7.75%	10/1/2027	2,257	2,111,773
Viper Energy Partners LP†	5.375%	11/1/2027	17,684	17,592,308
WPX Energy, Inc.	5.25%	9/15/2024	15,631	15,562,458
WPX Energy, Inc.	5.25%	10/15/2027	14,500	14,171,068
WPX Energy, Inc.	5.75%	6/1/2026	25,963	26,038,423
WPX Energy, Inc.	8.25%	8/1/2023	1,069	1,145,054
Total				587,545,392

Environmental 0.19%
Covanta Holding Corp.	6.00%	1/1/2027	6,689	6,612,478
Waste Pro USA, Inc.†	5.50%	2/15/2026	7,542	7,477,327
Total				14,089,805

Food & Drug Retailers 0.80%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	4.875%	2/15/2030	20,236	21,032,792
Fresh Market, Inc. (The)†	9.75%	5/1/2023	11,494	8,275,680
Ingles Markets, Inc.	5.75%	6/15/2023	3,333	3,364,280
Rite Aid Corp.†	6.125%	4/1/2023	19,030	17,757,369
Rite Aid Corp.†	7.50%	7/1/2025	9,836	9,792,968
Total				60,223,089

Food: Wholesale 3.42%
Arcor SAIC (Argentina)(d)	6.00%	7/6/2023	1,185	973,549
Arcor SAIC (Argentina)†(d)	6.00%	7/6/2023	7,478	6,143,626
BRF SA (Brazil)†(d)	4.875%	1/24/2030	10,290	9,563,269
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	18,678	18,642,792
FAGE International SA/FAGE USA Dairy Industry, Inc. (Luxembourg)†(d)	5.625%	8/15/2026	24,709	23,437,969
Herbalife Nutrition Ltd./HLF Financing, Inc.†	7.875%	9/1/2025	10,560	10,731,600
JBS USA LUX SA/JBS USA Finance, Inc.†	6.75%	2/15/2028	19,817	21,494,113
Kernel Holding SA (Ukraine)†(d)	8.75%	1/31/2022	8,296	8,558,153

142	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food: Wholesale (continued)
Kraft Heinz Foods Co.†	3.75%	4/1/2030	$16,650	$17,270,415
Kraft Heinz Foods Co.	4.375%	6/1/2046	32,110	30,118,722
Kraft Heinz Foods Co.	4.625%	1/30/2029	16,768	18,113,683
Kraft Heinz Foods Co.†	4.875%	10/1/2049	10,667	10,508,462
Kraft Heinz Foods Co.	5.00%	7/15/2035	5,171	5,573,883
Kraft Heinz Foods Co.	5.00%	6/4/2042	27,350	28,155,593
Lamb Weston Holdings, Inc.†	4.875%	11/1/2026	8,251	8,558,886
MHP Lux SA (Luxembourg)†(d)	6.95%	4/3/2026	10,807	10,634,088
Minerva Luxembourg SA (Luxembourg)†(d)	5.875%	1/19/2028	13,123	12,811,460
NBM US Holdings, Inc.†	7.00%	5/14/2026	7,065	7,138,935
Simmons Foods, Inc.†	7.75%	1/15/2024	4,829	5,112,197
Sysco Corp.	6.60%	4/1/2050	2,624	3,400,760
Tonon Luxembourg SA PIK 6.50% (Luxembourg)†(d)	6.50%	10/31/2024	1,845	19,369
Total				256,961,524

Forestry/Paper 0.51%
Enviva Partners LP/Enviva Partners Finance Corp.†	6.50%	1/15/2026	18,590	19,705,400
Louisiana-Pacific Corp.	4.875%	9/15/2024	7,644	7,597,027
Norbord, Inc. (Canada)†(d)	5.75%	7/15/2027	4,778	4,729,360
Norbord, Inc. (Canada)†(d)	6.25%	4/15/2023	6,409	6,496,451
Total				38,528,238

Gaming 2.52%
Boyd Gaming Corp.†	4.75%	12/1/2027	17,345	16,014,118
Boyd Gaming Corp.	6.00%	8/15/2026	8,259	8,061,362
Buena Vista Gaming Authority†	13.00%	4/1/2023	12,274	9,741,199
Churchill Downs, Inc.†	4.75%	1/15/2028	18,786	18,125,014
Enterprise Development Authority (The)†	12.00%	7/15/2024	15,363	15,153,372
Gateway Casinos & Entertainment Ltd. (Canada)†(d)	8.25%	3/1/2024	6,800	5,804,786
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.	5.625%	5/1/2024	6,675	6,976,076
MGM Resorts International	4.625%	9/1/2026	16,013	15,338,933
Mohegan Gaming & Entertainment†	7.875%	10/15/2024	10,383	7,513,606
Penn National Gaming, Inc.†	5.625%	1/15/2027	23,056	21,763,480
Scientific Games International, Inc.†	7.25%	11/15/2029	10,495	9,259,896
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.†	5.875%	5/15/2025	8,731	7,977,034
Twin River Worldwide Holdings, Inc.†	6.75%	6/1/2027	11,667	10,921,012
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.50%	3/1/2025	7,791	7,576,631
Wynn Macau Ltd. (Macau)†(d)	5.125%	12/15/2029	14,510	14,337,694

See Notes to Financial Statements.	143

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2020

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Gaming (continued)
Wynn Macau Ltd. (Macau)†(d)	5.50%		10/1/2027		$14,771	$14,961,620
Total						189,525,833

Gas Distribution 2.18%
Buckeye Partners LP	3.95%		12/1/2026		10,675	10,288,832
Buckeye Partners LP	4.125%		12/1/2027		14,254	13,799,654
Buckeye Partners LP	6.375% (3 Mo. LIBOR + 4.02%	)#	1/22/2078		17,697	12,640,879
Energy Transfer Operating LP	3.75%		5/15/2030		17,218	17,044,159
LBC Tank Terminals Holding Netherlands BV (Belgium)†(d)	6.875%		5/15/2023		7,386	7,248,288
National Fuel Gas Co.(j)	5.50%		1/15/2026		22,803	23,288,541
NGPL PipeCo LLC†	4.875%		8/15/2027		17,214	18,749,651
Plains All American Pipeline LP	6.125% (3 Mo. LIBOR + 4.11%	)#	–	(h)	20,303	14,580,701
Plains All American Pipeline LP/PAA Finance Corp.	2.85%		1/31/2023		6,274	6,091,800
Plains All American Pipeline LP/PAA Finance Corp.	4.65%		10/15/2025		6,793	6,965,784
Sabine Pass Liquefaction LLC†	4.50%		5/15/2030		5,190	5,692,037
Western Midstream Operating LP	3.10%		2/1/2025		2,906	2,718,912
Western Midstream Operating LP	3.95%		6/1/2025		3,010	2,813,447
Western Midstream Operating LP	4.05%		2/1/2030		23,832	21,501,230
Total						163,423,915

Health Facilities 5.42%
Acadia Healthcare Co., Inc.	5.125%		7/1/2022		5,024	5,022,819
Acadia Healthcare Co., Inc.	6.50%		3/1/2024		6,986	7,087,873
AHP Health Partners, Inc.†	9.75%		7/15/2026		8,449	8,732,548
CHS/Community Health Systems, Inc.†	8.00%		3/15/2026		6,656	6,517,655
CHS/Community Health Systems, Inc.†	8.125%		6/30/2024		24,485	17,583,046
CHS/Community Health Systems, Inc.†	8.625%		1/15/2024		5,123	5,164,573
Encompass Health Corp.	4.50%		2/1/2028		18,101	18,414,419
HCA, Inc.	5.50%		6/15/2047		42,288	50,735,106
HCA, Inc.	5.875%		2/1/2029		33,179	38,622,513
HCA, Inc.	7.50%		12/15/2023		10,647	11,951,258
HCA, Inc.	7.69%		6/15/2025		3,765	4,319,942
HCA, Inc.	8.36%		4/15/2024		12,701	14,669,655
LifePoint Health, Inc.†	4.375%		2/15/2027		15,977	15,467,733
LifePoint Health, Inc.†	6.75%		4/15/2025		6,277	6,637,928
MEDNAX, Inc.†	6.25%		1/15/2027		15,581	14,617,393
MPT Operating Partnership LP/MPT Finance Corp.	5.00%		10/15/2027		9,013	9,345,625
Rede D’or Finance Sarl (Luxembourg)†(d)	4.95%		1/17/2028		7,076	6,437,851

144	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Facilities (continued)
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.†	9.75%	12/1/2026	$12,857	$13,958,266
Select Medical Corp.†	6.25%	8/15/2026	27,976	29,473,975
Surgery Center Holdings, Inc.†	6.75%	7/1/2025	9,018	8,284,341
Surgery Center Holdings, Inc.†	10.00%	4/15/2027	16,728	16,703,912
Tenet Healthcare Corp.	5.125%	5/1/2025	26,075	26,542,394
Tenet Healthcare Corp.†	4.875%	1/1/2026	10,029	10,322,599
Tenet Healthcare Corp.†	6.25%	2/1/2027	45,418	47,078,709
Tenet Healthcare Corp.	6.75%	6/15/2023	12,711	13,347,885
Total				407,040,018

Health Services 1.63%
Air Medical Group Holdings, Inc.†	6.375%	5/15/2023	19,825	18,906,012
Catalent Pharma Solutions, Inc.†	5.00%	7/15/2027	11,191	11,496,682
Hadrian Merger Sub, Inc.†	8.50%	5/1/2026	19,519	16,563,043
Radiology Partners, Inc.†	9.25%	2/1/2028	22,320	21,636,450
Service Corp. International	4.625%	12/15/2027	5,284	5,575,703
Service Corp. International	5.125%	6/1/2029	12,941	13,973,886
US Renal Care, Inc.†	10.625%	7/15/2027	15,908	16,600,952
Verscend Escrow Corp.†	9.75%	8/15/2026	6,185	6,668,389
West Street Merger Sub, Inc.†	6.375%	9/1/2025	11,374	11,238,820
Total				122,659,937

Hotels 0.66%
ESH Hospitality, Inc.†	5.25%	5/1/2025	5,547	5,408,907
Hilton Domestic Operating Co., Inc.	4.875%	1/15/2030	6,527	6,513,326
Hilton Domestic Operating Co., Inc.	5.125%	5/1/2026	17,202	17,312,781
Marriott International, Inc.	5.75%	5/1/2025	8,394	9,073,233
Wyndham Hotels & Resorts, Inc.†	5.375%	4/15/2026	11,571	11,027,568
Total				49,335,815

Insurance Brokerage 0.66%
Acrisure LLC/Acrisure Finance, Inc.†	7.00%	11/15/2025	14,946	14,226,873
Acrisure LLC/Acrisure Finance, Inc.†	8.125%	2/15/2024	14,124	15,013,177
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer†	6.75%	10/15/2027	11,910	12,175,057
HUB International Ltd.†	7.00%	5/1/2026	7,997	8,238,709
Total				49,653,816

See Notes to Financial Statements.	145

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Integrated Energy 0.77%
Cenovus Energy, Inc. (Canada)(d)	5.40%	6/15/2047		$27,835	$21,964,512
Hess Corp.	5.60%	2/15/2041		9,741	9,688,727
Hess Corp.	5.80%	4/1/2047		206	207,433
Occidental Petroleum Corp.	2.70%	2/15/2023		5,950	5,133,660
Occidental Petroleum Corp.	3.125%	2/15/2022		11,159	10,504,413
Petrobras Global Finance BV (Netherlands)(d)(j)	5.60%	1/3/2031		10,792	10,665,734
Total					58,164,479

Investments & Miscellaneous Financial Services 0.55%
AG Issuer LLC†	6.25%	3/1/2028		7,113	6,625,937
Fairstone Financial, Inc. (Canada)†(d)	7.875%	7/15/2024		13,285	13,283,605
Global Aircraft Leasing Co. Ltd. PIK 7.25%†	6.50%	9/15/2024		9,374	5,129,500
LHC3 plc PIK 4.88%(a)	4.125%	8/15/2024	EUR	7,790	8,742,219
Muthoot Finance Ltd. (India)†(d)	4.40%	9/2/2023		$8,507	7,809,000
Total					41,590,261

Machinery 0.83%
Clark Equipment Co.†	5.875%	6/1/2025		7,384	7,651,670
Itron, Inc.†	5.00%	1/15/2026		11,544	11,642,817
Mueller Water Products, Inc.†	5.50%	6/15/2026		16,808	17,372,076
RBS Global, Inc./Rexnord LLC†	4.875%	12/15/2025		25,501	25,452,931
Total					62,119,494

Managed Care 1.50%
Centene Corp.	3.375%	2/15/2030		22,547	22,740,115
Centene Corp.	4.25%	12/15/2027		14,639	15,326,081
Centene Corp.	4.625%	12/15/2029		37,344	40,374,466
Molina Healthcare, Inc.†	4.875%	6/15/2025		18,755	19,151,575
MPH Acquisition Holdings LLC†	7.125%	6/1/2024		15,680	14,866,443
Total					112,458,680

Media: Content 4.13%
AMC Networks, Inc.	4.75%	8/1/2025		33,190	33,525,385
AMC Networks, Inc.	5.00%	4/1/2024		6,341	6,376,668
Banijay Entertainment SASU (France)†(d)	5.375%	3/1/2025		7,750	7,696,719
Belo Corp.	7.25%	9/15/2027		11,082	11,453,912
EW Scripps Co. (The)†	5.125%	5/15/2025		14,494	13,532,251
Gray Television, Inc.†	5.875%	7/15/2026		11,267	11,659,261
Gray Television, Inc.†	7.00%	5/15/2027		17,046	18,044,299
iHeart Communications, Inc.	8.375%	5/1/2027		13,944	13,070,303

146	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Media: Content (continued)
Netflix, Inc.†	3.625%	6/15/2025		$2,505	$2,577,019
Netflix, Inc.(a)	3.625%	5/15/2027	EUR	30,266	35,874,076
Netflix, Inc.†(a)	3.625%	6/15/2030	EUR	11,539	13,286,002
Netflix, Inc.†(a)	3.875%	11/15/2029	EUR	8,134	9,525,753
Netflix, Inc.(a)	4.625%	5/15/2029	EUR	12,367	15,231,208
Netflix, Inc.	4.875%	4/15/2028		$25,360	27,151,811
Netflix, Inc.†	4.875%	6/15/2030		22,200	24,018,513
Nexstar Broadcasting, Inc.†	5.625%	7/15/2027		30,255	31,081,415
Sirius XM Radio, Inc.†	5.00%	8/1/2027		27,746	29,058,802
Univision Communications, Inc.†	5.125%	2/15/2025		7,135	6,843,428
Total					310,006,825

Medical Products 0.15%
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA†	7.25%	2/1/2028		11,020	10,999,338

Metals/Mining (Excluding Steel) 2.90%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP (Canada)†(d)	8.75%	7/15/2026		18,525	17,271,136
Barminco Finance Pty Ltd. (Australia)†(d)	6.625%	5/15/2022		9,650	9,487,156
Coeur Mining, Inc.	5.875%	6/1/2024		15,330	15,044,172
Compass Minerals International, Inc.†	6.75%	12/1/2027		11,682	12,310,316
FMG Resources August 2006 Pty Ltd. (Australia)†(d)	4.50%	9/15/2027		23,552	23,810,954
Freeport-McMoRan, Inc.	3.875%	3/15/2023		10,486	10,596,365
Freeport-McMoRan, Inc.	4.125%	3/1/2028		15,876	15,464,256
Freeport-McMoRan, Inc.	4.25%	3/1/2030		21,327	20,720,567
Freeport-McMoRan, Inc.	5.25%	9/1/2029		22,564	23,236,746
Hecla Mining Co.	7.25%	2/15/2028		25,239	25,712,105
Kaiser Aluminum Corp.†	6.50%	5/1/2025		10,586	10,903,580
Mirabela Nickel Ltd. (Australia)(d)	1.00%	9/10/2044		51	5	(b)
Nexa Resources SA (Brazil)†(d)	5.375%	5/4/2027		8,415	8,076,885
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025		10,239	9,349,385
Warrior Met Coal, Inc.†	8.00%	11/1/2024		16,387	16,235,912
Total					218,219,540

Oil Field Equipment & Services 1.29%
Apergy Corp.	6.375%	5/1/2026		24,196	22,290,323
Archrock Partners LP/Archrock Partners Finance Corp.†	6.875%	4/1/2027		8,835	8,463,091
Exterran Energy Solutions LP/EES Finance Corp.	8.125%	5/1/2025		8,373	6,477,730

See Notes to Financial Statements.	147

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Oil Field Equipment & Services (continued)
FTS International, Inc.	6.25%	5/1/2022		$7,131	$1,854,060
Oceaneering International, Inc.	4.65%	11/15/2024		18,829	14,605,184
Oceaneering International, Inc.	6.00%	2/1/2028		15,432	10,394,378
Transocean Pontus Ltd.†	6.125%	8/1/2025		5,231	4,995,868
Transocean Poseidon Ltd.†	6.875%	2/1/2027		16,645	15,230,175
Transocean Proteus Ltd.†	6.25%	12/1/2024		12,948	12,494,723
Total					96,805,532

Oil Refining & Marketing 0.38%
Citgo Holding, Inc.†	9.25%	8/1/2024		15,167	14,645,634
PBF Holding Co. LLC/PBF Finance Corp.†	6.00%	2/15/2028		10,164	8,569,421
PBF Holding Co. LLC/PBF Finance Corp.†	9.25%	5/15/2025		5,045	5,474,935
Total					28,689,990

Packaging 0.82%
Ball Corp.	4.875%	3/15/2026		4,792	5,285,265
Intertape Polymer Group, Inc. (Canada)†(d)	7.00%	10/15/2026		13,553	13,872,309
Pactiv LLC	7.95%	12/15/2025		9,754	10,423,563
Sealed Air Corp.†	6.875%	7/15/2033		14,508	17,171,088
Trident TPI Holdings, Inc.†	9.25%	8/1/2024		2,170	2,123,660
TriMas Corp.†	4.875%	10/15/2025		7,379	7,340,961
Trivium Packaging Finance BV (Netherlands)†(d)	5.50%	8/15/2026		5,151	5,415,813
Total					61,632,659

Personal & Household Products 1.13%
Coty, Inc.†	6.50%	4/15/2026		14,324	11,898,302
Dometic Group AB(a)	3.00%	5/8/2026	EUR	7,978	8,112,080
Mattel, Inc.	5.45%	11/1/2041		$8,742	7,293,407
Mattel, Inc.†	5.875%	12/15/2027		6,897	7,033,664
Mattel, Inc.†	6.75%	12/31/2025		15,025	15,702,703
Newell Brands, Inc.	5.875%	4/1/2036		22,651	23,783,550
Revlon Consumer Products Corp.	5.75%	2/15/2021		6,608	4,334,418
Scotts Miracle-Gro Co. (The)	4.50%	10/15/2029		6,714	6,903,033
Total					85,061,157

Pharmaceuticals 1.39%
Bausch Health Americas, Inc.†	8.50%	1/31/2027		38,710	42,393,837
Bausch Health Cos, Inc.†	5.00%	1/30/2028		26,226	25,422,304
Bausch Health Cos, Inc.†	5.25%	1/30/2030		6,494	6,400,649
Horizon Therapeutics USA, Inc.†	5.50%	8/1/2027		20,544	21,824,200

148	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Co. BV (Curacao)(d)	2.95%	12/18/2022		$8,894	$8,535,794
Total					104,576,784

Rail 0.10%
Rumo Luxembourg Sarl (Luxembourg)†(d)	5.875%	1/18/2025		7,224	7,425,947

Real Estate Development & Management 0.62%
Forestar Group, Inc.†	5.00%	3/1/2028		10,829	10,312,944
Kaisa Group Holdings Ltd. (China)(d)	9.375%	6/30/2024		17,614	15,504,985
Ronshine China Holdings Ltd. (China)(d)	8.10%	6/9/2023		9,064	9,108,646
Sunac China Holdings Ltd. (China)(d)	7.875%	2/15/2022		11,671	11,744,814
Total					46,671,389

Real Estate Investment Trusts 0.32%
American Homes 4 Rent LP	4.25%	2/15/2028		1,248	1,229,066
American Homes 4 Rent LP	4.90%	2/15/2029		846	857,035
ESH Hospitality, Inc.†	4.625%	10/1/2027		23,242	22,046,548
Total					24,132,649

Recreation & Travel 1.49%
Boyne USA, Inc.†	7.25%	5/1/2025		4,280	4,541,700
Carnival Corp.†	11.50%	4/1/2023		18,606	19,858,985
Inter Media & Communication SpA†(a)	4.875%	12/31/2022	EUR	7,589	8,023,843
Merlin Entertainments Ltd. (United Kingdom)†(d)	5.75%	6/15/2026		$14,336	13,819,044
Motion Finco Sarl†(a)	7.00%	5/15/2025	EUR	6,300	7,286,163
NCL Corp. Ltd.†	12.25%	5/15/2024		$6,381	6,891,480
Pinnacle Bidco plc(a)	6.375%	2/15/2025	GBP	7,604	7,818,667
Royal Caribbean Cruises Ltd.†	11.50%	6/1/2025		$10,655	11,307,020
Vail Resorts, Inc.†	6.25%	5/15/2025		10,278	10,843,290
Viking Cruises Ltd.†	13.00%	5/15/2025		7,145	7,752,325
VOC Escrow Ltd.†	5.00%	2/15/2028		17,203	14,152,650
Total					112,295,167

Restaurants 0.92%
1011778 BC ULC/New Red Finance, Inc. (Canada)†(d)	4.375%	1/15/2028		7,449	7,335,887
1011778 BC ULC/New Red Finance, Inc. (Canada)†(d)	5.00%	10/15/2025		6,221	6,303,708
IRB Holding Corp.†	6.75%	2/15/2026		16,959	15,938,238
IRB Holding Corp.†	7.00%	6/15/2025		5,834	6,067,360
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC†	4.75%	6/1/2027		11,882	12,352,468
Wendy’s International LLC	7.00%	12/15/2025		5,154	5,149,181

See Notes to Financial Statements.	149

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Restaurants (continued)
Yum! Brands, Inc.	5.35%	11/1/2043		$16,487	$16,157,260
Total					69,304,102

Software/Services 1.99%
Banff Merger Sub, Inc.†	9.75%	9/1/2026		10,969	11,044,083
Castle US Holding Corp.†	9.50%	2/15/2028		8,293	7,733,181
Fair Isaac Corp.†	4.00%	6/15/2028		15,089	15,192,737
Fair Isaac Corp.†	5.25%	5/15/2026		9,983	10,799,010
Go Daddy Operating Co. LLC/GD Finance Co., Inc.†	5.25%	12/1/2027		6,753	7,106,283
GrubHub Holdings, Inc.†	5.50%	7/1/2027		22,402	21,837,806
Match Group, Inc.†	4.125%	8/1/2030		14,385	14,131,033
Match Group, Inc.†	5.00%	12/15/2027		6,904	7,249,338
PTC, Inc.†	3.625%	2/15/2025		11,093	11,183,131
PTC, Inc.†	4.00%	2/15/2028		9,121	9,149,503
Rackspace Hosting, Inc.†	8.625%	11/15/2024		12,108	12,690,698
VeriSign, Inc.	5.25%	4/1/2025		9,788	10,778,007
Veritas US, Inc./Veritas Bermuda Ltd.†	10.50%	2/1/2024		11,348	10,368,043
Total					149,262,853

Specialty Retail 2.32%
Carvana Co.†	8.875%	10/1/2023		11,148	11,308,141
Dutch Lion BV PIK 12.00%†(a)	11.25%	6/15/2020	EUR	9,153	1,016
eG Global Finance plc (United Kingdom)†(d)	8.50%	10/30/2025		$14,130	14,767,334
Gap, Inc. (The)†	8.625%	5/15/2025		8,689	9,117,802
Gap, Inc. (The)†	8.875%	5/15/2027		7,145	7,520,113
KGA Escrow LLC†	7.50%	8/15/2023		4,663	4,353,587
Lithia Motors, Inc.†	4.625%	12/15/2027		8,910	8,625,994
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc.†	7.875%	10/1/2022		6,624	4,925,043
Murphy Oil USA, Inc.	4.75%	9/15/2029		18,673	19,233,470
Murphy Oil USA, Inc.	5.625%	5/1/2027		8,668	9,067,248
PetSmart, Inc.†	5.875%	6/1/2025		13,728	13,770,900
PetSmart, Inc.†	7.125%	3/15/2023		6,072	5,908,815
PetSmart, Inc.†	8.875%	6/1/2025		8,732	8,693,797
Sally Holdings LLC/Sally Capital, Inc.	5.625%	12/1/2025		10,333	10,115,025
Sally Holdings LLC/Sally Capital, Inc.†	8.75%	4/30/2025		12,410	13,526,900
Sonic Automotive, Inc.	6.125%	3/15/2027		8,561	8,521,876
William Carter Co. (The)†	5.50%	5/15/2025		12,051	12,442,657
William Carter Co. (The)†	5.625%	3/15/2027		12,004	12,296,838
Total					174,196,556

150	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Steel Producers/Products 0.19%
CSN Islands XI Corp.†	6.75%	1/28/2028	$9,088	$7,134,080
CSN Resources SA (Brazil)†(d)	7.625%	4/17/2026	8,693	7,249,962
Total				14,384,042

Support: Services 2.70%
Ahern Rentals, Inc.†	7.375%	5/15/2023	9,694	4,252,225
Algeco Global Finance plc (United Kingdom)†(d)	8.00%	2/15/2023	6,975	6,368,977
Brand Industrial Service, Inc.†	8.50%	7/15/2025	7,927	7,020,270
Brink’s Co. (The)†	4.625%	10/15/2027	12,661	11,878,613
Capitol Investment Merger Sub 2 LLC†	10.00%	8/1/2024	15,794	15,144,156
Garda World Security Corp. (Canada)†(d)	4.625%	2/15/2027	17,955	18,168,215
Garda World Security Corp. (Canada)†(d)	9.50%	11/1/2027	10,355	10,771,116
H&E Equipment Services, Inc.	5.625%	9/1/2025	10,554	10,341,812
Leidos, Inc.†	4.375%	5/15/2030	8,560	9,468,901
Maxim Crane Works Holdings Capital LLC†	10.125%	8/1/2024	6,587	6,439,484
Presidio Holdings, Inc.†	4.875%	2/1/2027	8,019	7,977,662
Presidio Holdings, Inc.†	8.25%	2/1/2028	6,737	6,673,841
Sabre GLBL, Inc.†	9.25%	4/15/2025	10,290	10,984,575
Science Applications International Corp.†	4.875%	4/1/2028	11,027	11,287,182
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.†	6.75%	6/1/2025	7,651	7,636,578
Uber Technologies, Inc.†	8.00%	11/1/2026	14,065	14,340,604
United Rentals North America, Inc.	4.875%	1/15/2028	35,628	36,790,007
WeWork Cos., Inc.†	7.875%	5/1/2025	14,616	6,933,611
Total				202,477,829

Technology Hardware & Equipment 0.74%
CDW LLC/CDW Finance Corp.	4.125%	5/1/2025	9,845	10,115,737
CDW LLC/CDW Finance Corp.	5.50%	12/1/2024	8,825	9,609,145
Western Digital Corp.	4.75%	2/15/2026	33,803	35,656,926
Total				55,381,808

Telecommunications: Satellite 0.63%
Connect Finco SARL/Connect US Finco LLC (Luxembourg)†(d)	6.75%	10/1/2026	23,028	22,373,199
Hughes Satellite Systems Corp.	5.25%	8/1/2026	6,723	6,982,239
ViaSat, Inc.†	5.625%	4/15/2027	17,959	18,186,810
Total				47,542,248

See Notes to Financial Statements.	151

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2020

Investments	Interest Rate		Maturity Date		Principal Amount (000)		Fair Value
Telecommunications: Wireless 2.06%
Sprint Capital Corp.	6.875%		11/15/2028			$105,704	$130,789,145
T-Mobile USA, Inc.†	3.875%		4/15/2030			5,890	6,414,681
T-Mobile USA, Inc.†	4.50%		4/15/2050			4,069	4,595,244
VF Ukraine PAT via VFU Funding PLC (Ukraine)†(d)	6.20%		2/11/2025			13,200	13,002,000
Total							154,801,070

Telecommunications: Wireline Integrated & Services 1.41%
Altice Financing SA (Luxembourg)†(d)	7.50%		5/15/2026			10,665	11,253,548
Altice France Holding SA (Luxembourg)†(d)	6.00%		2/15/2028			7,398	7,250,040
Altice France Holding SA (Luxembourg)†(d)	10.50%		5/15/2027			10,467	11,644,537
Altice France SA†(a)	3.375%		1/15/2028		EUR	4,934	5,309,776
AT&T, Inc.(a)	2.875% (5yr EUR CMT + 3.14%)	#	–	(h)	EUR	6,400	6,704,477
Consolidated Communications, Inc.	6.50%		10/1/2022			$8,038	7,732,516
DKT Finance ApS (Denmark)†(d)	9.375%		6/17/2023			11,229	11,341,290
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.†(j)	10.75%		6/1/2028			6,833	7,208,815
Telefonica Celular del Paraguay SA (Paraguay)†(d)	5.875%		4/15/2027			9,199	9,350,784
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC	8.25%		10/15/2023			7,592	7,157,927
Zayo Group Holdings, Inc.†	4.00%		3/1/2027			6,445	6,363,439
Zayo Group Holdings, Inc.†	6.125%		3/1/2028			14,810	14,659,604
Total							105,976,753

Transportation: Infrastructure/Services 0.99%
Adani Ports & Special Economic Zone Ltd. (India)†(d)	4.375%		7/3/2029			7,383	7,076,710
Autopistas del Sol SA (Costa Rica)†(d)	7.375%		12/30/2030			7,284	6,581,278
Golar LNG Partners LP (United Kingdom)†(d)	8.394% (3 Mo. LIBOR + 8.10%)	#	11/15/2022			7,000	5,425,000
Stena AB (Sweden)†(d)	7.00%		2/1/2024			10,347	9,350,015
Stena International SA (Luxembourg)†(d)	6.125%		2/1/2025			9,586	8,609,426
Teekay Corp.†	9.25%		11/15/2022			7,472	7,283,444
TransJamaican Highway Ltd. (Jamaica)†(d)	5.75%		10/10/2036			9,775	9,267,922
XPO CNW, Inc.	6.70%		5/1/2034			10,312	10,147,266
XPO Logistics, Inc.†	6.25%		5/1/2025			10,111	10,577,117
Total							74,318,178
Total High Yield Corporate Bonds (cost $6,613,192,442)							6,575,969,813

152	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2020

Investments	Dividend Rate		Shares (000)	Fair Value
PREFERRED STOCKS 0.06%

ENERGY: EXPLORATION & PRODUCTION 0.00%
Templar Energy LLC	Zero Coupon		220	$–	(b)

TRANSPORTATION: INFRASTRUCTURE/SERVICES 0.06%
ACBL Holdings Corp.	Zero Coupon		83	2,067,600	(b)
ACBL Holdings Corp.	Zero Coupon		102	2,550,350	(b)
Total Preferred Stocks (cost $6,531,418)				4,617,950

	Exercise Price	Expiration Date

WARRANT 0.00%

Personal & Household Products
Remington Outdoor Co., Inc.* (cost $754,851)	$35.05	5/15/2022	129	1,294	(c)
Total Long-Term Investments (cost $7,545,563,768)				7,473,282,371

			Principal Amount (000)

SHORT-TERM INVESTMENT 0.57%

REPURCHASE AGREEMENT
Repurchase Agreement dated 5/29/2020, 0.00% due 6/1/2020 with Fixed Income Clearing Corp. collateralized by $38,355,000 of U.S. Treasury Inflation Indexed Note at 0.125% due 1/15/2023; value: $43,341,649; proceeds: $42,486,891 (cost $42,486,891)			$42,487	42,486,891
Total Investments in Securities 100.04% (cost $7,588,050,659)				7,515,769,262
Less Unfunded Loan Commitments (0.07)% (cost $5,465,068)				(5,377,015)
Net Investments 99.97% (cost $7,582,585,591)				7,510,392,247
Cash, Foreign Cash and Other Assets in Excess of Liabilities(k) 0.03%				2,687,239
Net Assets 100.00%				$7,513,079,486

CAD	Canadian dollar.
EUR	Euro.
GBP	British pound.
CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
SOFR	Secured Over Night Financing Rate.
Units	More than one class of securities traded together.

See Notes to Financial Statements.	153

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2020

*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At May 31, 2020, the total value of Rule 144A securities was $3,973,943,019, which represents 52.89% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2020.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Level 3 Investment as described in Note 2(t) in the Notes to Financials. Security fair valued by the Pricing Committee.
(c)	Level 3 Investment as described in Note 2(t) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(d)	Foreign security traded in U.S. dollars.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2020.
(f)	Interest rate to be determined.
(g)	Level 3 Investment as described in Note 2(t) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(h)	Security is perpetual in nature and has no stated maturity.
(i)	Defaulted (non-income producing security).
(j)	Securities purchased on a when-issued basis (See Note 2(i)).
(k)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Centrally Cleared Credit Default Swaps on Indexes - Sell Protection at May 31, 2020(1):

Referenced Index	Central Clearing party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation(3)
Markit CDX. NA.HY.34(4)(5)	Credit Suisse	5.00%	06/20/2025	$411,198,321	$403,064,983	$(24,121,768)	$15,988,430

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $15,988,430. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities.

154	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2020

Credit Default Swaps on Issuer - Sell Protection at May 31, 2020(1):

Referenced Issuer	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Depreciation(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Tesla	J.P. Morgan	5.00%	6/20/2020	$7,938,000	$7,929,472	$(17,525)	$8,997	$(8,528)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps in Indexes amounted to $8,997. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(4)	Includes upfront payments received.

Open Forward Foreign Currency Exchange Contracts at May 31, 2020:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Buy	Bank of America	6/5/2020	3,160,000	$3,692,890	$3,902,625	$209,735
British pound	Buy	Morgan Stanley	6/5/2020	1,825,000	2,247,345	2,253,890	6,545
Euro	Buy	Morgan Stanley	6/9/2020	271,000	296,044	300,864	4,820
Euro	Buy	Morgan Stanley	6/9/2020	990,000	1,081,736	1,099,098	17,362
Euro	Buy	Morgan Stanley	6/9/2020	2,631,000	2,846,444	2,920,937	74,493
British pound	Sell	Bank of America	6/5/2020	38,100,000	48,840,009	47,053,803	1,786,206
British pound	Sell	Bank of America	6/5/2020	2,351,000	2,926,948	2,903,504	23,444
British pound	Sell	Morgan Stanley	6/5/2020	432,000	536,022	533,524	2,498
Euro	Sell	Bank of America	6/9/2020	2,846,000	3,168,381	3,159,630	8,751
Euro	Sell	State Street Bank and Trust	6/9/2020	104,000,000	117,254,800	115,460,841	1,793,959
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$3,927,813

See Notes to Financial Statements.	155

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2020

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Buy	Bank of America	6/5/2020	2,847,000	$3,517,343	$3,516,068	$(1,275)
British pound	Buy	Morgan Stanley	6/5/2020	2,000,000	2,505,711	2,470,016	(35,695)
Euro	Sell	Bank of America	6/9/2020	4,320,000	4,688,081	4,796,065	(107,984)
Euro	Sell	Bank of America	6/9/2020	3,767,000	4,086,347	4,182,125	(95,778)
Euro	Sell	Bank of America	6/9/2020	926,000	1,014,744	1,028,046	(13,302)
Euro	Sell	J.P. Morgan	6/9/2020	5,500,000	6,093,655	6,106,102	(12,447)
Euro	Sell	J.P. Morgan	6/9/2020	964,000	1,067,862	1,070,233	(2,371)
Euro	Sell	Morgan Stanley	6/9/2020	1,341,000	1,457,072	1,488,779	(31,707)
Euro	Sell	Morgan Stanley	6/9/2020	1,570,000	1,726,568	1,743,015	(16,447)
Euro	Sell	Morgan Stanley	6/9/2020	3,006,000	3,251,987	3,337,262	(85,275)
Euro	Sell	Goldman Sachs	9/4/2020	5,700,000	6,195,683	6,339,821	(144,138)
Euro	Sell	J.P. Morgan	9/4/2020	3,700,000	4,023,162	4,115,322	(92,160)
Euro	Sell	Morgan Stanley	9/4/2020	5,100,000	5,530,464	5,672,472	(142,008)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(780,587)

Open Futures Contracts at May 31, 2020:

Type	Expiration	Contracts	Position		Notional Amount		Notional Value	Unrealized Appreciation
Euro- Bobl	June 2020	30	Short	EUR	(4,079,947)	EUR	(4,054,500)	$28,247
Euro- Bobl	June 2020	313	Short		(54,645,959)		(53,979,980)	739,271
U.S. 10-Year Treasury Note	September 2020	1,663	Long		$230,786,434		$231,260,938	474,504
U.S. 2-Year Treasury Note	September 2020	7,086	Long		1,564,210,195		1,564,898,812	688,617
U.S. Long Bond	September 2020	975	Long		173,037,706		173,915,625	877,919
Total Unrealized Appreciation on Open Futures Contracts								$2,808,558

Type	Expiration	Contracts	Position		Notional Amount		Notional Value	Unrealized Depreciation
U.S. 10-Year Ultra Treasury Bond	September 2020	1,138	Short		$(178,383,810)		$(179,039,406)	$(655,596)
U.S. 5-Year Treasury Note	September 2020	2,271	Short		(284,831,159)		(285,294,375)	(463,216)
U.S. Ultra Treasury Bond	September 2020	675	Short		(145,548,110)		(147,171,093)	(1,622,983)
Total Unrealized Depreciation on Open Futures Contracts								$(2,741,795)

156	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2020

The following is a summary of the inputs used as of May 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Energy: Exploration & Production	$7,350,208	$–	$19,932	$7,370,140
Food & Drug Retailers	4,406,655	–	295	4,406,950
Investments & Miscellaneous Financial Services	7,716,990	–	48,812	7,765,802
Personal & Household Products	24,717,412	64,163	6,669,418	31,450,993
Specialty Retail	8,548,806	2,712,084	–	11,260,890
Transportation: Infrastructure/Services	–	–	1,872,671	1,872,671
Remaining Industries	150,312,288	–	–	150,312,288
Convertible Bonds	–	168,454,884	–	168,454,884
Floating Rate Loans
Consumer Cyclicals	–	–	1,020,635	1,020,635
Energy: Exploration & Production	–	–	324,463	324,463
Food & Drug Retailers	–	–	711,531	711,531
Gaming	–	21,352,130	6,833,579	28,185,709
Health Services	–	40,295,202	15,637,800	55,933,002
Oil Field Equipment & Services	–	–	9,543,318	9,543,318
Personal & Household Products	–	19,804,030	3,538,541	23,342,571
Recreation & Travel	–	14,087,040	2,144,296	16,231,336
Support: Services	–	47,536,761	32,924,111	80,460,872
Remaining Industries	–	289,750,749	–	289,750,749
Less Unfunded Commitments	–	(4,915,287)	(461,728)	(5,377,015)
Foreign Government Obligation	–	4,294,510	–	4,294,510
High Yield Corporate Bonds
Automakers	–	197,410,182	850	197,411,032
Banking	–	183,981,028	1,000	183,982,028
Metals/Mining (Excluding Steel)	–	218,219,535	5	218,219,540
Remaining Industries	–	5,976,357,213	–	5,976,357,213
Preferred Stocks	–	–	4,617,950	4,617,950
Warrant	–	–	1,294	1,294
Short-Term Investment
Repurchase Agreement	–	42,486,891	–	42,486,891
Total	$203,052,359	$7,221,891,115	$85,448,773	$7,510,392,247

See Notes to Financial Statements.	157

Schedule of Investments (unaudited)(concluded)

HIGH YIELD FUND May 31, 2020

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$15,988,430	$–	$15,988,430
Liabilities	–	–	–	–
Credit Default Swap Contracts
Assets	–	–	–	–
Liabilities	–	(8,528)	–	(8,528)
Forward Foreign Currency Exchange Contracts
Assets	–	3,927,813	–	3,927,813
Liabilities	–	(780,587)	–	(780,587)
Futures Contracts
Assets	2,808,558	–	–	2,808,558
Liabilities	(2,741,795)	–	–	(2,741,795)
Total	$66,763	$19,127,128	$–	$19,193,891

(1)	Refer to Note 2(t) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Common Stocks	Floating Rate Loans	High Yield Corporate Bonds	Preferred Stock	Warrants
Balance as of December 1, 2019	$49,009	$77,069,847	$2,619,355	$–	$1,294
Accrued Discounts (Premiums)	–	261,585	88	–	–
Realized Gain (Loss)	–	(31,075)	1,235,890	–	–
Change in Unrealized Appreciation (Depreciation)	(540,379)	(9,962,312)	(1,473,915)	–	–
Purchases	680,387	49,792,004	30,000	4,617,950	–
Sales	–	(31,195,807)	(2,409,563)	–	–
Transfers into Level 3	38,422,111	8,775,689	–	–	–
Transfers out of Level 3	–	(22,493,385)	–	–	–
Balance as of May 31, 2020	$38,611,128	$72,216,546	$1,855	$4,617,950	$1,294
Change in unrealized appreciation/depreciation for the period ended May 31, 2020, related to Level 3 investments held at May 31, 2020	$(540,379)	$(8,538,406)	$–	$–	$–

158	See Notes to Financial Statements.

Schedule of Investments (unaudited)

INCOME FUND May 31, 2020

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
LONG-TERM INVESTMENTS 94.54%

ASSET-BACKED SECURITIES 5.77%

Automobiles 0.81%
ACC Trust 2018-1 B†	4.82%		5/20/2021	$479	$479,498
ACC Trust 2018-1 C†	6.81%		2/21/2023	870	865,303
Avis Budget Rental Car Funding AESOP LLC 2015-2A†	2.63%		12/20/2021	710	697,657
BMW Vehicle Lease Trust 2019-1 A2	2.79%		3/22/2021	1,406	1,410,693
CPS Auto Trust 2017-A D†	4.61%		12/15/2022	2,500	2,531,760
Drive Auto Receivables Trust 2016-CA D†	4.18%		3/15/2024	502	506,445
Enterprise Fleet Financing LLC 2018-1 A2†	2.87%		10/20/2023	686	690,304
Flagship Credit Auto Trust 2019-1 D†	4.08%		2/18/2025	4,000	4,096,348
Foursight Capital Automobile Receivables Trust 2018-1 D†	4.19%		11/15/2023	3,500	3,595,790
Santander Drive Auto Receivables Trust 2016-1 D	4.02%		4/15/2022	556	557,767
Westlake Automobile Receivables Trust 2020-1A C†	2.52%		4/15/2025	5,846	5,788,628
Total					21,220,193

Credit Cards 0.49%
Perimeter Master Note Business Trust 2019-2A A†	4.23%		5/15/2024	2,831	2,854,877
Synchrony Credit Card Master Note Trust 2017-2 B	2.82%		10/15/2025	1,844	1,915,628
World Financial Network Credit Card Master Trust 2016-A	2.03%		4/15/2025	4,424	4,445,046
World Financial Network Credit Card Master Trust 2017-C M	2.66%		8/15/2024	3,684	3,678,669
Total					12,894,220

Other 4.47%
ALM VII Ltd. 2012-7A A2R2†	3.069% (3 Mo. LIBOR +1.85%	)#	7/15/2029	5,883	5,779,607
AMMC CLO XIV Ltd. 2014-14A A2LR†	2.691% (3 Mo. LIBOR +1.70%	)#	7/25/2029	2,350	2,260,502
Apex Credit CLO Ltd. 2016-1A B1R†	2.841% (3 Mo. LIBOR + 1.85%	)#	10/27/2028	796	768,769
Apex Credit CLO Ltd. 2017-1A B†	2.97% (3 Mo. LIBOR + 1.95%	)#	4/24/2029	876	846,205
Avery Point IV CLO Ltd. 2014-1A BR†	2.591% (3 Mo. LIBOR + 1.60%	)#	4/25/2026	1,294	1,286,636
Avery Point V CLO Ltd. 2014-5A AR†	2.115% (3 Mo. LIBOR + .98%	)#	7/17/2026	361	356,616

See Notes to Financial Statements.	159

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2020

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Other (continued)
Benefit Street Partners Clo XII Ltd. 2017-12A C†	4.269% (3 Mo. LIBOR + 3.05%	)#	10/15/2030	$1,950	$1,677,793
BlueMountain CLO Ltd. 2013-1A A2R2†	2.885% (3 Mo. LIBOR + 1.75%	)#	1/20/2029	1,308	1,284,525
BlueMountain CLO Ltd. 2016-1A BR†	2.485% (3 Mo. LIBOR + 1.35%	)#	4/20/2027	4,939	4,764,900
Bowman Park CLO Ltd. 2014-1A AR†	1.54% (3 Mo. LIBOR + 1.18%	)#	11/23/2025	802	797,285
BSPRT Issuer Ltd. 2018-FL4 A†	1.234% (1 Mo. LIBOR + 1.05%	)#	9/15/2035	3,888	3,746,168
Cedar Funding VI CLO Ltd. 2016-6A BR†	2.735% (3 Mo. LIBOR + 1.60%	)#	10/20/2028	2,500	2,417,433
Cent CLO Ltd. 2013-19A A1A†	2.171% (3 Mo. LIBOR + 1.33%	)#	10/29/2025	941	938,462
Conn’s Receivables Funding LLC 2017-B C†	5.95%		11/15/2022	1,463	1,463,494
Diamond Resorts Owner Trust 2016-1 A†	3.08%		11/20/2028	137	136,646
DRB Prime Student Loan Trust 2015-D A2†	3.20%		1/25/2040	798	806,842
Elevation CLO 2014-2 Ltd. 2014-2A DR†	4.419% (3 Mo. LIBOR + 3.20%	)#	10/15/2029	1,000	834,028	(a)
Galaxy XXI CLO Ltd. 2015-21A AR†	2.155% (3 Mo. LIBOR + 1.02%	)#	4/20/2031	1,012	986,285
Halcyon Loan Advisors Funding Ltd. 2015-2A CR†	3.141% (3 Mo. LIBOR + 2.15%	)#	7/25/2027	895	845,953
Hardee’s Funding LLC 2018-1A A23†	5.71%		6/20/2048	3,662	3,406,515
Hardee’s Funding LLC 2018-1A A2II†	4.959%		6/20/2048	4,514	4,220,693
HPS Loan Management 10-2016 Ltd. A2R†	2.885% (3 Mo. LIBOR + 1.75%	)#	1/20/2028	1,979	1,924,026
Jamestown CLO IX Ltd. 2016-9A BR†	3.785% (3 Mo. LIBOR + 2.65%	)#	10/20/2028	3,600	3,502,745
Jamestown CLO VII Ltd. 2015-7A A2R†	2.291% (3 Mo. LIBOR + 1.30%	)#	7/25/2027	2,039	1,957,618
Kayne CLO 7 Ltd. 2020-7A A1†	2.607% (3 Mo. LIBOR + 1.20%	)#	4/17/2033	7,851	7,673,977
KKR CLO Ltd. 18 B†	2.835% (3 Mo. LIBOR + 1.70%	)#	7/18/2030	3,722	3,574,055
Marble Point CLO XVII Ltd. 2020-1A A†	2.196% (3 Mo. LIBOR + 1.30%	)#	4/20/2033	4,860	4,723,331
MidOcean Credit CLO VI 2016-6A BR†	3.035% (3 Mo. LIBOR + 1.90%	)#	1/20/2029	1,493	1,462,181
Mountain Hawk III CLO Ltd. 2014-3A AR†	2.335% (3 Mo. LIBOR + 1.20%	)#	4/18/2025	755	754,719

160	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2020

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Other (continued)
Mountain View CLO LLC 2017-1A AR†	2.266% (3 Mo. LIBOR + 1.09%	)#	10/16/2029	$4,505	$4,409,832
Mountain View CLO X Ltd. 2015-10A BR†	2.661% (3 Mo. LIBOR + 1.35%	)#	10/13/2027	2,400	2,315,286
Northwoods Capital 20 Ltd. 2019-20A C†	4.701% (3 Mo. LIBOR + 2.80%	)#	1/25/2030	2,539	2,522,195
Northwoods Capital 20 Ltd. 2019-20A D†	6.151% (3 Mo. LIBOR + 4.25%	)#	1/25/2030	2,939	2,788,286	(a)
Octagon Investment Partners 29 Ltd. 2016-1A AR†	2.20% (3 Mo. LIBOR + 1.18%	)#	1/24/2033	4,419	4,268,743
Octagon Investment Partners 30 Ltd. 2017-1A A2†	2.835% (3 Mo. LIBOR + 1.70%	)#	3/17/2030	4,300	4,141,247
Palmer Square Loan Funding Ltd. 2018-1A A1†	1.819% (3 Mo. LIBOR + .60%	)#	4/15/2026	2,242	2,229,536
Palmer Square Loan Funding Ltd. 2018-1A A2†	2.269% (3 Mo. LIBOR + 1.05%	)#	4/15/2026	1,633	1,590,595
Palmer Square Loan Funding Ltd. 2018-1A B†	2.619% (3 Mo. LIBOR + 1.40%	)#	4/15/2026	1,237	1,178,038
Palmer Square Loan Funding Ltd. 2018-5A A2†	2.535% (3 Mo. LIBOR + 1.40%	)#	1/20/2027	957	934,166
Planet Fitness Master Issuer LLC 2019-1A A2†	3.858%		12/5/2049	2,572	2,010,647
Salem Fields CLO Ltd. 2016-2A A2R†	3.494% (3 Mo. LIBOR + 1.70%	)#	10/25/2028	2,008	1,943,433
SCF Equipment Leasing LLC 2017-2A A†	3.41%		12/20/2023	678	677,920
Seneca Park CLO Ltd. 2014-1A AR†	2.255% (3 Mo. LIBOR + 1.12%	)#	7/17/2026	195	194,345
Shackleton CLO Ltd. 2019-14A A2†	3.035% (3 Mo. LIBOR + 1.90%	)#	7/20/2030	6,782	6,586,959
Sound Point CLO XV Ltd. 2017-1A C†	3.543% (3 Mo. LIBOR + 2.50%	)#	1/23/2029	2,180	2,060,260
Sound Point CLO XVII 2017-3A A2†	2.735% (3 Mo. LIBOR + 1.60%	)#	10/20/2030	7,273	6,865,180
Thacher Park CLO Ltd. 2014-1A AR†	2.295% (3 Mo. LIBOR + 1.16%	)#	10/20/2026	851	845,447
Venture XXIV CLO Ltd. 2016-24A B†	3.185% (3 Mo. LIBOR + 2.05%	)#	10/20/2028	5,000	4,897,007
Total					117,657,131
Total Asset-Backed Securities (cost $156,140,558)					151,771,544

See Notes to Financial Statements.	161

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2020

	Interest	Maturity	Shares	Fair
Investments	Rate	Date	(000)	Value
COMMON STOCKS 0.00%

Oil
Tapstone Energy Holdings III LLC			131	$1,307	(b)
Templar Energy LLC Class A Units			97	7,764	(b)
Total Common Stocks (cost $971,790)				9,071

			Principal
			Amount
			(000)

CORPORATE BONDS 79.09%

Aerospace/Defense 1.92%
BAE Systems Finance, Inc.†	7.50%	7/1/2027	$930	1,174,348
BAE Systems plc (United Kingdom)†(c)	3.40%	4/15/2030	5,052	5,484,684
Boeing Co. (The)	3.60%	5/1/2034	4,125	3,793,260
Boeing Co. (The)	4.875%	5/1/2025	6,748	7,169,851
Boeing Co. (The)	5.15%	5/1/2030	3,525	3,771,313
Boeing Co. (The)	5.705%	5/1/2040	2,990	3,282,586
Boeing Co. (The)	5.805%	5/1/2050	8,644	9,806,258
Boeing Co. (The)	5.93%	5/1/2060	3,348	3,891,887
Lockheed Martin Corp.	7.75%	5/1/2026	900	1,226,085
Lockheed Martin Tactical Systems, Inc.	7.625%	6/15/2025	590	769,202
Northrop Grumman Systems Corp.	7.75%	2/15/2031	1,512	2,261,371
Raytheon Technologies Corp.	2.25%	7/1/2030	7,078	7,266,756
Triumph Group, Inc.	5.25%	6/1/2022	612	502,749
Total				50,400,350

Air Transportation 0.53%
Air Canada 2015-2 Class B Pass-Through Trust (Canada)†(c)	5.00%	6/15/2025	1,961	1,377,914
American Airlines 2013-1 Class B Pass-Through Trust†	5.625%	7/15/2022	3,911	3,519,856
American Airlines 2013-2 Class B Pass-Through Trust†	5.60%	1/15/2022	4,696	4,537,980
American Airlines 2014-1 Class B Pass-Through Trust	4.375%	4/1/2024	5,940	3,566,934
American Airlines Group, Inc.†	3.75%	3/1/2025	1,924	943,058
Total				13,945,742

Apparel 0.25%
PVH Corp.	7.75%	11/15/2023	5,967	6,496,016

162	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2020

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Auto Parts: Original Equipment 0.60%
IHO Verwaltungs GmbH PIK 5.50% (Germany)†(c)	4.75%		9/15/2026	$5,000	$4,807,025
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.†	8.50%		5/15/2027	2,700	2,655,626
ZF North America Capital, Inc.†	4.50%		4/29/2022	1,000	990,950
ZF North America Capital, Inc.†	4.75%		4/29/2025	7,466	7,307,347
Total					15,760,948

Automotive 2.39%
Aston Martin Capital Holdings Ltd. (Jersey)†(c)	6.50%		4/15/2022	1,000	798,880
BMW US Capital LLC†	3.80%		4/6/2023	4,696	4,929,480
Daimler Finance North America LLC†	1.106% (3 Mo. LIBOR + .55%	)#	5/4/2021	264	259,983
Daimler Finance North America LLC†	1.292% (3 Mo. LIBOR + .90%	)#	2/15/2022	3,520	3,397,727
Daimler Finance North America LLC†	1.75%		3/10/2023	3,500	3,450,086
Ford Motor Co.	7.45%		7/16/2031	12,664	12,616,510
Ford Motor Credit Co. LLC	5.113%		5/3/2029	2,000	1,875,100
Ford Motor Credit Co. LLC	5.584%		3/18/2024	2,000	1,996,900
General Motors Co.	6.125%		10/1/2025	2,196	2,402,151
General Motors Co.	6.75%		4/1/2046	17,475	19,055,533
General Motors Financial Co., Inc.	4.25%		5/15/2023	636	640,034
Navistar International Corp.†	9.50%		5/1/2025	2,500	2,700,000
Nissan Motor Acceptance Corp.†	1.261% (3 Mo. LIBOR + .52%	)#	3/15/2021	1,750	1,674,582
Nissan Motor Acceptance Corp.†	1.701% (3 Mo. LIBOR + .39%	)#	7/13/2020	2,355	2,343,183
Nissan Motor Acceptance Corp.†	2.065% (3 Mo. LIBOR + .69%	)#	9/28/2022	3,000	2,606,228
Wabash National Corp.†	5.50%		10/1/2025	2,500	2,140,362
Total					62,886,739

Banks: Regional 6.75%
Bank Leumi Le-Israel BM (Israel)†(c)	3.275% (5 Yr Treasury CMT + 1.63%	)#	1/29/2031	1,570	1,492,574
Bank of America Corp.	2.083% (3 Mo. LIBOR + .65%	)#	10/1/2021	5,000	5,007,239
Bank of America Corp.	4.45%		3/3/2026	9,494	10,708,434
Bank of Ireland Group plc (Ireland)(c)	4.125% (5 Yr Treasury CMT + 2.50%	)#	9/19/2027	12,794	12,286,500
Bank of Montreal (Canada)(c)	3.803% (5 Yr. Swap rate + 1.43%	)#	12/15/2032	6,558	6,840,945
Barclays Bank plc (United Kingdom)†(c)	10.179%		6/12/2021	2,840	3,073,462

See Notes to Financial Statements.	163

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2020

					Principal
	Interest		Maturity		Amount	Fair
Investments	Rate		Date		(000)	Value
Banks: Regional (continued)
BBVA Bancomer SA†	5.125% (5 Yr Treasury CMT + 2.65%	)#	1/18/2033		$4,300	$3,950,217
BBVA USA	3.875%		4/10/2025		1,035	1,059,904
BNP Paribas SA (France)†(c)	4.50% (5 Yr Treasury CMT + 2.94%	)#	–	(d)	4,153	3,558,602
Citigroup, Inc.	2.666% (SOFR + 1.15%	)#	1/29/2031		6,232	6,335,666
Citigroup, Inc.	3.887% (3 Mo. LIBOR + 1.56%	)#	1/10/2028		3,413	3,753,863
Citigroup, Inc.	4.60%		3/9/2026		2,161	2,423,756
Danske Bank A/S (Denmark)†(c)	4.375%		6/12/2028		875	932,868
Danske Bank A/S (Denmark)†(c)	5.00%		1/12/2022		1,095	1,147,796
Danske Bank A/S (Denmark)†(c)	5.375%		1/12/2024		12,000	13,125,317
Discover Bank	4.682% (5 Yr. Swap rate + 1.73%	)#	8/9/2028		7,750	7,762,516
Goldman Sachs Group, Inc. (The)	6.75%		10/1/2037		5,747	7,961,114
JPMorgan Chase & Co.	4.00% (SOFR + 2.75%	)#	–	(d)	1,185	1,019,841
Lloyds Bank plc (United Kingdom)†(c)	6.50%		9/14/2020		5,029	5,093,595
Macquarie Bank Ltd. (Australia)†(c)	4.875%		6/10/2025		1,850	2,008,106
Macquarie Bank Ltd. (Australia)†(c)	6.625%		4/7/2021		4,261	4,451,959
Morgan Stanley	5.00%		11/24/2025		4,496	5,180,210
National Australia Bank Ltd. (Australia)†(c)	3.933% (5 Yr Treasury CMT + 1.88%	)#	8/2/2034		11,000	11,682,874
Santander UK plc (United Kingdom)(c)	7.95%		10/26/2029		5,770	7,483,308
Turkiye Vakiflar Bankasi TAO (Turkey)†(c)	5.625%		5/30/2022		1,109	1,099,862
Turkiye Vakiflar Bankasi TAO (Turkey)†(c)	5.75%		1/30/2023		1,832	1,787,913
UBS AG	7.625%		8/17/2022		8,750	9,673,038
UBS AG (Switzerland)(c)	5.125%		5/15/2024		13,800	14,958,068
Webster Financial Corp.	4.10%		3/25/2029		4,986	5,347,856
Wells Fargo & Co.	5.95%		12/1/2086		8,224	9,536,544
Westpac Banking Corp. (Australia)(c)	4.11% (5 Yr Treasury CMT + 2.00%	)#	7/24/2034		3,061	3,298,097
Westpac Banking Corp. (Australia)(c)	4.322% (5 Yr. Swap rate + 2.24%	)#	11/23/2031		3,197	3,494,792
Total						177,536,836

Beverages 1.99%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.	4.70%		2/1/2036		30,835	35,235,962
Bacardi Ltd.†	4.70%		5/15/2028		10,673	11,767,862
Becle SAB de CV (Mexico)†(c)	3.75%		5/13/2025		5,050	5,210,625
Total						52,214,449

164	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2020

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Biotechnology Research & Production 0.41%
Biogen, Inc.	2.25%		5/1/2030	$10,708	$10,871,751

Building Materials 0.93%
AZEK Co. LLC (The)†	9.50%		5/15/2025	2,927	3,146,525
Boral Finance Pty Ltd. (Australia)†(c)	3.00%		11/1/2022	987	984,226
Builders FirstSource, Inc.†	5.00%		3/1/2030	1,000	939,845
Carrier Global Corp.†	3.577%		4/5/2050	1,098	991,998
CPG Merger Sub LLC†	8.00%		10/1/2021	1,464	1,470,039
Owens Corning	3.875%		6/1/2030	2,705	2,745,332
Owens Corning, Inc.	4.30%		7/15/2047	5,770	5,504,331
Owens Corning, Inc.	7.00%		12/1/2036	3,747	4,628,237
Vulcan Materials Co.	1.00% (3 Mo. LIBOR + .65%	)#	3/1/2021	4,020	3,979,978
Total					24,390,511

Business Services 0.86%
Capitol Investment Merger Sub 2 LLC†	10.00%		8/1/2024	2,300	2,205,367
Garda World Security Corp. (Canada)†(c)	4.625%		2/15/2027	4,500	4,553,437
Global Payments, Inc.	2.90%		5/15/2030	3,580	3,718,521
Global Payments, Inc.	3.20%		8/15/2029	8,900	9,415,706
PayPal Holdings, Inc.	2.85%		10/1/2029	2,492	2,698,421
Total					22,591,452

Chemicals 0.73%
CNAC HK Finbridge Co. Ltd. (Hong Kong)(c)	4.125%		7/19/2027	7,250	7,716,066
NOVA Chemicals Corp. (Canada)†(c)	5.25%		8/1/2023	965	922,169
Phosagro OAO Via Phosagro Bond Funding DAC (Ireland)†(c)	3.949%		4/24/2023	4,600	4,784,000
Starfruit Finco BV/Starfruit US Holdco LLC (Netherlands)†(c)	8.00%		10/1/2026	2,500	2,591,088
Syngenta Finance NV (Netherlands)†(c)	4.441%		4/24/2023	1,332	1,368,058
Yingde Gases Investment Ltd. (Hong Kong)†(c)	6.25%		1/19/2023	1,800	1,841,934
Total					19,223,315

Computer Hardware 1.32%
Dell International LLC/EMC Corp.†	6.02%		6/15/2026	6,965	7,876,657
Dell International LLC/EMC Corp.†	8.35%		7/15/2046	9,467	12,028,980
Leidos Holdings, Inc.	5.95%		12/1/2040	1,325	1,477,611
Leidos, Inc.†	4.375%		5/15/2030	4,052	4,482,241
Leidos, Inc.	5.50%		7/1/2033	353	387,058
Leidos, Inc.	7.125%		7/1/2032	6,806	8,548,744
Total					34,801,291

See Notes to Financial Statements.	165

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2020

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Computer Software 0.28%
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho†	10.00%		11/30/2024	$1,115	$1,190,380
Solera LLC/Solera Finance, Inc.†	10.50%		3/1/2024	3,550	3,616,935
Sophia LP/Sophia Finance, Inc.†	9.00%		9/30/2023	2,500	2,537,237
Total					7,344,552

Construction/Homebuilding 0.57%
Century Communities, Inc.	5.875%		7/15/2025	2,953	2,985,911
D. R. Horton, Inc.	2.60%		10/15/2025	995	1,023,206
Forestar Group, Inc.†	5.00%		3/1/2028	1,667	1,587,559
NVR, Inc.	3.00%		5/15/2030	4,859	4,924,476
Shea Homes LP/Shea Homes Funding Corp.†	4.75%		2/15/2028	2,400	2,237,628
Williams Scotsman International, Inc.†	7.875%		12/15/2022	2,158	2,219,535
Total					14,978,315

Drugs 4.42%
AbbVie, Inc.†	1.024% (3 Mo. LIBOR + .65%	)#	11/21/2022	233	231,239
AbbVie, Inc.†	4.25%		11/21/2049	22,553	26,064,998
AbbVie, Inc.	4.70%		5/14/2045	1,890	2,263,614
AbbVie, Inc.	4.875%		11/14/2048	2,018	2,496,770
Bausch Health Cos, Inc.†	5.00%		1/30/2028	1,374	1,331,894
Bausch Health Cos., Inc.†	6.125%		4/15/2025	2,980	3,031,837
Bausch Health Cos., Inc.†	7.00%		3/15/2024	1,064	1,103,788
Bayer Corp.†	6.65%		2/15/2028	5,520	7,056,231
Bayer US Finance II LLC†	1.846% (3 Mo. LIBOR + .63%	)#	6/25/2021	275	273,550
Bayer US Finance II LLC†	3.875%		12/15/2023	9,007	9,723,850
Bayer US Finance II LLC†	4.375%		12/15/2028	5,000	5,729,422
Cigna Corp.	2.40%		3/15/2030	8,500	8,734,489
Cigna Corp.†	4.80%		7/15/2046	228	286,418
Cigna Corp.†	6.125%		11/15/2041	3,380	4,883,407
CVS Health Corp.	4.30%		3/25/2028	21,462	24,503,744
CVS Health Corp.	4.78%		3/25/2038	11,790	14,391,001
CVS Health Corp.	5.05%		3/25/2048	3,215	4,141,068
Total					116,247,320

Electric: Power 6.80%
Acwa Power Management & Investments One Ltd. (Saudi Arabia)†(c)	5.95%		12/15/2039	2,200	2,285,360
Adani Transmission Ltd. (India)†(c)	4.00%		8/3/2026	2,200	2,191,896
Appalachian Power Co.	7.00%		4/1/2038	2,375	3,301,129

166	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2020

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Electric: Power (continued)
Ausgrid Finance Pty Ltd. (Australia)†(c)	4.35%		8/1/2028	$7,542	$8,263,418
Cleco Corporate Holdings LLC	4.973%		5/1/2046	6,803	6,313,575
Cleco Power LLC	6.00%		12/1/2040	4,904	6,218,448
Dominion Energy, Inc.	7.00%		6/15/2038	4,000	5,628,428
DTE Energy Co.	6.375%		4/15/2033	2,506	3,349,921
Duquesne Light Holdings, Inc.	6.25%		8/15/2035	2,650	3,218,127
Duquesne Light Holdings, Inc.†	6.40%		9/15/2020	1,170	1,188,953
El Paso Electric Co.	5.00%		12/1/2044	4,995	5,955,763
El Paso Electric Co.	6.00%		5/15/2035	425	562,641
Emera US Finance LP	4.75%		6/15/2046	5,820	6,616,324
Emera, Inc. (Canada)(c)	6.75% (3 Mo. LIBOR + 5.44%	)#	6/15/2076	6,000	6,502,530
Enel Finance International NV (Netherlands)†(c)	2.75%		4/6/2023	5,440	5,617,559
Enel Finance International NV (Netherlands)†(c)	4.25%		9/14/2023	3,000	3,240,344
Exelon Generation Co. LLC	5.60%		6/15/2042	2,950	3,359,197
Exelon Generation Co. LLC	5.75%		10/1/2041	3,736	4,206,907
Exelon Generation Co. LLC	6.25%		10/1/2039	3,483	4,098,759
FirstEnergy Transmission LLC†	4.55%		4/1/2049	7,480	8,940,993
Interstate Power & Light Co.	3.50%		9/30/2049	2,754	2,956,946
Interstate Power & Light Co.	3.60%		4/1/2029	2,181	2,384,317
Interstate Power & Light Co.	4.70%		10/15/2043	200	247,719
Metropolitan Edison Co.†	4.00%		4/15/2025	680	760,122
Minejesa Capital BV (Netherlands)†(c)	5.625%		8/10/2037	1,800	1,825,731
Mississippi Power Co.	4.25%		3/15/2042	3,605	3,968,528
NextEra Energy Capital Holdings, Inc.	1.08% (3 Mo. LIBOR + .72%	)#	2/25/2022	5,000	4,978,526
NRG Energy, Inc.†	4.45%		6/15/2029	9,587	10,342,078
Oglethorpe Power Corp.	4.20%		12/1/2042	1,070	1,123,352
Oglethorpe Power Corp.	5.95%		11/1/2039	7,439	9,774,655
Origin Energy Finance Ltd. (Australia)†(c)	5.45%		10/14/2021	4,289	4,463,760
PPL WEM Ltd./Western Power Distribution Ltd. (United Kingdom)†(c)	5.375%		5/1/2021	4,207	4,306,774
PSEG Power LLC	8.625%		4/15/2031	12,430	17,137,974
Puget Energy, Inc.	3.65%		5/15/2025	4,587	4,704,228
Puget Energy, Inc.†	4.10%		6/15/2030	5,826	6,184,640
Sempra Energy	4.00%		2/1/2048	3,502	3,932,833
TransAlta Corp. (Canada)(c)	4.50%		11/15/2022	8,736	8,741,460
Total					178,893,915

See Notes to Financial Statements.	167

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2020

					Principal
	Interest		Maturity		Amount	Fair
Investments	Rate		Date		(000)	Value
Electrical Equipment 0.44%
Broadcom Corp./Broadcom Cayman Finance Ltd.	3.875%		1/15/2027		$6,370	$6,711,692
NXP BV/NXP Funding LLC (Netherlands)†(c)	3.15%		5/1/2027		4,844	4,964,447
Total						11,676,139

Electronics 0.28%
Trimble, Inc.	4.90%		6/15/2028		6,726	7,344,200

Engineering & Contracting Services 0.14%
Brand Industrial Service, Inc.†	8.50%		7/15/2025		4,087	3,619,508

Entertainment 0.37%
Eldorado Resorts, Inc.	6.00%		9/15/2026		1,625	1,701,928
Enterprise Development Authority (The)†	12.00%		7/15/2024		1,024	1,010,028
Mohegan Gaming & Entertainment†	7.875%		10/15/2024		2,045	1,479,854
Motion Bondco DAC (Ireland)†(c)	6.625%		11/15/2027		714	599,760
Scientific Games International, Inc.	6.625%		5/15/2021		2,791	2,717,387
Scientific Games International, Inc.†	7.25%		11/15/2029		2,500	2,205,787
Total						9,714,744

Environmental Services 0.09%
Waste Pro USA, Inc.†	5.50%		2/15/2026		2,414	2,393,300

Financial Services 2.62%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	3.50%		1/15/2025		7,107	6,032,298
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	3.875%		1/23/2028		5,000	4,131,478
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	4.875%		1/16/2024		2,674	2,393,557
Aircastle Ltd.	4.25%		6/15/2026		9,806	7,672,329
Ally Financial, Inc.	8.00%		11/1/2031		7,990	10,100,758
Avolon Holdings Funding Ltd. (Ireland)†(c)	5.125%		10/1/2023		3,587	3,035,922
Brightsphere Investment Group, Inc.	Zero Coupon		7/27/2026		3,933	3,679,682
Charles Schwab Corp. (The)	5.375% (5 Yr Treasury CMT + 4.97%	)#	–	(d)	3,517	3,701,643
Global Aircraft Leasing Co. Ltd. PIK 7.25%†	6.50%		9/15/2024		3,056	1,672,258
Navient Corp.	6.75%		6/25/2025		7,825	7,379,953
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027		4,123	4,458,896
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045		5,679	5,404,844
Park Aerospace Holdings Ltd. (Ireland)†(c)	5.50%		2/15/2024		8,146	7,009,501

168	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2020

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Financial Services (continued)
SURA Asset Management SA (Colombia)†(c)	4.375%	4/11/2027	$2,285	$2,336,001
Total				69,009,120

Food 0.97%
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	3,594	3,587,225
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.†	6.50%	4/15/2029	6,500	7,083,765
Smithfield Foods, Inc.†	3.35%	2/1/2022	975	966,227
Smithfield Foods, Inc.†	5.20%	4/1/2029	8,694	9,140,779
Sysco Corp.	6.60%	4/1/2040	559	702,685
Sysco Corp.	6.60%	4/1/2050	3,136	4,064,323
Total				25,545,004

Health Care Products 1.12%
Alcon Finance Corp.†	2.60%	5/27/2030	9,020	9,133,547
Boston Scientific Corp.	2.65%	6/1/2030	6,998	7,232,219
Zimmer Biomet Holdings, Inc.	5.75%	11/30/2039	10,217	12,958,556
Total				29,324,322

Health Care Services 4.07%
Acadia Healthcare Co., Inc.	5.625%	2/15/2023	2,500	2,499,738
Centene Corp.	4.625%	12/15/2029	7,143	7,722,654
Centene Corp.†	5.375%	6/1/2026	3,240	3,433,784
CommonSpirit Health	3.347%	10/1/2029	10,029	10,119,078
Fresenius Medical Care US Finance II, Inc.†	4.75%	10/15/2024	5,640	6,114,351
Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022	7,513	7,983,080
Hadrian Merger Sub, Inc.†	8.50%	5/1/2026	2,600	2,206,256
HCA, Inc.	5.125%	6/15/2039	7,837	9,142,990
HCA, Inc.	5.50%	6/15/2047	9,717	11,657,989
LifePoint Health, Inc.†	6.75%	4/15/2025	2,500	2,643,750
Mount Sinai Hospitals Group, Inc.	3.737%	7/1/2049	5,130	5,212,601
New York and Presbyterian Hospital (The)	3.954%	8/1/2119	6,960	7,096,938
Northwell Healthcare, Inc.	3.979%	11/1/2046	4,781	4,843,104
Rede D’or Finance Sarl (Luxembourg)†(c)	4.95%	1/17/2028	1,096	997,157
Universal Health Services, Inc.†	4.75%	8/1/2022	14,038	14,081,728
Universal Health Services, Inc.†	5.00%	6/1/2026	6,807	7,001,408
US Renal Care, Inc.†	10.625%	7/15/2027	4,000	4,174,240
Total				106,930,846

See Notes to Financial Statements.	169

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Insurance 2.73%
Alleghany Corp.	3.625%	5/15/2030	$7,980	$8,281,901
Aon Corp.	8.205%	1/1/2027	5,545	6,496,091
Assurant, Inc.	3.70%	2/22/2030	5,881	5,757,267
CNO Financial Group, Inc.	5.25%	5/30/2025	10,855	11,875,778
Global Atlantic Fin Co.†	4.40%	10/15/2029	6,675	5,982,347
Hanover Insurance Group, Inc. (The)	4.50%	4/15/2026	4,460	4,620,079
Lincoln National Corp.	6.30%	10/9/2037	2,578	3,165,532
Lincoln National Corp.	7.00%	6/15/2040	2,518	3,436,665
Protective Life Corp.	8.45%	10/15/2039	5,103	7,190,199
Selective Insurance Group, Inc.	5.375%	3/1/2049	5,081	5,733,102
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	7,365	9,219,764
Total				71,758,725

Leasing 0.20%
GATX Corp.	4.55%	11/7/2028	4,845	5,177,598

Leisure 0.23%
Carnival Corp.†	11.50%	4/1/2023	5,714	6,098,798

Lodging 0.44%
Las Vegas Sands Corp.	3.90%	8/8/2029	12,264	11,653,062

Machinery: Agricultural 1.83%
Altria Group, Inc.	5.95%	2/14/2049	12,785	16,399,904
BAT Capital Corp.	3.557%	8/15/2027	774	814,493
BAT Capital Corp.	4.39%	8/15/2037	16,065	16,921,832
BAT Capital Corp.	4.70%	4/2/2027	767	859,070
Imperial Brands Finance plc (United Kingdom)†(c)	3.125%	7/26/2024	3,000	3,051,730
Imperial Brands Finance plc (United Kingdom)†(c)	3.875%	7/26/2029	6,841	7,064,902
MHP Lux SA (Luxembourg)†(c)	6.25%	9/19/2029	1,000	915,000
MHP Lux SA (Luxembourg)†(c)	6.95%	4/3/2026	2,000	1,968,000
Total				47,994,931

Machinery: Industrial/Specialty 1.88%
CNH Industrial Capital LLC	4.375%	4/5/2022	9,059	9,334,164
CNH Industrial Capital LLC	4.875%	4/1/2021	2,925	2,967,466
IDEX Corp.	3.00%	5/1/2030	8,565	8,804,951
Kennametal, Inc.	4.625%	6/15/2028	3,818	3,903,476
nVent Finance Sarl (Luxembourg)(c)	4.55%	4/15/2028	10,340	11,022,967
Snap-on, Inc.	3.10%	5/1/2050	1,611	1,619,278

170	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2020

	Interest		Maturity		Principal Amount	Fair
Investments	Rate		Date		(000)	Value
Machinery: Industrial/Specialty (continued)
Stanley Black & Decker, Inc.	4.00% (5 Yr Treasury CMT + 2.66%	)#	3/15/2060		$4,548	$4,507,802
Westinghouse Air Brake Technologies Corp.	4.95%		9/15/2028		7,000	7,350,148
Total						49,510,252

Manufacturing 1.44%
Carlisle Cos., Inc.	2.75%		3/1/2030		3,766	3,690,937
General Electric Co.	0.921% (3 Mo. LIBOR + .38%	)#	5/5/2026		1,068	912,148
General Electric Co.	5.00% (3 Mo. LIBOR + 3.33%	)#	–	(d)	33,325	25,629,424
General Electric Co.	6.15%		8/7/2037		6,740	7,709,748
Total						37,942,257

Media 2.74%
Charter Communications Operating LLC/Charter Communications Operating Capital	6.484%		10/23/2045		4,505	5,834,840
Cox Communications, Inc.†	8.375%		3/1/2039		8,644	13,165,515
Fox Corp.	5.476%		1/25/2039		5,230	6,724,045
GCI LLC	6.875%		4/15/2025		2,900	3,022,946
NBCUniversal Enterprise, Inc.†	5.25%		–(d)		15,188	15,341,930
Time Warner Cable LLC	7.30%		7/1/2038		15,865	21,201,692
Time Warner Entertainment Co. LP	8.375%		7/15/2033		4,675	6,832,418
Total						72,123,386

Metal Fabricating 0.08%
Valmont Industries, Inc.	5.25%		10/1/2054		1,983	1,981,743

Metals & Minerals: Miscellaneous 1.83%
Anglo American Capital plc (United Kingdom)†(c)	4.50%		3/15/2028		3,500	3,709,266
Anglo American Capital plc (United Kingdom)†(c)	4.75%		4/10/2027		6,235	6,660,461
Freeport-McMoRan, Inc.	4.25%		3/1/2030		3,071	2,983,676
Freeport-McMoRan, Inc.	5.25%		9/1/2029		2,250	2,317,084
Freeport-McMoRan, Inc.	5.45%		3/15/2043		8,650	8,576,821
Glencore Finance Canada Ltd. (Canada)†(c)	4.25%		10/25/2022		660	693,455
Glencore Finance Canada Ltd. (Canada)†(c)	5.55%		10/25/2042		5,774	6,122,214
Glencore Funding LLC†	3.00%		10/27/2022		836	853,602
Glencore Funding LLC†	4.125%		5/30/2023		1,599	1,688,726
Hecla Mining Co.	7.25%		2/15/2028		2,813	2,865,730
Joseph T Ryerson & Son, Inc.†	11.00%		5/15/2022		982	985,059
Kinross Gold Corp.(Canada)(c)	4.50%		7/15/2027		5,828	6,379,949
Southern Copper Corp. (Peru)(c)	5.25%		11/8/2042		3,885	4,338,876
Total						48,174,919

See Notes to Financial Statements.	171

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Natural Gas 0.94%
National Fuel Gas Co.	3.75%	3/1/2023	$6,919	$6,882,042
National Fuel Gas Co.	3.95%	9/15/2027	2,687	2,486,938
National Fuel Gas Co.	4.90%	12/1/2021	3,887	3,992,370
National Fuel Gas Co.(e)	5.50%	1/15/2026	5,532	5,649,792
NiSource, Inc.	5.95%	6/15/2041	3,106	4,131,577
Southern Star Central Corp.†	5.125%	7/15/2022	1,531	1,531,552
Total				24,674,271

Oil 7.08%
Afren plc (United Kingdom)†(c)(f)	6.625%	12/9/2020	976	25,372
Afren plc (United Kingdom)†(c)(f)	10.25%	4/8/2019	2,049	15,390
Apache Corp.	5.10%	9/1/2040	9,215	7,397,103
Berry Petroleum Co. LLC†	7.00%	2/15/2026	5,441	4,115,790
Callon Petroleum Co.	6.125%	10/1/2024	1,000	333,125
Callon Petroleum Co.	6.25%	4/15/2023	2,500	820,288
Callon Petroleum Co.	6.375%	7/1/2026	3,250	921,570
Callon Petroleum Co.	8.25%	7/15/2025	761	234,879
Canadian Natural Resources Ltd. (Canada)(c)	7.20%	1/15/2032	6,558	7,701,627
Centennial Resource Production LLC†	6.875%	4/1/2027	5,000	2,410,475
Cimarex Energy Co.	4.375%	3/15/2029	4,986	4,936,992
Continental Resources, Inc.	4.90%	6/1/2044	5,228	3,894,860
Continental Resources, Inc.	5.00%	9/15/2022	10,136	9,686,975
Diamondback Energy, Inc.	2.875%	12/1/2024	5,260	5,123,965
Diamondback Energy, Inc.	4.75%	5/31/2025	1,220	1,278,475
Diamondback Energy, Inc.	5.375%	5/31/2025	6,176	6,328,365
Endeavor Energy Resources LP/EER Finance, Inc.†	5.75%	1/30/2028	2,812	2,751,725
Eni SpA (Italy)†(c)	5.70%	10/1/2040	11,398	12,079,702
Helmerich & Payne, Inc.	4.65%	3/15/2025	12,536	13,074,705
Hess Corp.	5.60%	2/15/2041	4,353	4,329,641
Hess Corp.	5.80%	4/1/2047	7,593	7,645,827
HighPoint Operating Corp.	7.00%	10/15/2022	2,845	831,494
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%	11/1/2028	8,899	7,640,325
Laredo Petroleum, Inc.	10.125%	1/15/2028	3,750	2,580,844
Marathon Petroleum Corp.	5.375%	10/1/2022	2,000	2,016,377
Matador Resources Co.	5.875%	9/15/2026	6,000	4,481,070
MEG Energy Corp. (Canada)†(c)	6.50%	1/15/2025	2,401	2,368,058
MEG Energy Corp. (Canada)†(c)	7.00%	3/31/2024	3,300	3,184,846
MEG Energy Corp. (Canada)†(c)	7.125%	2/1/2027	1,943	1,775,407
Oasis Petroleum, Inc.	6.875%	3/15/2022	5,276	1,016,817

172	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2020

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Oil (continued)
Occidental Petroleum Corp.	1.842% (3 Mo. LIBOR + 1.45%	)#	8/15/2022		$188	$164,568
Occidental Petroleum Corp.	2.60%		4/15/2022		45	41,288
Occidental Petroleum Corp.	2.70%		8/15/2022		787	723,804
Occidental Petroleum Corp.	7.875%		9/15/2031		5,000	4,175,000
OGX Austria GmbH (Brazil)†(c)(f)	8.50%		6/1/2018		1,800	36
Parsley Energy LLC/Parsley Finance Corp.†	5.375%		1/15/2025		5,287	5,210,920
Patterson-UTI Energy, Inc.	3.95%		2/1/2028		11,622	9,269,376
PDC Energy, Inc.	5.75%		5/15/2026		3,000	2,780,715
QEP Resources, Inc.	5.375%		10/1/2022		2,000	1,146,430
Seven Generations Energy Ltd. (Canada)†(c)	5.375%		9/30/2025		1,000	831,695
Seven Generations Energy Ltd. (Canada)†(c)	6.875%		6/30/2023		2,545	2,455,429
SM Energy Co.	6.125%		11/15/2022		1,000	603,515
SM Energy Co.	6.625%		1/15/2027		4,750	2,448,174
Suncor Energy Ventures Corp. (Canada)†(c)	4.50%		4/1/2022		8,775	8,880,765
Suncor Energy, Inc. (Canada)(c)	7.875%		6/15/2026		8,027	9,896,078
Valero Energy Corp.	7.50%		4/15/2032		275	362,472
Valero Energy Corp.	10.50%		3/15/2039		7,619	12,206,748
Viper Energy Partners LP†	5.375%		11/1/2027		4,000	3,979,260
Total						186,178,362

Oil: Crude Producers 4.44%
Buckeye Partners LP	6.375% (3 Mo. LIBOR + 4.02%	)#	1/22/2078		5,000	3,571,475
Cheniere Corpus Christi Holdings LLC†	3.70%		11/15/2029		2,500	2,496,492
Cheniere Corpus Christi Holdings LLC	5.125%		6/30/2027		3,832	4,161,580
Cheniere Corpus Christi Holdings LLC	7.00%		6/30/2024		6,896	7,680,743
Colonial Enterprises, Inc.†	3.25%		5/15/2030		2,188	2,330,736
Enbridge Energy Partners LP	7.50%		4/15/2038		6,422	8,669,436
Enbridge, Inc. (Canada)(c)	6.00% (3 Mo. LIBOR + 3.89%	)#	1/15/2077		4,462	4,321,692
Energy Transfer Operating LP	5.875%		1/15/2024		2,975	3,253,035
Energy Transfer Operating LP	9.00%		11/1/2024		2,110	2,533,195
Gulfstream Natural Gas System LLC†	4.60%		9/15/2025		2,190	2,469,304
Midwest Connector Capital Co. LLC†	3.90%		4/1/2024		5,803	5,972,129
MPLX LP	2.099% (3 Mo. LIBOR + 1.10%	)#	9/9/2022		8,000	7,556,821
MPLX LP	5.25%		1/15/2025		8,379	8,688,677
MPLX LP	6.25%		10/15/2022		1,952	1,953,304
Mplx LP	6.875% (3 Mo. LIBOR + 4.65%	)#	–	(d)	3,600	3,076,236
NGPL PipeCo LLC†	4.875%		8/15/2027		11,377	12,391,935
Sabal Trail Transmission LLC†	4.246%		5/1/2028		5,382	5,817,583
Sabine Pass Liquefaction LLC	5.625%		4/15/2023		1,900	2,056,573

See Notes to Financial Statements.	173

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers (continued)
Sabine Pass Liquefaction LLC	5.75%		5/15/2024	$4,500	$4,983,216
Sabine Pass Liquefaction LLC	5.875%		6/30/2026	6,403	7,366,618
Spectra Energy Partners LP	2.014% (3 Mo. LIBOR + .70%	)#	6/5/2020	4,051	4,050,993
Texas Eastern Transmission LP†	4.125%		12/1/2020	1,950	1,952,747
Williams Cos., Inc. (The)	8.75%		3/15/2032	6,908	9,252,971
Total					116,607,491

Oil: Integrated Domestic 0.92%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.	3.337%		12/15/2027	990	1,029,078
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.	4.08%		12/15/2047	3,992	4,019,243
Halliburton Co.	2.92%		3/1/2030	4,348	4,000,750
Halliburton Co.	3.80%		11/15/2025	997	1,056,102
Halliburton Co.	7.45%		9/15/2039	4,379	5,394,255
National Oilwell Varco, Inc.	3.60%		12/1/2029	4,632	4,345,408
National Oilwell Varco, Inc.	3.95%		12/1/2042	5,494	4,240,979
Total					24,085,815

Real Estate Investment Trusts 2.97%
American Homes 4 Rent LP	4.25%		2/15/2028	5,564	5,479,587
American Homes 4 Rent LP	4.90%		2/15/2029	840	850,957
Brixmor Operating Partnership LP	3.85%		2/1/2025	5,662	5,686,696
Country Garden Holdings Co. Ltd. (China)(c)	4.75%		1/17/2023	875	880,543
Country Garden Holdings Co. Ltd. (China)(c)	4.75%		9/28/2023	3,325	3,346,388
EPR Properties	4.95%		4/15/2028	5,642	4,871,064
Equinix, Inc.	5.375%		5/15/2027	15,609	16,841,096
Equinix, Inc.	5.875%		1/15/2026	4,304	4,518,382
Healthcare Realty Trust, Inc.	2.40%		3/15/2030	1,924	1,757,419
Healthcare Trust of America Holdings LP	3.10%		2/15/2030	3,682	3,505,214
Hunt Cos., Inc.†	6.25%		2/15/2026	2,647	2,337,049
Kaisa Group Holdings Ltd. (China)(c)	9.375%		6/30/2024	5,000	4,401,324
Kilroy Realty LP	4.375%		10/1/2025	2,358	2,434,381
SL Green Operating Partnership LP	3.25%		10/15/2022	5,304	5,217,056
SL Green Realty Corp.	4.50%		12/1/2022	1,590	1,611,175
VEREIT Operating Partnership LP	4.875%		6/1/2026	7,888	7,872,649
WeWork Cos., Inc.†	7.875%		5/1/2025	3,238	1,536,059
Weyerhaeuser Co.	8.50%		1/15/2025	3,940	4,912,723
Total					78,059,762

174	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2020

Investments	Interest Rate		Maturity Date		Principal Amount (000)		Fair Value
Retail 1.12%
Alimentation Couche-Tard, Inc. (Canada)†(c)	2.95%		1/25/2030			$9,980	$10,060,890
AutoNation, Inc.	4.75%		6/1/2030			473	493,407
Dollar Tree, Inc.	4.20%		5/15/2028			7,270	8,229,034
Walgreens Boots Alliance, Inc.	3.20%		4/15/2030			2,396	2,398,864
Walgreens Boots Alliance, Inc.	3.80%		11/18/2024			5,761	6,226,079
Yum! Brands, Inc.	6.875%		11/15/2037			1,949	2,054,821
Total							29,463,095

Steel 0.20%
Steel Dynamics, Inc.	5.00%		12/15/2026			4,985	5,183,452

Technology 1.57%
Baidu, Inc. (China)(c)	3.625%		7/6/2027			4,500	4,808,363
Baidu, Inc. (China)(c)	3.875%		9/29/2023			8,000	8,536,761
E*TRADE Financial Corp.	3.80%		8/24/2027			1,448	1,587,052
E*TRADE Financial Corp.	4.50%		6/20/2028			2,713	3,064,116
E*TRADE Financial Corp.	5.875% (3 Mo. LIBOR + 4.44%	)#	–	(d)		6,542	6,733,648
eBay, Inc.	1.90%		3/11/2025			2,534	2,549,279
Netflix, Inc.†	3.625%		6/15/2025			1,104	1,135,740
Netflix, Inc.(g)	3.625%		5/15/2027		EUR	5,900	6,993,228
Prosus NV (Netherlands)†(c)	3.68%		1/21/2030			$1,400	1,460,362
Uber Technologies, Inc.†	7.50%		11/1/2023			2,000	2,038,730
Weibo Corp. (China)(c)	3.50%		7/5/2024			2,290	2,354,493
Total							41,261,772

Telecommunications 4.53%
AT&T, Inc.	1.964% (3 Mo. LIBOR + 1.18%	)#	6/12/2024			22,965	22,502,034
AT&T, Inc.(g)	2.875% (5yr EUR CMT + 3.14%	)#	–	(d)	EUR	6,000	6,285,447
AT&T, Inc.	3.65%		6/1/2051			$10,985	11,119,762
AT&T, Inc.	4.30%		2/15/2030			3,000	3,414,159
AT&T, Inc.	6.00%		8/15/2040			12,000	15,535,267
Oztel Holdings SPC Ltd. (United Arab Emirates)†(c)	6.625%		4/24/2028			1,975	1,806,426
T-Mobile USA, Inc.†	3.75%		4/15/2027			10,000	10,861,900
U.S. Cellular Corp.	6.70%		12/15/2033			2,459	2,655,720
Verizon Communications, Inc.	1.492% (3 Mo. LIBOR + 1.10%	)#	5/15/2025			36,351	36,308,233
Xiaomi Best Time International Ltd. (Hong Kong)†(c)	3.375%		4/29/2030			2,941	2,897,963
Zayo Group Holdings, Inc.†	4.00%		3/1/2027			4,286	4,231,761
Zayo Group Holdings, Inc.†	6.125%		3/1/2028			1,592	1,575,833
Total							119,194,505

See Notes to Financial Statements.	175

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Transportation: Miscellaneous 1.07%
Burlington Northern Santa Fe LLC	5.75%		5/1/2040	$4,739	$6,595,761
Canadian Pacific Railway Co. (Canada)(c)	7.125%		10/15/2031	1,292	1,892,249
Canadian Pacific Railway Co. (Canada)(c)	9.45%		8/1/2021	500	541,854
CSX Transportation, Inc.	7.875%		5/15/2043	511	862,306
Huntington Ingalls Industries, Inc.†	3.844%		5/1/2025	9,750	10,497,009
Huntington Ingalls Industries, Inc.†	5.00%		11/15/2025	598	616,148
Kansas City Southern	4.20%		11/15/2069	6,752	7,175,432
Total					28,180,759
Total Corporate Bonds (cost $2,080,298,948)					2,079,445,640

FLOATING RATE LOANS(h) 4.30%

Aerospace/Defense 0.37%
Boeing Company The Term Loan	1.773% (3 Mo. LIBOR + 1.25%	)	2/7/2022	10,000	9,806,250	(i)

Automotive 0.07%
Ford Motor Company Unsecured Term Loan	1.93% (1 Mo. LIBOR + 1.75%	)	12/31/2022	1,915	1,723,424	(i)

Beverages 0.10%
Keurig Dr Pepper Inc. Term Loan	1.388% (1 Mo. LIBOR + .95%	)	2/8/2023	2,760	2,725,664

Building Materials 0.09%
Forterra Finance, LLC 2017 Term Loan B	4.00% (1 Mo. LIBOR + 3.00%	)	10/25/2023	2,735	2,479,453

Business Services 0.10%
Refinitiv US Holdings Inc. 2018 USD Term Loan	3.424% (1 Mo. LIBOR + 3.25%	)	10/1/2025	2,670	2,633,914

Computer Hardware 0.05%
Science Applications International Corporation 2020 Incremental Term Loan B	2.424% (1 Mo. LIBOR + 2.25%	)	3/12/2027	1,425	1,396,500

Computer Software 0.20%
EagleView Technology Corporation 2018 Add On Term Loan B	3.863% (3 Mo. LIBOR + 3.50%	)	8/14/2025	1,451	1,331,381
Veritas Bermuda Ltd. USD Repriced Term Loan B	5.95% (3 Mo. LIBOR + 4.50%	)	1/27/2023	4,274	4,000,404
Total					5,331,785

176	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Electric: Power 0.02%
Pacific Gas & Electric Company DIP Term Loan	2.44% (1 Mo. LIBOR + 2.25%	)	12/31/2020	$588	$586,897

Entertainment 0.49%
Caesars Entertainment Operating Company Exit Term Loan	2.174% (3 Mo. LIBOR + 2.00%	)	10/7/2024	3,602	3,516,288
Eldorado Resorts LLC 2017 Term Loan B	3.25% (3 Mo. LIBOR + 2.25%	)	4/17/2024	640	631,908
Playtika Holding Corp Term Loan B	7.072% (6 Mo. LIBOR + 6.00%	)	12/10/2024	6,666	6,681,089
Scientific Games International, Inc. 2018 Term Loan B5	3.612% (6 Mo. LIBOR + 2.75%	)	8/14/2024	2,193	1,973,567
Total					12,802,852

Environmental Services 0.15%
Stericycle Inc 2017 Term Loan	1.985% (3 Mo. LIBOR + 1.63%	)	11/17/2022	1,162	1,104,083	(i)
Stericycle Inc. Incremental Term Loan	–	(j)	11/17/2022	3,100	2,944,620	(i)
Total					4,048,703

Health Care 0.05%
MPH Acquisition Holdings LLC 2016 Term Loan B	4.20% (3 Mo. LIBOR + 2.75%	)	6/7/2023	1,246	1,199,947

Health Care Services 0.21%
Global Medical Response, Inc. 2018 Term Loan B1	4.25% (3 Mo. LIBOR + 3.25%	)	4/28/2022	5,572	5,428,732

Investment Management Companies 0.32%
RPI 2019 Intermediate Finance Trust 2020 New RPI Term Loan A1	1.674% (1 Mo. LIBOR + 1.50%	)	2/11/2025	8,533	8,383,687	(i)

Leisure 0.07%
Hayward Industries, Inc. 1st Lien Term Loan	3.674% (1 Mo. LIBOR + 3.50%	)	8/5/2024	1,972	1,915,507

Lodging 0.35%
Resorts World Las Vegas LLC Term Loan A	1.68% (1 Mo. LIBOR + 1.50%	)	4/16/2024	3,000	2,925,000	(i)
Wyndham Hotels & Resorts, Inc. Term Loan B	1.924% (1 Mo. LIBOR + 1.75%	)	5/30/2025	6,434	6,146,900
Total					9,071,900

See Notes to Financial Statements.	177

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Media 0.18%
AP NMT Acquisition BV USD 1st Lien Term Loan (Netherlands)(c)	7.201% (3 Mo. LIBOR + 5.75%	)	8/13/2021	$2,747	$2,703,817
AP NMT Acquisition BV USD 2nd Lien Term Loan (Netherlands)(c)	10.437% (3 Mo. LIBOR + 9.00%	)	8/13/2022	2,014	1,983,336
Total					4,687,153

Metal Fabricating 0.04%
Doncasters Finance US LLC 2020 USD Term Loan B2	8.50% (3 Mo. LIBOR + 6.50%	)	3/6/2024	622	530,107
Doncasters Finance US LLC USD Holdco PIK Term Loan	13.50%		3/6/2025	850	397,577
Total					927,684

Miscellaneous 0.26%
UTEX Industries Inc. 1st Lien Term loan 2014	5.311% (1 Mo. LIBOR + 4.00%	)	5/22/2021	712	184,526
UTEX Industries Inc. 2nd Lien Term Loan 2014	8.561% (1 Mo. LIBOR + 7.25%	)	5/22/2022	1,275	143,438
WideOpenWest Finance LLC 2017 Term Loan B	4.25% (1 Mo. LIBOR + 3.25%	)	8/18/2023	6,765	6,562,347
Total					6,890,311

Oil 0.00%
Tapstone Energy Holdings III, LLC Term Loan	5.00% (1 Mo. LIBOR + 4.00%	)	4/17/2024	101	90,499	(i)

Real Estate Investment Trusts 0.04%
Invitation Homes Operating Partnership LP Term Loan A	1.874% (1 Mo. LIBOR + 1.70%	)	2/6/2022	1,000	957,500

Retail 0.18%
AI Aqua Merger Sub, Inc. 2017 1st Lien Term Loan B	4.322% (3 Mo. LIBOR + 3.25%)		12/13/2023	4,981	4,781,527

Technology 0.10%
ION Trading Technologies S.a.r.l. USD Incremental Term Loan B (Luxembourg)(c)	5.072% (3 Mo. LIBOR + 4.00%	)	11/21/2024	2,835	2,704,241

Telecommunications 0.86%
CenturyLink, Inc. 2020 Term Loan A	2.174% (1 Mo. LIBOR + 2.00%	)	1/31/2025	1,975	1,914,526
Consolidated Communications, Inc. 2016 Term Loan B	4.00% (1 Mo. LIBOR + 3.00%	)	10/4/2023	7,243	6,971,106

178	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2020

				Principal
	Interest		Maturity	Amount		Fair
Investments	Rate		Date	(000)		Value
Telecommunications (continued)
T-Mobile USA, Inc. 2020 Term Loan	3.174% (1 Mo. LIBOR + 3.00%	)	4/1/2027	$13,571		$13,588,392
Total						22,474,024
Total Floating Rate Loans (cost $116,888,698)						113,048,154

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.02%
Federal Home Loan Mortgage Corp. 1020 S IO(k)	900.95%	#(l)	12/15/2020	–	(m)	9
Federal Home Loan Mortgage Corp. 1032 O IO(k)	544.714%		12/15/2020	–	(m)	11
Federal Home Loan Mortgage Corp. 1058 I IO(k)	1008.50%		4/15/2021	–	(m)	6
Federal Home Loan Mortgage Corp. 1059 U IO(k)	409.00%		4/15/2021	–	(m)	11
Federal Home Loan Mortgage Corp. 1066 S IO(k)	1195.607%		4/15/2021	–	(m)	42
Federal Home Loan Mortgage Corp. 1082 D IO(k)	1007.78%		5/15/2021	–	(m)	7
Federal Home Loan Mortgage Corp. 1095 A PO	Zero Coupon		6/15/2021	–	(m)	29
Federal Home Loan Mortgage Corp. 1137 M IO(k)	1185.497%		9/15/2021	–	(m)	30
Federal Home Loan Mortgage Corp. 1180 G IO(k)	1008.40%		11/15/2021	–	(m)	51
Federal Home Loan Mortgage Corp. 1200 IB IO(k)	1007.00%		2/15/2022	–	(m)	15
Federal Home Loan Mortgage Corp. 1241 X IO(k)	982.654%		4/15/2022	–	(m)	15
Federal Home Loan Mortgage Corp. 1363 B PO	Zero Coupon		8/15/2022	7		6,852
Federal Home Loan Mortgage Corp. 1372 C PO	Zero Coupon		9/15/2022	1		566
Federal Home Loan Mortgage Corp. 141 A PO	Zero Coupon		7/1/2022	–	(m)	26
Federal National Mortgage Assoc. 133 1 PO	Zero Coupon		4/25/2022	–	(m)	119
Federal National Mortgage Assoc. 1991-158 E IO(k)	1008.00%	#(l)	12/25/2021	–	(m)	33
Federal National Mortgage Assoc. 94 2 IO(k)	9.50%		8/25/2021	–	(m)	12
Government National Mortgage Assoc. 2013-48 IO(k)	0.632%	#(l)	7/16/2054	14,080		471,135
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $545,376)						478,969

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGH 0.27%
Federal Home Loan Mortgage Corp. (cost $6,707,059)	4.00%		10/1/2049	6,188		7,019,122

MUNICIPAL BONDS 0.24%

Miscellaneous
Illinois	5.10%		6/1/2033	1,935		1,868,649
Illinois	5.52%		4/1/2038	660		615,074
North Texas Tollway Auth	8.41%		2/1/2030	1,950		2,623,023
State of Illinois	4.95%		6/1/2023	1,130		1,126,373
Total Municipal Bonds (cost $5,798,155)						6,233,119

See Notes to Financial Statements.	179

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2020

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 2.49%
Angel Oak Mortgage Trust 2020-1 A1†	2.466%	#(l)	12/25/2059	$1,509	$1,515,418
BBCMS Mortgage Trust 2019-BWAY C†	1.794% (1 Mo. LIBOR + 1.61%	)#	11/25/2034	3,950	3,731,847
BX Commercial Mortgage Trust 2019-XL D†	1.634% (1 Mo. LIBOR + 1.45%	)#	10/15/2036	6,716	6,459,834
BX Commercial Mortgage Trust 2019-XL E†	1.984% (1 Mo. LIBOR + 1.80%	)#	10/15/2036	5,685	5,408,123
BX Commercial Mortgage Trust 2019-XL F†	2.184% (1 Mo. LIBOR + 2.00%	)#	10/15/2036	6,320	5,991,223
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.431%	#(l)	7/10/2050	1,776	1,585,378
Commercial Mortgage Pass-Through Certificates 2016-COR1 AM	3.494%		10/10/2049	1,254	1,282,425
CSMC Trust 2020-AFC1 A1†	2.24%	#(l)	2/25/2050	3,487	3,500,896
Deephaven Residential Mortgage Trust 2020-1 A1†	2.339%	#(l)	1/25/2060	2,212	2,194,090
GCAT Trust 2020-NQM1 A1†	2.247%		1/25/2060	1,661	1,659,190
Great Wolf Trust 2019-WOLF A†	1.218% (1 Mo. LIBOR + 1.03%	)#	12/15/2036	8,100	7,615,264
Great Wolf Trust 2019-WOLF E†	2.916% (1 Mo. LIBOR + 2.73%	)#	12/15/2036	2,633	2,181,456
GS Mortgage Securities Trust 2013-G1 A2 IO(k)	0.182%	#(l)	11/10/2048	30,000	337,800
GS Mortgage Securities Trust 2013-GC12 XA IO(k)	1.415%	#(l)	6/10/2046	21,490	716,025
GS Mortgage Securities Trust 2013-GC12 XB IO(k)	0.518%	#(l)	6/10/2046	47,400	682,683
GS Mortgage Securities Trust 2015-GC32 C	4.427%	#(l)	7/10/2048	1,022	923,747
Hudsons Bay Simon JV Trust 2015-HB10 XB10 IO†(k)	0.541%	#(l)	8/5/2034	16,028	439,808
Hudsons Bay Simon JV Trust 2015-HB7 XB7 IO†(k)	0.493%	#(l)	8/5/2034	18,308	198,092
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO(k)	0.748%	#(l)	4/15/2047	3,385	61,735
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO(k)	0.284%	#(l)	4/15/2047	1,896	23,150
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.269%	#(l)	7/15/2048	1,674	1,588,571
Merrill Lynch Mortgage Investors Trust 2006-AF2 AF1	6.25%		10/25/2036	603	427,261
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464%	#(l)	1/26/2060	1,372	1,342,556
PFP Ltd. 2019-6 C†	2.284% (1 Mo. LIBOR + 2.10%	)#	4/14/2037	4,576	4,103,651
Residential Mortgage Loan Trust 2020-1 A1†	2.376%	#(l)	2/25/2024	973	961,930
Sequoia Mortgage Trust 2012-4 A3	2.069%	#(l)	9/25/2042	227	230,065
Starwood Mortgage Residential Trust 2020-1 A1†	2.275%	#(l)	2/25/2050	2,196	2,196,250

180	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2020

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Verus Securitization Trust 2020-1 A1†	2.417%	#(l)	1/25/2060	$2,522	$2,534,904
VMC Finance LLC 2019-FL3 A†	1.284% (1 Mo. LIBOR + 1.10%	)#	9/15/2036	2,674	2,573,679
Wells Fargo Commercial Mortgage Trust 2013-LC12 D†	4.276%	#(l)	7/15/2046	2,256	600,375	(a)
Wells Fargo Commercial Mortgage Trust 2017-C41 AS	3.785%	#(l)	11/15/2050	2,089	2,153,871
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO(k)	0.959%	#(l)	5/15/2047	10,166	283,858
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO(k)	0.572%	#(l)	5/15/2047	2,617	56,347
Total Non-Agency Commercial Mortgage-Backed Securities (cost $69,409,071)					65,561,502

	Dividend			Shares
	Rate			(000)

PREFERRED STOCK 0.00%

Oil
Templar Energy LLC (cost $867,377)	Zero Coupon			100	–	(b)

				Principal
	Interest			Amount
	Rate			(000)

U.S. TREASURY OBLIGATIONS 2.36%
U.S. Treasury Bond	1.25%		5/15/2050	$7,509	7,199,107
U.S. Treasury Bond	2.375%		11/15/2049	1,252	1,543,335
U.S. Treasury Bond	2.75%		11/15/2047	1,446	1,888,725
U.S. Treasury Bond	3.625%		8/15/2043	1,821	2,654,036
U.S. Treasury Inflation Indexed Note(n)	0.50%		4/15/2024	13,176	13,648,952
U.S. Treasury Note	0.25%		5/31/2025	2,936	2,928,947
U.S. Treasury Note	0.625%		5/15/2030	32,386	32,299,342
Total U.S. Treasury Obligations (cost $60,851,576)					62,162,444
Total Long-Term Investments (cost $2,498,478,608)					2,485,729,565

SHORT-TERM INVESTMENTS 4.81%

COMMERCIAL PAPER 1.02%

Automotive 0.34%
American Honda Finance Corp.	2.059%		8/11/2020	1,246	1,241,323
American Honda Finance Corp.	2.088%		7/20/2020	2,987	2,978,665

See Notes to Financial Statements.	181

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2020

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Automotive (continued)
Ford Motor Credit Co. LLC	7.166%	6/2/2020	$1,000	$999,806
General Motors Financial Co., Inc.	4.237%	7/6/2020	2,018	2,009,858
Hyundai Capital America	1.829%	6/29/2020	1,671	1,668,661
Total				8,898,313

Financial Services 0.08%
Syngenta Wilmington, Inc.	2.247%	6/2/2020	2,212	2,212,078

Household Furnishings 0.02%
Leggett & Platt, Inc.	1.299%	6/9/2020	394	393,888

Leisure 0.23%
Carnival Corp.	2.152%	9/3/2020	2,196	2,159,119
Carnival Corp.	2.152%	9/4/2020	4,082	4,012,194
Total				6,171,313

Lodging 0.03%
Marriott International, Inc.	6.377%	7/6/2020	669	664,967

Oil: Crude Producers 0.24%
Energy Transfer Partners	1.268%	6/1/2020	6,369	6,369,000

Retail 0.08%
Walgreens Boots Alliance, Inc.	2.203%	7/24/2020	2,211	2,204,001
Total Commercial Paper (cost $26,985,298)				26,913,560

REPURCHASE AGREEMENT 3.79%
Repurchase Agreement dated 5/29/2020, 0.00% due 6/1/2020 with Fixed Income Clearing Corp. collateralized by $95,995,000 of U.S. Treasury Note at 2.125% due 12/31/2022; value: $101,579,509; proceeds: $99,585,389 (cost $99,585,389)			99,585	99,585,389
Total Short-Term Investments (cost $126,570,687)				126,498,949
Total Investments in Securities 99.35% (cost $2,625,049,295)				2,612,228,514
Cash, Foreign Cash and Other Assets in Excess Liabilities(o) 0.65%				17,080,589
Net Assets 100.00%				$2,629,309,103

182	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2020

EUR	Euro.
CMT	Constant Maturity Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
PO	Principal Only.
SOFR	Secured Over Night Financing Rate.
Units	More than one class of securities traded together.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At May 31, 2020, the total value of Rule 144A securities was $851,361,073, which represents 32.38% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2020.
(a)	Level 3 Investment as described in Note 2(t) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Level 3 Investment as described in Note 2(t) in the Notes to Financials. Security fair valued by the Pricing Committee.
(c)	Foreign security traded in U.S. dollars.
(d)	Security is perpetual in nature and has no stated maturity.
(e)	Securities purchased on a when-issued basis (See Note 2(i)).
(f)	Defaulted (non-income producing security).
(g)	Investment in non-U.S. dollar denominated securities.
(h)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2020.
(i)	Level 3 Investment as described in Note 2(t) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(j)	Interest rate to be determined.
(k)	IOettes. These securities represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, however, a nominal amount of principal is assigned to an IOette. This amount is very small in relation to the interest flow that constitutes almost all of the IOette cash flow. The stated price and coupon are linked to that small principal amount and therefore appear unusually large.
(l)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(m)	Amount is less than $1,000.
(n)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(o)	Cash, Foreign Cash and Other Assets in Excess Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swap contracts as follows:

See Notes to Financial Statements.	183

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2020

Centrally Cleared Credit Default Swaps on Indexes – Sell Protection at May 31, 2020(1):

		Fund
Referenced	Central	Receives	Termination	Notional	Notional	Payments	Unrealized
Index	Clearing party	(Quarterly)	Date	Amount	Value	Upfront(2)	Appreciation(3)
Markit CDX.NA.HY.34(4)(5)	Credit Suisse	5.00%	06/20/2025	$70,560,000	$69,164,351	$(4,312,114)	$2,916,465

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $2,916,465. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities.

Open Forward Foreign Currency Exchange Contracts at May 31, 2020:

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
Euro	Buy	Bank of America	6/9/2020	958,000	$1,058,207	$1,063,572	$5,365
Euro	Sell	State Street Bank and Trust	6/9/2020	8,035,000	9,059,061	8,920,460	138,601
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$143,966

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
Euro	Sell	State Street Bank and Trust	6/9/2020	4,750,000	$5,167,997	$5,273,452	$(105,455)

184	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2020

Open Futures Contracts at May 31, 2020:

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Appreciation
Euro- Schatz	June 2020	77	Short	EUR (8,651,584)	EUR (8,628,235)	$25,918
U.S. 2-Year Treasury Note	September 2020	1,749	Long	$386,085,751	$386,255,719	169,968
U.S. 5-Year Treasury Note	September 2020	1,540	Long	193,194,357	193,462,500	268,143
U.S. Long Bond	September 2020	31	Long	5,501,712	5,529,625	27,913
U.S. Ultra Treasury Bond	September 2020	199	Long	43,017,108	43,388,219	371,111
Total Unrealized Appreciation on Open Futures Contracts						$863,053

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Depreciation
U.S. 10-Year Ultra Treasury Bond	September 2020	532	Short	$(83,392,080)	$(83,698,562)	$(306,482)

The following is a summary of the inputs used as of May 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$–	$114,034,817	$3,622,314	$117,657,131
Remaining Industries	–	34,114,413	–	34,114,413
Common Stocks	–	–	9,071	9,071
Corporate Bonds	–	2,079,445,640	–	2,079,445,640
Floating Rate Loans
Aerospace/Defense	–	–	9,806,250	9,806,250
Automotive	–	–	1,723,424	1,723,424
Environmental Services	–	–	4,048,703	4,048,703
Investment Management Companies	–	–	8,383,687	8,383,687
Lodging	–	6,146,900	2,925,000	9,071,900
Oil	–	–	90,499	90,499
Remaining Industries	–	79,923,691	–	79,923,691
Government Sponsored Enterprises
Collateralized Mortgage Obligations	–	478,969	–	478,969
Government Sponsored Enterprises
Pass–Through	–	7,019,122	–	7,019,122
Municipal Bonds	–	6,233,119	–	6,233,119
Non–Agency Commercial
Mortgage–Backed Securities	–	64,961,127	600,375	65,561,502
Preferred Stock	–	–	–	–
U.S. Treasury Obligations	–	62,162,444	–	62,162,444
Short-Term Investments
Commercial Paper	–	26,913,560	–	26,913,560
Repurchase Agreement	–	99,585,389	–	99,585,389
Total	$–	$2,581,019,191	$31,209,323	$2,612,228,514

See Notes to Financial Statements.	185

Schedule of Investments (unaudited)(concluded)

INCOME FUND May 31, 2020

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$2,916,465	$–	$2,916,465
Liabilities	–	–	–	–
Forward Foreign Currency Exchange Contracts
Assets	–	143,966	–	143,966
Liabilities	–	(105,455)	–	(105,455)
Futures Contracts
Assets	863,053	–	–	863,053
Liabilities	(306,482)	–	–	(306,482)
Total	$556,571	$2,954,976	$–	$3,511,547

(1)	Refer to Note 2(t) for a description of fair value measurements and the three–tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three–tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

					Non–Agency
					Commercial
				Floating	Mortgage-
	Asset-Backed	Commercial	Common	Rate	Backed	Preferred
Investment Type	Securities	Paper	Stock	Loans	Securities	Stock
Balance as of December 1, 2019	$–	$5,967,800	$–	$5,126,106	$–	$–
Accrued Discounts (Premiums)	2,228	32,200	–	8,761	3,125	–
Realized Gain (Loss)	(230,591)	–	–	(57,230)	–	–
Change in Unrealized Appreciation (Depreciation)	(299,197)	–	(4,367)	(595,676)	(1,412,374)	–
Purchases	2,698,438	–	1,307	36,512,679	–	–
Sales	(1,487,500)	(6,000,000)	–	(8,890,971)	–	–
Transfers into Level 3	2,938,936	–	12,131	–	2,009,624	–
Transfers out of Level 3	–	–	–	(5,126,106)	–	–
Balance as of May 31, 2020	$3,622,314	$–	$9,071	$26,977,563	$600,375	$–
Change in unrealized appreciation/depreciation for the period ended May 31, 2020, related to Level 3 investments held at May 31, 2020	$(299,197)	$–	$(4,367)	$(595,697)	$(1,412,374)	$–

186	See Notes to Financial Statements.

Schedule of Investments (unaudited)

INFLATION FOCUSED FUND May 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 94.73%

ASSET-BACKED SECURITIES 18.69%

Automobiles 6.75%
ACC Trust 2019-1 A†	3.75%	5/20/2022	$322	$323,023
AmeriCredit Automobile Receivables Trust 2016-2 C	2.87%	11/8/2021	322	322,102
AmeriCredit Automobile Receivables Trust 2017-3 B	2.24%	6/19/2023	649	652,141
AmeriCredit Automobile Receivables Trust 2017-4 A3	2.04%	7/18/2022	543	544,572
AmeriCredit Automobile Receivables Trust 2020-1 B	1.48%	1/21/2025	583	571,352
ARI Fleet Lease Trust 2020-A A2†	1.77%	8/15/2028	534	535,562
Arivo Acceptance Auto Loan Receivables Trust 2019-1 A†	2.99%	7/15/2024	688	685,481
Avid Automobile Receivables Trust 2018-1 A†	2.84%	8/15/2023	126	126,119
Avis Budget Rental Car Funding AESOP LLC 2015-2A†	2.63%	12/20/2021	283	278,080
Bank of The West Auto Trust 2017-1 A4†	2.33%	9/15/2023	506	514,338
California Republic Auto Receivables Trust 2016-1 A4	2.24%	10/15/2021	56	55,754
California Republic Auto Receivables Trust 2016-2 A4	1.83%	12/15/2021	35	34,710
California Republic Auto Receivables Trust 2018-1 A3	3.14%	8/15/2022	1,018	1,026,996
Capital Auto Receivables Asset Trust 2017-1 A4†	2.22%	3/21/2022	327	327,588
CarMax Auto Owner Trust 2016-4 A3	1.40%	8/15/2021	21	21,151
CarMax Auto Owner Trust 2016-4 A4	1.60%	6/15/2022	331	331,985
CarMax Auto Owner Trust 2017-3 B	2.44%	2/15/2023	373	377,552
CarMax Auto Owner Trust 2020-2 A3	1.70%	11/15/2024	200	204,490
Carvana Auto Receivables Trust 2019-2A C†	3.00%	6/17/2024	591	588,978
Chesapeake Funding II LLC 2017-2A A1†	1.99%	5/15/2029	370	371,542
CPS Auto Receivables Trust 2017-D†	3.73%	9/15/2023	229	230,471
CPS Auto Receivables Trust 2018-B C†	3.58%	3/15/2023	408	408,420
CPS Auto Receivables Trust 2019-A C†	3.89%	12/16/2024	110	109,701
CPS Auto Receivables Trust 2019-C†	2.84%	6/16/2025	181	180,450
CPS Auto Receivables Trust 2019-C D†	3.17%	6/16/2025	281	268,930
CPS Auto Receivables Trust 2019-D B†	2.35%	11/15/2023	551	552,002
CPS Auto Receivables Trust 2019-D C†	2.54%	8/15/2024	667	659,496
CPS Auto Receivables Trust 2020-A D†	2.90%	12/15/2025	100	95,000
CPS Auto Receivables Trust 2020-B E†	5.75%	12/15/2023	500	501,940
Drive Auto Receivables Trust 2016-BA D†	4.53%	8/15/2023	381	383,345
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	197	198,423

See Notes to Financial Statements.	187

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Drive Auto Receivables Trust 2017-2 D	3.49%	9/15/2023	$2,934	$2,962,470
Drive Auto Receivables Trust 2017-BA D†	3.72%	10/17/2022	261	262,531
Drive Auto Receivables Trust 2018-4 D	4.09%	1/15/2026	701	715,903
Drive Auto Receivables Trust 2019-2 B	3.17%	11/15/2023	638	644,826
Drive Auto Receivables Trust 2019-2 C	3.42%	6/16/2025	1,238	1,255,216
Drive Auto Receivables Trust 2019-2 D	3.69%	8/17/2026	717	718,688
Drive Auto Receivables Trust 2019-3 A2A	2.63%	9/15/2022	521	521,612
Drive Auto Receivables Trust 2019-4 C	2.51%	11/17/2025	1,289	1,285,097
Drive Auto Receivables Trust 2019-4 D	2.70%	2/16/2027	1,080	1,050,496
Exeter Automobile Receivables Trust 2017-3A B†	2.81%	9/15/2022	516	517,970
Exeter Automobile Receivables Trust 2019-4A B†	2.30%	12/15/2023	885	886,413
First Investors Auto Owner Trust 2018-1A B†	3.51%	5/15/2023	265	267,357
First Investors Auto Owner Trust 2018-2A C†	4.03%	1/15/2025	318	322,256
First Investors Auto Owner Trust 2018-2A D†	4.28%	1/15/2025	202	204,620
Flagship Credit Auto Trust 2017-4 A†	2.07%	4/15/2022	46	45,665
Ford Credit Auto Owner Trust 2016-2 A†	2.03%	12/15/2027	1,082	1,085,476
Ford Credit Auto Owner Trust 2017-2 A†	2.36%	3/15/2029	1,417	1,432,348
Ford Credit Auto Owner Trust 2019-REV1 A†	3.52%	7/15/2030	932	980,908
Foursight Capital Automobile Receivables Trust 2020-1 A3†	2.05%	10/15/2024	193	193,720
GM Financial Consumer Automobile Receivables Trust 2019-1 B	3.37%	8/16/2024	416	436,524
Honda Auto Receivables Owner Trust 2020-2 A3	0.82%	7/15/2024	510	512,822
Prestige Auto Receivables Trust 2019-1A D†	3.01%	8/15/2025	241	234,712
Santander Drive Auto Receivables Trust 2016-1 D	4.02%	4/15/2022	177	177,328
Santander Drive Auto Receivables Trust 2017-2 C	2.79%	8/15/2022	331	331,494
Santander Drive Auto Receivables Trust 2017-3 C	2.76%	12/15/2022	247	248,343
Santander Drive Auto Receivables Trust 2018-4 C	3.56%	7/15/2024	1,127	1,142,700
Santander Drive Auto Receivables Trust 2019-3 C	2.49%	10/15/2025	1,483	1,485,519
Santander Retail Auto Lease Trust 2019-B D†	3.31%	6/20/2024	1,010	964,803
TCF Auto Receivables Owner Trust 2015-2A C†	3.75%	12/15/2021	73	73,224
TCF Auto Receivables Owner Trust 2015-2A D†	4.24%	8/15/2022	2,369	2,370,704
TCF Auto Receivables Owner Trust 2016-1A A4†	2.03%	2/15/2022	187	186,827
TCF Auto Receivables Owner Trust 2016-1A B†	2.32%	6/15/2022	622	622,821
TCF Auto Receivables Owner Trust 2016-1A C†	2.51%	9/15/2022	172	172,227
TCF Auto Receivables Owner Trust 2016-PT1A A†	1.93%	6/15/2022	141	141,485
Volkswagen Auto Loan Enhanced Trust 2020-1 A3	0.98%	11/20/2024	988	993,041
Westlake Automobile Receivables Trust 2018-3A A2A†	2.98%	1/18/2022	353	353,405
Westlake Automobile Receivables Trust 2019-2A D†	3.20%	11/15/2024	1,216	1,206,872

188	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Westlake Automobile Receivables Trust 2019-3A B†	2.41%		10/15/2024	$1,145	$1,155,884
Westlake Automobile Receivables Trust 2019-3A C†	2.49%		10/15/2024	1,114	1,115,292
World Omni Select Auto Trust 2018-1A B†	3.68%		7/15/2023	340	344,256
World Omni Select Auto Trust 2018-1A D†	4.13%		1/15/2025	1,242	1,262,761
World Omni Select Auto Trust 2019-A C	2.38%		12/15/2025	282	278,854
World Omni Select Auto Trust 2019-A D	2.59%		12/15/2025	628	620,005
Total					43,267,169

Credit Cards 2.33%
Capital One Multi-Asset Execution Trust 2019-A2 A2	1.72%		8/15/2024	289	296,765
Master Credit Card Trust 2019-1A B†	3.57%		7/21/2022	231	230,212
Master Credit Card Trust II Series 2018-1A A†	0.661% (1 Mo. LIBOR + .49%	)#	7/21/2024	1,254	1,238,939
Perimeter Master Note Business Trust 2019-1A A†	4.31%		12/15/2022	2,543	2,557,821
Perimeter Master Note Business Trust 2019-1A B†	6.02%		12/15/2022	500	505,137
Synchrony Credit Card Master Note Trust 2016-2 B	2.55%		5/15/2024	693	694,783
Synchrony Credit Card Master Note Trust 2017-1 B	2.19%		6/15/2023	4,413	4,413,516
Synchrony Credit Card Master Note Trust 2017-2 B	2.82%		10/15/2025	999	1,037,805
World Financial Network Credit Card Master Trust 2015-B A	2.55%		6/17/2024	1,112	1,113,253
World Financial Network Credit Card Master Trust 2018-C M	3.95%		8/15/2025	743	750,585
World Financial Network Credit Card Master Trust 2019-A	3.14%		12/15/2025	939	962,919
World Financial Network Credit Card Master Trust 2019-B A	2.49%		4/15/2026	76	76,756
World Financial Network Credit Card Master Trust
2019-C A	2.21%		7/15/2026	1,051	1,056,031
Total					14,934,522

Home Equity 0.01%
New Century Home Equity Loan Trust 2005-A A6	4.685%		8/25/2035	38	37,205

Other 9.60%
Ammc Clo Ltd. 2016-19A CR†	3.769% (3 Mo. LIBOR + 2.55%	)#	10/16/2028	750	726,129
Amur Equipment Finance Receivables VI LLC 2018-2A A2†	3.89%		7/20/2022	1,139	1,159,079
Amur Equipment Finance Receivables VII LLC 2019-1A A2†	2.63%		6/20/2024	1,287	1,300,912

See Notes to Financial Statements.	189

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Other (continued)
Anchorage Capital CLO 3-R Ltd. 2014-3RA A†	1.937% (3 Mo. LIBOR + 1.05%	)#	1/28/2031		$970	$952,627
Anchorage Capital CLO 4-R Ltd. 2014-4RA A†	1.937% (3 Mo. LIBOR + 1.05%	)#	1/28/2031		1,212	1,174,910
Apex Credit CLO Ltd. 2016-1A AS1R†	2.291% (3 Mo. LIBOR + 1.30%	)#	10/27/2028		1,521	1,509,088
Arbor Realty Commercial Real Estate Notes Ltd. 2018-FL1 A†	1.334% (1 Mo. LIBOR + 1.15%	)#	6/15/2028		1,020	981,763
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%		6/10/2021		114	113,940
Avery Point V CLO Ltd. 2014-5A AR†	2.115% (3 Mo. LIBOR + .98%	)#	7/17/2026		211	208,223
Benefit Street Partners CLO IV Ltd. 2014-IVA A2RR†	2.885% (3 Mo. LIBOR + 1.75%	)#	1/20/2029		1,000	976,070
Colombia Cent CLO Ltd. 2018-27A A2A†	2.591% (3 Mo. LIBOR + 1.60%	)#	10/25/2028		281	269,612
Conn’s Receivables Funding LLC 2018-A†	3.25%		1/15/2023		71	70,651
Conn’s Receivables Funding LLC 2019-B A†	2.66%		6/17/2024		727	714,657
Diamond Resorts Owner Trust 2016-1 A†	3.08%		11/20/2028		50	50,271
Diamond Resorts Owner Trust 2018-1 A†	3.70%		1/21/2031		1,210	1,220,965
Diamond Resorts Owner Trust 2018-1 B†	4.19%		1/21/2031		724	705,772
DLL Securitization Trust 2017-A A3†	2.14%		12/15/2021		362	362,970
DRB Prime Student Loan Trust 2015-D A2†	3.20%		1/25/2040		26	25,892
Dryden XXV Senior Loan Fund 2012-25A BRR†	2.569% (3 Mo. LIBOR + 1.35%	)#	10/15/2027		1,865	1,789,303
Elm CLO Ltd. 2014-1A BRR†	2.885% (3 Mo. LIBOR + 1.75%	)#	1/17/2029		2,500	2,434,000
Engs Commercial Finance Trust 2016-1A A2†	2.63%		2/22/2022		10	10,267
ENVA LLC 2019-A A†	3.96%		6/22/2026		175	173,755
Fairstone Financial Issuance Trust I 2019-1A A†(a)	3.948%		3/21/2033	CAD	503	361,973
Fairstone Financial Issuance Trust I 2019-1A B†(a)	5.084%		3/21/2033	CAD	226	163,417	(b)
Fairstone Financial Issuance Trust I 2019-1A C†(a)	6.299%		3/21/2033	CAD	426	309,789	(b)
Fairstone Financial Issuance Trust I 2019-1A D†(a)	7.257%		3/21/2033	CAD	252	183,233	(b)
FREED ABS TRUST 2018-2 A†	3.99%		10/20/2025		$675	670,732
Greystone Commercial Real Estate Notes Ltd. 2018-HC1 A†	1.734% (1 Mo. LIBOR + 1.55%	)#	9/15/2028		2,199	2,116,635
Greystone Commercial Real Estate Notes Ltd. 2018-HC1 AS†	2.334% (1 Mo. LIBOR + 2.15%	)#	9/15/2028		824	779,148
Halcyon Loan Advisors Funding Ltd. 2015-2A AR†	2.071% (3 Mo. LIBOR + 1.08%	)#	7/25/2027		678	671,475

190	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Halcyon Loan Advisors Funding Ltd. 2015-2A BR†	2.641% (3 Mo. LIBOR + 1.65%	)#	7/25/2027	$667	$650,602
HPEFS Equipment Trust 2020-1A A2†	1.73%		2/20/2030	690	690,229
HPEFS Equipment Trust 2020-1A A3†	1.76%		2/20/2030	522	521,024
HPEFS Equipment Trust 2020-1A B†	1.89%		2/20/2030	157	156,021
Hyundai Floorplan Master Owner Trust 2019-1 A†	2.68%		4/15/2024	2,664	2,688,729
Jamestown CLO VII Ltd. 2015-7A A1R†	1.821% (3 Mo. LIBOR + .83%	)#	7/25/2027	1,279	1,254,590
Jamestown CLO VII Ltd. 2015-7A A2R†	2.291% (3 Mo. LIBOR + 1.30%	)#	7/25/2027	944	906,322
JFIN CLO Ltd. 2013-1A A1NR†	3.209% (3 Mo. LIBOR + 1.39%	)#	1/20/2030	1,380	1,372,976
JFIN CLO Ltd. 2013-1A A2R†	4.019% (3 Mo. LIBOR + 2.20%	)#	1/20/2030	690	686,806
Madison Park Funding XVI Ltd. 2015-16A A2R†	3.035% (3 Mo. LIBOR + 1.90%	)#	4/20/2026	340	331,936
Mercedes-Benz Master Owner Trust 2019-BA A†	2.61%		5/15/2024	2,181	2,199,830
Mountain Hawk III CLO Ltd. 2014-3A AR†	2.335% (3 Mo. LIBOR + 1.20%	)#	4/18/2025	474	474,395
Mountain View CLO X Ltd. 2015-10A AR†	2.131% (3 Mo. LIBOR + .82%	)#	10/13/2027	552	541,088
MVW Owner Trust 2017-1A A†	2.42%		12/20/2034	141	139,969
N-Star REL CDO VIII Ltd. 2006-8A B†	2.179% (1 Mo. LIBOR + .42%	)#	2/1/2041	1,179	1,155,961	(b)
NextGear Floorplan Master Owner Trust 2018-2A A2†	3.69%		10/15/2023	1,846	1,843,818
NextGear Floorplan Master Owner Trust 2018-2A B†	4.01%		10/15/2023	736	714,991
Northwoods Capital 20 Ltd. 2019-20A B†	3.901% (3 Mo. LIBOR + 2.00%	)#	1/25/2030	676	673,812
Northwoods Capital Ltd. 2019-20A A1†	3.221% (3 Mo. LIBOR + 1.32%	)#	1/25/2030	417	412,766
Oaktree CLO 2014-1A A1R†	1.724% (3 Mo. LIBOR + 1.29%	)#	5/13/2029	715	703,936
Oaktree CLO Ltd. 2015-1A A1R†	2.005% (3 Mo. LIBOR + .87%	)#	10/20/2027	718	708,244
OCP CLO Ltd. 2015-10A A2AR†	2.291% (3 Mo. LIBOR + 1.30%	)#	10/26/2027	645	627,019
OCP CLO Ltd. 2016-12A A2R†	2.735% (3 Mo. LIBOR + 1.60%	)#	10/18/2028	1,103	1,073,990
OneMain Financial Issuance Trust 2018-2A A†	3.57%		3/14/2033	210	215,186
Orange Lake Timeshare Trust 2019-A†	3.06%		4/9/2038	338	326,127
Orec Ltd. 2018-CRE1 A†	1.364% (1 Mo. LIBOR + 1.18%	)#	6/15/2036	1,675	1,612,286

See Notes to Financial Statements.	191

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
OZLM VIII Ltd. 2014-8A A1RR†	2.305% (3 Mo. LIBOR + 1.17%	)#	10/17/2029	$714	$684,238
Palmer Square Loan Funding Ltd. 2018-1A A1†	1.819% (3 Mo. LIBOR + .60%	)#	4/15/2026	1,182	1,175,133
Palmer Square Loan Funding Ltd. 2018-5A A2†	2.535% (3 Mo. LIBOR + 1.40%	)#	1/20/2027	667	651,085
Planet Fitness Master Issuer LLC 2018-1A A2II†	4.666%		9/5/2048	645	594,185
Prima Capital CRE Securitization 2015-5A C†	4.50%		12/24/2050	1,960	1,905,220
Prima Capital CRE Securitization Ltd. 2013-3A A†	2.214%		10/24/2035	68	67,083	(b)
Ready Capital Mortgage Financing LLC 2018-FL2 A†	1.018% (1 Mo. LIBOR + .85%	)#	6/25/2035	284	274,094
Salem Fields CLO Ltd. 2016-2A A2R†	3.494% (3 Mo. LIBOR + 1.70%	)#	10/25/2028	1,227	1,187,546
SCF Equipment Leasing LLC 2018-1A A2†	3.63%		10/20/2024	1,154	1,157,336
SCF Equipment Leasing LLC 2019-1A A1†	3.04%		3/20/2023	820	820,210
SCF Equipment Leasing LLC 2019-1A A2†	3.23%		10/20/2024	1,907	1,849,047
SCF Equipment Leasing LLC 2019-2A A1†	2.22%		6/20/2024	1,064	1,066,345
SCF Equipment Leasing LLC 2019-2A A2†	2.47%		4/20/2026	2,107	2,101,366
Seneca Park CLO Ltd. 2014-1A AR†	2.255% (3 Mo. LIBOR + 1.12%	)#	7/17/2026	98	97,172
SLM Student Loan Trust 2011-1 A1	0.688% (1 Mo. LIBOR + .52%	)#	3/25/2026	4	4,050
SoFi Professional Loan Program LLC 2017-E A2A†	1.86%		11/26/2040	135	135,122
Towd Point Asset Trust 2018-SL1 A†	0.768% (1 Mo. LIBOR + .60%	)#	1/25/2046	1,495	1,453,451
WhiteHorse VIII Ltd. 2014-1A BR†	2.137% (3 Mo. LIBOR + 1.45%	)#	5/1/2026	1,501	1,479,181
Total					61,571,775
Total Asset-Backed Securities (cost $120,505,998)					119,810,671

				Shares
				(000)

COMMON STOCK 0.00%

Oil
Templar Energy LLC Class A Units (cost $103,114)				10	825	(c)

192	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
CONVERTIBLE BONDS 0.12%

Energy Equipment & Services 0.01%
SunPower Corp.	0.875%	6/1/2021	$108	$98,550

Technology 0.11%
Weibo Corp. (China)(d)	1.25%	11/15/2022	798	704,235
Total Convertible Bonds (cost $869,879)				802,785

CORPORATE BONDS 46.79%

Aerospace/Defense 0.93%
Boeing Co. (The)	2.30%	8/1/2021	360	360,773
Boeing Co. (The)	4.508%	5/1/2023	1,785	1,845,178
Boeing Co. (The)	4.875%	5/1/2025	1,808	1,921,027
Howmet Aerospace, Inc.	5.125%	10/1/2024	728	739,794
Spirit AeroSystems, Inc.	3.95%	6/15/2023	1,154	934,740
Triumph Group, Inc.	5.25%	6/1/2022	204	167,583
Total				5,969,095

Air Transportation 0.31%
Air Canada 2015-1 Class B Pass-Through Trust (Canada)†(d)	3.875%	9/15/2024	260	219,053
Air Canada 2015-2 Class B Pass-Through Trust (Canada)†(d)	5.00%	6/15/2025	150	105,484
American Airlines 2013-1 Class B Pass-Through Trust†	5.625%	7/15/2022	197	177,093
American Airlines 2014-1 Class B Pass-Through Trust	4.375%	4/1/2024	978	587,553
American Airlines Group, Inc.†	3.75%	3/1/2025	738	361,734
United Airlines 2014-1 Class B Pass-Through Trust	4.75%	10/11/2023	151	121,844
US Airways 2012-2 Class B Pass-Through Trust	6.75%	12/3/2022	24	19,246
US Airways 2013-1 Class B Pass-Through Trust	5.375%	5/15/2023	555	420,246
Total				2,012,253

Auto Parts: Original Equipment 0.48%
Nexteer Automotive Group Ltd.†	5.875%	11/15/2021	1,200	1,206,001
ZF North America Capital, Inc.†	4.50%	4/29/2022	300	297,285
ZF North America Capital, Inc.†	4.75%	4/29/2025	1,598	1,564,042
Total				3,067,328

Automotive 3.07%
Aston Martin Capital Holdings Ltd. (Jersey)†(d)	6.50%	4/15/2022	257	205,312
BMW US Capital LLC†	3.80%	4/6/2023	1,337	1,403,474

See Notes to Financial Statements.	193

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automotive (continued)
BMW US Capital LLC†	3.90%		4/9/2025	$1,393	$1,506,479
Daimler Finance North America LLC†	1.106% (3 Mo. LIBOR + .55%	)#	5/4/2021	500	492,393
Daimler Finance North America LLC†	1.211% (3 Mo. LIBOR + .67%	)#	11/5/2021	1,000	971,484
Ford Motor Credit Co. LLC	1.636% (3 Mo. LIBOR + 1.08%	)#	8/3/2022	200	182,159
Ford Motor Credit Co. LLC	2.134% (3 Mo. LIBOR + .93%	)#	9/24/2020	968	958,372
Ford Motor Credit Co. LLC	2.979%		8/3/2022	300	288,000
Ford Motor Credit Co. LLC	3.087%		1/9/2023	468	444,483
Ford Motor Credit Co. LLC	3.219%		1/9/2022	475	459,563
Ford Motor Credit Co. LLC	5.584%		3/18/2024	1,445	1,442,760
Ford Motor Credit Co. LLC	5.875%		8/2/2021	3,072	3,089,280
General Motors Co.	5.40%		10/2/2023	174	183,934
General Motors Co.	6.125%		10/1/2025	167	182,677
General Motors Financial Co., Inc.	2.90%		2/26/2025	559	544,111
General Motors Financial Co., Inc.	3.15%		6/30/2022	166	165,674
General Motors Financial Co., Inc.	3.70%		5/9/2023	557	557,580
General Motors Financial Co., Inc.	3.95%		4/13/2024	1,117	1,122,371
General Motors Financial Co., Inc.	4.25%		5/15/2023	280	281,776
General Motors Financial Co., Inc.	5.10%		1/17/2024	1,801	1,880,209
General Motors Financial Co., Inc.	5.20%		3/20/2023	346	360,429
Hyundai Capital America†	3.00%		6/20/2022	213	214,319
Toyota Motor Credit Corp.	1.35%		8/25/2023	893	901,263
Volkswagen Group of America Finance LLC†	2.90%		5/13/2022	861	876,531
Volkswagen Group of America Finance LLC†	3.125%		5/12/2023	745	765,573
Volkswagen Group of America Finance LLC†	3.35%		5/13/2025	212	221,120
Total					19,701,326

Banks: Regional 6.53%
ABN AMRO Bank NV (Netherlands)†(d)	4.75%		7/28/2025	200	217,049
ABN AMRO Bank NV (Netherlands)(d)	6.25%		4/27/2022	2,533	2,730,066
AIB Group plc (Ireland)†(d)	4.263% (3 Mo. LIBOR + 1.87%	)#	4/10/2025	712	742,300
AIB Group plc (Ireland)†(d)	4.75%		10/12/2023	665	704,974
Akbank T.A.S. (Turkey)†(d)	5.00%		10/24/2022	600	592,474
ASB Bank Ltd. (New Zealand)†(d)	3.75%		6/14/2023	1,018	1,092,644
Associated Bank NA	3.50%		8/13/2021	995	1,015,675
Australia & New Zealand Banking Group Ltd. (Australia)†(d)	4.50%		3/19/2024	216	231,798
Bancolombia SA (Colombia)(d)	3.00%		1/29/2025	607	587,464

194	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)
Bank of America Corp.	2.456% (3 Mo. LIBOR + .87%	)#	10/22/2025	$909	$946,902
Bank of America Corp.	3.95%		4/21/2025	678	741,610
Bank of Ireland Group plc (Ireland)†(d)	4.50%		11/25/2023	912	947,125
BankUnited, Inc.	4.875%		11/17/2025	1,249	1,343,091
Barclays Bank plc (United Kingdom)†(d)	10.179%		6/12/2021	2,148	2,324,577
BBVA Bancomer SA†	6.50%		3/10/2021	205	210,796
CIT Group, Inc.	4.75%		2/16/2024	96	96,330
Citigroup, Inc.	1.678% (SOFR + 1.67%	)#	5/15/2024	668	674,380
Danske Bank A/S (Denmark)†(d)	3.001% (3 Mo. LIBOR + 1.25%	)#	9/20/2022	718	725,652
Danske Bank A/S (Denmark)†(d)	5.00%		1/12/2022	909	952,828
Danske Bank A/S (Denmark)†(d)	5.375%		1/12/2024	364	398,135
FNB Corp.	2.20%		2/24/2023	510	510,126
Goldman Sachs Group, Inc. (The)	1.11% (3 Mo. LIBOR + .75%	)#	2/23/2023	235	230,956
Goldman Sachs Group, Inc. (The)	1.54% (3 Mo. LIBOR + .78%	)#	10/31/2022	691	682,983
Goldman Sachs Group, Inc. (The)	2.02% (3 Mo. LIBOR + 1.00%	)#	7/24/2023	424	420,278
Goldman Sachs Group, Inc. (The)	3.272% (3 Mo. LIBOR + 1.20%	)#	9/29/2025	563	596,482
Intesa Sanpaolo SpA (Italy)†(d)	6.50%		2/24/2021	2,138	2,187,384
Macquarie Bank Ltd. (Australia)†(d)	6.625%		4/7/2021	294	307,176
Macquarie Group Ltd. (Australia)†(d)	3.189% (3 Mo. LIBOR + 1.02%	)#	11/28/2023	871	897,680
Manufacturers & Traders Trust Co.	1.385% (1 Mo. LIBOR + 1.22%	)#	12/28/2020	346	346,051
Morgan Stanley	4.10%		5/22/2023	404	433,120
National Securities Clearing Corp.†	1.20%		4/23/2023	601	604,746
National Securities Clearing Corp.†	1.50%		4/23/2025	393	398,672
Nordea Bank Abp (Finland)†(d)	4.25%		9/21/2022	505	528,991
Popular, Inc.	6.125%		9/14/2023	504	509,617
Royal Bank of Scotland Group plc (United Kingdom)(d)	6.125%		12/15/2022	549	593,137
Santander UK Group Holdings plc (United Kingdom)(d)	3.373% (3 Mo. LIBOR + 1.08%	)#	1/5/2024	698	724,661
Standard Chartered Bank Hong Kong Ltd. (Hong Kong)(d)	5.875%		6/24/2020	555	556,630
Standard Chartered plc (United Kingdom)†(d)	4.247% (3 Mo. LIBOR + 1.15%	)#	1/20/2023	1,578	1,633,464

See Notes to Financial Statements.	195

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Shares (000)	Fair Value
Banks: Regional (continued)
Swedbank AB(e)	1.30%		6/2/2023	$793	$792,072	(b)
Swedbank AB (Sweden)†(d)	2.80%		3/14/2022	837	864,267
Synovus Bank	2.289% (SOFR + .95%	)#	2/10/2023	250	247,100
Synovus Financial Corp.	3.125%		11/1/2022	1,470	1,480,283
Truist Bank	1.50%		3/10/2025	677	692,057
Turkiye Vakiflar Bankasi TAO (Turkey)†(d)	5.625%		5/30/2022	1,267	1,256,560
Turkiye Vakiflar Bankasi TAO (Turkey)†(d)	5.75%		1/30/2023	364	355,240
UBS AG	7.625%		8/17/2022	4,406	4,870,789
UBS Group AG (Switzerland)†(d)	1.578% (3 Mo. LIBOR + 1.22%	)#	5/23/2023	1,085	1,088,675
Wells Fargo & Co.	2.164% (3 Mo. LIBOR + .75%	)#	2/11/2026	736	746,917
Total					41,831,984

Building Materials 0.40%
Boral Finance Pty Ltd. (Australia)†(d)	3.00%		11/1/2022	412	410,842
CPG Merger Sub LLC†	8.00%		10/1/2021	887	890,659
Owens Corning	4.20%		12/1/2024	1,204	1,272,921
Total					2,574,422

Business Services 0.39%
Adani Ports & Special Economic Zone Ltd. (India)†(d)	3.375%		7/24/2024	500	486,682
Capitol Investment Merger Sub 2 LLC†	10.00%		8/1/2024	194	186,018
Equifax, Inc.	1.262% (3 Mo. LIBOR + .87%	)#	8/15/2021	672	663,907
IHS Markit Ltd. (United Kingdom)(d)	4.125%		8/1/2023	172	186,545
Laureate Education, Inc.†	8.25%		5/1/2025	213	225,645
PayPal Holdings, Inc.	1.65%		6/1/2025	404	414,273
PayPal Holdings, Inc.	2.40%		10/1/2024	342	361,707
Total					2,524,777

Chemicals 0.48%
Blue Cube Spinco LLC	9.75%		10/15/2023	177	184,631
CNAC HK Finbridge Co. Ltd. (Hong Kong)(d)	3.50%		7/19/2022	600	612,485
Equate Petrochemical BV (Netherlands)†(d)	3.00%		3/3/2022	200	199,930
NOVA Chemicals Corp. (Canada)†(d)	5.25%		8/1/2023	495	473,029
Nutrien Ltd. (Canada)(d)	1.90%		5/13/2023	289	294,235
Syngenta Finance NV (Netherlands)†(d)	3.933%		4/23/2021	1,026	1,028,449
Syngenta Finance NV (Netherlands)†(d)	4.441%		4/24/2023	250	256,768
Total					3,049,527

196	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Computer Hardware 0.90%
Dell International LLC/EMC Corp.†	5.45%		6/15/2023	$3,739	$4,017,783
Dell International LLC/EMC Corp.†	5.85%		7/15/2025	184	206,216
HT Global IT Solutions Holdings Ltd. (Mauritius)†(d)	7.00%		7/14/2021	700	623,000
Leidos, Inc.†	2.95%		5/15/2023	683	710,429
Leidos, Inc.†	3.625%		5/15/2025	210	226,365
Total					5,783,793

Computer Software 0.82%
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho†	10.00%		11/30/2024	501	534,870
Oracle Corp.	2.50%		4/1/2025	1,094	1,165,162
RP Crown Parent LLC†	7.375%		10/15/2024	477	475,161
Solera LLC/Solera Finance, Inc.†	10.50%		3/1/2024	1,751	1,784,015
Sophia LP/Sophia Finance, Inc.†	9.00%		9/30/2023	1,245	1,263,544
Total					5,222,752

Construction/Homebuilding 0.50%
D.R. Horton, Inc.	2.60%		10/15/2025	265	272,512
D.R. Horton, Inc.	4.375%		9/15/2022	330	346,855
D.R. Horton, Inc.	4.75%		2/15/2023	152	161,711
D.R. Horton, Inc.	5.75%		8/15/2023	1,592	1,764,663
M/I Homes, Inc.	5.625%		8/1/2025	159	159,580
Williams Scotsman International, Inc.†	7.875%		12/15/2022	488	501,915
Total					3,207,236

Diversified 0.03%
KOC Holding AS (Turkey)†(d)	5.25%		3/15/2023	212	210,542

Drugs 1.93%
AbbVie, Inc.†	2.60%		11/21/2024	1,679	1,765,717
Bausch Health Cos., Inc.†	6.125%		4/15/2025	663	674,533
Bausch Health Cos., Inc.†	6.50%		3/15/2022	436	444,225
Bausch Health Cos., Inc.†	7.00%		3/15/2024	1,081	1,121,424
Bayer US Finance II LLC†	1.751% (3 Mo. LIBOR + 1.01%	)#	12/15/2023	1,325	1,290,910
Bayer US Finance II LLC†	1.846% (3 Mo. LIBOR + .63%	)#	6/25/2021	200	198,945
Bayer US Finance II LLC†	2.75%		7/15/2021	500	510,550
Bayer US Finance II LLC†	3.375%		7/15/2024	1,570	1,675,628
Bayer US Finance II LLC†	4.25%		12/15/2025	300	336,350
Becton Dickinson & Co.	2.25% (3 Mo. LIBOR + .88%	)#	12/29/2020	671	670,887
Cardinal Health, Inc.	3.079%		6/15/2024	1,722	1,819,695
Cardinal Health, Inc.	3.50%		11/15/2024	1,505	1,615,041

See Notes to Financial Statements.	197

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Drugs (continued)
Cigna Corp.	4.125%	11/15/2025	$222	$253,249
Total				12,377,154

Electric: Power 3.03%
AES Corp. (The)	4.875%	5/15/2023	573	578,504
Ausgrid Finance Pty Ltd. (Australia)†(d)	3.85%	5/1/2023	2,235	2,347,162
Avangrid, Inc.	3.20%	4/15/2025	369	395,455
Calpine Corp.	5.75%	1/15/2025	467	478,967
CenterPoint Energy, Inc.	2.50%	9/1/2024	584	606,683
Comision Federal de Electricidad (Mexico)†(d)	4.875%	5/26/2021	396	404,365
Comision Federal de Electricidad (Mexico)†(d)	4.875%	1/15/2024	1,397	1,482,419
Duquesne Light Holdings, Inc.†	5.90%	12/1/2021	353	370,487
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	572	581,266
Enel Finance International NV (Netherlands)†(d)	2.65%	9/10/2024	1,077	1,122,825
Enel Finance International NV (Netherlands)†(d)	4.25%	9/14/2023	472	509,814
Evergy, Inc.	2.45%	9/15/2024	368	385,394
Exelon Generation Co. LLC	3.25%	6/1/2025	664	688,157
Jersey Central Power & Light Co.†	4.70%	4/1/2024	341	382,800
NRG Energy, Inc.†	3.75%	6/15/2024	1,197	1,243,466
Origin Energy Finance Ltd. (Australia)†(d)	5.45%	10/14/2021	2,207	2,296,927
PPL Capital Funding, Inc.	3.50%	12/1/2022	430	449,904
San Diego Gas & Electric Co.	1.914%	2/1/2022	155	155,483
Sempra Energy	4.05%	12/1/2023	465	505,481
TransAlta Corp. (Canada)(d)	4.50%	11/15/2022	1,861	1,862,163
Vistra Operations Co. LLC†	3.55%	7/15/2024	2,542	2,602,242
Total				19,449,964

Electrical Equipment 0.81%
Analog Devices, Inc. 2019 Term Loan	2.95%	4/1/2025	138	147,317
Broadcom, Inc.†	3.15%	11/15/2025	522	541,659
Broadcom, Inc.†	4.70%	4/15/2025	609	668,703
Microchip Technology, Inc.†	2.67%	9/1/2023	539	541,997
Micron Technology, Inc.	2.497%	4/24/2023	397	407,055
NXP BV/NXP Funding LLC (Netherlands)†(d)	2.70%	5/1/2025	598	617,697
NXP BV/NXP Funding LLC (Netherlands)†(d)	3.875%	9/1/2022	1,500	1,573,384
NXP BV/NXP Funding LLC (Netherlands)†(d)	4.625%	6/1/2023	661	713,152
Total				5,210,964

198	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electronics 0.29%
Flex Ltd.	3.75%	2/1/2026	$576	$594,897
Trimble, Inc.	4.15%	6/15/2023	944	989,031
Trimble, Inc.	4.75%	12/1/2024	247	264,415
Total				1,848,343

Energy Equipment & Services 0.11%
Greenko Mauritius Ltd. (India)†(d)	6.25%	2/21/2023	695	684,562

Entertainment 0.15%
Eldorado Resorts, Inc.	7.00%	8/1/2023	500	505,678
Enterprise Development Authority (The)†	12.00%	7/15/2024	443	436,955
Total				942,633

Financial Services 3.38%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	4.875%	1/16/2024	272	243,473
Air Lease Corp.	4.25%	2/1/2024	527	501,125
Aircastle Ltd.	4.40%	9/25/2023	1,323	1,116,524
Aircastle Ltd.	5.00%	4/1/2023	1,479	1,299,961
Ally Financial, Inc.	3.875%	5/21/2024	1,186	1,199,503
Ally Financial, Inc.	4.25%	4/15/2021	191	193,344
Ally Financial, Inc.	5.125%	9/30/2024	1,504	1,569,025
Avolon Holdings Funding Ltd. (Ireland)†(d)	5.125%	10/1/2023	1,021	864,142
Avolon Holdings Funding Ltd. (Ireland)†(d)	5.25%	5/15/2024	740	625,622
Capital One Financial Corp.	2.60%	5/11/2023	712	731,618
GE Capital Funding LLC†	3.45%	5/15/2025	2,333	2,372,486
Global Aircraft Leasing Co. Ltd. PIK 7.25%†	6.50%	9/15/2024	536	293,302
Jefferies Financial Group, Inc.	5.50%	10/18/2023	1,837	1,978,870
Jefferies Group LLC	5.125%	1/20/2023	417	448,924
Jefferies Group LLC	6.875%	4/15/2021	2,140	2,230,181
Muthoot Finance Ltd. (India)†(d)	4.40%	9/2/2023	416	381,867
Muthoot Finance Ltd. (India)†(d)	6.125%	10/31/2022	500	493,500
Nationstar Mortgage Holdings, Inc.†	8.125%	7/15/2023	1,072	1,096,233
Navient Corp.	5.875%	10/25/2024	363	334,644
Navient Corp.	6.125%	3/25/2024	499	469,367
Park Aerospace Holdings Ltd. (Ireland)†(d)	3.625%	3/15/2021	348	320,386
Park Aerospace Holdings Ltd. (Ireland)†(d)	4.50%	3/15/2023	1,721	1,459,802
Park Aerospace Holdings Ltd. (Ireland)†(d)	5.25%	8/15/2022	333	294,177
Park Aerospace Holdings Ltd. (Ireland)†(d)	5.50%	2/15/2024	1,342	1,154,769
Springleaf Finance Corp.	7.75%	10/1/2021	18	18,491
Total				21,691,336

See Notes to Financial Statements.	199

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food 0.56%
Albertsons Cos Inc/Safeway Inc/New Albertsons LP/Albertsons LLC	5.75%	3/15/2025	$467	$481,643
Ingles Markets, Inc.	5.75%	6/15/2023	485	489,552
JBS USA LUX SA/JBS USA Finance, Inc.†	5.875%	7/15/2024	457	465,141
MARB BondCo plc (United Kingdom)†(d)	7.00%	3/15/2024	275	277,750
Simmons Foods, Inc.†	7.75%	1/15/2024	358	378,995
Smithfield Foods, Inc.†	2.65%	10/3/2021	26	25,670
Smithfield Foods, Inc.†	3.35%	2/1/2022	691	684,782
Sysco Corp.	2.50%	7/15/2021	51	51,735
Sysco Corp.	2.60%	6/12/2022	97	100,038
Sysco Corp.	3.55%	3/15/2025	89	93,670
Sysco Corp.	5.65%	4/1/2025	466	531,311
Total				3,580,287

Health Care Products 0.13%
Boston Scientific Corp.	1.90%	6/1/2025	284	288,451
Stryker Corp.(e)	1.15%	6/15/2025	323	322,913
Zimmer Biomet Holdings, Inc.	3.55%	4/1/2025	178	191,827
Total				803,191

Health Care Services 2.22%
Acadia Healthcare Co., Inc.	5.125%	7/1/2022	1,812	1,811,574
Acadia Healthcare Co., Inc.	5.625%	2/15/2023	129	128,986
Acadia Healthcare Co., Inc.	6.125%	3/15/2021	796	794,261
Anthem, Inc.	2.375%	1/15/2025	143	150,457
Centene Corp.†	5.375%	6/1/2026	222	235,278
CommonSpirit Health	2.76%	10/1/2024	627	635,022
Fresenius Medical Care US Finance II, Inc.†	4.125%	10/15/2020	123	123,223
Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022	3,051	3,241,898
Fresenius Medical Care US Finance, Inc.†	5.75%	2/15/2021	690	703,395
HCA, Inc.	5.00%	3/15/2024	1,468	1,618,169
HCA, Inc.	5.25%	4/15/2025	788	894,488
Health Care Service Corp. A Mutual Legal Reserve Co.†	1.50%	6/1/2025	324	325,870
Select Medical Corp.†	6.25%	8/15/2026	405	426,686
Universal Health Services, Inc.†	4.75%	8/1/2022	3,104	3,113,669
Total				14,202,976

200	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Household Equipment/Products 0.45%
Newell Brands, Inc.	4.35%	4/1/2023	$2,657	$2,743,352
Newell Brands, Inc.	4.70%	8/15/2020	143	143,715
Total				2,887,067

Insurance 0.80%
Assurant, Inc.	4.20%	9/27/2023	988	1,037,397
CNO Financial Group, Inc.	5.25%	5/30/2025	1,820	1,991,149
Equitable Holdings, Inc.	3.90%	4/20/2023	1,084	1,145,350
Kemper Corp.	4.35%	2/15/2025	460	485,355
Peachtree Corners Funding Trust†	3.976%	2/15/2025	442	470,877
Total				5,130,128

Leasing 0.49%
Aviation Capital Group LLC†	2.875%	1/20/2022	199	167,266
Aviation Capital Group LLC†	3.875%	5/1/2023	706	565,222
DAE Funding LLC (United Arab Emirates)†(d)	4.00%	8/1/2020	397	395,456
Penske Truck Leasing Co., LP/PTL Finance Corp.†	2.70%	11/1/2024	680	689,566
Penske Truck Leasing Co., LP/PTL Finance Corp.†	3.45%	7/1/2024	1,119	1,163,576
Penske Truck Leasing Co., LP/PTL Finance Corp.†	3.90%	2/1/2024	144	151,885
Total				3,132,971

Leisure 0.11%
LTF Merger Sub, Inc.†	8.50%	6/15/2023	864	681,389

Lodging 0.59%
Las Vegas Sands Corp.	2.90%	6/25/2025	1,307	1,253,728
Las Vegas Sands Corp.	3.20%	8/8/2024	2,203	2,128,185
Wyndham Destinations, Inc.	5.625%	3/1/2021	398	395,463
Total				3,777,376

Machinery: Agricultural 0.66%
Cargill, Inc.†	1.375%	7/23/2023	243	247,236
Imperial Brands Finance plc (United Kingdom)†(d)	3.125%	7/26/2024	1,590	1,617,417
Viterra, Inc. (Canada)†(d)	5.95%	8/1/2020	2,351	2,370,833
Total				4,235,486

Machinery: Industrial/Specialty 0.97%
CNH Industrial Capital LLC	4.20%	1/15/2024	1,267	1,291,378
CNH Industrial Capital LLC	4.375%	11/6/2020	394	395,393
CNH Industrial Capital LLC	4.875%	4/1/2021	125	126,815
CNH Industrial NV (United Kingdom)(d)	4.50%	8/15/2023	1,303	1,366,500

See Notes to Financial Statements.	201

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2020

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Machinery: Industrial/Specialty (continued)
Flowserve Corp.	4.00%		11/15/2023		$313	$323,597
Nvent Finance Sarl (Luxembourg)(d)	3.95%		4/15/2023		1,308	1,329,067
Westinghouse Air Brake Technologies Corp.	2.041% (3 Mo. LIBOR + 1.30%	)#	9/15/2021		386	367,079
Westinghouse Air Brake Technologies Corp.	4.40%		3/15/2024		973	997,351
Total						6,197,180

Media 0.76%
iHeartCommunications, Inc.	6.375%		5/1/2026		440	460,865
NBCUniversal Enterprise, Inc.†	5.25%		–	(f)	4,080	4,121,351
Univision Communications, Inc.†	5.125%		5/15/2023		102	99,450
Virgin Media Finance plc (United Kingdom)†(d)	6.00%		10/15/2024		200	206,229
Total						4,887,895

Metal Fabricating 0.03%
Zekelman Industries, Inc.†	9.875%		6/15/2023		169	168,287

Metals & Minerals: Miscellaneous 1.54%
Anglo American Capital plc (United Kingdom)†(d)	3.75%		4/10/2022		2,310	2,358,594
Anglo American Capital plc (United Kingdom)†(d)	4.125%		4/15/2021		200	203,414
Anglo American Capital plc (United Kingdom)†(d)	4.125%		9/27/2022		1,807	1,843,605
Freeport-McMoRan, Inc.	3.875%		3/15/2023		176	177,852
Freeport-McMoRan, Inc.	4.55%		11/14/2024		544	554,937
Glencore Funding LLC†	4.125%		5/30/2023		1,890	1,996,054
Glencore Funding LLC†	4.625%		4/29/2024		484	522,614
Joseph T Ryerson & Son, Inc.†	11.00%		5/15/2022		513	514,598
Kinross Gold Corp. (Canada)(d)	5.125%		9/1/2021		257	265,349
Kinross Gold Corp. (Canada)(d)	5.95%		3/15/2024		1,044	1,169,009
New Gold, Inc. (Canada)†(d)	6.25%		11/15/2022		289	290,848
Total						9,896,874

Natural Gas 0.58%
National Fuel Gas Co.	3.75%		3/1/2023		515	512,249
National Fuel Gas Co.	4.90%		12/1/2021		682	700,488
National Fuel Gas Co.(e)	5.50%		1/15/2026		1,418	1,448,193
Southern Star Central Corp.†	5.125%		7/15/2022		1,086	1,086,392
Total						3,747,322

Oil 5.40%
Afren plc (United Kingdom)†(d)(g)	6.625%		12/9/2020		195	5,074
Afren plc (United Kingdom)†(d)(g)	10.25%		4/8/2019		195	1,466

202	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)
Afren plc (United Kingdom)†(d)(g)	11.50%	2/1/2016	$390	$3,287
American Energy-Permian Basin LLC†	12.00%	10/1/2024	266	33,250
BP Capital Markets America, Inc.	2.937%	4/6/2023	436	460,769
BP Capital Markets America, Inc.	3.194%	4/6/2025	449	487,680
Callon Petroleum Co.	6.125%	10/1/2024	192	63,960
Callon Petroleum Co.	6.25%	4/15/2023	2,360	774,351
Cimarex Energy Co.	4.375%	6/1/2024	704	714,228
CNOOC Curtis Funding No 1 Pty Ltd. (Australia)†(d)	4.50%	10/3/2023	342	373,387
Concho Resources, Inc.	4.375%	1/15/2025	1,181	1,213,804
Continental Resources, Inc.	3.80%	6/1/2024	226	197,750
Continental Resources, Inc.	4.50%	4/15/2023	2,377	2,211,323
Continental Resources, Inc.	5.00%	9/15/2022	3,766	3,599,166
Diamondback Energy, Inc.	2.875%	12/1/2024	476	463,690
Diamondback Energy, Inc.	4.75%	5/31/2025	321	336,386
Diamondback Energy, Inc.	5.375%	5/31/2025	2,380	2,438,716
Eni SpA (Italy)†(d)	4.00%	9/12/2023	1,327	1,406,303
Eni SpA (Italy)†(d)	4.15%	10/1/2020	600	603,156
Equinor ASA (Norway)(d)	1.75%	1/22/2026	191	195,235
Exxon Mobil Corp.	1.571%	4/15/2023	989	1,016,265
Exxon Mobil Corp.	2.992%	3/19/2025	249	272,887
Helmerich & Payne, Inc.	4.65%	3/15/2025	98	102,211
Hess Corp.	3.50%	7/15/2024	1,046	1,018,714
HighPoint Operating Corp.	7.00%	10/15/2022	121	35,364
Husky Energy, Inc. (Canada)(d)	4.00%	4/15/2024	1,002	1,002,936
KazMunayGas National Co. JSC (Kazakhstan)†(d)	3.875%	4/19/2022	375	381,240
Laredo Petroleum, Inc.	9.50%	1/15/2025	729	511,441
Lukoil International Finance BV (Netherlands)†(d)	6.125%	11/9/2020	200	204,396
Marathon Petroleum Corp.	5.375%	10/1/2022	938	945,681
MEG Energy Corp. (Canada)†(d)	6.50%	1/15/2025	427	421,142
Montage Resources Corp.	8.875%	7/15/2023	961	829,454
Murphy Oil Corp.	6.875%	8/15/2024	327	317,224
Oasis Petroleum, Inc.	6.875%	3/15/2022	2,529	487,402
Occidental Petroleum Corp.	2.70%	8/15/2022	278	255,677
Occidental Petroleum Corp.	2.90%	8/15/2024	1,052	841,600
Occidental Petroleum Corp.	6.95%	7/1/2024	913	831,104
OGX Austria GmbH (Brazil)†(d)(g)	8.50%	6/1/2018	225	4
Parsley Energy LLC/Parsley Finance Corp.†	5.25%	8/15/2025	507	492,371
Parsley Energy LLC/Parsley Finance Corp.†	5.375%	1/15/2025	125	123,201

See Notes to Financial Statements.	203

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)
Petroleos Mexicanos (Mexico)(d)	4.25%		1/15/2025	$809	$723,768
Range Resources Corp.	5.00%		8/15/2022	1,914	1,793,753
Range Resources Corp.	5.875%		7/1/2022	82	77,983
Reliance Holdings USA, Inc.†	5.40%		2/14/2022	1,350	1,417,520
Seven Generations Energy Ltd. (Canada)†(d)	6.75%		5/1/2023	1,766	1,706,212
SM Energy Co.	6.125%		11/15/2022	757	456,861
Suncor Energy Ventures Corp. (Canada)†(d)	9.40%		9/1/2021	125	132,299
Suncor Energy, Inc. (Canada)(d)	9.25%		10/15/2021	524	565,238
Transocean Sentry Ltd.†	5.375%		5/15/2023	406	383,670
Valero Energy Corp.	2.70%		4/15/2023	501	518,717
Valero Energy Corp.	2.85%		4/15/2025	188	197,864
Viper Energy Partners LP†	5.375%		11/1/2027	719	715,272
WPX Energy, Inc.	5.25%		10/15/2027	227	221,851
Total					34,584,303

Oil: Crude Producers 3.87%
Cheniere Corpus Christi Holdings LLC	5.875%		3/31/2025	1,649	1,818,940
Cheniere Corpus Christi Holdings LLC	7.00%		6/30/2024	2,777	3,093,014
Energy Transfer Operating LP	4.25%		3/15/2023	2,099	2,179,268
Energy Transfer Operating LP	5.875%		1/15/2024	3,029	3,312,081
Energy Transfer Partners LP/Regency Energy Finance Corp.	4.50%		11/1/2023	155	162,672
Florida Gas Transmission Co. LLC†	3.875%		7/15/2022	440	450,229
Midwest Connector Capital Co. LLC†	3.625%		4/1/2022	875	878,729
Midwest Connector Capital Co. LLC†	3.90%		4/1/2024	618	636,012
MPLX LP	6.25%		10/15/2022	982	982,656
MPLX LP	6.375%		5/1/2024	3,251	3,357,362
NGPL PipeCo LLC†	4.375%		8/15/2022	1,773	1,807,338
ONEOK, Inc.	7.50%		9/1/2023	313	351,329
Sabine Pass Liquefaction LLC	5.625%		4/15/2023	2,500	2,706,016
Sabine Pass Liquefaction LLC	5.75%		5/15/2024	694	768,523
Spectra Energy Partners LP	4.60%		6/15/2021	297	307,070
Sunoco Logistics Partners Operations LP	4.25%		4/1/2024	92	96,070
Texas Eastern Transmission LP†	2.80%		10/15/2022	223	225,781
Texas Gas Transmission LLC†	4.50%		2/1/2021	729	729,055
Western Midstream Operating LP	2.161% (3 Mo. LIBOR + .85%	)#	1/13/2023	493	431,487
Williams Cos, Inc. (The)	4.50%		11/15/2023	272	292,526
Williams Cos, Inc. (The)	7.875%		9/1/2021	192	206,967
Total					24,793,125

204	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Integrated Domestic 0.60%
National Oilwell Varco, Inc.	2.60%	12/1/2022	$1,009	$992,759
Oceaneering International, Inc.	4.65%	11/15/2024	576	446,789
Schlumberger Holdings Corp.†	3.75%	5/1/2024	1,816	1,908,594
TechnipFMC plc (United Kingdom)(d)	3.45%	10/1/2022	513	511,282
Total				3,859,424

Paper & Forest Products 0.07%
Georgia-Pacific LLC†	1.75%	9/30/2025	420	429,301

Real Estate Investment Trusts 0.65%
Brixmor Operating Partnership LP	3.25%	9/15/2023	1,080	1,069,934
Brixmor Operating Partnership LP	3.65%	6/15/2024	424	421,741
China Overseas Finance Cayman V Ltd.	3.95%	11/15/2022	400	415,762
Country Garden Holdings Co. Ltd. (China)(d)	7.125%	1/27/2022	365	382,109
Crown Castle International Corp.	4.45%	2/15/2026	48	54,474
EPR Properties	5.25%	7/15/2023	172	155,961
Kennedy-Wilson, Inc.	5.875%	4/1/2024	65	61,790
SITE Centers Corp.	3.625%	2/1/2025	60	59,237
SL Green Realty Corp.	4.50%	12/1/2022	1,530	1,550,377
Total				4,171,385

Retail 0.28%
McDonald’s Corp.	3.30%	7/1/2025	178	196,856
Walgreens Boots Alliance, Inc.	3.80%	11/18/2024	1,469	1,587,591
Total				1,784,447

Savings & Loan 0.06%
People’s United Financial, Inc.	3.65%	12/6/2022	370	385,443

Steel 0.24%
POSCO (South Korea)†(d)	2.375%	11/12/2022	450	455,723
Steel Dynamics, Inc.	5.50%	10/1/2024	1,081	1,109,506
Total				1,565,229

Technology 0.72%
Baidu, Inc. (China)(d)	3.075%	4/7/2025	200	208,653
Baidu, Inc. (China)(d)	3.875%	9/29/2023	2,248	2,398,830
Tencent Holdings Ltd. (China)†(d)(e)	1.81%	1/26/2026	200	201,252
Uber Technologies, Inc.†	7.50%	11/1/2023	756	770,640
Weibo Corp. (China)(d)	3.50%	7/5/2024	1,000	1,028,163
Total				4,607,538

See Notes to Financial Statements.	205

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Telecommunications 0.13%
Altice France SA (France)†(d)	7.375%		5/1/2026	$458	$484,250
CommScope, Inc.†	5.50%		3/1/2024	344	354,683
Total					838,933

Toys 0.09%
Hasbro, Inc.	3.00%		11/19/2024	570	581,764

Transportation: Miscellaneous 0.18%
Ryder System, Inc.	3.35%		9/1/2025	356	363,304
Watco Cos. LLC/Watco Finance Corp.†	6.375%		4/1/2023	819	819,938
Total					1,183,242

Wholesale 0.07%
H&E Equipment Services, Inc.	5.625%		9/1/2025	442	433,114
Total Corporate Bonds (cost $306,476,838)					299,905,668

FLOATING RATE LOANS(h) 3.66%

Aerospace/Defense 0.12%
Boeing Company The Term Loan	1.635% (3 Mo. LIBOR + 1.25%) - 1.773%		2/7/2022	784	768,932	(i)

Air Transportation 0.21%
American Airlines, Inc. 2017 Incremental Term Loan	2.184% (1 Mo. LIBOR + 2.00%	)	12/14/2023	285	217,736
American Airlines, Inc. 2018 Term Loan B	1.924% (1 Mo. LIBOR + 1.75%	)	6/27/2025	387	265,878
American Airlines, Inc. Repriced TL B due 2023	2.174% (1 Mo. LIBOR + 2.00%	)	4/28/2023	1,141	874,706
Total					1,358,320

Automotive 0.04%
Ford Motor Company Unsecured Term Loan	1.93% (1 Mo. LIBOR + 1.75%	)	12/31/2022	319	287,239	(i)

Business Services 0.11%
Refinitiv US Holdings Inc. 2018 USD Term Loan	3.424% (1 Mo. LIBOR + 3.25%	)	10/1/2025	707	696,984

Computer Hardware 0.00%
Dell International LLC 2019 Term Loan B	2.75% (1 Mo. LIBOR + 2.00%	)	9/19/2025	9	8,493

Containers 0.01%
BWAY Holding Company 2017 Term Loan B	4.561% (3 Mo. LIBOR + 3.25%	)	4/3/2024	77	70,536

206	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power 0.14%
Pacific Gas & Electric Company DIP Term Loan	2.44% (1 Mo. LIBOR + 2.25%)	12/31/2020	$881	$879,348

Electrical Equipment 0.19%
Marvell Technology Group Ltd 2018 Term Loan A	1.645% (1 Mo. LIBOR + 1.38%)	6/4/2021	1,214	1,212,483	(i)

Entertainment 0.14%
Caesars Entertainment Operating Company Exit Term Loan	2.174% (3 Mo. LIBOR + 2.00%)	10/7/2024	316	308,169
GLP Financing, LLC Incremental Term Loan A	1.83% (1 Mo. LIBOR + 1.50%)	4/28/2021	219	215,274	(i)
Scientific Games International, Inc. 2018 Term Loan B5	2.924% (6 Mo. LIBOR + 2.75%) - 3.612%	8/14/2024	404	363,458
Total				886,901

Environmental Services 0.04%
Advanced Disposal Services Inc. Term Loan B3	3.00% (1 Wk. LIBOR + 2.25%)	11/10/2023	244	241,892

Financial Services 0.07%
Delos Finance Sarl 2018 Term Loan B (Luxembourg)(d)	3.20% (3 Mo. LIBOR + 1.75%)	10/6/2023	500	479,604

Food 0.06%
US Foods, Inc. 2016 Term Loan B	1.924% (1 Mo. LIBOR + 1.75%)	6/27/2023	384	363,529

Government 0.08%
Seminole Tribe of Florida 2018 Term Loan B	1.924% (1 Mo. LIBOR + 1.75%)	7/8/2024	508	484,970

Health Care 0.06%
MPH Acquisition Holdings LLC 2016 Term Loan B	4.20% (3 Mo. LIBOR + 2.75%)	6/7/2023	416	400,641

Health Care Services 0.10%
Jaguar Holding Company II 2018 Term Loan	3.50% (1 Mo. LIBOR + 2.50%)	8/18/2022	622	620,242

Investment Management Companies 0.51%
Broadcom Inc. 2019 1st Lien Term Loan A3	1.372% (1 Mo. LIBOR + 1.25%)	11/4/2022	1,954	1,885,772

See Notes to Financial Statements.	207

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Investment Management Companies (continued)
RPI 2019 Intermediate Finance Trust 2020 New RPI Term Loan A1	1.674% (1 Mo. LIBOR + 1.50%	)	2/11/2025	$1,398	$1,373,663	(i)
Total					3,259,435

Media 0.69%
AP NMT Acquisition BV USD 1st Lien Term Loan (Netherlands)(d)	7.201% (3 Mo. LIBOR + 5.75%	)	8/13/2021	1,111	1,093,981
AP NMT Acquisition BV USD 2nd Lien Term Loan (Netherlands)(d)	10.437% (3 Mo. LIBOR + 9.00%	)	8/13/2022	589	579,686
Charter Communications Operating, LLC 2017 Term Loan A2	1.68% (1 Mo. LIBOR + 1.50%	)	3/31/2023	2,355	2,308,174	(i)
Nielsen Finance LLC USD Term Loan B4	2.222% (1 Mo. LIBOR + 2.00%	)	10/4/2023	431	421,349
Total					4,403,190

Metal Fabricating 0.00%
Doncasters Finance US LLC USD Holdco PIK Term Loan	0.50%		3/6/2025	31	14,479

Miscellaneous 0.00%
UTEX Industries Inc. 2nd Lien Term Loan 2014	8.561% (1 Mo. LIBOR + 7.25%	)	5/22/2022	111	12,488

Real Estate Investment Trusts 0.41%
Hudson Pacific Properties, L.P. 2015 Delayed Draw Term Loan	1.62% (1 Mo. LIBOR + 1.25%	)	4/1/2022	652	603,179	(i)
Invitation Homes Operating Partnership LP Term Loan A	1.874% (1 Mo. LIBOR + 1.70%	)	2/6/2022	2,149	2,057,667
Total					2,660,846

Retail 0.23%
Panera Bread Company Term Loan A	2.438% (1 Mo. LIBOR + 1.75%	)	7/18/2022	1,633	1,510,619

Telecommunications 0.36%
CenturyLink, Inc. 2020 Term Loan A	2.174% (1 Mo. LIBOR + 2.00%	)	1/31/2025	2,364	2,291,361

Wholesale 0.09%
Core & Main LP 2017 Term Loan B	3.75% (6 Mo. LIBOR + 2.75%) - 4.330%		8/1/2024	598	575,565
Total Floating Rate Loans (cost $24,677,360)					23,488,097

208	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
FOREIGN GOVERNMENT OBLIGATIONS 0.43%

Bermuda 0.17%
Government of Bermuda†	4.138%		1/3/2023	$600	$626,187
Government of Bermuda†	4.854%		2/6/2024	447	483,272
Total					1,109,459

Indonesia 0.07%
Perusahaan Penerbit SBSN†(d)	3.75%		3/1/2023	405	421,137

Kenya 0.11%
Republic of Kenya†(d)	6.875%		6/24/2024	720	695,369

Romania 0.08%
Republic of Romania†(d)	4.875%		1/22/2024	484	518,536
Total Foreign Government Obligations (cost $2,777,647)					2,744,501

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.42%
Federal Home Loan Mortgage Corp. K061 X1 IO	0.177%	#(j)	11/25/2026	15,290	168,203
Federal Home Loan Mortgage Corp. Q001 XA IO	2.209%	#(j)	2/25/2032	1,363	164,049
Government National Mortgage Assoc. 2013-171 IO	0.879%	#(j)	6/16/2054	4,849	167,360
Government National Mortgage Assoc. 2013-193 IO	0.893%	#(j)	1/16/2055	1,301	44,683
Government National Mortgage Assoc. 2014-112 A	3.00%	#(j)	1/16/2048	252	265,033
Government National Mortgage Assoc. 2014-15 IO	0.729%	#(j)	8/16/2054	3,980	123,886
Government National Mortgage Assoc. 2014-64 IO	1.051%	#(j)	12/16/2054	19,594	830,602
Government National Mortgage Assoc. 2014-70 A	2.50%		3/16/2049	18	18,719
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	6	5,773
Government National Mortgage Assoc. 2015-19 AD	2.90%		10/16/2055	192	198,959
Government National Mortgage Assoc. 2015-41 AD	2.90%	#(j)	8/16/2055	120	123,844
Government National Mortgage Assoc. 2017-74 AS	2.60%		10/16/2057	561	582,810
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $3,689,364)					2,693,921

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 0.67%
Federal Home Loan Mortgage Corp.	3.133% (12 Mo. LIBOR + 1.64%	)#	11/1/2043	600	622,532
Federal Home Loan Mortgage Corp.	3.663% (12 Mo. LIBOR + 1.66%	)#	2/1/2038	144	151,404
Federal Home Loan Mortgage Corp.	3.853% (12 Mo. LIBOR + 1.72%	)#	4/1/2037	42	44,520
Federal Home Loan Mortgage Corp.	3.876% (12 Mo. LIBOR + 1.79%	)#	5/1/2036	39	41,397
Federal Home Loan Mortgage Corp.	3.966% (12 Mo. LIBOR + 1.96%	)#	2/1/2037	123	130,431

See Notes to Financial Statements.	209

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal Home Loan Mortgage Corp.	3.969% (12 Mo. LIBOR + 1.79%	)#	10/1/2038	$30	$31,950
Federal Home Loan Mortgage Corp.	4.07% (12 Mo. LIBOR + 1.78%	)#	12/1/2036	125	131,733
Federal Home Loan Mortgage Corp.	4.226% (12 Mo. LIBOR + 1.93%	)#	9/1/2036	123	130,302
Federal National Mortgage Assoc.	2.663% (12 Mo. LIBOR + 1.60%	)#	12/1/2045	232	240,089
Federal National Mortgage Assoc.	2.702% (12 Mo. LIBOR + 1.60%	)#	12/1/2045	738	763,362
Federal National Mortgage Assoc.	2.823% (12 Mo. LIBOR + 1.60%	)#	10/1/2045	278	287,618
Federal National Mortgage Assoc.	3.32% (12 Mo. LIBOR + 1.12%	)#	6/1/2038	134	137,796
Federal National Mortgage Assoc.	3.648% (12 Mo. LIBOR + 1.52%	)#	3/1/2039	77	80,652
Federal National Mortgage Assoc.	3.683% (12 Mo. LIBOR + 1.61%	)#	8/1/2037	10	10,497
Federal National Mortgage Assoc.	3.818% (12 Mo. LIBOR + 1.90%	)#	12/1/2038	45	48,359
Federal National Mortgage Assoc.	3.828% (12 Mo. LIBOR + 1.81%	)#	4/1/2040	59	61,774
Federal National Mortgage Assoc.	3.904% (12 Mo. LIBOR + 1.52%	)#	10/1/2035	128	134,103
Federal National Mortgage Assoc.	3.955% (12 Mo. LIBOR + 1.65%	)#	9/1/2038	96	100,913
Federal National Mortgage Assoc.	3.957% (12 Mo. LIBOR + 1.81%	)#	12/1/2040	134	140,907
Federal National Mortgage Assoc.	3.961% (12 Mo. LIBOR + 1.81%	)#	12/1/2040	72	75,355
Federal National Mortgage Assoc.	3.989% (1 Yr Treasury CMT + 2.19%	)#	1/1/2038	96	100,671
Federal National Mortgage Assoc.	4.002% (12 Mo. LIBOR + 1.67%	)#	8/1/2038	25	25,930
Federal National Mortgage Assoc.	4.066% (12 Mo. LIBOR + 1.80%	)#	10/1/2040	33	34,411
Federal National Mortgage Assoc.	4.085% (12 Mo. LIBOR + 1.79%	)#	3/1/2042	709	744,214
Federal National Mortgage Assoc.	4.163% (1 Yr Treasury CMT + 2.22%	)#	3/1/2038	32	33,953
Total Government Sponsored Enterprises Pass-Throughs (cost $4,288,382)					4,304,873

210	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 0.31%

Miscellaneous
IL State GO	6.20%		7/1/2021	$200	$201,148
State of Illinois	4.95%		6/1/2023	1,003	999,385
State of Illinois	6.125%		7/1/2021	770	774,358
Total Municipal Bonds (cost $2,023,041)					1,974,891

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 18.70%
Angel Oak Mortgage Trust 2020-1 A1†	2.466%	#(j)	12/25/2059	536	537,997
AOA Mortgage Trust 2015-1177 A†	2.957%		12/13/2029	310	311,830
AREIT Trust 2018-CRE2 A†	1.164% (1 Mo. LIBOR + .98%	)#	11/14/2035	802	784,941
Atrium Hotel Portfolio Trust 2017-ATRM B†	1.684% (1 Mo. LIBOR + 1.50%	)#	12/15/2036	842	763,042
Atrium Hotel Portfolio Trust 2018-ATRM B†	1.614% (1 Mo. LIBOR + 1.43%	)#	6/15/2035	907	801,146
Atrium Hotel Portfolio Trust 2018-ATRM C†	1.834% (1 Mo. LIBOR + 1.65%	)#	6/15/2035	288	245,718
Bancorp Commercial Mortgage Trust (The) 2018-CR3 A†	1.034% (1 Mo. LIBOR + .85%	)#	1/15/2033	95	90,568
BB-UBS Trust 2012-TFT B†	3.468%	#(j)	6/5/2030	2,149	2,085,336
BB-UBS Trust 2012-TFT C†	3.468%	#(j)	6/5/2030	3,000	2,859,499
BBCMS Trust 2013-TYSN C†	3.821%		9/5/2032	260	259,251
BBCMS Trust 2015-STP XB IO†	0.205%	#(j)	9/10/2028	88,000	2,640
BBCMS Trust 2015-VFM A1†	2.466%		3/10/2036	322	315,716
BBCMS Trust 2015-VFM X IO†	0.40%	#(j)	3/12/2036	91,329	1,345,270
BBCMS Trust 2018-BXH A†	1.184% (1 Mo. LIBOR + 1.00%	)#	10/15/2037	1,492	1,358,311
BWAY Mortgage Trust 2013-1515 XB IO†	0.403%	#(j)	3/10/2033	47,800	889,090
BX Trust 2017-APPL E†	3.334% (1 Mo. LIBOR + 3.15%	)#	7/15/2034	672	612,679
BX Trust 2017-SLCT D†	2.234% (1 Mo. LIBOR + 2.05%	)#	7/15/2034	939	878,589
BX Trust 2017-SLCT E†	3.334% (1 Mo. LIBOR + 3.15%	)#	7/15/2034	1,190	1,096,811
BX Trust 2018-BILT A†	0.984% (1 Mo. LIBOR + .80%)	#	5/15/2030	857	802,310
BX Trust 2018-BILT D†	1.954% (1 Mo. LIBOR + 1.77%)	#	5/15/2030	357	302,875
CCRESG Commercial Mortgage Trust 2016-HEAT B IO	0.727%	#(j)	12/10/2054	3,658	139,625
CFCRE Commercial Mortgage Trust 2011-C2 AJ†	5.739%	#(j)	12/15/2047	204	211,624
CFCRE Commercial Mortgage Trust 2016-C4 XA IO	1.697%	#(j)	5/10/2058	998	69,599
CFCRE Commercial Mortgage Trust 2016-C6 XA IO	1.137%	#(j)	11/10/2049	2,749	152,975
CFCRE Commercial Mortgage Trust 2018-TAN A†	4.236%		2/15/2033	3,500	3,379,738
CGRBS Commercial Mortgage Trust 2013-VN05 A†	3.369%		3/13/2035	1,000	1,051,189
Cherrywood SB Commercial Mortgage Loan Trust 2016-1A AFX†	3.73%		3/25/2049	36	35,940

See Notes to Financial Statements.	211

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CHT Mortgage Trust 2017-CSMO B†	1.584% (1 Mo. LIBOR + 1.40%	)#	11/15/2036	$500	$465,624
CHT Mortgage Trust 2017-CSMO D†	2.434% (1 Mo. LIBOR + 2.25%	)#	11/15/2036	300	272,526
Citigroup Commercial Mortgage Trust 2013-375P A IO	0.37%	#(j)	6/10/2048	5,849	92,962
Citigroup Commercial Mortgage Trust 2014-GC23 XB IO	0.213%	#(j)	7/10/2047	3,452	30,111
Citigroup Mortgage Loan Trust 2013-2 5A1†	0.627%	#(j)	7/25/2036	69	68,864
Commercial Mortgage Pass-Through Certificates 2010-C1 C†	5.72%	#(j)	7/10/2046	100	100,580
Commercial Mortgage Pass-Through Certificates 2012-CR3 B†	3.922%		10/15/2045	617	613,703
Commercial Mortgage Pass-Through Certificates 2012-CR4 XA IO	1.694%	#(j)	10/15/2045	4,337	153,304
Commercial Mortgage Pass-Through Certificates 2012-LTRT A1†	2.15%		10/5/2030	403	397,701
Commercial Mortgage Pass-Through Certificates 2012-LTRT A2†	3.40%		10/5/2030	1,080	1,047,011
Commercial Mortgage Pass-Through Certificates 2013-CR7 XA IO	1.226%	#(j)	3/10/2046	4,737	134,449
Commercial Mortgage Pass-Through Certificates 2013-CR8 XA IO	0.416%	#(j)	6/10/2046	13,608	135,556
Commercial Mortgage Pass-Through Certificates 2013-GAM A2†	3.367%		2/10/2028	100	98,317
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	323	317,638
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.006%	#(j)	8/10/2047	2,527	78,630
Commercial Mortgage Pass-Through Certificates 2014-FL5 B†	2.20% (1 Mo. LIBOR + 2.15%	)#	10/15/2031	34	33,827
Commercial Mortgage Pass-Through Certificates 2016-COR1 A2	2.499%		10/10/2049	227	228,946
Commercial Mortgage Pass-Through Certificates 2016-GCT C IO	1.40%	#(j)	8/10/2049	939	49,493
Commercial Mortgage Pass-Through Certificates 2016-GCT E†	3.461%	#(j)	8/10/2029	3,000	2,815,410
Commercial Mortgage Pass-Through Certificates 2016-GCT XA IO†	0.784%		8/10/2029	101,318	652,995
Commercial Mortgage Trust 2006-GG7 AM	5.619%	#(j)	7/10/2038	377	375,689
Credit Suisse Commercial Mortgage Securities Corp. 2019-SKLZ A IO†	0.55%	#(j)	9/15/2037	39,784	949,752

212	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates 2016-NXSR XB IO	0.108%	#(j)	12/15/2049	$20,135	$274,215
Credit Suisse Mortgage Capital Certificates 2017-LSTK B†	3.03%		4/5/2033	350	343,322
Credit Suisse Mortgage Capital Certificates 2017-LSTK C†	3.229%		4/5/2033	250	241,698
Credit Suisse Mortgage Capital Certificates 2017-LSTK D†	3.331%	#(j)	4/5/2033	275	259,763
Credit Suisse Mortgage Capital Certificates 2017-MOON B†	3.196%	#(j)	7/10/2034	200	197,520
Credit Suisse Mortgage Capital Certificates 2017-MOON D†	3.196%	#(j)	7/10/2034	150	143,819
Credit Suisse Mortgage Capital Certificates Trust 2017-PFHP A†	1.134% (1 Mo. LIBOR + .95%	)#	12/15/2030	502	470,245
Credit Suisse Mortgage Capital Certificates Trust 2017-PFHP C†	1.784% (1 Mo. LIBOR + 1.60%	)#	12/15/2030	400	338,118
CSAIL Commercial Mortgage Trust 2015-C2 XB IO†	Zero Coupon	#(j)	6/15/2057	82,732	193,593
CSAIL Commercial Mortgage Trust 2015-C4 A2 IO	1.479%	#(j)	8/10/2049	9,672	680,897
CSAIL Commercial Mortgage Trust 2016-C7 XA IO	0.957%	#(j)	11/15/2049	4,391	197,885
CSMC Trust 2020-AFC1 A1†	2.24%	#(j)	2/25/2050	1,200	1,204,440
DBGS Mortgage Trust 2018-BIOD A†	0.987% (1 Mo. LIBOR + .80%	)#	5/15/2035	1,561	1,490,263
DBUBS Mortgage Trust 2011-LC2A A1†	3.527%		7/10/2044	64	64,089
DBUBS Mortgage Trust 2011-LC2A B†	4.998%	#(j)	7/10/2044	175	177,099
DBWF Mortgage Trust 2015-LCM A1†	2.998%		6/10/2034	350	343,215
DBWF Mortgage Trust 2015-LCM XA IO†	0.423%	#(j)	6/10/2034	699	9,431
DBWF Mortgage Trust 2016-85T XA IO†	0.014%	#(j)	12/10/2036	61,529	188,894
DBWF Mortgage Trust 2018-AMXP B†	3.996%	#(j)	5/5/2035	1,500	1,546,553
DBWF Mortgage Trust 2018-AMXP C†	3.83%	#(j)	5/5/2035	1,000	1,005,955
Deephaven Residential Mortgage Trust 2020-1 A1†	2.339%	#(j)	1/25/2060	762	756,059
Fontainebleau Miami Beach Trust 2019-FBLU A†	3.144%		12/10/2036	761	737,318
Fontainebleau Miami Beach Trust 2019-FBLU B†	3.447%		12/10/2036	335	319,308
GCAT Trust 2020-NQM1 A1†	2.247%		1/25/2060	566	565,673
GS Mortgage Securities Corp Trust 2017-SLP A†	3.419%		10/10/2032	1,300	1,231,299
GS Mortgage Securities Corp. II 2012-TMSQ A†	3.007%		12/10/2030	1,300	1,290,026
GS Mortgage Securities Corp. Trust 2016-RENT C†	4.067%	#(j)	2/10/2029	252	249,534
GS Mortgage Securities Corp. Trust 2017-GPTX A†	2.856%		5/10/2034	1,159	1,140,661
GS Mortgage Securities Corp. Trust 2017-GPTX B†	3.104%		5/10/2034	1,060	1,005,244

See Notes to Financial Statements.	213

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. Trust 2017-STAY A†	1.034% (1 Mo. LIBOR + .85%	)#	7/15/2032	$888	$845,273
GS Mortgage Securities Corp. Trust 2017-STAY B†	1.284% (1 Mo. LIBOR + 1.10%	)#	7/15/2032	313	292,451
GS Mortgage Securities Corp. Trust 2017-STAY C†	1.534% (1 Mo. LIBOR + 1.35%	)#	7/15/2032	225	205,281
GS Mortgage Securities Corp. Trust 2017-STAY D†	2.134% (1 Mo. LIBOR + 1.95%	)#	7/15/2032	531	475,505
GS Mortgage Securities Corp. Trust 2019-70P B†	1.504% (1 Mo. LIBOR + 1.32%	)#	10/15/2036	657	621,799
GS Mortgage Securities Trust 2010-C2 A1†	3.849%		12/10/2043	13	13,297
GS Mortgage Securities Trust 2012-GCJ7 B	4.74%		5/10/2045	259	261,484
GS Mortgage Securities Trust 2012-GCJ9 XA IO	1.939%	#(j)	11/10/2045	1,381	52,343
GS Mortgage Securities Trust 2013 GC12 B	3.777%	#(j)	6/10/2046	1,000	971,453
GS Mortgage Securities Trust 2013-G1 A2†	3.557%	#(j)	4/10/2031	2,584	2,440,937	(b)
GS Mortgage Securities Trust 2013-GC12 XA IO	1.415%	#(j)	6/10/2046	18,563	618,494
GS Mortgage Securities Trust 2015-GS1 XA IO	0.776%	#(j)	11/10/2048	1,055	34,043
Hilton Orlando Trust 2018-ORL D†	1.884% (1 Mo. LIBOR + 1.70%	)#	12/15/2034	664	563,994
HMH Trust 2017-NSS A†	3.062%		7/5/2031	974	927,248
HMH Trust 2017-NSS B†	3.343%		7/5/2031	629	616,725	(b)
HMH Trust 2017-NSS C†	3.787%		7/5/2031	469	455,098	(b)
HMH Trust 2017-NSS D†	4.723%		7/5/2031	618	602,295	(b)
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	1,200	1,075,493
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.159%	#(j)	8/5/2034	559	480,997
Hudsons Bay Simon JV Trust 2015-HBFL CFL†	3.782% (1 Mo. LIBOR + 2.80%	)#	8/5/2034	1,961	1,754,859
Irvine Core Office Trust 2013-IRV A2†	3.173%	#(j)	5/15/2048	732	744,882
JPMorgan Chase Commercial Mortgage Securities Corp. 2018 AON XA IO†	0.485%	#(j)	7/5/2031	129,394	1,969,260
JPMorgan Chase Commercial Mortgage Securities Corp. 2018 AON XB IO†	0.154%	#(j)	7/5/2031	50,413	300,870
JPMorgan Chase Commercial Mortgage Securities Trust 2012-C6 B	4.819%	#(j)	5/15/2045	253	257,599
JPMorgan Chase Commercial Mortgage Securities Trust 2012-C8 A3	2.829%		10/15/2045	878	897,189
JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN A†	3.905%		5/5/2030	5,864	5,070,724
JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN B†	4.342%	#(j)	5/5/2030	1,254	1,053,971

214	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C10 XA IO	0.973%	#(j)	12/15/2047	$8,233	$172,901
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C12 XA IO	0.481%	#(j)	7/15/2045	4,682	52,270
JPMorgan Chase Commercial Mortgage Securities Trust 2013-LC11 XA IO	1.254%	#(j)	4/15/2046	1,322	38,908
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 A2	3.046%		4/15/2047	4	4,419
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	0.748%	#(j)	4/15/2047	1,773	32,344
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.284%	#(j)	4/15/2047	1,000	12,210
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C24 XA IO	0.92%	#(j)	11/15/2047	2,600	65,547
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY A†	3.429%		6/10/2027	5,000	4,711,706
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XA IO†	0.376%	#(j)	6/10/2027	2,906	174
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XB IO†	0.034%	#(j)	6/10/2027	1,292	26
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C28 A2 IO	0.686%	#(j)	12/15/2049	3,779	107,134
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C29 XA IO	0.716%	#(j)	5/15/2048	2,011	46,727
JPMorgan Chase Commercial Mortgage Securities Trust 2015-UES D†	3.621%	#(j)	9/5/2032	2,025	1,985,812
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI B†	3.201%		10/5/2031	357	349,211
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI C IO†	0.657%	#(j)	10/5/2031	1,432	8,463
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI D†	4.009%	#(j)	10/5/2031	731	658,897
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI D IO	1.065%	#(j)	9/15/2050	8,291	435,938
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI E†	4.009%	#(j)	10/5/2031	138	117,594
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI XA IO†	1.211%	#(j)	10/5/2031	2,367	24,688
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK B†	3.795%		6/5/2032	608	586,614

See Notes to Financial Statements.	215

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK C†	4.036%	#(j)	6/5/2032	$452	$423,631
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK X IO†	0.527%	#(j)	6/5/2032	32,692	321,081
JPMorgan Chase Commercial Mortgage Securities Trust 2018 WPT XBFX IO†	0.377%	#(j)	7/5/2033	95,152	1,158,000
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ A†	1.184% (1 Mo. LIBOR + 1.00%	)#	6/15/2032	703	656,089
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ B†	1.484% (1 Mo. LIBOR + 1.30%	)#	6/15/2032	1,045	949,934
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ C†	1.784% (1 Mo. LIBOR + 1.60%	)#	6/15/2032	842	742,861
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ E†	3.35% (1 Mo. LIBOR + 3.00%	)#	6/15/2035	133	105,436
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC A†	1.384% (1 Mo. LIBOR + 1.20%	)#	4/15/2031	658	636,860
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC B†	2.084% (1 Mo. LIBOR + 1.90%	)#	4/15/2031	449	435,378
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC C†	2.484% (1 Mo. LIBOR + 2.30%	)#	4/15/2031	332	322,113
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC D†	3.304% (1 Mo. LIBOR + 3.12%	)#	4/15/2031	174	167,755
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	1.253% (1 Mo. LIBOR + .95%	)#	7/5/2033	931	888,626
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFX†	4.549%		7/5/2033	839	865,813
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFL†	1.953% (1 Mo. LIBOR + 1.65%	)#	7/5/2033	323	302,337
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT DFL†	2.553% (1 Mo. LIBOR + 2.25%	)#	7/5/2033	323	300,969
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT DFX†	5.35%		7/5/2033	1,281	1,281,362
JPMorgan Chase Commercial Mortgage Securities Trust 2019-ICON XA IO†	1.84%	#(j)	3/10/2049	1,412	70,932
LSTAR Commercial Mortgage Trust 2016-4 XB IO†	0.604%	#(j)	3/10/2049	19,753	655,207
LSTAR Commercial Mortgage Trust 2017-5 A2†	2.776%		3/10/2050	782	793,224
LSTAR Commercial Mortgage Trust 2017-5 A3†	4.50%		3/10/2050	2,100	2,243,756
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A2†	3.277%		10/15/2030	2,090	2,128,946
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A2 IO	0.595%	#(j)	7/15/2050	5,898	136,308

216	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 A4 IO	1.399%	#(j)	11/15/2049	$4,767	$289,071
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 B	3.559%	#(j)	12/15/2048	1,000	1,005,794
Morgan Stanley Capital Barclays Bank Trust 2016-MART C†	2.817%		9/13/2031	500	486,944
Morgan Stanley Capital Barclays Bank Trust 2016-MART XCP IO†	Zero Coupon	#(j)	9/13/2031	188,074	1,881
Morgan Stanley Capital I Trust 2012-C4 XA IO†	2.067%	#(j)	3/15/2045	12,718	331,645
Morgan Stanley Capital I Trust 2012-STAR A1†	2.084%		8/5/2034	416	411,291
Morgan Stanley Capital I Trust 2014-CPT XA IO†	0.089%	#(j)	7/13/2029	60,000	81,600
Morgan Stanley Capital I Trust 2016-UB11 XA IO	1.608%	#(j)	8/15/2049	4,345	283,608
Motel 6 Trust 2017-MTL6 F†	4.434% (1 Mo. LIBOR + 4.25%	)#	8/15/2034	982	783,590
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	362	354,709
MSCG Trust 2016-SNR B†	4.181%		11/15/2034	11	11,056
MSCG Trust 2016-SNR C†	5.205%		11/15/2034	329	322,166
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464%	#(j)	1/26/2060	523	511,642
PFP Ltd. 2019-6 A†	1.234% (1 Mo. LIBOR + 1.05%	)#	4/14/2037	1,316	1,256,412
RBS Commercial Funding, Inc. Trust 2013-GSP A†	3.834%	#(j)	1/15/2032	592	601,478
ReadyCap Commercial Mortgage Trust 2018-4 A†	3.39%		2/27/2051	1,054	1,084,431
ReadyCap Commercial Mortgage Trust 2019-6 A†	2.833%		10/25/2052	1,017	1,011,810
Residential Mortgage Loan Trust 2020-1 A1†	2.376%	#(j)	2/25/2024	337	333,357
RETL 2019-RVP C†	2.284% (1 Mo. LIBOR + 2.10%	)#	3/15/2036	550	484,051
SLIDE 2018-FUN A†	1.084% (1 Mo. LIBOR + .90%	)#	6/15/2031	1,446	1,339,812
SLIDE 2018-FUN B†	1.434% (1 Mo. LIBOR + 1.25%	)#	6/15/2031	320	288,081
SLIDE 2018-FUN C†	1.734% (1 Mo. LIBOR + 1.55%	)#	6/15/2031	260	226,789
SLIDE 2018-FUN D†	2.034% (1 Mo. LIBOR + 1.85%	)#	6/15/2031	420	347,390
SLIDE 2018-FUN XCP IO†	0.976%	#(j)	12/15/2020	34,400	182,914	(b)
Starwood Mortgage Residential Trust 2020-1 A1†	2.275%	#(j)	2/25/2050	756	755,602
Structured Asset Securities Corp. 2006-3H 1A3	5.75%		12/25/2035	49	50,225
UBS-BAMLL Trust 2012-WRM A†	3.663%		6/10/2030	1,250	1,275,509
UBS-Barclays Commercial Mortgage Trust 2012-C2 A4	3.525%		5/10/2063	305	314,683
UBS-Barclays Commercial Mortgage Trust 2012-C3 A4 IO†	0.946%	#(j)	3/10/2046	9,021	179,359
UBS-Barclays Commercial Mortgage Trust 2013-C5 B†	3.649%	#(j)	3/10/2046	635	623,155

See Notes to Financial Statements.	217

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
UBS-Barclays Commercial Mortgage Trust 2013-C6 XA IO†	1.113%	#(j)	4/10/2046	$17,072	$423,251
Verus Securitization Trust 2020-1 A1†	2.417%	#(j)	1/25/2060	884	889,123
Wells Fargo Commercial Mortgage Trust 2010-C1 C†	5.523%	#(j)	11/15/2043	520	517,575
Wells Fargo Commercial Mortgage Trust 2010-C1 C IO	0.013%	#(j)	6/15/2048	58,000	124,300
Wells Fargo Commercial Mortgage Trust 2015-C29 XA IO	0.622%	#(j)	6/15/2048	3,634	94,170
Wells Fargo Commercial Mortgage Trust 2015-NXS4 A2A IO	1.754%	#(j)	8/15/2049	1,703	138,466
Wells Fargo Commercial Mortgage Trust 2016-LC24 XB IO	1.012%	#(j)	10/15/2049	7,057	383,612
Wells Fargo Commercial Mortgage Trust 2018-C44 A2	4.178%		5/15/2051	675	724,188
West Town Mall Trust 2017-KNOX B†	4.322%		7/5/2030	679	677,906
West Town Mall Trust 2017-KNOX B IO†	0.375%	#(j)	7/5/2030	34,762	231,721
West Town Mall Trust 2017-KNOX C†	4.346%	#(j)	7/5/2030	500	486,582
West Town Mall Trust 2017-KNOX D†	4.346%	#(j)	7/5/2030	625	599,465
WF-RBS Commercial Mortgage Trust 2011-C2 A4†	4.869%	#(j)	2/15/2044	127	129,206
WF-RBS Commercial Mortgage Trust 2011-C2 A4 IO†	1.329%	#(j)	6/15/2045	10,272	191,401
WF-RBS Commercial Mortgage Trust 2012-C7 A2	3.431%		6/15/2045	790	807,393
WF-RBS Commercial Mortgage Trust 2012-C7 B	4.747%	#(j)	6/15/2045	300	220,239
WF-RBS Commercial Mortgage Trust 2012-C9 A3	2.87%		11/15/2045	176	178,677
WF-RBS Commercial Mortgage Trust 2013-C11 AS	3.311%		3/15/2045	1,166	1,200,217
WF-RBS Commercial Mortgage Trust 2013-C13 XA IO†	1.192%	#(j)	5/15/2045	9,500	266,396
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	0.959%	#(j)	5/15/2047	5,315	148,405
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.572%	#(j)	5/15/2047	1,368	29,455
WF-RBS Commercial Mortgage Trust 2014-C21 XB IO	0.64%	#(j)	8/15/2047	15,000	375,105
Total Non-Agency Commercial Mortgage-Backed Securities (cost $126,470,481)					119,832,206

218	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2020

Investments	Dividend Rate		Shares (000)	Fair Value
PREFERRED STOCK 0.00%

Oil
Templar Energy LLC (cost $140,791)	Zero Coupon		16	$–	(c)

	Interest Rate	Maturity Date	Principal Amount (000)

U.S. TREASURY OBLIGATIONS 4.94%
U.S. Treasury Note	0.125%	4/30/2022	$2,576	2,574,792
U.S. Treasury Note(e)	0.125%	5/31/2022	1,740	1,738,879
U.S. Treasury Note(e)	0.25%	5/31/2025	27,398	27,332,181
Total U.S. Treasury Obligations (cost $31,570,215)				31,645,852
Total Long-Term Investments (cost $623,593,110)				607,204,290

SHORT-TERM INVESTMENTS 7.34%

COMMERCIAL PAPER 0.37%

Automotive 0.12%
American Honda Finance Corp.	2.088%	7/20/2020	793	790,787

Oil: Crude Producers 0.25%
Energy Transfer Partners	1.267%	6/1/2020	310	310,000
Energy Transfer Partners	1.268%	6/1/2020	1,250	1,250,000
Total				1,560,000
Total Commercial Paper (cost $2,350,787)				2,350,787

REPURCHASE AGREEMENT 6.97%
Repurchase Agreement dated 5/29/2020, 0.00% due 6/1/2020 with Fixed Income Clearing Corp. collateralized by $42,635,000 of U.S. Treasury Note at 2.50% due 3/31/2023; value: $45,553,494; proceeds: $44,658,024 (cost $44,658,024)			44,658	44,658,024
Total Short-Term Investments (cost $47,008,811)				47,008,811
Total Investments in Securities 102.07% (cost $670,601,921)				654,213,101
Liabilities in Excess of Foreign Cash and Other Assets(k) (2.07%)				(13,276,074)
Net Assets 100.00%				$640,937,027

See Notes to Financial Statements.	219

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2020

CAD	Canadian dollar.
CMT	Constant Maturity Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
SOFR	Secured Over Night Financing Rate.
Units	More than one class of securities traded together.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At May 31, 2020, the total value of Rule 144A securities was $330,608,899, which represents 51.58% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2020.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Level 3 Investment as described in Note 2(t) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Level 3 Investment as described in Note 2(t) in the Notes to Financials. Security fair valued by the Pricing Committee.
(d)	Foreign security traded in U.S. dollars.
(e)	Securities purchased on a when-issued basis (See Note 2(i)).
(f)	Security is perpetual in nature and has no stated maturity.
(g)	Defaulted (non-income producing security).
(h)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2020.
(i)	Level 3 Investment as described in Note 2(t) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(j)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(k)	Liabilities in Excess of Foreign Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Centrally Cleared Credit Default Swaps on Indexes - Sell Protection at May 31, 2020(1):

Referenced Index	Central Clearing party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation(3)
Markit CDX. NA.HY.34(4)(5)	Credit Suisse	5.00%	6/20/2025	$3,430,000	$3,362,156	$(209,617)	$141,773

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $141,773. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities.

220	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2020

Centrally Cleared Interest Rate Swap Contracts at May 31, 2020:

Central Clearingparty*	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront	Unrealized Appreciation
Credit Suisse	3-Month USD LIBOR Index	.5352%	3/12/2022	$65,000,000	$65,324,882	$–	$324,882
Credit Suisse	3-Month USD LIBOR Index	.6459%	3/12/2025	24,000,000	24,358,948	–	358,948
Credit Suisse	3-Month USD LIBOR Index	.6459%	3/12/2025	50,000,000	50,747,809	32,876	714,933
Total						$32,876	$1,398,763

*	Central clearinghouse: Chicago Mercantile Exchange (CME)

Open Consumer Price Index (“CPI”) Centrally Cleared Swaps at May 31, 2020:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation
Bank of America	CPI Urban Consumer NSA	2.054%	12/5/2022	$10,000,000	$10,424,972	$424,972
Credit Suisse	0.400%	CPI Urban Consumer NSA	3/25/2025	20,000,000	20,500,443	500,443
Credit Suisse	0.430%	CPI Urban Consumer NSA	3/25/2025	30,000,000	30,705,133	705,133
Credit Suisse	0.690%	CPI Urban Consumer NSA	4/1/2025	20,000,000	20,200,585	200,585
Credit Suisse	0.760%	CPI Urban Consumer NSA	3/31/2025	15,000,000	15,097,188	97,188
Credit Suisse	CPI Urban Consumer NSA	0.770%	4/9/2024	10,000,000	10,008,420	8,420
Credit Suisse	CPI Urban Consumer NSA	1.405%	10/9/2021	25,000,000	25,416,785	416,785
Credit Suisse	CPI Urban Consumer NSA	1.485%	1/14/2021	20,000,000	20,023,053	23,053
Credit Suisse	CPI Urban Consumer NSA	1.6675%	6/30/2026	7,000,000	7,164,940	164,940
Credit Suisse	CPI Urban Consumer NSA	1.685%	8/7/2024	15,000,000	15,555,029	555,029
Credit Suisse	CPI Urban Consumer NSA	1.689%	8/8/2024	20,000,000	20,743,711	743,711
Credit Suisse	CPI Urban Consumer NSA	1.713%	3/4/2040	5,000,000	5,204,139	204,139
Credit Suisse	CPI Urban Consumer NSA	1.730%	10/9/2029	5,000,000	5,220,034	220,034
Credit Suisse	CPI Urban Consumer NSA	1.755%	9/6/2029	15,000,000	15,695,492	695,492
Credit Suisse	CPI Urban Consumer NSA	1.790%	4/27/2024	30,000,000	30,847,193	847,193
Credit Suisse	CPI Urban Consumer NSA	1.817%	1/4/2026	25,000,000	26,278,644	1,278,644
Credit Suisse	CPI Urban Consumer NSA	1.8425%	1/4/2026	10,000,000	10,531,194	531,194

See Notes to Financial Statements.	221

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2020

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation
Credit Suisse	CPI Urban Consumer NSA	1.847%	1/3/2026	$25,000,000	$26,339,601	$1,339,601
Credit Suisse	CPI Urban Consumer NSA	1.847%	9/24/2029	10,000,000	10,573,672	573,672
Credit Suisse	CPI Urban Consumer NSA	1.8475%	1/7/2026	10,000,000	10,532,616	532,616
Credit Suisse	CPI Urban Consumer NSA	1.8755%	12/28/2025	15,000,000	15,835,345	835,345
Credit Suisse	CPI Urban Consumer NSA	1.8913%	12/27/2025	15,000,000	15,852,773	852,773
Credit Suisse	CPI Urban Consumer NSA	1.8975%	4/3/2021	20,000,000	20,400,680	400,680
Credit Suisse	CPI Urban Consumer NSA	1.8975%	12/27/2025	15,000,000	15,860,057	860,057
Credit Suisse	CPI Urban Consumer NSA	1.918%	12/19/2024	20,000,000	21,067,462	1,067,462
Credit Suisse	CPI Urban Consumer NSA	1.924%	4/10/2022	10,000,000	10,291,367	291,367
Credit Suisse	CPI Urban Consumer NSA	1.933%	4/1/2026	10,000,000	10,552,886	552,886
Credit Suisse	CPI Urban Consumer NSA	1.9351%	6/9/2022	10,000,000	10,304,076	304,076
Credit Suisse	CPI Urban Consumer NSA	1.936%	12/19/2024	20,000,000	21,091,134	1,091,134
Credit Suisse	CPI Urban Consumer NSA	1.941%	11/27/2034	10,000,000	10,770,529	770,529
Credit Suisse	CPI Urban Consumer NSA	1.9425%	12/11/2031	10,000,000	10,708,330	708,330
Credit Suisse	CPI Urban Consumer NSA	1.9435%	12/12/2031	5,000,000	5,355,310	355,310
Credit Suisse	CPI Urban Consumer NSA	1.9525%	12/21/2025	15,000,000	15,917,401	917,401
Credit Suisse	CPI Urban Consumer NSA	1.953%	12/9/2034	5,000,000	5,398,804	398,804
Credit Suisse	CPI Urban Consumer NSA	1.954%	2/1/2026	10,000,000	10,599,704	599,704
Credit Suisse	CPI Urban Consumer NSA	1.9575%	12/13/2031	20,000,000	21,462,602	1,462,602
Credit Suisse	CPI Urban Consumer NSA	1.970%	12/10/2034	10,000,000	10,829,278	829,278
Credit Suisse	CPI Urban Consumer NSA	1.978%	6/17/2039	5,000,000	5,518,411	518,411
Credit Suisse	CPI Urban Consumer NSA	1.9788%	12/30/2034	5,000,000	5,431,389	431,389
Credit Suisse	CPI Urban Consumer NSA	1.996%	1/21/2040	10,000,000	11,105,953	1,105,953
Credit Suisse	CPI Urban Consumer NSA	1.9975%	12/13/2024	20,000,000	21,162,739	1,162,739
Credit Suisse	CPI Urban Consumer NSA	2.010%	1/16/2040	15,000,000	16,710,033	1,710,033
Credit Suisse	CPI Urban Consumer NSA	2.020%	1/10/2029	20,000,000	21,579,464	1,579,464

222	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2020

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation
Credit Suisse	CPI Urban Consumer NSA	2.026%	11/20/2020	$30,000,000	$30,871,958	$871,958
Credit Suisse	CPI Urban Consumer NSA	2.028%	1/15/2029	5,000,000	5,397,792	397,792
Credit Suisse	CPI Urban Consumer NSA	2.032%	11/30/2023	30,000,000	31,557,795	1,557,795
Credit Suisse	CPI Urban Consumer NSA	2.033%	1/11/2029	20,000,000	21,608,177	1,608,177
Credit Suisse	CPI Urban Consumer NSA	2.0363%	11/21/2022	10,000,000	10,400,326	400,326
Credit Suisse	CPI Urban Consumer NSA	2.050%	12/11/2024	30,000,000	31,843,456	1,843,456
Credit Suisse	CPI Urban Consumer NSA	2.055%	11/6/2020	40,000,000	41,185,483	1,185,483
Credit Suisse	CPI Urban Consumer NSA	2.065%	11/8/2020	40,000,000	41,192,250	1,192,250
Credit Suisse	CPI Urban Consumer NSA	2.090%	11/2/2020	30,000,000	30,909,814	909,814
Credit Suisse	CPI Urban Consumer NSA	2.092%	12/6/2024	15,000,000	15,957,553	957,553
Credit Suisse	CPI Urban Consumer NSA	2.210%	10/17/2020	30,000,000	30,985,967	985,967
Credit Suisse	CPI Urban Consumer NSA	2.275%	4/18/2024	50,000,000	53,651,373	3,651,373
Credit Suisse	CPI Urban Consumer NSA	2.2775%	2/16/2028	15,000,000	16,565,907	1,565,907
Unrealized Appreciation on CPI Centrally Cleared Swaps						$45,996,422

Open Consumer Price Index (“CPI”) Centrally Cleared Swaps at May 31, 2020:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Credit Suisse	0.7625%	CPI Urban Consumer NSA	4/9/2024	$10,000,000	$9,994,644	$(5,356)
Credit Suisse	0.770%	CPI Urban Consumer NSA	4/9/2024	10,000,000	9,991,580	(8,420)
Credit Suisse	0.9025%	CPI Urban Consumer NSA	4/7/2025	15,000,000	14,987,511	(12,489)
Credit Suisse	1.570%	CPI Urban Consumer NSA	1/10/2021	100,000,000	97,982,824	(2,017,176)
Credit Suisse	1.615%	CPI Urban Consumer NSA	1/11/2021	140,000,000	137,063,293	(2,936,707)
Credit Suisse	1.615%	CPI Urban Consumer NSA	9/23/2022	30,000,000	29,213,671	(786,329)
Credit Suisse	1.675%	CPI Urban Consumer NSA	1/13/2022	20,000,000	19,487,940	(512,060)
Credit Suisse	1.700%	CPI Urban Consumer NSA	2/4/2021	40,000,000	39,188,264	(811,736)
Credit Suisse	1.7315%	CPI Urban Consumer NSA	8/24/2026	10,000,000	9,652,045	(347,955)

See Notes to Financial Statements.	223

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2020

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Credit Suisse	1.748%	CPI Urban Consumer NSA	11/8/2024	$15,000,000	$14,401,324	$(598,676)
Credit Suisse	1.756%	CPI Urban Consumer NSA	11/15/2024	10,000,000	9,596,685	(403,315)
Credit Suisse	1.770%	CPI Urban Consumer NSA	9/23/2027	25,000,000	23,784,950	(1,215,050)
Credit Suisse	1.7925%	CPI Urban Consumer NSA	7/18/2026	35,000,000	33,634,803	(1,365,197)
Credit Suisse	1.844%	CPI Urban Consumer NSA	3/4/2021	30,000,000	29,397,209	(602,791)
Credit Suisse	1.8725%	CPI Urban Consumer NSA	12/23/2026	25,000,000	23,601,207	(1,398,793)
Credit Suisse	1.876%	CPI Urban Consumer NSA	10/24/2039	5,000,000	4,612,223	(387,777)
Credit Suisse	1.9175%	CPI Urban Consumer NSA	6/14/2029	10,000,000	9,348,550	(651,450)
Credit Suisse	1.9588%	CPI Urban Consumer NSA	1/7/2029	5,000,000	4,653,653	(346,347)
Credit Suisse	2.030%	CPI Urban Consumer NSA	5/3/2022	15,000,000	14,427,608	(572,392)
Credit Suisse	2.035%	CPI Urban Consumer NSA	5/2/2021	10,000,000	9,717,975	(282,025)
Credit Suisse	2.075%	CPI Urban Consumer NSA	1/8/2021	20,000,000	19,449,128	(550,872)
Credit Suisse	2.107%	CPI Urban Consumer NSA	2/21/2031	5,000,000	4,535,512	(464,488)
Credit Suisse	2.110%	CPI Urban Consumer NSA	2/19/2031	5,000,000	4,532,289	(467,711)
Credit Suisse	2.119%	CPI Urban Consumer NSA	4/12/2022	25,000,000	23,925,392	(1,074,608)
Credit Suisse	2.119%	CPI Urban Consumer NSA	2/11/2031	15,000,000	13,564,668	(1,435,332)
Credit Suisse	2.1275%	CPI Urban Consumer NSA	11/14/2024	60,000,000	56,099,052	(3,900,948)
Credit Suisse	2.140%	CPI Urban Consumer NSA	7/20/2029	5,000,000	4,533,803	(466,197)
Credit Suisse	2.1438%	CPI Urban Consumer NSA	12/14/2026	10,000,000	9,185,338	(814,662)
Credit Suisse	2.207%	CPI Urban Consumer NSA	1/8/2027	10,000,000	9,118,593	(881,407)
Credit Suisse	2.269%	CPI Urban Consumer NSA	10/30/2030	10,000,000	8,807,633	(1,192,367)
Credit Suisse	2.285%	CPI Urban Consumer NSA	5/31/2028	10,000,000	8,923,813	(1,076,187)
Credit Suisse	2.310%	CPI Urban Consumer NSA	6/1/2028	10,000,000	8,894,487	(1,105,513)
Credit Suisse	2.335%	CPI Urban Consumer NSA	11/17/2036	8,000,000	6,489,175	(1,510,825)
Credit Suisse	2.335%	CPI Urban Consumer NSA	11/21/2036	10,000,000	8,109,399	(1,890,601)
Credit Suisse	2.339%	CPI Urban Consumer NSA	3/14/2029	10,000,000	8,733,361	(1,266,639)

224	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2020

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Credit Suisse	2.340%	CPI Urban Consumer NSA	3/23/2032	$5,000,000	$4,247,888	$(752,112)
Credit Suisse	2.341%	CPI Urban Consumer NSA	8/27/2028	10,000,000	8,828,041	(1,171,959)
Credit Suisse	2.3425%	CPI Urban Consumer NSA	9/11/2028	10,000,000	8,828,851	(1,171,149)
Credit Suisse	2.344%	CPI Urban Consumer NSA	3/15/2029	5,000,000	4,362,451	(637,549)
Credit Suisse	2.345%	CPI Urban Consumer NSA	8/14/2028	10,000,000	8,823,809	(1,176,191)
Credit Suisse	2.3525%	CPI Urban Consumer NSA	6/6/2028	10,000,000	8,842,947	(1,157,053)
Credit Suisse	2.354%	CPI Urban Consumer NSA	3/6/2032	5,000,000	4,244,205	(755,795)
Credit Suisse	2.355%	CPI Urban Consumer NSA	3/8/2032	10,000,000	8,481,984	(1,518,016)
Credit Suisse	2.358%	CPI Urban Consumer NSA	7/25/2028	10,000,000	8,813,299	(1,186,701)
Credit Suisse	2.3625%	CPI Urban Consumer NSA	3/21/2032	5,000,000	4,227,449	(772,551)
Credit Suisse	2.3625%	CPI Urban Consumer NSA	1/23/2033	5,000,000	4,231,392	(768,608)
Credit Suisse	2.3625%	CPI Urban Consumer NSA	1/25/2033	5,000,000	4,231,161	(768,839)
Credit Suisse	2.365%	CPI Urban Consumer NSA	1/30/2038	10,000,000	7,972,169	(2,027,831)
Credit Suisse	2.370%	CPI Urban Consumer NSA	4/18/2030	25,000,000	21,634,643	(3,365,357)
Credit Suisse	2.370%	CPI Urban Consumer NSA	2/28/2038	5,000,000	3,978,146	(1,021,854)
Credit Suisse	2.3745%	CPI Urban Consumer NSA	8/9/2028	10,000,000	8,788,737	(1,211,263)
Credit Suisse	2.379%	CPI Urban Consumer NSA	9/21/2028	15,000,000	13,181,609	(1,818,391)
Credit Suisse	2.380%	CPI Urban Consumer NSA	7/6/2028	10,000,000	8,800,238	(1,199,762)
Credit Suisse	2.380%	CPI Urban Consumer NSA	7/17/2028	15,000,000	13,188,679	(1,811,321)
Credit Suisse	2.383%	CPI Urban Consumer NSA	6/13/2028	40,000,000	35,216,260	(4,783,740)
Credit Suisse	2.384%	CPI Urban Consumer NSA	10/1/2028	10,000,000	8,784,782	(1,215,218)
Credit Suisse	2.3845%	CPI Urban Consumer NSA	8/6/2028	25,000,000	21,943,554	(3,056,446)
Credit Suisse	2.390%	CPI Urban Consumer NSA	6/14/2028	45,000,000	39,578,910	(5,421,090)
Credit Suisse	2.390%	CPI Urban Consumer NSA	8/3/2028	10,000,000	8,770,250	(1,229,750)
Credit Suisse	2.393%	CPI Urban Consumer NSA	5/11/2028	10,000,000	8,781,456	(1,218,544)
Credit Suisse	2.3938%	CPI Urban Consumer NSA	9/26/2028	10,000,000	8,771,356	(1,228,644)

See Notes to Financial Statements.	225

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2020

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Credit Suisse	2.3963%	CPI Urban Consumer NSA	10/9/2028	$10,000,000	$8,771,504	$(1,228,496)
Credit Suisse	2.400%	CPI Urban Consumer NSA	4/26/2030	10,000,000	8,606,009	(1,393,991)
Credit Suisse	2.4075%	CPI Urban Consumer NSA	5/21/2028	5,000,000	4,385,811	(614,189)
Credit Suisse	2.5475%	CPI Urban Consumer NSA	4/20/2021	8,000,000	7,006,385	(993,615)
Credit Suisse	2.6725%	CPI Urban Consumer NSA	1/28/2021	15,000,000	13,113,397	(1,886,603)
Credit Suisse	2.7875%	CPI Urban Consumer NSA	6/8/2026	5,000,000	3,628,190	(1,371,810)
Credit Suisse	CPI Urban Consumer NSA	0.785%	3/24/2030	20,000,000	18,886,136	(1,113,864)
Credit Suisse	CPI Urban Consumer NSA	0.865%	3/20/2030	20,000,000	19,051,987	(948,013)
Credit Suisse	CPI Urban Consumer NSA	1.057%	3/19/2035	25,000,000	23,276,813	(1,723,187)
Credit Suisse	CPI Urban Consumer NSA	1.080%	3/23/2040	5,000,000	4,484,949	(515,051)
Credit Suisse	CPI Urban Consumer NSA	1.205%	3/17/2030	10,000,000	9,883,020	(116,980)
Credit Suisse	CPI Urban Consumer NSA	1.221%	4/3/2040	5,000,000	4,639,845	(360,155)
Credit Suisse	CPI Urban Consumer NSA	1.326%	3/27/2035	10,000,000	9,750,410	(249,590)
Credit Suisse	CPI Urban Consumer NSA	1.3325%	3/17/2035	5,000,000	4,878,081	(121,919)
Credit Suisse	CPI Urban Consumer NSA	1.360%	3/13/2040	10,000,000	9,584,939	(415,061)
Credit Suisse	CPI Urban Consumer NSA	1.370%	4/2/2040	5,000,000	4,806,628	(193,372)
Credit Suisse	CPI Urban Consumer NSA	1.400%	3/12/2040	30,000,000	29,026,909	(973,091)
Credit Suisse	CPI Urban Consumer NSA	1.445%	2/3/2021	15,000,000	14,965,059	(34,941)
Unrealized Depreciation on CPI Centrally Cleared Swaps						$(90,060,060)

Open Consumer Price Index (“CPI”) OTC Swaps at May 31, 2020:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation
Bank of America	CPI Urban Consumer NSA	1.5125%	11/9/2020	$10,000,000	$10,065,737	$65,737
Bank of America	CPI Urban Consumer NSA	1.523%	12/16/2020	20,000,000	20,090,291	90,291
Bank of America	CPI Urban Consumer NSA	1.540%	8/20/2021	20,000,000	20,150,991	150,991
Bank of America	CPI Urban Consumer NSA	1.580%	8/6/2020	25,000,000	25,311,885	311,885

226	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2020

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation
Bank of America	CPI Urban Consumer NSA	1.645%	10/1/2025	$15,000,000	$15,476,737	$476,737
Bank of America	CPI Urban Consumer NSA	1.813%	3/31/2026	5,000,000	5,204,797	204,797
Bank of America	CPI Urban Consumer NSA	1.930%	9/7/2022	25,000,000	25,730,591	730,591
Bank of America	CPI Urban Consumer NSA	1.936%	5/22/2022	10,000,000	10,312,609	312,609
Bank of America	CPI Urban Consumer NSA	2.0688%	11/10/2022	15,000,000	15,599,268	599,268
Bank of America	CPI Urban Consumer NSA	2.140%	2/10/2022	30,000,000	31,163,087	1,163,087
Bank of America	CPI Urban Consumer NSA	2.194%	1/19/2022	30,000,000	31,228,544	1,228,544
Bank of America	CPI Urban Consumer NSA	2.195%	2/24/2022	25,000,000	26,066,221	1,066,221
Barclays Bank plc	CPI Urban Consumer NSA	1.562%	10/22/2022	10,000,000	10,136,220	136,220
Barclays Bank plc	CPI Urban Consumer NSA	2.150%	2/10/2023	30,000,000	31,519,167	1,519,167
Barclays Bank plc	CPI Urban Consumer NSA	2.193%	1/19/2022	40,000,000	41,635,875	1,635,875
Deutsche Bank AG	CPI Urban Consumer NSA	1.618%	8/25/2023	15,000,000	15,353,957	353,957
Deutsche Bank AG	CPI Urban Consumer NSA	1.650%	1/20/2026	10,000,000	10,260,427	260,427
Deutsche Bank AG	CPI Urban Consumer NSA	1.667%	4/20/2023	20,000,000	20,275,197	275,197
Deutsche Bank AG	CPI Urban Consumer NSA	1.6725%	4/20/2023	20,000,000	20,283,698	283,698
Deutsche Bank AG	CPI Urban Consumer NSA	1.7725%	4/27/2023	35,000,000	35,747,708	747,708
Deutsche Bank AG	CPI Urban Consumer NSA	1.811%	6/4/2020	20,000,000	20,033,725	33,725
Deutsche Bank AG	CPI Urban Consumer NSA	2.105%	7/10/2025	10,000,000	10,813,756	813,756
Goldman Sachs	CPI Urban Consumer NSA	1.988%	5/25/2023	10,000,000	10,428,566	428,566
Goldman Sachs	CPI Urban Consumer NSA	2.0625%	12/8/2024	15,000,000	16,385,669	1,385,669
Goldman Sachs	CPI Urban Consumer NSA	2.3125%	9/30/2024	30,000,000	33,788,026	3,788,026
J.P. Morgan	CPI Urban Consumer NSA	1.5625%	1/11/2021	10,000,000	10,054,564	54,564
J.P. Morgan	CPI Urban Consumer NSA	1.645%	8/27/2023	5,000,000	5,132,705	132,705
Unrealized Appreciation on CPI OTC Swaps						$18,250,018

See Notes to Financial Statements.	227

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2020

Open Consumer Price Index (“CPI”) OTC Swaps at May 31, 2020:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Bank of America	1.676%	CPI Urban Consumer NSA	8/4/2026	$15,000,000	$14,596,895	$(403,105)
Bank of America	1.7395%	CPI Urban Consumer NSA	8/23/2026	40,000,000	38,576,146	(1,423,854)
Bank of America	1.7465%	CPI Urban Consumer NSA	8/22/2026	20,000,000	19,274,360	(725,640)
Bank of America	1.769%	CPI Urban Consumer NSA	7/22/2026	35,000,000	33,714,541	(1,285,459)
Bank of America	2.080%	CPI Urban Consumer NSA	4/22/2025	10,000,000	9,244,166	(755,834)
Bank of America	2.100%	CPI Urban Consumer NSA	4/26/2025	10,000,000	9,299,394	(700,606)
Bank of America	2.1425%	CPI Urban Consumer NSA	11/22/2024	20,000,000	18,662,663	(1,337,337)
Bank of America	2.1438%	CPI Urban Consumer NSA	7/24/2029	10,000,000	9,063,976	(936,024)
Bank of America	2.1475%	CPI Urban Consumer NSA	7/31/2029	10,000,000	9,061,743	(938,257)
Bank of America	2.213%	CPI Urban Consumer NSA	10/25/2032	5,000,000	4,403,206	(596,794)
Bank of America	2.275%	CPI Urban Consumer NSA	1/6/2026	20,000,000	18,179,057	(1,820,943)
Bank of America	2.2975%	CPI Urban Consumer NSA	4/5/2029	5,000,000	4,389,368	(610,632)
Bank of America	2.3013%	CPI Urban Consumer NSA	3/28/2029	5,000,000	4,388,343	(611,657)
Bank of America	2.345%	CPI Urban Consumer NSA	2/13/2029	30,000,000	26,245,750	(3,754,250)
Bank of America	2.3475%	CPI Urban Consumer NSA	3/10/2032	5,000,000	4,247,306	(752,694)
Bank of America	2.360%	CPI Urban Consumer NSA	2/8/2029	10,000,000	8,727,896	(1,272,104)
Bank of America	2.360%	CPI Urban Consumer NSA	2/15/2029	10,000,000	8,725,258	(1,274,742)
Bank of America	2.3625%	CPI Urban Consumer NSA	2/1/2038	5,000,000	3,988,838	(1,011,162)
Bank of America	2.370%	CPI Urban Consumer NSA	1/26/2029	5,000,000	4,357,662	(642,338)
Bank of America	2.370%	CPI Urban Consumer NSA	2/27/2029	10,000,000	8,705,671	(1,294,329)
Bank of America	2.3763%	CPI Urban Consumer NSA	2/26/2038	5,000,000	3,969,167	(1,030,833)
Bank of America	2.380%	CPI Urban Consumer NSA	1/13/2029	10,000,000	8,696,983	(1,303,017)
Bank of America	2.380%	CPI Urban Consumer NSA	1/18/2029	10,000,000	8,699,031	(1,300,969)
Bank of America	2.3975%	CPI Urban Consumer NSA	1/24/2029	10,000,000	8,673,484	(1,326,516)
Bank of America	2.3975%	CPI Urban Consumer NSA	2/12/2033	5,000,000	4,194,901	(805,099)

228	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2020

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Bank of America	2.445%	CPI Urban Consumer NSA	4/24/2023	$40,000,000	$35,128,798	$(4,871,202)
Bank of America	2.460%	CPI Urban Consumer NSA	4/23/2023	30,000,000	26,301,591	(3,698,409)
Bank of America	2.590%	CPI Urban Consumer NSA	6/26/2023	40,000,000	34,336,580	(5,663,420)
Bank of America	CPI Urban Consumer NSA	1.385%	2/9/2021	10,000,000	9,936,679	(63,321)
Bank of America	CPI Urban Consumer NSA	1.4025%	1/21/2021	10,000,000	9,963,248	(36,752)
Bank of America	CPI Urban Consumer NSA	1.4625%	1/19/2021	20,000,000	19,992,929	(7,071)
Barclays Bank plc	1.874%	CPI Urban Consumer NSA	4/11/2026	10,000,000	9,531,312	(468,688)
Barclays Bank plc	1.944%	CPI Urban Consumer NSA	3/22/2041	5,000,000	4,497,844	(502,156)
Barclays Bank plc	1.960%	CPI Urban Consumer NSA	2/5/2025	10,000,000	9,268,510	(731,490)
Barclays Bank plc	2.0325%	CPI Urban Consumer NSA	11/14/2021	35,000,000	33,991,439	(1,008,561)
Barclays Bank plc	2.0875%	CPI Urban Consumer NSA	12/1/2024	10,000,000	9,377,171	(622,829)
Barclays Bank plc	2.1275%	CPI Urban Consumer NSA	6/22/2025	10,000,000	9,166,698	(833,302)
Barclays Bank plc	2.1575%	CPI Urban Consumer NSA	12/2/2024	10,000,000	9,312,091	(687,909)
Barclays Bank plc	2.159%	CPI Urban Consumer NSA	11/25/2024	15,000,000	13,971,487	(1,028,513)
Barclays Bank plc	2.205%	CPI Urban Consumer NSA	12/9/2024	15,000,000	13,896,891	(1,103,109)
Barclays Bank plc	2.207%	CPI Urban Consumer NSA	1/11/2025	20,000,000	18,497,683	(1,502,317)
Barclays Bank plc	2.2225%	CPI Urban Consumer NSA	12/30/2023	30,000,000	28,015,854	(1,984,146)
Barclays Bank plc	2.2275%	CPI Urban Consumer NSA	12/5/2024	15,000,000	13,869,342	(1,130,658)
Barclays Bank plc	2.354%	CPI Urban Consumer NSA	12/23/2031	10,000,000	8,505,917	(1,494,083)
Barclays Bank plc	2.3925%	CPI Urban Consumer NSA	12/13/2031	5,000,000	4,217,564	(782,436)
Barclays Bank plc	2.4095%	CPI Urban Consumer NSA	2/1/2032	10,000,000	8,397,029	(1,602,971)
Barclays Bank plc	2.529%	CPI Urban Consumer NSA	7/8/2022	30,000,000	26,461,190	(3,538,810)
Barclays Bank plc	2.7425%	CPI Urban Consumer NSA	9/14/2024	15,000,000	11,866,110	(3,133,890)
Barclays Bank plc	2.945%	CPI Urban Consumer NSA	3/5/2038	15,000,000	7,000,433	(7,999,567)
Barclays Bank plc	CPI Urban Consumer NSA	1.210%	2/11/2021	20,000,000	19,683,429	(316,571)
Barclays Bank plc	CPI Urban Consumer NSA	1.2625%	2/17/2021	10,000,000	9,860,695	(139,305)

See Notes to Financial Statements.	229

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2020

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Barclays Bank plc	CPI Urban Consumer NSA	1.363%	1/26/2021	$15,000,000	$14,910,134	$(89,866)
Barclays Bank plc	CPI Urban Consumer NSA	1.500%	7/29/2021	15,000,000	14,966,622	(33,378)
Credit Suisse	2.560%	CPI Urban Consumer NSA	6/27/2020	5,000,000	4,430,078	(569,922)
Credit Suisse	2.6713%	CPI Urban Consumer NSA	4/11/2022	30,000,000	25,684,166	(4,315,834)
Credit Suisse	2.864%	CPI Urban Consumer NSA	3/22/2032	8,000,000	4,868,502	(3,131,498)
Deutsche Bank AG	1.6975%	CPI Urban Consumer NSA	9/2/2022	10,000,000	9,741,001	(258,999)
Deutsche Bank AG	2.059%	CPI Urban Consumer NSA	5/21/2025	20,000,000	18,499,552	(1,500,448)
Deutsche Bank AG	2.385%	CPI Urban Consumer NSA	1/24/2021	7,000,000	6,250,037	(749,963)
Deutsche Bank AG	2.4375%	CPI Urban Consumer NSA	6/7/2021	20,000,000	17,954,391	(2,045,609)
Deutsche Bank AG	2.465%	CPI Urban Consumer NSA	11/30/2031	5,000,000	3,646,513	(1,353,487)
Deutsche Bank AG	2.500%	CPI Urban Consumer NSA	9/4/2021	10,000,000	8,821,905	(1,178,095)
Deutsche Bank AG	2.505%	CPI Urban Consumer NSA	12/7/2031	5,000,000	3,589,886	(1,410,114)
Deutsche Bank AG	2.5175%	CPI Urban Consumer NSA	4/17/2026	15,000,000	12,363,053	(2,636,947)
Deutsche Bank AG	2.6075%	CPI Urban Consumer NSA	6/13/2020	5,000,000	4,438,935	(561,065)
Deutsche Bank AG	2.640%	CPI Urban Consumer NSA	12/17/2020	15,000,000	13,088,672	(1,911,328)
Deutsche Bank AG	2.695%	CPI Urban Consumer NSA	10/29/2021	9,000,000	7,713,934	(1,286,066)
Deutsche Bank AG	2.710%	CPI Urban Consumer NSA	10/11/2020	15,000,000	13,089,072	(1,910,928)
Deutsche Bank AG	2.730%	CPI Urban Consumer NSA	2/4/2021	15,000,000	13,001,830	(1,998,170)
Deutsche Bank AG	2.730%	CPI Urban Consumer NSA	10/25/2021	15,000,000	12,809,208	(2,190,792)
Deutsche Bank AG	2.745%	CPI Urban Consumer NSA	3/20/2022	30,000,000	25,508,076	(4,491,924)
Deutsche Bank AG	2.7475%	CPI Urban Consumer NSA	2/26/2022	30,000,000	25,512,250	(4,487,750)
Deutsche Bank AG	2.750%	CPI Urban Consumer NSA	3/30/2032	6,000,000	3,867,717	(2,132,283)
Deutsche Bank AG	2.7525%	CPI Urban Consumer NSA	8/2/2021	8,000,000	6,684,617	(1,315,383)
Deutsche Bank AG	2.779%	CPI Urban Consumer NSA	3/12/2022	25,000,000	21,167,559	(3,832,441)
Deutsche Bank AG	3.010%	CPI Urban Consumer NSA	2/15/2033	15,000,000	8,485,473	(6,514,527)
Deutsche Bank AG	CPI Urban Consumer NSA	1.386%	1/20/2021	10,000,000	9,955,371	(44,629)

230	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2020

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Goldman Sachs	1.5675%	CPI Urban Consumer NSA	3/2/2024	$8,000,000	$7,907,328	$(92,672)
Goldman Sachs	1.649%	CPI Urban Consumer NSA	3/4/2024	5,000,000	4,905,092	(94,908)
Goldman Sachs	2.183%	CPI Urban Consumer NSA	3/20/2022	20,000,000	19,103,113	(896,887)
Goldman Sachs	2.230%	CPI Urban Consumer NSA	12/14/2024	10,000,000	9,237,815	(762,185)
Goldman Sachs	2.317%	CPI Urban Consumer NSA	3/16/2029	5,000,000	4,382,231	(617,769)
Goldman Sachs	2.350%	CPI Urban Consumer NSA	12/16/2036	10,000,000	8,055,275	(1,944,725)
Goldman Sachs	2.363%	CPI Urban Consumer NSA	6/21/2027	20,000,000	17,816,652	(2,183,348)
Goldman Sachs	2.370%	CPI Urban Consumer NSA	5/16/2028	10,000,000	8,812,352	(1,187,648)
Goldman Sachs	2.372%	CPI Urban Consumer NSA	5/3/2030	5,000,000	4,323,511	(676,489)
Goldman Sachs	2.3775%	CPI Urban Consumer NSA	4/17/2030	5,000,000	4,321,516	(678,484)
Goldman Sachs	2.380%	CPI Urban Consumer NSA	12/8/2031	10,000,000	8,462,532	(1,537,468)
Goldman Sachs	2.387%	CPI Urban Consumer NSA	5/24/2028	5,000,000	4,398,419	(601,581)
Goldman Sachs	2.390%	CPI Urban Consumer NSA	2/7/2032	5,000,000	4,216,324	(783,676)
Goldman Sachs	2.4475%	CPI Urban Consumer NSA	4/24/2023	30,000,000	26,338,412	(3,661,588)
Goldman Sachs	2.497%	CPI Urban Consumer NSA	5/2/2021	30,000,000	26,730,739	(3,269,261)
Goldman Sachs	2.5375%	CPI Urban Consumer NSA	4/17/2021	8,000,000	7,018,151	(981,849)
Goldman Sachs	2.675%	CPI Urban Consumer NSA	12/13/2020	15,000,000	13,036,775	(1,963,225)
Goldman Sachs	2.7725%	CPI Urban Consumer NSA	4/3/2023	20,000,000	16,488,971	(3,511,029)
Goldman Sachs	2.945%	CPI Urban Consumer NSA	1/16/2038	15,000,000	6,923,754	(8,076,246)
Goldman Sachs	2.980%	CPI Urban Consumer NSA	2/7/2033	10,000,000	5,747,249	(4,252,751)
J.P. Morgan	1.950%	CPI Urban Consumer NSA	10/14/2026	10,000,000	9,418,093	(581,907)
J.P. Morgan	2.074%	CPI Urban Consumer NSA	11/21/2023	35,000,000	32,017,592	(2,982,408)
J.P. Morgan	2.1525%	CPI Urban Consumer NSA	11/21/2024	25,000,000	23,306,657	(1,693,343)
J.P. Morgan	2.5275%	CPI Urban Consumer NSA	5/9/2021	10,000,000	8,766,500	(1,233,500)
J.P. Morgan	2.549%	CPI Urban Consumer NSA	7/23/2023	30,000,000	25,848,239	(4,151,761)
J.P. Morgan	2.6075%	CPI Urban Consumer NSA	6/3/2020	5,000,000	4,466,687	(533,313)

See Notes to Financial Statements.	231

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2020

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
J.P. Morgan	2.680%	CPI Urban Consumer NSA	2/28/2021	$20,000,000	$17,547,172	$(2,452,828)
J.P. Morgan	2.730%	CPI Urban Consumer NSA	9/20/2021	15,000,000	12,866,516	(2,133,484)
J.P. Morgan	2.7563%	CPI Urban Consumer NSA	3/25/2022	30,000,000	25,464,889	(4,535,111)
J.P. Morgan	2.815%	CPI Urban Consumer NSA	4/5/2032	5,000,000	3,118,136	(1,881,864)
J.P. Morgan	2.955%	CPI Urban Consumer NSA	7/15/2026	5,000,000	3,426,308	(1,573,692)
Merrill Lynch International Bank Ltd.	2.825%	CPI Urban Consumer NSA	7/22/2023	5,000,000	3,892,384	(1,107,616)
Wells Fargo	2.410%	CPI Urban Consumer NSA	6/20/2021	10,000,000	8,863,635	(1,136,365)
Wells Fargo	2.560%	CPI Urban Consumer NSA	5/2/2021	10,000,000	8,739,462	(1,260,538)
Wells Fargo	2.645%	CPI Urban Consumer NSA	12/27/2020	15,000,000	13,085,802	(1,914,198)
Wells Fargo	2.7325%	CPI Urban Consumer NSA	2/19/2021	20,000,000	17,424,350	(2,575,650)
Wells Fargo	2.745%	CPI Urban Consumer NSA	2/21/2022	25,000,000	21,261,605	(3,738,395)
Unrealized Depreciation on CPI OTC Swaps						$(198,076,889)

Open Futures Contracts at May 31, 2020:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	September 2020	631	Long	$139,291,086	$139,352,406	$61,320
U.S. Long Bond	September 2020	230	Long	40,819,151	41,026,250	207,099
U.S. Ultra Treasury Bond	September 2020	136	Long	29,398,626	29,652,250	253,624
Total Unrealized Appreciation on Open Futures Contracts						$522,043

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	September 2020	32	Short	$(4,013,473)	$(4,020,000)	$(6,527)

Open Forward Foreign Currency Exchange Contracts at May 31, 2020:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Canadian dollar	Sell	Bank of America	6/15/2020	1,468,000	$1,059,698	$1,066,208	$(6,510)

232	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND May 31, 2020

The following is a summary of the inputs used as of May 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$–	$59,692,292	$1,879,483	$61,571,775
Remaining Industries	–	58,238,896	–	58,238,896
Common Stock	–	–	825	825
Convertible Bonds	–	802,785	–	802,785
Corporate Bonds
Banks: Regional	–	41,039,912	792,072	41,831,984
Remaining Industries	–	258,073,684	–	258,073,684
Floating Rate Loans
Aerospace/Defense	–	–	768,932	768,932
Automotive	–	–	287,239	287,239
Electrical Equipment	–	–	1,212,483	1,212,483
Entertainment	–	671,627	215,274	886,901
Investment Management Companies	–	1,885,772	1,373,663	3,259,435
Media	–	2,095,016	2,308,174	4,403,190
Real Estate Investment Trusts	–	2,057,667	603,179	2,660,846
Remaining Industries	–	10,009,071	–	10,009,071
Foreign Government Obligations	–	2,744,501	–	2,744,501
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	2,693,921	–	2,693,921
Government Sponsored Enterprises Pass-Throughs	–	4,304,873	–	4,304,873
Municipal Bonds	–	1,974,891	–	1,974,891
Non-Agency Commercial Mortgage-Backed Securities	–	115,534,237	4,297,969	119,832,206
Preferred Stock	–	–	–	–
U.S. Treasury Obligations	–	31,645,852	–	31,645,852
Short-Term Investments
Commercial Paper	–	2,350,787	–	2,350,787
Repurchase Agreement	–	44,658,024	–	44,658,024
Total	$–	$640,473,808	$13,739,293	$654,213,101

See Notes to Financial Statements.	233

Schedule of Investments (unaudited)(concluded)

INFLATION FOCUSED FUND May 31, 2020

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Centrally Cleared CPI Swap Contracts
Assets	$–	$45,996,422	$–	$45,996,422
Liabilities	–	(90,060,060)	–	(90,060,060)
Centrally Cleared Credit Default Swap Contracts
Assets	–	141,773	–	141,773
Liabilities	–	–	–	–
Centrally Cleared Interest Rate Swap Contracts
Assets	–	1,398,763	–	1,398,763
Liabilities	–	–	–	–
OTC CPI Swap Contracts
Assets	–	18,250,018	–	18,250,018
Liabilities	–	(198,076,889)	–	(198,076,889)
Forward Foreign Currency Exchange Contracts
Assets	–	–	–	–
Liabilities	–	(6,510)	–	(6,510)
Futures Contracts
Assets	522,043	–	–	522,043
Liabilities	(6,527)	–	–	(6,527)
Total	$515,516	$(222,356,483)	$–	$(221,840,967)

(1)	Refer to Note 2(t) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Common Stock	Corporate Bond	Floating Rate Loans	Non–Agency Commercial Mortgage- Backed Securities	Preferred Stock
Balance as of December 1, 2019	$3,880,806	$–	$–	$8,308,145	$7,325,377	$–
Accrued Discounts (Premiums)	5,163	–	–	4,272	(165,063)	–
Realized Gain (Loss)	55,998	–	–	(8,817)	(197,673)	–
Change in Unrealized Appreciation (Depreciation)	(69,347)	(464)	–	(170,756)	(339,989)	–
Purchases	–	–	792,072	3,755,737	–	–
Sales	(547,149)	–	–	(3,630,409)	(6,637,477)	–
Security type transferred in	67,083	–	–	–	–
Security type transferred out	–	–	–	–	(67,083)
Transfers into Level 3	1,551,987	1,289	–	2,425,162	4,379,877	–
Transfers out of Level 3	(3,065,058)	–	–	(3,914,390)	–	–
Balance as of May 31, 2020	$1,879,483	$825	$792,072	$6,768,944	$4,297,969	$–
Change in unrealized appreciation/depreciation for the period ended May 31, 2020, related to Level 3 investments held at May 31, 2020	$(72,671)	$(464)	$–	$(168,777)	$(266,193)	$–

234	See Notes to Financial Statements.

Schedule of Investments (unaudited)

SHORT DURATION CORE BOND FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 96.27%

ASSET-BACKED SECURITIES 24.75%

Automobiles 14.65%
American Credit Acceptance Receivables Trust 2019-2 B†	3.05%		5/12/2023	$35	$35,140
AmeriCredit Automobile Receivables Trust 2016-1 D	3.59%		2/8/2022	279	280,093
AmeriCredit Automobile Receivables Trust 2017-2 C	2.97%		3/20/2023	139	140,968
AmeriCredit Automobile Receivables Trust 2017-3 B	2.24%		6/19/2023	255	256,234
Arivo Acceptance Auto Loan Receivables Trust 2019-1 A†	2.99%		7/15/2024	69	68,548
Avid Automobile Receivables Trust 2019-1 A†	2.62%		2/15/2024	73	71,985
Avid Automobile Receivables Trust 2019-1 B†	2.82%		7/15/2026	500	497,060
Bank of The West Auto Trust 2017-1 A3†	2.11%		1/15/2023	51	51,707
BMW Vehicle Owner Trust 2019-A A2	2.05%		5/25/2022	158	158,769
California Republic Auto Receivables Trust 2017-1 B	2.91%		12/15/2022	39	39,542
Capital Auto Receivables Asset Trust 2018-2 A3†	3.27%		6/20/2023	179	179,805
Capital One Prime Auto Receivables Trust 2019-1 A2	2.58%		4/15/2022	73	73,772
CarMax Auto Owner Trust 2016-4 A3	1.40%		8/15/2021	1	1,066
CarMax Auto Owner Trust 2018-3 A2A	2.88%		10/15/2021	9	9,071
CarMax Auto Owner Trust 2019-3 A2A	2.21%		12/15/2022	47	47,586
CarMax Auto Owner Trust 2019-4 B	2.32%		7/15/2025	104	104,975
Carvana Auto Receivables Trust 2019-3A A2†	2.42%		4/15/2022	65	64,792
Chesapeake Funding II LLC 2017-2A A1†	1.99%		5/15/2029	107	107,148
Chesapeake Funding II LLC 2017-3A A1†	1.91%		8/15/2029	25	24,891
Chesapeake Funding II LLC 2018-2A A2†	0.554% (1 Mo. LIBOR + .37%	)#	8/15/2030	59	58,252
CPS Auto Receivables Trust 2017-C D†	3.79%		6/15/2023	200	201,142
CPS Auto Receivables Trust 2018-A C†	3.05%		12/15/2023	150	150,349
CPS Auto Receivables Trust 2019-A C†	3.89%		12/16/2024	100	99,728
CPS Auto Receivables Trust 2019-D B†	2.35%		11/15/2023	267	267,485
CPS Auto Receivables Trust 2019-D C†	2.54%		8/15/2024	267	263,996
CPS Auto Trust 2017-A D†	4.61%		12/15/2022	250	253,176
Drive Auto Receivables Trust 2016-BA D†	4.53%		8/15/2023	15	15,433
Drive Auto Receivables Trust 2017-1 D	3.84%		3/15/2023	77	78,084
Drive Auto Receivables Trust 2018-2 D	4.14%		8/15/2024	274	279,832
Drive Auto Receivables Trust 2018-3 C	3.72%		9/16/2024	13	13,520

See Notes to Financial Statements.	235

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Automobiles (continued)
Drive Auto Receivables Trust 2018-4 D	4.09%	1/15/2026	$228		$232,847
Drive Auto Receivables Trust 2019-1 D	4.09%	6/15/2026	158		159,287
Drive Auto Receivables Trust 2019-3 A2A	2.63%	9/15/2022	8		8,339
Drive Auto Receivables Trust 2019-4 C	2.51%	11/17/2025	75		74,773
Drive Auto Receivables Trust 2019-4 D	2.70%	2/16/2027	109		106,022
Exeter Automobile Receivables Trust 2017-3A B†	2.81%	9/15/2022	17		16,840
Exeter Automobile Receivables Trust 2019-4A B†	2.30%	12/15/2023	265		265,423
Fifth Third Auto Trust 2019-1 A2A	2.66%	5/16/2022	128		128,522
Fifth Third Auto Trust 2019-1 A4	2.69%	11/16/2026	11		11,370
First Investors Auto Owner Trust 2017-3A A2†	2.41%	12/15/2022	3		3,408
First Investors Auto Owner Trust 2018-2A A1†	3.23%	12/15/2022	34		34,251
First Investors Auto Owner Trust 2019-1A A†	2.89%	3/15/2024	106		106,676
First Investors Auto Owner Trust 2019-2A A†	2.21%	9/16/2024	80		80,658
First Investors Auto Owner Trust 2019-2A C†	2.71%	12/15/2025	104		100,912
Flagship Credit Auto Trust 2016-2 B†	3.84%	9/15/2022	10		10,464
Flagship Credit Auto Trust 2017-3 B†	2.59%	7/15/2022	6		6,474
Flagship Credit Auto Trust 2017-4 A†	2.07%	4/15/2022	–	(a)	293
Flagship Credit Auto Trust 2018-3 B†	3.59%	12/16/2024	35		35,742
Flagship Credit Auto Trust 2019-1 B†	3.39%	1/16/2024	70		70,867
Ford Credit Auto Owner Trust 2019-C A2A	1.88%	7/15/2022	268		269,727
Foursight Capital Automobile Receivables Trust 2018-1 A3†	3.24%	9/15/2022	41		41,342
Foursight Capital Automobile Receivables Trust 2018-1 B†	3.53%	4/17/2023	100		101,671
Foursight Capital Automobile Receivables Trust 2018-1 C†	3.68%	8/15/2023	100		102,741
Foursight Capital Automobile Receivables Trust 2018-1 E†	5.56%	1/16/2024	100		101,720
GM Financial Automobile Leasing Trust 2019-2 A2A	2.67%	6/21/2021	17		17,191
GM Financial Automobile Leasing Trust 2019-2 A3	2.67%	3/21/2022	18		18,221
GM Financial Consumer Automobile Receivables Trust 2019-1 A2	2.99%	3/16/2022	6		5,921
GM Financial Consumer Automobile Receivables Trust 2019-1 B	3.37%	8/16/2024	43		45,121
Hyundai Auto Lease Securitization Trust 2018-A A3†	2.81%	4/15/2021	60		59,786
Hyundai Auto Receivables Trust 2019-B A2	1.93%	7/15/2022	52		52,406
Mercedes-Benz Auto Lease Trust 2018-B A3	3.21%	9/15/2021	19		18,966
Mercedes-Benz Auto Lease Trust 2019-A A3	3.10%	11/15/2021	45		45,481
Prestige Auto Receivables Trust 2017-1A D†	3.61%	10/16/2023	290		292,937

236	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Santander Drive Auto Receivables Trust 2016-1 D	4.02%		4/15/2022	$41	$40,874
Santander Drive Auto Receivables Trust 2017-1 D	3.17%		4/17/2023	250	252,508
Santander Drive Auto Receivables Trust 2017-2 C	2.79%		8/15/2022	2	1,530
Santander Drive Auto Receivables Trust 2017-2 D	3.49%		7/17/2023	150	152,783
Santander Drive Auto Receivables Trust 2018-1 D	3.32%		3/15/2024	310	316,526
Santander Drive Auto Receivables Trust 2018-4 C	3.56%		7/15/2024	285	288,970
TCF Auto Receivables Owner Trust 2016-1A D†	3.50%		7/17/2023	52	52,069
TCF Auto Receivables Owner Trust 2016-PT1A B†	2.92%		10/17/2022	23	23,132
TCF Auto Receivables Owner Trust 2016-PT1A D†	4.20%		4/15/2024	52	52,361
Westlake Automobile Receivables Trust 2018-3A A2A†	2.98%		1/18/2022	9	9,459
Westlake Automobile Receivables Trust 2018-3A B†	3.32%		10/16/2023	275	276,760
Westlake Automobile Receivables Trust 2019-1A B†	3.26%		10/17/2022	125	126,295
Westlake Automobile Receivables Trust 2019-1A C†	3.45%		3/15/2024	200	203,859
Westlake Automobile Receivables Trust 2019-2A A2A†	2.57%		2/15/2023	31	30,696
Westlake Automobile Receivables Trust 2019-3A A2†	2.15%		2/15/2023	209	210,254
Westlake Automobile Receivables Trust 2019-3A B†	2.41%		10/15/2024	254	256,414
Westlake Automobile Receivables Trust 2019-3A C†	2.49%		10/15/2024	104	104,121
Total					8,919,159

Credit Cards 1.56%
American Express Credit Account Master Trust 2019-1 B	3.07%		10/15/2024	142	147,658
Capital One Multi-Asset Execution Trust 2017-A4	1.99%		7/17/2023	311	312,434
Chase Issuance Trust 2014-A2	2.77%		3/15/2023	10	10,185
Master Credit Card Trust 2019-1A B†	3.57%		7/21/2022	100	99,659
Perimeter Master Note Business Trust 2019-1A A†	4.31%		12/15/2022	100	100,583
Trillium Credit Card Trust II 2018-2A A†	0.518% (1 Mo. LIBOR + .35%	)#	9/26/2023	100	99,770
World Financial Network Credit Card Master Trust 2016-A	2.03%		4/15/2025	48	48,228
World Financial Network Credit Card Master Trust 2017-C M	2.66%		8/15/2024	48	47,931
World Financial Network Credit Card Master Trust 2019-C A	2.21%		7/15/2026	83	83,397
Total					949,845

Other 8.54%
Ally Master Owner Trust 2018-3 A	0.504% (1 Mo. LIBOR + .32%	)#	7/15/2022	41	40,945

See Notes to Financial Statements.	237

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)			Fair Value
Other (continued)
Ammc Clo 19 Ltd. 2016-19A AR†	2.359% (3 Mo. LIBOR + 1.14%)#		10/16/2028		$250		$246,251
Amur Equipment Finance Receivables VII LLC 2019-1A C†	3.09%		3/20/2025		100		101,762	(b)
Apex Credit CLO Ltd. 2016-1A AS1R†	2.291% (3 Mo. LIBOR + 1.30%	)#	10/27/2028		99		98,260

Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%		6/10/2021		–	(a)	499
Avery Point VI CLO Ltd. 2015-6A AR†	1.591% (3 Mo. LIBOR + 1.05%	)#	8/5/2027		250		246,037
Benefit Street Partners CLO IV Ltd. 2014-IVA A1RR†	2.385% (3 Mo. LIBOR + 1.25%	)#	1/20/2029		250		247,314
Conn’s Receivables Funding LLC 2018-A†	3.25%		1/15/2023		9		8,626
Diamond Resorts Owner Trust 2016-1 A†	3.08%		11/20/2028		15		15,234
Diamond Resorts Owner Trust 2018-1 B†	4.19%		1/21/2031		44		42,593
Dryden XXVI Senior Loan Fund 2013-26A AR†	2.119% (3 Mo. LIBOR + .90%	)#	4/15/2029		270		264,889
Elm CLO Ltd. 2014-1A ARR†	2.305% (3 Mo. LIBOR + 1.17%	)#	1/17/2029		250		245,608
Fairstone Financial Issuance Trust I 2019-1A B†(c)	5.084%		3/21/2033	CAD	150		108,463	(b)
LCM XXII Ltd. 22A A1R†	2.295% (3 Mo. LIBOR + 1.16%	)#	10/20/2028		$250		245,984
LoanCore Issuer Ltd. 2019-CRE2 A†	1.314% (1 Mo. LIBOR + 1.13%	)#	5/15/2036		250		241,309
Massachusetts Educational Financing Authority 2008-1 A1	1.941% (3 Mo. LIBOR + .95%	)#	4/25/2038		99		96,476
ME Funding LLC 2019-1 A2†	6.448%		7/30/2049		164		126,516
Mercedes-Benz Master Owner Trust 2018-BA A†	0.524% (1 Mo. LIBOR + .34%	)#	5/15/2023		100		98,020
Mountain Hawk III CLO Ltd. 2014-3A AR†	2.335% (3 Mo. LIBOR + 1.20%	)#	4/18/2025		54		53,909
Mountain View CLO LLC 2017-1A AR†	2.266% (3 Mo. LIBOR + 1.09%	)#	10/16/2029		250		244,739
Newark BSL CLO 1 Ltd. 2016-1A A1R†	2.091% (3 Mo. LIBOR + 1.10%	)#	12/21/2029		500		486,880
NextGear Floorplan Master Owner Trust 2019-1A A2†	3.21%		2/15/2024		332		330,515
Octagon Investment Partners 25 Ltd. 2015-1A AR†	1.935% (3 Mo. LIBOR + .80%	)#	10/20/2026		250		247,356
OneMain Financial Issuance Trust 2019-1A B†	3.79%		2/14/2031		100		99,547
Orange Lake Timeshare Trust 2015-AA A†	2.88%		9/8/2027		10		9,781
Palmer Square Loan Funding Ltd. 2018-5A A1†	1.985% (3 Mo. LIBOR + .85%	)#	1/20/2027		222		220,418

238	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
PFS Financing Corp. 2018-B A†	2.89%		2/15/2023	$100	$100,198
SCF Equipment Leasing LLC 2017-2A A†	3.41%		12/20/2023	38	37,579
SCF Equipment Leasing LLC 2018-1A A2†	3.63%		10/20/2024	39	38,681
SCF Equipment Leasing LLC 2019-1A C†	3.92%		11/20/2026	100	90,332
SCF Equipment Leasing LLC 2019-2A A1†	2.22%		6/20/2024	73	72,788
SCF Equipment Leasing LLC 2019-2A B†	2.76%		8/20/2026	100	95,474
SCF Equipment Leasing LLC 2019-2A C†	3.11%		6/21/2027	100	87,471
Sierra Timeshare Receivables Funding LLC 2016-1A A†	3.08%		3/21/2033	35	34,462
SoFi Professional Loan Program LLC 2017-E A2A†	1.86%		11/26/2040	30	29,921
Sound Point CLO III-R Ltd. 2013-2RA B†	2.669% (3 Mo. LIBOR + 1.45%	)#	4/15/2029	250	233,291
TAL Advantage VI LLC 2017-1A A†	4.50%		4/20/2042	69	68,868
Textainer Marine Containers VII Ltd. 2018-1A A†	4.11%		7/20/2043	87	87,261
Towd Point Asset Trust 2018-SL1 A†	0.768% (1 Mo. LIBOR + .60%	)#	1/25/2046	56	53,991
Total					5,198,248
Total Asset-Backed Securities (cost $15,099,232)					15,067,252

CORPORATE BONDS 39.35%

Aerospace/Defense 0.49%
Boeing Co. (The)	2.80%		3/1/2023	200	197,630
Boeing Co. (The)	4.508%		5/1/2023	100	103,371
Total					301,001

Automotive 3.12%
BMW US Capital LLC†	3.80%		4/6/2023	125	131,215
BMW US Capital LLC†	3.90%		4/9/2025	130	140,590
Ford Motor Credit Co. LLC	2.134% (3 Mo. LIBOR + .93%	)#	9/24/2020	75	74,254
General Motors Financial Co., Inc.	3.15%		6/30/2022	88	87,827
General Motors Financial Co., Inc.	3.45%		1/14/2022	4	4,003
General Motors Financial Co., Inc.	3.55%		7/8/2022	293	290,443
General Motors Financial Co., Inc.	5.10%		1/17/2024	153	159,729
Hyundai Capital America	1.604% (3 Mo. LIBOR + .82%	)#	3/12/2021	90	88,505
Hyundai Capital America†	3.45%		3/12/2021	25	25,158
Nissan Motor Acceptance Corp.†	2.55%		3/8/2021	75	72,929
Toyota Motor Credit Corp.	1.35%		8/25/2023	84	84,777
Toyota Motor Credit Corp.	2.90%		3/30/2023	262	275,768
Volkswagen Group of America Finance LLC†	2.90%		5/13/2022	200	203,608

See Notes to Financial Statements.	239

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automotive (continued)
Volkswagen Group of America Finance LLC†	3.125%		5/12/2023	$253	$259,986
Total					1,898,792

Banks: Regional 11.11%
ABN AMRO Bank NV (Netherlands)(d)	6.25%		4/27/2022	200	215,560
Associated Bank NA	3.50%		8/13/2021	7	7,146
Bank of America Corp.	3.004% (3 Mo. LIBOR + .79%	)#	12/20/2023	500	522,906
Bank of America Corp.	3.95%		4/21/2025	62	67,817
Bank of America Corp.	4.00%		1/22/2025	250	273,205
Barclays Bank plc (United Kingdom)†(d)	10.179%		6/12/2021	80	86,576
Citibank NA	0.977% (3 Mo. LIBOR + .60%	)#	5/20/2022	250	248,849
Citigroup, Inc.	1.678% (SOFR + 1.67%	)#	5/15/2024	55	55,525
Citigroup, Inc.	4.40%		6/10/2025	325	359,906
Credit Suisse AG	2.80%		4/8/2022	329	340,987
Danske Bank A/S (Denmark)†(d)	2.75%		9/17/2020	200	201,160
Danske Bank A/S (Denmark)†(d)	5.00%		1/12/2022	700	733,751
Goldman Sachs Group, Inc. (The)	1.11% (3 Mo. LIBOR + .75%	)#	2/23/2023	13	12,776
Goldman Sachs Group, Inc. (The)	1.54% (3 Mo. LIBOR + .78%	)#	10/31/2022	213	210,529
Goldman Sachs Group, Inc. (The)	2.101% (3 Mo. LIBOR + 1.11%	)#	4/26/2022	675	675,773
Goldman Sachs Group, Inc. (The)	2.908% (3 Mo. LIBOR + 1.05%	)#	6/5/2023	225	231,356
Goldman Sachs Group, Inc. (The)	5.75%		1/24/2022	25	26,929
HSBC USA, Inc.	9.30%		6/1/2021	27	29,161
JPMorgan Chase & Co.	1.499% (3 Mo. LIBOR + .61%	)#	6/18/2022	350	349,387
JPMorgan Chase & Co.	3.875%		9/10/2024	200	220,041
Lloyds Bank plc (United Kingdom)†(d)	6.50%		9/14/2020	300	303,853
Macquarie Bank Ltd. (Australia)†(d)	6.625%		4/7/2021	40	41,793
Morgan Stanley	0.751% (SOFR + .70%	)#	1/20/2023	175	171,662
Morgan Stanley	2.028% (3 Mo. LIBOR + .93%	)#	7/22/2022	150	149,745
Morgan Stanley	2.72% (SOFR + 1.15%	)#	7/22/2025	211	221,499
National Securities Clearing Corp.†	1.20%		4/23/2023	250	251,558
Swedbank AB (Sweden)†(d)(e)	1.30%		6/2/2023	200	200,851
UBS AG	7.625%		8/17/2022	500	552,745
Total					6,763,046

240	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Building Materials 0.39%
Carrier Global Corp.†	2.242%		2/15/2025	$75	$75,279
Vulcan Materials Co.	1.00% (3 Mo. LIBOR + .65%	)#	3/1/2021	126	124,746
Vulcan Materials Co.	1.341% (3 Mo. LIBOR + .60%	)#	6/15/2020	39	38,979
Total					239,004

Business Services 0.07%
Equifax, Inc.	1.262% (3 Mo. LIBOR + .87%	)#	8/15/2021	10	9,880
PayPal Holdings, Inc.	2.40%		10/1/2024	31	32,786
Total					42,666

Chemicals 0.01%
Celanese US Holdings LLC	5.875%		6/15/2021	4	4,156

Computer Hardware 0.94%
Dell International LLC/EMC Corp.†	5.45%		6/15/2023	227	243,925
Hewlett Packard Enterprise Co.	1.464% (3 Mo. LIBOR + .68%	)#	3/12/2021	183	181,909
Hewlett Packard Enterprise Co.	2.093% (3 Mo. LIBOR + .72%	)#	10/5/2021	150	148,184
Total					574,018

Drugs 3.90%
AbbVie, Inc.†	1.024% (3 Mo. LIBOR + .65%	)#	11/21/2022	256	254,066
AbbVie, Inc.†	2.60%		11/21/2024	125	131,456
AstraZeneca plc (United Kingdom)(d)	3.375%		11/16/2025	100	111,854
Bayer US Finance II LLC†	3.875%		12/15/2023	500	539,794
Becton Dickinson & Co.	2.25% (3 Mo. LIBOR + .88%	)#	12/29/2020	511	510,914
Cardinal Health, Inc.	1.511% (3 Mo. LIBOR + .77%	)#	6/15/2022	154	151,087
Cardinal Health, Inc.	3.50%		11/15/2024	33	35,413
Cigna Corp.	1.493% (3 Mo. LIBOR + .65%	)#	9/17/2021	597	593,958
Express Scripts Holding Co.	1.113% (3 Mo. LIBOR + .75%	)#	11/30/2020	43	42,844
Total					2,371,386

Electric: Power 1.89%
Ausgrid Finance Pty Ltd. (Australia)†(d)	3.85%		5/1/2023	56	58,810
Avangrid, Inc.	3.20%		4/15/2025	34	36,438
Berkshire Hathaway Energy Co.†	4.05%		4/15/2025	75	84,751
Dominion Energy, Inc.†	0.75% (3 Mo. LIBOR + .40%	)#	12/1/2020	51	50,867
Dominion Energy, Inc.	3.071%		8/15/2024	100	106,321
Dominion Energy, Inc.	4.104%		4/1/2021	5	5,080
Duquesne Light Holdings, Inc.†	6.40%		9/15/2020	315	320,103

See Notes to Financial Statements.	241

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Electric: Power (continued)
Entergy Corp.	5.125%		9/15/2020	$75	$75,146
Evergy, Inc.	2.45%		9/15/2024	13	13,615
PPL WEM Ltd./Western Power Distribution Ltd.
(United Kingdom)†(d)	5.375%		5/1/2021	55	56,304
Puget Energy, Inc.	5.625%		7/15/2022	70	74,570
Puget Energy, Inc.	6.50%		12/15/2020	137	141,088
San Diego Gas & Electric Co.	1.914%		2/1/2022	10	10,022
Sempra Energy	1.719% (3 Mo. LIBOR + .50%	)#	1/15/2021	20	19,910
TransAlta Corp. (Canada)(d)	4.50%		11/15/2022	2	2,001
Vistra Operations Co. LLC†	3.55%		7/15/2024	90	92,133
Total					1,147,159

Electrical Equipment 0.75%
Analog Devices, Inc. 2019 Term Loan	2.95%		4/1/2025	13	13,878
Broadcom, Inc.†	3.625%		10/15/2024	224	237,926
Micron Technology, Inc.	2.497%		4/24/2023	148	151,748
NXP BV/NXP Funding LLC (Netherlands)†(d)	2.70%		5/1/2025	50	51,647
Total					455,199

Electronics 0.23%
Trimble, Inc.	4.15%		6/15/2023	5	5,239
Tyco Electronics Group SA (Luxembourg)(d)	1.764% (3 Mo. LIBOR + .45%	)#	6/5/2020	136	135,992
Total					141,231

Financial Services 2.47%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)(d)	4.875%		1/16/2024	150	134,268
Aircastle Ltd.	4.40%		9/25/2023	232	195,792
Aircastle Ltd.	5.00%		4/1/2023	40	35,158
Aircastle Ltd.	5.50%		2/15/2022	5	4,702
Ally Financial, Inc.	4.25%		4/15/2021	12	12,147
Ally Financial, Inc.	5.125%		9/30/2024	200	208,647
Ameriprise Financial, Inc.	3.00%		4/2/2025	64	68,846
Avolon Holdings Funding Ltd. (Ireland)†(d)	5.125%		10/1/2023	260	220,056
GE Capital Funding LLC†	3.45%		5/15/2025	191	194,233
International Lease Finance Corp.	8.25%		12/15/2020	24	24,414
International Lease Finance Corp.	8.625%		1/15/2022	16	16,406
Jefferies Financial Group, Inc.	5.50%		10/18/2023	214	230,527
Jefferies Group LLC	5.125%		1/20/2023	40	43,062

242	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Financial Services (continued)
Jefferies Group LLC	6.875%		4/15/2021	$30	$31,264
Park Aerospace Holdings Ltd. (Ireland)†(d)	4.50%		3/15/2023	96	81,430
Total					1,500,952

Food 0.15%
Smithfield Foods, Inc.†	2.65%		10/3/2021	76	75,034
Sysco Corp.	5.65%		4/1/2025	16	18,243
Total					93,277

Health Care Products 1.27%
Baxter International, Inc.†	3.75%		10/1/2025	60	67,764
Boston Scientific Corp.	1.90%		6/1/2025	25	25,392
Boston Scientific Corp.	3.45%		3/1/2024	145	155,656
Boston Scientific Corp.	3.85%		5/15/2025	106	117,403
Zimmer Biomet Holdings, Inc.	1.802% (3 Mo. LIBOR + .75%	)#	3/19/2021	408	404,659
Total					770,874

Health Care Services 0.41%
Anthem, Inc.	2.375%		1/15/2025	12	12,626
CommonSpirit Health	2.76%		10/1/2024	11	11,141
Fresenius Medical Care US Finance II, Inc.†	4.75%		10/15/2024	5	5,420
HCA, Inc.	5.00%		3/15/2024	192	211,641
HCA, Inc.	5.25%		4/15/2025	9	10,216
Total					251,044

Household Equipment/Products 0.09%
Newell Brands, Inc.	4.35%		4/1/2023	55	56,787

Insurance 0.33%
Jackson National Life Global Funding†	1.248% (3 Mo. LIBOR + .48%	)#	6/11/2021	120	119,509
Lincoln National Corp.	4.20%		3/15/2022	75	79,363
Total					198,872

Leasing 0.52%
Aviation Capital Group LLC†	3.875%		5/1/2023	100	80,060
Penske Truck Leasing Co., LP/PTL Finance Corp.†	3.90%		2/1/2024	226	238,375
Total					318,435

Lodging 0.24%
Las Vegas Sands Corp.	3.20%		8/8/2024	150	144,906

See Notes to Financial Statements.	243

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2020

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Machinery: Agricultural 0.46%
BAT Capital Corp.	2.789%		9/6/2024		$22	$22,929
BAT Capital Corp.	3.222%		8/15/2024		188	197,934
Cargill, Inc.†	1.375%		7/23/2023		23	23,401
Reynolds American, Inc.	4.85%		9/15/2023		34	37,566
Total						281,830

Machinery: Industrial/Specialty 1.23%
CNH Industrial Capital LLC	4.375%		11/6/2020		150	150,530
CNH Industrial Capital LLC	4.875%		4/1/2021		12	12,174
CNH Industrial NV (United Kingdom)(d)	4.50%		8/15/2023		150	157,310
Otis Worldwide Corp.†	2.088% (3 Mo. LIBOR + .45%	)#	4/5/2023		425	419,501
Westinghouse Air Brake Technologies Corp.	4.40%		3/15/2024		10	10,250
Total						749,765

Manufacturing 0.07%
Pentair Finance Sarl (Luxembourg)(d)	3.15%		9/15/2022		45	44,563

Media 0.50%
Cox Communications, Inc.†	2.95%		6/30/2023		195	204,443
NBCUniversal Enterprise, Inc.†	5.25%		–	(f)	100	101,014
Total						305,457

Metals & Minerals: Miscellaneous 0.66%
Anglo American Capital plc (United Kingdom)†(d)	3.75%		4/10/2022		200	204,207
Glencore Funding LLC†	4.125%		5/30/2023		46	48,581
Glencore Funding LLC†	4.625%		4/29/2024		135	145,771
Total						398,559

Oil 1.79%
Chevron Corp.	1.141%		5/11/2023		38	38,725
Concho Resources, Inc.	4.375%		1/15/2025		17	17,472
ConocoPhillips Co.	1.292% (3 Mo. LIBOR + .90%	)#	5/15/2022		60	59,584
Continental Resources, Inc.	4.50%		4/15/2023		15	13,955
Continental Resources, Inc.	5.00%		9/15/2022		288	275,242
Diamondback Energy, Inc.	4.75%		5/31/2025		29	30,390
Exxon Mobil Corp.	1.571%		4/15/2023		87	89,399
Gazprom PJSC Via Gaz Capital SA (Luxembourg)†(d)	4.95%		7/19/2022		200	211,601
Phillips 66	0.96% (3 Mo. LIBOR + .60%	)#	2/26/2021		100	99,661
Saudi Arabian Oil Co. (Saudi Arabia)†(d)	2.75%		4/16/2022		200	204,170
Suncor Energy Ventures Corp. (Canada)†(d)	9.40%		9/1/2021		25	26,460
Woodside Finance Ltd. (Australia)†(d)	4.60%		5/10/2021		20	20,386
Total						1,087,045

244	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers 3.17%
Cheniere Corpus Christi Holdings LLC	5.875%		3/31/2025	$39	$43,019
Cheniere Corpus Christi Holdings LLC	7.00%		6/30/2024	275	306,294
Colonial Pipeline Co.†	3.50%		10/15/2020	15	15,020
Energy Transfer Operating LP	5.875%		1/15/2024	350	382,710
Energy Transfer Operating LP	7.60%		2/1/2024	25	28,212
Energy Transfer Partners LP/Regency Energy Finance Corp.	5.00%		10/1/2022	45	46,882
Midwest Connector Capital Co. LLC†	3.625%		4/1/2022	11	11,047
MPLX LP	2.099% (3 Mo. LIBOR + 1.10%	)#	9/9/2022	93	87,848
MPLX LP	3.50%		12/1/2022	50	50,441
MPLX LP	5.25%		1/15/2025	75	77,772
MPLX LP	6.25%		10/15/2022	52	52,035
NGPL PipeCo LLC†	4.375%		8/15/2022	225	229,358
Sabine Pass Liquefaction LLC	5.625%		4/15/2023	475	514,143
Spectra Energy Partners LP	4.60%		6/15/2021	20	20,678
Sunoco Logistics Partners Operations LP	4.40%		4/1/2021	5	5,069
Texas Eastern Transmission LP†	2.80%		10/15/2022	50	50,623
Texas Eastern Transmission LP†	4.125%		12/1/2020	10	10,014
Williams Cos, Inc. (The)	7.875%		9/1/2021	1	1,078
Total					1,932,243

Oil: Integrated Domestic 0.31%
Halliburton Co.	3.80%		11/15/2025	8	8,474
National Oilwell Varco, Inc.	2.60%		12/1/2022	16	15,743
Schlumberger Holdings Corp.†	3.75%		5/1/2024	155	162,903
Total					187,120

Paper & Forest Products 0.06%
Georgia-Pacific LLC†	1.75%		9/30/2025	36	36,797

Real Estate 1.57%
Brixmor Operating Partnership LP	1.737% (3 Mo. LIBOR + 1.05%	)#	2/1/2022	25	24,298
Equinix, Inc.	5.875%		1/15/2026	562	589,993
Healthcare Realty Trust, Inc.	3.75%		4/15/2023	65	65,315
Healthcare Trust of America Holdings LP	3.70%		4/15/2023	50	51,219
SL Green Operating Partnership LP	3.25%		10/15/2022	19	18,689
Vereit Operating Partnership LP	4.60%		2/6/2024	206	206,415
Total					955,929

See Notes to Financial Statements.	245

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Retail 0.03%
McDonald’s Corp.	3.30%		7/1/2025	$16	$17,695

Technology 1.02%
Baidu, Inc. (China)(d)	3.075%		4/7/2025	200	208,653
E*TRADE Financial Corp.	2.95%		8/24/2022	5	5,149
JD.com, Inc. (China)(d)	3.125%		4/29/2021	200	201,914
Tencent Holdings Ltd. (China)†(d)	2.985%		1/19/2023	200	207,036
Total					622,752

Transportation: Miscellaneous 0.10%
Canadian Pacific Railway Co. (Canada)(d)	9.45%		8/1/2021	35	37,930
Huntington Ingalls Industries, Inc.†	3.844%		5/1/2025	23	24,762
Total					62,692
Total Corporate Bonds (cost $23,771,683)					23,955,252

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.04%
Government National Mortgage Assoc. 2014-112 A	3.00%	#(g)	1/16/2048	15	15,902
Government National Mortgage Assoc. 2017-100 AS	2.75%		2/16/2058	6	5,786
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $20,808)					21,688

MUNICIPAL BOND 0.02%

Miscellaneous
State of Illinois (cost $9,758)	4.95%		6/1/2023	10	9,568

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 17.67%
AOA Mortgage Trust 2015-1177 A†	2.957%		12/13/2029	100	100,590
Atrium Hotel Portfolio Trust 2017-ATRM A†	1.114% (1 Mo. LIBOR + .93%	)#	12/15/2036	350	329,572
BAMLL Commercial Mortgage Securities Trust 2013-WBRK A†	3.534%	#(g)	3/10/2037	230	226,629
Bancorp Commercial Mortgage Trust (The) 2018-CR3 A†	1.034% (1 Mo. LIBOR + .85%	)#	1/15/2033	67	63,582
Bancorp Commercial Mortgage Trust 2019-CRE6 A†	1.234% (1 Mo. LIBOR + 1.05%	)#	9/15/2036	373	359,735
BB-UBS Trust 2012-SHOW A†	3.43%		11/5/2036	300	285,365
BBCMS Trust 2015-STP A†	3.323%		9/10/2028	549	548,729
BDS 2018-FL2 A†	1.134% (1 Mo. LIBOR + .95%	)#	8/15/2035	234	227,923
BX Commercial Mortgage Trust 2018-BIOA A†	0.855% (1 Mo. LIBOR + .67%	)#	3/15/2037	45	43,382

246	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust 2019-XL A†	1.104% (1 Mo. LIBOR + .92%	)#	10/15/2036	$191	$187,885
BX Commercial Mortgage Trust 2019-XL B†	1.264% (1 Mo. LIBOR + 1.08%	)#	10/15/2036	96	92,657
BX Commercial Mortgage Trust 2019-XL C†	1.434% (1 Mo. LIBOR + 1.25%	)#	10/15/2036	96	92,210
BX Commercial Mortgage Trust 2019-XL D†	1.634% (1 Mo. LIBOR + 1.45%	)#	10/15/2036	96	91,890
BX Commercial Mortgage Trust 2019-XL E†	1.984% (1 Mo. LIBOR + 1.80%	)#	10/15/2036	96	90,893
BX Trust 2017-SLCT D†	2.234% (1 Mo. LIBOR + 2.05%	)#	7/15/2034	9	8,252
BX Trust 2018-GW A†	0.984% (1 Mo. LIBOR + .80%	)#	5/15/2035	24	22,391
Cantor Commercial Real Estate Lending 2019 CF1 65B†	4.14%	#(g)	5/15/2052	11	9,212
Cantor Commercial Real Estate Lending 2019-CF1 65A†	4.411%	#(g)	5/15/2052	50	44,392	(b)
CFCRE Commercial Mortgage Trust 2018-TAN A†	4.236%		2/15/2033	78	75,320
CHT Mortgage Trust 2017-CSMO C†	1.684% (1 Mo. LIBOR + 1.50%	)#	11/15/2036	300	274,338
Citigroup Commercial Mortgage Trust 2012-GC8 A4	3.024%		9/10/2045	137	138,625
Citigroup Commercial Mortgage Trust 2013-375P C†	3.518%	#(g)	5/10/2035	275	279,194
Citigroup Commercial Mortgage Trust 2015-GC27 AAB	2.944%		2/10/2048	9	9,587
Citigroup Commercial Mortgage Trust 2018-B2 A2	3.788%		3/10/2051	6	6,292
Commercial Mortgage Pass-Through Certificates 2014-277P A†	3.611%	#(g)	8/10/2049	100	106,030
Commercial Mortgage Pass-Through Certificates 2014-UBS3 A4	3.819%		6/10/2047	107	113,616
Commercial Mortgage Pass-Through Certificates 2014-UBS6 A5	3.644%		12/10/2047	17	18,543
Commercial Mortgage Pass-Through Certificates 2015-DC1 A4	3.078%		2/10/2048	280	293,646
Commercial Mortgage Pass-Through Certificates 2015-LC21 A4	3.708%		7/10/2048	219	239,246
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.431%	#(g)	7/10/2050	10	10,119
Commercial Mortgage Pass-Through Certificates 2016-GCT B†	3.086%		8/10/2029	214	212,177

See Notes to Financial Statements.	247

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates 2017-LSTK A†	2.761%		4/5/2033	$241	$241,597
DBWF Mortgage Trust 2018-GLKS A†	1.202% (1 Mo. LIBOR + 1.03%	)#	12/19/2030	235	220,700
GS Mortgage Securities Corp. II 2012-TMSQ A†	3.007%		12/10/2030	100	99,233
GS Mortgage Securities Corp. Trust 2012-ALOH A†	3.551%		4/10/2034	160	161,843
GS Mortgage Securities Corp. Trust 2019-70P XCP IO†	0.506%	#(g)	10/15/2036	21,863	91,825
GS Mortgage Securities Corp. Trust 2019-BOCA B†	1.684% (1 Mo. LIBOR + 1.50%	)#	6/15/2038	100	90,535
GS Mortgage Securities Corp. Trust 2019-SMP A†	1.334% (1 Mo. LIBOR + 1.15%	)#	8/15/2032	385	360,749
GS Mortgage Securities Corp. Trust 2019-SMP B†	1.684% (1 Mo. LIBOR + 1.50%	)#	8/15/2032	185	168,467
GS Mortgage Securities Corp. Trust 2019-SMP XCP IO†	0.587%	#(g)	8/15/2032	10,131	32,564
GS Mortgage Securities Trust 2013-GC14 A5	4.243%		8/10/2046	339	365,083
Hilton Orlando Trust 2018-ORL A†	0.954% (1 Mo. LIBOR + .77%	)#	12/15/2034	28	26,132
HMH Trust 2017-NSS C†	3.787%		7/5/2031	28	27,170	(b)
Hudsons Bay Simon JV Trust 2015-HB7 A7†	3.914%		8/5/2034	100	89,776
JPMorgan Chase Commercial Mortgage Securities Corp. 2018-AON A†	4.128%		7/5/2031	135	141,523
JPMorgan Chase Commercial Mortgage Securities Corp. 2018-AON D†	4.613%	#(g)	7/5/2031	46	45,132
JPMorgan Chase Commercial Mortgage Securities Trust 2015-UES B†	3.387%		9/5/2032	225	222,863
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI A†	2.798%		10/5/2031	66	65,728
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI C†	3.554%		10/5/2031	239	223,513
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI D†	4.009%	#(g)	10/5/2031	24	21,633
JPMorgan Chase Commercial Mortgage Securities Trust 2017-FL11 D†	2.324% (1 Mo. LIBOR + 2.14%	)#	10/15/2032	34	28,233
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ A†	1.184% (1 Mo. LIBOR + 1.00%	)#	6/15/2032	23	21,870
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ B†	1.484% (1 Mo. LIBOR + 1.30%	)#	6/15/2032	8	7,612
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ C†	1.784% (1 Mo. LIBOR + 1.60%	)#	6/15/2032	153	135,267

248	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ E†	3.35% (1 Mo. LIBOR + 3.00%	)#	6/15/2035	$18	$14,589
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN†	2.02% (1 Mo. LIBOR + 1.02%	)#	11/15/2035	12	11,170
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN B†	2.35% (1 Mo. LIBOR + 1.35%	)#	11/15/2035	12	10,707	(b)
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN C†	2.70% (1 Mo. LIBOR + 1.70%	)#	11/15/2035	12	10,463	(b)
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN D†	3.00% (1 Mo. LIBOR + 2.00%	)#	11/15/2035	12	10,104	(b)
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	1.253% (1 Mo. LIBOR + .95%	)#	7/5/2033	10	9,545
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFX†	4.248%		7/5/2033	19	19,623
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFX†	4.549%		7/5/2033	10	10,320
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFL†	1.953% (1 Mo. LIBOR + 1.65%	)#	7/5/2033	12	11,232
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFX†	4.95%		7/5/2033	14	14,219
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A2†	3.277%		10/15/2030	100	101,863
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14 A5	4.064%		2/15/2047	40	42,631
Morgan Stanley Capital Barclays Bank Trust 2016-MART A†	2.20%		9/13/2031	206	205,137
Morgan Stanley Capital I Trust 2011-C2 A4†	4.661%		6/15/2044	96	98,071
Morgan Stanley Capital I Trust 2012-C4 AS	3.773%		3/15/2045	25	25,395
Morgan Stanley Capital I Trust 2012-STAR A2†	3.201%		8/5/2034	500	498,593
Motel 6 Trust 2017-MTL6 C†	1.584% (1 Mo. LIBOR + 1.40%	)#	8/15/2034	8	7,269
Motel 6 Trust 2017-MTL6 D†	2.334% (1 Mo. LIBOR + 2.15%	)#	8/15/2034	18	15,920
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	40	38,872
Natixis Commercial Mortgage Securities Trust 2018-285M A†	3.79%	#(g)	11/15/2032	33	34,016
ReadyCap Commercial Mortgage Trust 2018-4 A†	3.39%		2/27/2051	18	18,911
ReadyCap Commercial Mortgage Trust 2019-6 A†	2.833%		10/25/2052	19	18,585
RETL 2019-RVP C†	2.284% (1 Mo. LIBOR + 2.10%	)#	3/15/2036	50	44,005

See Notes to Financial Statements.	249

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
SLIDE 2018-FUN A†	1.084% (1 Mo. LIBOR + .90%	)#	6/15/2031	$10	$8,849
SLIDE 2018-FUN B†	1.434% (1 Mo. LIBOR + 1.25%	)#	6/15/2031	10	8,599
SLIDE 2018-FUN C†	1.734% (1 Mo. LIBOR + 1.55%	)#	6/15/2031	10	8,338
SLIDE 2018-FUN XCP IO†	0.976%	#(g)	12/15/2020	5,679	30,197	(b)
UBS-BAMLL Trust 2012-WRM A†	3.663%		6/10/2030	100	102,041
UBS-Barclays Commercial Mortgage Trust 2012-C2 A4	3.525%		5/10/2063	45	46,811
UBS-Barclays Commercial Mortgage Trust 2012-C3 A4	3.091%		8/10/2049	41	41,791
UBS-Barclays Commercial Mortgage Trust 2012-C4 A5	2.85%		12/10/2045	50	51,093
UBS-Barclays Commercial Mortgage Trust 2013 C6 A4	3.244%		4/10/2046	82	84,875
UBS-Barclays Commercial Mortgage Trust 2013-C5 A4	3.185%		3/10/2046	20	20,632
UBS-Citigroup Commercial Mortgage Trust 2011-C1 A3	3.595%		1/10/2045	9	9,141
VMC Finance LLC 2019-FL3 A†	1.284% (1 Mo. LIBOR + 1.10%	)#	9/15/2036	375	361,171
VNDO Mortgage Trust 2012-6AVE C†	3.337%	#(g)	11/15/2030	309	305,917
Wells Fargo Commercial Mortgage Trust 2014 LC16 A4	3.548%		8/15/2050	22	23,053
Wells Fargo Commercial Mortgage Trust 2015-C26 AS	3.58%		2/15/2048	40	40,978
Wells Fargo Commercial Mortgage Trust 2015-NXS3 A3	3.354%		9/15/2057	55	58,148
Wells Fargo Commercial Mortgage Trust 2017-RC1 A2	3.118%		1/15/2060	115	117,606
Wells Fargo Commercial Mortgage Trust 2018-C48 A2	4.224%		1/15/2052	25	27,009
West Town Mall Trust 2017-KNOX C†	4.346%	#(g)	7/5/2030	15	14,597
West Town Mall Trust 2017-KNOX D†	4.346%	#(g)	7/5/2030	15	14,387
WF-RBS Commercial Mortgage Trust 2011-C2 A4†	4.869%	#(g)	2/15/2044	34	34,455
WF-RBS Commercial Mortgage Trust 2012-C7 B	4.747%	#(g)	6/15/2045	25	18,353
WF-RBS Commercial Mortgage Trust 2012-C9 A3	2.87%		11/15/2045	22	22,114
WF-RBS Commercial Mortgage Trust 2013-C18 A4	3.896%		12/15/2046	24	25,453
WF-RBS Commercial Mortgage Trust 2014-C19 A5	4.101%		3/15/2047	87	94,283
WF-RBS Commercial Mortgage Trust 2014-C22 A4	3.995%		5/15/2047	140	150,312
WFLD Mortgage Trust 2014-MONT A†	3.755%	#(g)	8/10/2031	275	275,306
Total Non-Agency Commercial Mortgage-Backed Securities (cost $11,083,045)					10,757,819

250	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
U.S. TREASURY OBLIGATIONS 14.44%
U.S. Treasury Inflation Indexed Note(h)	0.625%	4/15/2023	$1,143	$1,173,237
U.S. Treasury Note	0.125%	4/30/2022	3,559	3,557,332
U.S. Treasury Note(e)	0.125%	5/31/2022	4,061	4,058,383
Total U.S. Treasury Obligations (cost $8,771,689)				8,788,952
Total Long- Term Investments (cost $58,756,215)				58,600,531

SHORT-TERM INVESTMENT 1.28%

REPURCHASE AGREEMENT
Repurchase Agreement dated 5/29/2020, 0.00% due 6/1/2020 with Fixed Income Clearing Corp. collateralized by $765,000 of U.S. Treasury Note at 1.625% due 12/15/2022; value: $798,213; proceeds: $780,135 (cost $780,135)			780	780,135
Total Investments in Securities 97.55% (cost $59,536,350)				59,380,666
Cash, Foreign Cash and Other Assets in Excess of Liabilities(i) 2.45%				1,493,276
Net Assets 100.00%				$60,873,942

CAD	Canadian dollar.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
SOFR	Secured Over Night Financing Rate.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At May 31, 2020, the total value of Rule 144A securities was $27,501,550, which represents 45.18% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2020.
(a)	Amount is less than $1,000.
(b)	Level 3 Investment as described in Note 2(t) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Foreign security traded in U.S. dollars.
(e)	Securities purchased on a when-issued basis (See Note 2(i)).
(f)	Security is perpetual in nature and has no stated maturity.
(g)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(h)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(i)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts and swaps as follows:

See Notes to Financial Statements.	251

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2020

Credit Default Swaps on Indexes – Sell Protection at May 31, 2020(1):

Referenced Index*	Swap Counterparty	Fund Pays (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Depreciation(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX. NA.A.6	Morgan Stanley	2.00%	5/11/2063	$1,143,000	$955,503	$5,381	$(192,878)	$(187,497)

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $(192,878).
(4)	Includes upfront payments received.

Open Forward Foreign Currency Exchange Contracts at May 31, 2020:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Canadian dollar	Sell	Bank of America	6/15/2020	158,000	$114,054	$114,755	$(701)

Open Futures Contracts at May 31, 2020

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Appreciation
U.S. 2-Year Treasury Note	September 2020	11	Long		$2,428,212		$2,429,281	$1,069

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Depreciation
5-Year Canadian Bond	September 2020	1	Short	CAD	(127,048)	CAD	(127,250)	$(147)
U.S. 5-Year Treasury Note	September 2020	3	Short		$(376,264)		$(376,875)	(611)
Total Unrealized Depreciation on Open Futures Contracts								$(758)

252	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND May 31, 2020

The following is a summary of the inputs used as of May 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$–	$4,988,023	$210,225	$5,198,248
Remaining Industries	–	9,869,004	–	9,869,004
Corporate Bonds	–	23,955,252	–	23,955,252
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	21,688	–	21,688
Municipal Bond	–	9,568	–	9,568
Non-Agency Commercial Mortgage-Backed Securities	–	10,624,786	133,033	10,757,819
U.S. Treasury Obligations	–	8,788,952	–	8,788,952
Short-Term Investment
Repurchase Agreement	–	780,135	–	780,135
Total	$–	$59,037,408	$343,258	$59,380,666
Other Financial Instruments
Credit Default Swap Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(187,497)	–	(187,497)
Forward Foreign Currency Exchange Contracts
Assets	–	–	–	–
Liabilities	–	(701)	–	(701)
Futures Contracts
Assets	1,069	–	–	1,069
Liabilities	(758)	–	–	(758)
Total	$311	$(188,198)	$–	$(187,887)

(1)	Refer to Note 2(t) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

See Notes to Financial Statements.	253

Schedule of Investments (unaudited)(concluded)

SHORT DURATION CORE BOND FUND May 31, 2020

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Non-Agency Commercial Mortgage-Backed Security
Balance as of December 1, 2019	$317,930	$–
Accrued Discounts (Premiums)	(397)	(16,229)
Realized Gain (Loss)	(4,771)	(337)
Change in Unrealized Appreciation (Depreciation)	(2,713)	(11,722)
Purchases	–	96,939
Sales	(100,000)	–
Transfers into Level 3	100,740	64,382
Transfers out of Level 3	(100,564)	–
Balance as of May 31, 2020	$210,225	$133,033
Change in unrealized appreciation/depreciation for the period ended May 31, 2020, related to Level 3 investments held at May 31, 2020	$(4,334)	$(11,722)

254	See Notes to Financial Statements.

Schedule of Investments (unaudited)

SHORT DURATION INCOME FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 95.84%

ASSET-BACKED SECURITIES 21.26%

Automobiles 6.65%
ACC Trust 2019-1 A†	3.75%		5/20/2022	$10,970	$10,994,978
AmeriCredit Automobile Receivables Trust 2016-1 D	3.59%		2/8/2022	32,574	32,701,612
AmeriCredit Automobile Receivables Trust 2016-2 C	2.87%		11/8/2021	532	532,467
AmeriCredit Automobile Receivables Trust 2017-2 B	2.40%		5/18/2022	26,654	26,734,034
AmeriCredit Automobile Receivables Trust 2017-2 C	2.97%		3/20/2023	49,146	49,841,780
AmeriCredit Automobile Receivables Trust 2017-3 B	2.24%		6/19/2023	22,616	22,725,439
AmeriCredit Automobile Receivables Trust 2017-4 A3	2.04%		7/18/2022	20,359	20,416,857
AmeriCredit Automobile Receivables Trust 2017-4 B	2.36%		12/19/2022	30,598	30,923,238
AmeriCredit Automobile Receivables Trust 2019-1 A2A	2.93%		6/20/2022	6,694	6,719,164
AmeriCredit Automobile Receivables Trust 2019-1 A2B	0.442% (1 Mo. LIBOR + .26%	)#	6/20/2022	6,694	6,686,815
AmeriCredit Automobile Receivables Trust 2019-1 B	3.13%		2/18/2025	28,000	28,448,403
AmeriCredit Automobile Receivables Trust 2019-1 C	3.36%		2/18/2025	37,000	37,827,801
AmeriCredit Automobile Receivables Trust 2020-1 B	1.48%		1/21/2025	36,007	35,287,623
ARI Fleet Lease Trust 2020-A A2†	1.77%		8/15/2028	31,556	31,648,333
Arivo Acceptance Auto Loan Receivables Trust 2019-1 A†	2.99%		7/15/2024	30,543	30,435,372
Avid Automobile Receivables Trust 2018-1 A†	2.84%		8/15/2023	1,503	1,502,695
Avis Budget Rental Car Funding AESOP LLC 2015-2A†	2.63%		12/20/2021	11,729	11,525,102
Bank of The West Auto Trust 2017-1 A3†	2.11%		1/15/2023	36,671	36,924,329
Bank of The West Auto Trust 2017-1 A4†	2.33%		9/15/2023	18,282	18,583,258
California Republic Auto Receivables Trust 2016-1 A4	2.24%		10/15/2021	356	356,050
California Republic Auto Receivables Trust 2016-2 A4	1.83%		12/15/2021	2,383	2,385,880
California Republic Auto Receivables Trust 2018-1 A3	3.14%		8/15/2022	29,243	29,501,585
Capital Auto Receivables Asset Trust 2017-1 A4†	2.22%		3/21/2022	12,820	12,858,326
Capital Auto Receivables Asset Trust 2018-2 A3†	3.27%		6/20/2023	39,396	39,677,031
Capital One Prime Auto Receivables Trust 2019-2 A2	2.06%		9/15/2022	31,696	31,901,739
Capital One Prime Auto Receivables Trust 2020-1 A2	1.64%		6/15/2023	134,253	135,309,907
CarMax Auto Owner Trust 2016-3 A4	1.60%		1/18/2022	16,062	16,093,958
CarMax Auto Owner Trust 2016-4 A3	1.40%		8/15/2021	1,011	1,011,632
CarMax Auto Owner Trust 2016-4 A4	1.60%		6/15/2022	18,529	18,584,165

See Notes to Financial Statements.	255

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
CarMax Auto Owner Trust 2017-3 B	2.44%	2/15/2023	$12,944	$13,101,979
CarMax Auto Owner Trust 2017-4 A3	2.11%	10/17/2022	48,899	49,296,842
CarMax Auto Owner Trust 2019-3 A2A	2.21%	12/15/2022	99,641	100,463,453
CarMax Auto Owner Trust 2020-2 A3	1.70%	11/15/2024	15,037	15,374,561
Carvana Auto Receivables Trust 2019-2A C†	3.00%	6/17/2024	23,649	23,568,071
Chesapeake Funding II LLC 2017-2A A1†	1.99%	5/15/2029	11,590	11,629,637
Chesapeake Funding II LLC 2017-3A A1†	1.91%	8/15/2029	29,556	29,637,009
Chesapeake Funding II LLC 2017-4A A1†	2.12%	11/15/2029	37,949	38,160,730
Chesapeake Funding II LLC 2019-1A A1†	2.94%	4/15/2031	15,322	15,458,016
CPS Auto Receivables Trust 2016-B D†	6.58%	3/15/2022	11,089	11,244,736
CPS Auto Receivables Trust 2017-D†	3.73%	9/15/2023	8,345	8,398,603
CPS Auto Receivables Trust 2018-B B†	3.23%	7/15/2022	5,435	5,440,114
CPS Auto Receivables Trust 2018-B C†	3.58%	3/15/2023	12,992	13,005,379
CPS Auto Receivables Trust 2019-A C†	3.89%	12/16/2024	3,685	3,674,980
CPS Auto Receivables Trust 2019-B E†	5.00%	3/17/2025	3,500	3,198,921
CPS Auto Receivables Trust 2019-C†	2.84%	6/16/2025	7,419	7,396,469
CPS Auto Receivables Trust 2019-C D†	3.17%	6/16/2025	7,919	7,578,849
CPS Auto Receivables Trust 2019-D B†	2.35%	11/15/2023	26,690	26,738,517
CPS Auto Receivables Trust 2019-D C†	2.54%	8/15/2024	32,337	31,973,209
CPS Auto Receivables Trust 2020-A D†	2.90%	12/15/2025	2,400	2,279,991
CPS Auto Receivables Trust 2020-A E†	4.09%	12/15/2025	11,448	9,541,294
CPS Auto Receivables Trust 2020-B E†	5.75%	12/15/2023	16,011	16,073,131
Drive Auto Receivables Trust 2016-BA D†	4.53%	8/15/2023	27,860	28,016,571
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	14,354	14,472,004
Drive Auto Receivables Trust 2017-1 D	3.84%	3/15/2023	2,390	2,420,600
Drive Auto Receivables Trust 2017-1 E	5.17%	9/16/2024	16,422	16,649,960
Drive Auto Receivables Trust 2017-2 D	3.49%	9/15/2023	102,738	103,734,910
Drive Auto Receivables Trust 2017-AA D†	4.16%	5/15/2024	11,937	12,093,797
Drive Auto Receivables Trust 2017-BA D†	3.72%	10/17/2022	11,823	11,905,933
Drive Auto Receivables Trust 2018-3 C	3.72%	9/16/2024	51,346	51,777,574
Drive Auto Receivables Trust 2018-4 C	3.66%	11/15/2024	61,213	61,828,735
Drive Auto Receivables Trust 2018-4 D	4.09%	1/15/2026	45,962	46,939,115
Drive Auto Receivables Trust 2018-5 C	3.99%	1/15/2025	46,539	47,392,279
Drive Auto Receivables Trust 2019-2 B	3.17%	11/15/2023	22,380	22,619,448
Drive Auto Receivables Trust 2019-2 C	3.42%	6/16/2025	43,447	44,051,174
Drive Auto Receivables Trust 2019-2 D	3.69%	8/17/2026	27,276	27,340,202
Drive Auto Receivables Trust 2019-3 A2A	2.63%	9/15/2022	20,455	20,485,462
Drive Auto Receivables Trust 2019-4 C	2.51%	11/17/2025	60,721	60,537,143

256	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Drive Auto Receivables Trust 2019-4 D	2.70%	2/16/2027	$50,871	$49,481,281
Enterprise Fleet Financing LLC 2017-3 A3†	2.36%	5/20/2023	34,253	34,493,884
Exeter Automobile Receivables Trust 2017-3A B†	2.81%	9/15/2022	18,915	18,977,104
Exeter Automobile Receivables Trust 2019-4A B†	2.30%	12/15/2023	43,025	43,093,685
Fifth Third Auto Trust 2019-1 A2A	2.66%	5/16/2022	54,050	54,416,244
Fifth Third Auto Trust 2019-1 A4	2.69%	11/16/2026	28,213	29,161,318
First Investors Auto Owner Trust 2018-1A B†	3.51%	5/15/2023	8,540	8,615,944
First Investors Auto Owner Trust 2018-2A C†	4.03%	1/15/2025	8,643	8,758,669
First Investors Auto Owner Trust 2018-2A D†	4.28%	1/15/2025	5,505	5,576,403
Flagship Credit Auto Trust 2017-3 B†	2.59%	7/15/2022	16,092	16,151,560
Flagship Credit Auto Trust 2017-4 A†	2.07%	4/15/2022	1,713	1,713,580
Flagship Credit Auto Trust 2019-1 A†	3.11%	8/15/2023	26,577	26,948,249
Ford Credit Auto Owner Trust 2016-2 A†	2.03%	12/15/2027	39,189	39,314,887
Ford Credit Auto Owner Trust 2017-2 A†	2.36%	3/15/2029	38,244	38,658,228
Ford Credit Auto Owner Trust 2018-2 A†	3.47%	1/15/2030	97,520	101,385,829
Ford Credit Auto Owner Trust 2019-REV1 A†	3.52%	7/15/2030	50,338	52,979,577
Ford Credit Auto Owner Trust REV1 2016-1 A†	2.31%	8/15/2027	58,297	58,753,658
Foursight Capital Automobile Receivables Trust 2020-1 A3†	2.05%	10/15/2024	11,175	11,216,703
GM Financial Automobile Leasing Trust 2019-2 A2A	2.67%	6/21/2021	43,234	43,390,576
GM Financial Automobile Leasing Trust 2019-2 A3	2.67%	3/21/2022	46,349	46,917,637
GM Financial Consumer Automobile Receivables Trust 2019-1 B	3.37%	8/16/2024	13,645	14,318,198
Honda Auto Receivables Owner Trust 2019-1 A4	2.90%	6/18/2024	11,166	11,656,125
Honda Auto Receivables Owner Trust 2020-2 A3	0.82%	7/15/2024	38,483	38,695,930
Hyundai Auto Receivables Trust 2019-B A2	1.93%	7/15/2022	45,920	46,293,253
Mercedes-Benz Auto Lease Trust 2018-B A3	3.21%	9/15/2021	15,530	15,662,154
Prestige Auto Receivables Trust 2019-1A D†	3.01%	8/15/2025	9,845	9,588,141
Santander Drive Auto Receivables Trust 2016-1 D	4.02%	4/15/2022	11,881	11,918,725
Santander Drive Auto Receivables Trust 2017-1 D	3.17%	4/17/2023	9,536	9,631,684
Santander Drive Auto Receivables Trust 2017-2 C	2.79%	8/15/2022	11,263	11,285,894
Santander Drive Auto Receivables Trust 2017-2 D	3.49%	7/17/2023	68,158	69,422,535
Santander Drive Auto Receivables Trust 2017-3 C	2.76%	12/15/2022	8,939	8,973,691
Santander Drive Auto Receivables Trust 2018-1 C	2.96%	3/15/2024	34,739	34,973,058
Santander Drive Auto Receivables Trust 2018-3 B	3.29%	10/17/2022	17,064	17,079,132
Santander Drive Auto Receivables Trust 2018-4 C	3.56%	7/15/2024	33,972	34,445,250
Santander Drive Auto Receivables Trust 2018-5 B	3.52%	12/15/2022	30,548	30,705,537
Santander Drive Auto Receivables Trust 2018-5 C	3.81%	12/16/2024	44,093	44,648,731
Santander Drive Auto Receivables Trust 2019-3 C	2.49%	10/15/2025	66,714	66,827,334

See Notes to Financial Statements.	257

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Automobiles (continued)
Santander Retail Auto Lease Trust 2019-B D†	3.31%		6/20/2024	$41,342		$39,491,966
TCF Auto Receivables Owner Trust 2015-2A C†	3.75%		12/15/2021	3,546		3,548,671
TCF Auto Receivables Owner Trust 2016-1A A4†	2.03%		2/15/2022	10,198		10,199,839
TCF Auto Receivables Owner Trust 2016-1A C†	2.51%		9/15/2022	5,943		5,950,841
TCF Auto Receivables Owner Trust 2016-PT1A A†	1.93%		6/15/2022	5,830		5,833,189
Volkswagen Auto Loan Enhanced Trust 2020-1 A3	0.98%		11/20/2024	73,843		74,219,777
Westlake Automobile Receivables Trust 2018-2A C†	3.50%		1/16/2024	5,149		5,178,554
Westlake Automobile Receivables Trust 2018-3A A2A†	2.98%		1/18/2022	9,568		9,580,875
Westlake Automobile Receivables Trust 2019-1A B†	3.26%		10/17/2022	21,268		21,488,273
Westlake Automobile Receivables Trust 2019-1A C†	3.45%		3/15/2024	11,100		11,314,159
Westlake Automobile Receivables Trust 2019-2A A2A†	2.57%		2/15/2023	76,361		76,845,614
Westlake Automobile Receivables Trust 2019-2A D†	3.20%		11/15/2024	47,426		47,069,982
Westlake Automobile Receivables Trust 2019-3A B†	2.41%		10/15/2024	54,950		55,472,322
Westlake Automobile Receivables Trust 2019-3A C†	2.49%		10/15/2024	62,191		62,263,142
World Omni Auto Receivables Trust 2017-A A3	1.93%		9/15/2022	9,029		9,082,465
World Omni Automobile Lease Securitization Trust 2019-A A2	2.89%		11/15/2021	–	(a)	3
World Omni Select Auto Trust 2018-1A B†	3.68%		7/15/2023	10,171		10,298,320
World Omni Select Auto Trust 2018-1A D†	4.13%		1/15/2025	33,345		33,902,382
World Omni Select Auto Trust 2019-A C	2.38%		12/15/2025	13,418		13,268,313
World Omni Select Auto Trust 2019-A D	2.59%		12/15/2025	29,934		29,552,913
Total						3,434,330,959

Credit Cards 3.76%
American Express Credit Account Master Trust 2019-1 B	3.07%		10/15/2024	32,359		33,648,458
American Express Credit Account Master Trust 2019-3 B	2.20%		4/15/2025	12,714		13,121,008
Barclays Dryrock Issuance Trust 2017-2 A	0.484% (1 Mo. LIBOR + .30%	)#	5/15/2023	148,743		148,751,776
Barclays Dryrock Issuance Trust 2018-1 A	0.514% (1 Mo. LIBOR + .33%	)#	7/15/2024	25,054		24,924,699
Capital One Multi-Asset Execution Trust 2017-A4	1.99%		7/17/2023	50,948		51,182,921
Capital One Multi-Asset Execution Trust 2019-A2 A2	1.72%		8/15/2024	21,487		22,064,343
Discover Card Execution Note Trust 2018-A2	0.514% (1 Mo. LIBOR + .33%	)#	8/15/2025	5,100		5,088,310
First National Master Note Trust 2017-2 A	0.624% (1 Mo. LIBOR + .44%	)#	10/16/2023	123,149		122,979,325
Golden Credit Card Trust 2018-1A A†	2.62%		1/15/2023	147,428		149,310,184
Golden Credit Card Trust 2018-4A A†	3.44%		10/15/2025	53,391		56,949,489

258	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Credit Cards (continued)
Master Credit Card Trust 2019-1A B†	3.57%		7/21/2022	$7,742	$7,715,585
Master Credit Card Trust II 2020-1A A†	1.99%		9/21/2024	12,223	12,538,784
Master Credit Card Trust II Series 2018-1A A†	0.661% (1 Mo. LIBOR + .49%	)#	7/21/2024	149,590	147,793,379
Perimeter Master Note Business Trust 2019-1A A†	4.31%		12/15/2022	99,892	100,474,171
Perimeter Master Note Business Trust 2019-1A B†	6.02%		12/15/2022	14,959	15,112,698
Synchrony Credit Card Master Note Trust 2016-2 A	2.21%		5/15/2024	133,732	135,214,941
Synchrony Credit Card Master Note Trust 2016-2 B	2.55%		5/15/2024	42,808	42,918,383
Synchrony Credit Card Master Note Trust 2017-1 A	1.93%		6/15/2023	66,569	66,595,201
Synchrony Credit Card Master Note Trust 2017-1 B	2.19%		6/15/2023	33,423	33,426,718
Synchrony Credit Card Master Note Trust 2017-2 B	2.82%		10/15/2025	36,807	38,236,731
Trillium Credit Card Trust II 2019-2A A†	3.038%		1/26/2024	69,423	70,511,414
World Financial Network Credit Card Master Trust 2015-B A	2.55%		6/17/2024	37,818	37,860,594
World Financial Network Credit Card Master Trust 2016-A	2.03%		4/15/2025	193,189	194,108,058
World Financial Network Credit Card Master Trust 2017-C A	2.31%		8/15/2024	49,120	49,112,819
World Financial Network Credit Card Master Trust 2018-C A	3.55%		8/15/2025	95,554	98,005,801
World Financial Network Credit Card Master Trust 2018-C M	3.95%		8/15/2025	19,966	20,169,817
World Financial Network Credit Card Master Trust 2019-A	3.14%		12/15/2025	132,685	136,064,805
World Financial Network Credit Card Master Trust 2019-A M	3.61%		12/15/2025	29,519	30,096,353
World Financial Network Credit Card Master Trust 2019-B A	2.49%		4/15/2026	4,451	4,495,264
World Financial Network Credit Card Master Trust 2019-C A	2.21%		7/15/2026	73,918	74,271,860
Total					1,942,743,889

Home Equity 0.00%
Meritage Mortgage Loan Trust 2004-2 M3	1.143% (1 Mo. LIBOR + .98%	)#	1/25/2035	36	33,640

Other 10.85%
A10 Bridge Asset Financing LLC 2019-B A1†	3.085%		8/15/2040	85,700	82,030,523
ACAM Ltd. 2019-FL1 A†	1.582% (1 Mo. LIBOR + 1.40%	)#	11/17/2034	95,022	94,513,528	(b)
ACAM Ltd. 2019-FL1 AS†	1.932% (1 Mo. LIBOR + 1.75%	)#	11/17/2034	25,000	20,576,792	(b)
Ally Master Owner Trust 2018-2 A	3.29%		5/15/2023	1,893	1,932,085

See Notes to Financial Statements.	259

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Ammc Clo 19 Ltd. 2016-19A AR†	2.359% (3 Mo. LIBOR + 1.14%	)#	10/16/2028	$83,984	$82,724,877
Ammc Clo Ltd. 2016-19A BR†	3.019% (3 Mo. LIBOR + 1.80%	)#	10/16/2028	31,604	30,875,249
Ammc Clo Ltd. 2016-19A CR†	3.769% (3 Mo. LIBOR + 2.55%	)#	10/16/2028	13,000	12,586,237
Amur Equipment Finance Receivables VI LLC 2018-2A A2†	3.89%		7/20/2022	29,821	30,358,299
Amur Equipment Finance Receivables VII LLC 2019-1A A2†	2.63%		6/20/2024	53,910	54,502,903
Anchorage Capital CLO 3-R Ltd. 2014-3RA A†	1.937% (3 Mo. LIBOR + 1.05%	)#	1/28/2031	34,008	33,398,903
Anchorage Capital CLO 4-R Ltd. 2014-4RA A†	1.937% (3 Mo. LIBOR + 1.05%	)#	1/28/2031	42,636	41,331,236
Apex Credit CLO Ltd. 2016-1A AS1R†	2.291% (3 Mo. LIBOR + 1.30%	)#	10/27/2028	72,341	71,753,736
Apex Credit CLO Ltd. 2016-1A B1R†	2.841% (3 Mo. LIBOR + 1.85%	)#	10/27/2028	16,704	16,132,559
Apex Credit CLO Ltd. 2017-1A B†	2.97% (3 Mo. LIBOR + 1.95%	)#	4/24/2029	18,374	17,749,045
Apidos CLO XXII 2015-22A A1R†	2.195% (3 Mo. LIBOR + 1.06%	)#	4/20/2031	84,581	82,300,552
Aqua Finance Trust 2019-A 2019-A A†	3.14%		7/16/2040	65,250	65,008,907
Arbor Realty Collateralized Loan Obligation Ltd. 2017-FL3 A†	1.174% (1 Mo. LIBOR + .99%	)#	12/15/2027	47,836	45,540,695
Arbor Realty Commercial Real Estate Notes Ltd. 2018-FL1 A†	1.334% (1 Mo. LIBOR + 1.15%	)#	6/15/2028	35,293	33,969,954
Arbor Realty Commercial Real Estate Notes Ltd. 2019-FL1 A†	1.334% (1 Mo. LIBOR + 1.15%	)#	5/15/2037	77,912	74,991,017
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%		6/10/2021	3,841	3,848,521
Atrium IX-9A AR†	1.611% (3 Mo. LIBOR + 1.24%	)#	5/28/2030	22,050	21,698,483
Avery Point V CLO Ltd. 2014-5A AR†	2.115% (3 Mo. LIBOR + .98%	)#	7/17/2026	20,802	20,575,110
B2R Mortgage Trust 2015-2 A†	3.336%		11/15/2048	4,367	4,367,676
Bain Capital Credit CLO 2017-1A A1†	2.385% (3 Mo. LIBOR + 1.25%	)#	7/20/2030	18,921	18,620,551
BDS Ltd. 2019-FL3 A†	1.584% (1 Mo. LIBOR + 1.40%	)#	12/15/2035	44,031	42,383,083
Benefit Street Partners CLO IV Ltd. 2014-IVA A2RR†	2.885% (3 Mo. LIBOR + 1.75%	)#	1/20/2029	26,500	25,865,850
BlueMountain CLO Ltd. 2012-2A AR2†	1.427% (3 Mo. LIBOR + 1.05%	)#	11/20/2028	10,340	10,185,954

260	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Other (continued)
BlueMountain CLO Ltd. 2013-1A A1R2†	2.365% (3 Mo. LIBOR + 1.23%	)#	1/20/2029		$73,312	$72,762,434
BlueMountain CLO Ltd. 2013-1A A2R2†	2.885% (3 Mo. LIBOR + 1.75%	)#	1/20/2029		27,442	26,949,493
Bowman Park CLO Ltd. 2014-1A AR†	1.54% (3 Mo. LIBOR + 1.18%	)#	11/23/2025		16,183	16,090,669
BSPRT Issuer, Ltd. 2019 FL5 A†	1.334% (1 Mo. LIBOR + 1.15%	)#	5/15/2029		48,248	46,440,649
Cent CLO Ltd. 2013-19A A1A†	2.171% (3 Mo. LIBOR + 1.33%	)#	10/29/2025		7,222	7,200,891
Colombia Cent CLO Ltd. 2018-27A A2A†	2.591% (3 Mo. LIBOR + 1.60%	)#	10/25/2028		7,358	7,059,793
Conn’s Receivables Funding LLC 2018-A†	3.25%		1/15/2023		1,930	1,914,811
Conn’s Receivables Funding LLC 2019-B A†	2.66%		6/17/2024		38,243	37,573,534
Diamond Resorts Owner Trust 2016-1 A†	3.08%		11/20/2028		2,736	2,724,538
Diamond Resorts Owner Trust 2018-1 A†	3.70%		1/21/2031		32,732	33,023,852
Diamond Resorts Owner Trust 2018-1 B†	4.19%		1/21/2031		19,558	19,054,140
DLL LLC 2018-1 A3†	3.10%		4/18/2022		60,360	60,864,631
DLL LLC 2018-1 A4†	3.27%		4/17/2026		64,285	65,948,201
DLL Securitization Trust 2017-A A3†	2.14%		12/15/2021		12,395	12,410,788
DLL Securitization Trust 2017-A A4†	2.43%		11/17/2025		32,826	33,153,590
DRB Prime Student Loan Trust 2015-D A2†	3.20%		1/25/2040		1,341	1,356,633
Dryden XXV Senior Loan Fund 2012-25A BRR†	2.569% (3 Mo. LIBOR + 1.35%	)#	10/15/2027		26,320	25,251,719
Elm CLO Ltd. 2014-1A ARR†	2.305% (3 Mo. LIBOR + 1.17%	)#	1/17/2029		23,117	22,710,899
Elm CLO Ltd. 2014-1A BRR†	2.885% (3 Mo. LIBOR + 1.75%	)#	1/17/2029		13,718	13,355,357
Engs Commercial Finance Trust 2016-1A A2†	2.63%		2/22/2022		573	573,583
ENVA LLC 2019-A A†	3.96%		6/22/2026		6,824	6,776,435
Fairstone Financial Issuance Trust I 2019-1A A†(c)	3.948%		3/21/2033	CAD	17,751	12,774,119
Fairstone Financial Issuance Trust I 2019-1A B†(c)	5.084%		3/21/2033	CAD	7,974	5,765,882	(b)
Fairstone Financial Issuance Trust I 2019-1A C†(c)	6.299%		3/21/2033	CAD	15,035	10,933,503	(b)
Fairstone Financial Issuance Trust I 2019-1A D†(c)	7.257%		3/21/2033	CAD	8,879	6,456,065	(b)
Ford Credit Floorplan Master Owner Trust 2017-2 A1	2.16%		9/15/2022		$158,386	158,630,817
Ford Credit Floorplan Master Owner Trust 2019-1 A	2.84%		3/15/2024		137,580	138,623,434
Ford Credit Floorplan Master Owner Trust 2019-2 A	3.06%		4/15/2026		92,215	92,777,346
FREED ABS TRUST 2018-2 A†	3.99%		10/20/2025		17,678	17,565,346
GPMT Ltd. 2019-FL2 A†	1.484% (1 Mo. LIBOR + 1.30%	)#	2/22/2036		37,750	36,431,989

See Notes to Financial Statements.	261

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Grand Avenue CRE 2019-FL1 A†	1.304% (1 Mo. LIBOR + 1.12%	)#	6/15/2037	$115,644	$111,606,937
Grand Avenue CRE 2019-FL1 AS†	1.684% (1 Mo. LIBOR + 1.50%	)#	6/15/2037	43,369	40,449,464
Great American Auto Leasing, Inc. 2019-1 A4†	3.21%		2/18/2025	17,040	17,583,102
Greystone Commercial Real Estate Notes Ltd. 2018-HC1 A†	1.734% (1 Mo. LIBOR + 1.55%	)#	9/15/2028	52,464	50,498,924
Greystone Commercial Real Estate Notes Ltd. 2018-HC1 AS†	2.334% (1 Mo. LIBOR + 2.15%	)#	9/15/2028	22,123	20,918,814
Greywolf CLO IV Ltd. 2019-1A A2†	3.085% (3 Mo. LIBOR + 1.95%	)#	4/17/2030	33,591	32,892,270
Halcyon Loan Advisors Funding Ltd. 2015-2A AR†	2.071% (3 Mo. LIBOR + 1.08%	)#	7/25/2027	17,764	17,589,229
Halcyon Loan Advisors Funding Ltd. 2015-2A BR†	2.641% (3 Mo. LIBOR + 1.65%	)#	7/25/2027	17,477	17,047,326
Halcyon Loan Advisors Funding Ltd. 2017-2A A2†	2.835% (3 Mo. LIBOR + 1.70%	)#	1/17/2030	23,027	22,226,927
HPEFS Equipment Trust 2020-1A A2†	1.73%		2/20/2030	40,612	40,625,471
HPEFS Equipment Trust 2020-1A A3†	1.76%		2/20/2030	30,701	30,643,580
HPEFS Equipment Trust 2020-1A B†	1.89%		2/20/2030	9,253	9,195,328
HPS Loan Management 10-2016 Ltd. A2R†	2.885% (3 Mo. LIBOR + 1.75%	)#	1/20/2028	40,584	39,456,625
Hyundai Floorplan Master Owner Trust 2019-1 A†	2.68%		4/15/2024	104,777	105,749,592
Jackson Mill CLO Ltd. 2015-1A AR†	2.049% (3 Mo. LIBOR + .83%	)#	4/15/2027	52,117	51,079,772
Jamestown CLO IX Ltd. 2016-9A A1AR†	2.305% (3 Mo. LIBOR + 1.17%	)#	10/20/2028	39,750	38,859,047
Jamestown CLO IX Ltd. 2016-9A A2R†	2.985% (3 Mo. LIBOR + 1.85%	)#	10/20/2028	24,250	23,693,079
Jamestown CLO VII Ltd. 2015-7A A1R†	1.821% (3 Mo. LIBOR + .83%	)#	7/25/2027	10,383	10,184,701
Jamestown CLO VII Ltd. 2015-7A A2R†	2.291% (3 Mo. LIBOR + 1.30%	)#	7/25/2027	35,299	33,890,118
JFIN CLO Ltd. 2013-1A A1NR†	3.209% (3 Mo. LIBOR + 1.39%	)#	1/20/2030	74,236	73,850,223
JFIN CLO Ltd. 2013-1A A2R†	4.019% (3 Mo. LIBOR + 2.20%	)#	1/20/2030	37,130	36,942,231
JFIN CLO Ltd. 2014-1A B1R†	2.585% (3 Mo. LIBOR + 1.45%	)#	4/21/2025	9,750	9,519,612
KKR CLO Ltd. 16 A2R†	2.935% (3 Mo. LIBOR + 1.80%	)#	1/20/2029	22,750	22,155,793
KVK CLO Ltd. 2016-1A B†	3.469% (3 Mo. LIBOR + 2.25%	)#	1/15/2029	7,875	7,803,592
LCM XXII Ltd. 22A A1R†	2.295% (3 Mo. LIBOR + 1.16%	)#	10/20/2028	11,750	11,561,248

262	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
LMREC, Inc. 2019-CRE3 A†	1.573% (1 Mo. LIBOR + 1.40%	)#	12/22/2035	$105,572	$102,082,075
LoanCore Issuer Ltd. 2019-CRE2 A†	1.314% (1 Mo. LIBOR + 1.13%	)#	5/15/2036	115,182	111,177,894
M360 LLC 2018-CRE1 A†	4.395%		7/24/2028	24,068	23,571,537
M360 LLC 2019-CRE2 A†	1.584% (1 Mo. LIBOR + 1.40%	)#	9/15/2034	85,455	85,177,015
M360 LLC 2019-CRE2 B†	2.434% (1 Mo. LIBOR + 2.25%	)#	9/15/2034	10,311	9,779,914
Madison Park Funding XI Ltd. 2013-11A AR†	2.203% (3 Mo. LIBOR + 1.16%	)#	7/23/2029	7,639	7,459,810
Madison Park Funding XVI Ltd. 2015-16A A2R†	3.035% (3 Mo. LIBOR + 1.90%	)#	4/20/2026	13,623	13,299,894
Mercedes-Benz Master Owner Trust 2019-BA A†	2.61%		5/15/2024	83,702	84,424,666
Mercer Field II CLO Ltd. 2017-1A A1†	2.549% (3 Mo. LIBOR + 1.33%	)#	4/15/2029	14,970	14,758,329
MidOcean Credit CLO VI 2016-6A BR†	3.035% (3 Mo. LIBOR + 1.90%	)#	1/20/2029	31,307	30,660,761
Mountain Hawk III CLO Ltd. 2014-3A AR†	2.335% (3 Mo. LIBOR + 1.20%	)#	4/18/2025	16,483	16,485,224
Mountain View CLO 2017-1A BR†	2.926% (3 Mo. LIBOR + 1.75%	)#	10/16/2029	37,002	35,862,410
Mountain View CLO LLC 2017-1A AR†	2.266% (3 Mo. LIBOR + 1.09%	)#	10/16/2029	91,147	89,228,465
Mountain View CLO XIV Ltd. 2019-1A A1†	2.709% (3 Mo. LIBOR + 1.44%	)#	4/15/2029	43,715	42,884,415
MVW Owner Trust 2017-1A A†	2.42%		12/20/2034	4,879	4,836,825
Navient Private Education Refi Loan Trust 2019-A A1†	3.03%		1/15/2043	10,364	10,399,187
Newark BSL CLO 1 Ltd. 2016-1A A1R†	2.091% (3 Mo. LIBOR + 1.10%	)#	12/21/2029	45,907	44,702,539
NextGear Floorplan Master Owner Trust 2018-2A A2†	3.69%		10/15/2023	48,361	48,303,828
NextGear Floorplan Master Owner Trust 2018-2A B†	4.01%		10/15/2023	19,277	18,726,753
Nissan Master Owner Trust Receivables 2019-A A	0.744% (1 Mo. LIBOR + .56%	)#	2/15/2024	85,000	83,893,155
Northwoods Capital 20 Ltd. 2019-20A B†	3.901% (3 Mo. LIBOR + 2.00%	)#	1/25/2030	31,574	31,471,820
Northwoods Capital Ltd. 2019-20A A1†	3.221% (3 Mo. LIBOR + 1.32%	)#	1/25/2030	19,083	18,889,225
Oaktree CLO 2014-1A A1R†	1.724% (3 Mo. LIBOR + 1.29%	)#	5/13/2029	26,582	26,172,893
Oaktree CLO 2014-1A A2R†	2.284% (3 Mo. LIBOR + 1.85%	)#	5/13/2029	17,750	17,043,578
Oaktree CLO Ltd. 2015-1A A1R†	2.005% (3 Mo. LIBOR + .87%	)#	10/20/2027	22,902	22,594,749

See Notes to Financial Statements.	263

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
OCP CLO Ltd. 2015-10A A2AR†	2.291% (3 Mo. LIBOR + 1.30%	)#	10/26/2027	$24,351	$23,672,162
OCP CLO Ltd. 2015-9A A2R†	2.569% (3 Mo. LIBOR + 1.35%	)#	7/15/2027	25,719	25,137,475
OCP CLO Ltd. 2016-12A A1R†	2.255% (3 Mo. LIBOR + 1.12%	)#	10/18/2028	38,344	37,643,850
OCP CLO Ltd. 2016-12A A2R†	2.735% (3 Mo. LIBOR + 1.60%	)#	10/18/2028	28,451	27,702,699
OneMain Financial Issuance Trust 2018-2A A†	3.57%		3/14/2033	7,689	7,878,868
OneMain Financial Issuance Trust 2019-1A A†	3.48%		2/14/2031	83,586	84,657,907
OneMain Financial Issuance Trust 2019-1A B†	3.79%		2/14/2031	18,443	18,359,509
Orange Lake Timeshare Trust 2019-A†	3.06%		4/9/2038	13,048	12,594,876
Orec Ltd. 2018-CRE1 A†	1.364% (1 Mo. LIBOR + 1.18%	)#	6/15/2036	70,853	68,200,193
OZLM Funding III Ltd. 2013-3A A1RR†	2.278% (3 Mo. LIBOR + 1.18%	)#	1/22/2029	68,733	67,894,285
OZLM Funding III Ltd. 2013-3A A2AR†	3.048% (3 Mo. LIBOR + 1.95%	)#	1/22/2029	23,550	23,169,295
OZLM VIII Ltd. 2014-8A A1RR†	2.305% (3 Mo. LIBOR + 1.17%	)#	10/17/2029	19,443	18,620,221
Palmer Square Loan Funding Ltd. 2018-1A A1†	1.819% (3 Mo. LIBOR + .60%	)#	4/15/2026	53,901	53,602,268
Palmer Square Loan Funding Ltd. 2018-1A A2†	2.269% (3 Mo. LIBOR + 1.05%	)#	4/15/2026	29,189	28,431,029
Palmer Square Loan Funding Ltd. 2018-4A A1†	1.292% (3 Mo. LIBOR + .90%	)#	11/15/2026	10,060	9,942,216
Palmer Square Loan Funding Ltd. 2018-5A A1†	1.985% (3 Mo. LIBOR + .85%	)#	1/20/2027	41,186	40,926,772
Palmer Square Loan Funding Ltd. 2018-5A A2†	2.535% (3 Mo. LIBOR + 1.40%	)#	1/20/2027	18,310	17,873,125
Parallel Ltd. 2015-1A AR†	1.985% (3 Mo. LIBOR + .85%	)#	7/20/2027	26,243	25,805,969
PFS Financing Corp. 2018-B A†	2.89%		2/15/2023	80,262	80,420,887
Planet Fitness Master Issuer LLC 2018-1A A2II†	4.666%		9/5/2048	26,404	24,317,151
Prima Capital CRE Securitization 2015-5A C†	4.50%		12/24/2050	66,527	64,663,828
Prima Capital CRE Securitization Ltd. 2013-3A A†	2.214%		10/24/2035	2,050	2,029,261	(b)
Prima Capital CRE Securitization Ltd. 2013-3A C†	5.00%		10/24/2035	35,011	31,009,421	(b)
Prima Capital CRE Securitization Ltd. 2015-4A MR-A†	2.55%		8/24/2049	76,235	76,099,698
Ready Capital Mortgage Financing LLC 2018-FL2 A†	1.018% (1 Mo. LIBOR + .85%	)#	6/25/2035	5,076	4,892,801
Recette CLO Ltd. 2015-1A AR†	2.055% (3 Mo. LIBOR + .92%	)#	10/20/2027	5,870	5,809,445

264	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Salem Fields CLO Ltd. 2016-2A A1R†	2.944% (3 Mo. LIBOR + 1.15%	)#	10/25/2028	$5,450	$5,346,931
Salem Fields CLO Ltd. 2016-2A A2R†	3.494% (3 Mo. LIBOR + 1.70%	)#	10/25/2028	30,313	29,338,295
SCF Equipment Leasing LLC 2017-2A A†	3.41%		12/20/2023	13,089	13,088,670
SCF Equipment Leasing LLC 2018-1A A2†	3.63%		10/20/2024	36,400	36,519,528
SCF Equipment Leasing LLC 2019-1A A1†	3.04%		3/20/2023	30,153	30,154,531
SCF Equipment Leasing LLC 2019-1A A2†	3.23%		10/20/2024	70,120	67,989,067
SCF Equipment Leasing LLC 2019-2A A1†	2.22%		6/20/2024	51,087	51,215,847
SCF Equipment Leasing LLC 2019-2A A2†	2.47%		4/20/2026	101,195	100,924,405
Seneca Park CLO Ltd. 2014-1A AR†	2.255% (3 Mo. LIBOR + 1.12%	)#	7/17/2026	3,077	3,064,168
Shackleton CLO Ltd. 2016-9A B†	3.035% (3 Mo. LIBOR + 1.90%	)#	10/20/2028	15,000	14,591,018
SLC Student Loan Trust 2008-1 A4A	2.341% (3 Mo. LIBOR + 1.60%	)#	12/15/2032	23,765	23,423,665
SLM Student Loan Trust 2011-1 A1	0.688% (1 Mo. LIBOR + .52%	)#	3/25/2026	265	264,969
SoFi Consumer Loan Program LLC 2016-2A A†	3.09%		10/27/2025	303	303,323
SoFi Professional Loan Program LLC 2017-E A2A†	1.86%		11/26/2040	4,969	4,972,364
SoFi Professional Loan Program LLC 2018-A A2A†	2.39%		2/25/2042	7,630	7,640,001
Sound Point CLO III-R Ltd. 2013-2RA B†	2.669% (3 Mo. LIBOR + 1.45%	)#	4/15/2029	10,000	9,331,632
Sound Point CLO XI Ltd. 2016-1A AR†	2.235% (3 Mo. LIBOR + 1.10%	)#	7/20/2028	43,040	42,321,086
Sound Point CLO XII Ltd. 2016-2A BR†	2.935% (3 Mo. LIBOR + 1.80%	)#	10/20/2028	13,099	12,768,749
Sound Point Clo XV Ltd. 2017-1A AR†	2.193% (3 Mo. LIBOR + 1.15%	)#	1/23/2029	67,816	66,376,057
Sound Point Clo XV Ltd. 2017-1A B†	2.793% (3 Mo. LIBOR + 1.75%	)#	1/23/2029	18,414	17,812,453
TCW CLO AMR Ltd. 2019-1A A†	1.462% (3 Mo. LIBOR + 1.07%	)#	2/15/2029	20,283	19,930,129
Textainer Marine Containers VII Ltd. 2018-1A A†	4.11%		7/20/2043	11,568	11,629,247
Thacher Park CLO Ltd. 2014-1A AR†	2.295% (3 Mo. LIBOR + 1.16%	)#	10/20/2026	17,852	17,740,303
THL Credit Wind River CLO Ltd. 2016-1A AR†	2.269% (3 Mo. LIBOR + 1.05%	)#	7/15/2028	20,000	19,756,988
Towd Point Asset Trust 2018-SL1 A†	0.768% (1 Mo. LIBOR + .60%	)#	1/25/2046	58,483	56,840,076
TPG Real Estate Finance Issuer Ltd. 2018-FL2 A†	1.314% (1 Mo. LIBOR + 1.13%	)#	11/15/2037	76,177	73,895,499

See Notes to Financial Statements.	265

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
TRTX Issuer Ltd. 2019-FL3 A†	1.334% (1 Mo. LIBOR + 1.15%	)#	10/15/2034	$14,475	$13,969,065
Westgate Resorts LLC 2016-1A A†	3.50%		12/20/2028	9,202	9,159,549
WhiteHorse VIII Ltd. 2014-1A BR†	2.137% (3 Mo. LIBOR + 1.45%	)#	5/1/2026	55,578	54,770,102
Total					5,599,380,360
Total Asset-Backed Securities (cost $11,036,892,204)					10,976,488,848

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COMMON STOCK 0.00%

Oil
Templar Energy LLC Class A Units (cost $1,776,469)				178	14,212	(d)

				Principal Amount (000)

CONVERTIBLE BONDS 0.10%

Energy Equipment & Services 0.01%
SunPower Corp.	0.875%		6/1/2021	$8,170	7,455,125

Technology 0.09%
Trip.com Group Ltd. (China)(e)	1.00%		7/1/2020	5,358	5,368,308
Weibo Corp. (China)(e)	1.25%		11/15/2022	44,445	39,222,712
Total					44,591,020
Total Convertible Bonds (cost $55,735,521)					52,046,145

CORPORATE BONDS 46.75%

Aerospace/Defense 0.70%
Boeing Co. (The)	2.30%		8/1/2021	25,471	25,525,682
Boeing Co. (The)	4.508%		5/1/2023	130,982	135,397,824
Boeing Co. (The)	4.875%		5/1/2025	132,940	141,250,748
Bombardier, Inc. (Canada)†(e)	8.75%		12/1/2021	16,925	12,307,606
Howmet Aerospace, Inc.	5.125%		10/1/2024	35,383	35,956,211
Spirit AeroSystems, Inc.	1.541% (3 Mo. LIBOR + .80%	)#	6/15/2021	3,000	2,710,448
Triumph Group, Inc.	5.25%		6/1/2022	12,442	10,220,916
Total					363,369,435

266	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Air Transportation 0.18%
Air Canada 2015-1 Class B Pass-Through Trust (Canada)†(e)	3.875%		3/15/2023	$8,606	$7,239,893
Air Canada 2015-2 Class B Pass-Through Trust (Canada)†(e)	5.00%		12/15/2023	5,078	3,567,060
American Airlines 2011-1 Class A Pass-Through Trust	5.25%		1/31/2021	3,938	3,246,685
American Airlines 2013-1 Class B Pass-Through Trust†	5.625%		1/15/2021	6,774	6,096,684
American Airlines 2013-2 Class B Pass-Through Trust†	5.60%		7/15/2020	23,565	22,769,918
American Airlines 2014-1 Class B Pass-Through Trust	4.375%		10/1/2022	13,623	8,181,059
American Airlines Group, Inc.†	3.75%		3/1/2025	52,084	25,529,233
United Airlines 2014-1 Class B Pass-Through Trust	4.75%		4/11/2022	5,097	4,113,205
United Airlines, Inc.	6.636%		7/2/2022	4,941	4,224,619
US Airways 2012-2 Class B Pass-Through Trust	6.75%		6/3/2021	7,285	5,777,118
Total					90,745,474

Auto Parts: Original Equipment 0.31%
Aptiv Corp.	4.15%		3/15/2024	6,200	6,547,198
IHO Verwaltungs GmbH PIK 5.50% (Germany)†(e)	4.75%		9/15/2026	16,763	16,116,032
Nexteer Automotive Group Ltd.†	5.875%		11/15/2021	19,774	19,872,880
ZF North America Capital, Inc.†	4.50%		4/29/2022	30,877	30,597,563
ZF North America Capital, Inc.†	4.75%		4/29/2025	90,469	88,546,534
Total					161,680,207

Automotive 3.70%
Aston Martin Capital Holdings Ltd. (Jersey)†(e)	6.50%		4/15/2022	14,996	11,980,004
BMW Finance NV (Netherlands)†(e)	1.225% (3 Mo. LIBOR + .79%	)#	8/12/2022	30,457	29,462,056
BMW US Capital LLC†	3.80%		4/6/2023	134,798	141,499,999
BMW US Capital LLC†	3.90%		4/9/2025	127,976	138,401,363
Daimler Finance North America LLC†	0.808% (3 Mo. LIBOR + .45%	)#	2/22/2021	11,401	11,246,705
Daimler Finance North America LLC†	0.865% (3 Mo. LIBOR + .43%	)#	2/12/2021	15,461	15,217,804
Daimler Finance North America LLC†	1.106% (3 Mo. LIBOR + .55%	)#	5/4/2021	28,723	28,285,994
Daimler Finance North America LLC†	1.211% (3 Mo. LIBOR + .67%	)#	11/5/2021	17,975	17,462,419

See Notes to Financial Statements.	267

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automotive (continued)
Daimler Finance North America LLC†	1.238% (3 Mo. LIBOR + .88%	)#	2/22/2022	$12,862	$12,456,109
Daimler Finance North America LLC†	1.292% (3 Mo. LIBOR + .90%	)#	2/15/2022	57,374	55,381,024
Daimler Finance North America LLC†	1.396% (3 Mo. LIBOR + .84%	)#	5/4/2023	7,070	6,637,208
Daimler Finance North America LLC†	1.75%		3/10/2023	83,123	81,937,561
Daimler Finance North America LLC†	2.20%		10/30/2021	13,773	13,812,198
Daimler Finance North America LLC†	2.70%		6/14/2024	28,125	28,196,930
Daimler Finance North America LLC†	3.35%		2/22/2023	3,850	3,939,330
Daimler Finance North America LLC†	3.65%		2/22/2024	22,690	23,621,742
Daimler Finance North America LLC†	3.70%		5/4/2023	21,450	22,134,537
Ford Motor Credit Co. LLC	1.636% (3 Mo. LIBOR + 1.08%	)#	8/3/2022	43,730	39,829,030
Ford Motor Credit Co. LLC	2.134% (3 Mo. LIBOR + .93%	)#	9/24/2020	33,368	33,036,094
Ford Motor Credit Co. LLC	2.979%		8/3/2022	21,161	20,314,560
Ford Motor Credit Co. LLC	3.087%		1/9/2023	25,234	23,965,992
Ford Motor Credit Co. LLC	3.096%		5/4/2023	6,483	6,103,550
Ford Motor Credit Co. LLC	3.219%		1/9/2022	15,768	15,255,540
Ford Motor Credit Co. LLC	3.336%		3/18/2021	10,000	9,869,500
Ford Motor Credit Co. LLC	3.339%		3/28/2022	13,539	13,133,236
Ford Motor Credit Co. LLC	3.81%		1/9/2024	20,000	18,850,000
Ford Motor Credit Co. LLC	5.584%		3/18/2024	153,525	153,287,036
Ford Motor Credit Co. LLC	5.596%		1/7/2022	17,541	17,584,853
Ford Motor Credit Co. LLC	5.875%		8/2/2021	48,692	48,965,893
General Motors Co.	1.274% (3 Mo. LIBOR + .80%	)#	8/7/2020	10,399	10,337,117
General Motors Co.	5.40%		10/2/2023	12,953	13,692,544
General Motors Co.	6.125%		10/1/2025	13,052	14,277,264
General Motors Financial Co., Inc.	2.363% (3 Mo. LIBOR + .99%	)#	1/5/2023	5,000	4,490,040
General Motors Financial Co., Inc.	2.90%		2/26/2025	30,124	29,321,654
General Motors Financial Co., Inc.	3.15%		6/30/2022	55,893	55,783,178
General Motors Financial Co., Inc.	3.45%		1/14/2022	4,963	4,966,753
General Motors Financial Co., Inc.	3.55%		7/8/2022	10,607	10,514,428
General Motors Financial Co., Inc.	3.70%		5/9/2023	17,096	17,113,807
General Motors Financial Co., Inc.	3.95%		4/13/2024	31,758	31,910,712
General Motors Financial Co., Inc.	4.25%		5/15/2023	13,110	13,193,152
General Motors Financial Co., Inc.	5.10%		1/17/2024	95,239	99,427,677
General Motors Financial Co., Inc.	5.20%		3/20/2023	25,902	26,982,201
Hyundai Capital America	1.604% (3 Mo. LIBOR + .82%	)#	3/12/2021	2,732	2,686,610

268	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automotive (continued)
Hyundai Capital America†	3.00%		6/20/2022	$8,450	$8,502,332
Hyundai Capital America†	3.25%		9/20/2022	23,225	23,139,425
Hyundai Capital America†	3.45%		3/12/2021	20,366	20,494,431
Hyundai Capital Services, Inc. (South Korea)†(e)	3.00%		8/29/2022	38,997	38,877,610
Nissan Motor Acceptance Corp.†	1.261% (3 Mo. LIBOR + .52%	)#	3/15/2021	11,260	10,774,738
Nissan Motor Acceptance Corp.†	1.90%		9/14/2021	4,610	4,381,024
Nissan Motor Acceptance Corp.†	1.961% (3 Mo. LIBOR + .65%	)#	7/13/2022	40,215	35,580,240
Nissan Motor Acceptance Corp.†	2.065% (3 Mo. LIBOR + .69%	)#	9/28/2022	53,835	46,768,763
Nissan Motor Acceptance Corp.†	2.201% (3 Mo. LIBOR + .89%	)#	1/13/2022	8,696	7,954,521
Nissan Motor Acceptance Corp.†	2.55%		3/8/2021	1,165	1,132,834
Nissan Motor Acceptance Corp.†	2.60%		9/28/2022	25,830	23,933,020
Nissan Motor Acceptance Corp.†	2.80%		1/13/2022	4,555	4,336,869
Nissan Motor Acceptance Corp.†	3.45%		3/15/2023	3,862	3,559,907
Nissan Motor Acceptance Corp.†	3.875%		9/21/2023	7,008	6,602,923
Toyota Motor Credit Corp.	1.35%		8/25/2023	70,245	70,894,975
Toyota Motor Credit Corp.	2.90%		3/30/2023	34,537	36,351,886
Volkswagen Group of America Finance LLC†	1.204% (3 Mo. LIBOR + .77%	)#	11/13/2020	25,426	25,321,917
Volkswagen Group of America Finance LLC†	1.375% (3 Mo. LIBOR + .94%	)#	11/12/2021	8,200	8,073,237
Volkswagen Group of America Finance LLC†	2.064% (3 Mo. LIBOR + .86%	)#	9/24/2021	1,000	985,965
Volkswagen Group of America Finance LLC†	2.90%		5/13/2022	64,608	65,773,451
Volkswagen Group of America Finance LLC†	3.125%		5/12/2023	54,941	56,458,153
Volkswagen Group of America Finance LLC†	3.35%		5/13/2025	15,503	16,169,904
Volkswagen Group of America Finance LLC†	4.25%		11/13/2023	14,585	15,633,089
Total					1,908,266,618

Banks: Regional 8.17%
ABN AMRO Bank NV (Netherlands)†(e)	4.75%		7/28/2025	27,850	30,224,029
ABN AMRO Bank NV (Netherlands)(e)	6.25%		4/27/2022	64,981	70,036,489
AIB Group plc (Ireland)†(e)	4.263% (3 Mo. LIBOR + 1.87%	)#	4/10/2025	29,576	30,834,660
AIB Group plc (Ireland)†(e)	4.75%		10/12/2023	22,919	24,296,694
Akbank T.A.S. (Turkey)†(e)	5.00%		10/24/2022	20,000	19,749,120
ASB Bank Ltd. (New Zealand)†(e)	3.75%		6/14/2023	31,956	34,299,156
Associated Bank NA	3.50%		8/13/2021	27,007	27,568,184

See Notes to Financial Statements.	269

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)
Australia & New Zealand Banking Group Ltd. (Australia)†(e)	4.50%		3/19/2024	$11,744	$12,602,942
Banco de Credito del Peru (Peru)†(e)	2.70%		1/11/2025	17,047	17,056,632
Bancolombia SA (Colombia)(e)	3.00%		1/29/2025	35,102	33,972,242
Bank of America Corp.	2.02% (3 Mo. LIBOR + 1.00%	)#	4/24/2023	11,026	10,988,977
Bank of America Corp.	2.289% (3 Mo. LIBOR + 1.18%	)#	10/21/2022	9,363	9,406,756
Bank of America Corp.	2.456% (3 Mo. LIBOR + .87%	)#	10/22/2025	43,624	45,442,942
Bank of America Corp.	3.95%		4/21/2025	46,800	51,190,786
Bank of America Corp.	4.00%		1/22/2025	27,998	30,596,750
Bank of America Corp.	4.20%		8/26/2024	72,450	79,993,457
Bank of Ireland Group plc (Ireland)†(e)	4.50%		11/25/2023	30,413	31,584,344
BankUnited, Inc.	4.875%		11/17/2025	21,500	23,119,663
Barclays Bank plc (United Kingdom)(e)	1.70%		5/12/2022	32,243	32,692,321
Barclays Bank plc (United Kingdom)(e)	1.771% (3 Mo. LIBOR + .46%	)#	1/11/2021	5,000	5,001,111
Barclays Bank plc (United Kingdom)†(e)	10.179%		6/12/2021	86,748	93,879,128
BBVA Bancomer SA†	6.50%		3/10/2021	13,469	13,849,836
BBVA Bancomer SA†	6.75%		9/30/2022	37,105	39,432,411
BBVA USA	1.498% (3 Mo. LIBOR + .73%	)#	6/11/2021	4,225	4,188,045
BBVA USA	2.50%		8/27/2024	22,500	22,298,054
Capital One NA	1.268% (3 Mo. LIBOR + .82%	)#	8/8/2022	3,400	3,341,029
Capital One NA	1.91% (3 Mo. LIBOR + 1.15%	)#	1/30/2023	4,797	4,725,955
CIT Group, Inc.	4.125%		3/9/2021	18,321	18,316,878
CIT Group, Inc.	4.75%		2/16/2024	27,174	27,267,343
CIT Group, Inc.	5.00%		8/15/2022	3,109	3,126,457
Citigroup, Inc.	1.678% (SOFR + 1.67%	)#	5/15/2024	49,816	50,291,808
Citigroup, Inc.	1.681% (3 Mo. LIBOR + .69%	)#	10/27/2022	71,031	70,308,737
Citigroup, Inc.	1.78% (3 Mo. LIBOR + 1.43%	)#	9/1/2023	5,250	5,285,211
Citigroup, Inc.	1.951% (3 Mo. LIBOR + .96%	)#	4/25/2022	37,124	37,195,873
Citigroup, Inc.	1.97% (3 Mo. LIBOR + .95%	)#	7/24/2023	6,500	6,452,577
Citigroup, Inc.	2.876% (3 Mo. LIBOR + .95%	)#	7/24/2023	70,824	73,124,759
Citigroup, Inc.	3.352% (3 Mo. LIBOR + .90%	)#	4/24/2025	42,016	44,738,618
Citigroup, Inc.	4.05%		7/30/2022	30,682	32,458,197
Citigroup, Inc.	4.40%		6/10/2025	112,156	124,201,903
Citigroup, Inc.	5.50%		9/13/2025	30,185	35,348,275
Citizens Bank NA/Providence RI	1.144% (3 Mo. LIBOR + .72%	)#	2/14/2022	14,985	14,830,155
Citizens Bank NA/Providence RI	1.17% (3 Mo. LIBOR + .81%	)#	5/26/2022	16,325	16,229,719

270	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)
Citizens Bank NA/Providence RI	2.325% (3 Mo. LIBOR + .95%	)#	3/29/2023	$22,245	$21,778,283
Citizens Financial Group, Inc.†	4.15%		9/28/2022	12,593	13,149,242
Commonwealth Bank of Australia (Australia)†(e)	4.50%		12/9/2025	5,852	6,573,711
Credit Suisse AG	2.80%		4/8/2022	31,589	32,739,888
Credit Suisse Group Funding Guernsey Ltd. (Guernsey)(e)	3.80%		9/15/2022	21,574	22,792,392
Danske Bank A/S (Denmark)†(e)	2.75%		9/17/2020	43,848	44,102,271
Danske Bank A/S (Denmark)†(e)	3.001% (3 Mo. LIBOR + 1.25%	)#	9/20/2022	33,730	34,089,488
Danske Bank A/S (Denmark)†(e)	5.00%		1/12/2022	58,835	61,671,784
Danske Bank A/S (Denmark)†(e)	5.375%		1/12/2024	37,947	41,505,535
Discover Bank	2.45%		9/12/2024	7,940	7,963,492
Discover Bank	3.35%		2/6/2023	26,689	27,448,205
FNB Corp.	2.20%		2/24/2023	30,163	30,170,434
Goldman Sachs Group, Inc. (The)	1.11% (3 Mo. LIBOR + .75%	)#	2/23/2023	47,482	46,665,004
Goldman Sachs Group, Inc. (The)	1.54% (3 Mo. LIBOR + .78%	)#	10/31/2022	121,099	119,693,929
Goldman Sachs Group, Inc. (The)	1.963% (3 Mo. LIBOR + 1.15%	)#	11/29/2023	16,108	16,220,668
Goldman Sachs Group, Inc. (The)	2.02% (3 Mo. LIBOR + 1.00%	)#	7/24/2023	45,407	45,008,381
Goldman Sachs Group, Inc. (The)	2.101% (3 Mo. LIBOR + 1.11%	)#	4/26/2022	63,979	64,052,265
Goldman Sachs Group, Inc. (The)	2.876% (3 Mo. LIBOR +.82%	)#	10/31/2022	26,574	27,164,464
Goldman Sachs Group, Inc. (The)	2.908% (3 Mo. LIBOR + 1.05%	)#	6/5/2023	51,426	52,878,693
Goldman Sachs Group, Inc. (The)	3.272% (3 Mo. LIBOR + 1.20%	)#	9/29/2025	40,779	43,204,184
Goldman Sachs Group, Inc. (The)	4.25%		10/21/2025	31,229	34,746,578
Goldman Sachs Group, Inc. (The)	5.25%		7/27/2021	29,945	31,373,053
Goldman Sachs Group, Inc. (The)	5.75%		1/24/2022	18,050	19,442,861
HSBC Holdings PLC (United Kingdom)(e)	4.25%		3/14/2024	29,000	30,931,744
ING Bank NV (Netherlands)†(e)	5.80%		9/25/2023	17,570	19,425,408
ING Groep NV (Netherlands)(e)	2.525% (3 Mo. LIBOR + 1.15%	)#	3/29/2022	4,050	4,050,010
Intesa Sanpaolo SpA (Italy)†(e)	5.017%		6/26/2024	18,140	18,215,414
Intesa Sanpaolo SpA (Italy)†(e)	6.50%		2/24/2021	77,183	78,965,788

See Notes to Financial Statements.	271

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)
Itau Unibanco Holding SA†	2.90%		1/24/2023	$41,640	$40,693,106
JPMorgan Chase & Co.	1.933% (3 Mo. LIBOR + .89%	)#	7/23/2024	33,034	32,513,910
JPMorgan Chase & Co.	2.25% (3 Mo. LIBOR + 1.23%	)#	10/24/2023	65,125	65,312,599
JPMorgan Chase & Co.	3.875%		9/10/2024	58,078	63,897,755
Lloyds Bank plc (United Kingdom)†(e)	6.50%		9/14/2020	90,296	91,455,813
M&T Bank Corp.	1.671% (3 Mo. LIBOR + .68%	)#	7/26/2023	9,150	9,105,633
Macquarie Bank Ltd. (Australia)†(e)	4.875%		6/10/2025	5,488	5,957,019
Macquarie Bank Ltd. (Australia)†(e)	6.625%		4/7/2021	24,042	25,119,456
Macquarie Group Ltd. (Australia)†(e)	3.189% (3 Mo. LIBOR + 1.02%	)#	11/28/2023	27,716	28,564,981
Macquarie Group Ltd. (Australia)†(e)	4.15% (3 Mo. LIBOR + 1.33%	)#	3/27/2024	45,822	48,787,954
Manufacturers & Traders Trust Co.	0.99% (3 Mo. LIBOR + .64%	)#	12/1/2021	15,000	14,853,755
Manufacturers & Traders Trust Co.	1.385% (1 Mo. LIBOR + 1.22%	)#	12/28/2020	12,384	12,385,824
Morgan Stanley	2.028% (3 Mo. LIBOR + .93%	)#	7/22/2022	9,386	9,370,048
Morgan Stanley	2.315% (3 Mo. LIBOR + 1.18%	)#	1/20/2022	47,070	47,228,625
Morgan Stanley	2.42% (3 Mo. LIBOR + 1.14%	)#	10/24/2023	56,564	56,751,995
Morgan Stanley	2.72% (SOFR + 1.15%	)#	7/22/2025	26,393	27,706,275
Morgan Stanley	4.10%		5/22/2023	19,365	20,760,837
Morgan Stanley	5.00%		11/24/2025	26,295	30,296,622
National Securities Clearing Corp.†	1.20%		4/23/2023	55,014	55,356,926
National Securities Clearing Corp.†	1.50%		4/23/2025	52,419	53,175,565
Nordea Bank Abp (Finland)†(e)	4.25%		9/21/2022	18,035	18,891,774
Nordea Bank Abp (Finland)†(e)	4.875%		5/13/2021	62,259	64,302,897
People’s United Bank NA	4.00%		7/15/2024	5,725	5,930,495
Popular, Inc.	6.125%		9/14/2023	13,517	13,667,647
Royal Bank of Scotland Group plc (United Kingdom)(e)	6.125%		12/15/2022	38,534	41,631,924
Santander Holdings USA, Inc.	3.50%		6/7/2024	9,000	9,370,877
Santander UK Group Holdings plc (United Kingdom)(e)	3.373% (3 Mo. LIBOR + 1.08%	)#	1/5/2024	19,792	20,547,977
Standard Chartered Bank Hong Kong Ltd. (Hong Kong)(e)	5.875%		6/24/2020	30,122	30,210,450
Standard Chartered plc (United Kingdom)†(e)	4.247% (3 Mo. LIBOR + 1.15%	)#	1/20/2023	41,630	43,093,215
SunTrust Bank/Atlanta GA	1.146% (3 Mo. LIBOR + .59%	)#	8/2/2022	4,925	4,913,483
SVB Financial Group	3.50%		1/29/2025	6,020	6,276,220
Swedbank AB†(e)(f)	1.30%		6/2/2023	63,916	63,841,218	(b)

272	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)
Swedbank AB (Sweden)†(e)	1.441% (3 Mo. LIBOR + .70%	)#	3/14/2022	$1,300	$1,297,536
Swedbank AB (Sweden)†(e)	2.80%		3/14/2022	30,591	31,587,563
Synovus Bank	2.289% (SOFR + .95%	)#	2/10/2023	12,181	12,039,698
Synovus Financial Corp.	3.125%		11/1/2022	1,985	1,998,885
Toronto-Dominion Bank (The) (Canada)(e)	0.88% (3 Mo. LIBOR + .53%	)#	12/1/2022	43,322	43,153,815
Truist Bank	0.976% (3 Mo. LIBOR + .59%	)#	5/17/2022	263	260,641
Truist Bank	1.50%		3/10/2025	41,840	42,770,575
Truist Financial Corp.	4.00%		5/1/2025	33,633	37,966,627
Turkiye Vakiflar Bankasi TAO (Turkey)†(e)	5.25%		2/5/2025	37,703	34,494,286
Turkiye Vakiflar Bankasi TAO (Turkey)†(e)	5.625%		5/30/2022	33,879	33,599,837
Turkiye Vakiflar Bankasi TAO (Turkey)†(e)	5.75%		1/30/2023	17,943	17,511,202
UBS AG	7.625%		8/17/2022	137,626	152,144,167
UBS AG (Switzerland)(e)	5.125%		5/15/2024	33,561	36,377,372
UBS AG (United Kingdom)†(e)	1.75%		4/21/2022	28,736	29,213,900
UBS Group AG (Switzerland)†(e)	1.578% (3 Mo. LIBOR + 1.22%	)#	5/23/2023	83,348	83,630,326
UBS Group Funding Switzerland AG (Switzerland)†(e)	2.859% (3 Mo. LIBOR + .95%	)#	8/15/2023	10,282	10,607,220
Wells Fargo & Co.	1.378% (3 Mo. LIBOR + .93%	)#	2/11/2022	8,742	8,743,982
Wells Fargo & Co.	1.99% (3 Mo. LIBOR + 1.23%	)#	10/31/2023	38,483	38,511,071
Wells Fargo & Co.	2.13% (3 Mo. LIBOR + 1.11%	)#	1/24/2023	40,471	40,447,846
Wells Fargo & Co.	2.164% (3 Mo. LIBOR + .75%	)#	2/11/2026	43,206	43,846,842
Wells Fargo & Co.	2.406% (3 Mo. LIBOR + .83%	)#	10/30/2025	49,642	51,004,176
Wells Fargo & Co.	3.75%		1/24/2024	8,720	9,389,686
Zions Bancorp N.A.	3.35%		3/4/2022	36,198	36,648,214
Total					4,216,789,734

Beverages 0.08%
Bacardi Ltd.†	4.45%		5/15/2025	2,400	2,600,903
Constellation Brands, Inc.	1.092% (3 Mo. LIBOR + .70%	)#	11/15/2021	14,452	14,362,486
Constellation Brands, Inc.	4.75%		11/15/2024	5,250	6,014,794
Keurig Dr Pepper, Inc.	2.70%		11/15/2022	775	805,807
Pernod Ricard SA (France)†(e)	4.25%		7/15/2022	4,722	5,033,424
Pernod Ricard SA (France)†(e)	4.45%		1/15/2022	9,794	10,352,078
Total					39,169,492

Building Materials 0.45%
Boral Finance Pty Ltd. (Australia)†(e)	3.00%		11/1/2022	15,785	15,740,641
Carrier Global Corp.†	2.242%		2/15/2025	92,334	92,677,864

See Notes to Financial Statements.	273

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Building Materials (continued)
CPG Merger Sub LLC†	8.00%		10/1/2021	$30,597	$30,723,213
Owens Corning	4.20%		12/1/2024	57,739	61,044,189
Vulcan Materials Co.	1.00% (3 Mo. LIBOR + .65%	)#	3/1/2021	31,712	31,396,282
Total					231,582,189

Business Services 0.33%
Adani Ports & Special Economic Zone Ltd. (India)†(e)	3.375%		7/24/2024	30,600	29,784,963
Adani Ports & Special Economic Zone Ltd. (India)†(e)	3.95%		1/19/2022	4,495	4,478,754
Capitol Investment Merger Sub 2 LLC†	10.00%		8/1/2024	8,118	7,783,985
IHS Markit Ltd. (United Kingdom)(e)	4.125%		8/1/2023	28,804	31,239,810
Laureate Education, Inc.†	8.25%		5/1/2025	8,414	8,913,497
PayPal Holdings, Inc.	1.35%		6/1/2023	30,225	30,726,637
PayPal Holdings, Inc.	1.65%		6/1/2025	30,225	30,993,609
PayPal Holdings, Inc.	2.40%		10/1/2024	25,774	27,259,137
Total					171,180,392

Chemicals 0.65%
Albemarle Corp.†	1.442% (3 Mo. LIBOR + 1.05%	)#	11/15/2022	8,284	7,923,842
Blue Cube Spinco LLC	9.75%		10/15/2023	20,344	21,221,132
Blue Cube Spinco LLC	10.00%		10/15/2025	10,211	10,787,360
Celanese US Holdings LLC	4.625%		11/15/2022	13,901	14,627,082
Celanese US Holdings LLC	5.875%		6/15/2021	48,400	50,289,978
CNAC HK Finbridge Co. Ltd. (Hong Kong)(e)	3.50%		7/19/2022	19,800	20,212,006
CNAC HK Finbridge Co. Ltd. (Hong Kong)(e)	4.125%		3/14/2021	19,975	20,254,050
Dow Chemical Co. (The)	4.55%		11/30/2025	3,920	4,384,808
DuPont de Nemours, Inc.	4.205%		11/15/2023	30,792	33,521,231
DuPont de Nemours, Inc.	1.502% (3 Mo. LIBOR + 1.11%	)#	11/15/2023	10,000	9,895,788
Equate Petrochemical BV (Netherlands)†(e)	3.00%		3/3/2022	11,400	11,396,010
Mosaic Co. (The)	3.25%		11/15/2022	6,000	6,050,705
Mosaic Co. (The)	3.75%		11/15/2021	9,000	9,100,830
Mosaic Co. (The)	4.25%		11/15/2023	6,400	6,589,711
NOVA Chemicals Corp. (Canada)†(e)	5.25%		8/1/2023	21,657	20,695,754
Nutrien Ltd. (Canada)(e)	1.90%		5/13/2023	21,586	21,976,991
Nutrien Ltd. (Canada)(e)	3.00%		4/1/2025	11,625	12,194,925
Nutrien Ltd. (Canada)(e)	3.375%		3/15/2025	6,978	7,389,434
OCI NV (Netherlands)†(e)	6.625%		4/15/2023	8,463	8,674,575
Syngenta Finance NV (Netherlands)†(e)	3.933%		4/23/2021	26,837	26,901,055
Syngenta Finance NV (Netherlands)†(e)	4.441%		4/24/2023	9,425	9,680,143
Total					333,767,410

274	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Computer Hardware 0.84%
Booz Allen Hamilton, Inc.†	5.125%		5/1/2025	$7,854	$7,972,949
Dell International LLC/EMC Corp.†	4.00%		7/15/2024	6,324	6,578,684
Dell International LLC/EMC Corp.†	5.45%		6/15/2023	167,010	179,462,382
Dell International LLC/EMC Corp.†	5.85%		7/15/2025	24,669	27,647,562
Dell International LLC/EMC Corp.†	5.875%		6/15/2021	12,635	12,658,564
Hewlett Packard Enterprise Co.	1.464% (3 Mo. LIBOR + .68%	)#	3/12/2021	43,058	42,801,299
Hewlett Packard Enterprise Co.	2.093% (3 Mo. LIBOR + .72%	)#	10/5/2021	80,295	79,322,546
HT Global IT Solutions Holdings Ltd. (Mauritius)†(e)	7.00%		7/14/2021	9,770	8,695,300
Leidos, Inc.†	2.95%		5/15/2023	50,892	52,935,823
Leidos, Inc.†	3.625%		5/15/2025	15,640	16,858,825
Total					434,933,934

Computer Software 0.56%
Genesys Telecommunications Laboratories, Inc./ Greeneden Lux 3 Sarl/Greeneden US Ho†	10.00%		11/30/2024	50,287	53,686,653
Oracle Corp.	2.50%		4/1/2025	78,276	83,367,629
RP Crown Parent LLC†	7.375%		10/15/2024	16,607	16,542,980
Solera LLC/Solera Finance, Inc.†	10.50%		3/1/2024	81,960	83,505,356
Sophia LP/Sophia Finance, Inc.†	9.00%		9/30/2023	51,847	52,619,261
Total					289,721,879

Construction/Homebuilding 0.18%
D.R. Horton, Inc.	2.60%		10/15/2025	19,581	20,136,080
D.R. Horton, Inc.	4.375%		9/15/2022	9,273	9,746,633
D.R. Horton, Inc.	4.75%		2/15/2023	4,048	4,306,617
D.R. Horton, Inc.	5.75%		8/15/2023	26,036	28,859,777
M/I Homes, Inc.	5.625%		8/1/2025	8,611	8,642,387
Williams Scotsman International, Inc.†	6.875%		8/15/2023	12,602	12,805,459
Williams Scotsman International, Inc.†	7.875%		12/15/2022	10,212	10,503,195
Total					95,000,148

Containers 0.03%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer†	5.125%		7/15/2023	9,417	9,559,244
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer†	7.00%		7/15/2024	7,240	7,295,422
Total					16,854,666

See Notes to Financial Statements.	275

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Diversified 0.03%
KOC Holding AS (Turkey)†(e)	5.25%		3/15/2023	$14,101	$14,004,041

Drugs 2.78%
AbbVie, Inc.†	0.841% (3 Mo. LIBOR + .46%	)#	11/19/2021	13,605	13,526,671
AbbVie, Inc.†	1.024% (3 Mo. LIBOR + .65%	)#	11/21/2022	83,372	82,741,972
AbbVie, Inc.†	2.30%		11/21/2022	14,528	15,008,931
AbbVie, Inc.†	2.60%		11/21/2024	87,003	91,496,524
AbbVie, Inc.	3.60%		5/14/2025	10,000	11,044,861
AstraZeneca plc (United Kingdom)(e)	1.051% (3 Mo. LIBOR + .67%	)#	8/17/2023	25,161	24,879,242
AstraZeneca plc (United Kingdom)(e)	1.516% (3 Mo. LIBOR + .62%	)#	6/10/2022	11,637	11,577,168
AstraZeneca plc (United Kingdom)(e)	3.375%		11/16/2025	5,800	6,487,531
Bausch Health Cos., Inc.†	6.125%		4/15/2025	48,563	49,407,753
Bausch Health Cos., Inc.†	6.50%		3/15/2022	57,059	58,135,418
Bausch Health Cos., Inc.†	7.00%		3/15/2024	94,212	97,735,058
Bayer US Finance II LLC†	1.751% (3 Mo. LIBOR + 1.01%	)#	12/15/2023	126,102	122,857,561
Bayer US Finance II LLC†	1.846% (3 Mo. LIBOR + .63%	)#	6/25/2021	91,883	91,398,491
Bayer US Finance II LLC†	2.75%		7/15/2021	18,595	18,987,358
Bayer US Finance II LLC†	3.375%		7/15/2024	20,553	21,935,785
Bayer US Finance II LLC†	3.875%		12/15/2023	142,660	154,014,044
Bayer US Finance II LLC†	4.25%		12/15/2025	29,075	32,597,941
Bayer US Finance LLC†	3.375%		10/8/2024	11,782	12,625,360
Becton Dickinson & Co.	2.031% (3 Mo. LIBOR + 1.03%	)#	6/6/2022	49,159	48,666,184
Becton Dickinson & Co.	2.25% (3 Mo. LIBOR + .88%	)#	12/29/2020	57,911	57,901,245
Cardinal Health, Inc.	1.511% (3 Mo. LIBOR + .77%	)#	6/15/2022	78,692	77,203,486
Cardinal Health, Inc.	3.079%		6/15/2024	70,949	74,974,169
Cardinal Health, Inc.	3.20%		6/15/2022	6,000	6,205,441
Cardinal Health, Inc.	3.50%		11/15/2024	37,187	39,906,002
Cigna Corp.	1.493% (3 Mo. LIBOR + .65%	)#	9/17/2021	40,701	40,493,628
Cigna Corp.	2.109% (3 Mo. LIBOR + .89%	)#	7/15/2023	46,221	45,661,815
Cigna Corp.†	3.25%		4/15/2025	24,168	26,214,427
Cigna Corp.†	3.50%		6/15/2024	32,018	34,599,481
Cigna Corp.	4.125%		11/15/2025	26,920	30,709,299
CVS Health Corp.	1.719% (3 Mo. LIBOR + .72%	)#	3/9/2021	16,963	16,990,850
CVS Health Corp.	4.10%		3/25/2025	15,325	17,145,446
Zoetis, Inc.	0.817% (3 Mo. LIBOR + .44%	)#	8/20/2021	1,425	1,423,597
Total					1,434,552,739

276	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Electric: Power 3.26%
AES Corp. (The)	4.875%		5/15/2023	$20,236	$20,430,367
Ausgrid Finance Pty Ltd. (Australia)†(e)	3.85%		5/1/2023	74,602	78,345,869
Avangrid, Inc.	3.15%		12/1/2024	16,229	17,302,167
Avangrid, Inc.	3.20%		4/15/2025	26,250	28,131,995
Calpine Corp.	5.75%		1/15/2025	31,519	32,326,674
CenterPoint Energy, Inc.	2.50%		9/1/2024	37,095	38,535,791
CenterPoint Energy, Inc.	3.85%		2/1/2024	14,501	15,683,283
Comision Federal de Electricidad (Mexico)†(e)	4.875%		5/26/2021	69,872	71,348,046
Comision Federal de Electricidad (Mexico)†(e)	4.875%		1/15/2024	23,733	25,184,154
Dominion Energy, Inc.†	0.75% (3 Mo. LIBOR + .40%	)#	12/1/2020	43,220	43,107,361
Dominion Energy, Inc.	3.071%		8/15/2024	72,167	76,728,623
Dominion Energy, Inc.	4.104%		4/1/2021	57,101	58,007,930
DPL, Inc.	7.25%		10/15/2021	12,335	12,718,927
DTE Energy Co.	2.529%		10/1/2024	103,646	107,248,974
DTE Energy Co.	3.30%		6/15/2022	1,010	1,051,960
DTE Energy Co.	3.50%		6/1/2024	4,445	4,754,223
Duquesne Light Holdings, Inc.†	5.90%		12/1/2021	45,672	47,934,495
Duquesne Light Holdings, Inc.†	6.40%		9/15/2020	27,314	27,756,451
Enel Finance International NV (Netherlands)†(e)	2.65%		9/10/2024	49,598	51,708,357
Enel Finance International NV (Netherlands)†(e)	2.75%		4/6/2023	37,000	38,207,665
Enel Finance International NV (Netherlands)†(e)	2.875%		5/25/2022	90,277	92,703,440
Enel Finance International NV (Netherlands)†(e)	4.25%		9/14/2023	76,806	82,959,283
Evergy, Inc.	2.45%		9/15/2024	41,076	43,017,484
Exelon Generation Co. LLC	3.25%		6/1/2025	52,426	54,333,289
FirstEnergy Transmission LLC†	4.35%		1/15/2025	28,198	31,768,230
IPALCO Enterprises, Inc.	3.70%		9/1/2024	1,089	1,151,499
Jersey Central Power & Light Co.†	4.70%		4/1/2024	38,925	43,696,413
NextEra Energy Capital Holdings, Inc.	1.036% (3 Mo. LIBOR + .48%	)#	5/4/2021	3,000	2,998,016
NextEra Energy Capital Holdings, Inc.	1.08% (3 Mo. LIBOR + .72%	)#	2/25/2022	8,025	7,990,534
NRG Energy, Inc.†	3.75%		6/15/2024	84,775	88,065,861
Origin Energy Finance Ltd. (Australia)†(e)	5.45%		10/14/2021	18,162	18,902,031
PPL Capital Funding, Inc.	3.40%		6/1/2023	13,785	14,433,982
PPL Capital Funding, Inc.	3.50%		12/1/2022	6,667	6,975,600
PPL Capital Funding, Inc.	3.95%		3/15/2024	21,203	22,730,749
PPL WEM Ltd./Western Power Distribution Ltd. (United Kingdom)†(e)	5.375%		5/1/2021	79,538	81,424,344
PSEG Power LLC	4.15%		9/15/2021	1,165	1,195,797

See Notes to Financial Statements.	277

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Electric: Power (continued)
Puget Energy, Inc.	5.625%		7/15/2022	$19,449	$20,718,836
Puget Energy, Inc.	6.00%		9/1/2021	34,081	35,857,973
Sempra Energy	1.191% (3 Mo. LIBOR + .45%	)#	3/15/2021	30,947	30,903,934
Sempra Energy	1.719% (3 Mo. LIBOR + .50%	)#	1/15/2021	50,077	49,852,656
TransAlta Corp. (Canada)(e)	4.50%		11/15/2022	20,321	20,333,701
Vistra Operations Co. LLC†	3.55%		7/15/2024	129,556	132,626,301
Total					1,681,153,265

Electrical Equipment 0.76%
Analog Devices, Inc.	2.95%		4/1/2025	9,918	10,587,629
Broadcom, Inc.†	3.15%		11/15/2025	38,768	40,228,033
Broadcom, Inc.†	3.625%		10/15/2024	43,004	45,677,617
Broadcom, Inc.†	4.70%		4/15/2025	24,140	26,506,552
Microchip Technology, Inc.†	2.67%		9/1/2023	43,337	43,577,926
Micron Technology, Inc.	2.497%		4/24/2023	40,528	41,554,504
NXP BV/NXP Funding LLC (Netherlands)†(e)	2.70%		5/1/2025	43,930	45,376,977
NXP BV/NXP Funding LLC (Netherlands)†(e)	3.875%		9/1/2022	23,662	24,819,612
NXP BV/NXP Funding LLC (Netherlands)†(e)	4.125%		6/1/2021	83,323	85,779,358
NXP BV/NXP Funding LLC (Netherlands)†(e)	4.625%		6/1/2023	25,915	27,959,632
Total					392,067,840

Electronics 0.17%
Flex Ltd.	3.75%		2/1/2026	43,180	44,596,652
Trimble, Inc.	4.15%		6/15/2023	30,689	32,152,937
Trimble, Inc.	4.75%		12/1/2024	9,077	9,716,965
Total					86,466,554

Energy Equipment & Services 0.06%
Greenko Mauritius Ltd. (India)†(e)	6.25%		2/21/2023	30,255	29,800,626

Entertainment 0.12%
Eldorado Resorts, Inc.	7.00%		8/1/2023	8,846	8,946,446
Enterprise Development Authority (The)†	12.00%		7/15/2024	22,106	21,804,364
Scientific Games International, Inc.	6.625%		5/15/2021	32,205	31,355,593
Total					62,106,403

Financial Services 2.80%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(e)	3.50%		1/15/2025	18,805	15,961,357
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(e)	3.95%		2/1/2022	43,329	40,849,809

278	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Financial Services (continued)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(e)	4.875%		1/16/2024	$8,989	$8,046,256
Air Lease Corp.	4.25%		2/1/2024	24,240	23,049,837
Aircastle Ltd.	4.125%		5/1/2024	3,467	2,893,893
Aircastle Ltd.	4.40%		9/25/2023	51,446	43,416,996
Aircastle Ltd.	5.00%		4/1/2023	19,704	17,318,755
Aircastle Ltd.	5.50%		2/15/2022	38,028	35,761,753
Ally Financial, Inc.	3.875%		5/21/2024	79,257	80,159,341
Ally Financial, Inc.	4.125%		2/13/2022	10,000	10,244,350
Ally Financial, Inc.	4.25%		4/15/2021	11,491	11,632,052
Ally Financial, Inc.	5.125%		9/30/2024	91,164	95,105,476
Ally Financial, Inc.	5.75%		11/20/2025	9,049	9,439,238
American Express Co.	1.019% (3 Mo. LIBOR + .65%	)#	2/27/2023	8,000	7,918,574
Avolon Holdings Funding Ltd. (Ireland)†(e)	5.125%		10/1/2023	61,037	51,659,760
Avolon Holdings Funding Ltd. (Ireland)†(e)	5.25%		5/15/2024	45,647	38,591,606
Avolon Holdings Funding Ltd. (Ireland)†(e)	5.50%		1/15/2023	7,782	6,867,588
Capital One Financial Corp.	1.48% (3 Mo. LIBOR + .72%	)#	1/30/2023	23,896	23,107,011
Capital One Financial Corp.	1.949% (3 Mo. LIBOR + .95%	)#	3/9/2022	22,035	21,897,029
Capital One Financial Corp.	2.60%		5/11/2023	52,849	54,305,151
Discover Financial Services	5.20%		4/27/2022	35,645	37,562,539
GE Capital Funding LLC†	3.45%		5/15/2025	173,270	176,202,577
Global Aircraft Leasing Co. Ltd. PIK 7.25%†	6.50%		9/15/2024	39,966	21,869,595
International Lease Finance Corp.	8.25%		12/15/2020	50,964	51,842,230
International Lease Finance Corp.	8.625%		1/15/2022	57,816	59,283,286
Jefferies Financial Group, Inc.	5.50%		10/18/2023	52,897	56,982,180
Jefferies Group LLC	5.125%		1/20/2023	30,550	32,888,766
Jefferies Group LLC	6.875%		4/15/2021	18,250	19,019,071
Muthoot Finance Ltd. (India)†(e)	4.40%		9/2/2023	24,676	22,651,334
Muthoot Finance Ltd. (India)†(e)	6.125%		10/31/2022	25,082	24,755,934
Nationstar Mortgage Holdings, Inc.†	8.125%		7/15/2023	62,392	63,802,371
Navient Corp.	5.00%		10/26/2020	43,636	43,044,296
Navient Corp.	5.50%		1/25/2023	10,238	9,783,689
Navient Corp.	5.875%		10/25/2024	21,548	19,864,778
Navient Corp.	6.125%		3/25/2024	30,051	28,266,421
Nuveen Finance LLC†	4.125%		11/1/2024	625	688,239
Park Aerospace Holdings Ltd. (Ireland)†(e)	3.625%		3/15/2021	11,530	10,615,075
Park Aerospace Holdings Ltd. (Ireland)†(e)	4.50%		3/15/2023	54,138	45,921,431

See Notes to Financial Statements.	279

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Financial Services (continued)
Park Aerospace Holdings Ltd. (Ireland)†(e)	5.25%		8/15/2022	$23,251	$20,540,276
Park Aerospace Holdings Ltd. (Ireland)†(e)	5.50%		2/15/2024	113,275	97,471,303
Springleaf Finance Corp.	7.75%		10/1/2021	1,083	1,112,539
Total					1,442,393,762

Food 0.41%
Albertsons Cos Inc/Safeway Inc/New Albertsons LP/Albertsons LLC	5.75%		3/15/2025	9,336	9,628,730
Campbell Soup Co.	1.371% (3 Mo. LIBOR + .63%	)#	3/15/2021	15,924	15,896,071
Conagra Brands, Inc.	1.82% (3 Mo. LIBOR + .50%	)#	10/9/2020	4,978	4,973,661
General Mills, Inc.	1.716% (3 Mo. LIBOR + .54%	)#	4/16/2021	5,926	5,933,271
Ingles Markets, Inc.	5.75%		6/15/2023	27,070	27,324,052
JBS USA LUX SA/JBS USA Finance, Inc.†	5.875%		7/15/2024	26,610	27,084,057
MARB BondCo PLC (United Kingdom)(e)	7.00%		3/15/2024	2,500	2,525,000
MARB BondCo plc (United Kingdom)†(e)	7.00%		3/15/2024	6,041	6,101,410
Simmons Foods, Inc.†	7.75%		1/15/2024	6,709	7,102,449
Smithfield Foods, Inc.†	2.65%		10/3/2021	20,361	20,102,244
Smithfield Foods, Inc.†	3.35%		2/1/2022	28,451	28,194,986
Sysco Corp.	2.50%		7/15/2021	3,612	3,664,052
Sysco Corp.	2.60%		6/12/2022	6,779	6,991,312
Sysco Corp.	3.55%		3/15/2025	6,322	6,653,722
Sysco Corp.	5.65%		4/1/2025	33,231	37,888,421
Total					210,063,438

Health Care Products 0.36%
Boston Scientific Corp.	1.90%		6/1/2025	21,406	21,741,507
Fresenius US Finance II, Inc.†	4.25%		2/1/2021	30,922	31,020,561
Stryker Corp.(f)	1.15%		6/15/2025	26,002	25,995,006
Zimmer Biomet Holdings, Inc.	1.802% (3 Mo. LIBOR + .75%	)#	3/19/2021	10,820	10,731,398
Zimmer Biomet Holdings, Inc.	3.05%		1/15/2026	15,619	16,509,884
Zimmer Biomet Holdings, Inc.	3.15%		4/1/2022	5,453	5,642,892
Zimmer Biomet Holdings, Inc.	3.55%		4/1/2025	70,432	75,902,963
Total					187,544,211

Health Care Services 1.28%
Acadia Healthcare Co., Inc.	5.125%		7/1/2022	5,607	5,605,682
Acadia Healthcare Co., Inc.	5.625%		2/15/2023	36,990	36,986,116
Acadia Healthcare Co., Inc.	6.125%		3/15/2021	15,207	15,173,773
Anthem, Inc.	2.375%		1/15/2025	10,493	11,040,160

280	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Health Care Services (continued)
Anthem, Inc.	3.50%		8/15/2024	$2,065	$2,261,670
Centene Corp.†	5.375%		6/1/2026	12,959	13,734,078
CommonSpirit Health	2.76%		10/1/2024	32,146	32,557,297
Fresenius Medical Care US Finance II, Inc.†	4.125%		10/15/2020	16,485	16,514,836
Fresenius Medical Care US Finance II, Inc.†	4.75%		10/15/2024	14,746	15,986,208
Fresenius Medical Care US Finance II, Inc.†	5.875%		1/31/2022	35,710	37,944,335
Fresenius Medical Care US Finance, Inc.†	5.75%		2/15/2021	21,743	22,165,104
HCA, Inc.	5.00%		3/15/2024	93,250	102,789,034
HCA, Inc.	5.25%		4/15/2025	137,753	156,368,522
Health Care Service Corp. A Mutual Legal Reserve Co.†	1.50%		6/1/2025	25,995	26,145,064
Humana, Inc.	4.50%		4/1/2025	66,580	75,432,610
Select Medical Corp.†	6.25%		8/15/2026	20,665	21,771,507
Universal Health Services, Inc.†	4.75%		8/1/2022	65,120	65,322,849
Universal Health Services, Inc.†	5.00%		6/1/2026	1,000	1,028,560
Total					658,827,405

Household Equipment/Products 0.62%
Central Garden & Pet Co.	6.125%		11/15/2023	4,795	4,920,365
Newell Brands, Inc.	4.35%		4/1/2023	162,935	168,230,388
Newell Brands, Inc.	4.70%		8/15/2020	4,882	4,906,410
Newell Brands, Inc.	4.875%		6/1/2025	10,464	10,880,467
Reckitt Benckiser Treasury Services plc (United Kingdom)†(e)	1.764% (3 Mo. LIBOR + .56%	)#	6/24/2022	130,359	128,593,774
Total					317,531,404

Household Furnishings 0.00%
Leggett & Platt, Inc.	3.40%		8/15/2022	1,397	1,423,095

Insurance 0.44%
Allstate Corp. (The)	2.005% (3 Mo. LIBOR + .63%	)#	3/29/2023	7,788	7,721,847
Assurant, Inc.	2.482% (3 Mo. LIBOR + 1.25%	)#	3/26/2021	133	132,314
Assurant, Inc.	4.20%		9/27/2023	27,456	28,828,721
Brown & Brown, Inc.	4.20%		9/15/2024	1,967	2,126,023
CNA Financial Corp.	7.25%		11/15/2023	3,990	4,623,209
CNO Financial Group, Inc.	5.25%		5/30/2025	91,007	99,565,078
Equitable Holdings, Inc.	3.90%		4/20/2023	13,685	14,459,518
Fidelity National Financial, Inc.	5.50%		9/1/2022	1,135	1,218,378
Jackson National Life Global Funding†	1.997% (3 Mo. LIBOR + .73%	)#	6/27/2022	10,000	9,882,617

See Notes to Financial Statements.	281

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Insurance (continued)
Kemper Corp.	4.35%		2/15/2025	$25,244	$26,635,433
Old Republic International Corp.	4.875%		10/1/2024	2,545	2,757,081
Peachtree Corners Funding Trust†	3.976%		2/15/2025	21,990	23,426,658
Unum Group	4.00%		3/15/2024	1,161	1,203,447
Willis North America, Inc.	3.60%		5/15/2024	6,125	6,506,393
Total					229,086,717

Leasing 0.37%
Aviation Capital Group LLC†	2.875%		1/20/2022	9,372	7,877,473
Aviation Capital Group LLC†	3.875%		5/1/2023	42,592	34,099,074
DAE Funding LLC (United Arab Emirates)†(e)	4.00%		8/1/2020	14,012	13,957,493
GATX Corp.	1.261% (3 Mo. LIBOR + .72%	)#	11/5/2021	1,100	1,076,748
GATX Corp.	4.35%		2/15/2024	17,558	19,018,764
Penske Truck Leasing Co., LP/PTL Finance Corp.†	2.70%		11/1/2024	47,611	48,280,805
Penske Truck Leasing Co., LP/PTL Finance Corp.†	3.375%		2/1/2022	5,000	5,090,240
Penske Truck Leasing Co., LP/PTL Finance Corp.†	3.45%		7/1/2024	52,219	54,299,148
Penske Truck Leasing Co., LP/PTL Finance Corp.†	3.90%		2/1/2024	8,113	8,557,252
Total					192,256,997

Leisure 0.08%
LTF Merger Sub, Inc.†	8.50%		6/15/2023	53,346	42,071,056

Lodging 0.46%
Las Vegas Sands Corp.	2.90%		6/25/2025	75,258	72,190,595
Las Vegas Sands Corp.	3.20%		8/8/2024	158,640	153,252,492
Wyndham Destinations, Inc.	5.625%		3/1/2021	11,538	11,464,445
Total					236,907,532

Machinery: Agricultural 1.01%
BAT Capital Corp.	1.014% (3 Mo. LIBOR + .59%	)#	8/14/2020	14,579	14,576,237
BAT Capital Corp.	1.272% (3 Mo. LIBOR + .88%	)#	8/15/2022	14,572	14,383,110
BAT Capital Corp.	2.789%		9/6/2024	27,303	28,455,485
BAT Capital Corp.	3.222%		8/15/2024	129,688	136,541,041
BAT International Finance PLC (United Kingdom)†(e)	3.95%		6/15/2025	11,500	12,462,712
Cargill, Inc.†	1.375%		7/23/2023	17,580	17,886,491
Imperial Brands Finance plc (United Kingdom)†(e)	2.95%		7/21/2020	6,000	6,008,002
Imperial Brands Finance plc (United Kingdom)†(e)	3.125%		7/26/2024	146,947	149,480,837
Imperial Brands Finance plc (United Kingdom)†(e)	3.75%		7/21/2022	12,867	13,191,258
Imperial Tobacco Finance plc (United Kingdom)†(e)	3.50%		2/11/2023	16,877	17,230,067
Reynolds American, Inc.	4.85%		9/15/2023	27,405	30,279,255

282	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2020

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Machinery: Agricultural (continued)
Viterra, Inc. (Canada)†(e)	5.95%		8/1/2020		$77,507	$78,160,838
Total						518,655,333

Machinery: Industrial/Specialty 0.88%
CNH Industrial Capital LLC	4.20%		1/15/2024		64,967	66,217,000
CNH Industrial Capital LLC	4.375%		11/6/2020		31,047	31,156,753
CNH Industrial Capital LLC	4.375%		4/5/2022		49,678	51,186,954
CNH Industrial Capital LLC	4.875%		4/1/2021		46,027	46,695,226
CNH Industrial NV (United Kingdom)(e)	4.50%		8/15/2023		82,664	86,692,538
Flowserve Corp.	4.00%		11/15/2023		6,810	7,040,567
Nvent Finance Sarl (Luxembourg)(e)	3.95%		4/15/2023		42,334	43,015,856
Otis Worldwide Corp.†	2.088% (3 Mo. LIBOR + .45%	)#	4/5/2023		4,845	4,782,305
Wabtec Corp.	4.375%		8/15/2023		22,563	23,043,843
Welbilt, Inc.	9.50%		2/15/2024		1,050	950,250
Westinghouse Air Brake Technologies Corp.	2.041% (3 Mo. LIBOR + 1.30%	)#	9/15/2021		27,418	26,074,033
Westinghouse Air Brake Technologies Corp.	4.40%		3/15/2024		66,741	68,411,310
Total						455,266,635

Machinery: Oil Well Equipment & Services 0.02%
Caterpillar Financial Services Corp.	0.902% (3 Mo. LIBOR + .51%	)#	5/15/2023		12,300	12,130,988

Manufacturing 0.01%
Ingersoll-Rand Finance SA (Luxembourg)(e)	3.55%		11/1/2024		4,896	5,283,340

Media 0.58%
Charter Communications Operating LLC/Charter Communications Operating Capital	3.579%		7/23/2020		41,282	41,284,592
Cox Communications, Inc.†	2.95%		6/30/2023		73,063	76,601,244
Cox Communications, Inc.†	3.85%		2/1/2025		2,399	2,610,402
CSC Holdings LLC†	10.875%		10/15/2025		25,107	27,242,225
iHeartCommunications, Inc.	6.375%		5/1/2026		25,891	27,119,028
NBCUniversal Enterprise, Inc.†	5.25%		–	(g)	112,207	113,344,218
Univision Communications, Inc.†	5.125%		5/15/2023		6,042	5,890,950
Virgin Media Finance plc (United Kingdom)†(e)	6.00%		10/15/2024		5,461	5,631,083
Total						299,723,742

Metal Fabricating 0.01%
Zekelman Industries, Inc.†	9.875%		6/15/2023		5,675	5,651,051

See Notes to Financial Statements.	283

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals & Minerals: Miscellaneous 1.03%
Anglo American Capital plc (United Kingdom)†(e)	3.625%	9/11/2024	$94,875	$97,392,917
Anglo American Capital plc (United Kingdom)†(e)	3.75%	4/10/2022	29,295	29,911,260
Anglo American Capital plc (United Kingdom)†(e)	4.125%	4/15/2021	37,543	38,183,885
Anglo American Capital plc (United Kingdom)†(e)	4.125%	9/27/2022	56,763	57,912,861
Freeport-McMoRan, Inc.	3.875%	3/15/2023	8,201	8,287,315
Freeport-McMoRan, Inc.	4.55%	11/14/2024	30,813	31,432,495
Glencore Finance Canada Ltd. (Canada)†(e)	4.25%	10/25/2022	61,531	64,649,982
Glencore Funding LLC†	4.125%	5/30/2023	51,135	54,004,364
Glencore Funding LLC†	4.125%	3/12/2024	24,926	26,406,436
Glencore Funding LLC†	4.625%	4/29/2024	13,432	14,503,605
Joseph T Ryerson & Son, Inc.†	11.00%	5/15/2022	23,275	23,347,502
Kinross Gold Corp. (Canada)(e)	5.125%	9/1/2021	8,280	8,548,980
Kinross Gold Corp. (Canada)(e)	5.95%	3/15/2024	34,549	38,685,898
MMC Norilsk Nickel OJSC via MMC Finance DAC (Ireland)†(e)	4.10%	4/11/2023	4,100	4,298,563
New Gold, Inc. (Canada)†(e)	6.25%	11/15/2022	28,539	28,721,507
Teck Resources Ltd. (Canada)(e)	4.50%	1/15/2021	5,000	5,001,457
Total				531,289,027

Natural Gas 0.39%
Dominion Energy Gas Holdings LLC	3.60%	12/15/2024	500	546,682
National Fuel Gas Co.	3.75%	3/1/2023	19,522	19,417,722
National Fuel Gas Co.	4.90%	12/1/2021	23,011	23,634,789
National Fuel Gas Co.(f)	5.50%	1/15/2026	109,568	111,901,018
National Fuel Gas Co.	7.395%	3/30/2023	4,000	4,307,920
Southern Star Central Corp.†	5.125%	7/15/2022	42,242	42,257,231
Total				202,065,362

Oil 4.54%
Afren plc (United Kingdom)†(e)(h)	6.625%	12/9/2020	8,099	210,585
Afren plc (United Kingdom)†(e)(h)	10.25%	4/8/2019	11,027	82,812
Afren plc (United Kingdom)†(e)(h)	11.50%	2/1/2016	16,833	141,735
American Energy- Permian Basin LLC†	12.00%	10/1/2024	12,494	1,561,750
BP Capital Markets America, Inc.	2.937%	4/6/2023	31,606	33,401,548
BP Capital Markets America, Inc.	3.194%	4/6/2025	32,508	35,308,491
Callon Petroleum Co.	6.125%	10/1/2024	7,393	2,462,793
Callon Petroleum Co.	6.25%	4/15/2023	57,095	18,733,726
Chevron Corp.	1.141%	5/11/2023	34,267	34,920,953
Chevron Corp.	1.554%	5/11/2025	53,117	54,789,744
Cimarex Energy Co.	4.375%	6/1/2024	72,966	74,026,108

284	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)
CNOOC Curtis Funding No 1 Pty Ltd. (Australia)†(e)	4.50%		10/3/2023	$21,467	$23,437,134
Concho Resources, Inc.	4.375%		1/15/2025	44,090	45,314,682
Continental Resources, Inc.	3.80%		6/1/2024	43,768	38,297,000
Continental Resources, Inc.	4.50%		4/15/2023	74,734	69,525,040
Continental Resources, Inc.	5.00%		9/15/2022	179,311	171,367,523
Diamondback Energy, Inc.	2.875%		12/1/2024	61,365	59,777,968
Diamondback Energy, Inc.	4.75%		5/31/2025	24,169	25,327,421
Diamondback Energy, Inc.	5.375%		5/31/2025	181,783	186,267,678
Eni SpA (Italy)†(e)	4.00%		9/12/2023	83,098	88,064,015
Eni SpA (Italy)†(e)	4.15%		10/1/2020	35,369	35,555,020
Equinor ASA (Norway)(e)	1.75%		1/22/2026	14,389	14,708,037
Equinor ASA (Norway)†(e)	7.875%		12/9/2022	7,000	8,151,398
Exxon Mobil Corp.	1.571%		4/15/2023	69,904	71,831,127
Exxon Mobil Corp.	2.992%		3/19/2025	17,624	19,314,735
Harvest Operations Corp. (Canada)†(e)	4.20%		6/1/2023	8,250	8,955,424
Helmerich & Payne, Inc.	4.65%		3/15/2025	24,941	26,012,781
Hess Corp.	3.50%		7/15/2024	9,430	9,184,010
HighPoint Operating Corp.	7.00%		10/15/2022	5,072	1,482,368
Husky Energy, Inc. (Canada)(e)	4.00%		4/15/2024	44,672	44,713,729
KazMunayGas National Co. JSC (Kazakhstan)†(e)	3.875%		4/19/2022	17,742	18,037,227
Laredo Petroleum, Inc.	9.50%		1/15/2025	38,821	27,235,455
Lukoil International Finance BV (Netherlands)†(e)	6.125%		11/9/2020	27,352	27,953,252
Marathon Petroleum Corp.	5.125%		4/1/2024	8,430	8,591,235
Marathon Petroleum Corp.	5.375%		10/1/2022	34,350	34,631,274
Matador Resources Co.	5.875%		9/15/2026	69,227	51,701,839
MEG Energy Corp. (Canada)†(e)	6.50%		1/15/2025	45,310	44,688,347
MEG Energy Corp. (Canada)†(e)	7.00%		3/31/2024	1,500	1,447,658
Montage Resources Corp.	8.875%		7/15/2023	27,332	23,590,659
Murphy Oil Corp.	6.875%		8/15/2024	45,143	43,793,450
Oasis Petroleum, Inc.	6.875%		3/15/2022	95,293	18,365,343
Occidental Petroleum Corp.	1.684% (3 Mo. LIBOR + 1.25%	)#	8/13/2021	111,710	106,579,745
Occidental Petroleum Corp.	1.842% (3 Mo. LIBOR + 1.45%	)#	8/15/2022	91,248	79,875,118
Occidental Petroleum Corp.	2.60%		4/15/2022	2,923	2,681,853
Occidental Petroleum Corp.	2.70%		8/15/2022	52,452	48,240,104
Occidental Petroleum Corp.	2.90%		8/15/2024	65,681	52,544,800
Occidental Petroleum Corp.	3.45%		7/15/2024	4,092	3,222,450
Occidental Petroleum Corp.	4.85%		3/15/2021	3,500	3,447,500
Occidental Petroleum Corp.	6.95%		7/1/2024	48,261	43,931,988

See Notes to Financial Statements.	285

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)
OGX Austria GmbH (Brazil)†(e)(h)	8.50%		6/1/2018	$31,150	$623
Parsley Energy LLC/Parsley Finance Corp.†	5.25%		8/15/2025	29,340	28,493,394
Parsley Energy LLC/Parsley Finance Corp.†	5.375%		1/15/2025	20,333	20,040,408
Petroleos Mexicanos (Mexico)(e)	4.25%		1/15/2025	43,060	38,523,414
Petroleos Mexicanos (Mexico)(e)	5.50%		1/21/2021	21,849	21,903,623
Range Resources Corp.	5.00%		8/15/2022	69,006	64,670,698
Range Resources Corp.	5.875%		7/1/2022	2,800	2,662,842
Reliance Holdings USA, Inc.†	5.40%		2/14/2022	66,555	69,883,740
Seven Generations Energy Ltd. (Canada)†(e)	5.375%		9/30/2025	10,106	8,405,110
Seven Generations Energy Ltd. (Canada)†(e)	6.75%		5/1/2023	24,669	23,833,831
Seven Generations Energy Ltd. (Canada)†(e)	6.875%		6/30/2023	57,019	55,012,216
SM Energy Co.	6.125%		11/15/2022	49,258	29,727,942
Suncor Energy Ventures Corp. (Canada)†(e)	4.50%		4/1/2022	17,525	17,736,229
Suncor Energy Ventures Corp. (Canada)†(e)	9.40%		9/1/2021	3,351	3,546,671
Suncor Energy, Inc. (Canada)(e)	9.25%		10/15/2021	7,700	8,305,976
Transocean Sentry Ltd.†	5.375%		5/15/2023	15,592	14,734,440
Valero Energy Corp.	2.70%		4/15/2023	35,239	36,485,156
Valero Energy Corp.	2.85%		4/15/2025	13,213	13,906,295
Viper Energy Partners LP†	5.375%		11/1/2027	21,093	20,983,633
WPX Energy, Inc.	5.25%		9/15/2024	7,070	7,038,998
WPX Energy, Inc.	5.25%		10/15/2027	7,559	7,387,524
WPX Energy, Inc.	5.75%		6/1/2026	7,412	7,433,532
Total					2,344,202,927

Oil: Crude Producers 3.35%
Cheniere Corpus Christi Holdings LLC	5.875%		3/31/2025	152,906	168,663,920
Cheniere Corpus Christi Holdings LLC	7.00%		6/30/2024	137,190	152,801,797
Energy Transfer Operating LP	4.25%		3/15/2023	56,857	59,031,286
Energy Transfer Operating LP	5.875%		1/15/2024	107,629	117,687,692
Energy Transfer Operating LP	7.60%		2/1/2024	1,207	1,362,072
Energy Transfer Partners LP/Regency Energy Finance Corp.	4.50%		11/1/2023	7,836	8,223,839
Energy Transfer Partners LP/Regency Energy
Finance Corp.	5.00%		10/1/2022	6,421	6,689,551
Florida Gas Transmission Co. LLC†	3.875%		7/15/2022	3,629	3,713,364
Gulfstream Natural Gas System LLC†	4.60%		9/15/2025	333	375,470
Kinder Morgan Energy Partners LP	5.00%		10/1/2021	10,839	11,248,945
Kinder Morgan Inc/DE	2.499% (3 Mo. LIBOR + 1.28%	)#	1/15/2023	11,796	11,395,208
Midwest Connector Capital Co. LLC†	3.625%		4/1/2022	30,586	30,716,360

286	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers (continued)
Midwest Connector Capital Co. LLC†	3.90%		4/1/2024	$76,183	$78,403,363
MPLX LP	1.899% (3 Mo. LIBOR + .90%	)#	9/9/2021	81,017	78,424,456
MPLX LP	2.099% (3 Mo. LIBOR + 1.10%	)#	9/9/2022	184,520	174,298,083
MPLX LP	3.50%		12/1/2022	2,009	2,026,716
MPLX LP	4.00%		2/15/2025	7,000	7,206,625
MPLX LP	5.25%		1/15/2025	82,396	85,441,247
MPLX LP	6.25%		10/15/2022	38,109	38,134,460
MPLX LP	6.375%		5/1/2024	73,585	75,992,448
NGPL PipeCo LLC†	4.375%		8/15/2022	97,788	99,681,888
ONEOK Partners LP	4.90%		3/15/2025	19,385	20,323,692
ONEOK Partners LP	5.00%		9/15/2023	5,115	5,428,294
Sabine Pass Liquefaction LLC	5.625%		4/15/2023	122,108	132,170,505
Sabine Pass Liquefaction LLC	5.75%		5/15/2024	155,012	171,657,395
Spectra Energy Partners LP	4.60%		6/15/2021	11,937	12,341,715
Sunoco Logistics Partners Operations LP	3.45%		1/15/2023	1,564	1,590,635
Sunoco Logistics Partners Operations LP	4.25%		4/1/2024	1,043	1,089,141
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	4.25%		11/15/2023	9,090	8,910,882
TC PipeLines LP	4.65%		6/15/2021	8,636	8,793,546
Texas Eastern Transmission LP†	2.80%		10/15/2022	15,626	15,820,860
Texas Eastern Transmission LP†	4.125%		12/1/2020	18,339	18,364,833
Texas Gas Transmission LLC†	4.50%		2/1/2021	22,284	22,285,687
Western Midstream Operating LP	2.161% (3 Mo. LIBOR + .85%	)#	1/13/2023	37,699	32,995,222
Western Midstream Operating LP	5.375%		6/1/2021	20,708	20,552,690
Williams Cos, Inc. (The)	4.50%		11/15/2023	20,731	22,295,416
Williams Cos, Inc. (The)	4.55%		6/24/2024	16,308	17,697,917
Williams Cos, Inc. (The)	7.875%		9/1/2021	5,034	5,426,405
Total					1,729,263,625

Oil: Integrated Domestic 0.31%
Halliburton Co.	3.80%		11/15/2025	7,852	8,317,462
National Oilwell Varco, Inc.	2.60%		12/1/2022	35,420	34,849,871
Oceaneering International, Inc.	4.65%		11/15/2024	23,125	17,937,484
Schlumberger Holdings Corp.†	3.75%		5/1/2024	92,840	97,573,726
TechnipFMC plc (United Kingdom)(e)	3.45%		10/1/2022	2,514	2,505,580
Total					161,184,123

Paper & Forest Products 0.06%
Georgia-Pacific LLC†	1.75%		9/30/2025	30,709	31,389,092

See Notes to Financial Statements.	287

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts 1.38%
Brixmor Operating Partnership LP	1.737% (3 Mo. LIBOR + 1.05%	)#	2/1/2022	$1,115	$1,083,699
Brixmor Operating Partnership LP	3.25%		9/15/2023	28,683	28,415,663
Brixmor Operating Partnership LP	3.65%		6/15/2024	39,329	39,119,507
Brixmor Operating Partnership LP	3.85%		2/1/2025	6,000	6,026,171
Country Garden Holdings Co. Ltd. (China)(e)	7.125%		1/27/2022	21,456	22,461,750
Crown Castle International Corp.	4.45%		2/15/2026	3,594	4,078,772
Digital Realty Trust LP	4.75%		10/1/2025	12,200	13,611,395
EPR Properties	5.25%		7/15/2023	22,593	20,486,170
Equinix, Inc.	5.375%		5/15/2027	133,504	144,042,138
Equinix, Inc.	5.875%		1/15/2026	105,385	110,634,227
Healthcare Trust of America Holdings LP	3.70%		4/15/2023	14,879	15,241,778
Kennedy-Wilson, Inc.	5.875%		4/1/2024	3,983	3,786,300
Kilroy Realty LP	3.45%		12/15/2024	25,738	25,821,007
Kilroy Realty LP	4.375%		10/1/2025	11,900	12,285,468
SITE Centers Corp.	3.625%		2/1/2025	3,460	3,415,981
SL Green Operating Partnership LP	3.25%		10/15/2022	40,098	39,440,706
SL Green Realty Corp.	4.50%		12/1/2022	45,957	46,569,055
Vereit Operating Partnership LP	4.60%		2/6/2024	75,094	75,245,082
VEREIT Operating Partnership LP	4.625%		11/1/2025	46,547	45,884,913
WEA Finance LLC/Westfield UK & Europe Finance plc†	3.75%		9/17/2024	48,489	48,350,629
Weyerhaeuser Co.	8.50%		1/15/2025	4,386	5,468,833
Total					711,469,244

Retail 0.39%
Dollar General Corp.	4.15%		11/1/2025	4,353	5,006,850
Dollar Tree, Inc.	4.00%		5/15/2025	22,151	24,443,553
McDonald’s Corp.	1.317% (3 Mo. LIBOR + .43%	)#	10/28/2021	2,000	1,997,872
McDonald’s Corp.	3.30%		7/1/2025	17,097	18,908,134
Walgreen Co.	3.10%		9/15/2022	19,077	19,943,595
Walgreens Boots Alliance, Inc.	3.80%		11/18/2024	120,674	130,415,883
Total					200,715,887

Savings & Loan 0.07%
People’s United Financial, Inc.	3.65%		12/6/2022	34,249	35,678,519

Steel 0.19%
POSCO (South Korea)†(e)	2.375%		11/12/2022	22,050	22,330,439
Steel Dynamics, Inc.	4.125%		9/15/2025	29,690	30,033,777

288	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Steel (continued)
Steel Dynamics, Inc.	5.00%		12/15/2026	$32,588	$33,885,324
Steel Dynamics, Inc.	5.50%		10/1/2024	11,710	12,018,787
Total					98,268,327

Technology 0.84%
Baidu, Inc. (China)(e)	3.075%		4/7/2025	7,000	7,302,844
Baidu, Inc. (China)(e)	3.875%		9/29/2023	104,889	111,926,544
Baidu, Inc. (China)(e)	4.375%		5/14/2024	113,484	123,404,771
E*TRADE Financial Corp.	2.95%		8/24/2022	24,782	25,520,146
eBay, Inc.	1.63% (3 Mo. LIBOR + .87%	)#	1/30/2023	9,147	9,069,151
eBay, Inc.	1.90%		3/11/2025	52,409	52,725,015
Tencent Holdings Ltd. (China)†(e)(f)	1.81%		1/26/2026	17,200	17,307,700
Uber Technologies, Inc.†	7.50%		11/1/2023	49,004	49,952,963
VeriSign, Inc.	4.625%		5/1/2023	5,744	5,786,477
Weibo Corp. (China)(e)	3.50%		7/5/2024	29,797	30,636,163
Total					433,631,774

Telecommunications 1.07%
Altice France SA (France)†(e)	7.375%		5/1/2026	6,906	7,301,817
AT&T, Inc.	1.314% (3 Mo. LIBOR + .89%	)#	2/15/2023	4,850	4,770,784
AT&T, Inc.	1.964% (3 Mo. LIBOR + 1.18%	)#	6/12/2024	406,708	398,508,925
British Telecommunications plc (United Kingdom)(e)	4.50%		12/4/2023	34,280	37,433,986
CommScope, Inc.†	5.50%		3/1/2024	11,644	12,005,605
Level 3 Financing, Inc.	5.375%		1/15/2024	6,034	6,131,419
T-Mobile USA, Inc.	6.375%		3/1/2025	4,407	4,556,463
Verizon Communications, Inc.	1.492% (3 Mo. LIBOR + 1.10%	)#	5/15/2025	33,255	33,215,875
Vodafone Group plc (United Kingdom)(e)	2.166% (3 Mo. LIBOR + .99%	)#	1/16/2024	50,700	50,127,944
Total					554,052,818

Toys 0.11%
Hasbro, Inc.	3.00%		11/19/2024	57,300	58,482,611

Transportation: Miscellaneous 0.28%
Huntington Ingalls Industries, Inc.†	3.844%		5/1/2025	20,701	22,287,034
Huntington Ingalls Industries, Inc.†	5.00%		11/15/2025	14,927	15,379,992
Pelabuhan Indonesia III Persero PT (Indonesia)†(e)	4.50%		5/2/2023	20,485	20,926,759
Ryder System, Inc.	3.35%		9/1/2025	26,435	26,977,349
Ryder System, Inc.	3.65%		3/18/2024	22,085	23,295,843
Ryder System, Inc.	3.75%		6/9/2023	8,900	9,313,194

See Notes to Financial Statements.	289

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Transportation: Miscellaneous (continued)
Watco Cos. LLC/Watco Finance Corp.†	6.375%		4/1/2023	$13,534	$13,549,496
XPO Logistics, Inc.†	6.50%		6/15/2022	11,197	11,235,909
Total					142,965,576

Wholesale 0.05%
H&E Equipment Services, Inc.	5.625%		9/1/2025	26,768	26,229,829
Total Corporate Bonds (cost $24,427,682,748)					24,128,918,493

FLOATING RATE LOANS(i) 6.08%

Aerospace/Defense 0.96%
Boeing Company The Term Loan	1.636% (3 Mo. LIBOR + 1.25%) - 1.773%		2/7/2022	504,115	494,347,320	(j)

Air Transportation 0.31%
Air Canada 2019 Term Loan (Canada)(e)	2.50% (1 Mo. LIBOR + 1.75%	)	10/6/2023	3,946	3,640,470
American Airlines, Inc. 2017 Incremental Term Loan	2.184% (1 Mo. LIBOR + 2.00%	)	12/14/2023	64,508	49,348,262
American Airlines, Inc. 2018 Term Loan B	1.924% (1 Mo. LIBOR + 1.75%	)	6/27/2025	22,958	15,783,410
American Airlines, Inc. Repriced TL B due 2023	2.174% (1 Mo. LIBOR + 2.00%	)	4/28/2023	70,793	54,275,194
United AirLines, Inc. 2018 Term Loan B	1.924% (1 Mo. LIBOR + 1.75%	)	4/1/2024	42,815	38,085,351
Total					161,132,687

Auto Parts & Equipment 0.11%
Tenneco, Inc. 2018 Term Loan B	3.174% (1 Mo. LIBOR + 3.00%	)	10/1/2025	72,415	58,875,093

Automotive 0.08%
Ford Motor Company Unsecured Term Loan	1.93% (1 Mo. LIBOR + 1.75%	)	12/31/2022	45,319	40,786,868	(j)

Beverages 0.14%
Keurig Dr Pepper Inc. Term Loan	1.388% (1 Mo. LIBOR + .95%	)	2/8/2023	72,480	71,574,063

Business Services 0.10%
Refinitiv US Holdings Inc. 2018 USD Term Loan	3.424% (1 Mo. LIBOR + 3.25%	)	10/1/2025	53,912	53,180,278

290	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Chemicals 0.27%
LyondellBasell Industries Delayed Draw Term Loan A (Netherlands)(e)	1.293% (1 Mo. LIBOR + 1.13%) - 1.388%		3/29/2022	$143,860	$141,432,491	(j)

Computer Hardware 0.08%
Dell International LLC 2019 Term Loan B	2.75% (1 Mo. LIBOR + 2.00%	)	9/19/2025	31,565	31,064,288
Science Applications International Corporation 2020 Incremental Term Loan B	2.424% (1 Mo. LIBOR + 2.25%	)	3/12/2027	10,450	10,241,000
Total					41,305,288

Computer Software 0.04%
Sophia, L.P. 2017 Term Loan B	4.70% (3 Mo. LIBOR + 3.25%	)	9/30/2022	23,395	22,975,564

Containers 0.07%
BWAY Holding Company 2017 Term Loan B	4.561% (3 Mo. LIBOR + 3.25%	)	4/3/2024	40,608	37,316,986

Electric: Power 0.15%
FirstEnergy Corp. Term Loan	0.744% (1 Week. LIBOR + 0.65%	)	9/11/2021	45,708	45,679,474	(j)
Pacific Gas & Electric Company DIP Term Loan	2.44% (1 Mo. LIBOR + 2.25%	)	12/31/2020	29,389	29,333,896
Total					75,013,370

Electrical Equipment 0.12%
Analog Devices, Inc. 2019 Term Loan	1.17% (1 Mo. LIBOR + 1.00%	)	3/10/2022	2,780	2,752,200	(j)
Broadcom Inc. 2019 Term Loan A5	1.497% (1 Mo. LIBOR + 1.25%	)	11/4/2024	26,162	26,053,191
Marvell Technology Group Ltd 2018 Term Loan A	1.645% (1 Mo. LIBOR + 1.38%	)	6/4/2021	34,231	34,188,211	(j)
Total					62,993,602

Entertainment 0.63%
Caesars Entertainment Operating Company Exit Term Loan	2.174% (3 Mo. LIBOR + 2.00%	)	10/7/2024	101,667	99,252,243
Eldorado Resorts LLC 2017 Term Loan B	3.25% (3 Mo. LIBOR + 2.25%	)	4/17/2024	17,491	17,272,331
GLP Financing, LLC Incremental Term Loan A	1.83% (1 Mo. LIBOR + 1.50%	)	4/28/2021	20,553	20,244,862	(j)

See Notes to Financial Statements.	291

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Entertainment (continued)
Scientific Games International, Inc. 2018 Term Loan B5	2.924% (6 Mo. LIBOR + 2.75%) - 3.612%		8/14/2024	$98,303	$88,473,032
Stars Group Holdings B.V. (The) 2018 USD Incremental Term Loan (Netherlands)(e)	4.95% (3 Mo. LIBOR + 3.50%	)	7/10/2025	98,550	97,564,479
Total					322,806,947

Environmental Services 0.18%
Advanced Disposal Services Inc. Term Loan B3	3.00% (1 Wk. LIBOR + 2.25%	)	11/10/2023	74,092	73,601,450
Stericycle Inc 2017 Term Loan	1.985% (3 Mo. LIBOR + 1.63%	)	11/17/2022	5,283	5,019,097	(j)
Stericycle Inc. Incremental Term Loan	–	(k)	11/17/2022	14,091	13,386,082	(j)
Total					92,006,629

Financial Services 0.05%
Delos Finance Sarl 2018 Term Loan B (Luxembourg)(e)	3.20% (3 Mo. LIBOR + 1.75%	)	10/6/2023	25,647	24,621,389

Food 0.07%
US Foods, Inc. 2016 Term Loan B	1.924% (1 Mo. LIBOR + 1.75%	)	6/27/2023	35,672	33,790,246

Government 0.06%
Seminole Tribe of Florida 2018 Term Loan B	1.924% (1 Mo. LIBOR + 1.75%	)	7/8/2024	31,515	30,112,300

Health Care 0.05%
MPH Acquisition Holdings LLC 2016 Term Loan B	4.20% (3 Mo. LIBOR + 2.75%	)	6/7/2023	25,306	24,375,686

Health Care Services 0.14%
Global Medical Response, Inc. 2018 Term Loan B1	4.25% (3 Mo. LIBOR + 3.25%	)	4/28/2022	13,964	13,606,451
Jaguar Holding Company II 2018 Term Loan	3.50% (1 Mo. LIBOR + 2.50%	)	8/18/2022	56,373	56,217,804
Total					69,824,255

Investment Management Companies 0.64%
Broadcom Inc. 2019 1st Lien Term Loan A3	1.372% (1 Mo. LIBOR + 1.25%	)	11/4/2022	137,329	132,522,394
RPI 2019 Intermediate Finance Trust 2020 New RPI Term Loan A1	1.674% (1 Mo. LIBOR + 1.50%	)	2/11/2025	200,129	196,626,662	(j)
Total					329,149,056

292	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Lodging 0.19%
Caesars Resort Collection, LLC 2017 1st Lien Term Loan B	2.924% (1 Mo. LIBOR + 2.75%	)	12/23/2024	$23,312	$21,190,197
Hilton Grand Vacations Borrower LLC Term Loan	2.00% (3 Mo. LIBOR + 1.75%	)	11/28/2023	10,175	9,996,937	(j)
Resorts World Las Vegas LLC Term Loan A	1.68% (1 Mo. LIBOR + 1.50%	)	4/16/2024	70,000	68,250,000	(j)
Total					99,437,134

Materials & Commodities 0.00%
Alloy Finco Limited	–	(k)	3/6/2025	997	465,968

Media 0.49%
AP NMT Acquisition BV USD 1st Lien Term Loan (Netherlands)(e)	7.201% (3 Mo. LIBOR + 5.75%	)	8/13/2021	61,441	60,481,024
AP NMT Acquisition BV USD 2nd Lien Term Loan (Netherlands)(e)	10.437% (3 Mo. LIBOR + 9.00%	)	8/13/2022	44,263	43,599,433
Charter Communications Operating, LLC 2017 Term Loan A2	1.68% (1 Mo. LIBOR + 1.50%	)	3/31/2023	80,453	78,843,831	(j)
Nielsen Finance LLC USD Term Loan B4	2.222% (1 Mo. LIBOR + 2.00%	)	10/4/2023	53,926	52,713,063
Univision Communications Inc. Term Loan C5	3.75% (1 Mo. LIBOR + 2.75%	)	3/15/2024	19,285	18,494,043
Total					254,131,394

Miscellaneous 0.03%
Reynolds Group Holdings Inc. USD 2017 Term Loan	2.924% (3 Mo. LIBOR + 2.75%	)	2/5/2023	12,657	12,299,665
UTEX Industries Inc. 1st Lien Term loan 2014	5.311% (1 Mo. LIBOR + 4.00%	)	5/22/2021	9,404	2,437,317
UTEX Industries Inc. 2nd Lien Term Loan 2014	8.561% (1 Mo. LIBOR + 7.25%	)	5/22/2022	3,938	443,025
Total					15,180,007

Oil: Crude Producers 0.20%
Energy Transfer Operating, L.P. Term Loan	1.168% (1 Mo. LIBOR + 1.00%	)	10/17/2022	103,000	101,004,890	(j)

Real Estate Investment Trusts 0.38%
Crown Castle International Corporation Term Loan	1.535% (1 Mo. LIBOR + 1.13%	)	6/21/2024	75,652	73,004,616	(j)
Hudson Pacific Properties, L.P. 2015 Delayed Draw Term Loan	1.62% (1 Mo. LIBOR + 1.25%	)	4/1/2022	22,396	20,716,723	(j)

See Notes to Financial Statements.	293

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts (continued)
Invitation Homes Operating Partnership LP Term Loan A	1.874% (1 Mo. LIBOR + 1.70%	)	2/6/2022	$95,742	$91,672,503
SL Green Realty Corp. Term Loan A	1.274% (3 Mo. LIBOR + 1.10%	)	3/31/2023	12,677	11,852,711	(j)
Total					197,246,553

Retail 0.25%
Bloomin’ Brands, Inc. 2017 Term Loan A	2.844% (1 Mo. LIBOR + 2.75%) - 2.924%		11/30/2022	9,615	9,229,999	(j)
Panera Bread Company Term Loan A	2.438% (1 Mo. LIBOR + 1.75%	)	7/18/2022	129,710	119,982,065
Total					129,212,064

Technology 0.04%
Uber Technologies, Inc. 2018 Incremental Term Loan	3.674% (3 Mo. LIBOR + 3.50%	)	7/13/2023	19,869	19,365,291

Telecommunications 0.20%
CenturyLink, Inc. 2020 Term Loan A	2.174% (1 Mo. LIBOR + 2.00%	)	1/31/2025	109,333	105,985,107

Wholesale 0.05%
Core & Main LP 2017 Term Loan B	3.75% (6 Mo. LIBOR + 2.75%) - 4.330%		8/1/2024	28,603	27,541,928
Total Floating Rate Loans (cost $3,277,391,340)					3,137,190,454

FOREIGN GOVERNMENT OBLIGATIONS 0.38%

Bahamas 0.03%
Commonwealth of Bahamas†(e)	5.75%		1/16/2024	16,477	14,005,450

Bermuda 0.13%
Government of Bermuda†	4.138%		1/3/2023	23,018	24,022,621
Government of Bermuda†	4.854%		2/6/2024	37,693	40,751,598
Total					64,774,219

Indonesia 0.08%
Perusahaan Penerbit SBSN (Indonesia)†(e)	3.75%		3/1/2023	13,995	14,552,631
Republic of Indonesia(e)	4.45%		2/11/2024	25,000	27,015,250
Total					41,567,881

Kenya 0.06%
Republic of Kenya†(e)	6.875%		6/24/2024	33,791	32,635,010

294	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Romania 0.06%
Republic of Romania†(e)	4.875%		1/22/2024	$30,504	$32,680,613

South Korea 0.02%
Export-Import Bank of Korea(e)	1.741% (3 Mo. LIBOR + .53%	)#	6/25/2022	12,500	12,395,768
Total Foreign Government Obligations (cost $202,061,581)					198,058,941

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.32%

Financial: Miscellaneous
Federal Home Loan Mortgage Corp. K061 X1 IO	0.177%	#(l)	11/25/2026	567,676	6,245,003
Federal Home Loan Mortgage Corp. K722 X1 IO	1.307%	#(l)	3/25/2023	190,536	5,407,036
Government National Mortgage Assoc. 2013-171 IO	0.879%	#(l)	6/16/2054	29,096	1,004,158
Government National Mortgage Assoc. 2013-193 IO	0.893%	#(l)	1/16/2055	47,780	1,640,966
Government National Mortgage Assoc. 2014-112 A	3.00%	#(l)	1/16/2048	14,338	15,090,987
Government National Mortgage Assoc. 2014-15 IO	0.729%	#(l)	8/16/2054	29,848	929,142
Government National Mortgage Assoc. 2014-164 AK	2.90%	#(l)	3/16/2055	10,806	11,377,332
Government National Mortgage Assoc. 2014-172 A	3.05%	#(l)	1/16/2049	7,169	7,552,706
Government National Mortgage Assoc. 2014-186 AP	2.80%		4/16/2050	21,198	22,106,542
Government National Mortgage Assoc. 2014-64 IO	1.051%	#(l)	12/16/2054	24,982	1,059,018
Government National Mortgage Assoc. 2014-70 A	2.50%		3/16/2049	3,489	3,612,842
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	219	219,141
Government National Mortgage Assoc. 2014-78 IO	0.221%	#(l)	3/16/2056	28,384	498,864
Government National Mortgage Assoc. 2015-19 AD	2.90%		10/16/2055	19,017	19,696,935
Government National Mortgage Assoc. 2015-22 AS	2.90%		1/16/2049	22,400	23,364,384
Government National Mortgage Assoc. 2015-41 AD	2.90%	#(l)	8/16/2055	9,581	9,858,262
Government National Mortgage Assoc. 2015-48 AS	2.90%	#(l)	2/16/2049	13,007	13,610,775
Government National Mortgage Assoc. 2017-74 AS	2.60%		10/16/2057	18,901	19,650,950

Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $164,152,859)					162,925,043

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 0.54%

Government Agency 0.14%
Federal Home Loan Mortgage Corp.	3.133% (12 Mo. LIBOR + 1.64%	)#	11/1/2043	1,632	1,694,738
Federal Home Loan Mortgage Corp.	3.587% (12 Mo. LIBOR + 1.89%	)#	12/1/2040	5,082	5,344,129
Federal Home Loan Mortgage Corp.	3.663% (12 Mo. LIBOR + 1.66%	)#	2/1/2038	3,072	3,235,361
Federal Home Loan Mortgage Corp.	3.853% (12 Mo. LIBOR + 1.72%	)#	4/1/2037	5,720	6,042,409

See Notes to Financial Statements.	295

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal Home Loan Mortgage Corp.	3.876% (12 Mo. LIBOR + 1.79%	)#	5/1/2036	$3,237	$3,424,180
Federal Home Loan Mortgage Corp.	3.913% (12 Mo. LIBOR + 1.78%	)#	5/1/2037	2,696	2,851,950
Federal Home Loan Mortgage Corp.	3.945% (12 Mo. LIBOR + 1.90%	)#	12/1/2040	1,091	1,149,568
Federal Home Loan Mortgage Corp.	3.965% (12 Mo. LIBOR + 1.96%	)#	2/1/2037	4,986	5,304,489
Federal Home Loan Mortgage Corp.	3.969% (12 Mo. LIBOR + 1.79%	)#	10/1/2038	3,559	3,763,575
Federal Home Loan Mortgage Corp.	4.02% (12 Mo. LIBOR + 1.80%	)#	6/1/2041	2,418	2,558,138
Federal Home Loan Mortgage Corp.	4.067% (12 Mo. LIBOR + 1.84%	)#	6/1/2042	7,239	7,618,159
Federal Home Loan Mortgage Corp.	4.07% (12 Mo. LIBOR + 1.78%	)#	12/1/2036	9,427	9,958,902
Federal Home Loan Mortgage Corp.	4.127% (12 Mo. LIBOR + 1.88%	)#	9/1/2035	2,836	3,001,632
Federal Home Loan Mortgage Corp.	4.226% (12 Mo. LIBOR + 1.93%	)#	9/1/2036	9,234	9,803,301
Federal Home Loan Mortgage Corp.	4.447% (1 Yr Treasury CMT + 2.51%	)#	12/1/2035	4,567	4,837,820
Total					70,588,351

Miscellaneous 0.40%
Federal National Mortgage Assoc.	2.663% (12 Mo. LIBOR + 1.60%	)#	12/1/2045	10,976	11,340,285
Federal National Mortgage Assoc.	2.702% (12 Mo. LIBOR + 1.60%	)#	12/1/2045	8,988	9,294,843
Federal National Mortgage Assoc.	2.823% (12 Mo. LIBOR + 1.60%	)#	10/1/2045	12,944	13,374,411
Federal National Mortgage Assoc.	2.919% (12 Mo. LIBOR + 1.72%	)#	6/1/2042	8,125	8,412,951
Federal National Mortgage Assoc.	2.939% (12 Mo. LIBOR + 1.74%	)#	5/1/2042	14,434	15,112,716
Federal National Mortgage Assoc.	3.32% (12 Mo. LIBOR + 1.09%	)#	6/1/2038	1,670	1,719,712
Federal National Mortgage Assoc.	3.531% (12 Mo. LIBOR + 1.47%	)#	12/1/2035	9,506	9,926,750
Federal National Mortgage Assoc.	3.592% (12 Mo. LIBOR + 1.79%	)#	1/1/2041	3,261	3,413,081

296	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2020

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Assoc.	3.648% (12 Mo. LIBOR + 1.52%	)#	3/1/2039	$3,913	$4,102,612
Federal National Mortgage Assoc.	3.676% (12 Mo. LIBOR + 1.62%	)#	3/1/2038	5,388	5,669,190
Federal National Mortgage Assoc.	3.683% (12 Mo. LIBOR + 1.61%	)#	8/1/2037	5,391	5,651,199
Federal National Mortgage Assoc.	3.684% (12 Mo. LIBOR + 1.82%	)#	1/1/2042	8,236	8,580,279
Federal National Mortgage Assoc.	3.699% (12 Mo. LIBOR + 1.53%	)#	2/1/2036	4,387	4,590,025
Federal National Mortgage Assoc.	3.763% (12 Mo. LIBOR + 1.84%	)#	7/1/2040	2,079	2,191,156
Federal National Mortgage Assoc.	3.771% (12 Mo. LIBOR + 1.61%	)#	1/1/2038	2,642	2,779,181
Federal National Mortgage Assoc.	3.79% (12 Mo. LIBOR + 1.66%	)#	12/1/2036	3,467	3,650,233
Federal National Mortgage Assoc.	3.818% (12 Mo. LIBOR + 1.90%	)#	12/1/2038	2,725	2,899,072
Federal National Mortgage Assoc.	3.828% (12 Mo. LIBOR + 1.81%	)#	4/1/2040	2,113	2,222,694
Federal National Mortgage Assoc.	3.849% (12 Mo. LIBOR + 1.66%	)#	9/1/2036	3,240	3,400,309
Federal National Mortgage Assoc.	3.883% (12 Mo. LIBOR + 1.75%	)#	11/1/2038	5,630	5,950,904
Federal National Mortgage Assoc.	3.889% (12 Mo. LIBOR + 1.59%	)#	8/1/2034	8,149	8,527,796
Federal National Mortgage Assoc.	3.898% (12 Mo. LIBOR + 1.61%	)#	4/1/2038	5,444	5,726,524
Federal National Mortgage Assoc.	3.904% (12 Mo. LIBOR + 1.52%	)#	10/1/2035	6,468	6,755,727
Federal National Mortgage Assoc.	3.928% (12 Mo. LIBOR + 1.78%	)#	10/1/2036	3,544	3,752,685
Federal National Mortgage Assoc.	3.948% (12 Mo. LIBOR + 1.79%	)#	1/1/2041	8,413	8,826,798
Federal National Mortgage Assoc.	3.955% (12 Mo. LIBOR + 1.65%	)#	9/1/2038	3,956	4,155,907
Federal National Mortgage Assoc.	3.957% (12 Mo. LIBOR + 1.81%	)#	12/1/2040	6,081	6,383,562
Federal National Mortgage Assoc.	3.961% (12 Mo. LIBOR + 1.81%	)#	12/1/2040	3,143	3,300,495
Federal National Mortgage Assoc.	3.984% (12 Mo. LIBOR + 1.73%	)#	10/1/2036	4,747	5,014,093

See Notes to Financial Statements.	297

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2020

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Assoc.	3.989% (1 Yr Treasury CMT + 2.19%	)#	1/1/2038	$2,589	$2,722,751
Federal National Mortgage Assoc.	4.002% (12 Mo. LIBOR + 1.67%	)#	8/1/2038	1,826	1,920,344
Federal National Mortgage Assoc.	4.005% (12 Mo. LIBOR + 1.80%	)#	11/1/2040	8,380	8,789,836
Federal National Mortgage Assoc.	4.066% (12 Mo. LIBOR + 1.80%	)#	10/1/2040	1,388	1,455,804
Federal National Mortgage Assoc.	4.085% (12 Mo. LIBOR + 1.79%	)#	3/1/2042	6,064	6,364,557
Federal National Mortgage Assoc.	4.157% (12 Mo. LIBOR + 1.57%	)#	11/1/2036	1,921	2,007,270
Federal National Mortgage Assoc.	4.163% (1 Yr Treasury CMT + 2.22%	)#	3/1/2038	2,376	2,504,754
Federal National Mortgage Assoc.	4.185% (12 Mo. LIBOR + 1.81%	)#	8/1/2041	3,555	3,740,888
Total					206,231,394
Total Government Sponsored Enterprises Pass-Throughs (cost $275,670,418)					276,819,745

MUNICIPAL BONDS 0.14%

Miscellaneous
IL State GO	6.20%		7/1/2021	116	116,666
State of Illinois	4.95%		6/1/2023	64,014	63,797,947
State of Illinois	6.125%		7/1/2021	9,035	9,086,138
Total Municipal Bonds (cost $75,227,449)					73,000,751

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 17.09%
1211 Avenue of the Americas Trust 2015-1211 XA IO†	0.242%	#(l)	8/10/2035	214,200	2,839,649
A10 Bridge Asset Financing LLC 2015-AA A1†	3.30%		5/15/2036	37,192	37,030,934
AD Mortgage Trust 2017-330M A†	3.188%	#(l)	8/15/2034	3,560	3,615,920
Angel Oak Mortgage Trust 2020-1 A1†	2.466%	#(l)	12/25/2059	30,617	30,747,475
AOA Mortgage Trust 2015-1177 A†	2.957%		12/13/2029	24,596	24,741,225
AREIT Trust 2018-CRE2 A†	1.164% (1 Mo. LIBOR + .98%	)#	11/14/2035	39,288	38,432,139
Atrium Hotel Portfolio Trust 2017-ATRM A†	1.114% (1 Mo. LIBOR + .93%	)#	12/15/2036	19,170	18,051,156
Atrium Hotel Portfolio Trust 2017-ATRM B†	1.684% (1 Mo. LIBOR + 1.50%	)#	12/15/2036	31,196	28,270,626
Atrium Hotel Portfolio Trust 2018-ATRM B†	1.614% (1 Mo. LIBOR + 1.43%	)#	6/15/2035	28,355	25,045,759

298	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2020

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Atrium Hotel Portfolio Trust 2018-ATRM C†	1.834% (1 Mo. LIBOR + 1.65%	)#	6/15/2035	$9,012	$7,688,941
BAMLL Commercial Mortgage Securities Trust 2019-AHT B†	1.784% (1 Mo. LIBOR + 1.60%	)#	3/15/2034	10,221	8,758,222
BAMLL Commercial Mortgage Securities Trust 2019-RLJ A†	1.234% (1 Mo. LIBOR + 1.05%	)#	4/15/2036	9,729	9,149,774
BAMLL Trust 2011-FSHN A†	4.42%		7/11/2033	34,912	35,021,289
Banc of America Commercial Mortgage Trust 2016-UB10 XA IO	1.952%	#(l)	7/15/2049	85,647	5,746,234
Bancorp Commercial Mortgage Trust (The) 2018-CR3 A†	1.034% (1 Mo. LIBOR + .85%	)#	1/15/2033	3,148	2,991,559
Bancorp Commercial Mortgage Trust 2019-CRE5 A†	1.184% (1 Mo. LIBOR + 1.00%	)#	3/15/2036	45,406	43,763,568
Bancorp Commercial Mortgage Trust 2019-CRE6 A†	1.234% (1 Mo. LIBOR + 1.05%	)#	9/15/2036	77,454	74,616,603
BB-UBS Trust 2012-SHOW A†	3.43%		11/5/2036	39,264	37,348,553
BB-UBS Trust 2012-TFT A†	2.892%		6/5/2030	71,213	71,009,530
BB-UBS Trust 2012-TFT B†	3.468%	#(l)	6/5/2030	7,850	7,617,445
BB-UBS Trust 2012-TFT C†	3.468%	#(l)	6/5/2030	14,354	13,681,751
BBCMS Mortgage Trust 2018-TALL A†	0.906% (1 Mo. LIBOR + .72%	)#	3/15/2037	31,684	29,957,564
BBCMS Mortgage Trust 2018-TALL E†	2.621% (1 Mo. LIBOR + 2.44%	)#	3/15/2037	49,994	42,302,598
BBCMS Mortgage Trust 2019-BWAY A†	1.14% (1 Mo. LIBOR + .96%	)#	11/25/2034	58,210	55,725,976
BBCMS Mortgage Trust 2019-BWAY B†	1.494% (1 Mo. LIBOR + 1.31%	)#	11/25/2034	26,273	25,009,521
BBCMS Mortgage Trust 2019-BWAY C†	1.794% (1 Mo. LIBOR + 1.61%	)#	11/25/2034	10,000	9,447,714
BBCMS Trust 2013-TYSN C†	3.821%		9/5/2032	5,475	5,459,221
BBCMS Trust 2015-MSQ A†	3.593%		9/15/2032	19,174	19,420,246
BBCMS Trust 2015-STP A†	3.323%		9/10/2028	6,443	6,442,629
BBCMS Trust 2015-STP B†	3.927%		9/10/2028	11,400	11,383,933
BBCMS Trust 2015-STP C†	4.284%	#(l)	9/10/2028	23,900	23,832,535
BBCMS Trust 2015-STP XA IO†	0.962%	#(l)	9/10/2028	184,769	40,649
BBCMS Trust 2015-VFM A1†	2.466%		3/10/2036	24,539	24,037,980
BBCMS Trust 2018-BXH A†	1.184% (1 Mo. LIBOR + 1.00%	)#	10/15/2037	12,519	11,395,228
BDS 2018-FL2 A†	1.134% (1 Mo. LIBOR + .95%	)#	8/15/2035	6,517	6,336,265
BENCHMARK 2018-B3 Mortgage Trust 2018-B3 A3	3.746%		4/10/2051	5,000	5,431,600
Benchmark Mortgage Trust 2019-B12 TCC†	3.44%	#(l)	8/15/2052	5,525	5,287,396	(b)

See Notes to Financial Statements.	299

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2020

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BHP Trust 2019-BXHP 2019-BXHP A†	1.159% (1 Mo. LIBOR + .98%	)#	8/15/2036	$117,811	$109,036,684
BHP Trust 2019-BXHP 2019-BXHP B†	1.507% (1 Mo. LIBOR + 1.32%	)#	8/15/2036	42,561	37,055,969
BHP Trust 2019-BXHP E†	2.751% (1 Mo. LIBOR + 2.57%	)#	8/15/2036	40,350	32,810,207
BWAY 2013-1515 Mortgage Trust 2013-1515 A1†	2.809%		3/10/2033	7,702	7,843,698
BWAY Mortgage Trust 2013-1515 XB IO†	0.403%	#(l)	3/10/2033	103,040	1,916,565
BWAY Mortgage Trust 2015-1740 A†	2.917%		1/10/2035	9,488	9,623,539
BX Commercial Mortgage Trust 2018-BIOA A†	0.855% (1 Mo. LIBOR + .67%	)#	3/15/2037	72,248	69,650,764
BX Commercial Mortgage Trust 2019-XL A†	1.104% (1 Mo. LIBOR + .92%	)#	10/15/2036	336,683	331,052,933
BX Commercial Mortgage Trust 2019-XL B†	1.264% (1 Mo. LIBOR + 1.08%	)#	10/15/2036	26,082	25,295,468
BX Trust 2017-APPL E†	3.334% (1 Mo. LIBOR + 3.15%	)#	7/15/2034	23,839	21,731,605
BX Trust 2017-SLCT D†	2.234% (1 Mo. LIBOR + 2.05%	)#	7/15/2034	51,674	48,361,472
BX Trust 2017-SLCT E†	3.334% (1 Mo. LIBOR + 3.15%	)#	7/15/2034	56,002	51,616,725
BX Trust 2018-BILT A†	0.984% (1 Mo. LIBOR + .80%	)#	5/15/2030	31,628	29,609,631
BX Trust 2018-BILT D†	1.954% (1 Mo. LIBOR + 1.77%	)#	5/15/2030	11,427	9,694,549
BX Trust 2019-OC11 XA IO†	0.874%	#(l)	12/9/2041	561,200	33,604,600
BX Trust 2019-RP 2019-RP B†	1.679% (1 Mo. LIBOR + 1.50%	)#	6/15/2034	21,850	19,769,585
BXP Trust 2017-CQHP A†	1.034% (1 Mo. LIBOR + .85%	)#	11/15/2034	41,359	39,608,675
Cantor Commercial Real Estate Lending 2019-CF1 65A†	4.411%	#(l)	5/15/2052	5,498	4,881,310	(b)
CCRESG Commercial Mortgage Trust 2016-HEAT B IO	0.727%	#(l)	12/10/2054	145,290	5,545,066
CF Trust 2019-BOSS A1†	3.434% (1 Mo. LIBOR + 3.25%	)#	12/15/2021	63,488	58,159,522	(b)
CF Trust 2019-MF1 2019-MF1 A†	2.05% (1 Mo. LIBOR + 1.05%	)#	8/21/2032	32,351	31,375,158
CF Trust 2019-MF1 2019-MF1 B†	2.35% (1 Mo. LIBOR + 1.35%	)#	8/21/2032	9,204	8,915,547
CF Trust 2019-MF1 C†	2.65% (1 Mo. LIBOR + 1.65%	)#	8/21/2032	12,746	12,255,152
CFCRE Commercial Mortgage Trust 2011-C2 AJ†	5.739%	#(l)	12/15/2047	8,307	8,617,464
CFCRE Commercial Mortgage Trust 2016-C4 XA IO	1.697%	#(l)	5/10/2058	68,521	4,780,032
CFCRE Commercial Mortgage Trust 2016-C6 XA IO	1.137%	#(l)	11/10/2049	154,614	8,604,675
CFCRE Commercial Mortgage Trust 2018-TAN A†	4.236%		2/15/2033	9,907	9,566,589
Cherrywood SB Commercial Mortgage Loan Trust 2016-1A AFX†	3.73%		3/25/2049	2,565	2,551,764

300	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2020

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CHT Mortgage Trust 2017-CSMO A†	1.114% (1 Mo. LIBOR + .93%	)#	11/15/2036	$24,230	$22,851,466
CHT Mortgage Trust 2017-CSMO B†	1.584% (1 Mo. LIBOR + 1.40%	)#	11/15/2036	32,200	29,986,202
CHT Mortgage Trust 2017-CSMO D†	2.434% (1 Mo. LIBOR + 2.25%	)#	11/15/2036	28,625	26,003,477
Citigroup Commercial Mortgage Trust 2012-GC8 XB IO†	0.167%	#(l)	9/10/2045	218,445	774,604
Citigroup Commercial Mortgage Trust 2013-375P A IO	0.37%	#(l)	6/10/2048	241,183	3,833,419
Citigroup Commercial Mortgage Trust 2013-GC11 XA IO	1.375%	#(l)	4/10/2046	355,437	11,159,091
Citigroup Commercial Mortgage Trust 2013-GC15 A4	4.371%	#(l)	9/10/2046	13,315	14,419,314
Citigroup Commercial Mortgage Trust 2014-GC19 A3	3.753%		3/10/2047	4,716	5,059,521
Citigroup Commercial Mortgage Trust 2014-GC21 XA IO	1.174%	#(l)	5/10/2047	182,346	6,921,255
Citigroup Commercial Mortgage Trust 2014-GC23 XB IO	0.213%	#(l)	7/10/2047	120,131	1,047,891
Citigroup Commercial Mortgage Trust 2015-GC27 AAB	2.944%		2/10/2048	8,551	8,806,522
Citigroup Commercial Mortgage Trust 2015-GC27 XA IO	1.345%	#(l)	2/10/2048	115,406	5,313,972
Citigroup Commercial Mortgage Trust 2015-GC35 XA IO	0.845%	#(l)	11/10/2048	176,766	5,053,767
Citigroup Commercial Mortgage Trust 2016-GC36 XA IO	1.263%	#(l)	2/10/2049	98,808	4,832,296
Citigroup Commercial Mortgage Trust 2016-GC37 XA IO	1.745%	#(l)	4/10/2049	66,198	4,997,165
Citigroup Commercial Mortgage Trust 2018-B2 A2	3.788%		3/10/2051	5,605	5,877,553
Citigroup Mortgage Loan Trust 2013-2 5A1†	0.627%	#(l)	7/25/2036	1,414	1,406,887
COMM Mortgage Trust 2014-CCRE21 A3	3.528%		12/10/2047	4,629	4,960,046
COMM Mortgage Trust 2014-UBS3 A3	3.546%		6/10/2047	5,798	6,092,961
Commercial Mortgage Pass-Through Certificates 2010-C1 C†	5.72%	#(l)	7/10/2046	17,961	18,065,219
Commercial Mortgage Pass-Through Certificates 2010-C1 D†	5.855%	#(l)	7/10/2046	12,446	11,847,897
Commercial Mortgage Pass-Through Certificates 2012-CR3 AM†	3.416%		10/15/2045	7,449	7,560,026
Commercial Mortgage Pass-Through Certificates 2012-CR4 XA IO	1.694%	#(l)	10/15/2045	205,984	7,281,368

See Notes to Financial Statements.	301

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2020

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates 2012-CR5 AM†	3.223%		12/10/2045	$22,028	$22,279,889
Commercial Mortgage Pass-Through Certificates 2012-LC4 XA IO†	2.10%	#(l)	12/10/2044	60,681	1,488,372
Commercial Mortgage Pass-Through Certificates 2012-LTRT A1†	2.15%		10/5/2030	12,777	12,602,050
Commercial Mortgage Pass-Through Certificates 2013-CR10 A4	4.21%	#(l)	8/10/2046	9,960	10,702,220
Commercial Mortgage Pass-Through Certificates 2013-CR12 A3	3.765%		10/10/2046	16,558	17,464,826
Commercial Mortgage Pass-Through Certificates 2013-CR6 A4	3.101%		3/10/2046	4,850	4,969,011
Commercial Mortgage Pass-Through Certificates 2013-CR7 XA IO	1.226%	#(l)	3/10/2046	140,321	3,982,778
Commercial Mortgage Pass-Through Certificates 2013-CR8 XA IO	0.416%	#(l)	6/10/2046	424,484	4,228,374
Commercial Mortgage Pass-Through Certificates 2013-GAM A2†	3.367%		2/10/2028	15,413	15,153,610
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	12,870	12,641,292
Commercial Mortgage Pass-Through Certificates 2013-WWP XB IO†	0.256%	#(l)	3/10/2031	265,903	2,005,839
Commercial Mortgage Pass-Through Certificates 2014-277P A†	3.611%	#(l)	8/10/2049	16,960	17,982,739
Commercial Mortgage Pass-Through Certificates 2014-CR17 A5	3.977%		5/10/2047	7,751	8,387,156
Commercial Mortgage Pass-Through Certificates 2014-CR19 A4	3.532%		8/10/2047	16,936	17,836,707
Commercial Mortgage Pass-Through Certificates 2014-CR19 A5	3.796%		8/10/2047	10,150	10,854,698
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.006%	#(l)	8/10/2047	82,013	2,552,372
Commercial Mortgage Pass-Through Certificates 2014-CR21 XA IO	0.866%	#(l)	12/10/2047	106,268	3,348,413
Commercial Mortgage Pass-Through Certificates 2014-FL5 B†	2.20% (1 Mo. LIBOR + 2.15%	)#	10/15/2031	624	620,112
Commercial Mortgage Pass-Through Certificates 2014-LC15 A3 IO†	0.647%	#(l)	7/10/2050	173,900	3,905,873
Commercial Mortgage Pass-Through Certificates 2014-LC17 XA IO	0.767%	#(l)	10/10/2047	112,008	2,814,010
Commercial Mortgage Pass-Through Certificates 2014-UBS3 A4	3.819%		6/10/2047	13,342	14,166,945

302	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2020

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates 2014-UBS5 XA IO	0.874%	#(l)	9/10/2047	$201,933	$5,682,181
Commercial Mortgage Pass-Through Certificates 2014-UBS6 A5	3.644%		12/10/2047	16,942	18,050,422
Commercial Mortgage Pass-Through Certificates 2016-COR1 A2	2.499%		10/10/2049	14,521	14,645,473
Commercial Mortgage Pass-Through Certificates 2016-DC2 ASB	3.55%		2/10/2049	5,260	5,558,058
Commercial Mortgage Pass-Through Certificates 2016-GCT C IO	1.40%	#(l)	8/10/2049	117,390	6,184,556
Commercial Mortgage Pass-Through Certificates 2016-GCT D†	3.461%	#(l)	8/10/2029	7,193	6,954,294
Commercial Mortgage Pass-Through Certificates 2016-GCT E†	3.461%	#(l)	8/10/2029	6,850	6,428,519
Commercial Mortgage Pass-Through Certificates 2017-PANW D†	3.935%	#(l)	10/10/2029	18,022	18,173,543
Commercial Mortgage Pass-Through Certificates 2019-GC44 180B†	3.40%	#(l)	8/15/2057	25,250	19,120,959
Commercial Mortgage Trust 2006-GG7 AM	5.619%	#(l)	7/10/2038	12,017	11,970,388
Credit Suisse Commercial Mortgage Securities Corp. 2019-SKLZ A†	1.434% (1 Mo. LIBOR + 1.25%	)#	1/15/2034	8,300	7,832,347
Credit Suisse Commercial Mortgage Securities Corp. 2019-SKLZ A IO†	0.55%	#(l)	9/15/2037	114,894	2,742,859
Credit Suisse Commercial Mortgage Securities Corp. 2019-SKLZ B†	2.084% (1 Mo. LIBOR + 1.90%	)#	1/15/2034	33,700	31,237,932
Credit Suisse Commercial Mortgage Securities Corp. 2019-SKLZ C†	2.934% (1 Mo. LIBOR + 2.75%	)#	1/15/2034	21,900	19,935,281
Credit Suisse Commercial Mortgage Securities Corp. 2019-SKLZ D†	3.784% (1 Mo. LIBOR + 3.60%	)#	1/15/2034	6,000	5,312,324
Credit Suisse Mortgage Capital Certificates 2011-2R 4A1†	0.597% (1 Mo. LIBOR + .11%	)#	2/27/2037	1,229	1,214,837
Credit Suisse Mortgage Capital Certificates 2017-LSTK A†	2.761%		4/5/2033	59,601	59,719,776
Credit Suisse Mortgage Capital Certificates 2017-LSTK B†	3.03%		4/5/2033	13,175	12,923,613
Credit Suisse Mortgage Capital Certificates 2017-LSTK C†	3.229%		4/5/2033	8,450	8,169,386
Credit Suisse Mortgage Capital Certificates 2017-LSTK D†	3.331%	#(l)	4/5/2033	9,850	9,304,236
Credit Suisse Mortgage Capital Certificates 2017-MOON A†	3.197%		7/10/2034	22,524	22,802,514

See Notes to Financial Statements.	303

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2020

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates 2017-MOON B†	3.197%	#(l)	7/10/2034	$8,250	$8,147,712
Credit Suisse Mortgage Capital Certificates 2017-MOON D†	3.197%	#(l)	7/10/2034	9,093	8,718,118
Credit Suisse Mortgage Capital Certificates 2019-ICE4 A†	1.164% (1 Mo. LIBOR + .98%	)#	5/15/2036	47,265	46,316,056
Credit Suisse Mortgage Capital Certificates 2019-ICE4 C IO	1.897%	#(l)	1/15/2049	160,026	12,041,457
Credit Suisse Mortgage Capital Certificates Trust 2017-PFHP A†	1.134% (1 Mo. LIBOR + .95%	)#	12/15/2030	18,561	17,386,898
Credit Suisse Mortgage Capital Certificates Trust 2017-PFHP C†	1.784% (1 Mo. LIBOR + 1.60%	)#	12/15/2030	14,832	12,537,414
CSAIL Commercial Mortgage Trust 2015-C4 A2	3.157%		11/15/2048	12,570	12,591,302
CSAIL Commercial Mortgage Trust 2015-C4 A2 IO	1.479%	#(l)	8/10/2049	193,307	13,607,991
CSAIL Commercial Mortgage Trust 2016-C7 XA IO	0.957%	#(l)	11/15/2049	216,540	9,757,981
CSAIL Commercial Mortgage Trust 2018-C14 A2	4.261%		11/15/2051	46,551	50,369,979
CSMC 2014-USA OA LLC 2014-USA A1†	3.304%		9/15/2037	11,679	11,537,658
CSMC Trust 2020-AFC1 A1†	2.24%	#(l)	2/25/2050	70,782	71,065,050
DBGS Mortgage Trust 2018 5BP A†	0.829% (1 Mo. LIBOR + .65%	)#	6/15/2033	38,755	36,618,317
DBGS Mortgage Trust 2018-BIOD A†	0.987% (1 Mo. LIBOR + .80%	)#	5/15/2035	49,317	47,077,952
DBUBS Mortgage Trust 2011-LC2A A1†	3.527%		7/10/2044	2,802	2,816,884
DBUBS Mortgage Trust 2011-LC2A A4†	4.537%		7/10/2044	17,793	18,098,086
DBUBS Mortgage Trust 2011-LC2A B†	4.998%	#(l)	7/10/2044	6,825	6,906,863
DBUBS Mortgage Trust 2011-LC3A PM4†	5.098%	#(l)	5/10/2044	9,200	9,104,274
DBWF Mortgage Trust 2015-LCM A1†	2.998%		6/10/2034	14,515	14,250,783
DBWF Mortgage Trust 2015-LCM XA IO†	0.423%	#(l)	6/10/2034	28,681	386,911
DBWF Mortgage Trust 2018-AMXP A†	3.747%	#(l)	5/5/2035	268,450	264,689,177
DBWF Mortgage Trust 2018-AMXP B†	3.996%	#(l)	5/5/2035	53,868	55,539,793
DBWF Mortgage Trust 2018-AMXP C†	3.83%	#(l)	5/5/2035	49,438	49,732,403
DBWF Mortgage Trust 2018-AMXP D†	3.791%	#(l)	5/5/2035	6,780	6,339,204
DBWF Mortgage Trust 2018-GLKS B†	1.522% (1 Mo. LIBOR + 1.35%	)#	12/19/2030	12,250	10,829,114
DBWF Mortgage Trust 2018-GLKS D†	2.572% (1 Mo. LIBOR + 2.40%	)#	12/19/2030	34,200	29,331,090
Deephaven Residential Mortgage Trust 2020-1 A1†	2.339%	#(l)	1/25/2060	44,868	44,499,210
Exantas Capital Corp., Ltd. 2019-RSO7 A†	1.184% (1 Mo. LIBOR + 1.00%	)#	4/15/2036	28,560	27,490,931

304	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2020

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Exantas Capital Corp., Ltd. 2019-RSO7 AS†	1.684% (1 Mo. LIBOR + 1.50%	)#	4/15/2036	$38,900	$36,238,310
Fontainebleau Miami Beach Trust 2019-FBLU 2019-FBLU XA IO†	0.774%	#(l)	12/10/2036	367,400	10,045,634
Fontainebleau Miami Beach Trust 2019-FBLU A†	3.144%		12/10/2036	37,609	36,418,966
Fontainebleau Miami Beach Trust 2019-FBLU B†	3.447%		12/10/2036	16,564	15,771,849
GCAT Trust 2020-NQM1 A1†	2.247%		1/25/2060	33,621	33,580,318
GRACE Mortgage Trust 2014-GRCE A†	3.369%		6/10/2028	37,238	37,674,199
Great Wolf Trust 2019-WOLF B†	1.518% (1 Mo. LIBOR + 1.33%	)#	12/15/2036	25,028	22,675,188
Great Wolf Trust 2019-WOLF C†	1.817% (1 Mo. LIBOR + 1.63%	)#	12/15/2036	35,023	30,892,314
Great Wolf Trust 2019-WOLF D†	2.117% (1 Mo. LIBOR + 1.93%	)#	12/15/2036	35,023	30,580,879
Great Wolf Trust 2019-WOLF E†	2.916% (1 Mo. LIBOR + 2.73%	)#	12/15/2036	27,621	22,884,167
GS Mortgage Securities Corp Trust 2017-SLP A†	3.419%		10/10/2032	12,601	11,935,079
GS Mortgage Securities Corp. II 2012-BWTR A†	2.954%		11/5/2034	9,225	9,048,026
GS Mortgage Securities Corp. II 2012-TMSQ A†	3.007%		12/10/2030	43,122	42,791,146
GS Mortgage Securities Corp. II 2012-TMSQ C†	3.458%	#(l)	12/10/2030	14,494	13,908,855
GS Mortgage Securities Corp. Trust 2016-RENT C†	4.067%	#(l)	2/10/2029	13,648	13,514,452
GS Mortgage Securities Corp. Trust 2017-GPTX A†	2.856%		5/10/2034	42,391	41,719,949
GS Mortgage Securities Corp. Trust 2017-GPTX B†	3.104%		5/10/2034	31,294	29,677,471
GS Mortgage Securities Corp. Trust 2017-STAY A†	1.034% (1 Mo. LIBOR + .85%	)#	7/15/2032	35,859	34,133,943
GS Mortgage Securities Corp. Trust 2017-STAY B†	1.284% (1 Mo. LIBOR + 1.10%	)#	7/15/2032	16,811	15,707,348
GS Mortgage Securities Corp. Trust 2017-STAY C†	1.534% (1 Mo. LIBOR + 1.35%	)#	7/15/2032	15,428	14,075,907
GS Mortgage Securities Corp. Trust 2017-STAY D†	2.134% (1 Mo. LIBOR + 1.95%	)#	7/15/2032	19,051	17,059,990
GS Mortgage Securities Corp. Trust 2018-RIVR A†	1.134% (1 Mo. LIBOR + .95%	)#	7/15/2035	47,601	45,626,068
GS Mortgage Securities Corp. Trust 2019-70P A†	1.184% (1 Mo. LIBOR + 1.00%	)#	10/15/2036	78,294	75,833,538
GS Mortgage Securities Corp. Trust 2019-70P B†	1.504% (1 Mo. LIBOR + 1.32%	)#	10/15/2036	31,548	29,879,620
GS Mortgage Securities Corp. Trust 2019-BOCA A IO†	1.928%	#(l)	1/10/2045	170,432	3,408,041
GS Mortgage Securities Corp. Trust 2019-BOCA B†	1.684% (1 Mo. LIBOR + 1.50%	)#	6/15/2038	18,875	17,088,510

See Notes to Financial Statements.	305

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2020

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. Trust 2019-SMP A†	1.334% (1 Mo. LIBOR + 1.15%	)#	8/15/2032	$22,000	$20,614,216
GS Mortgage Securities Trust 2010-C2 A1†	3.849%		12/10/2043	644	644,899
GS Mortgage Securities Trust 2011-GC5 B†	5.389%	#(l)	8/10/2044	39,535	39,056,714
GS Mortgage Securities Trust 2012-GC6 B†	5.651%	#(l)	1/10/2045	14,812	14,800,864
GS Mortgage Securities Trust 2012-GCJ7 B	4.74%		5/10/2045	11,331	11,439,664
GS Mortgage Securities Trust 2012-GCJ9 XA IO	1.939%	#(l)	11/10/2045	85,933	3,258,113
GS Mortgage Securities Trust 2012-GCJ9 XB IO†	0.364%	#(l)	11/10/2045	89,303	702,771
GS Mortgage Securities Trust 2013 GC12 B	3.777%	#(l)	6/10/2046	5,809	5,643,426
GS Mortgage Securities Trust 2013-G1 A1†	2.059%		4/10/2031	7,247	7,275,719
GS Mortgage Securities Trust 2013-GC12 XA IO	1.415%	#(l)	6/10/2046	432,015	14,394,165
GS Mortgage Securities Trust 2014-GC18 A4	4.074%		1/10/2047	13,702	14,491,616
GS Mortgage Securities Trust 2014-GC26 XA IO	0.964%	#(l)	11/10/2047	88,540	3,097,937
GS Mortgage Securities Trust 2015-GC34 A4	3.506%		10/10/2048	16,777	18,210,850
GS Mortgage Securities Trust 2015-GS1 XA IO	0.776%	#(l)	11/10/2048	93,016	3,000,013
GS Mortgage Securities Trust 2016-GS2 XA IO	1.647%	#(l)	5/10/2049	220,399	12,701,473
GS Mortgage Securities Trust 2020-GC45 2020-GC45 A2	2.898%		2/13/2053	15,000	15,922,738
Hawaii Hotel Trust 2019-MAUI B†	1.634% (1 Mo. LIBOR + 1.45%	)#	5/15/2038	35,079	31,241,834
Hilton Orlando Trust 2018-ORL D†	1.884% (1 Mo. LIBOR + 1.70%	)#	12/15/2034	22,717	19,295,565
Hilton USA Trust 2016-SFP B†	3.323%		11/5/2035	4,745	4,573,026
HMH Trust 2017-NSS A†	3.062%		7/5/2031	33,687	32,070,031
HMH Trust 2017-NSS B†	3.343%		7/5/2031	21,685	21,261,813	(b)
HMH Trust 2017-NSS C†	3.787%		7/5/2031	16,116	15,638,298	(b)
HMH Trust 2017-NSS D†	4.723%		7/5/2031	21,309	20,767,474	(b)
Hudsons Bay Simon JV Trust 2015-HB10 XA10 IO†	1.293%	#(l)	8/5/2034	150,785	9,133,047
Hudsons Bay Simon JV Trust 2015-HB7 A7†	3.914%		8/5/2034	65,851	59,118,216
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	5,000	4,481,220
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.159%	#(l)	8/5/2034	5,000	4,302,299
Hudsons Bay Simon JV Trust 2015-HB7 XA7 IO†	1.245%	#(l)	8/5/2034	171,661	4,308,691
IMT Trust 2017-APTS AFX†	3.478%		6/15/2034	1,380	1,384,832
Irvine Core Office Trust 2013-IRV A1†	2.068%		5/15/2048	23,340	23,395,348
Irvine Core Office Trust 2013-IRV A2†	3.173%	#(l)	5/15/2048	40,462	41,174,339
Irvine Core Office Trust 2013-IRV XA IO†	1.105%	#(l)	5/15/2048	47,561	763,352
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2019-MARG A†	1.284% (1 Mo. LIBOR + 1.10%	)#	5/15/2034	23,269	22,194,970

306	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2019-MARG B†	1.584% (1 Mo. LIBOR + 1.40%	)#	5/15/2034	$11,000	$9,865,350
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2019-MARG C†	1.894% (1 Mo. LIBOR + 1.71%	)#	5/15/2034	7,900	6,958,162
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2019-MARG D†	2.294% (1 Mo. LIBOR + 2.11%	)#	5/15/2034	11,950	10,202,193
JP Morgan Chase Commercial Mortgage Securities Trust 2019-UES A†	3.81%		5/5/2032	6,710	6,909,086
JP Morgan Chase Commercial Mortgage Securities Trust 2020-ACE A†	3.287%		1/10/2037	136,320	120,189,663
JP Morgan Chase Commercial Mortgage Securities Trust 2020-ACE B†	3.64%		1/10/2037	29,970	26,633,173
JP Morgan Chase Commercial Mortgage Securities Trust 2020-ACE C†	3.694%	#(l)	1/10/2037	10,000	6,855,953	(b)
JPMorgan Chase Commercial Mortgage Securities Trust	3.75%		9/15/2029	69,956	63,707,978	(b)
JPMorgan Chase Commercial Mortgage Securities Trust	4.65%		9/15/2029	15,299	13,671,653	(b)
JPMorgan Chase Commercial Mortgage Securities Trust	5.35%		9/15/2029	11,384	9,977,285	(b)
JPMorgan Chase Commercial Mortgage Securities Trust	6.35%		9/15/2029	14,048	12,070,213	(b)
JPMorgan Chase Commercial Mortgage Securities Trust	7.35%		9/15/2029	8,338	6,947,759	(b)
JPMorgan Chase Commercial Mortgage Securities Trust 2010-C2 B†	5.075%	#(l)	11/15/2043	1,710	1,666,101
JPMorgan Chase Commercial Mortgage Securities Trust 2012-C6 B	4.819%	#(l)	5/15/2045	9,466	9,638,054
JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN A†	3.905%		5/5/2030	72,733	62,889,505
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C10 XA IO	0.973%	#(l)	12/15/2047	255,220	5,359,926
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C12 XA IO	0.481%	#(l)	7/15/2045	138,093	1,541,640
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C14 A4 IO	0.968%	#(l)	1/15/2048	153,500	5,321,561
JPMorgan Chase Commercial Mortgage Securities Trust 2013-LC11 XA IO	1.254%	#(l)	4/15/2046	95,960	2,824,299
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 A2	3.046%		4/15/2047	362	365,606
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	0.748%	#(l)	4/15/2047	64,743	1,180,884

See Notes to Financial Statements.	307

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.284%	#(l)	4/15/2047	$34,361	$419,544
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C24 XA IO	0.92%	#(l)	11/15/2047	98,936	2,494,142
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C25 XA IO	0.851%	#(l)	11/15/2047	174,177	5,249,627
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY A†	3.429%		6/10/2027	163,798	154,353,698
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY B†	3.771%		6/10/2027	20,772	18,680,399
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY C†	3.805%	#(l)	6/10/2027	14,352	11,772,304
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY D†	3.805%	#(l)	6/10/2027	25,795	3,095,446
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XA IO†	0.376%	#(l)	6/10/2027	102,274	6,136
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XB IO†	0.034%	#(l)	6/10/2027	45,476	910
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C28 A2 IO	0.686%	#(l)	12/15/2049	159,392	4,518,464
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C29 XA IO	0.716%	#(l)	5/15/2048	72,560	1,686,006
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 XA IO	0.513%	#(l)	7/15/2048	129,002	2,753,647
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C31 A2	3.008%		8/15/2048	4,141	4,141,510
JPMorgan Chase Commercial Mortgage Securities Trust 2015-UES B†	3.387%		9/5/2032	12,900	12,777,490
JPMorgan Chase Commercial Mortgage Securities Trust 2015-UES C†	3.621%	#(l)	9/5/2032	10,800	10,646,289
JPMorgan Chase Commercial Mortgage Securities Trust 2015-UES XA IO†	0.688%	#(l)	9/5/2032	242,750	139,581
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI A†	2.798%		10/5/2031	60,038	59,791,010
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI B†	3.201%		10/5/2031	12,036	11,773,401
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI C†	3.554%		10/5/2031	15,357	14,371,400
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI C IO†	0.657%	#(l)	10/5/2031	77,997	460,962
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI D†	4.009%	#(l)	10/5/2031	29,748	26,813,785

308	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI D IO	1.065%	#(l)	9/15/2050	$291,735	$15,338,385
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI E†	4.009%	#(l)	10/5/2031	9,726	8,287,855
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI XA IO†	1.211%	#(l)	10/5/2031	131,129	1,367,675
JPMorgan Chase Commercial Mortgage Securities Trust 2017-C5 A2	3.33%		3/15/2050	10,455	10,626,776
JPMorgan Chase Commercial Mortgage Securities Trust 2017-JP7 A3	3.379%		9/15/2050	10,000	10,678,050
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK A†	3.392%		6/5/2032	25,240	24,701,042
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK B†	3.795%		6/5/2032	21,137	20,393,517
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK C†	4.036%	#(l)	6/5/2032	15,721	14,734,293
JPMorgan Chase Commercial Mortgage Securities Trust 2018-BCON A†	3.735%		1/5/2031	27,681	28,392,175
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ A†	1.184% (1 Mo. LIBOR + 1.00%	)#	6/15/2032	118,826	110,820,504
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ B†	1.484% (1 Mo. LIBOR + 1.30%	)#	6/15/2032	30,765	27,961,390
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ C†	1.784% (1 Mo. LIBOR + 1.60%	)#	6/15/2032	24,054	21,230,295
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ E†	3.35% (1 Mo. LIBOR + 3.00%	)#	6/15/2035	6,092	4,823,510
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN†	2.02% (1 Mo. LIBOR + 1.02%	)#	11/15/2035	13,730	12,780,012
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN B†	2.35% (1 Mo. LIBOR + 1.35%	)#	11/15/2035	10,053	8,970,141	(b)
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN C†	2.70% (1 Mo. LIBOR + 1.70%	)#	11/15/2035	8,746	7,626,118	(b)
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN D†	3.00% (1 Mo. LIBOR + 2.00%	)#	11/15/2035	4,900	4,125,727	(b)
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC A†	1.384% (1 Mo. LIBOR + 1.20%	)#	4/15/2031	25,048	24,243,283
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC B†	2.084% (1 Mo. LIBOR + 1.90%	)#	4/15/2031	14,359	13,923,371
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC C†	2.484% (1 Mo. LIBOR + 2.30%	)#	4/15/2031	10,608	10,292,091
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC D†	3.304% (1 Mo. LIBOR + 3.12%	)#	4/15/2031	5,572	5,372,010

See Notes to Financial Statements.	309

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	1.253% (1 Mo. LIBOR + .95%	)#	7/5/2033	$32,310	$30,839,439
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFX†	4.248%		7/5/2033	101,017	104,330,459
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFX†	4.549%		7/5/2033	23,661	24,417,177
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFL†	1.953% (1 Mo. LIBOR + 1.65%	)#	7/5/2033	9,118	8,534,692
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFX†	4.95%		7/5/2033	31,569	32,062,348
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT DFL†	2.553% (1 Mo. LIBOR + 2.25%	)#	7/5/2033	9,118	8,496,072
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT DFX†	5.35%		7/5/2033	36,128	36,138,210
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT XAFX IO†	1.116%	#(l)	7/5/2033	155,900	4,985,682
JPMorgan Chase Commercial Mortgage Securities Trust 2019-ICON A†	3.884%		1/5/2034	23,915	25,032,428
JPMorgan Chase Commercial Mortgage Securities Trust 2019-ICON B†	4.235%		1/5/2034	13,737	14,415,470
JPMorgan Chase Commercial Mortgage Securities Trust 2019-ICON C†	4.536%		1/5/2034	13,000	13,366,600
JPMorgan Chase Commercial Mortgage Securities Trust 2019-ICON D†	5.038%		1/5/2034	13,262	13,229,773
JPMorgan Chase Commercial Mortgage Securities Trust 2019-ICON XA IO†	1.84%	#(l)	3/10/2049	98,373	4,942,065
Key Commercial Mortgage Securities Trust 2019-S2 2019-S2 A1†	2.656%		6/15/2052	15,943	16,477,973
Key Commercial Mortgage Securities Trust 2019-S2 2019-S2 X IO†	1.555%	#(l)	6/15/2052	131,753	12,160,098
Ladder Capital Commercial Mortgage Securities LLC 2014-909 A†	3.388%		5/15/2031	7,200	7,231,717
Ladder Capital Commercial Mortgage Trust 2013-GCP A1†	3.575%		2/15/2036	7,785	8,186,953
LoanCore Issuer Ltd. 2019-CRE3 A†	1.234% (1 Mo. LIBOR + 1.05%	)#	4/15/2034	102,235	98,429,691
LoanCore Issuer Ltd. 2019-CRE3 AS†	1.554% (1 Mo. LIBOR + 1.37%	)#	4/15/2034	24,298	22,965,886	(b)
LSTAR Commercial Mortgage Trust 2017-5 A2†	2.776%		3/10/2050	27,365	27,762,826
LSTAR Commercial Mortgage Trust 2017-5 A3†	4.50%		3/10/2050	72,650	77,623,256
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A1†	2.117%		10/15/2030	8,310	8,319,371

310	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A2†	3.277%		10/15/2030	$15,315	$15,600,386
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 A4	2.918%		2/15/2046	5,280	5,421,282
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 A4 IO	1.399%	#(l)	11/15/2049	267,425	16,217,424
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 A4	3.134%		12/15/2048	9,470	9,767,562
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 XA IO	1.047%	#(l)	5/15/2046	201,882	4,883,911
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 XB IO†	0.309%	#(l)	5/15/2046	107,177	1,065,342
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17 A4	3.443%		8/15/2047	11,485	12,119,082
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19 XA IO	1.002%	#(l)	12/15/2047	114,251	3,871,092
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29 XA IO	1.583%	#(l)	5/15/2049	127,800	8,334,688
Morgan Stanley Capital Barclays Bank Trust 2016-MART A†	2.20%		9/13/2031	5,681	5,657,207
Morgan Stanley Capital Barclays Bank Trust 2016-MART B†	2.48%		9/13/2031	11,590	11,422,827
Morgan Stanley Capital Barclays Bank Trust 2016-MART C†	2.817%		9/13/2031	25,000	24,347,192
Morgan Stanley Capital I Trust 2011-C2 A4†	4.661%		6/15/2044	7,206	7,391,597
Morgan Stanley Capital I Trust 2012-C4 AS	3.773%		3/15/2045	11,384	11,563,571
Morgan Stanley Capital I Trust 2012-C4 XA IO†	2.067%	#(l)	3/15/2045	173,852	4,533,613
Morgan Stanley Capital I Trust 2012-STAR A1†	2.084%		8/5/2034	12,086	11,953,132
Morgan Stanley Capital I Trust 2012-STAR A2†	3.201%		8/5/2034	11,276	11,244,267
Morgan Stanley Capital I Trust 2012-STAR B†	3.451%		8/5/2034	1,267	1,253,216
Morgan Stanley Capital I Trust 2014-CPT A IO	0.991%	#(l)	8/15/2049	121,223	6,226,220
Morgan Stanley Capital I Trust 2014-CPT XA IO†	0.089%	#(l)	7/13/2029	260,000	353,600
Morgan Stanley Capital I Trust 2015-420 A†	3.727%		10/12/2050	24,614	24,838,384
Morgan Stanley Capital I Trust 2015-UBS8 ASB	3.626%		12/15/2048	9,549	10,075,742
Morgan Stanley Capital I Trust 2016-UB11 XA IO	1.608%	#(l)	8/15/2049	84,780	5,533,507
Motel 6 Trust 2017-MTL6 C†	1.584% (1 Mo. LIBOR + 1.40%	)#	8/15/2034	27,713	25,102,454
Motel 6 Trust 2017-MTL6 D†	2.334% (1 Mo. LIBOR + 2.15%	)#	8/15/2034	116,263	104,842,415
Motel 6 Trust 2017-MTL6 E†	3.434% (1 Mo. LIBOR + 3.25%	)#	8/15/2034	113,553	95,894,492

See Notes to Financial Statements.	311

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Motel 6 Trust 2017-MTL6 F†	4.434% (1 Mo. LIBOR + 4.25%	)#	8/15/2034	$33,243	$26,521,072
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	17,898	17,525,962
MSCG Trust 2016-SNR B†	4.181%		11/15/2034	502	488,041
MSCG Trust 2016-SNR C†	5.205%		11/15/2034	14,521	14,221,106
Natixis Commercial Mortgage Securities Trust 2018-285M A†	3.79%	#(l)	11/15/2032	47,581	48,751,045
Natixis Commercial Mortgage Securities Trust 2018-285M B†	3.79%	#(l)	11/15/2032	17,029	17,207,535
New Orleans Hotel Trust 2019-HNLA A†	1.172% (1 Mo. LIBOR + .99%	)#	4/15/2032	41,812	39,056,313
New Orleans Hotel Trust 2019-HNLA D†	2.222% (1 Mo. LIBOR + 2.04%	)#	4/15/2032	15,495	13,023,754
New Orleans Hotel Trust 2019-HNLA E†	2.872% (1 Mo. LIBOR + 2.69%	)#	4/15/2032	5,000	4,069,110
New Orleans Hotel Trust 2019-HNLA F†	3.872% (1 Mo. LIBOR + 3.69%	)#	4/15/2032	3,000	2,202,250
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464%	#(l)	1/26/2060	27,918	27,325,749
Palisades Center Trust 2016-PLSD A†	2.713%		4/13/2033	6,735	6,562,065
Palisades Center Trust 2016-PLSD C†	3.998%		4/13/2033	40,040	34,736,774	(b)
Palisades Center Trust 2016-PLSD D†	4.737%		4/13/2033	34,072	20,910,370
PFP 2019-6 Ltd. 2019-6 AS†	1.634% (1 Mo. LIBOR + 1.45%	)#	4/14/2037	35,400	33,465,446	(b)
PFP Ltd. 2019-5 A†	1.154% (1 Mo. LIBOR + .97%	)#	4/14/2036	46,541	44,074,505
PFP Ltd. 2019-6 A†	1.234% (1 Mo. LIBOR + 1.05%	)#	4/14/2037	36,665	35,018,128
PFP Ltd. 2019-6 B†	1.884% (1 Mo. LIBOR + 1.70%	)#	4/14/2037	36,005	32,807,098	(b)
Prima Capital CRE Securitization Ltd. 2019-7A A†	2.25%		12/25/2050	80,679	80,162,587	(b)
RBS Commercial Funding, Inc. Trust 2013-SMV A†	3.26%		3/11/2031	57,896	56,699,342
Ready Capital Mortgage Financing LLC 2019-FL3 A†	1.168% (1 Mo. LIBOR + 1.00%	)#	3/25/2034	71,768	69,567,234
Ready Capital Mortgage Trust 2019-5 A†	3.777%		2/25/2052	10,677	10,428,568
ReadyCap Commercial Mortgage Trust 2015-2 A†	3.804%		6/25/2055	1,763	1,767,668
ReadyCap Commercial Mortgage Trust 2018-4 A†	3.39%		2/27/2051	16,364	16,833,273
ReadyCap Commercial Mortgage Trust 2019-6 A†	2.833%		10/25/2052	49,230	48,966,543
Residential Mortgage Loan Trust 2020-1 A1†	2.376%	#(l)	2/25/2024	19,761	19,527,036
RETL 2019-RVP A†	1.334% (1 Mo. LIBOR + 1.15%	)#	3/15/2036	11,200	10,636,068
RETL 2019-RVP C†	2.284% (1 Mo. LIBOR + 2.10%	)#	3/15/2036	19,830	17,452,224
Shelter Growth CRE Issuer Ltd. 2019-FL2 A†	1.284% (1 Mo. LIBOR + 1.10%	)#	5/15/2036	72,354	70,223,290

312	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Shelter Growth CRE Issuer Ltd. 2019-FL2 AS†	1.634% (1 Mo. LIBOR + 1.45%	)#	5/15/2036	$22,763	$21,509,752
Shops at Crystals Trust 2016-CSTL XA IO†	0.606%	#(l)	7/5/2036	112,000	3,634,400
SLIDE 2018-FUN A†	1.084% (1 Mo. LIBOR + .90%	)#	6/15/2031	44,936	41,628,854
SLIDE 2018-FUN B†	1.434% (1 Mo. LIBOR + 1.25%	)#	6/15/2031	8,598	7,740,340
SLIDE 2018-FUN C†	1.734% (1 Mo. LIBOR + 1.55%	)#	6/15/2031	6,982	6,094,120
SLIDE 2018-FUN D†	2.034% (1 Mo. LIBOR + 1.85%	)#	6/15/2031	11,295	9,335,322
Starwood Mortgage Residential Trust 2020-1 A1†	2.275%	#(l)	2/25/2050	44,646	44,647,438
Structured Asset Securities Corp. 2006-3H 1A2	5.75%		12/25/2035	5,309	5,468,443
Structured Asset Securities Corp. 2006-3H 1A3	5.75%		12/25/2035	3,218	3,321,394
UBS Commercial Mortgage Trust 2017-C6 XA IO	1.022%	#(l)	12/15/2050	374,832	22,398,827
UBS-BAMLL Trust 2012-WRM D†	4.238%	#(l)	6/10/2030	6,900	5,893,908	(b)
UBS-Barclays Commercial Mortgage Trust 2012-C2 A4	3.525%		5/10/2063	48,947	50,500,779
UBS-Barclays Commercial Mortgage Trust 2012-C2 BEC†	4.817%	#(l)	5/10/2063	8,100	8,368,505
UBS-Barclays Commercial Mortgage Trust 2012-C2 XA IO†	1.301%	#(l)	5/10/2063	81,933	1,857,139
UBS-Barclays Commercial Mortgage Trust 2012-C3 A4	3.091%		8/10/2049	13,765	14,116,344
UBS-Barclays Commercial Mortgage Trust 2012-C3 A4 IO†	0.946%	#(l)	3/10/2046	304,785	6,060,098
UBS-Barclays Commercial Mortgage Trust 2012-C4 A4	2.792%		12/10/2045	34,991	35,479,117
UBS-Barclays Commercial Mortgage Trust 2012-C4 A5	2.85%		12/10/2045	23,671	24,188,448
UBS-Barclays Commercial Mortgage Trust 2013-C5 A4	3.185%		3/10/2046	87,463	90,224,915
UBS-Barclays Commercial Mortgage Trust 2013-C5 AS†	3.347%		3/10/2046	23,805	23,940,691
UBS-Barclays Commercial Mortgage Trust 2013-C5 B†	3.649%	#(l)	3/10/2046	12,000	11,773,552
UBS-Barclays Commercial Mortgage Trust 2013-C6 XA IO†	1.113%	#(l)	4/10/2046	404,168	10,020,464
UBS-Citigroup Commercial Mortgage Trust 2011-C1 AS†	5.154%		1/10/2045	4,900	5,056,008
Verus Securitization Trust 2020-1 A1†	2.417%	#(l)	1/25/2060	50,903	51,173,351
VMC Finance LLC 2019-FL3 A†	1.284% (1 Mo. LIBOR + 1.10%	)#	9/15/2036	131,829	126,895,915
VNDO Mortgage Trust 2012-6AVE A†	2.996%		11/15/2030	14,400	14,726,111

See Notes to Financial Statements.	313

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Waikiki Beach Hotel Trust 2019-WBM A†	1.234% (1 Mo. LIBOR + 1.05%	)#	12/15/2033	$49,800	$46,466,293
Waikiki Beach Hotel Trust 2019-WBM B†	1.414% (1 Mo. LIBOR + 1.23%	)#	12/15/2033	31,700	27,666,606
Waikiki Beach Hotel Trust 2019-WBM C†	1.664% (1 Mo. LIBOR + 1.48%	)#	12/15/2033	22,200	18,736,367
Waikiki Beach Hotel Trust 2019-WBM D†	2.214% (1 Mo. LIBOR + 2.03%	)#	12/15/2033	31,000	26,371,052
Waikiki Beach Hotel Trust 2019-WBM E†	2.864% (1 Mo. LIBOR + 2.68%	)#	12/15/2033	12,800	10,544,128
WaMu Mortgage Pass-Through Certificates Trust 2005-AR18 1A1	3.702%	#(l)	1/25/2036	2,529	2,428,883
Wells Fargo Commercial Mortgage Trust 2010-C1 A2†	4.393%		11/15/2043	1,770	1,776,563
Wells Fargo Commercial Mortgage Trust 2014-LC16 A5	3.817%		8/15/2050	13,277	14,116,186
Wells Fargo Commercial Mortgage Trust 2015-C29 XA IO	0.622%	#(l)	6/15/2048	142,178	3,684,021
Wells Fargo Commercial Mortgage Trust 2015-NXS4 A2A IO	1.754%	#(l)	8/15/2049	193,628	15,744,077
Wells Fargo Commercial Mortgage Trust 2015-NXS4 A2B	4.669%	#(l)	12/15/2048	32,513	32,811,378
Wells Fargo Commercial Mortgage Trust 2015-SG1 XA IO	0.68%	#(l)	9/15/2048	157,460	4,439,359
Wells Fargo Commercial Mortgage Trust 2016-C34 XA IO	2.12%	#(l)	6/15/2049	149,066	11,660,923
Wells Fargo Commercial Mortgage Trust 2017-SMP B†	1.184% (1 Mo. LIBOR + 1.00%	)#	12/15/2034	16,322	14,795,712
Wells Fargo Commercial Mortgage Trust 2018-C44 A2	4.178%		5/15/2051	25,197	27,033,133
Wells Fargo Commercial Mortgage Trust 2018-C47 A2	4.361%		9/15/2061	22,988	25,023,560
Wells Fargo Commercial Mortgage Trust 2018-C48 A2	4.224%		1/15/2052	15,302	16,531,851
West Town Mall Trust 2017-KNOX A†	3.823%		7/5/2030	27,486	27,701,801
West Town Mall Trust 2017-KNOX B†	4.322%		7/5/2030	23,788	23,749,680
West Town Mall Trust 2017-KNOX C†	4.346%	#(l)	7/5/2030	17,640	17,166,608
West Town Mall Trust 2017-KNOX D†	4.346%	#(l)	7/5/2030	21,720	20,832,623
WF-RBS Commercial Mortgage Trust 2011-C2 A4†	4.869%	#(l)	2/15/2044	10,543	10,694,851
WF-RBS Commercial Mortgage Trust 2011-C2 A4 IO†	1.329%	#(l)	6/15/2045	318,338	5,931,713

314	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
WF-RBS Commercial Mortgage Trust 2012-C10 XA IO†	1.533%	#(l)	12/15/2045	$51,801	$1,663,110
WF-RBS Commercial Mortgage Trust 2012-C6 AS	3.835%		4/15/2045	5,000	5,062,985
WF-RBS Commercial Mortgage Trust 2012-C7 A2	3.431%		6/15/2045	5,393	5,511,734
WF-RBS Commercial Mortgage Trust 2012-C7 A2 IO†	1.803%	#(l)	8/15/2045	47,785	1,363,957
WF-RBS Commercial Mortgage Trust 2012-C7 B	4.747%	#(l)	6/15/2045	17,378	12,757,692
WF-RBS Commercial Mortgage Trust 2012-C9 A3	2.87%		11/15/2045	17,064	17,294,555
WF-RBS Commercial Mortgage Trust 2012-C9 C	4.543%	#(l)	11/15/2045	9,180	8,691,162
WF-RBS Commercial Mortgage Trust 2013-C11 AS	3.311%		3/15/2045	5,000	5,146,729
WF-RBS Commercial Mortgage Trust 2013-C12 AS	3.56%		3/15/2048	26,441	27,119,344
WF-RBS Commercial Mortgage Trust 2013-C13 XA IO†	1.192%	#(l)	5/15/2045	237,326	6,654,770
WF-RBS Commercial Mortgage Trust 2013-C15 A3	3.881%		8/15/2046	3,347	3,493,865
WF-RBS Commercial Mortgage Trust 2014-C19 A4	3.829%		3/15/2047	18,050	19,309,839
WF-RBS Commercial Mortgage Trust 2014-C19 A5	4.101%		3/15/2047	5,583	6,050,655
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	0.959%	#(l)	5/15/2047	196,920	5,498,446
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.572%	#(l)	5/15/2047	50,603	1,089,538
WF-RBS Commercial Mortgage Trust 2014-C21 XB IO	0.64%	#(l)	8/15/2047	77,369	1,934,754
WF-RBS Commercial Mortgage Trust 2014-C22 A4	3.995%		5/15/2047	5,350	5,744,061
WF-RBS Commercial Mortgage Trust 2014-C22 XA IO	0.807%	#(l)	9/15/2057	86,981	2,314,340
WF-RBS Commercial Mortgage Trust 2014-C22 XB IO	0.45%	#(l)	9/15/2057	37,769	624,992
WFLD Mortgage Trust 2014-MONT A†	3.755%	#(l)	8/10/2031	8,000	8,008,907
WFRBS Commercial Mortgage Trust 2014-C21 A4	3.41%		8/15/2047	17,434	18,287,126
Total Non-Agency Commercial Mortgage-Backed Securities (cost $9,314,707,808)					8,822,321,692

	Dividend Rate			Shares (000)

PREFERRED STOCK 0.00%

Oil
Templar Energy LLC (cost $4,795,110)	Zero Coupon			551	1	(d)

See Notes to Financial Statements.	315

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
U.S. TREASURY OBLIGATIONS 3.18%
U.S. Treasury Note(f)	0.125%	4/30/2022	$750,551	$750,199,179
U.S. Treasury Note(f)	0.125%	5/31/2022	506,607	506,280,476
U.S. Treasury Note	0.25%	5/31/2025	388,292	387,359,191
Total U.S. Treasury Obligations (cost $1,641,529,083)				1,643,838,846
Total Long-Term Investments (cost $50,477,622,590)				49,471,623,171

SHORT-TERM INVESTMENTS 4.63%

COMMERCIAL PAPER 1.43%

Aerospace/Defense 0.26%
Boeing Co.	2.333%	10/29/2020	134,250	133,078,635

Automotive 0.37%
American Honda Finance Corp.	2.088%	7/20/2020	58,946	58,781,524
Ford Motor Credit Co. LLC	7.166%	6/2/2020	12,670	12,667,536
General Motors Financial Co., Inc.	4.068%	6/2/2020	12,450	12,448,617
General Motors Financial Co., Inc.	4.083%	7/7/2020	10,272	10,230,912
General Motors Financial Co., Inc.	4.237%	7/6/2020	39,905	39,743,994
Hyundai Capital America	1.829%	6/29/2020	33,108	33,061,649
Hyundai Capital America	1.981%	6/12/2020	22,500	22,486,594
Total				189,420,826

Drugs 0.00%
Bayer Corp.	2.397%	7/27/2020	550	547,990

Electric: Power 0.03%
Entergy Corp.	2.339%	6/5/2020	13,792	13,788,475

Engineering & Contracting Services 0.03%
ABB Treasury Center, Inc.	1.782%	7/28/2020	15,093	15,051,180

Financial Services 0.09%
Syngenta Wilmington, Inc.	2.247%	6/2/2020	44,684	44,681,000

Household Furnishings 0.01%
Leggett & Platt, Inc.	1.299%	6/9/2020	7,802	7,799,781

Leisure 0.24%
Carnival Corp.	2.152%	9/3/2020	44,689	43,938,472
Carnival Corp.	2.152%	9/4/2020	83,086	81,665,146
Total				125,603,618

Lodging 0.03%
Marriott International, Inc.	6.377%	7/6/2020	13,187	13,107,512
Marriott International, Inc.	7.174%	6/24/2020	250	248,882
Total				13,356,394

316	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Machinery: Industrial/Specialty 0.02%
CNH Industrial Capital LLC	2.493%		7/2/2020	$10,785	$10,762,247

Oil: Crude Producers 0.24%
Energy Transfer Partners	1.268%		6/1/2020	124,898	124,898,000

Retail 0.11%
Dollarama, Inc.	2.185%		6/2/2020	13,323	13,322,204
Walgreens Boots Alliance, Inc.	2.203%		7/24/2020	44,714	44,572,467
Total					57,894,671
Total Commercial Paper (cost $738,261,490)					736,882,817

CORPORATE BONDS 0.15%

Automotive 0.05%
Nissan Motor Acceptance Corp.†	1.701% (3 Mo. LIBOR + .39%	)#	7/13/2020	17,308	17,221,152
Nissan Motor Acceptance Corp.†	1.765% (3 Mo. LIBOR + .39%	)#	9/28/2020	6,400	6,291,159
Total					23,512,311

Leisure 0.04%
Carnival Corp.	3.95%		10/15/2020	21,618	21,183,551

Oil 0.02%
Petroleos Mexicanos (Mexico)(e)	6.375%		2/4/2021	10,000	10,036,250

Oil: Crude Producers 0.04%
Spectra Energy Partners LP	2.014% (3 Mo. LIBOR + .70%)#		6/5/2020	21,660	21,659,962
Total Corporate Bonds (cost $76,496,916)					76,392,074

REPURCHASE AGREEMENT 3.05%
Repurchase Agreement dated 5/29/2020, 0.00% due 6/1/2020 with Fixed Income Clearing Corp. collateralized by $1,256,425,000 of U.S. Treasury Note at 0.50% due 3/15/2023; $227,850,000 of U.S. Treasury Note at 2.625% due 2/28/2023; $88,310,000 of U.S. Treasury Note at 2.375% due 1/31/2023; value: $1,605,994,719; proceeds: $1,574,496,709 (cost $1,574,496,709)				1,574,497	1,574,496,709
Total Short-Term Investments (cost $2,389,255,115)					2,387,771,600
Total Investments in Securities 100.47% (cost $52,866,877,705)					51,859,394,771
Liabilities in Excess of Cash, Foreign Cash and Other Assets(m) (0.47%)					(241,201,205)
Net Assets 100.00%					$51,618,193,566

See Notes to Financial Statements.	317

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2020

CAD	Canadian dollar.
CMT	Constant Maturity Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
SOFR	Secured Over Night Financing Rate.
Units	More than one class of securities traded together.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At May 31, 2020, the total value of Rule 144A securities was $24,104,069,209, which represents 46.70% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2020.
(a)	Amount is less than $1,000.
(b)	Level 3 Investment as described in Note 2(t) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Level 3 Investment as described in Note 2(t) in the Notes to Financials. Security fair valued by the Pricing Committee.
(e)	Foreign security traded in U.S. dollars.
(f)	Securities purchased on a when-issued basis (See Note 2(i)).
(g)	Security is perpetual in nature and has no stated maturity. (h) Defaulted (non-income producing security).
(i)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2020.
(j)	Level 3 Investment as described in Note 2(t) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(k)	Interest rate to be determined.
(l)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(m)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Centrally Cleared Credit Default Swaps on Indexes – Sell Protection at May 31, 2020(1):

Referenced Index	Central Clearing party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation(3)
Markit CDX.NA.HY.34(4)(5)	Credit Suisse	5.00%	6/20/2025	$387,590,000	$379,923,625	$(23,686,681)	$16,020,306

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $16,020,306. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities.

318	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2020

Credit Default Swaps on Indexes – Sell Protection at May 31, 2020(1):

Referenced Index*	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Depreciation(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX. NA.A.6	Morgan Stanley	2.00%	5/11/2063	$195,000,000	$163,012,278	$(5,763,854)	$(26,223,868)	$(31,987,722)

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage- backed securities.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps in Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $26,223,868.
(4)	Includes upfront payments received.

Open Forward Foreign Currency Exchange Contracts at May 31, 2020:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Canadian dollar	Sell	Bank of America	6/15/2020	52,000,000	$37,536,996	$37,767,608	$(230,612)

Open Futures Contracts at May 31, 2020:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	September 2020	53,578	Long	$11,827,644,172	$11,832,366,437	$4,722,265

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	September 2020	3,399	Short	$(426,306,081)	$(426,999,375)	$(693,294)

See Notes to Financial Statements.	319

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2020

The following is a summary of the inputs used as of May 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$–	$5,428,095,908	$171,284,452	$5,599,380,360
Remaining Industries	–	5,377,108,488	–	5,377,108,488
Common Stock	–	–	14,212	14,212
Convertible Bonds	–	52,046,145	–	52,046,145
Corporate Bonds
Banks: Regional	–	4,152,948,516	63,841,218	4,216,789,734
Remaining Industries	–	19,912,128,759	–	19,912,128,759
Floating Rate Loans
Aerospace/Defense	–	–	494,347,320	494,347,320
Automotive	–	–	40,786,868	40,786,868
Chemicals	–	–	141,432,491	141,432,491
Electric: Power	–	29,333,896	45,679,474	75,013,370
Electrical Equipment	–	26,053,191	36,940,411	62,993,602
Entertainment	–	302,562,085	20,244,862	322,806,947
Environmental Services	–	73,601,450	18,405,179	92,006,629
Investment Management Companies	–	132,522,394	196,626,662	329,149,056
Lodging	–	21,190,197	78,246,937	99,437,134
Media	–	175,287,563	78,843,831	254,131,394
Oil: Crude Producers	–	–	101,004,890	101,004,890
Real Estate Investment Trusts	–	91,672,503	105,574,050	197,246,553
Retail	–	119,982,065	9,229,999	129,212,064
Remaining Industries	–	797,622,136	–	797,622,136
Foreign Government Obligations	–	198,058,941	–	198,058,941
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	162,925,043	–	162,925,043
Government Sponsored Enterprises Pass-Throughs	–	276,819,745	–	276,819,745
Municipal Bonds	–	73,000,751	–	73,000,751
Non-Agency Commercial Mortgage-Backed Securities	–	8,352,341,353	469,980,339	8,822,321,692
Preferred Stock	–	–	1	1
U.S. Treasury Obligations	–	1,643,838,846	–	1,643,838,846
Short-Term Investments
Commercial Paper	–	736,882,817	–	736,882,817
Corporate Bonds	–	76,392,074	–	76,392,074
Repurchase Agreement	–	1,574,496,709	–	1,574,496,709
Total	$–	$49,786,911,575	$2,072,483,196	$51,859,394,771

320	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2020

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$16,020,306	$–	$16,020,306
Liabilities	–	–	–	–
Credit Default Swap Contracts
Assets	–	–	–	–
Liabilities	–	(31,987,722)	–	(31,987,722)
Forward Foreign Currency Exchange Contracts
Assets	–	–	–	–
Liabilities	–	(230,612)	–	(230,612)
Futures Contracts
Assets	4,722,265	–	–	4,722,265
Liabilities	(693,294)	–	–	(693,294)
Total	$4,028,971	$(16,198,028)	$–	$(12,169,057)

(1)	Refer to Note 2(t) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Commercial Paper	Common Stock	Corporate Bond
Balance as of December 1, 2019	$144,319,296	$53,958,858	$–	$–
Accrued Discounts (Premiums)	(33,334)	291,142	–	–
Realized Gain (Loss)	(207,369)	–	–	–
Change in Unrealized Appreciation (Depreciation)	(9,155,085)	–	(7,994)	–
Purchases	120,022,000	–	–	63,841,218
Security type transferred in	2,029,261	–	–	–
Security type transferred out	–	–	–	–
Sales	(4,347,000)	(54,250,000)	–	–
Transfers into Level 3	34,302,017	–	22,206	–
Transfers out of Level 3	(115,645,334)	–	–	–
Balance as of May 31, 2020	$171,284,452	$–	$14,212	$63,841,218
Change in unrealized appreciation/depreciation for the period ended May 31, 2020, related to Level 3 investments held at May 31, 2020	$(9,264,341)	$–	$(7,994)	$–

See Notes to Financial Statements.	321

Schedule of Investments (unaudited)(concluded)

SHORT DURATION INCOME FUND May 31, 2020

Investment Type	Floating Rate Loans	Governmant Sponsored Enterprises Pass- Throughs	Non-Agency Commercial Mortgage- Backed Securities	Preferred Stock
Balance as of December 1, 2019	$714,589,841	$4,255,349	$358,248,186	$1
Accrued Discounts (Premiums)	248,663	–	39,806	–
Realized Gain (Loss)	(1,983,713)	–	1,500,308	–
Change in Unrealized Appreciation (Depreciation)	100,473,108	–	(42,294,064)	–
Purchases	1,111893,110	–	10,079,720	–
Security type transferred in	–	–	–	–
Security type transferred out	–	–	(2,029,261)	–
Sales	(477,793,346)	–	(73,457,484)	–
Transfers into Level 3	201,943,386	–	231,440,935	–
Transfers out of Level 3	(282,008,075)	(4,255,349)	(13,547,807)	–
Balance as of May 31, 2020	$1,367,362,974	–	$469,980,339	$1
Change in unrealized appreciation/depreciation for the period ended May 31, 2020, related to Level 3 investments held at May 31, 2020	$(100,056,907)	$–	$(40,327,059)	$–

322	See Notes to Financial Statements.

Schedule of Investments (unaudited)

TOTAL RETURN FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 111.53%

ASSET-BACKED SECURITIES 14.34%

Automobiles 5.79%
ACC Trust 2018-1 B†	4.82%		5/20/2021	$819	$819,924
ACC Trust 2018-1 C†	6.81%		2/21/2023	1,490	1,481,956
ACC Trust 2019-1 B†	4.47%		10/20/2022	3,041	2,885,650	(a)
Ally Auto Receivables Trust 2019-4 A2	1.93%		10/17/2022	10,240	10,296,328
American Credit Acceptance Receivables Trust 2019-2 B†	3.05%		5/12/2023	7,113	7,141,371
AmeriCredit Automobile Receivables Trust 2018-3 A2A	3.11%		1/18/2022	346	346,003
AmeriCredit Automobile Receivables Trust 2018-3 A2B	0.432% (1 Mo. LIBOR + .25%	)#	1/18/2022	346	345,549
AmeriCredit Automobile Receivables Trust 2019-1 A2A	2.93%		6/20/2022	1,999	2,006,007
AmeriCredit Automobile Receivables Trust 2019-1 A2B	0.442% (1 Mo. LIBOR + .26%	)#	6/20/2022	2,209	2,206,649
Avid Automobile Receivables Trust 2019-1 A†	2.62%		2/15/2024	4,518	4,468,833
Avid Automobile Receivables Trust 2019-1 B†	2.82%		7/15/2026	1,747	1,736,728
Avid Automobile Receivables Trust 2019-1 C†	3.14%		7/15/2026	760	753,496
BMW Vehicle Lease Trust 2019-1 A2	2.79%		3/22/2021	2,403	2,410,099
BMW Vehicle Owner Trust 2019-A A2	2.05%		5/25/2022	10,251	10,310,335
California Republic Auto Receivables Trust 2016-2 A4	1.83%		12/15/2021	434	433,984
California Republic Auto Receivables Trust 2017-1 B	2.91%		12/15/2022	1,716	1,739,870
Capital Auto Receivables Asset Trust 2018-1 A3†	2.79%		1/20/2022	3,828	3,844,252
Capital Auto Receivables Asset Trust 2018-2 C†	3.69%		12/20/2023	4,810	4,899,164
CarMax Auto Owner Trust 2018-3 A2A	2.88%		10/15/2021	255	255,049
CarMax Auto Owner Trust 2019-3 A2A	2.21%		12/15/2022	3,084	3,109,237
Chesapeake Funding II LLC 2017-2A A1†	1.99%		5/15/2029	1,099	1,102,969
Chesapeake Funding II LLC 2017-3A A1†	1.91%		8/15/2029	2,770	2,777,886
CPS Auto Receivables Trust 2016-B D†	6.58%		3/15/2022	791	802,109
CPS Auto Receivables Trust 2018-A B†	2.77%		4/18/2022	180	179,986
CPS Auto Receivables Trust 2018-A C†	3.05%		12/15/2023	1,277	1,279,975
CPS Auto Receivables Trust 2018-B D†	4.26%		3/15/2024	2,879	2,846,922
CPS Auto Receivables Trust 2019-B E†	5.00%		3/17/2025	1,585	1,448,654
CPS Auto Receivables Trust 2020-A E†	4.09%		12/15/2025	812	676,758
CPS Auto Trust 2018-C B†	3.43%		7/15/2022	1,394	1,398,548
Drive Auto Receivables Trust 2016-BA D†	4.53%		8/15/2023	2,226	2,238,836
Drive Auto Receivables Trust 2016-CA D†	4.18%		3/15/2024	1,148	1,157,587

See Notes to Financial Statements.	323

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Drive Auto Receivables Trust 2017-1 E	5.17%	9/16/2024	$5,859	$5,940,331
Drive Auto Receivables Trust 2017-AA D†	4.16%	5/15/2024	2,374	2,405,127
Drive Auto Receivables Trust 2017-BA E†	5.30%	7/15/2024	25,156	25,751,777
Drive Auto Receivables Trust 2018-2 C	3.63%	8/15/2024	950	955,353
Drive Auto Receivables Trust 2019-3 A2A	2.63%	9/15/2022	1,637	1,639,471
Enterprise Fleet Financing LLC 2018-1 A2†	2.87%	10/20/2023	1,171	1,178,253
First Investors Auto Owner Trust 2017-3A A2†	2.41%	12/15/2022	1,337	1,339,928
First Investors Auto Owner Trust 2018-2A A1†	3.23%	12/15/2022	923	926,521
Flagship Credit Auto Trust 2017-3 B†	2.59%	7/15/2022	1,422	1,427,422
Flagship Credit Auto Trust 2017-4 A†	2.07%	4/15/2022	154	154,266
Flagship Credit Auto Trust 2018-1 A†	2.59%	6/15/2022	655	656,818
Flagship Credit Auto Trust 2018-3 A†	3.07%	2/15/2023	4,697	4,731,819
Flagship Credit Auto Trust 2018-3 B†	3.59%	12/16/2024	4,766	4,866,990
Flagship Credit Auto Trust 2020-2 A†	1.49%	7/15/2024	2,960	2,969,040
Ford Credit Auto Owner Trust 2019-C A2A	1.88%	7/15/2022	17,417	17,514,484
Ford Credit Auto Owner Trust 2020-A A2	1.03%	10/15/2022	2,044	2,053,456
Foursight Capital Automobile Receivables Trust 2018-1 A3†	3.24%	9/15/2022	2,130	2,141,109
Foursight Capital Automobile Receivables Trust 2018-1 B†	3.53%	4/17/2023	1,758	1,787,381
Foursight Capital Automobile Receivables Trust 2018-1 C†	3.68%	8/15/2023	962	988,370
Honda Auto Receivables Owner Trust 2019-1 A2	2.75%	9/20/2021	6,753	6,794,417
Honda Auto Receivables Owner Trust 2020-2 A2	0.74%	11/15/2022	6,142	6,156,226
Hyundai Auto Receivables Trust 2019-B A2	1.93%	7/15/2022	3,398	3,425,509
Mercedes-Benz Auto Lease Trust 2018-B A3	3.21%	9/15/2021	1,226	1,236,391
Mercedes-Benz Auto Lease Trust 2019-A A3	3.10%	11/15/2021	2,930	2,961,301
Nissan Auto Lease Trust 2019-B A2A	2.27%	10/15/2021	8,677	8,740,283
Santander Drive Auto Receivables Trust 2016-1 E	5.02%	6/15/2023	10,456	10,502,036
Santander Drive Auto Receivables Trust 2016-2 E	4.38%	9/15/2023	17,024	17,062,246
Santander Drive Auto Receivables Trust 2017-3 C	2.76%	12/15/2022	800	803,392
Santander Retail Auto Lease Trust 2019-B A2A†	2.29%	4/20/2022	1,907	1,921,226
TCF Auto Receivables Owner Trust 2016-PT1A B†	2.92%	10/17/2022	4,025	4,048,176
Westlake Automobile Receivables Trust 2020-1A C†	2.52%	4/15/2025	8,825	8,738,392
Wheels SPV 2 LLC 2018-1A A2†	3.06%	4/20/2027	1,276	1,285,355
World Omni Automobile Lease Securitization Trust 2018-A A3	2.83%	7/15/2021	4,769	4,778,083
Total				235,281,663

324	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Credit Cards 1.21%
Capital One Multi-Asset Execution Trust 2019-A3 A3	2.06%		8/15/2028	$6,909	$7,206,238
Citibank Credit Card Issuance Trust 2018-A1	2.49%		1/20/2023	6,702	6,792,166
Genesis Sales Finance Master Trust 2019-AA A†	4.68%		8/20/2023	4,127	4,047,384
Genesis Sales Finance Master Trust Series 2019-AA B†	5.42%		8/20/2023	1,150	1,123,268
Genesis Sales Finance Master Trust Series 2019-AA C†	6.88%		8/20/2023	1,700	1,658,861	(a)
Perimeter Master Note Business Trust 2019-1A A†	4.31%		12/15/2022	8,007	8,053,665
Perimeter Master Note Business Trust 2019-1A B†	6.02%		12/15/2022	1,199	1,211,319
Perimeter Master Note Business Trust 2019-1A C†	8.06%		12/15/2022	2,250	2,283,253
Trillium Credit Card Trust II 2018-2A A†	0.518% (1 Mo. LIBOR + .35%	)#	9/26/2023	3,737	3,728,404
World Financial Network Credit Card Master Trust 2017-C M	2.66%		8/15/2024	6,515	6,505,571
World Financial Network Credit Card Master Trust 2019-C A	2.21%		7/15/2026	6,397	6,427,624
Total					49,037,753

Home Equity 0.01%
New Century Home Equity Loan Trust 2005-A A6	4.685%		8/25/2035	212	208,922

Other 7.33%
Ally Master Owner Trust 2018-3 A	0.504% (1 Mo. LIBOR + .32%	)#	7/15/2022	2,640	2,636,485
ALM VII Ltd. 2012-7A A2R2†	3.069% (3 Mo. LIBOR +1.85%	)#	7/15/2029	9,692	9,521,664
ALM VII Ltd. 2012-7A CR2†	4.769% (3 Mo. LIBOR+ 3.55%	)#	7/15/2029	2,325	2,127,699
Ares XXIX CLO Ltd. 2014-1A A1R†	2.325% (3 Mo. LIBOR + 1.19%	)#	4/17/2026	983	981,987
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%		6/10/2021	305	305,668
Avery Point IV CLO Ltd. 2014-1A BR†	2.591% (3 Mo. LIBOR + 1.60%	)#	4/25/2026	2,019	2,007,510
Avery Point VII CLO Ltd. 2015-7A BR†	2.969% (3 Mo. LIBOR + 1.75%	)#	1/15/2028	4,900	4,766,717
Avery Point VII CLO Ltd. 2015-7A CR†	3.669% (3 Mo. LIBOR + 2.45%	)#	1/15/2028	2,600	2,546,417
Benefit Street Partners CLO IV Ltd. 2014-IVA A1RR†	2.385% (3 Mo. LIBOR + 1.25%	)#	1/20/2029	11,000	10,881,830
BSPRT Issuer Ltd. 2018-FL4 A†	1.234% (1 Mo. LIBOR + 1.05%	)#	9/15/2035	5,961	5,743,802
Cedar Funding VI CLO Ltd. 2016-6A BR†	2.735% (3 Mo. LIBOR + 1.60%	)#	10/20/2028	3,950	3,819,543
Conn’s Receivables Funding LLC 2017-B C†	5.95%		11/15/2022	2,583	2,582,885

See Notes to Financial Statements.	325

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Other (continued)
Diamond Resorts Owner Trust 2016-1 A†	3.08%		11/20/2028		$230	$229,266
Diamond Resorts Owner Trust 2017-1A B†	4.11%		10/22/2029		1,618	1,585,576
DRB Prime Student Loan Trust 2015-D A2†	3.20%		1/25/2040		2,640	2,669,880
Elm CLO Ltd. 2014-1A ARR†	2.305% (3 Mo. LIBOR + 1.17%	)#	1/17/2029		2,283	2,242,894
Fairstone Financial Issuance Trust I 2019-1A A†(b)	3.948%		3/21/2033	CAD	1,446	1,040,582
Fairstone Financial Issuance Trust I 2019-1A B†(b)	5.084%		3/21/2033	CAD	650	470,005	(a)
Fairstone Financial Issuance Trust I 2019-1A C†(b)	6.299%		3/21/2033	CAD	1,218	885,734	(a)
Fairstone Financial Issuance Trust I 2019-1A D†(b)	7.257%		3/21/2033	CAD	719	522,797	(a)
Ford Credit Floorplan Master Owner Trust 2015-5 A1	2.42%		8/15/2022		$8,100	8,104,028
Galaxy XXI CLO Ltd. 2015-21A AR†	2.155% (3 Mo. LIBOR + 1.02%	)#	4/20/2031		1,970	1,919,943
Halcyon Loan Advisors Funding Ltd. 2015-2A CR†	3.141% (3 Mo. LIBOR + 2.15%	)#	7/25/2027		1,496	1,414,018
Halcyon Loan Advisors Funding Ltd. 2015-3A A1R†	2.035% (3 Mo. LIBOR + .90%	)#	10/18/2027		5,245	5,170,561
Hardee’s Funding LLC 2018-1A A23†	5.71%		6/20/2048		5,590	5,199,871
Hardee’s Funding LLC 2018-1A A2II†	4.959%		6/20/2048		7,714	7,211,924
Hyundai Floorplan Master Owner Trust 2019-1 A†	2.68%		4/15/2024		2,577	2,600,921
Jamestown CLO IX Ltd. 2016-9A BR†	3.785% (3 Mo. LIBOR + 2.65%	)#	10/20/2028		5,000	4,864,924
Jamestown CLO VII Ltd. 2015-7A CR†	3.591% (3 Mo. LIBOR + 2.60%	)#	7/25/2027		4,459	3,895,405	(a)
JFIN CLO Ltd. 2014-1A B1R†	2.585% (3 Mo. LIBOR + 1.45%	)#	4/21/2025		4,500	4,393,667
Kayne CLO 7 Ltd. 2020-7A A1†	2.607% (3 Mo. LIBOR + 1.20%	)#	4/17/2033		11,511	11,251,624
KKR CLO Ltd. 18 D†	4.735% (3 Mo. LIBOR + 3.60%	)#	7/18/2030		918	770,538	(a)
KVK CLO Ltd. 2016-1A C†	4.369% (3 Mo. LIBOR + 3.15%	)#	1/15/2029		4,936	4,886,376
Longtrain Leasing III LLC 2015-1A A2†	4.06%		1/15/2045		4,876	4,894,534
Marble Point CLO XVII Ltd. 2020-1A A†	2.196% (3 Mo. LIBOR + 1.30%	)#	4/20/2033		7,154	6,953,382
Massachusetts Educational Financing Authority 2008-1 A1	1.941% (3 Mo. LIBOR + .95%	)#	4/25/2038		2,554	2,481,849
ME Funding LLC 2019-1 A2†	6.448%		7/30/2049		12,940	9,971,725
Mountain View CLO LLC 2017-1A AR†	2.266% (3 Mo. LIBOR + 1.09%	)#	10/16/2029		6,610	6,470,805
Mountain View CLO X Ltd. 2015-10A BR†	2.661% (3 Mo. LIBOR + 1.35%	)#	10/13/2027		4,300	4,148,220
Navient Private Education Refi Loan Trust 2018-DA A2A†	4.00%		12/15/2059		3,732	3,909,187

326	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Northwoods Capital 20 Ltd. 2019-20A C†	4.701% (3 Mo. LIBOR + 2.80%	)#	1/25/2030	$3,838	$3,813,323
Northwoods Capital 20 Ltd. 2019-20A D†	6.151% (3 Mo. LIBOR + 4.25%	)#	1/25/2030	4,443	4,215,629	(a)
Octagon Investment Partners 29 Ltd. 2016-1A AR†	2.20% (3 Mo. LIBOR + 1.18%	)#	1/24/2033	6,493	6,272,472
Orec Ltd. 2018-CRE1 A†	1.364% (1 Mo. LIBOR + 1.18%	)#	6/15/2036	6,539	6,294,173
Palmer Square Loan Funding Ltd. 2018-1A A1†	1.819% (3 Mo. LIBOR + .60%	)#	4/15/2026	3,755	3,733,811
Palmer Square Loan Funding Ltd. 2018-1A A2†	2.269% (3 Mo. LIBOR + 1.05%	)#	4/15/2026	2,878	2,803,265
Palmer Square Loan Funding Ltd. 2018-1A B†	2.619% (3 Mo. LIBOR + 1.40%	)#	4/15/2026	2,179	2,075,138
Palmer Square Loan Funding Ltd. 2018-5A A2†	2.535% (3 Mo. LIBOR + 1.40%	)#	1/20/2027	1,618	1,579,395
Pennsylvania Higher Education Assistance Agency 2006-1 B	1.261% (3 Mo. LIBOR + .27%	)#	4/25/2038	1,555	1,432,260
PFS Financing Corp. 2018-B†	3.08%		2/15/2023	3,180	3,165,308
Planet Fitness Master Issuer LLC 2019-1A A2†	3.858%		12/5/2049	3,909	3,056,527
Salem Fields CLO Ltd. 2016-2A A1R†	2.944% (3 Mo. LIBOR + 1.15%	)#	10/25/2028	7,445	7,303,976
SCF Equipment Leasing LLC 2017-2A A†	3.41%		12/20/2023	1,201	1,200,640
SCF Equipment Leasing LLC 2018-1A A2†	3.63%		10/20/2024	3,434	3,444,932
SCF Equipment Leasing LLC 2019-1A A2†	3.23%		10/20/2024	3,300	3,199,714
SCF Equipment Leasing LLC 2019-1A C†	3.92%		11/20/2026	13,901	12,556,990
SCF Equipment Leasing LLC 2019-2A B†	2.76%		8/20/2026	9,263	8,843,783
SCF Equipment Leasing LLC 2019-2A C†	3.11%		6/21/2027	6,718	5,876,329
Shackleton CLO Ltd. 2016-9A B†	3.035% (3 Mo. LIBOR + 1.90%	)#	10/20/2028	3,333	3,242,124
Shackleton CLO Ltd. 2019-14A A2†	3.035% (3 Mo. LIBOR + 1.90%	)#	7/20/2030	11,147	10,826,428
SLC Student Loan Trust 2008-1 A4A	2.341% (3 Mo. LIBOR + 1.60%	)#	12/15/2032	7,543	7,434,846
Sound Point CLO XI Ltd. 2016-1A AR†	2.235% (3 Mo. LIBOR + 1.10%	)#	7/20/2028	3,749	3,686,379
Sound Point CLO XII Ltd. 2016-2A CR†	3.735% (3 Mo. LIBOR + 2.60%	)#	10/20/2028	5,210	4,990,450
Sound Point CLO XV Ltd. 2017-1A C†	3.543% (3 Mo. LIBOR + 2.50%	)#	1/23/2029	3,701	3,497,717

See Notes to Financial Statements.	327

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Towd Point Asset Trust 2018-SL1 A†	0.768% (1 Mo. LIBOR + .60%	)#	1/25/2046	$4,445	$4,319,859
TPG Real Estate Finance Issuer Ltd. 2018-FL2 A†	1.314% (1 Mo. LIBOR + 1.13%	)#	11/15/2037	6,669	6,469,263
Tralee CLO III Ltd. 2014-3A AR†	2.165% (3 Mo. LIBOR + 1.03%	)#	10/20/2027	7,354	7,253,755
Westgate Resorts LLC 2018-1A A†	3.38%		12/20/2031	1,792	1,751,055
Wingstop Funding LLC 2018-1 A2†	4.97%		12/5/2048	5,344	5,420,814
Total					297,842,798
Total Asset-Backed Securities (cost $594,935,637)					582,371,136

CORPORATE BONDS 40.34%

Aerospace/Defense 1.22%
BAE Systems plc (United Kingdom)†(c)	3.40%		4/15/2030	8,181	8,881,672
Boeing Co. (The)	4.875%		5/1/2025	10,756	11,428,412
Boeing Co. (The)	5.04%		5/1/2027	9,324	9,913,125
Kratos Defense & Security Solutions, Inc.†	6.50%		11/30/2025	1,027	1,058,986
Raytheon Technologies Corp.	2.25%		7/1/2030	11,114	11,410,387
Signature Aviation US Holdings, Inc.†	4.00%		3/1/2028	2,981	2,645,086
TransDigm, Inc.	6.375%		6/15/2026	4,529	4,222,432
Total					49,560,100

Air Transportation 0.21%
Delta Air Lines, Inc.†	7.00%		5/1/2025	8,298	8,585,242

Apparel 0.06%
PVH Corp.	7.75%		11/15/2023	2,290	2,493,024

Auto Parts: Original Equipment 0.13%
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.†	8.50%		5/15/2027	2,228	2,191,383
ZF North America Capital, Inc.†	4.75%		4/29/2025	3,370	3,298,387
Total					5,489,770

Automotive 0.84%
Aston Martin Capital Holdings Ltd. (Jersey)†(c)	6.50%		4/15/2022	2,252	1,799,078
Ford Motor Co.	7.45%		7/16/2031	6,885	6,859,181
General Motors Co.	6.60%		4/1/2036	10,721	11,478,337
Navistar International Corp.†	9.50%		5/1/2025	3,698	3,993,840
Tesla, Inc.†	5.30%		8/15/2025	4,112	4,124,789
Volkswagen Group of America Finance LLC†	3.125%		5/12/2023	4,394	4,515,337

328	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2020

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Automotive (continued)
Volkswagen Group of America Finance LLC†	3.35%		5/13/2025		$1,248	$1,301,686
Total						34,072,248

Banks: Regional 5.04%
Akbank T.A.S. (Turkey)†(c)	5.00%		10/24/2022		2,455	2,424,205
Banco de Credito e Inversiones SA (Chile)†(c)	3.50%		10/12/2027		3,725	3,839,878
Banco do Brasil SA†	4.625%		1/15/2025		4,000	4,102,740
Bank of America Corp.	3.593% (3 Mo. LIBOR + 1.37%	)#	7/21/2028		11,895	13,099,358
Bank of America Corp.	3.95%		4/21/2025		2,775	3,035,351
Bank of America Corp.	3.97% (3 Mo. LIBOR+ 1.07%	)#	3/5/2029		5,597	6,330,258
Bank of America Corp.	4.00%		1/22/2025		4,554	4,976,698
Bank of America Corp.	4.45%		3/3/2026		2,000	2,255,832
Citigroup, Inc.	2.666% (SOFR + 1.15%	)#	1/29/2031		4,013	4,079,754
Citigroup, Inc.	3.887% (3 Mo. LIBOR + 1.56%	)#	1/10/2028		272	299,165
Citigroup, Inc.	3.98% (3 Mo. LIBOR + 1.34%	)#	3/20/2030		8,361	9,365,178
Citigroup, Inc.	4.45%		9/29/2027		4,060	4,519,275
Goldman Sachs Group, Inc. (The)	1.11% (3 Mo. LIBOR + .75%	)#	2/23/2023		4,978	4,892,346
Goldman Sachs Group, Inc. (The)	1.54% (3 Mo. LIBOR + .78%	)#	10/31/2022		5,538	5,473,744
JPMorgan Chase & Co.	3.54% (3 Mo. LIBOR + 1.38%	)#	5/1/2028		3,733	4,087,303
JPMorgan Chase & Co.	3.782% (3 Mo. LIBOR + 1.34%	)#	2/1/2028		27,001	29,867,656
JPMorgan Chase & Co.	4.00% (SOFR + 2.75%	)#	–	(d)	1,864	1,604,205
JPMorgan Chase & Co.	4.60% (SOFR + 3.13%	)#	–	(d)	5,345	4,746,627
Kookmin Bank (South Korea)†(c)	1.75%		5/4/2025		5,000	5,090,025
Macquarie Group Ltd. (Australia)†(c)	4.654% (3 Mo. LIBOR + 1.73%	)#	3/27/2029		9,640	10,758,128
Morgan Stanley	3.625%		1/20/2027		9,466	10,512,373
Morgan Stanley	3.875%		1/27/2026		6,664	7,509,442
Morgan Stanley	7.25%		4/1/2032		523	768,895
National Securities Clearing Corp.†	1.50%		4/23/2025		5,974	6,060,223
Popular, Inc.	6.125%		9/14/2023		683	690,612
Santander UK plc (United Kingdom)(c)	7.95%		10/26/2029		4,693	6,086,510
Toronto-Dominion Bank (The) (Canada)(c)	3.625% (5 Yr. Swap rate + 2.21%	)#	9/15/2031		8,906	9,693,227
Truist Bank	2.25%		3/11/2030		4,023	3,980,167
Turkiye Garanti Bankasi AS (Turkey)†(c)	5.875%		3/16/2023		1,100	1,095,380
UBS AG (Switzerland)(c)	5.125%		5/15/2024		9,363	10,148,724
Wells Fargo Bank NA	5.85%		2/1/2037		9,276	12,519,276

See Notes to Financial Statements.	329

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)
Wells Fargo Bank NA	6.60%	1/15/2038	$7,573	$10,674,157
Total				204,586,712

Beverages 0.66%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev
Worldwide, Inc.	4.70%	2/1/2036	13,132	15,006,280
Anheuser-Busch InBev Worldwide, Inc.	3.50%	6/1/2030	6,398	7,035,839
Becle SAB de CV (Mexico)†(c)	3.75%	5/13/2025	1,900	1,960,433
Constellation Brands, Inc.	2.875%	5/1/2030	2,790	2,898,590
Total				26,901,142

Biotechnology Research & Production 0.50%
Biogen, Inc.	2.25%	5/1/2030	20,039	20,345,445

Building Materials 0.22%
Carrier Global Corp.†	3.577%	4/5/2050	1,616	1,459,990
Cemex SAB de CV (Mexico)†(c)	5.45%	11/19/2029	3,880	3,631,040
Griffon Corp.	5.75%	3/1/2028	3,679	3,675,045
Total				8,766,075

Business Services 0.84%
Adani Ports & Special Economic Zone Ltd. (India)†(c)	4.00%	7/30/2027	2,055	1,954,539
Ahern Rentals, Inc.†	7.375%	5/15/2023	4,042	1,773,003
Global Payments, Inc.	3.20%	8/15/2029	3,217	3,403,407
MPH Acquisition Holdings LLC†	7.125%	6/1/2024	4,247	4,026,644
PayPal Holdings, Inc.	2.85%	10/1/2029	11,565	12,522,968
PayPal Holdings, Inc.	3.25%	6/1/2050	2,494	2,677,919
Pepperdine University	3.301%	12/1/2059	1,856	1,936,959
United Rentals North America, Inc.	4.875%	1/15/2028	4,714	4,867,747
University of Chicago (The)	2.761%	4/1/2045	787	800,978
Total				33,964,164

Chemicals 0.67%
CF Industries, Inc.	4.95%	6/1/2043	3,986	4,222,450
CNAC HK Finbridge Co. Ltd. (Hong Kong)(c)	3.50%	7/19/2022	4,000	4,083,233
CNAC HK Finbridge Co. Ltd. (Hong Kong)(c)	4.125%	7/19/2027	8,550	9,099,637
Orbia Advance Corp. SAB de CV (Mexico)†(c)	4.875%	9/19/2022	1,364	1,418,580
Phosagro OAO Via Phosagro Bond Funding DAC (Ireland)†(c)	3.949%	4/24/2023	6,720	6,988,800
Syngenta Finance NV (Netherlands)†(c)	4.441%	4/24/2023	1,200	1,232,485
Total				27,045,185

330	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Coal 0.09%
Warrior Met Coal, Inc.†	8.00%		11/1/2024	$3,800	$3,764,964

Computer Hardware 0.53%
Dell International LLC/EMC Corp.†	5.45%		6/15/2023	1,752	1,882,630
Dell International LLC/EMC Corp.†	6.02%		6/15/2026	863	975,959
Dell International LLC/EMC Corp.†	8.35%		7/15/2046	7,347	9,335,261
Hewlett Packard Enterprise Co.	1.464% (3 Mo. LIBOR + .68%	)#	3/12/2021	4,027	4,002,992
Leidos, Inc.	5.50%		7/1/2033	524	574,557
Leidos, Inc.	7.125%		7/1/2032	3,725	4,678,823
Total					21,450,222

Computer Software 0.20%
Oracle Corp.	6.125%		7/8/2039	5,614	8,223,390

Construction/Homebuilding 0.43%
Century Communities, Inc.	6.75%		6/1/2027	3,686	3,770,428
NVR, Inc.	3.00%		5/15/2030	7,615	7,717,613
Toll Brothers Finance Corp.	4.35%		2/15/2028	3,884	3,975,507
TRI Pointe Group, Inc.	5.25%		6/1/2027	2,171	2,131,357
Total					17,594,905

Diversified 0.01%
KOC Holding AS (Turkey)†(c)	5.25%		3/15/2023	625	620,703

Drugs 1.41%
AbbVie, Inc.†	4.25%		11/21/2049	2,491	2,878,903
Bausch Health Americas, Inc.†	9.25%		4/1/2026	1,729	1,923,832
Bausch Health Cos, Inc.†	5.00%		1/30/2028	2,055	1,992,025
Bayer Corp.†	6.65%		2/15/2028	2,173	2,777,752
Bayer US Finance II LLC†	3.875%		12/15/2023	5,573	6,016,545
Cigna Corp.	1.493% (3 Mo. LIBOR + .65%	)#	9/17/2021	3,486	3,468,239
CVS Health Corp.	3.625%		4/1/2027	9,315	10,239,127
CVS Health Corp.	5.05%		3/25/2048	7,125	9,177,327
Eli Lilly and Co.	2.25%		5/15/2050	19,857	18,745,297
Total					57,219,047

Electric: Power 3.86%
Ameren Corp.	3.50%		1/15/2031	12,355	13,757,024
Ausgrid Finance Pty Ltd. (Australia)†(c)	4.35%		8/1/2028	7,038	7,711,209
Berkshire Hathaway Energy Co.	3.80%		7/15/2048	8,824	10,241,971
Cleco Corporate Holdings LLC†	3.375%		9/15/2029	3,100	3,080,048

See Notes to Financial Statements.	331

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Electric: Power (continued)
Cleco Corporate Holdings LLC	4.973%		5/1/2046	$3,621	$3,360,496
Dominion Energy South Carolina, Inc.	6.05%		1/15/2038	3,664	5,160,191
Dominion Energy South Carolina, Inc.	6.625%		2/1/2032	1,709	2,477,868
Dominion Energy, Inc.	3.375%		4/1/2030	8,277	9,076,620
DTE Electric Co.	2.625%		3/1/2031	13,836	14,840,531
Duke Energy Indiana LLC	2.75%		4/1/2050	2,428	2,448,416
El Paso Electric Co.	5.00%		12/1/2044	2,421	2,886,667
Emera US Finance LP	4.75%		6/15/2046	7,741	8,800,166
Emirates Semb Corp., Water & Power Co. PJSC (United Arab Emirates)†(c)	4.45%		8/1/2035	1,845	2,020,275
Empresas Publicas de Medellin ESP (Colombia)†(c)	4.25%		7/18/2029	1,770	1,746,211
Entergy Arkansas LLC	4.20%		4/1/2049	4,712	5,804,651
Entergy Louisiana LLC	4.00%		3/15/2033	7,846	9,443,874
Exelon Corp.	4.05%		4/15/2030	3,519	4,055,715
Exelon Generation Co. LLC	3.25%		6/1/2025	9,276	9,613,466
Exelon Generation Co. LLC	5.60%		6/15/2042	564	642,233
Exelon Generation Co. LLC	5.75%		10/1/2041	4,219	4,750,787
FirstEnergy Transmission LLC†	4.55%		4/1/2049	5,238	6,261,086
ITC Holdings Corp.	3.35%		11/15/2027	3,411	3,662,516
Listrindo Capital BV (Netherlands)†(c)	4.95%		9/14/2026	6,150	6,027,892
Massachusetts Electric Co.†	4.004%		8/15/2046	3,105	3,501,717
Minejesa Capital BV (Netherlands)†(c)	4.625%		8/10/2030	1,800	1,806,408
NRG Energy, Inc.	5.75%		1/15/2028	976	1,064,021
Oglethorpe Power Corp.	5.95%		11/1/2039	2,611	3,430,787
Pennsylvania Electric Co.†	3.60%		6/1/2029	3,906	4,331,490
PSEG Power LLC	8.625%		4/15/2031	3,362	4,635,388
Total					156,639,724

Electrical Equipment 0.55%
Broadcom Corp./Broadcom Cayman Finance Ltd.	3.875%		1/15/2027	11,694	12,321,276
Micron Technology, Inc.	2.497%		4/24/2023	2,327	2,385,939
NXP BV/NXP Funding LLC (Netherlands)†(c)	3.15%		5/1/2027	7,323	7,505,087
Total					22,212,302

Electronics 0.46%
Roper Technologies, Inc.	3.65%		9/15/2023	8,828	9,537,454
Trimble, Inc.	4.90%		6/15/2028	124	135,397
Tyco Electronics Group SA (Luxembourg)(c)	1.764% (3 Mo. LIBOR + .45%	)#	6/5/2020	8,875	8,874,494
Total					18,547,345

332	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy Equipment & Services 0.19%
Enviva Partners LP/Enviva Partners Finance Corp.†	6.50%	1/15/2026	$3,720	$3,943,200
Greenko Solar Mauritius Ltd. (Mauritius)†(c)	5.95%	7/29/2026	3,880	3,724,986
Total				7,668,186

Engineering & Contracting Services 0.12%
Brand Industrial Service, Inc.†	8.50%	7/15/2025	2,080	1,842,079
China Railway Resources Huitung Ltd. (Hong Kong)(c)	3.85%	2/5/2023	2,849	3,010,072
Total				4,852,151

Entertainment 0.25%
Churchill Downs, Inc.†	4.75%	1/15/2028	1,114	1,074,804
Penn National Gaming, Inc.†	5.625%	1/15/2027	3,891	3,672,870
Scientific Games International, Inc.†	7.25%	11/15/2029	3,853	3,399,560
Stars Group Holdings BV/Stars Group US Co-Borrower LLC (Netherlands)†(c)	7.00%	7/15/2026	1,844	1,958,909
Total				10,106,143

Financial Services 1.73%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	3.50%	1/15/2025	10,075	8,551,485
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	3.875%	1/23/2028	6,006	4,962,732
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	4.875%	1/16/2024	2,348	2,101,748
Affiliated Managers Group, Inc.	3.50%	8/1/2025	3,039	3,267,353
Ally Financial, Inc.	8.00%	11/1/2031	2,911	3,680,014
Ameriprise Financial, Inc.	3.00%	4/2/2025	6,003	6,457,539
Brightsphere Investment Group, Inc.	Zero Coupon	7/27/2026	3,066	2,868,524
Global Aircraft Leasing Co. Ltd. PIK 7.25%†	6.50%	9/15/2024	5,997	3,281,588
International Lease Finance Corp.	5.875%	8/15/2022	1,071	1,087,760
Navient Corp.	5.00%	3/15/2027	6,793	5,829,243
Navient Corp.	6.75%	6/25/2025	1,929	1,819,288
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	3,612	3,906,265
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	4,780	4,549,244
Quicken Loans LLC†	5.75%	5/1/2025	1,956	2,000,215
Springleaf Finance Corp.	5.375%	11/15/2029	4,382	3,894,787
SURA Asset Management SA (Colombia)†(c)	4.375%	4/11/2027	4,400	4,498,208
Visa, Inc.	1.90%	4/15/2027	6,976	7,317,887
Total				70,073,880

See Notes to Financial Statements.	333

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food 0.91%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	4.875%	2/15/2030	$6,021	$6,258,077
Arcor SAIC (Argentina)†(c)	6.00%	7/6/2023	2,538	2,085,119
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	4,208	4,200,068
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.†	6.50%	4/15/2029	7,041	7,673,352
Kraft Heinz Foods Co.	4.375%	6/1/2046	8,331	7,814,359
Minerva Luxembourg SA (Luxembourg)†(c)	5.875%	1/19/2028	3,261	3,183,584
Sysco Corp.	2.40%	2/15/2030	3,869	3,621,586
Sysco Corp.	6.60%	4/1/2040	1,757	2,208,619
Total				37,044,764

Health Care Products 1.08%
Alcon Finance Corp.†	2.60%	5/27/2030	14,535	14,717,972
Baxter International, Inc.†	3.75%	10/1/2025	3,841	4,338,044
Boston Scientific Corp.	2.65%	6/1/2030	10,987	11,354,728
Stryker Corp.(e)	1.95%	6/15/2030	7,556	7,528,234
Zimmer Biomet Holdings, Inc.	5.75%	11/30/2039	4,584	5,814,038
Total				43,753,016

Health Care Services 2.42%
Adventist Health System	2.952%	3/1/2029	2,279	2,360,618
Advocate Health & Hospitals Corp.	3.387%	10/15/2049	4,206	4,564,732
Anthem, Inc.	2.25%	5/15/2030	7,558	7,769,551
Centene Corp.	3.375%	2/15/2030	5,555	5,602,579
CommonSpirit Health	3.347%	10/1/2029	12,708	12,822,140
Encompass Health Corp.	4.50%	2/1/2028	642	653,116
HCA, Inc.	5.25%	6/15/2026	6,002	6,837,166
HCA, Inc.	5.50%	6/15/2047	10,860	13,029,305
LifePoint Health, Inc.†	6.75%	4/15/2025	2,337	2,471,377
MEDNAX, Inc.†	6.25%	1/15/2027	4,081	3,828,611
New York and Presbyterian Hospital (The)	3.954%	8/1/2119	1,297	1,322,518
Quest Diagnostics, Inc.	2.80%	6/30/2031	5,224	5,406,509
Radiology Partners, Inc.†	9.25%	2/1/2028	4,152	4,024,845
Select Medical Corp.†	6.25%	8/15/2026	3,851	4,057,202
Surgery Center Holdings, Inc.†	10.00%	4/15/2027	3,684	3,678,695
Tenet Healthcare Corp.†	6.25%	2/1/2027	1,883	1,951,852
UnitedHealth Group, Inc.	2.90%	5/15/2050	3,435	3,575,055
UnitedHealth Group, Inc.	3.50%	8/15/2039	12,549	14,474,550
Total				98,430,421

334	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Household Equipment/Products 0.05%
Newell Brands, Inc.	5.875%		4/1/2036	$1,886	$1,980,300

Insurance 0.25%
Teachers Insurance & Annuity Association of America†	4.90%		9/15/2044	8,180	10,240,010

Investment Management Companies 0.02%
Grupo de Inversiones Suramericana SA (Colombia)†(c)	5.50%		4/29/2026	750	784,553

Leisure 0.24%
Carnival Corp.†	11.50%		4/1/2023	6,971	7,440,448
Royal Caribbean Cruises Ltd.†	11.50%		6/1/2025	2,342	2,485,316
Total					9,925,764

Lodging 0.15%
Boyd Gaming Corp.†	4.75%		12/1/2027	2,038	1,881,624
Boyd Gaming Corp.	6.00%		8/15/2026	4,127	4,028,241
Total					5,909,865

Machinery: Agricultural 0.84%
BAT Capital Corp.	4.39%		8/15/2037	12,695	13,372,092
BAT Capital Corp.	4.70%		4/2/2027	3,153	3,531,485
Cargill, Inc.†	2.125%		4/23/2030	7,483	7,609,933
MHP Lux SA (Luxembourg)†(c)	6.25%		9/19/2029	7,870	7,201,050
MHP Lux SA (Luxembourg)†(c)	6.95%		4/3/2026	2,460	2,420,640
Total					34,135,200

Machinery: Industrial/Specialty 0.59%
IDEX Corp.	3.00%		5/1/2030	2,494	2,563,870
Kennametal, Inc.	4.625%		6/15/2028	3,687	3,769,543
nVent Finance Sarl (Luxembourg)(c)	4.55%		4/15/2028	13,974	14,896,996
Snap-on, Inc.	3.10%		5/1/2050	2,527	2,539,984
Total					23,770,393

Manufacturing 0.37%
Carlisle Cos., Inc.	2.75%		3/1/2030	5,539	5,428,597
General Electric Co.	0.921% (3 Mo. LIBOR + .38%	#	5/5/2026	1,827	1,560,389
General Electric Co.	1.741% (3 Mo. LIBOR + 1.00%	#	3/15/2023	6,070	5,825,665
General Electric Co.	6.15%		8/7/2037	1,787	2,044,113
Total					14,858,764

See Notes to Financial Statements.	335

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media 1.52%
AMC Networks, Inc.	4.75%	8/1/2025	$1,901	$1,920,209
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.00%	2/1/2028	3,839	4,029,741
Comcast Corp.	4.95%	10/15/2058	2,230	3,129,858
Cox Communications, Inc.†	4.70%	12/15/2042	2,680	3,035,712
Cox Communications, Inc.†	8.375%	3/1/2039	11,333	17,261,081
CSC Holdings LLC†	5.50%	4/15/2027	3,800	4,027,297
DISH DBS Corp.	7.75%	7/1/2026	3,947	4,104,150
Globo Comunicacao e Participacoes SA (Brazil)†(c)	4.875%	1/22/2030	6,120	5,282,723
Gray Television, Inc.†	7.00%	5/15/2027	1,793	1,898,007
Scripps Escrow, Inc.†	5.875%	7/15/2027	3,962	3,773,072
Time Warner Cable LLC	7.30%	7/1/2038	2,682	3,584,175
Time Warner Entertainment Co. LP	8.375%	7/15/2033	4,078	5,959,915
VTR Finance BV (Chile)†(c)	6.875%	1/15/2024	3,496	3,585,882
Total				61,591,822

Metals & Minerals: Miscellaneous 1.15%
Anglo American Capital plc (United Kingdom)†(c)	4.00%	9/11/2027	10,010	10,226,178
Anglo American Capital plc (United Kingdom)†(c)	4.75%	4/10/2027	10,543	11,262,429
Chinalco Capital Holdings Ltd.	4.00%	8/25/2021	3,925	3,924,955
Freeport-McMoRan, Inc.	4.125%	3/1/2028	4,247	4,136,854
Glencore Finance Canada Ltd. (Canada)†(c)	5.55%	10/25/2042	8,234	8,730,571
Hecla Mining Co.	7.25%	2/15/2028	2,712	2,762,836
Kinross Gold Corp. (Canada)(c)	5.95%	3/15/2024	1,969	2,204,768
MMC Norilsk Nickel OJSC via MMC Finance DAC (Ireland)†(c)	4.10%	4/11/2023	3,200	3,354,976
Total				46,603,567

Natural Gas 0.89%
Dominion Energy Gas Holdings LLC	4.60%	12/15/2044	7,932	8,554,175
National Fuel Gas Co.(e)	5.50%	1/15/2026	8,647	8,831,120
NiSource, Inc.	3.49%	5/15/2027	16,964	18,969,759
Total				36,355,054

Oil 2.52%
Afren plc (United Kingdom)†(c)(f)	10.25%	4/8/2019	2,537	19,054
Citgo Holding, Inc.†	9.25%	8/1/2024	4,072	3,932,025
Continental Resources, Inc.	3.80%	6/1/2024	7,885	6,899,375
Diamondback Energy, Inc.	3.50%	12/1/2029	4,785	4,678,191
Diamondback Energy, Inc.	4.75%	5/31/2025	1,914	2,005,738
Empresa Nacional del Petroleo (Chile)†(c)	3.75%	8/5/2026	4,700	4,807,270

336	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)
Eni SpA (Italy)†(c)	5.70%		10/1/2040	$12,550	$13,300,602
Equinor ASA (Norway)(c)	1.75%		1/22/2026	2,333	2,384,728
Equinor ASA (Norway)(c)	7.15%		11/15/2025	4,060	5,222,842
Gazprom PJSC Via Gaz Capital SA (Luxembourg)†(c)	4.95%		2/6/2028	1,300	1,452,246
Laredo Petroleum, Inc.	9.50%		1/15/2025	7,227	5,070,210
MEG Energy Corp. (Canada)†(c)	7.00%		3/31/2024	3,798	3,665,469
MEG Energy Corp. (Canada)†(c)	7.125%		2/1/2027	3,488	3,187,143
OGX Austria GmbH (Brazil) †(c)(f)	8.50%		6/1/2018	1,730	35
Parsley Energy LLC/Parsley Finance Corp.†	5.625%		10/15/2027	2,570	2,524,550
PDC Energy, Inc.	5.75%		5/15/2026	4,947	4,585,399
Pertamina Persero PT (Indonesia)†(c)	4.15%		2/25/2060	1,300	1,254,500
Pertamina Persero PT (Indonesia)†(c)	4.70%		7/30/2049	800	835,804
Pertamina Persero PT (Indonesia)†(c)	5.625%		5/20/2043	1,500	1,684,189
Petroleos Mexicanos (Mexico)(c)	4.50%		1/23/2026	6,372	5,440,286
Petroleos Mexicanos (Mexico)(c)	5.35%		2/12/2028	8,650	7,077,517
Saudi Arabian Oil Co. (Saudi Arabia)†(c)	2.875%		4/16/2024	6,400	6,636,968
Sinopec Group Overseas Development Ltd.†	4.375%		10/17/2023	1,548	1,690,622
SM Energy Co.	6.75%		9/15/2026	3,462	1,774,329
Valero Energy Corp.	10.50%		3/15/2039	4,131	6,618,464
WPX Energy, Inc.	5.25%		9/15/2024	3,693	3,676,806
WPX Energy, Inc.	8.25%		8/1/2023	713	763,726
YPF SA (Argentina)†(c)	8.50%		7/28/2025	1,787	1,180,573
Total					102,368,661

Oil: Crude Producers 0.55%
Abu Dhabi Crude Oil Pipeline LLC
(United Arab Emirates)†(c)	4.60%		11/2/2047	2,240	2,581,940
AI Candelaria Spain SLU (Spain)†(c)	7.50%		12/15/2028	250	244,128
Buckeye Partners LP	6.375% (3 Mo. LIBOR + 4.02%	)#	1/22/2078	5,349	3,820,764
Cheniere Corpus Christi Holdings LLC†	3.70%		11/15/2029	2,461	2,457,547
Northern Natural Gas Co.†	4.30%		1/15/2049	2,437	2,823,047
Sabine Pass Liquefaction LLC	5.875%		6/30/2026	5,500	6,327,721
Spectra Energy Partners LP	2.014% (3 Mo. LIBOR + .70%	)#	6/5/2020	3,990	3,989,993
Total					22,245,140

Oil: Integrated Domestic 0.25%
Baker Hughes a GE Co. LLC/Baker Hughes
Co-Obligor, Inc.	4.08%		12/15/2047	10,039	10,107,509

See Notes to Financial Statements.	337

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Paper & Forest Products 0.09%
Fibria Overseas Finance Ltd. (Brazil)(c)	4.00%	1/14/2025	$3,850	$3,825,572

Real Estate Investment Trusts 2.10%
Country Garden Holdings Co. Ltd. (China)(c)	4.75%	1/17/2023	1,483	1,492,394
Country Garden Holdings Co. Ltd. (China)(c)	4.75%	9/28/2023	6,712	6,755,175
Crown Castle International Corp.	3.80%	2/15/2028	1,401	1,554,922
EPR Properties	4.95%	4/15/2028	6,790	5,862,198
Equinix, Inc.	2.625%	11/18/2024	5,956	6,300,287
ESH Hospitality, Inc.†	4.625%	10/1/2027	5,616	5,327,141
Healthcare Realty Trust, Inc.	2.40%	3/15/2030	2,837	2,591,371
Healthcare Trust of America Holdings LP	3.10%	2/15/2030	5,785	5,507,241
Kaisa Group Holdings Ltd. (China)(c)	9.375%	6/30/2024	2,200	1,936,583
Kaisa Group Holdings Ltd. (China)†(c)	11.95%	10/22/2022	2,460	2,442,226
Longfor Group Holdings Ltd. (China)(c)	4.50%	1/16/2028	6,895	7,229,373
MPT Operating Partnership LP/MPT Finance Corp.	5.00%	10/15/2027	3,965	4,111,328
Shimao Property Holdings Ltd. (Hong Kong)(c)	4.75%	7/3/2022	3,200	3,245,440
Sunac China Holdings Ltd. (China)(c)	7.875%	2/15/2022	5,800	5,836,683
VEREIT Operating Partnership LP	4.875%	6/1/2026	15,872	15,841,110
WEA Finance LLC†	2.875%	1/15/2027	8,254	7,687,413
Yuzhou Properties Co. Ltd. (China)(c)	6.00%	10/25/2023	1,700	1,591,625
Total				85,312,510

Retail 0.58%
AutoNation, Inc.	4.75%	6/1/2030	740	771,927
Gap, Inc. (The)†	8.625%	5/15/2025	3,831	4,020,060
IRB Holding Corp.†	7.00%	6/15/2025	3,890	4,045,600
Lithia Motors, Inc.†	4.625%	12/15/2027	1,813	1,755,211
PetSmart, Inc.†	5.875%	6/1/2025	5,859	5,877,309
Sally Holdings LLC/Sally Capital, Inc.	5.625%	12/1/2025	981	960,306
Walgreens Boots Alliance, Inc.	3.20%	4/15/2030	4,388	4,393,244
Yum! Brands, Inc.†	7.75%	4/1/2025	1,448	1,603,660
Total				23,427,317

Retail: Specialty 0.13%
Coty, Inc.†	6.50%	4/15/2026	6,347	5,272,167

Steel 0.09%
GUSAP III LP†	4.25%	1/21/2030	4,000	3,747,700

338	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Technology 1.56%
Alibaba Group Holding Ltd.(China)(c)	3.40%		12/6/2027	$5,524	$6,137,617
Baidu, Inc. (China)(c)	3.50%		11/28/2022	3,350	3,487,085
JD.com, Inc. (China)(c)	3.375%		1/14/2030	10,030	10,610,281
Match Group, Inc.†	5.00%		12/15/2027	3,956	4,153,879
Match Group, Inc.†	5.625%		2/15/2029	1,858	1,967,511
Netflix, Inc.†	3.625%		6/15/2025	1,733	1,782,824
Netflix, Inc.	4.875%		4/15/2028	5,900	6,316,864
Netflix, Inc.	6.375%		5/15/2029	5,169	6,072,619
Prosus NV (Netherlands)†(c)	3.68%		1/21/2030	1,490	1,554,243
Prosus NV (Netherlands)†(c)	5.50%		7/21/2025	5,300	5,944,745
Tencent Holdings Ltd. (China)†(c)	3.595%		1/19/2028	13,960	15,138,459
Total					63,166,127

Telecommunications 0.99%
AT&T, Inc.	2.305% (3 Mo. LIBOR + .93%	)#	6/30/2020	1,060	1,060,630
AT&T, Inc.	4.30%		2/15/2030	3,183	3,622,423
AT&T, Inc.	6.25%		3/29/2041	8,647	11,409,815
Consolidated Communications, Inc.	6.50%		10/1/2022	4,282	4,119,263
Ooredoo International Finance Ltd.†	3.75%		6/22/2026	1,800	1,925,116
Sprint Capital Corp.	6.875%		11/15/2028	7,009	8,672,341
ViaSat, Inc.†	5.625%		4/15/2027	3,751	3,798,581
Zayo Group Holdings, Inc.†	4.00%		3/1/2027	4,063	4,011,583
Zayo Group Holdings, Inc.†	6.125%		3/1/2028	1,719	1,701,543
Total					40,321,295

Toys 0.15%
Mattel, Inc.†	6.75%		12/31/2025	5,904	6,170,300

Transportation: Miscellaneous 0.42%
Autoridad del Canal de Panama (Panama)†(c)	4.95%		7/29/2035	200	224,859
Huntington Ingalls Industries, Inc.†	3.844%		5/1/2025	2,885	3,106,038
Kansas City Southern	3.50%		5/1/2050	5,675	6,048,719
Pelabuhan Indonesia III Persero PT (Indonesia)†(c)	4.50%		5/2/2023	1,500	1,532,347
XPO Logistics, Inc.†	6.25%		5/1/2025	5,956	6,230,572
Total					17,142,535

Utilities 0.21%
Aegea Finance Sarl (Luxembourg)†(c)	5.75%		10/10/2024	3,936	3,792,946
Essential Utilities, Inc.	3.566%		5/1/2029	4,306	4,683,546
Total					8,476,492
Total Corporate Bonds (cost $1,602,238,174)					1,637,748,887

See Notes to Financial Statements.	339

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
FLOATING RATE LOANS(g) 0.12%

Building Materials 0.07%
Airxcel, Inc. 2018 1st Lien Term Loan	4.674% (1 Mo. LIBOR + 4.50%	)	4/28/2025	$3,249	$2,684,387

Transportation: Miscellaneous 0.05%
Gruden Acquisition, Inc. 2nd Lien Term Loan	9.95% (3 Mo. LIBOR + 8.50%	)	8/18/2023	2,238	1,976,892
Total Floating Rate Loans (cost $5,407,631)					4,661,279

FOREIGN GOVERNMENT OBLIGATIONS(c) 1.21%

Egypt 0.17%
Republic of Egypt†	4.55%		11/20/2023	635	621,395
Republic of Egypt†	6.125%		1/31/2022	1,065	1,082,913
Republic of Egypt†	6.588%		2/21/2028	3,800	3,705,000
Republic of Egypt†	7.903%		2/21/2048	1,560	1,446,050
Total					6,855,358

Indonesia 0.26%
Republic of Indonesia	3.40%		9/18/2029	10,000	10,651,800

Latvia 0.05%
Republic of Latvia†	5.25%		6/16/2021	2,047	2,131,029

Nigeria 0.13%
Republic of Nigeria†	6.375%		7/12/2023	3,720	3,649,112
Republic of Nigeria†	7.143%		2/23/2030	2,000	1,762,500
Total					5,411,612

Peru 0.07%
Peruvian Government International Bond	2.392%		1/23/2026	2,700	2,797,200

Qatar 0.22%
State of Qatar†	3.25%		6/2/2026	5,701	6,084,107
State of Qatar†	5.103%		4/23/2048	2,100	2,746,995
Total					8,831,102

Romania 0.01%
Republic of Romania	6.125%		1/22/2044	320	402,945

Turkey 0.30%
Republic of Turkey	4.25%		4/14/2026	5,200	4,625,182
Republic of Turkey	5.25%		3/13/2030	2,532	2,181,014

340	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Turkey (continued)
Republic of Turkey	5.75%		3/22/2024	$2,625	$2,572,500
Turkiye Ihracat Kredi Bankasi AS†	8.25%		1/24/2024	2,650	2,753,880
Total					12,132,576
Total Foreign Government Obligations (cost $49,447,854)					49,213,622

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.20%
Federal Home Loan Mortgage Corp. Q001 XA IO	2.209%	#(h)	2/25/2032	16,958	2,041,201
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	9	9,489
Government National Mortgage Assoc. 2015-48 AS	2.90%	#(h)	2/16/2049	4,911	5,138,986
Government National Mortgage Assoc. 2015-73 AC	2.90%	#(h)	2/16/2053	1,035	1,079,936
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $8,237,278)					8,269,612

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 23.55%
Federal Home Loan Mortgage Corp.	4.00%		10/1/2049	9,544	10,824,958
Federal National Mortgage Assoc.	4.00%		10/1/2048	60,871	64,821,066
Federal National Mortgage Assoc.(i)	3.00%		TBA	143,850	151,323,458
Federal National Mortgage Assoc.	3.50%		9/1/2047- 3/1/2050	79,928	86,237,104
Federal National Mortgage Assoc.(i)	3.50%		TBA	186,754	197,040,061
Federal National Mortgage Assoc.	4.00%		1/1/2048	11,709	13,280,726
Federal National Mortgage Assoc.(i)	4.00%		TBA	298,288	317,513,595
Government National Mortgage Assoc.(i)	3.50%		TBA	108,500	114,993,048
Total Government Sponsored Enterprises Pass-Throughs (cost $951,560,535)					956,034,016

MUNICIPAL BONDS 0.78%

Miscellaneous
California	7.30%		10/1/2039	1,495	2,438,016
California	7.625%		3/1/2040	2,235	3,837,674
California Health Facilities Financing Authority	3.034%		6/1/2034	2,215	2,253,718
Foothill-Eastern Transportation Corridor Agency	4.094%		1/15/2049	4,092	4,186,525
Massachusetts School Building Authority	3.395%		10/15/2040	5,675	5,708,539
Michigan Finance Authority	3.084%		12/1/2034	5,935	6,361,608
Permanent University Fund - Texas A&M
University System	3.66%		7/1/2047	4,310	4,531,707
University of California Bond of Regents	3.006%		5/15/2050	2,380	2,309,790
Total Municipal Bonds (cost $30,743,949)					31,627,577

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 5.38%
Angel Oak Mortgage Trust 2020-1 A1†	2.466%	#(h)	12/25/2059	2,239	2,248,586
Angel Oak Mortgage Trust I LLC 2019-4 A1†	2.993%	#(h)	7/26/2049	6,493	6,584,752

See Notes to Financial Statements.	341

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Atrium Hotel Portfolio Trust 2018-ATRM A†	1.134% (1 Mo. LIBOR + .95%	)#	6/15/2035	$3,567	$3,247,787
Bancorp Commercial Mortgage Trust (The) 2018-CR3 A†	1.034% (1 Mo. LIBOR + .85%	)#	1/15/2033	297	282,676
BBCMS Mortgage Trust 2019-BWAY A†	1.14% (1 Mo. LIBOR + .96%	)#	11/25/2034	4,168	3,990,137
BBCMS Mortgage Trust 2019-BWAY B†	1.494% (1 Mo. LIBOR + 1.31%	)#	11/25/2034	1,832	1,743,898
BX Trust 2018-GW A†	0.984% (1 Mo. LIBOR + .80%	)#	5/15/2035	9,610	8,965,547
BX Trust 2019-OC11 A†	3.202%		12/9/2041	7,941	8,048,531
CF Trust 2019-BOSS A1†	3.434% (1 Mo. LIBOR + 3.25%	)#	12/15/2021	4,660	4,268,891	(a)
Citigroup Commercial Mortgage Trust 2014-GC25 XB IO	0.18%	#(h)	10/10/2047	50,626	459,451
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%		2/10/2049	8,100	4,050,000
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.006%	#(h)	8/10/2047	3,833	119,298
Commercial Mortgage Pass-Through Certificates 2014-UBS4 D†	4.707%	#(h)	8/10/2047	12,450	5,969,609
Commercial Mortgage Pass-Through Certificates 2015-DC1 D†	4.311%	#(h)	2/10/2048	10,552	4,566,838
Commercial Mortgage Pass-Through Certificates 2015-PC1 AM	4.29%	#(h)	7/10/2050	3,400	3,577,199
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.431%	#(h)	7/10/2050	1,570	1,588,738
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.431%	#(h)	7/10/2050	2,684	2,395,920
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.431%	#(h)	7/10/2050	7,822	4,302,100
Commercial Mortgage Pass-Through Certificates 2016-COR1 AM	3.494%		10/10/2049	1,922	1,965,566
Credit Suisse Mortgage Capital Certificates 2014-USA E†	4.373%		9/15/2037	3,000	2,247,866
CSAIL Commercial Mortgage Trust 2016-C7 D†	4.387%	#(h)	11/15/2049	4,890	2,689,500
CSAIL Commercial Mortgage Trust 2019-C18 AS	3.321%		12/15/2052	4,507	4,808,258
CSMC Series 2019-UVIL A†	3.16%		12/15/2041	3,895	3,530,402
CSMC Trust 2020-AFC1 A1†	2.24%	#(h)	2/25/2050	5,134	5,154,509
DBWF Mortgage Trust 2018-GLKS A†	1.202% (1 Mo. LIBOR + 1.03%	)#	12/19/2030	6,411	6,020,895
Deephaven Residential Mortgage Trust 2019-3A A1†	2.964%	#(h)	7/25/2059	6,894	6,969,241
Deephaven Residential Mortgage Trust 2019-4A A1†	2.791%	#(h)	10/25/2059	4,441	4,455,727

342	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Deephaven Residential Mortgage Trust 2020-1 A1†	2.339%	#(h)	1/25/2060	$3,254	$3,226,826
GCAT Trust 2020-NQM1 A1†	2.247%		1/25/2060	2,436	2,433,493
Great Wolf Trust 2019-WOLF A†	1.218% (1 Mo. LIBOR + 1.03%	)#	12/15/2036	12,751	11,987,929
GS Mortgage Securities Corp. Trust 2018-RIVR A†	1.134% (1 Mo. LIBOR + .95%	)#	7/15/2035	4,372	4,191,057
GS Mortgage Securities Trust 2014-GC26 C	4.512%	#(h)	11/10/2047	135	108,064
GS Mortgage Securities Trust 2015-GC32 C	4.427%	#(h)	7/10/2048	1,230	1,111,750
Hudsons Bay Simon JV Trust 2015-HB10 XB10 IO†	0.541%	#(h)	8/5/2034	19,156	525,641
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	4,226	3,787,527
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.159%	#(h)	8/5/2034	3,741	3,218,550
Hudsons Bay Simon JV Trust 2015-HB7 XB7 IO†	0.493%	#(h)	8/5/2034	22,024	238,300
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	0.748%	#(h)	4/15/2047	2,848	51,944
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.284%	#(h)	4/15/2047	1,595	19,475
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.269%	#(h)	7/15/2048	2,500	2,372,418
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ A†	1.184% (1 Mo. LIBOR + 1.00%	)#	6/15/2032	8,850	8,253,447
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ B†	1.484% (1 Mo. LIBOR + 1.30%	)#	6/15/2032	6,633	6,028,425
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN†	2.02% (1 Mo. LIBOR + 1.02%	)#	11/15/2035	3,436	3,198,261
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	1.253% (1 Mo. LIBOR + .95%	)#	7/5/2033	2,472	2,359,489
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFL†	1.553% (1 Mo. LIBOR + 1.25%	)#	7/5/2033	7,410	6,990,075
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFX†	4.549%		7/5/2033	2,228	2,299,204
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFX†	4.95%		7/5/2033	2,968	3,014,383
Merrill Lynch Mortgage Investors Trust 2006-AF2 AF1	6.25%		10/25/2036	565	400,343
New Residential Mortgage Loan Trust 2019-NQM3 A1†	2.802%	#(h)	7/25/2049	5,747	5,784,337
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464%	#(h)	1/26/2060	2,038	1,994,388
PFP Ltd. 2019-6 A†	1.234% (1 Mo. LIBOR + 1.05%	)#	4/14/2037	4,767	4,552,404
ReadyCap Commercial Mortgage Trust 2019-6 A†	2.833%		10/25/2052	3,647	3,627,243
Residential Mortgage Loan Trust 2020-1 A1†	2.376%	#(h)	2/25/2024	1,434	1,417,093

See Notes to Financial Statements.	343

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Sequoia Mortgage Trust 2012-4 A3	2.069%	#(h)	9/25/2042	$204	$207,058
SFAVE Commercial Mortgage Securities Trust 2015-5AVE A1†	3.872%	#(h)	1/5/2043	695	742,740
SFAVE Commercial Mortgage Securities Trust 2015-5AVE A2B†	4.144%	#(h)	1/5/2043	450	397,616
Starwood Mortgage Residential Trust 2020-1 A1†	2.275%	#(h)	2/25/2050	3,233	3,233,177
UBS-BAMLL Trust 2012-WRM E†	4.238%	#(h)	6/10/2030	3,905	3,265,326	(a)
Verus Securitization Trust 2020-1 A1†	2.417%	#(h)	1/25/2060	7,468	7,507,289
Wells Fargo Commercial Mortgage Trust 2013-LC12 D†	4.276%	#(h)	7/15/2046	5,195	1,382,580	(a)
Wells Fargo Commercial Mortgage Trust 2015-C28 D	4.103%	#(h)	5/15/2048	7,460	4,637,183
Wells Fargo Commercial Mortgage Trust 2016-C35 C	4.176%	#(h)	7/15/2048	2,642	2,259,359
Wells Fargo Commercial Mortgage Trust 2016-NXS5 E†	4.97%	#(h)	1/15/2059	2,748	1,582,240
Wells Fargo Commercial Mortgage Trust 2017-C41 AS	3.785%	#(h)	11/15/2050	3,197	3,296,278
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	0.959%	#(h)	5/15/2047	8,564	239,119
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.572%	#(h)	5/15/2047	2,205	47,476
WF-RBS Commercial Mortgage Trust 2014-C23 XA IO	0.567%	#(h)	10/15/2057	59,714	1,206,656
WF-RBS Commercial Mortgage Trust 2014-C23 XB IO	0.307%	#(h)	10/15/2057	100,000	1,077,090
Total Non-Agency Commercial Mortgage-Backed Securities (cost $246,395,683)					218,525,175

U.S. TREASURY OBLIGATIONS 25.61%
U.S. Treasury Bill	Zero Coupon		7/30/2020	169,553	169,516,181
U.S. Treasury Bond	1.25%		5/15/2050	43,897	42,085,391
U.S. Treasury Bond	2.375%		11/15/2049	10,480	12,918,647
U.S. Treasury Bond	2.75%		11/15/2047	78,916	103,077,860
U.S. Treasury Bond	3.625%		8/15/2043	54,109	78,861,754
U.S. Treasury Inflation Indexed Note(j)	0.625%		4/15/2023	82,592	84,766,400
U.S. Treasury Note	0.125%		4/30/2022	129,152	129,091,460
U.S. Treasury Note	0.125%		5/31/2022	115,089	115,014,822
U.S. Treasury Note	0.25%		5/31/2025	129,896	129,583,946
U.S. Treasury Note	2.50%		1/31/2021	172,387	175,050,245
Total U.S. Treasury Obligations (cost $996,920,560)					1,039,966,706
Total Long-Term Investments (cost $4,485,887,301)					4,528,418,010

344	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2020

Investments	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENT 7.52%

REPURCHASE AGREEMENT
Repurchase Agreement dated 5/29/2020, 0.00% due 6/1/2020 with Fixed Income Clearing Corp. collateralized by $117,450,000 of U.S. Treasury Note at 0.125% due 1/15/2022; $74,385,000 of U.S. Treasury Note at 1.375% due 1/31/2022; $420,000 of U.S. Treasury Note at 1.50% due 1/31/2022; $96,370,000 of U.S. Treasury Note at 2.50% due 1/15/2022; value: $311,617,543; proceeds: $305,503,593 (cost $305,503,593)	$305,504	$305,503,593
Total Investments in Securities 119.05% (cost $4,791,390,894)		4,833,921,603
Liabilities in Excess of Cash, Foreign Cash and Other Assets(k) (19.05%)		(773,555,480)
Net Assets 100.00%		$4,060,366,123

CAD	Canadian dollar.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
SOFR	Secured Over Night Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At May 31, 2020, the total value of Rule 144A securities was $1,170,094,706, which represents 28.82% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2020.
(a)	Level 3 Investment as described in Note 2(t) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Foreign security traded in U.S. dollars.
(d)	Security is perpetual in nature and has no stated maturity.
(e)	Securities purchased on a when-issued basis (See Note 2(i)).
(f)	Defaulted (non-income producing security).
(g)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at May 31, 2020.
(h)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(i)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(j)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(k)	Liabilities in Excess of Cash, Foreign Cash and Other Assets net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

See Notes to Financial Statements.	345

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2020

Centrally Cleared Credit Default Swaps on Indexes – Buy Protection at May 31, 2020(1):

		Fund
Referenced	Central	Receives	Termination	Notional	Notional	Payments	Unrealized
Index	Clearing party	(Quarterly)	Date	Amount	Value	Upfront(2)	Depreciation(3)
Markit CDX. NA.IG.34(4)(5)	Credit Suisse	1.00%	6/20/2025	$73,988,000	$74,789,846	$(332,412)	$(469,434)

Centrally Cleared Credit Default Swaps on Indexes – Sell Protection at May 31, 2020(1):

		Fund
Referenced	Central	Receives	Termination	Notional	Notional	Payments	Unrealized
Index	Clearing party	(Quarterly)	Date	Amount	Value	Upfront(2)	Appreciation(3)
Markit CDX. NA.HY.34(4)(6)	Credit Suisse	5.00%	6/20/2025	$167,650,979	$164,334,910	$(9,469,351)	$6,153,282

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $6,153,282. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $469,434.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of investment grade securities.
(6)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities.

Open Forward Foreign Currency Exchange Contracts at May 31, 2020:

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
Euro	Buy	Morgan Stanley	6/9/2020	1,673,500	$1,840,390	$1,857,920	$17,530
Euro	Sell	State Street Bank and Trust	6/9/2020	1,673,500	1,886,787	1,857,920	28,867
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$46,397

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
Canadian dollar	Sell	Bank of America	6/15/2020	4,200,000	$3,031,835	$3,050,461	$(18,626)

346	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2020

Open Futures Contracts at May 31, 2020:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	September 2020	699	Long	$87,677,017	$87,811,875	$134,858
U.S. Long Bond	September 2020	1,025	Long	181,911,434	182,834,375	922,941
U.S. Ultra Treasury Bond	September 2020	175	Long	37,829,115	38,155,469	326,354
Total Unrealized Appreciation on Open Futures Contracts						$1,384,153

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Ultra Treasury Bond	September 2020	820	Short	$(128,536,665)	$(129,009,063)	$(472,398)

See Notes to Financial Statements.	347

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2020

The following is a summary of the inputs used as of May 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Automobiles	$–	$232,396,013	$2,885,650	$235,281,663
Credit Cards	–	47,378,892	1,658,861	49,037,753
Other	–	287,082,690	10,760,108	297,842,798
Remaining Industries	–	208,922	–	208,922
Corporate Bonds	–	1,637,748,887	–	1,637,748,887
Floating Rate Loans	–	4,661,279	–	4,661,279
Foreign Government Obligations	–	49,213,622	–	49,213,622
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	8,269,612	–	8,269,612
Government Sponsored Enterprises Pass-Throughs	–	956,034,016	–	956,034,016
Municipal Bonds	–	31,627,577	–	31,627,577
Non-Agency Commercial Mortgage-Backed Securities	–	209,608,378	8,916,797	218,525,175
U.S. Treasury Obligations	–	1,039,966,706	–	1,039,966,706
Short-Term Investment
Repurchase Agreement	–	305,503,593	–	305,503,593
Total	$–	$4,809,700,187	$24,221,416	$4,833,921,603
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$6,153,282	$–	$6,153,282
Liabilities	–	(469,434)	–	(469,434)
Forward Foreign Currency Exchange Contracts
Assets	–	46,397	–	46,397
Liabilities	–	(18,626)	–	(18,626)
Futures Contracts
Assets	1,384,153	–	–	1,384,153
Liabilities	(472,398)	–	–	(472,398)
Total	$911,755	$5,711,619	$–	$6,623,374

(1)	Refer to Note 2(t) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

348	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

TOTAL RETURN FUND May 31, 2020

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Non-Agency Commercial Mortgage- Backed Securities
Balance as of December 1, 2019	$13,524,444	$4,666,375
Accrued Discounts (Premiums)	871	10,644
Realized Gain (Loss)	–	–
Change in Unrealized Appreciation (Depreciation)	(1,233,721)	(4,180,131)
Purchases	–	–
Sales	–	–
Transfers into Level 3	14,576,390	8,419,909
Transfers out of Level 3	(11,563,365)	–
Balance as of May 31, 2020	$15,304,619	$8,916,797
Change in unrealized appreciation/ depreciation for the period ended May 31, 2020, related to Level 3 investments held at May 31, 2020	$(1,233,721)	$(4,180,131)

See Notes to Financial Statements.	349

Schedule of Investments (unaudited)

ULTRA SHORT BOND FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 70.40%

ASSET-BACKED SECURITIES 16.55%

Automobiles 10.53%
ACC Trust 2019-1 A†	3.75%		5/20/2022	$5,830	$5,843,012
Ally Auto Receivables Trust 2017-2 A3	1.78%		8/16/2021	1,934	1,935,252
Ally Auto Receivables Trust 2019-4 A2	1.93%		10/17/2022	21,984	22,104,930
American Credit Acceptance Receivables Trust 2018-1 C†	3.55%		4/10/2024	1,425	1,428,583
American Credit Acceptance Receivables Trust 2019-1 B†	3.32%		4/12/2023	11,520	11,611,310
American Credit Acceptance Receivables Trust 2020-2 A†	1.65%		12/13/2023	19,560	19,583,155
AmeriCredit Automobile Receivables 2015-4 D	3.72%		12/8/2021	18,304	18,315,432
AmeriCredit Automobile Receivables Trust 2016-3 C	2.24%		4/8/2022	1,791	1,798,656
AmeriCredit Automobile Receivables Trust 2016-3 D	2.71%		9/8/2022	6,489	6,561,875
AmeriCredit Automobile Receivables Trust 2017-4 A3	2.04%		7/18/2022	2,567	2,574,130
AmeriCredit Automobile Receivables Trust 2018-3 A2A	3.11%		1/18/2022	1,111	1,112,489
AmeriCredit Automobile Receivables Trust 2018-3 A2B	0.432% (1 Mo. LIBOR + .25%	)#	1/18/2022	1,111	1,111,033
AmeriCredit Automobile Receivables Trust 2019-1 A2A	2.93%		6/20/2022	8,850	8,882,735
AmeriCredit Automobile Receivables Trust 2019-1 A2B	0.442% (1 Mo. LIBOR + .26%	)#	6/20/2022	9,781	9,770,106
AmeriCredit Automobile Receivables Trust 2019-3 A2A	2.17%		1/18/2023	26,631	26,755,195
ARI Fleet Lease Trust 2020-A A2†	1.77%		8/15/2028	12,188	12,223,662
Avid Automobile Receivables Trust 2018-1 A†	2.84%		8/15/2023	321	321,040
BMW Vehicle Lease Trust 2019-1 A2	2.79%		3/22/2021	6,995	7,016,729
BMW Vehicle Lease Trust 2019-1 A3	2.84%		11/22/2021	20,926	21,185,775
California Republic Auto Receivables Trust 2016-2 A4	1.83%		12/15/2021	48	47,618
California Republic Auto Receivables Trust 2017-1 A4	2.28%		6/15/2022	4,868	4,885,544
Capital Auto Receivables Asset Trust 2018-1 A3†	2.79%		1/20/2022	8,122	8,156,181
Capital Auto Receivables Asset Trust 2018-1 A4†	2.93%		6/20/2022	13,907	14,093,960
Capital Auto Receivables Asset Trust 2018-2 A3†	3.27%		6/20/2023	10,673	10,749,535
Capital Auto Receivables Asset Trust 2018-2 B†	3.48%		10/20/2023	5,648	5,737,917

350	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Capital Auto Receivables Asset Trust 2018-2 C†	3.69%		12/20/2023	$4,551	$4,635,363
Capital One Prime Auto Receivables Trust 2019-2 A2	2.06%		9/15/2022	83,749	84,291,373
Capital One Prime Auto Receivables Trust 2020-1 A2	1.64%		6/15/2023	51,851	52,259,197
CarMax Auto Owner Trust 2016-4 A3	1.40%		8/15/2021	199	198,975
CarMax Auto Owner Trust 2016-4 A4	1.60%		6/15/2022	17,638	17,690,512
CarMax Auto Owner Trust 2017-2 A3	1.93%		3/15/2022	3,549	3,562,213
Carmax Auto Owner Trust 2019-2 A3	2.68%		3/15/2024	45,490	46,760,308
CarMax Auto Owner Trust 2020-2 A3	1.70%		11/15/2024	5,680	5,807,509
Carvana Auto Receivables Trust 2019-3A A2†	2.42%		4/15/2022	31,195	31,299,170
Chesapeake Funding II LLC 2017-2A A1†	1.99%		5/15/2029	1,125	1,128,734
Chesapeake Funding II LLC 2017-2A A2†	0.634% (1 Mo. LIBOR + .45%	)#	5/15/2029	613	610,903
Chesapeake Funding II LLC 2017-3A A1†	1.91%		8/15/2029	459	460,492
Chesapeake Funding II LLC 2017-3A A2†	0.524% (1 Mo. LIBOR + .34%	)#	8/15/2029	6,750	6,736,735
Chesapeake Funding II LLC 2017-4A A1†	2.12%		11/15/2029	15,989	16,078,068
Chesapeake Funding II LLC 2017-4A A2†	0.494% (1 Mo. LIBOR + .31%	)#	11/15/2029	2,971	2,963,214
Chesapeake Funding II LLC 2018-3A A2†	0.664% (1 Mo. LIBOR + .48%	)#	1/15/2031	56,486	55,394,222
CPS Auto Receivables Trust 2018-A B†	2.77%		4/18/2022	192	191,707
CPS Auto Receivables Trust 2018-B B†	3.23%		7/15/2022	538	538,555
CPS Auto Receivables Trust 2019-A†	3.18%		6/15/2022	6,316	6,343,330
CPS Auto Trust 2017-A C†	3.31%		12/15/2022	4,543	4,548,732
CPS Auto Trust 2018-C B†	3.43%		7/15/2022	2,464	2,471,433
Drive Auto Receivables Trust 2016-BA D†	4.53%		8/15/2023	5,216	5,245,359
Drive Auto Receivables Trust 2016-CA D†	4.18%		3/15/2024	5,435	5,479,204
Drive Auto Receivables Trust 2017-3 D†	3.53%		12/15/2023	4,823	4,876,669
Drive Auto Receivables Trust 2017-AA D†	4.16%		5/15/2024	13,449	13,625,808
Drive Auto Receivables Trust 2017-BA D†	3.72%		10/17/2022	3,362	3,385,316
Drive Auto Receivables Trust 2018-2 C	3.63%		8/15/2024	10,427	10,480,468
Drive Auto Receivables Trust 2018-3 C	3.72%		9/16/2024	6,472	6,526,370
Drive Auto Receivables Trust 2018-4 C	3.66%		11/15/2024	17,764	17,942,187
Drive Auto Receivables Trust 2018-4 D	4.09%		1/15/2026	1,390	1,419,550
Drive Auto Receivables Trust 2018-5 B	3.68%		7/15/2023	43,209	43,479,602
Drive Auto Receivables Trust 2019-3 A2A	2.63%		9/15/2022	7,134	7,144,540
Drive Auto Receivables Trust 2019-3 C	2.90%		8/15/2025	5,000	5,010,809

See Notes to Financial Statements.	351

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Drive Auto Receivables Trust 2019-4 A2A	2.32%	6/15/2022	$31,466	$31,541,022
Drive Auto Receivables Trust 2019-4 A3	2.16%	5/15/2023	44,367	44,637,532
Drive Auto Receivables Trust 2019-4 B	2.23%	1/16/2024	36,764	36,962,415
Enterprise Fleet Financing LLC 2017-2 A2†	1.97%	1/20/2023	29	29,268
Enterprise Fleet Financing LLC 2017-3 A3†	2.36%	5/20/2023	13,222	13,314,984
Enterprise Fleet Financing LLC 2018-1 A2†	2.87%	10/20/2023	5,237	5,271,247
Exeter Automobile Receivables Trust 2016-3A C†	4.22%	6/15/2022	2,364	2,381,176
Exeter Automobile Receivables Trust 2017-1A C†	3.95%	12/15/2022	701	699,232
Exeter Automobile Receivables Trust 2019-3A A†	2.59%	9/15/2022	33,211	33,346,205
Fifth Third Auto Trust 2019-1 A2A	2.66%	5/16/2022	12,207	12,289,429
First Investors Auto Owner Trust 2018-2A A1†	3.23%	12/15/2022	2,876	2,888,874
First Investors Auto Owner Trust 2019-1A A†	2.89%	3/15/2024	18,693	18,847,175
First Investors Auto Owner Trust 2019-2A A†	2.21%	9/16/2024	37,292	37,624,774
Flagship Credit Auto Trust 2017-4 A†	2.07%	4/15/2022	83	83,075
Flagship Credit Auto Trust 2018-2 A†	2.97%	10/17/2022	5,889	5,918,298
Flagship Credit Auto Trust 2018-3 A†	3.07%	2/15/2023	10,467	10,544,802
Flagship Credit Auto Trust 2020-2 A†	1.49%	7/15/2024	13,604	13,645,548
Ford Credit Auto Lease Trust 2019-A A3	2.90%	5/15/2022	42,811	43,400,259
Ford Credit Auto Lease Trust 2020-A A2	1.80%	7/15/2022	22,260	22,429,866
Ford Credit Auto Owner Trust 2017-1 A†	2.62%	8/15/2028	20,898	21,218,433
Ford Credit Auto Owner Trust 2020-A A2	1.03%	10/15/2022	9,323	9,366,132
Ford Credit Auto Owner Trust REV1 2016-1 A†	2.31%	8/15/2027	22,256	22,430,338
Foursight Capital Automobile Receivables Trust 2018-1 A3†	3.24%	9/15/2022	2,239	2,250,666
Foursight Capital Automobile Receivables Trust 2018-2 A2†	3.32%	4/15/2022	2,019	2,021,620
Foursight Capital Automobile Receivables Trust 2020-1 A2†	1.97%	9/15/2023	19,900	19,939,080
GM Financial Automobile Leasing Trust 2019-1 A2A	2.91%	4/20/2021	4,838	4,849,772
GM Financial Automobile Leasing Trust 2019-1 A3	2.98%	12/20/2021	19,941	20,135,827
GM Financial Automobile Leasing Trust 2019-2 A2A	2.67%	6/21/2021	15,675	15,731,599
GM Financial Automobile Leasing Trust 2019-2 A3	2.67%	3/21/2022	16,101	16,298,537
GM Financial Automobile Leasing Trust 2019-3 A2A	2.09%	10/20/2021	75,424	75,693,579
GM Financial Automobile Leasing Trust 2020-1 A2A	1.67%	4/20/2022	1,565	1,572,319
GM Financial Consumer Automobile Receivables Trust 2017-3A A3†	1.97%	5/16/2022	14,393	14,457,921
GM Financial Consumer Automobile Receivables Trust 2020-1 A2	1.83%	1/17/2023	20,155	20,322,847
Honda Auto Receivables Owner Trust 2017-3 A3	1.79%	9/20/2021	2,846	2,855,261

352	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Honda Auto Receivables Owner Trust 2020-2 A2	0.74%	11/15/2022	$28,225	$28,290,375
Hyundai Auto Lease Securitization Trust 2018-A A3†	2.81%	4/15/2021	25,384	25,446,700
Hyundai Auto Lease Securitization Trust 2019-B A2†	2.08%	12/15/2021	27,626	27,791,537
Mercedes-Benz Auto Lease Trust 2018-B A3	3.21%	9/15/2021	5,929	5,979,652
Mercedes-Benz Auto Lease Trust 2019-A A3	3.10%	11/15/2021	10,638	10,751,644
Nissan Auto Lease Trust 2019-B A2A	2.27%	10/15/2021	38,841	39,122,312
Nissan Auto Receivables Owner Trust 2019-A A2A	2.82%	1/18/2022	3,046	3,063,815
Prestige Auto Receivables Trust 2019-1A A2†	2.44%	7/15/2022	17,299	17,370,566
Prestige Auto Receivables Trust 2019-1A A3†	2.45%	5/15/2023	29,320	29,642,977
Santander Drive Auto Receivables Trust 2016-1 E	5.02%	6/15/2023	31,667	31,806,423
Santander Drive Auto Receivables Trust 2016-2 D	3.39%	4/15/2022	5,115	5,141,291
Santander Drive Auto Receivables Trust 2016-2 E	4.38%	9/15/2023	13,300	13,329,880
Santander Drive Auto Receivables Trust 2016-3 C	2.46%	3/15/2022	710	711,436
Santander Drive Auto Receivables Trust 2016-3 D	2.80%	8/15/2022	11,898	11,991,513
Santander Drive Auto Receivables Trust 2018-2 B	3.03%	9/15/2022	3,899	3,903,485
Santander Drive Auto Receivables Trust 2018-2 C	3.35%	7/17/2023	42,429	42,747,447
Santander Drive Auto Receivables Trust 2018-3 B	3.29%	10/17/2022	2,386	2,387,828
Santander Drive Auto Receivables Trust 2018-3 C	3.51%	8/15/2023	42,656	42,997,146
Santander Drive Auto Receivables Trust 2018-4 B	3.27%	1/17/2023	23,808	23,888,152
Santander Drive Auto Receivables Trust 2018-5 B	3.52%	12/15/2022	8,096	8,138,087
Santander Retail Auto Lease Trust 2018-A A3†	2.93%	5/20/2021	11,986	12,016,605
Santander Retail Auto Lease Trust 2019-B A2A†	2.29%	4/20/2022	9,902	9,977,514
TCF Auto Receivables Owner Trust 2016-PT1A A†	1.93%	6/15/2022	115	115,456
Tesla Auto Lease Trust 2018-B A†	3.71%	8/20/2021	7,467	7,587,204
USAA Auto Owner Trust 2019-1 A2	2.26%	2/15/2022	24,102	24,226,668
Volkswagen Auto Loan Enhanced Trust 2020-1 A2A	0.93%	12/20/2022	54,471	54,614,270
Westlake Automobile Receivables Trust 2018-1A C†	2.92%	5/15/2023	1,467	1,469,585
Westlake Automobile Receivables Trust 2018-2A C†	3.50%	1/16/2024	5,383	5,413,897
Westlake Automobile Receivables Trust 2018-3A A2A†	2.98%	1/18/2022	1,961	1,964,054
Westlake Automobile Receivables Trust 2018-3A B†	3.32%	10/16/2023	23,532	23,682,567
Westlake Automobile Receivables Trust 2019-1A A2A†	3.06%	5/16/2022	23,035	23,145,777
Westlake Automobile Receivables Trust 2019-2A A2A†	2.57%	2/15/2023	30,142	30,333,060
Westlake Automobile Receivables Trust 2019-3A A2†	2.15%	2/15/2023	77,896	78,363,236
Wheels SPV 2 LLC 2018-1A A2†	3.06%	4/20/2027	2,338	2,355,519

See Notes to Financial Statements.	353

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
World Omni Automobile Lease Securitization Trust 2018-A A3	2.83%		7/15/2021	$8,382	$8,397,888
World Omni Automobile Lease Securitization Trust 2018-B A3	3.19%		12/15/2021	21,414	21,706,858
World Omni Select Auto Trust 2018-1A A3†	3.46%		3/15/2023	40,476	40,706,198
Total					1,997,970,215

Credit Cards 3.18%
American Express Credit Account Master Trust 2017-2 A	0.634% (1 Mo. LIBOR + .45%	)#	9/16/2024	4,415	4,437,584
American Express Credit Account Master Trust 2019-1 B	3.07%		10/15/2024	9,000	9,358,637
BA Credit Card Trust 2018-A3	3.10%		12/15/2023	30,475	31,403,750
Barclays Dryrock Issuance Trust 2017-2 A	0.484% (1 Mo. LIBOR + .30%	)#	5/15/2023	16,646	16,646,982
Barclays Dryrock Issuance Trust 2018-1 A	0.514% (1 Mo. LIBOR + .33%	)#	7/15/2024	8,533	8,488,962
Capital One Multi-Asset Execution Trust 2016-A7	0.694% (1 Mo. LIBOR + .51%	)#	9/16/2024	13,141	13,188,281
Capital One Multi-Asset Execution Trust 2019-A1	2.84%		12/15/2024	10,500	10,939,889
Citibank Credit Card Issuance Trust 2014-A1	2.88%		1/23/2023	9,819	9,978,101
Discover Card Execution Note Trust 2018-A4	3.11%		1/16/2024	11,380	11,723,159
Discover Card Execution Note Trust 2018-A5	3.32%		3/15/2024	13,370	13,868,535
Discover Card Execution Note Trust 2019-A1	3.04%		7/15/2024	13,936	14,522,414
Discover Card Execution Note Trust 2019-A2 A	0.454% (1 Mo. LIBOR + .27%	)#	12/15/2023	5,339	5,351,922
First National Master Note Trust 2017-2 A	0.624% (1 Mo. LIBOR + .44%	)#	10/16/2023	3,500	3,495,178
First National Master Note Trust 2018-1 A	0.644% (1 Mo. LIBOR + .46%	)#	10/15/2024	32,938	32,699,249
Golden Credit Card Trust 2018-1A A†	2.62%		1/15/2023	28,656	29,021,846
Golden Credit Card Trust 2019-1A A†	0.634% (1 Mo. LIBOR + .45%	)#	12/15/2022	49,831	49,918,209
Gracechurch Card Funding plc 2018-1 A†	0.584% (1 Mo. LIBOR + .40%	)#	7/15/2022	19,202	19,206,153
Master Credit Card Trust 2019-1A A†	0.651% (1 Mo. LIBOR + .48%	)#	7/21/2022	34,629	34,459,193
Master Credit Card Trust II 2018-3A B†	3.40%		1/21/2022	9,053	9,073,533
Synchrony Credit Card Master Note Trust 2015-4 A	2.38%		9/15/2023	26,086	26,193,375
Synchrony Credit Card Master Note Trust 2017-1 A	1.93%		6/15/2023	5,315	5,317,092
Synchrony Credit Card Master Note Trust 2018-1 C	3.36%		3/15/2024	15,400	15,460,393

354	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Credit Cards (continued)
Trillium Credit Card Trust II 2019-2A A†	3.038%		1/26/2024	$55,368	$56,236,060
World Financial Network Credit Card Master Trust 2015-B A	2.55%		6/17/2024	5,346	5,352,021
World Financial Network Credit Card Master Trust 2017-C A	2.31%		8/15/2024	136,766	136,746,005
World Financial Network Credit Card Master Trust 2018-A	3.07%		12/16/2024	30,616	30,893,341
Total					603,979,864

Other 2.84%
Ally Master Owner Trust 2018-2 A	3.29%		5/15/2023	15,340	15,656,725
Amur Equipment Finance Receivables VI LLC 2018-2A A2†	3.89%		7/20/2022	7,752	7,891,314
Amur Equipment Finance Receivables VII LLC 2019-1A A2†	2.63%		6/20/2024	18,673	18,878,773
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%		6/10/2021	2,342	2,346,361
BMW Floorplan Master Owner Trust 2018-1 A1†	3.15%		5/15/2023	17,792	18,105,552
CCG Receivables Trust 2018-1 A2†	2.50%		6/16/2025	589	591,837
Conn’s Receivables Funding LLC 2018-A†	3.25%		1/15/2023	4,096	4,064,952
Conn’s Receivables Funding LLC 2019-A†	3.40%		10/16/2023	10,953	10,794,358
Conn’s Receivables Funding LLC 2019-B A†	2.66%		6/17/2024	13,083	12,854,197
DLL LLC 2018-1 A3†	3.10%		4/18/2022	12,955	13,063,498
DLL LLC 2019-MT3 A2†	2.13%		1/20/2022	50,377	50,656,106
DLL Securitization Trust 2017-A A3†	2.14%		12/15/2021	8,708	8,719,208
Engs Commercial Finance Trust 2016-1A A2†	2.63%		2/22/2022	6	5,613
Ford Credit Floorplan Master Owner Trust 2015-5 A1	2.42%		8/15/2022	69,839	69,873,731
Ford Credit Floorplan Master Owner Trust 2017-2 A1	2.16%		9/15/2022	38,517	38,576,536
Ford Credit Floorplan Master Owner Trust A 2018-1 A1	2.95%		5/15/2023	32,154	32,231,260
FREED ABS TRUST 2018-1 A†	3.61%		7/18/2024	1,887	1,876,979
FREED ABS TRUST 2018-2 A†	3.99%		10/20/2025	4,624	4,594,917
GMF Floorplan Owner Revolving Trust 2017-2 A1†	2.13%		7/15/2022	43,128	43,177,511
GMF Floorplan Owner Revolving Trust 2018-2 A1†	3.13%		3/15/2023	32,275	32,711,426
HPEFS Equipment Trust 2020-1A A2†	1.73%		2/20/2030	15,648	15,653,191
Marlette Funding Trust 2018-3 A†	3.20%		9/15/2028	1,874	1,871,264
Marlette Funding Trust 2018-4A A†	3.71%		12/15/2028	6,354	6,305,622
Mercedes-Benz Master Owner Trust 2018-BA A†	0.524% (1 Mo. LIBOR + .34%	)#	5/15/2023	20,435	20,030,483

See Notes to Financial Statements.	355

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Navient Private Education Refi Loan Trust 2019-A A1†	3.03%		1/15/2043	$3,694	$3,707,026
Navistar Financial Dealer Note Master Owner Trust II 2018-1 A†	0.798% (1 Mo. LIBOR + .63%	)#	9/25/2023	33,008	32,477,403
NextGear Floorplan Master Owner Trust 2018-2A A1†	0.784% (1 Mo. LIBOR + .60%	)#	10/15/2023	14,616	14,031,440
PFS Financing Corp. 2017-D A†	2.40%		10/17/2022	13,043	13,112,892
SCF Equipment Leasing LLC 2018-1A A2†	3.63%		10/20/2024	4,403	4,417,373
SCF Equipment Leasing LLC 2019-1A A1†	3.04%		3/20/2023	10,748	10,749,039
SCF Equipment Leasing LLC 2019-2A A1†	2.22%		6/20/2024	18,547	18,594,432
SoFi Consumer Loan Program LLC 2016-2A A†	3.09%		10/27/2025	191	191,355
SoFi Professional Loan Program LLC 2017-E A2A†	1.86%		11/26/2040	166	165,796
SoFi Professional Loan Program LLC 2018-A A2A†	2.39%		2/25/2042	1,919	1,921,207
SoFi Professional Loan Program Trust 2018-B A1FX†	2.64%		8/25/2047	2,598	2,605,684
Springleaf Funding Trust 2016-AA A†	2.90%		11/15/2029	1,044	1,044,571
Verizon Owner Trust 2017-1A B†	2.45%		9/20/2021	4,386	4,388,442
Westgate Resorts LLC 2018-1A A†	3.38%		12/20/2031	1,969	1,923,694
Total					539,861,768
Total Asset-Backed Securities (cost $3,133,493,215)					3,141,811,847

CORPORATE BONDS 50.04%

Aerospace/Defense 0.43%
L3Harris Technologies, Inc.	1.593% (3 Mo. USD-LIBOR + .75%	)#	3/10/2023	82,463	81,995,335

Automotive 5.59%
American Honda Finance Corp.	1.118% (3 Mo. LIBOR + .35%	)#	6/11/2021	22,992	22,882,348
American Honda Finance Corp.	1.807% (3 Mo. LIBOR + .54%	)#	6/27/2022	69,124	68,060,416
BMW Finance NV (Netherlands)†(a)	1.225% (3 Mo. LIBOR + .79%	)#	8/12/2022	45,887	44,388,002
BMW US Capital LLC†	0.934% (3 Mo. LIBOR + .50%	)#	8/13/2021	56,220	55,547,941
BMW US Capital LLC†	1.721% (3 Mo. LIBOR + .41%	)#	4/12/2021	77,657	77,019,421
BMW US Capital LLC†	1.841% (3 Mo. LIBOR + .53%	)#	4/14/2022	48,940	47,614,736
BMW US Capital LLC†	2.013% (3 Mo. LIBOR + .64%	)#	4/6/2022	9,237	8,986,838
Daimler Finance North America LLC†	0.808% (3 Mo. LIBOR + .45%	)#	2/22/2021	10,149	10,011,649
Daimler Finance North America LLC†	0.865% (3 Mo. LIBOR + .43%	)#	2/12/2021	53,126	52,290,347

356	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automotive (continued)
Daimler Finance North America LLC†	1.106% (3 Mo. LIBOR + .55%	)#	5/4/2021	$10,073	$9,919,745
Daimler Finance North America LLC†	1.211% (3 Mo. LIBOR + .67%	)#	11/5/2021	99,774	96,928,813
Daimler Finance North America LLC†	1.238% (3 Mo. LIBOR + .88%	)#	2/22/2022	16,285	15,771,089
Daimler Finance North America LLC†	1.292% (3 Mo. LIBOR + .90%	)#	2/15/2022	60,036	57,950,555
Ford Motor Credit Co. LLC	0.986% (3 Mo. LIBOR + .43%	)#	11/2/2020	5,384	5,285,596
Ford Motor Credit Co. LLC	2.183% (3 Mo. LIBOR + .81%	)#	4/5/2021	14,800	14,042,772
Ford Motor Credit Co. LLC	2.191% (3 Mo. LIBOR + .88%	)#	10/12/2021	33,232	31,234,144
General Motors Co.	1.274% (3 Mo. LIBOR + .80%	)#	8/7/2020	14,063	13,979,312
General Motors Financial Co., Inc.	2.861% (3 Mo. LIBOR + 1.55%	)#	1/14/2022	9,375	8,938,180
Nissan Motor Acceptance Corp.†	1.261% (3 Mo. LIBOR + .52%	)#	3/15/2021	32,286	30,894,599
Nissan Motor Acceptance Corp.†	1.701% (3 Mo. LIBOR + .39%	)#	7/13/2020	6,832	6,797,718
Nissan Motor Acceptance Corp.†	1.765% (3 Mo. LIBOR + .39%	)#	9/28/2020	22,250	21,871,605
Nissan Motor Acceptance Corp.†	2.201% (3 Mo. LIBOR + .89%	)#	1/13/2022	17,979	16,445,990
Toyota Motor Credit Corp.	0.559% (3 Mo. LIBOR + .13%	)#	8/13/2021	45,812	45,568,360
Toyota Motor Credit Corp.	1.15%		5/26/2022	92,417	92,885,292
Toyota Motor Credit Corp.	1.892% (3 Mo. LIBOR + .54%	)#	1/8/2021	23,434	23,477,445
Volkswagen Group of America Finance LLC†	1.204% (3 Mo. LIBOR + .77%	)#	11/13/2020	153,028	152,401,571
Volkswagen Group of America Finance LLC†	1.375% (3 Mo. LIBOR + .94%	)#	11/12/2021	3,115	3,066,845
Volkswagen Group of America Finance LLC†	2.064% (3 Mo. LIBOR + .86%	)#	9/24/2021	27,861	27,469,983
Total					1,061,731,312

Banks: Regional 30.54%
ABN AMRO Bank NV (Netherlands)†(a)	0.939% (3 Mo. LIBOR + .57%	)#	8/27/2021	28,480	28,528,021
Australia & New Zealand Banking Group Ltd. (Australia)†(a)	0.864% (3 Mo. LIBOR + .49%	)#	11/21/2022	31,137	31,075,089
Bank of America Corp.	1.866% (3 Mo. LIBOR + .65%	)#	6/25/2022	36,624	36,472,523

See Notes to Financial Statements.	357

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)
Bank of America Corp.	2.083% (3 Mo. LIBOR + .65%	)#	10/1/2021	$68,188	$68,286,726
Bank of America Corp.	2.289% (3 Mo. LIBOR + 1.18%	)#	10/21/2022	20,910	21,007,718
Bank of America Corp.	2.328% (3 Mo. LIBOR + .63%	)#	10/1/2021	12,999	13,039,032
Bank of America Corp.	2.369% (3 Mo. LIBOR + .66%	)#	7/21/2021	7,899	7,909,332
Bank of America Corp.	3.499% (3 Mo. USD-LIBOR + .63%	)#	5/17/2022	121,360	124,283,780
Bank of America NA	1.311% (3 Mo. LIBOR + .32%	)#	7/26/2021	78,101	78,025,768
Bank of Montreal (Canada)(a)	0.837% (SOFR + .68%	)#	3/10/2023	79,199	77,546,008
Bank of Montreal (Canada)(a)	1.296% (3 Mo. LIBOR + .40%	)#	9/10/2021	45,993	46,021,360
Bank of Montreal (Canada)(a)	1.398% (3 Mo. LIBOR + .63%	)#	9/11/2022	13,126	13,122,031
Bank of Montreal (Canada)(a)	1.498% (3 Mo. LIBOR + .40%	)#	1/22/2021	47,041	47,078,364
Bank of Montreal (Canada)(a)	1.651% (3 Mo. LIBOR + .34%	)#	7/13/2020	2,158	2,158,172
Bank of New York Mellon (The)	1.534% (3 Mo. LIBOR + .28%	)#	6/4/2021	45,966	45,966,024
Barclays Bank plc (United Kingdom)(a)	1.70%		5/12/2022	26,147	26,511,370
Barclays plc (United Kingdom)(a)	2.936% (3 Mo. LIBOR + 1.63%	)#	1/10/2023	4,955	4,909,172
BBVA USA	1.498% (3 Mo. LIBOR + .73%	)#	6/11/2021	35,630	35,318,352
Canadian Imperial Bank of Commerce (Canada)(a)	0.842% (SOFR + .80%	)#	3/17/2023	61,431	60,151,161
Capital One NA	1.91% (3 Mo. LIBOR + 1.15%	)#	1/30/2023	1,730	1,704,378
Capital One NA	2.95%		7/23/2021	9,201	9,361,034
Citibank NA	0.911% (3 Mo. LIBOR + .53%	)#	2/19/2022	70,177	69,718,840
Citibank NA	0.977% (3 Mo. LIBOR + .60%	)#	5/20/2022	98,092	97,640,553
Citibank NA	1.435% (3 Mo. LIBOR + .30%	)#	10/20/2020	10,750	10,758,737
Citibank NA	1.613% (3 Mo. LIBOR + .57%	)#	7/23/2021	77,205	77,124,917
Citibank NA	2.844% (3 Mo. USD-LIBOR + .60%	)#	5/20/2022	64,070	65,208,514
Citibank NA	3.165% (3 Mo. USD-LIBOR + .53%	)#	2/19/2022	13,193	13,401,113
Citigroup, Inc.	0.926% (SOFR + .87%	)#	11/4/2022	30,688	30,316,579
Citigroup, Inc.	1.681% (3 Mo. LIBOR + .69%	)#	10/27/2022	6,274	6,210,204
Citigroup, Inc.	1.746% (3 Mo. LIBOR + 1.19%	)#	8/2/2021	32,667	32,842,594
Citigroup, Inc.	1.951% (3 Mo. LIBOR + .96%	)#	4/25/2022	9,106	9,123,629
Citigroup, Inc.	2.069% (3 Mo. LIBOR + 1.07%	)#	12/8/2021	21,283	21,344,240
Citigroup, Inc.	2.301% (3 Mo. LIBOR + 1.31%	)#	10/26/2020	14,314	14,379,324
Citigroup, Inc.	2.70%		3/30/2021	115,330	117,264,683
Citigroup, Inc.	2.755% (3 Mo. LIBOR + 1.38%	)#	3/30/2021	52,653	52,941,843

358	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)
Citizens Bank NA/Providence RI	1.144% (3 Mo. LIBOR + .72%	)#	2/14/2022	$32,248	$31,914,770
Citizens Bank NA/Providence RI	1.17% (3 Mo. LIBOR + .81%	)#	5/26/2022	2,778	2,761,786
Credit Agricole Corporate & Investment Bank SA (France)(a)	2.062% (3 Mo. LIBOR + .63%	)#	10/3/2021	32,902	32,906,721
Credit Suisse AG	2.80%		4/8/2022	20,055	20,785,667
DNB Bank ASA (Norway)†(a)	0.964% (3 Mo. LIBOR + .62%	)#	12/2/2022	45,731	45,541,656
Federation des Caisses Desjardins du Quebec (Canada)†(a)	1.09% (3 Mo. LIBOR + .33%	)#	10/30/2020	19,378	19,417,572
Fifth Third Bank	1.431% (3 Mo. LIBOR + .44%	)#	7/26/2021	25,887	25,855,537
Fifth Third Bank/Cincinnati OH	1.327% (3 Mo. LIBOR + .64%	)#	2/1/2022	1,505	1,502,885
Goldman Sachs Group, Inc. (The)	1.11% (3 Mo. LIBOR + .75%	)#	2/23/2023	135,220	132,893,345
Goldman Sachs Group, Inc. (The)	1.54% (3 Mo. LIBOR + .78%	)#	10/31/2022	207,418	205,011,399
Goldman Sachs Group, Inc. (The)	1.941% (3 Mo. LIBOR + 1.20%	)#	9/15/2020	5,519	5,529,415
Goldman Sachs Group, Inc. (The)	2.101% (3 Mo. LIBOR + 1.11%	)#	4/26/2022	151,965	152,139,021
Goldman Sachs Group, Inc. (The)	2.13% (3 Mo. LIBOR + 1.77%	)#	2/25/2021	49,500	49,798,599
Goldman Sachs Group, Inc. (The)	2.351% (3 Mo. LIBOR + 1.36%	)#	4/23/2021	25,700	25,858,124
Goldman Sachs Group, Inc. (The)	5.75%		1/24/2022	25,716	27,700,421
HSBC Holdings plc (United Kingdom)(a)	1.434% (3 Mo. LIBOR + .65%	)#	9/11/2021	88,452	88,474,277
HSBC Holdings plc (United Kingdom)(a)	2.02% (3 Mo. LIBOR + 1.66%	)#	5/25/2021	1,200	1,210,274
Huntington National Bank (The)	1.091% (3 Mo. LIBOR + .55%	)#	2/5/2021	47,000	47,064,802
ING Groep NV (Netherlands)(a)	2.525% (3 Mo. LIBOR + 1.15%	)#	3/29/2022	56,060	56,060,134
JPMorgan Chase & Co.	1.499% (3 Mo. LIBOR + .61%	)#	6/18/2022	124,022	123,804,901
JPMorgan Chase & Co.	2.219% (3 Mo. LIBOR + 1.00%	)#	1/15/2023	28,520	28,570,231
JPMorgan Chase & Co.	2.295%		8/15/2021	13,032	13,075,041
JPMorgan Chase & Co.	3.514% (3 Mo. USD-LIBOR + .61%	)#	6/18/2022	12,624	12,962,968
JPMorgan Chase & Co.	4.35%		8/15/2021	17,642	18,469,265

See Notes to Financial Statements.	359

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)
KeyBank NA	1.168% (3 Mo. LIBOR + .81%	)#	11/22/2021	$4,428	$4,446,511
KeyBank NA	1.347% (3 Mo. LIBOR + .66%	)#	2/1/2022	62,787	62,487,421
Lloyds Banking Group plc (United Kingdom)(a)	1.995% (3 Mo. LIBOR + .80%	)#	6/21/2021	9,492	9,482,705
Macquarie Bank Ltd. (Australia)†(a)	0.81% (3 Mo. LIBOR + .45%	)#	11/24/2021	91,604	91,632,023
Macquarie Bank Ltd. (Australia)†(a)	0.951% (3 Mo. LIBOR + .45%	)#	8/6/2021	68,896	68,454,904
Manufacturers & Traders Trust Co.	0.99% (3 Mo. LIBOR + .64%	)#	12/1/2021	53,378	52,857,584
Manufacturers & Traders Trust Co.	1.261% (3 Mo. LIBOR + .27%	)#	1/25/2021	17,447	17,461,452
Manufacturers & Traders Trust Co.	1.385% (1 Mo. LIBOR + 1.22%	)#	12/28/2020	40,097	40,102,906
Mitsubishi UFJ Financial Group, Inc. (Japan)(a)	1.641% (3 Mo. LIBOR + .65%	)#	7/26/2021	19,196	19,166,415
Morgan Stanley	0.751% (SOFR + .70%	)#	1/20/2023	125,556	123,161,390
Morgan Stanley	2.028% (3 Mo. LIBOR + .93%	)#	7/22/2022	182,953	182,642,064
Morgan Stanley	2.315% (3 Mo. LIBOR + 1.18%	)#	1/20/2022	237,228	238,027,454
MUFG Union Bank NA	1.599% (3 Mo. LIBOR + .60%	)#	3/7/2022	46,977	46,602,727
National Australia Bank Ltd. (Australia)†(a)	1.183% (3 Mo. LIBOR + .41%	)#	12/13/2022	68,680	68,429,688
National Australia Bank Ltd. (Australia)†(a)	1.696% (3 Mo. LIBOR + .58%	)#	9/20/2021	4,611	4,616,902
Nordea Bank Abp (Finland)†(a)	4.875%		5/13/2021	17,071	17,631,423
PNC Bank NA	0.685% (3 Mo. LIBOR + .33%	)#	2/24/2023	91,548	90,499,834
PNC Bank NA	1.206% (3 Mo. LIBOR + .31%	)#	6/10/2021	48,372	48,379,285
PNC Bank NA	1.348% (3 Mo. LIBOR + .25%	)#	1/22/2021	3,500	3,504,398
PNC Bank NA	1.429% (3 Mo. LIBOR + .43%	)#	12/9/2022	68,653	67,745,448
PNC Bank NA	1.548% (3 Mo. LIBOR + .45%	)#	7/22/2022	136,045	135,594,219
PNC Bank NA	2.232% (3 Mo. USD-LIBOR + .44%	)#	7/22/2022	6,427	6,524,213
Regions Bank/Birmingham AL	0.934% (3 Mo. LIBOR + .50%	)#	8/13/2021	99,016	98,333,834
Royal Bank of Canada (Canada)(a)	1.495% (3 Mo. LIBOR + .36%	)#	1/17/2023	97,223	96,106,944
Royal Bank of Canada (Canada)(a)	1.702% (3 Mo. LIBOR + .35%	)#	7/8/2021	46,102	46,230,005
Santander UK plc (United Kingdom)(a)	0.856% (3 Mo. LIBOR + .30%	)#	11/3/2020	10,000	10,002,260

360	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)
Santander UK plc (United Kingdom)(a)	0.97% (3 Mo. LIBOR + .62%	)#	6/1/2021	$14,250	$14,280,424
Skandinaviska Enskilda Banken AB (Sweden)†(a)	1.429% (3 Mo. LIBOR + .65%	)#	12/12/2022	57,560	57,485,705
Standard Chartered plc (United Kingdom)†(a)	2.096% (3 Mo. LIBOR + 1.20%	)#	9/10/2022	48,933	48,693,718
Sumitomo Mitsui Banking Corp. (Japan)(a)	1.546% (3 Mo. LIBOR + .37%	)#	10/16/2020	47,074	47,143,822
Sumitomo Mitsui Financial Group, Inc. (Japan)(a)	2.784%		7/12/2022	46,435	47,997,140
Toronto-Dominion Bank (The) (Canada)(a)	0.88% (3 Mo. LIBOR + .53%	)#	12/1/2022	60,427	60,192,410
Toronto-Dominion Bank (The) (Canada)(a)	1.06% (3 Mo. LIBOR + .30%	)#	7/30/2021	68,437	68,122,696
Toronto-Dominion Bank (The) (Canada)(a)	1.113% (3 Mo. LIBOR + .27%	)#	3/17/2021	91,813	91,928,262
Truist Bank	0.901% (SOFR + .73%	)#	3/9/2023	22,738	22,056,729
Truist Bank	0.976% (3 Mo. LIBOR + .59%	)#	5/17/2022	57,542	57,025,876
Truist Bank	1.491% (3 Mo. LIBOR + .50%	)#	10/26/2021	14,608	14,578,969
UBS AG (United Kingdom)†(a)	0.83% (3 Mo. LIBOR + .48%	)#	12/1/2020	42,452	42,523,011
UBS AG (United Kingdom)†(a)	1.75%		4/21/2022	75,250	76,501,461
UBS Group AG (Switzerland)†(a)	2.217% (3 Mo. LIBOR + 1.53%	)#	2/1/2022	36,966	37,509,046
UBS Group AG (Switzerland)†(a)	2.644% (3 Mo. LIBOR + 1.44%	)#	9/24/2020	4,687	4,708,204
US Bank NA	1.399% (3 Mo. LIBOR + .40%	)#	12/9/2022	91,656	91,021,775
Wells Fargo & Co.	1.378% (3 Mo. LIBOR + .93%	)#	2/11/2022	215,266	215,314,807
Wells Fargo & Co.	1.978% (3 Mo. LIBOR + .88%	)#	7/22/2020	45,934	46,032,884
Wells Fargo & Co.	2.016% (3 Mo. LIBOR + 1.03%	)#	7/26/2021	52,951	53,263,234
Wells Fargo & Co.	2.10%		7/26/2021	41,037	41,669,252
Wells Fargo & Co.	2.13% (3 Mo. LIBOR + 1.11%	)#	1/24/2023	9,758	9,752,417
Wells Fargo & Co.	2.625%		7/22/2022	56,642	58,412,845
Wells Fargo Bank NA	0.989% (3 Mo. LIBOR + .62%	)#	5/27/2022	88,672	88,212,780
Wells Fargo Bank NA	1.529% (3 Mo. LIBOR + .31%	)#	1/15/2021	2,340	2,342,762
Wells Fargo Bank NA	1.543% (3 Mo. LIBOR + .50%	)#	7/23/2021	13,600	13,599,533
Wells Fargo Bank NA	1.659% (3 Mo. LIBOR + .66%	)#	9/9/2022	134,050	133,914,593
Wells Fargo Bank NA	2.897% (3 Mo. USD-LIBOR + .61%	)#	5/27/2022	70,372	71,671,017
Wells Fargo Bank NA	3.325% (3 Mo. USD-LIBOR + .49%	)#	7/23/2021	23,622	23,704,778
Westpac Banking Corp. (Australia)(a)	1.701% (3 Mo. LIBOR + .39%	)#	1/13/2023	41,737	41,557,970
Total					5,797,402,125

See Notes to Financial Statements.	361

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Beverages 0.49%
Constellation Brands, Inc.	1.092% (3 Mo. LIBOR + .70%	)#	11/15/2021	$92,782	$92,207,320

Building Materials 0.30%
Vulcan Materials Co.	1.00% (3 Mo. LIBOR + .65%	)#	3/1/2021	39,636	39,241,393
Vulcan Materials Co.	1.341% (3 Mo. LIBOR + .60%	)#	6/15/2020	16,724	16,714,872
Total					55,956,265

Chemicals 0.19%
Albemarle Corp.†	1.442% (3 Mo. LIBOR + 1.05%	)#	11/15/2022	18,321	17,524,469
DuPont de Nemours, Inc.	1.102% (3 Mo. LIBOR + .71%	)#	11/15/2020	18,771	18,775,081
Total					36,299,550

Drugs 2.30%
AbbVie, Inc.†	0.724% (3 Mo. LIBOR + .35%	)#	5/21/2021	55,064	54,926,158
AbbVie, Inc.†	0.841% (3 Mo. LIBOR + .46%	)#	11/19/2021	95,119	94,571,367
AbbVie, Inc.†	1.024% (3 Mo. LIBOR + .65%	)#	11/21/2022	44,300	43,965,232
AbbVie, Inc.†	3.45%		3/15/2022	26,352	27,428,862
AstraZeneca plc (United Kingdom)(a)	1.516% (3 Mo. LIBOR + .62%	)#	6/10/2022	9,158	9,110,914
Bayer US Finance II LLC†	1.846% (3 Mo. LIBOR + .63%	)#	6/25/2021	9,468	9,418,074
Becton Dickinson & Co.	2.031% (3 Mo. LIBOR + 1.03%	)#	6/6/2022	27,990	27,709,402
Becton Dickinson & Co.	2.25% (3 Mo. LIBOR + .88%	)#	12/29/2020	21,293	21,289,413
Becton Dickinson and Co.	2.404%		6/5/2020	30,000	29,997,108
Cigna Corp.	1.493% (3 Mo. LIBOR + .65%	)#	9/17/2021	76,423	76,033,623
Cigna Corp.	2.109% (3 Mo. LIBOR + .89%	)#	7/15/2023	18,577	18,352,254
CVS Health Corp.	1.719% (3 Mo. LIBOR + .72%	)#	3/9/2021	3,375	3,380,541
Express Scripts Holding Co.	1.113% (3 Mo. LIBOR + .75%	)#	11/30/2020	20,104	20,031,113
Total					436,214,061

Electric: Power 1.47%
Dominion Energy, Inc.†	0.75% (3 Mo. LIBOR + .40%	)#	12/1/2020	125,000	124,674,229
Duquesne Light Holdings, Inc.†	6.40%		9/15/2020	14,938	15,179,976
NextEra Energy Capital Holdings, Inc.	0.921% (3 Mo. LIBOR + .55%	)#	8/28/2021	47,466	47,469,603
PPL WEM Ltd./Western Power Distribution Ltd. (United Kingdom)†(a)	5.375%		5/1/2021	5,076	5,196,384
Sempra Energy	1.719% (3 Mo. LIBOR + .50%	)#	1/15/2021	39,885	39,706,315
Southern Power Co.†	1.666% (3 Mo. LIBOR + .55%	)#	12/20/2020	47,125	47,051,226
Total					279,277,733

362	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Electronics 0.19%
Honeywell International, Inc.	0.818% (3 Mo. LIBOR + .37%	)#	8/8/2022	$36,733	$36,694,493

Financial Services 0.96%
AIG Global Funding†	1.748% (3 Mo. LIBOR + .65%	)#	1/22/2021	32,931	32,926,141
Ally Financial, Inc.	7.50%		9/15/2020	6,874	6,952,295
American Express Co.	0.997% (3 Mo. LIBOR + .62%	)#	5/20/2022	45,206	45,082,235
American Express Co.	1.019% (3 Mo. LIBOR + .65%	)#	2/27/2023	6,050	5,988,422
American Express Co.	1.09% (3 Mo. LIBOR + .33%	)#	10/30/2020	4,702	4,707,995
American Express Co.	1.141% (3 Mo. LIBOR + .60%	)#	11/5/2021	60,390	60,351,800
American Express Credit Corp.	1.791% (3 Mo. LIBOR + 1.05%	)#	9/14/2020	9,379	9,394,609
Capital One Financial Corp.	1.949% (3 Mo. LIBOR + .95%	)#	3/9/2022	16,539	16,435,441
Total					181,838,938

Food 0.30%
Campbell Soup Co.	1.371% (3 Mo. LIBOR + .63%	)#	3/15/2021	8,140	8,125,723
Conagra Brands, Inc.	1.82% (3 Mo. LIBOR + .50%	)#	10/9/2020	10,045	10,036,245
General Mills, Inc.	1.716% (3 Mo. LIBOR + .54%	)#	4/16/2021	2,695	2,698,307
Sysco Corp.	2.60%		10/1/2020	35,045	35,135,083
Total					55,995,358

Health Care Products 0.45%
Zimmer Biomet Holdings, Inc.	1.802% (3 Mo. LIBOR + .75%	)#	3/19/2021	86,778	86,067,398

Household Equipment/Products 0.27%
Reckitt Benckiser Treasury Services plc (United Kingdom)†(a)	1.764% (3 Mo. LIBOR + .56%	)#	6/24/2022	52,227	51,519,780

Insurance 1.58%
Assurant, Inc.	2.482% (3 Mo. LIBOR + 1.25%	)#	3/26/2021	1,657	1,648,458
Jackson National Life Global Funding†	1.248% (3 Mo. LIBOR + .48%	)#	6/11/2021	2,388	2,378,239
Jackson National Life Global Funding†	1.997% (3 Mo. LIBOR + .73%	)#	6/27/2022	14,000	13,835,663
Marsh & McLennan Cos, Inc.	2.575% (3 Mo. LIBOR + 1.20%	)#	12/29/2021	46,701	46,549,352
Metropolitan Life Global Funding I†	0.616% (SOFR + .57%	)#	1/13/2023	26,965	26,362,276
New York Life Global Funding†	1.751% (3 Mo. LIBOR + .44%	)#	7/12/2022	36,787	36,659,188

See Notes to Financial Statements.	363

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Insurance (continued)
New York Life Global Funding†	2.014% (3 Mo. LIBOR + .28%	)#	1/10/2023	$68,682	$67,356,968
Principal Life Global Funding II†	1.773% (3 Mo. LIBOR + .40%	)#	10/6/2021	69,057	67,935,445
Protective Life Global Funding†	1.895% (3 Mo. LIBOR + .52%	)#	6/28/2021	37,017	37,030,267
Total					299,755,856

Leasing 0.21%
Aviation Capital Group LLC†	1.30% (3 Mo. LIBOR + .95%	)#	6/1/2021	9,600	8,834,849
Aviation Capital Group LLC†	1.43% (3 Mo. LIBOR + .67%	)#	7/30/2021	10,065	9,331,676
GATX Corp.	1.261% (3 Mo. LIBOR + .72%	)#	11/5/2021	21,551	21,095,440
Total					39,261,965

Lodging 0.24%
Marriott International, Inc.	0.95% (3 Mo. LIBOR + .60%	)#	12/1/2020	46,980	46,401,475

Machinery: Agricultural 0.82%
BAT Capital Corp.	1.014% (3 Mo. LIBOR + .59%	)#	8/14/2020	74,293	74,278,918
BAT Capital Corp.	1.272% (3 Mo. LIBOR + .88%	)#	8/15/2022	81,609	80,551,142
Total					154,830,060

Machinery: Industrial/Specialty 0.61%
CNH Industrial Capital LLC	4.375%		11/6/2020	27,863	27,961,498
John Deere Capital Corp.	1.263% (3 Mo. LIBOR + .49%	)#	6/13/2022	22,951	22,864,146
John Deere Capital Corp.	1.399% (3 Mo. LIBOR + .40%	)#	6/7/2021	18,421	18,474,724
Otis Worldwide Corp.†	2.088% (3 Mo. LIBOR + .45%	)#	4/5/2023	36,636	36,161,922
Westinghouse Air Brake Technologies Corp.	2.041% (3 Mo. LIBOR + 1.30%	)#	9/15/2021	11,255	10,703,306
Total					116,165,596

Machinery: Oil Well Equipment & Services 0.75%
Caterpillar Financial Services Corp.	0.635% (3 Mo. LIBOR + .20%	)#	11/12/2021	50,440	50,155,420
Caterpillar Financial Services Corp.	0.776% (3 Mo. LIBOR + .39%	)#	5/17/2021	46,220	46,271,766
Caterpillar Financial Services Corp.	1.299% (3 Mo. LIBOR + .30%	)#	3/8/2021	45,874	45,794,590
Total					142,221,776

Manufacturing 0.08%
Textron, Inc.	0.998% (3 Mo. LIBOR + .55%	)#	11/10/2020	15,450	15,352,910

364	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Media 0.59%
Charter Communications Operating LLC/Charter Communications Operating Capital	3.579%		7/23/2020	$27,488	$27,489,726
NBCUniversal Enterprise, Inc.†	1.833% (3 Mo. LIBOR + .40%	)#	4/1/2021	84,826	85,016,942
Total					112,506,668

Natural Gas 0.37%
British Transco International Finance BV (Netherlands)(a)	Zero Coupon		11/4/2021	18,260	17,912,378
Dominion Energy Gas Holdings LLC	1.341% (3 Mo. LIBOR + .60%	)#	6/15/2021	52,836	52,499,995
Total					70,412,373

Oil 0.24%
BP Capital Markets plc (United Kingdom)(a)	0.61% (3 Mo. LIBOR + .25%	)#	11/24/2020	27,845	27,837,737
Phillips 66	0.96% (3 Mo. LIBOR + .60%	)#	2/26/2021	17,524	17,464,638
Total					45,302,375

Oil: Crude Producers 0.09%
MPLX LP	1.899% (3 Mo. LIBOR + .90%	)#	9/9/2021	18,346	17,758,928

Oil: Integrated Domestic 0.04%
Schlumberger Finance Canada Ltd. (Canada)†(a)	2.20%		11/20/2020	7,584	7,576,008

Real Estate Investment Trusts 0.11%
SL Green Operating Partnership LP	1.366% (3 Mo. LIBOR + .98%	)#	8/16/2021	20,653	20,043,353

Retail 0.22%
McDonald’s Corp.	1.317% (3 Mo. LIBOR + .43%	)#	10/28/2021	42,546	42,500,720

Technology 0.12%
TD Ameritrade Holding Corp.	1.117% (3 Mo. LIBOR + .43%	)#	11/1/2021	23,482	23,345,577

Telecommunications 0.49%
AT&T, Inc.	1.10% (3 Mo. LIBOR + .75%	)#	6/1/2021	3,203	3,215,476
AT&T, Inc.	2.169% (3 Mo. LIBOR + .95%	)#	7/15/2021	40,640	40,875,747
AT&T, Inc.	2.305% (3 Mo. LIBOR + .93%	)#	6/30/2020	48,582	48,610,875
Total					92,702,098
Total Corporate Bonds (cost $9,549,047,571)					9,499,337,406

See Notes to Financial Statements.	365

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
U.S. TREASURY OBLIGATIONS 3.81%
U.S. Treasury Bill	Zero Coupon	11/12/2020	$368,774	$368,513,605
U.S. Treasury Note	0.125%	4/30/2022	212,012	211,912,620
U.S. Treasury Note	0.125%	5/31/2022	143,186	143,093,712
Total U.S. Treasury Obligations (cost $723,402,904)				723,519,937
Total Long-Term Investments (cost $13,405,943,690)				13,364,669,190

SHORT-TERM INVESTMENTS 29.88%

COMMERCIAL PAPER 25.25%

Aerospace/Defense 1.95%
Boeing Co.	1.954%	12/2/2020	48,000	47,436,756
Boeing Co.	2.109%	11/10/2020	91,846	90,951,459
Boeing Co.	2.126%	7/8/2020	41,500	41,411,282
Boeing Co.	2.215%	11/18/2020	91,561	90,604,877
British Aerospace PLC	1.945%	9/8/2020	99,709	99,405,303
Total				369,809,677

Automotive 3.02%
American Honda Finance Corp.	1.574%	6/26/2020	25,795	25,767,234
American Honda Finance Corp.	1.828%	6/3/2020	27,854	27,851,215
General Motors Financial Co., Inc	1.927%	6/1/2020	57,926	57,926,000
General Motors Financial Co., Inc	2.486%	6/11/2020	55,445	55,407,266
General Motors Financial Co., Inc	2.639%	6/9/2020	41,796	41,771,851
General Motors Financial Co., Inc	2.994%	6/1/2020	73,140	73,140,000
General Motors Financial Co., Inc	3.304%	6/25/2020	29,798	29,733,438
Hyundai Capital America	1.726%	6/22/2020	46,208	46,162,177
Hyundai Capital America	1.777%	6/17/2020	46,408	46,371,905
Hyundai Capital America	1.981%	6/11/2020	65,016	64,980,783
Hyundai Capital America	2.031%	6/2/2020	58,494	58,490,750
Hyundai Capital America	2.183%	6/1/2020	46,190	46,190,000
Total				573,792,619

Beverages 0.24%
Keurig Dr Pepper, Inc.	0.964%	6/23/2020	46,439	46,412,039

Building Materials 0.37%
Carrier Global Corp.	1.726%	6/8/2020	69,396	69,373,060

366	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Business Services 1.01%
McKesson Corp.	0.355%	6/9/2020	$82,199	$82,192,606
Moody’s Corp.	1.987%	6/8/2020	110,173	110,131,226
Total				192,323,832

Chemicals 2.77%
Albemarle Corp.	1.575%	7/8/2020	46,181	46,107,431
Albemarle Corp.	1.626%	7/1/2020	18,348	18,323,536
Albemarle Corp.	1.626%	7/7/2020	6,038	6,028,339
BASF AKTIENGESELLSCH	1.731%	8/10/2020	46,443	46,340,442
BASF AKTIENGESELLSCH	1.782%	8/4/2020	92,816	92,623,394
BASF AKTIENGESELLSCH	1.813%	7/27/2020	33,054	32,962,477
Dow Chemical Co.	1.271%	8/24/2020	22,514	22,453,062
Dow Chemical Co.	1.322%	8/17/2020	68,459	68,297,437
Ei Dupont	1.585%	12/1/2020	46,442	46,119,267
FMC Corp.	1.675%	6/16/2020	45,485	45,453,729
Nutrien Ltd.	0.66%	6/30/2020	2,250	2,248,822
Sherwin Williams Co.	0.811%	6/11/2020	18,559	18,554,876
Sherwin Williams Co.	0.913%	6/9/2020	18,559	18,555,288
Sherwin Williams Co.	1.371%	6/22/2020	15,793	15,780,563
Sherwin Williams Co.	1.471%	6/2/2020	45,742	45,740,157
Total				525,588,820

Computer Software 0.79%
Fidelity National Information Solutions, Inc.	0.507%	6/12/2020	19,502	19,499,021
Fidelity National Information Solutions, Inc.	1.493%	6/9/2020	37,128	37,115,871
Fidelity National Information Solutions, Inc.	1.575%	6/25/2020	92,821	92,725,085
Total				149,339,977

Containers 0.47%
Bemis Co., Inc.	0.304%	6/10/2020	20,896	20,894,433
Bemis Co., Inc.	0.812%	6/11/2020	46,439	46,428,680
WRKCO, Inc.	0.304%	6/1/2020	17,631	17,631,000
WRKCO, Inc.	0.659%	6/1/2020	4,641	4,641,000
Total				89,595,113

Drugs 1.17%
AstraZeneca plc	2.053%	12/11/2020	30,000	29,804,653
Bayer Corp.	2.451%	8/17/2020	50,000	49,900,555
Bayer Corp.	2.534%	8/17/2020	46,408	46,315,700

See Notes to Financial Statements.	367

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Drugs (continued)
Bayer Corp.	2.534%	8/17/2020	$91,859	$91,676,303
Cigna Corp.	1.017%	9/22/2020	3,892	3,875,885
Total				221,573,096

Electric: Power 2.04%
Black Hills Corp.	0.659%	6/22/2020	13,925	13,919,720
Black Hills Corp.	0.659%	6/24/2020	9,283	9,279,145
Black Hills Corp.	0.71%	6/16/2020	6,729	6,727,037
Black Hills Corp.	0.964%	6/8/2020	9,289	9,287,284
Black Hills Corp.	1.015%	6/3/2020	13,927	13,926,226
CenterPoint Energy, Inc.	0.304%	6/1/2020	36,642	36,642,000
CenterPoint Energy, Inc.	1.726%	6/4/2020	23,104	23,100,727
CenterPoint Energy, Inc.	1.777%	6/2/2020	1,400	1,399,932
Enel Finance America LLC	1.015%	6/29/2020	6,502	6,496,943
Enel Finance America LLC	1.116%	6/19/2020	5,106	5,103,192
Enel Finance America LLC	1.269%	6/22/2020	27,850	27,829,693
Enel Finance America LLC	1.269%	6/25/2020	9,283	9,275,264
Enel Finance America LLC	1.523%	6/10/2020	27,863	27,852,551
Enel Finance America LLC	1.627%	7/13/2020	27,860	27,807,995
Enel Finance America LLC	2.136%	6/25/2020	22,648	22,616,293
Entergy Corp.	1.118%	8/7/2020	70,587	70,454,551
Entergy Corp.	1.424%	6/3/2020	54,500	54,495,761
Oglethorpe Power Corp.	1.269%	6/8/2020	21,006	21,000,894
Total				387,215,208

Electronics 0.21%
Agilent Technologies, Inc.	0.456%	6/2/2020	21,362	21,361,733
Hitachi Capital America Corp.	0.203%	6/1/2020	18,089	18,089,000
Total				39,450,733

Health Care Services 0.61%
Humana Inc.	1.421%	6/5/2020	10,213	10,211,411
Humana Inc.	1.421%	6/10/2020	23,211	23,202,876
Humana Inc.	1.423%	7/14/2020	36,229	36,168,417
Humana Inc.	1.828%	6/4/2020	46,409	46,402,039
Total				115,984,743

368	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Leisure 0.79%
Carnival Corp.	2.152%	9/3/2020	$137,374	$135,066,877
Royal Caribbean Cruises Ltd.	2.65%	11/28/2020	14,994	14,552,354
Total				149,619,231

Lodging 0.60%
Marriott International, Inc.	1.841%	8/26/2020	45,686	45,337,223
Marriott International, Inc.	1.841%	8/28/2020	68,644	68,104,363
Total				113,441,586

Machinery: Agricultural 0.89%
BAT International Finance plc	2.09%	6/12/2020	73,416	73,370,013
BAT International Finance plc	2.45%	6/18/2020	49,750	49,693,617
Bunge Asset Funding Corp.	0.913%	6/8/2020	23,221	23,216,936
Bunge Asset Funding Corp.	0.964%	6/5/2020	23,212	23,209,550
Total				169,490,116

Machinery: Oil Well Equipment & Services 0.19%
Brookfield Renewable	0.761%	6/30/2020	13,932	13,923,583
Brookfield Renewable	0.862%	6/9/2020	22,278	22,273,792
Total				36,197,375

Manufacturing 0.07%
Parker-Hannifin Corp.	1.168%	6/18/2020	13,458	13,450,691

Media 0.83%
Walt Disney Co. (The)	1.067%	7/31/2020	18,576	18,560,656
Walt Disney Co. (The)	1.835%	8/12/2020	138,946	138,778,108
Total				157,338,764

Metals & Minerals: Miscellaneous 1.36%
Glencore Funding LLC	1.492%	6/11/2020	92,868	92,830,079
Glencore Funding LLC	1.492%	6/10/2020	46,443	46,425,932
Glencore Funding LLC	1.493%	6/10/2020	46,425	46,407,939
Glencore Funding LLC	1.595%	7/7/2020	72,380	72,266,364
Total				257,930,314

Natural Gas 0.05%
CenterPoint Energy, Inc.	0.304%	6/1/2020	10,065	10,065,000

Oil 0.71%
BP Capital Markets plc	1.173%	11/27/2020	27,588	27,525,516
BP Capital Markets plc	1.193%	11/27/2020	27,861	27,797,898

See Notes to Financial Statements.	369

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND May 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)
BP Capital Markets plc	1.274%	11/2/2020	$49,691	$49,599,549
BP Capital Markets plc	1.807%	6/18/2020	18,361	18,345,653
BP Capital Markets plc	4.126%	8/14/2020	11,982	11,975,004
Total				135,243,620

Oil: Crude Producers 0.48%
Energy Transfer Partners	1.268%	6/1/2020	92,006	92,006,000

Oil: Integrated Domestic 0.20%
Baker Hughes, Inc.	0.913%	6/29/2020	37,814	37,787,530

Real Estate Investment Trusts 0.73%
Alexandria Real Estate Equities, Inc.	0.355%	6/3/2020	137,913	137,910,319

Retail 2.87%
Dollarama, Inc.	0.507%	6/10/2020	46,900	46,894,138
Dollarama, Inc.	0.507%	6/18/2020	12,383	12,380,076
Dollarama, Inc.	0.68%	6/11/2020	9,288	9,286,271
Dollarama, Inc.	0.863%	7/27/2020	18,559	18,534,461
Dollarama, Inc.	1.015%	6/12/2020	9,985	9,981,949
Dollarama, Inc.	1.015%	6/15/2020	18,577	18,569,776
Dollarama, Inc.	1.118%	8/19/2020	9,283	9,264,076
Dollarama, Inc.	1.118%	8/20/2020	18,575	18,536,671
Walgreens Boots Alliance, Inc.	0.304%	6/1/2020	92,006	92,006,000
Walgreens Boots Alliance, Inc.	0.762%	8/5/2020	50,615	50,510,311
Walgreens Boots Alliance, Inc.	0.863%	6/9/2020	46,422	46,413,231
Walgreens Boots Alliance, Inc.	1.016%	7/7/2020	56,403	56,346,597
Walgreens Boots Alliance, Inc.	1.275%	11/9/2020	46,448	46,142,243
Walgreens Boots Alliance, Inc.	2.01%	6/8/2020	48,000	47,981,613
Walgreens Boots Alliance, Inc.	2.203%	7/21/2020	26,628	26,548,486
Walgreens Boots Alliance, Inc.	2.255%	7/13/2020	18,375	18,327,837
Walgreens Boots Alliance, Inc.	2.256%	7/13/2020	18,145	18,098,428
Total				545,822,164

Telecommunications 0.73%
AT&T, Inc.	1.527%	8/3/2020	139,231	139,042,366

Transportation: Miscellaneous 0.10%
Union Pacific Corp.	0.863%	6/8/2020	18,569	18,565,931
Total Commercial Paper (cost $4,794,860,111)				4,794,369,924

370	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

ULTRA SHORT BOND FUND May 31, 2020

Investments	Principal Amount (000)	Fair Value
REPURCHASE AGREEMENT 4.63%
Repurchase Agreement dated 5/29/2020, 0.00% due 6/1/2020 with Fixed Income Clearing Corp. collateralized by $349,760,000 of U.S. Treasury Note at 1.625% due 12/15/2022 and $501,535,000 of U.S. Treasury Note at 2.125% due 12/31/2022; value: $895,656,979; proceeds: $878,091,525 (cost $878,091,525)	$878,092	$878,091,525
Total Short-Term Investments (cost $5,672,951,636)		5,672,461,449
Total Investments in Securities 100.28% (cost $19,078,895,326)		19,037,130,639
Liabilities in Excess of Cash and Other Assets (0.28%)		(52,695,262)
Net Assets 100.00%		$18,984,435,377

LIBOR	London Interbank Offered Rate.
SOFR	Secured Over Night Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At May 31, 2020, the total value of Rule 144A securities was $3,702,482,258, which represents 19.50% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2020.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of May 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$3,141,811,847	$–	$3,141,811,847
Corporate Bonds	–	9,499,337,406	–	9,499,337,406
U.S. Treasury Obligations	–	723,519,937	–	723,519,937
Short-Term Investments
Commercial Paper	–	4,794,369,924	–	4,794,369,924
Repurchase Agreement	–	878,091,525	–	878,091,525
Total	$–	$19,037,130,639	$–	$19,037,130,639

(1)	Refer to Note 2(t) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

See Notes to Financial Statements.	371

Statements of Assets and Liabilities (unaudited)

May 31, 2020

	Convertible	Core Fixed	Core Plus
	Fund	Income Fund	Bond Fund
ASSETS:
Investments in securities, at cost	$716,062,378	$2,440,188,427	$304,085,547
Investments in securities, at fair value	$824,271,404	$2,469,081,245	$300,213,202
Cash	6,043,750	375,514	5,293
Deposits with brokers for futures collateral	–	2,151,568	573,017
Deposits with brokers for swaps collateral	–	4,666,388	2,267,250
Foreign cash, at value (cost $4,813, $0, $1,630, $0, $1,903,485, $90,744, $113,317 and $13,089, respectively)	4,755	–	1,706
Receivables:
Investment securities sold	–	99,248,897	11,854,114
Interest and dividends	2,536,357	9,127,521	1,746,482
Capital shares sold	7,398,984	9,138,095	1,477,114
Variation margin for futures contracts	19	436,355	94,576
From advisor (See Note 3)	–	19,320	20,846
Variation margin for centrally cleared credit default swap agreements	–	125,584	59,538
Total return swap, at fair value	–	–	–
Unrealized appreciation on forward foreign currency exchange contracts	65,829	–	–
Unrealized appreciation on CPI swaps	–	–	–
Prepaid expenses and other assets	121,298	167,923	141,473
Total assets	840,442,396	2,594,538,410	318,454,611
LIABILITIES:
Payables:
Investment securities purchased	13,627,271	653,676,656	54,282,204
Capital shares reacquired	434,271	1,638,341	591,912
To bank	–	–	–
To broker	–	–	–
Management fee	448,588	361,997	60,970
Variation margin on futures contracts	–	–	–
12b-1 distribution plan	43,519	188,176	27,026
Trustees’ fees	77,836	124,629	2,530
Fund administration	25,634	64,112	8,710
Offering costs	–	–	–
Variation margin for centrally cleared credit default swap agreements	–	–	–
Unrealized depreciation on forward foreign currency exchange contracts	429,887	–	3,942
Unrealized depreciation on CPI swaps	–	–	–
Credit default swap agreements payable, at fair value (including upfront payments of $0, $0, $0, $0, $0, $17,525, $0 and $0, respectively)	–	–	–
Unrealized depreciation on unfunded commitments	–	–	–
Unrealized depreciation on bridge loans	–	–	–
Distributions payable	–	3,584,529	775,646
Accrued expenses	194,154	386,974	77,467
Total liabilities	15,281,160	660,025,414	55,830,407
Commitments and contingent liabilities
NET ASSETS	$825,161,236	$1,934,512,996	$262,624,204

372	See Notes to Financial Statements.

Corporate	Floating Rate	High Yield		Inflation
Bond Fund	Fund	Fund	Income Fund	Focused Fund

$8,562,574	$6,708,591,710	$7,582,585,591	$2,625,049,295	$670,601,921
$8,767,124	$6,254,814,021	$7,510,392,247	$2,612,228,514	$654,213,101
8,191	–	14,381,475	744,363	–
11,589	1,589,500	9,338,164	7,397,427	3,757,554
–	17,677,169	45,435,152	7,762,172	195,608,576

–	1,906,663	106,312	116,810	13,539

–	499,591,847	25,703,197	15,631,242	7,455,554
92,310	40,198,327	113,153,731	27,254,368	4,774,241
9,014	48,092,821	49,141,021	13,216,446	2,363,296
1,166	–	–	–	91,434
21,520	–	–	–	–

–	2,337,861	7,158,323	221,890	–
–	2,400,524	–	–	–

–	841,760	3,927,813	143,966	–
–	–	–	–	18,250,018
110,946	308,442	394,486	161,817	133,374
9,021,860	6,869,758,935	7,779,131,921	2,684,879,015	886,660,687

15,938	486,604,556	207,089,351	31,103,672	35,269,962
2,577	36,885,829	20,453,619	10,264,179	1,463,372
–	13,564,190	–	–	1,563,448
–	499,236	–	–	–
2,966	2,427,744	2,990,030	831,603	169,512
–	1,604,052	719,949	3,015,174	–
1,022	1,811,709	712,044	443,800	125,631
287	907,609	512,610	406,673	94,865
297	212,035	229,038	87,537	22,602
17,198	–	–	–	–

–	–	–	–	6,467,243

–	1,871,713	780,587	105,455	6,510
–	–	–	–	198,076,889

–	–	8,528	–	–
–	867,006	65,702	–	–
–	38,975	22,351	–	–
26,881	23,612,209	30,337,974	8,642,918	2,017,978
49,784	4,042,243	2,130,652	668,901	445,648
116,950	574,949,106	266,052,435	55,569,912	245,723,660

$8,904,910	$6,294,809,829	$7,513,079,486	$2,629,309,103	$640,937,027

See Notes to Financial Statements.	373

Statements of Assets and Liabilities (unaudited)(continued)

May 31, 2020

	Convertible	Core Fixed	Core Plus
	Fund	Income Fund	Bond Fund
COMPOSITION OF NET ASSETS:
Paid-in capital	$667,701,754	$1,873,682,612	$266,650,974
Total distributable earnings (loss)	157,459,482	60,830,384	(4,026,770)
Net Assets	$825,161,236	$1,934,512,996	$262,624,204
Net assets by class:
Class A Shares	$168,555,081	$571,824,949	$44,574,649
Class C Shares	$44,168,174	$57,008,791	$5,142,455
Class F Shares	$297,464,334	$329,683,579	$176,257,424
Class F3 Shares	$9,821,806	$336,267,017	$6,782,483
Class I Shares	$287,363,429	$584,937,277	$28,621,548
Class P Shares	$51,865	$114	–
Class R2 Shares	$35,378	$705,674	$29,307
Class R3 Shares	$14,452,488	$11,592,152	$201,749
Class R4 Shares	$61,124	$9,621,264	$142,045
Class R5 Shares	$868,449	$1,241,023	$30,517
Class R6 Shares	$2,319,108	$31,631,156	$842,027
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	11,341,191	50,098,160	2,940,945
Class C Shares	2,993,523	5,016,777	339,206
Class F Shares	20,011,814	28,889,136	11,638,436
Class F3 Shares	655,820	29,462,638	447,543
Class I Shares	19,208,392	51,265,569	1,888,758
Class P Shares	3,431	9.80	–
Class R2 Shares	2,341	61,809	1,934
Class R3 Shares	977,404	1,015,368	13,314
Class R4 Shares	4,113	843,108	9,376
Class R5 Shares	58,070	108,729	2,013
Class R6 Shares	154,821	2,772,253	55,553
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$14.86	$11.41	$15.16
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$15.20	$11.67	$15.51
Class C Shares-Net asset value	$14.75	$11.36	$15.16
Class F Shares-Net asset value	$14.86	$11.41	$15.14
Class F3 Shares-Net asset value	$14.98	$11.41	$15.15
Class I Shares-Net asset value	$14.96	$11.41	$15.15
Class P Shares-Net asset value	$15.12	$11.63	–
Class R2 Shares-Net asset value	$15.11	$11.42	$15.15
Class R3 Shares-Net asset value	$14.79	$11.42	$15.15
Class R4 Shares-Net asset value	$14.86	$11.41	$15.15
Class R5 Shares-Net asset value	$14.96	$11.41	$15.16
Class R6 Shares-Net asset value	$14.98	$11.41	$15.16

374	See Notes to Financial Statements.

Corporate	Floating Rate	High Yield		Inflation
Bond Fund	Fund	Fund	Income Fund	Focused Fund

$8,833,062	$8,293,402,583	$8,223,105,251	$2,701,088,957	$1,021,658,868
71,848	(1,998,592,754)	(710,025,765)	(71,779,854)	(380,721,841)
$8,904,910	$6,294,809,829	$7,513,079,486	$2,629,309,103	$640,937,027

$1,198,748	$1,753,807,344	$984,459,743	$1,049,964,452	$76,999,515
$647,540	$835,602,786	$318,510,612	$151,328,881	$20,791,464
$3,248,340	$2,536,326,554	$2,001,905,069	$561,138,073	$151,308,166
$1,730,641	$103,554,061	$1,795,770,748	$619,530,149	$7,228,601
$183,816	$889,207,120	$1,351,917,145	$122,098,923	$348,916,783
–	–	$61,454	–	–
$28,255	$1,230,021	$8,897,163	$1,779,929	$124
$55,481	$43,107,936	$107,696,142	$52,268,391	$204,945
$28,555	$3,647,613	$112,931,866	$8,962,429	$2,287,847
$28,775	$6,954,743	$254,792,260	$5,919,087	$215,570
$1,754,759	$121,371,651	$576,137,284	$56,318,789	$32,984,012

118,040	225,304,783	147,131,885	372,035,026	7,508,505
63,797	107,268,397	47,852,969	53,372,559	2,024,428
319,351	326,180,447	299,539,767	198,781,178	14,736,273
170,450	13,282,694	267,101,208	219,550,990	704,971
18,111	114,163,124	201,158,180	43,237,835	34,002,576
–	–	9,056	–	–
2,783	157,867	1,322,020	625,961	12.13
5,465	5,535,535	16,004,450	18,462,169	19,978
2,812	468,630	16,881,501	3,175,052	223,000
2,834	892,250	37,930,968	2,096,342	21,026
172,826	15,575,960	85,692,781	19,961,766	3,215,933

$10.16	$7.78	$6.69	$2.82	$10.25

$10.39	$7.96	$6.84	$2.88	$10.49
$10.15	$7.79	$6.66	$2.84	$10.27
$10.17	$7.78	$6.68	$2.82	$10.27
$10.15	$7.80	$6.72	$2.82	$10.25
$10.15	$7.79	$6.72	$2.82	$10.26
–	–	$6.79	–	–
$10.15	$7.79	$6.73	$2.84	$10.22
$10.15	$7.79	$6.73	$2.83	$10.26
$10.15	$7.78	$6.69	$2.82	$10.26
$10.15	$7.79	$6.72	$2.82	$10.25
$10.15	$7.79	$6.72	$2.82	$10.26

See Notes to Financial Statements.	375

Statements of Assets and Liabilities (unaudited)(continued)

May 31, 2020

	Short Duration	Short Duration
	Core Bond Fund	Income Fund
ASSETS:
Investments in securities, at cost	$59,536,350	$52,866,877,705
Investments in securities, at fair value	$59,380,666	$51,859,394,771
Cash	55,057	5,469,882
Deposits with brokers for futures collateral	5,828	28,350,988
Deposits with brokers for swaps collateral	–	76,967,045
Foreign cash, at value (cost $1,327, $476,926, $36,501 and $0, respectively)	1,384	489,816
Receivables:
Investment securities sold	4,508,193	766,817,208
Capital shares sold	1,267,687	333,257,685
Interest and dividends	281,931	298,843,017
Variation margin for futures contracts	–	–
From advisor (See Note 3)	25,612	–
Variation margin for centrally cleared credit default swap agreements	–	1,218,853
Unrealized appreciation on forward foreign currency exchange contracts	–	–
Prepaid expenses and other assets	113,099	943,224
Total assets	65,639,457	53,371,752,489
LIABILITIES:
Payables:
Investment securities purchased	4,256,545	1,417,651,122
Capital shares reacquired	85,518	117,879,113
Variation margin on futures contracts	585	19,474,648
Management fee	14,968	10,922,384
12b-1 distribution plan	8,323	10,786,518
Directors’ fees	753	3,711,274
Fund administration	1,996	1,727,254
Offering costs	15,676	–
Unrealized depreciation on forward foreign currency exchange contracts	701	230,612
Credit default swap agreements payable, at fair value (including upfront payments of $5,381, $5,763,854, $0 and $0, respectively)	187,497	31,987,722
Distributions payable	139,593	130,130,435
Accrued expenses	53,360	9,057,841
Total liabilities	4,765,515	1,753,558,923
Commitments and contingent liabilities
NET ASSETS	$60,873,942	$51,618,193,566
COMPOSITION OF NET ASSETS:
Paid-in capital	$61,804,950	$56,477,284,040
Total distributable earnings (loss)	(931,008)	(4,859,090,474)
Net Assets	$60,873,942	$51,618,193,566

376	See Notes to Financial Statements.

Total	Ultra Short
Return Fund	Bond Fund

$4,791,390,894	$19,078,895,326
$4,833,921,603	$19,037,130,639
25,975,241	2,564,341
6,459,830	–
17,288,255	–

37,898	–

229,577,135	149,252,687
15,159,215	218,426,792
23,925,451	27,120,198
1,281,449	–
13,619	135
523,678	–
46,397	–
164,580	1,357,656
5,154,374,351	19,435,852,448

1,073,942,311	369,158,749
8,477,760	54,723,992
–	–
956,185	2,660,759
433,153	1,826,426
296,875	474,614
136,681	626,061
–	–
18,626	–

–	–
8,547,386	19,496,864
1,199,251	2,449,606
1,094,008,228	451,417,071

$4,060,366,123	$18,984,435,377

$4,030,480,544	$19,072,963,800
29,885,579	(88,528,423)
$4,060,366,123	$18,984,435,377

See Notes to Financial Statements.	377

Statements of Assets and Liabilities (unaudited)(concluded)

May 31, 2020

	Short Duration	Short Duration
	Core Bond Fund	Income Fund
Net assets by class:
Class A Shares	$16,322,193	$11,150,753,893
Class A1 Shares	–	–
Class C Shares	$2,741,725	$4,713,526,962
Class F Shares	$39,571,581	$21,354,211,790
Class F3 Shares	$12,074	$3,993,483,086
Class I Shares	$1,379,226	$8,970,756,191
Class P Shares	–	–
Class R2 Shares	–	$13,337,914
Class R3 Shares	$91,729	$355,886,019
Class R4 Shares	$12,082	$151,149,646
Class R5 Shares	$12,082	$73,955,898
Class R6 Shares	$731,250	$841,132,167
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	1,674,790	2,720,381,027
Class A1 Shares	–	–
Class C Shares	281,354	1,142,907,242
Class F Shares	4,061,380	5,213,208,272
Class F3 Shares	1,240	973,074,093
Class I Shares	141,482	2,190,501,053
Class P Shares	–	–
Class R2 Shares	–	3,252,750
Class R3 Shares	9,414	86,738,612
Class R4 Shares	1,239	36,808,511
Class R5 Shares	1,239	18,075,391
Class R6 Shares	75,052	205,312,860
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$9.75	$4.10
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)*	$9.97	$4.19
Class A1 Shares-Net asset value	–	–
Class A1 Shares-Maximum offering price (Net asset value plus sales charge of 1.50%)	–	–
Class C Shares-Net asset value	$9.74	$4.12
Class F Shares-Net asset value	$9.74	$4.10
Class F3 Shares-Net asset value	$9.74	$4.10
Class I Shares-Net asset value	$9.75	$4.10
Class P Shares-Net asset value	–	–
Class R2 Shares-Net asset value	–	$4.10
Class R3 Shares-Net asset value	$9.74	$4.10
Class R4 Shares-Net asset value	$9.75	$4.11
Class R5 Shares-Net asset value	$9.75	$4.09
Class R6 Shares-Net asset value	$9.74	$4.10

*	Sales charge not applicable to Ultra Short Bond Fund.

378	See Notes to Financial Statements.

Total	Ultra Short
Return Fund	Bond Fund

$1,304,356,150	$11,214,536,140
–	$6,561,100
$114,789,172	–
$943,950,305	$6,180,366,919
$689,228,980	$310,006,289
$404,320,826	$1,216,542,431
$606,370	–
$3,113,218	–
$87,166,698	–
$64,878,054	–
$107,459,098	$6,227,963
$340,497,252	$50,194,535

123,402,832	1,122,390,818
–	656,430
10,869,828	–
89,311,688	618,440,714
65,180,300	31,021,108
38,181,545	121,775,429
57,100	–
294,605	–
8,249,123	–
6,138,141	–
10,164,214	623,234
32,185,770	5,021,083

$10.57	$9.99

$10.81	–
–	$10.00

–	$10.15
$10.56	–
$10.57	$9.99
$10.57	$9.99
$10.59	$9.99
$10.62	–
$10.57	–
$10.57	–
$10.57	–
$10.57	$9.99
$10.58	$10.00

See Notes to Financial Statements.	379

Statements of Operations (unaudited)

For the Six Months Ended May 31, 2020

	Convertible Fund	Core Fixed Income Fund	Core Plus Bond Fund
Investment income:
Dividends	$1,227,044	$–	$–
Interest and other (net of foreign withholding taxes of $0, $0, $575, $0, $0, $13,523, $0 and $0, respectively)	5,386,819	20,184,113	3,810,098
Total investment income	6,613,863	20,184,113	3,810,098
Expenses:
Management fee	2,365,391	1,911,027	339,633
12b-1 distribution plan-Class A	146,730	524,485	35,035
12b-1 distribution plan-Class C	174,435	193,659	21,409
12b-1 distribution plan-Class F	97,165	127,644	89,072
12b-1 distribution plan-Class P	176	–	–
12b-1 distribution plan-Class R2	158	1,776	87
12b-1 distribution plan-Class R3	28,701	27,888	486
12b-1 distribution plan-Class R4	100	10,631	126
Shareholder servicing	165,412	533,869	110,779
Fund administration	135,165	335,434	48,519
Reports to shareholders	31,623	112,677	11,480
Registration	105,876	149,915	121,902
Professional	34,143	34,375	29,469
Trustees’ fees	8,905	19,235	2,501
Custody	5,336	6,153	5,334
Other	64,444	70,942	10,040
Gross expenses	3,363,760	4,059,710	825,872
Expense reductions (See Note 9)	(3,929)	(10,114)	(2,279)
Fees waived and expenses reimbursed (See Note 3)	–	–	(96,470)
Shareholder servicing reimbursed-Class I (See Note 3)	–	(92,819)	–
Net expenses	3,359,831	3,956,777	727,123
Net investment income	3,254,032	16,227,336	3,082,975
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	50,245,221	38,889,337	529,747
Net realized gain (loss) on futures contracts	–	12,259,021	2,078,672
Net realized gain (loss) on forward foreign currency exchange contracts	741,358	(269,958)	305,450
Net realized gain (loss) on swap contracts	–	1,070,095	(1,510,060)
Net realized gain (loss) on foreign currency related transactions	21,485	152,602	464
Net change in unrealized appreciation/depreciation on investments	45,094,075	(1,991,889)	(5,624,907)
Net change in unrealized appreciation/depreciation on futures contracts	–	602,067	116,462
Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts	(469,438)	(650,402)	(442,086)
Net change in unrealized appreciation/depreciation on swap contracts	–	214,752	647,343

380	See Notes to Financial Statements.

Corporate Bond Fund	Floating Rate Fund	High Yield Fund	Income Fund	Inflation Focused Fund

$–	$1,236,760	$538,412	$–	$–

148,173	238,252,226	207,673,695	55,311,183	14,302,577
148,173	239,488,986	208,212,107	55,311,183	14,302,577

16,615	18,858,887	17,308,011	5,114,280	1,309,332
901	2,134,156	1,089,396	1,052,764	89,232
2,786	4,117,857	1,430,533	647,417	98,722
1,513	1,726,287	1,012,147	287,507	116,684
–	–	130	–	–
84	4,053	30,532	4,425	57
136	120,908	279,340	135,853	295
35	5,746	133,854	11,250	3,361
1,420	3,292,495	3,147,975	983,978	387,992
1,662	1,654,123	1,324,641	538,345	174,578
1,512	593,619	540,347	227,681	53,111
95,549	247,824	220,033	176,939	125,221
30,510	102,025	60,635	52,535	49,574
101	124,781	91,021	34,755	13,964
1,423	36,562	30,625	17,184	19,523
5,057	261,673	289,164	78,511	64,029
159,304	33,280,996	26,988,384	9,363,424	2,505,675
(46)	(81,234)	(47,421)	(19,831)	(7,029)
(134,610)	–	–	–	–
–	–	–	–	–
24,648	33,199,762	26,940,963	9,343,593	2,498,646
123,525	206,289,224	181,271,144	45,967,590	11,803,931

121,462	(751,594,916)	(332,645,165)	(4,915,983)	(2,324,540)
5,213	(11,799,240)	5,112,360	19,922,716	13,310,028

–	3,463,962	(5,620,393)	191,606	57,639
–	(84,946,844)	(45,865,550)	(9,994,423)	(8,071,838)

–	(515,332)	3,566,740	194,781	(15,129)

(174,726)	(222,367,312)	(185,743,531)	(90,502,588)	(24,882,046)

(1,708)	(226,491)	(1,898,907)	814,299	933,090

–	(1,331,980)	5,379,068	(996,543)	(9,961)

–	3,513,454	15,768,616	3,422,233	(61,915,830)

See Notes to Financial Statements.	381

Statements of Operations (unaudited)(continued)

For the Six Months Ended May 31, 2020

	Convertible Fund	Core Fixed Income Fund	Core Plus Bond Fund
Net realized and unrealized gain (loss):
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	$1,536	$(65)	$118
Net change in unrealized appreciation/depreciation on unfunded commitments	–	–	310
Net realized and unrealized gain (loss)	95,634,237	50,275,560	(3,898,487)
Net Increase (Decrease) in Net Assets Resulting From Operations	$98,888,269	$66,502,896	$(815,512)

382	See Notes to Financial Statements.

Corporate Bond Fund	Floating Rate Fund	High Yield Fund	Income Fund	Inflation Focused Fund

$–	$232,818	$(197,995)	$4,029	$528
–	(721,845)	(56,957)	(735)	(1,100)
(49,759)	(1,066,293,726)	(542,201,714)	(81,860,608)	(82,919,159)
$73,766	$(860,004,502)	$(360,930,570)	$(35,893,018)	$(71,115,228)

See Notes to Financial Statements.	383

Statements of Operations (unaudited)(concluded)

For the Six Months Ended May 31, 2020

	Short Duration Core Bond Fund	Short Duration Income Fund
Investment income:
Interest and other	$767,408	$845,956,492
Total investment income	767,408	845,956,492
Expenses:
Management fee	85,806	68,813,222
12b-1 distribution plan-Class A	11,775	11,566,491
12b-1 distribution plan-Class A1	–	–
12b-1 distribution plan-Class C	10,770	20,555,434
12b-1 distribution plan-Class F	20,111	11,267,933
12b-1 distribution plan-Class P	–	–
12b-1 distribution plan-Class R2	73	44,000
12b-1 distribution plan-Class R3	162	907,031
12b-1 distribution plan-Class R4	31	186,915
Shareholder servicing	21,178	18,710,380
Fund administration	11,441	10,890,116
Reports to shareholders	5,228	3,029,431
Registration	100,064	1,264,162
Trustees’ fees	596	711,929
Professional	32,096	276,603
Custody	1,912	133,003
Other	6,068	306,734
Gross expenses	307,311	148,663,384
Expense reductions (See Note 9)	(543)	(484,003)
Fees waived and expenses reimbursed (See Note 3)	(149,594)	–
Shareholder servicing reimbursed-Class I (See Note 3)	–	–
Net expenses	157,174	148,179,381
Net investment income	610,234	697,777,111
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	48,824	(286,774,159)
Net realized gain (loss) on futures contracts	(165,266)	170,475,252
Net realized gain (loss) on forward foreign currency exchange contracts	5,720	2,022,760
Net realized gain (loss) on swap contracts	12,610	(47,969,188)
Net realized gain (loss) on foreign currency related transactions	(810)	(315,083)
Net change in unrealized appreciation/depreciation on investments	(420,415)	(1,317,647,671)
Net change in unrealized appreciation/depreciation on futures contracts	(2,019)	3,600,962
Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts	(740)	(347,772)
Net change in unrealized appreciation/depreciation on swap contracts	(202,563)	(19,468,987)
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated foreign currencies	65	15,635
Net change in unrealized appreciation/depreciation on unfunded commitments	–	2,018,482
Net realized and unrealized gain (loss)	(724,594)	(1,494,389,769)
Net Increase (Decrease) in Net Assets Resulting From Operations	$(114,360)	$(796,612,658)

384	See Notes to Financial Statements.

Total Return Fund	Ultra Short Bond Fund

$61,236,627	$217,316,517
61,236,627	217,316,517

5,728,306	19,483,439
1,292,100	9,209,994
–	7,502
478,618	–
477,038	3,155,275
1,228	–
9,426	–
226,825	–
87,413	–
1,796,034	5,126,466
819,831	4,079,843
321,635	756,461
171,274	1,392,890
52,666	262,654
46,090	135,819
13,916	47,375
117,298	87,534
11,639,698	43,745,252
(29,463)	(195,340)
–	(2,995,655)
(81,721)	–
11,528,514	40,554,257
49,708,113	176,762,260

49,697,914	(52,222,157)
26,063,351	–
8,183,772	–
(5,802,781)	–
240,071	–
(37,753,871)	(77,208,726)
1,943,280	–

(10,975,576)	–
3,809,093	–

2,500	–

–	–
35,407,753	(129,430,883)
$85,115,866	$47,331,377

See Notes to Financial Statements.	385

Statements of Changes in Net Assets

	Convertible Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended May 31, 2020 (unaudited)	For the Year Ended November 30, 2019
Operations:
Net investment income	$3,254,032	$12,746,385
Net realized gain (loss) on investments, futures contracts, forward foreign currency exchange contracts, swaps and foreign currency related transactions	51,008,064	57,873,079
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward foreign currency exchange contracts, swaps, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	44,626,173	40,058,156
Net increase (decrease) in net assets resulting from operations	98,888,269	110,677,620
Distributions to shareholders:
Class A	(11,241,130)	(9,371,011)
Class C	(3,112,734)	(2,485,800)
Class F	(13,742,723)	(12,802,328)
Class F3	(637,868)	(482,582)
Class I	(22,154,243)	(31,944,314)
Class P	(5,450)	(3,996)
Class R2	(4,187)	(4,539)
Class R3	(802,233)	(585,569)
Class R4	(6,513)	(4,651)
Class R5	(67,045)	(15,158)
Class R6	(388,794)	(206,498)
Total distributions to shareholders	(52,162,920)	(57,906,446)
Capital share transactions (Net of share conversions) (See Note 15):
Net proceeds from sales of shares	259,197,129	156,151,752
Reinvestment of distributions	48,094,686	54,218,320
Cost of shares reacquired	(219,319,532)	(435,234,388)
Net increase (decrease) in net assets resulting from capital share transactions	87,972,283	(224,864,316)
Net increase (decrease) in net assets	134,697,632	(172,093,142)
NET ASSETS:
Beginning of period	$690,463,604	$862,556,746
End of period	$825,161,236	$690,463,604

386	See Notes to Financial Statements.

Core Fixed Income Fund		Core Plus Bond Fund
For the Six Months Ended May 31, 2020 (unaudited)	For the Year Ended November 30, 2019	For the Six Months Ended May 31, 2020 (unaudited)	For the Year Ended November 30, 2019

$16,227,336	$30,117,975	$3,082,975	$2,050,080

52,101,097	41,757,436	1,404,273	525,612

(1,825,537)	41,487,571	(5,302,760)	2,470,998

66,502,896	113,362,982	(815,512)	5,046,690

(5,763,573)	(11,693,909)	(743,315)	(415,631)
(370,866)	(857,422)	(87,046)	(37,889)
(2,916,187)	(4,327,241)	(4,010,514)	(1,743,310)
(3,969,054)	(7,657,290)	(67,461)	(382)
(5,619,960)	(7,578,862)	(447,093)	(129,005)
(2)	(3)	–	–
(5,372)	(13,255)	(604)	(823)
(105,486)	(286,489)	(4,119)	(1,223)
(91,643)	(158,495)	(1,899)	(933)
(15,404)	(31,630)	(714)	(1,013)
(511,736)	(1,310,716)	(11,988)	(1,020)
(19,369,283)	(33,915,312)	(5,374,753)	(2,331,229)

706,925,949	629,086,713	160,606,177	207,572,060
19,266,714	33,590,628	5,377,140	2,309,637
(325,082,163)	(328,770,791)	(97,590,366)	(25,088,598)

401,110,500	333,906,550	68,392,951	184,793,099
448,244,113	413,354,220	62,202,686	187,508,560

$1,486,268,883	$1,072,914,663	$200,421,518	$12,912,958
$1,934,512,996	$1,486,268,883	$262,624,204	$200,421,518

See Notes to Financial Statements.	387

Statements of Changes in Net Assets (continued)

	Corporate Bond Fund
INCREASE IN NET ASSETS	For the Six Months Ended May 31, 2020 (unaudited)	For the Year Ended November 30, 2019
Operations:
Net investment income	$123,525	$218,730
Net realized gain (loss) on investments, futures contracts, forward foreign currency exchange contracts, swaps and foreign currency related transactions	126,675	(2,478)
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward foreign currency exchange contracts, swaps, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	(176,434)	653,010
Net increase (decrease) in net assets resulting from operations	73,766	869,262
Distributions to shareholders:
Class A	(16,043)	(21,318)
Class C	(8,887)	(10,073)
Class F	(54,854)	(90,520)
Class F3	(32,183)	(67,533)
Class I	(3,300)	(6,511)
Class P	–	–
Class R2	(436)	(932)
Class R3	(877)	(1,837)
Class R4	(490)	(1,032)
Class R5	(529)	(1,105)
Class R6	(32,428)	(67,533)
Total distributions to shareholders	(150,027)	(268,394)
Capital share transactions (See Note 15):
Net proceeds from sales of shares	1,979,964	2,018,353
Reinvestment of distributions	132,044	267,482
Cost of shares reacquired	(1,006,391)	(218,963)
Net increase (decrease) in net assets resulting from capital share transactions	1,105,617	2,066,872
Net increase (decrease) in net assets	1,029,356	2,667,740
NET ASSETS:
Beginning of period	$7,875,554	$5,207,814
End of period	$8,904,910	$7,875,554

388	See Notes to Financial Statements.

Floating Rate Fund		High Yield Fund
For the Six Months Ended May 31, 2020 (unaudited)	For the Year Ended November 30, 2019	For the Six Months Ended May 31, 2020 (unaudited)	For the Year Ended November 30, 2019

$206,289,224	$641,070,118	$181,271,144	$372,225,633

(845,392,370)	(370,031,862)	(375,452,008)	(163,555,389)

(220,901,356)	42,732,218	(166,749,706)	399,110,540

(860,004,502)	313,770,474	(360,930,570)	607,780,784

(53,652,473)	(161,150,166)	(31,209,478)	(66,093,458)
(22,024,540)	(69,856,818)	(8,829,676)	(19,749,053)
(88,147,372)	(286,378,688)	(59,007,061)	(119,680,368)
(3,367,132)	(11,512,512)	(19,999,718)	(31,111,656)
(35,860,063)	(106,129,358)	(42,574,467)	(89,496,359)
–	–	(1,613)	(6,664)
(31,371)	(82,687)	(272,535)	(680,771)
(1,147,931)	(2,835,779)	(3,056,594)	(6,014,467)
(114,430)	(687,668)	(3,068,721)	(5,741,538)
(214,000)	(922,146)	(7,886,981)	(16,166,403)
(3,220,798)	(5,537,812)	(17,319,708)	(32,664,889)
(207,780,110)	(645,093,634)	(193,226,552)	(387,405,626)

2,073,778,300	3,570,661,363	2,985,080,005	2,821,984,363
170,799,046	529,246,438	179,376,353	357,413,419
(4,291,756,547)	(9,289,849,382)	(2,152,422,349)	(2,814,889,794)

(2,047,179,201)	(5,189,941,581)	1,012,034,009	364,507,988
(3,114,963,813)	(5,521,264,741)	457,876,887	584,883,146

$9,409,773,642	$14,931,038,383	$7,055,202,599	$6,470,319,453
$6,294,809,829	$9,409,773,642	$7,513,079,486	$7,055,202,599

See Notes to Financial Statements.	389

Statements of Changes in Net Assets (continued)

	Income Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended May 31, 2020 (unaudited)	For the Year Ended November 30, 2019
Operations:
Net investment income	$45,967,590	$83,666,471
Net realized gain (loss) on investments, futures contracts, forward foreign currency exchange contracts, swaps and foreign currency related transactions	5,398,697	27,913,412
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward foreign currency exchange contracts, swaps, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	(87,259,305)	168,412,927
Net increase (decrease) in net assets resulting from operations	(35,893,018)	279,992,810
Distributions to shareholders:
Class A	(20,360,312)	(36,797,636)
Class C	(2,542,481)	(5,650,769)
Class F	(11,353,726)	(20,314,667)
Class F3	(12,626,414)	(20,065,736)
Class I	(3,460,475)	(6,977,787)
Class R2	(26,011)	(52,202)
Class R3	(969,200)	(1,919,349)
Class R4	(171,747)	(283,781)
Class R5	(124,192)	(212,668)
Class R6	(1,151,038)	(1,849,550)
Total distributions to shareholders	(52,785,596)	(94,124,145)
Capital share transactions (Net of share conversions) (See Note 15):
Net proceeds from sales of shares	511,880,288	939,236,411
Reinvestment of distributions	48,207,705	85,523,334
Cost of shares reacquired	(545,870,095)	(600,189,975)
Net increase (decrease) in net assets resulting from capital share transactions	14,217,898	424,569,770
Net increase (decrease) in net assets	(74,460,716)	610,438,435
NET ASSETS:
Beginning of period	$2,703,769,819	$2,093,331,384
End of period	$2,629,309,103	$2,703,769,819

390	See Notes to Financial Statements.

Inflation Focused Fund		Short Duration Core Bond Fund
For the Six Months Ended May 31, 2020 (unaudited)	For the Year Ended November 30, 2019	For the Six Months Ended May 31, 2020 (unaudited)	For the Year Ended November 30, 2019

$11,803,931	$37,707,804	$610,234	$570,823

2,956,160	3,034,580	(98,922)	26,151

(85,875,319)	(26,441,307)	(625,672)	353,314

(71,115,228)	14,301,077	(114,360)	950,288

(1,668,162)	(5,285,461)	(170,461)	(200,838)
(379,193)	(1,298,256)	(26,142)	(44,208)
(4,458,316)	(14,368,742)	(581,924)	(330,986)
(179,062)	(772,004)	(4,909)	(51,583)
(9,414,396)	(26,185,147)	(24,541)	(10,034)
(300)	(4,322)	(298)	(682)
(2,052)	(3,739)	(868)	(1,775)
(49,570)	(99,905)	(357)	(778)
(6,126)	(11,141)	(391)	(847)
(690,162)	(2,149,253)	(14,256)	(61,079)
(16,847,339)	(50,177,970)	(824,147)	(702,810)

165,553,285	417,555,081	65,885,763	38,685,094
15,047,024	42,657,456	781,988	668,641
(555,791,606)	(770,779,338)	(49,681,756)	(7,352,233)

(375,191,297)	(310,566,801)	16,985,995	32,001,502
(463,153,864)	(346,443,694)	16,047,488	32,248,980

$1,104,090,891	$1,450,534,585	$44,826,454	$12,577,474
$640,937,027	$1,104,090,891	$60,873,942	$44,826,454

See Notes to Financial Statements.	391

Statements of Changes in Net Assets (concluded)

	Short Duration Income Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended May 31, 2020 (unaudited)	For the Year Ended November 30, 2019
Operations:
Net investment income	$697,777,111	$1,429,407,247
Net realized gain (loss) on investments, futures contracts, forward foreign currency exchange contracts, swaps and foreign currency related transactions	(162,560,418)	76,019,245
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward foreign currency exchange contracts, swaps, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	(1,331,829,351)	1,008,288,999
Net increase (decrease) in net assets resulting from operations	(796,612,658)	2,513,715,491
Distributions to shareholders:
Class A	(184,792,370)	(355,634,926)
Class A1	–	–
Class C	(62,198,200)	(147,892,825)
Class F	(370,714,749)	(732,369,032)
Class F3	(70,939,074)	(153,416,971)
Class I	(168,125,262)	(339,966,468)
Class P	–	–
Class R2	(205,000)	(635,981)
Class R3	(5,274,146)	(11,498,655)
Class R4	(2,362,223)	(4,599,910)
Class R5	(1,276,885)	(2,399,799)
Class R6	(14,905,257)	(28,485,527)
Total distributions to shareholders	(880,793,166)	(1,776,900,094)
Capital share transactions (See Note 15):
Net proceeds from sales of shares	13,645,684,184	28,819,433,977
Reinvestment of distributions	755,722,674	1,523,647,699
Cost of shares reacquired	(16,672,009,740)	(17,060,665,166)
Net increase (decrease) in net assets resulting from capital share transactions	(2,270,602,882)	13,282,416,510
Net increase (decrease) in net assets	(3,948,008,706)	14,019,231,907
NET ASSETS:
Beginning of period	$55,566,202,272	$41,546,970,365
End of period	$51,618,193,566	$55,566,202,272

392	See Notes to Financial Statements.

Total Return Fund		Ultra Short Bond Fund
For the Six Months Ended May 31, 2020 (unaudited)	For the Year Ended November 30, 2019	For the Six Months Ended May 31, 2020 (unaudited)	For the Year Ended November 30, 2019

$49,708,113	$107,082,080	$176,762,260	$415,126,110

78,382,327	101,908,773	(52,222,157)	5,710,197

(42,974,574)	141,080,690	(77,208,726)	47,636,182

85,115,866	350,071,543	47,331,377	468,472,489

(17,319,539)	(36,252,910)	(104,856,987)	(214,086,151)
–	–	(46,853)	(2,348)
(1,200,668)	(2,898,671)	–	–
(13,229,231)	(28,340,648)	(55,303,390)	(155,362,125)
(10,158,420)	(20,118,504)	(2,634,879)	(7,088,120)
(5,962,692)	(13,107,788)	(13,939,546)	(38,280,816)
(6,675)	(16,381)	–	–
(35,608)	(118,121)	–	–
(1,078,768)	(2,751,323)	–	–
(921,938)	(1,924,268)	–	–
(1,689,096)	(3,614,427)	(17,152)	(47,969)
(5,424,505)	(9,605,134)	(354,094)	(218,680)
(57,027,140)	(118,748,175)	(177,152,901)	(415,086,209)

655,728,842	1,396,158,215	12,204,500,184	22,914,822,713
52,420,328	107,792,937	168,556,403	394,939,651
(757,439,724)	(1,240,621,889)	(13,838,648,313)	(15,647,192,291)

(49,290,554)	263,329,263	(1,465,591,726)	7,662,570,073
(21,201,828)	494,652,631	(1,595,413,250)	7,715,956,353

$4,081,567,951	$3,586,915,320	$20,579,848,627	$12,863,892,274
$4,060,366,123	$4,081,567,951	$18,984,435,377	$20,579,848,627

See Notes to Financial Statements.	393

Financial Highlights (unaudited)

CONVERTIBLE FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
5/31/2020(c)	$14.15	$0.05	$1.77	$1.82	$(0.15)	$(0.96)	$(1.11)
11/30/2019	13.16	0.21	1.70	1.91	(0.53)	(0.39)	(0.92)
11/30/2018	13.31	0.16	(0.03)	0.13	(0.28)	–	(0.28)
11/30/2017	11.65	0.20	1.83	2.03	(0.37)	–	(0.37)
11/30/2016	11.13	0.26	0.67	0.93	(0.41)	–	(0.41)
11/30/2015	13.59	0.17	(0.99)	(0.82)	(0.32)	(1.32)	(1.64)
Class C
5/31/2020(c)	14.05	0.01	1.75	1.76	(0.10)	(0.96)	(1.06)
11/30/2019	13.08	0.12	1.69	1.81	(0.45)	(0.39)	(0.84)
11/30/2018	13.23	0.07	(0.03)	0.04	(0.19)	–	(0.19)
11/30/2017	11.57	0.13	1.83	1.96	(0.30)	–	(0.30)
11/30/2016	11.07	0.19	0.65	0.84	(0.34)	–	(0.34)
11/30/2015	13.52	0.10	(0.99)	(0.89)	(0.24)	(1.32)	(1.56)
Class F
5/31/2020(c)	14.15	0.06	1.76	1.82	(0.15)	(0.96)	(1.11)
11/30/2019	13.17	0.22	1.69	1.91	(0.54)	(0.39)	(0.93)
11/30/2018	13.32	0.18	(0.04)	0.14	(0.29)	–	(0.29)
11/30/2017	11.65	0.22	1.84	2.06	(0.39)	–	(0.39)
11/30/2016	11.13	0.27	0.67	0.94	(0.42)	–	(0.42)
11/30/2015	13.60	0.19	(1.00)	(0.81)	(0.34)	(1.32)	(1.66)
Class F3
5/31/2020(c)	14.24	0.07	1.79	1.86	(0.16)	(0.96)	(1.12)
11/30/2019	13.25	0.24	1.70	1.94	(0.56)	(0.39)	(0.95)
11/30/2018	13.39	0.20	(0.04)	0.16	(0.30)	–	(0.30)
4/4/2017 to 11/30/2017(f)	17.35	0.16	(4.01)	(3.85)	(0.11)	–	(0.11)
Class I
5/31/2020(c)	14.23	0.06	1.79	1.85	(0.16)	(0.96)	(1.12)
11/30/2019	13.24	0.24	1.70	1.94	(0.56)	(0.39)	(0.95)
11/30/2018	13.39	0.19	(0.04)	0.15	(0.30)	–	(0.30)
11/30/2017	11.71	0.23	1.85	2.08	(0.40)	–	(0.40)
11/30/2016	11.19	0.29	0.66	0.95	(0.43)	–	(0.43)
11/30/2015	13.65	0.20	(0.99)	(0.79)	(0.35)	(1.32)	(1.67)
Class P
5/31/2020(c)	14.37	0.04	1.80	1.84	(0.13)	(0.96)	(1.09)
11/30/2019	13.36	0.18	1.72	1.90	(0.50)	(0.39)	(0.89)
11/30/2018	13.51	0.13	(0.04)	0.09	(0.24)	–	(0.24)
11/30/2017	11.81	0.18	1.86	2.04	(0.34)	–	(0.34)
11/30/2016	11.28	0.27	0.66	0.93	(0.40)	–	(0.40)
11/30/2015	13.75	0.16	(1.00)	(0.84)	(0.31)	(1.32)	(1.63)

394	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$14.86	13.76	(d)	1.07	(e)	1.07	(e)	0.90	(e)	$168,555	86	(d)
14.15	15.80		1.06		1.06		1.59		143,294	161
13.16	0.94		1.04		1.04		1.21		133,181	213
13.31	17.86		1.03		1.04		1.63		116,819	224
11.65	8.63		1.06		1.14		2.45		75,091	241
11.13	(6.71)		1.06		1.11		1.44		104,761	223

14.75	13.40	(d)	1.73	(e)	1.73	(e)	0.24	(e)	44,168	86	(d)
14.05	15.00		1.70		1.70		0.94		41,278	161
13.08	0.27		1.69		1.69		0.56		38,615	213
13.23	17.25		1.65		1.66		1.06		42,574	224
11.57	7.88		1.69		1.77		1.82		36,351	241
11.07	(7.36)		1.71		1.76		0.80		51,655	223

14.86	13.82	(d)	0.97	(e)	0.97	(e)	1.03	(e)	297,464	86	(d)
14.15	15.92		0.96		0.96		1.69		173,878	161
13.17	0.95		0.94		0.94		1.32		201,325	213
13.32	18.06		0.93		0.93		1.71		148,917	224
11.65	8.74		0.96		1.04		2.50		80,847	241
11.13	(6.67)		0.96		1.02		1.55		96,774	223

14.98	14.01	(d)	0.83	(e)	0.83	(e)	1.14	(e)	9,822	86	(d)
14.24	16.02		0.83		0.83		1.81		8,030	161
13.25	1.12		0.81		0.81		1.47		6,635	213
13.39	10.06	(d)	0.81	(e)	0.82	(e)	1.84	(e)	3,884	224

14.96	13.94	(d)	0.87	(e)	0.87	(e)	1.09	(e)	287,363	86	(d)
14.23	15.94		0.86		0.86		1.82		307,308	161
13.24	1.12		0.84		0.84		1.40		469,350	213
13.39	18.16		0.83		0.84		1.84		553,681	224
11.71	8.91		0.86		0.94		2.66		373,793	241
11.19	(6.57)		0.86		0.92		1.66		448,316	223

15.12	13.71	(d)	1.33	(e)	1.33	(e)	0.61	(e)	52	86	(d)
14.37	15.43		1.31		1.31		1.33		70	161
13.36	0.68		1.29		1.29		0.96		59	213
13.51	17.66		1.27		1.28		1.43		56	224
11.81	8.48		1.18		1.25		2.44		32	241
11.28	(6.81)		1.17		1.22		1.35		46	223

See Notes to Financial Statements.	395

Financial Highlights (unaudited)(continued)

CONVERTIBLE FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
5/31/2020(c)	$14.37	$0.03	$1.79	$1.82	$(0.12)	$(0.96)	$(1.08)
11/30/2019	13.35	0.17	1.71	1.88	(0.47)	(0.39)	(0.86)
11/30/2018	13.49	0.11	(0.03)	0.08	(0.22)	–	(0.22)
11/30/2017	11.79	0.17	1.85	2.02	(0.32)	–	(0.32)
11/30/2016	11.26	0.22	0.66	0.88	(0.35)	–	(0.35)
11/30/2015	13.73	0.12	(1.00)	(0.88)	(0.27)	(1.32)	(1.59)
Class R3
5/31/2020(c)	14.08	0.04	1.76	1.80	(0.13)	(0.96)	(1.09)
11/30/2019	13.11	0.17	1.68	1.85	(0.49)	(0.39)	(0.88)
11/30/2018	13.26	0.13	(0.04)	0.09	(0.24)	–	(0.24)
11/30/2017	11.60	0.17	1.83	2.00	(0.34)	–	(0.34)
11/30/2016	11.09	0.23	0.66	0.89	(0.38)	–	(0.38)
11/30/2015	13.55	0.14	(0.99)	(0.85)	(0.29)	(1.32)	(1.61)
Class R4
5/31/2020(c)	14.14	0.05	1.77	1.82	(0.14)	(0.96)	(1.10)
11/30/2019	13.16	0.20	1.70	1.90	(0.53)	(0.39)	(0.92)
11/30/2018	13.31	0.16	(0.04)	0.12	(0.27)	–	(0.27)
11/30/2017	11.64	0.20	1.84	2.04	(0.37)	–	(0.37)
11/30/2016	11.14	0.25	0.66	0.91	(0.41)	–	(0.41)
6/30/2015 to 11/30/2015(g)	12.11	0.08	(1.00)	(0.92)	(0.05)	–	(0.05)
Class R5
5/31/2020(c)	14.23	0.06	1.79	1.85	(0.16)	(0.96)	(1.12)
11/30/2019	13.24	0.23	1.71	1.94	(0.56)	(0.39)	(0.95)
11/30/2018	13.38	0.19	(0.03)	0.16	(0.30)	–	(0.30)
11/30/2017	11.70	0.21	1.87	2.08	(0.40)	–	(0.40)
11/30/2016	11.19	0.29	0.65	0.94	(0.43)	–	(0.43)
6/30/2015 to 11/30/2015(g)	12.16	0.09	(1.00)	(0.91)	(0.06)	–	(0.06)
Class R6
5/31/2020(c)	14.25	0.07	1.78	1.85	(0.16)	(0.96)	(1.12)
11/30/2019	13.25	0.24	1.71	1.95	(0.56)	(0.39)	(0.95)
11/30/2018	13.39	0.19	(0.03)	0.16	(0.30)	–	(0.30)
11/30/2017	11.71	0.23	1.85	2.08	(0.40)	–	(0.40)
11/30/2016	11.19	0.33	0.62	0.95	(0.43)	–	(0.43)
6/30/2015 to 11/30/2015(g)	12.16	0.09	(1.00)	(0.91)	(0.06)	–	(0.06)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on April 4, 2017.
(g)	Commenced on June 30, 2015.

396	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$15.11	13.52	(d)	1.49	(e)	1.49	(e)	0.45	(e)	$35	86	(d)
14.37	15.27		1.45		1.45		1.23		56	161
13.35	0.57		1.44		1.44		0.79		70	213
13.49	17.49		1.43		1.44		1.32		119	224
11.79	8.07		1.47		1.54		2.03		125	241
11.26	(7.10)		1.46		1.52		1.02		252	223

14.79	13.67	(d)	1.37	(e)	1.37	(e)	0.61	(e)	14,452	86	(d)
14.08	15.37		1.36		1.36		1.28		10,420	161
13.11	0.65		1.34		1.34		0.94		8,548	213
13.26	17.61		1.32		1.32		1.34		5,577	224
11.60	8.26		1.35		1.43		2.15		2,939	241
11.09	(7.00)		1.35		1.41		1.17		3,074	223

14.86	13.79	(d)	1.12	(e)	1.12	(e)	0.83	(e)	61	86	(d)
14.14	15.68		1.11		1.11		1.53		88	161
13.16	0.88		1.09		1.09		1.17		64	213
13.31	17.90		1.08		1.08		1.61		59	224
11.64	8.53		1.09		1.16		2.21		47	241
11.14	(7.56	)(d)	1.10	(e)	1.18	(e)	1.65	(e)	9	223

14.96	13.95	(d)	0.87	(e)	0.87	(e)	1.09	(e)	868	86	(d)
14.23	16.03		0.86		0.87		1.70		843	161
13.24	1.10		0.83		0.83		1.43		150	213
13.38	18.18		0.83		0.83		1.63		139	224
11.70	8.82		0.87		0.92		2.67		10	241
11.19	(7.47	)(d)	0.86	(e)	0.93	(e)	1.89	(e)	9	223

14.98	13.93	(d)	0.83	(e)	0.83	(e)	1.11	(e)	2,319	86	(d)
14.25	16.01		0.83		0.83		1.77		5,198	161
13.25	1.20		0.81		0.81		1.39		4,558	213
13.39	18.16		0.81		0.81		1.77		2,573	224
11.71	8.92		0.83		0.85		2.96		115	241
11.19	(7.47	)(d)	0.81	(e)	0.84	(e)	1.94	(e)	9	223

See Notes to Financial Statements.	397

Financial Highlights (unaudited)(continued)

CORE FIXED INCOME FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
5/31/2020(c)	$11.10	$0.09	$0.34	$0.43	$(0.12)	$–	$(0.12)
11/30/2019	10.38	0.25	0.76	1.01	(0.29)	–	(0.29)
11/30/2018	10.87	0.25	(0.43)	(0.18)	(0.31)	–	(0.31)
11/30/2017	10.80	0.18	0.14	0.32	(0.25)	–	(0.25)
11/30/2016	10.86	0.18	0.04	0.22	(0.26)	(0.02)	(0.28)
11/30/2015	11.11	0.18	(0.16)	0.02	(0.27)	–	(0.27)
Class C
5/31/2020(c)	11.05	0.06	0.34	0.40	(0.09)	–	(0.09)
11/30/2019	10.34	0.18	0.75	0.93	(0.22)	–	(0.22)
11/30/2018	10.82	0.18	(0.41)	(0.23)	(0.25)	–	(0.25)
11/30/2017	10.75	0.12	0.13	0.25	(0.18)	–	(0.18)
11/30/2016	10.81	0.11	0.04	0.15	(0.19)	(0.02)	(0.21)
11/30/2015	11.06	0.11	(0.16)	(0.05)	(0.20)	–	(0.20)
Class F
5/31/2020(c)	11.10	0.10	0.34	0.44	(0.13)	–	(0.13)
11/30/2019	10.38	0.26	0.76	1.02	(0.30)	–	(0.30)
11/30/2018	10.87	0.26	(0.43)	(0.17)	(0.32)	–	(0.32)
11/30/2017	10.80	0.19	0.14	0.33	(0.26)	–	(0.26)
11/30/2016	10.86	0.19	0.04	0.23	(0.27)	(0.02)	(0.29)
11/30/2015	11.11	0.19	(0.16)	0.03	(0.28)	–	(0.28)
Class F3
5/31/2020(c)	11.10	0.11	0.34	0.45	(0.14)	–	(0.14)
11/30/2019	10.38	0.28	0.76	1.04	(0.32)	–	(0.32)
11/30/2018	10.87	0.28	(0.43)	(0.15)	(0.34)	–	(0.34)
4/4/2017 to 11/30/2017(f)	10.84	0.15	0.06	0.21	(0.18)	–	(0.18)
Class I
5/31/2020(c)	11.10	0.10	0.35	0.45	(0.14)	–	(0.14)
11/30/2019	10.38	0.27	0.76	1.03	(0.31)	–	(0.31)
11/30/2018	10.86	0.28	(0.42)	(0.14)	(0.34)	–	(0.34)
11/30/2017	10.80	0.21	0.12	0.33	(0.27)	–	(0.27)
11/30/2016	10.86	0.21	0.03	0.24	(0.28)	(0.02)	(0.30)
11/30/2015	11.11	0.20	(0.16)	0.04	(0.29)	–	(0.29)
Class P
5/31/2020(c)	11.29	0.18	0.32	0.50	(0.16)	–	(0.16)
11/30/2019	10.52	0.32	0.78	1.10	(0.33)	–	(0.33)
11/30/2018	11.00	0.33	(0.46)	(0.13)	(0.35)	–	(0.35)
11/30/2017	10.84	0.16	0.30	0.46	(0.30)	–	(0.30)
11/30/2016	10.90	0.16	0.03	0.19	(0.23)	(0.02)	(0.25)
11/30/2015	11.15	0.16	(0.16)	–	(0.25)	–	(0.25)

398	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)		Portfolio turnover rate (%)

$11.41	3.92 (d)	0.60	(e)	0.60	(e)	1.84	(e)	$571,825		332	(d)
11.10	9.79	0.64		0.64		2.30		492,702		836
10.38	(1.64)	0.62		0.69		2.36		405,998		615
10.87	2.96	0.66		0.86		1.70		460,291		466
10.80	2.00	0.66		0.86		1.65		478,353		556
10.86	0.18	0.66		0.86		1.62		434,185		494

11.36	3.61 (d)	1.23	(e)	1.23	(e)	1.21	(e)	57,009		332	(d)
11.05	9.05	1.25		1.25		1.70		42,376		836
10.34	(2.18)	1.25		1.32		1.72		41,820		615
10.82	2.33	1.28		1.48		1.07		66,387		466
10.75	1.36	1.28		1.48		1.03		86,326		556
10.81	(0.45)	1.28		1.48		0.99		80,477		494

11.41	3.96 (d)	0.49	(e)	0.49	(e)	1.91	(e)	329,684		332	(d)
11.10	9.89	0.54		0.54		2.37		214,720		836
10.38	(1.54)	0.52		0.60		2.43		128,716		615
10.87	3.07	0.55		0.75		1.78		196,037		466
10.80	2.09	0.55		0.75		1.76		381,062		556
10.86	0.28	0.56		0.76		1.71		397,366		494

11.41	4.06 (d)	0.33	(e)	0.33	(e)	2.11	(e)	336,267		332	(d)
11.10	10.09	0.35		0.35		2.58		307,972		836
10.38	(1.38)	0.34		0.41		2.63		237,638		615
10.87	1.99 (d)	0.35	(e)	0.55	(e)	2.14	(e)	300,983		466

11.41	4.03 (d)	0.35	(e)	0.39	(e)	2.05	(e)	584,937		332	(d)
11.10	10.04	0.40		0.44		2.50		364,812		836
10.38	(1.33)	0.39		0.48		2.60		194,836		615
10.86	3.07	0.46		0.66		1.90		190,063		466
10.80	2.20	0.46		0.66		1.88		152,207		556
10.86	0.38	0.46		0.66		1.81		356,372		494

11.63	4.44 (d)	–	(e)	–	(e)	3.64	(e)	–	(g)	332	(d)
11.29	10.57	–		–		2.99		–	(g)	836
10.52	(0.68)	–		–		3.23		–	(g)	615
11.00	3.76	0.86		1.05		1.46		–	(g)	466
10.84	1.79	0.88		1.08		1.45		12		556
10.90	(0.01)	0.87		1.06		1.42		12		494

See Notes to Financial Statements.	399

Financial Highlights (unaudited)(continued)

CORE FIXED INCOME FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
5/31/2020(c)	$11.10	$0.07	$ 0.35	$ 0.42	$(0.10)	$–	$(0.10)
11/30/2019	10.38	0.21	0.75	0.96	(0.24)	–	(0.24)
11/30/2018	10.87	0.21	(0.43)	(0.22)	(0.27)	–	(0.27)
11/30/2017	10.80	0.14	0.13	0.27	(0.20)	–	(0.20)
11/30/2016	10.86	0.13	0.04	0.17	(0.21)	(0.02)	(0.23)
11/30/2015	11.12	0.13	(0.16)	(0.03)	(0.23)	–	(0.23)
Class R3
5/31/2020(c)	11.10	0.08	0.35	0.43	(0.11)	–	(0.11)
11/30/2019	10.38	0.22	0.75	0.97	(0.25)	–	(0.25)
11/30/2018	10.87	0.22	(0.43)	(0.21)	(0.28)	–	(0.28)
11/30/2017	10.80	0.15	0.14	0.29	(0.22)	–	(0.22)
11/30/2016	10.86	0.15	0.03	0.18	(0.22)	(0.02)	(0.24)
11/30/2015	11.11	0.15	(0.16)	(0.01)	(0.24)	–	(0.24)
Class R4
5/31/2020(c)	11.10	0.09	0.34	0.43	(0.12)	–	(0.12)
11/30/2019	10.38	0.24	0.76	1.00	(0.28)	–	(0.28)
11/30/2018	10.87	0.25	(0.43)	(0.18)	(0.31)	–	(0.31)
11/30/2017	10.80	0.18	0.13	0.31	(0.24)	–	(0.24)
11/30/2016	10.86	0.17	0.04	0.21	(0.25)	(0.02)	(0.27)
6/30/2015 to 11/30/2015(h)	10.93	0.08	(0.04)	0.04	(0.11)	–	(0.11)
Class R5
5/31/2020(c)	11.10	0.10	0.34	0.44	(0.13)	–	(0.13)
11/30/2019	10.38	0.27	0.76	1.03	(0.31)	–	(0.31)
11/30/2018	10.87	0.27	(0.43)	(0.16)	(0.33)	–	(0.33)
11/30/2017	10.80	0.21	0.13	0.34	(0.27)	–	(0.27)
11/30/2016	10.86	0.20	0.04	0.24	(0.28)	(0.02)	(0.30)
6/30/2015 to 11/30/2015(h)	10.93	0.09	(0.04)	0.05	(0.12)	–	(0.12)
Class R6
5/31/2020(c)	11.10	0.11	0.34	0.45	(0.14)	–	(0.14)
11/30/2019	10.38	0.28	0.76	1.04	(0.32)	–	(0.32)
11/30/2018	10.86	0.28	(0.42)	(0.14)	(0.34)	–	(0.34)
11/30/2017	10.80	0.22	0.12	0.34	(0.28)	–	(0.28)
11/30/2016	10.85	0.22	0.04	0.26	(0.29)	(0.02)	(0.31)
6/30/2015 to 11/30/2015(h)	10.93	0.09	(0.04)	0.05	(0.13)	–	(0.13)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on April 4, 2017.
(g)	Amount is less than $1,000.
(h)	Commenced on June 30, 2015.

400	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$11.42	3.80	(d)	1.00	(e)	1.00	(e)	1.44	(e)	$706	332	(d)
11.10	9.35		1.04		1.04		1.93		532	836
10.38	(2.03)		1.02		1.10		1.95		632	615
10.87	2.56		1.06		1.26		1.28		951	466
10.80	1.59		1.05		1.25		1.22		655	556
10.86	(0.31)		1.05		1.25		1.19		258	494

11.42	3.86	(d)	0.90	(e)	0.90	(e)	1.54	(e)	11,592	332	(d)
11.10	9.46		0.94		0.94		2.02		11,736	836
10.38	(1.94)		0.92		0.99		2.05		11,965	615
10.87	2.67		0.94		1.15		1.38		15,555	466
10.80	1.70		0.95		1.15		1.36		21,240	556
10.86	(0.12)		0.95		1.15		1.33		28,112	494

11.41	3.89	(d)	0.65	(e)	0.65	(e)	1.79	(e)	9,621	332	(d)
11.10	9.73		0.69		0.69		2.25		7,553	836
10.38	(1.69)		0.67		0.73		2.34		8,196	615
10.87	2.92		0.72		0.92		1.65		6,544	466
10.80	1.97		0.71		0.91		1.52		815	556
10.86	0.37	(d)	0.69	(e)	0.89	(e)	1.71	(e)	10	494

11.41	4.02	(d)	0.40	(e)	0.40	(e)	2.05	(e)	1,241	332	(d)
11.10	10.01		0.44		0.44		2.50		1,370	836
10.38	(1.44)		0.42		0.48		2.58		811	615
10.87	3.17		0.46		0.66		1.88		802	466
10.80	2.24		0.45		0.65		1.78		327	556
10.86	0.48	(d)	0.43	(e)	0.63	(e)	1.96	(e)	10	494

11.41	4.06	(d)	0.33	(e)	0.33	(e)	2.12	(e)	31,631	332	(d)
11.10	10.10		0.35		0.35		2.60		42,495	836
10.38	(1.28)		0.34		0.41		2.65		42,302	615
10.86	3.19		0.34		0.54		1.99		41,952	466
10.80	2.42		0.34		0.54		1.97		34,585	556
10.85	0.43	(d)	0.37	(e)	0.57	(e)	2.02	(e)	31,887	494

See Notes to Financial Statements.	401

Financial Highlights (unaudited)(continued)

CORE PLUS BOND FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
5/31/2020(c)	$15.39	$0.16	$(0.04)	$ 0.12	$(0.25)	$(0.10)	$(0.35)
11/30/2019	14.41	0.42	1.06	1.48	(0.50)	–	(0.50)
11/30/2018	15.14	0.47	(0.64)	(0.17)	(0.56)	–	(0.56)
11/30/2017	15.03	0.40	0.30	0.70	(0.49)	(0.10)	(0.59)
12/2/2015 to 11/30/2016(f)	15.00	0.43	0.14	0.57	(0.54)	–	(0.54)
Class C
5/31/2020(c)	15.39	0.12	(0.05)	0.07	(0.20)	(0.10)	(0.30)
11/30/2019	14.42	0.31	1.06	1.37	(0.40)	–	(0.40)
11/30/2018	15.15	0.37	(0.64)	(0.27)	(0.46)	–	(0.46)
11/30/2017	15.04	0.30	0.29	0.59	(0.38)	(0.10)	(0.48)
12/2/2015 to 11/30/2016(f)	15.00	0.31	0.15	0.46	(0.42)	–	(0.42)
Class F
5/31/2020(c)	15.38	0.17	(0.05)	0.12	(0.26)	(0.10)	(0.36)
11/30/2019	14.41	0.41	1.07	1.48	(0.51)	–	(0.51)
11/30/2018	15.14	0.48	(0.64)	(0.16)	(0.57)	–	(0.57)
11/30/2017	15.03	0.42	0.30	0.72	(0.51)	(0.10)	(0.61)
12/2/2015 to 11/30/2016(f)	15.00	0.45	0.13	0.58	(0.55)	–	(0.55)
Class F3
5/31/2020(c)	15.41	0.19	(0.09)	0.10	(0.26)	(0.10)	(0.36)
11/30/2019	14.42	0.47	1.05	1.52	(0.53)	–	(0.53)
11/30/2018	15.15	0.52	(0.65)	(0.13)	(0.60)	–	(0.60)
4/4/2017 to 11/30/2017(g)	15.08	0.30	0.12	0.42	(0.35)	–	(0.35)
Class I
5/31/2020(c)	15.39	0.18	(0.06)	0.12	(0.26)	(0.10)	(0.36)
11/30/2019	14.41	0.40	1.11	1.51	(0.53)	–	(0.53)
11/30/2018	15.14	0.50	(0.64)	(0.14)	(0.59)	–	(0.59)
11/30/2017	15.03	0.43	0.30	0.73	(0.52)	(0.10)	(0.62)
12/2/2015 to 11/30/2016(f)	15.00	0.46	0.14	0.60	(0.57)	–	(0.57)
Class R2
5/31/2020(c)	15.39	0.14	(0.16)	(0.02)	(0.22)	–	(0.22)
11/30/2019	14.41	0.37	1.05	1.42	(0.44)	–	(0.44)
11/30/2018	15.14	0.41	(0.64)	(0.23)	(0.50)	–	(0.50)
11/30/2017	15.03	0.34	0.30	0.64	(0.43)	(0.10)	(0.53)
12/2/2015 to 11/30/2016(f)	15.00	0.37	0.14	0.51	(0.48)	–	(0.48)
Class R3
5/31/2020(c)	15.39	0.14	(0.05)	0.09	(0.23)	(0.10)	(0.33)
11/30/2019	14.41	0.37	1.07	1.44	(0.46)	–	(0.46)
11/30/2018	15.13	0.43	(0.64)	(0.21)	(0.51)	–	(0.51)
11/30/2017	15.03	0.36	0.29	0.65	(0.45)	(0.10)	(0.55)
12/2/2015 to 11/30/2016(f)	15.00	0.39	0.13	0.52	(0.49)	–	(0.49)

402	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$15.16	0.76	(d)	0.68	(e)	0.77	(e)	2.49	(e)	$44,575	261	(d)
15.39	10.39		0.68		1.12		2.74		24,429	598
14.41	(1.16)		0.68		2.45		3.18		6,283	468
15.14	4.73		0.68		2.68		2.66		6,390	396
15.03	3.81	(d)	0.68	(e)	2.25	(e)	2.88	(e)	5,366	390

15.16	0.41	(d)	1.40	(e)	1.49	(e)	1.79	(e)	5,142	261	(d)
15.39	9.63		1.32		1.70		2.03		3,992	598
14.42	(1.83)		1.36		3.12		2.51		603	468
15.15	3.98		1.40		3.41		1.95		613	396
15.04	3.09	(d)	1.46	(e)	3.08	(e)	2.07	(e)	259	390

15.14	0.74	(d)	0.58	(e)	0.67	(e)	2.58	(e)	176,257	261	(d)
15.38	10.41		0.58		0.89		2.71		157,901	598
14.41	(1.07)		0.58		2.35		3.28		5,774	468
15.14	4.83		0.58		2.58		2.76		6,010	396
15.03	3.92	(d)	0.58	(e)	2.15	(e)	2.97	(e)	5,119	390

15.15	0.80	(d)	0.41	(e)	0.47	(e)	2.74	(e)	6,782	261	(d)
15.41	10.63		0.46		0.98		3.11		11	598
14.42	(0.83)		0.43		2.12		3.46		10	468
15.15	2.71	(d)	0.39	(e)	2.66	(e)	3.01	(e)	10	396

15.15	0.79	(d)	0.48	(e)	0.57	(e)	2.68	(e)	28,622	261	(d)
15.39	10.61		0.47		0.70		2.62		13,782	598
14.41	(0.95)		0.47		2.25		3.40		108	468
15.14	4.94		0.48		2.48		2.86		109	396
15.03	4.02	(d)	0.48	(e)	2.05	(e)	3.08	(e)	104	390

15.15	0.50	(d)	1.08	(e)	1.17	(e)	2.09	(e)	29	261	(d)
15.39	9.97		1.08		1.67		2.49		29	598
14.41	(1.56)		1.08		2.86		2.77		27	468
15.14	4.31		1.08		3.07		2.24		27	396
15.03	3.41	(d)	1.08	(e)	2.64	(e)	2.47	(e)	26	390

15.15	0.55	(d)	0.98	(e)	1.08	(e)	2.21	(e)	202	261	(d)
15.39	10.09		0.95		1.47		2.43		188	598
14.41	(1.45)		0.97		2.75		2.88		27	468
15.13	4.42		0.98		2.97		2.35		27	396
15.03	3.51	(d)	0.97	(e)	2.53	(e)	2.57	(e)	26	390

See Notes to Financial Statements.	403

Financial Highlights (unaudited)(continued)

CORE PLUS BOND FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R4
5/31/2020(c)	$15.39	$0.16	$(0.06)	$ 0.10	$(0.24)	$(0.10)	$(0.34)
11/30/2019	14.41	0.43	1.04	1.47	(0.49)	–	(0.49)
11/30/2018	15.14	0.46	(0.64)	(0.18)	(0.55)	–	(0.55)
11/30/2017	15.03	0.40	0.29	0.69	(0.48)	(0.10)	(0.58)
12/2/2015 to 11/30/2016(f)	15.00	0.42	0.14	0.56	(0.53)	–	(0.53)
Class R5
5/31/2020(c)	15.39	0.17	(0.04)	0.13	(0.26)	(0.10)	(0.36)
11/30/2019	14.41	0.47	1.04	1.51	(0.53)	–	(0.53)
11/30/2018	15.14	0.50	(0.64)	(0.14)	(0.59)	–	(0.59)
11/30/2017	15.03	0.43	0.30	0.73	(0.52)	(0.10)	(0.62)
12/2/2015 to 11/30/2016(f)	15.00	0.46	0.14	0.60	(0.57)	–	(0.57)
Class R6
5/31/2020(c)	15.39	0.18	(0.04)	0.14	(0.27)	(0.10)	(0.37)
11/30/2019	14.41	0.47	1.04	1.51	(0.53)	–	(0.53)
11/30/2018	15.14	0.50	(0.64)	(0.14)	(0.59)	–	(0.59)
11/30/2017	15.03	0.45	0.30	0.75	(0.54)	(0.10)	(0.64)
12/2/2015 to 11/30/2016(f)	15.00	0.48	0.14	0.62	(0.59)	–	(0.59)
(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on December 2, 2015.
(g)	Commenced on April 4, 2017.

404	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$15.15	0.67	(d)	0.73	(e)	0.81	(e)	2.50	(e)	$142	261	(d)
15.39	10.35		0.73		1.31		2.84		30	598
14.41	(1.21)		0.72		2.50		3.13		27	468
15.14	4.68		0.74		2.73		2.58		27	396
15.03	3.76	(d)	0.73	(e)	2.29	(e)	2.81	(e)	26	390

15.16	0.87	(d)	0.48	(e)	0.56	(e)	2.69	(e)	31	261	(d)
15.39	10.63		0.48		1.06		3.10		30	598
14.41	(0.97)		0.47		2.25		3.38		27	468
15.14	4.94		0.48		2.48		2.84		27	396
15.03	4.01	(d)	0.49	(e)	2.05	(e)	3.06	(e)	26	390

15.16	0.89	(d)	0.43	(e)	0.48	(e)	2.84	(e)	842	261	(d)
15.39	10.65		0.46		1.00		3.11		30	598
14.41	(0.93)		0.44		2.24		3.42		27	468
15.14	5.05		0.37		2.47		2.95		27	396
15.03	4.17	(d)	0.33	(e)	1.96	(e)	3.22	(e)	26	390

See Notes to Financial Statements.	405

Financial Highlights (unaudited)(continued)

CORPORATE BOND FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income	Net realized and unrealized gain (loss)(a)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
5/31/2020(c)	$10.23	$0.13	$(0.02)	$ 0.11	$(0.18)	$–	$(0.18)
11/30/2019	9.32	0.31	0.99	1.30	(0.39)	–	(0.39)
11/30/2018	10.06	0.31	(0.64)	(0.33)	(0.40)	(0.01)	(0.41)
4/19/2017 to 11/30/2017(f)	10.00	0.17	0.13	0.30	(0.24)	–	(0.24)
Class C
5/31/2020(c)	10.23	0.10	(0.04)	0.06	(0.14)	–	(0.14)
11/30/2019	9.32	0.24	0.99	1.23	(0.32)	–	(0.32)
11/30/2018	10.06	0.23	(0.63)	(0.40)	(0.33)	(0.01)	(0.34)
4/19/2017 to 11/30/2017(f)	10.00	0.13	0.12	0.25	(0.19)	–	(0.19)
Class F
5/31/2020(c)	10.25	0.14	(0.04)	0.10	(0.18)	–	(0.18)
11/30/2019	9.34	0.32	0.99	1.31	(0.40)	–	(0.40)
11/30/2018	10.08	0.31	(0.63)	(0.32)	(0.41)	(0.01)	(0.42)
4/19/2017 to 11/30/2017(f)	10.00	0.18	0.14	0.32	(0.24)	–	(0.24)
Class F3
5/31/2020(c)	10.23	0.14	(0.03)	0.11	(0.19)	–	(0.19)
11/30/2019	9.32	0.34	0.98	1.32	(0.41)	–	(0.41)
11/30/2018	10.06	0.34	(0.64)	(0.30)	(0.43)	(0.01)	(0.44)
4/19/2017 to 11/30/2017(f)	10.00	0.19	0.13	0.32	(0.26)	–	(0.26)
Class I
5/31/2020(c)	10.23	0.14	(0.03)	0.11	(0.19)	–	(0.19)
11/30/2019	9.32	0.33	0.98	1.31	(0.40)	–	(0.40)
11/30/2018	10.06	0.32	(0.63)	(0.31)	(0.42)	(0.01)	(0.43)
4/19/2017 to 11/30/2017(f)	10.00	0.19	0.12	0.31	(0.25)	–	(0.25)
Class R2
5/31/2020(c)	10.23	0.11	(0.03)	0.08	(0.16)	–	(0.16)
11/30/2019	9.32	0.27	0.99	1.26	(0.35)	–	(0.35)
11/30/2018	10.06	0.27	(0.64)	(0.37)	(0.36)	(0.01)	(0.37)
4/19/2017 to 11/30/2017(f)	10.00	0.15	0.12	0.27	(0.21)	–	(0.21)
Class R3
5/31/2020(c)	10.23	0.12	(0.04)	0.08	(0.16)	–	(0.16)
11/30/2019	9.32	0.28	0.99	1.27	(0.36)	–	(0.36)
11/30/2018	10.06	0.28	(0.64)	(0.36)	(0.37)	(0.01)	(0.38)
4/19/2017 to 11/30/2017(f)	10.00	0.15	0.13	0.28	(0.22)	–	(0.22)

406	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$10.16	1.07	(d)	0.68	(e)	3.88	(e)	2.88	(e)	$1,199	57	(d)
10.23	14.12		0.68		4.25		3.12		769	54
9.32	(3.36)		0.68		4.54		3.17		368	109
10.06	3.01	(d)	0.68	(e)	3.99	(e)	2.80	(e)	311	88

10.15	0.63	(d)	1.38	(e)	4.65	(e)	2.22	(e)	648	57	(d)
10.23	13.38		1.33		4.78		2.43		597	54
9.32	(4.07)		1.43		5.17		2.39		71	109
10.06	2.52	(d)	1.48	(e)	4.75	(e)	2.02	(e)	102	88

10.17	1.02	(d)	0.58	(e)	3.85	(e)	3.01	(e)	3,248	57	(d)
10.25	14.20		0.58		4.20		3.22		2,764	54
9.34	(3.26)		0.58		4.20		3.21		1,501	109
10.08	3.27	(d)	0.58	(e)	3.82	(e)	2.89	(e)	2,614	88

10.15	1.09	(d)	0.44	(e)	3.73	(e)	3.16	(e)	1,731	57	(d)
10.23	14.42		0.41		4.15		3.42		1,718	54
9.32	(3.07)		0.37		4.28		3.46		1,501	109
10.06	3.20	(d)	0.38	(e)	3.67	(e)	3.10	(e)	1,548	88

10.15	1.07	(d)	0.48	(e)	3.76	(e)	3.12	(e)	184	57	(d)
10.23	14.34		0.48		4.17		3.35		171	54
9.32	(3.19)		0.48		4.16		3.30		144	109
10.06	3.13	(d)	0.48	(e)	3.78	(e)	3.00	(e)	52	88

10.15	0.77	(d)	1.08	(e)	4.37	(e)	2.50	(e)	28	57	(d)
10.23	13.66		1.08		4.78		2.74		28	54
9.32	(3.75)		1.08		4.92		2.76		25	109
10.06	2.76	(d)	1.08	(e)	4.38	(e)	2.40	(e)	26	88

10.15	0.82	(d)	0.98	(e)	4.27	(e)	2.60	(e)	55	57	(d)
10.23	13.77		0.98		4.68		2.85		54	54
9.32	(3.65)		0.98		4.87		2.87		47	109
10.06	2.82	(d)	0.97	(e)	4.20	(e)	2.49	(e)	39	88

See Notes to Financial Statements.	407

Financial Highlights (unaudited)(continued)

CORPORATE BOND FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income	Net realized and unrealized gain (loss)(a)	Total from invest- ment opera- tions	Net investment Income	Net realized gain	Total distri- butions
Class R4
5/31/2020(c)	$10.23	$0.13	$(0.03)	$0.10	$(0.18)	$–	$(0.18)
11/30/2019	9.32	0.30	0.99	1.29	(0.38)	–	(0.38)
11/30/2018	10.06	0.30	(0.63)	(0.33)	(0.40)	(0.01)	(0.41)
4/19/2017 to 11/30/2017(f)	10.00	0.17	0.13	0.30	(0.24)	–	(0.24)
Class R5
5/31/2020(c)	10.24	0.14	(0.04)	0.10	(0.19)	–	(0.19)
11/30/2019	9.32	0.33	0.99	1.32	(0.40)	–	(0.40)
11/30/2018	10.06	0.33	(0.64)	(0.31)	(0.42)	(0.01)	(0.43)
4/19/2017 to 11/30/2017(f)	10.00	0.19	0.12	0.31	(0.25)	–	(0.25)
Class R6
5/31/2020(c)	10.23	0.14	(0.03)	0.11	(0.19)	–	(0.19)
11/30/2019	9.32	0.34	0.98	1.32	(0.41)	–	(0.41)
11/30/2018	10.06	0.34	(0.64)	(0.30)	(0.43)	(0.01)	(0.44)
4/19/2017 to 11/30/2017(f)	10.00	0.19	0.13	0.32	(0.26)	–	(0.26)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on April 19, 2017.

408	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$10.15	0.95	(d)	0.73	(e)	4.00	(e)	2.88	(e)	$29	57	(d)
10.23	14.06		0.73		4.42		3.09		28	54
9.32	(3.41)		0.73		4.56		3.11		25	109
10.06	2.98	(d)	0.73	(e)	4.00	(e)	2.74	(e)	26	88

10.15	0.97	(d)	0.48	(e)	3.76	(e)	3.12	(e)	29	57	(d)
10.24	14.45		0.48		4.17		3.34		29	54
9.32	(3.17)		0.48		4.32		3.36		25	109
10.06	3.14	(d)	0.48	(e)	3.79	(e)	2.99	(e)	26	88

10.15	1.09	(d)	0.44	(e)	3.72	(e)	3.16	(e)	1,755	57	(d)
10.23	14.42		0.41		4.15		3.42		1,718	54
9.32	(3.07)		0.37		4.28		3.46		1,501	109
10.06	3.20	(d)	0.38	(e)	3.67	(e)	3.10	(e)	1,548	88

See Notes to Financial Statements.	409

Financial Highlights (unaudited)(continued)

FLOATING RATE FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net asset value, end of period	Total return(b) (%)
Class A
5/31/2020(c)	$8.73	$0.19	$(0.93)	$(0.74)	$(0.21)	$7.78	(8.58	)(d)
11/30/2019	8.97	0.49	(0.24)	0.25	(0.49)	8.73	2.90
11/30/2018	9.18	0.46	(0.21)	0.25	(0.46)	8.97	2.74
11/30/2017	9.17	0.41	0.01	0.42	(0.41)	9.18	4.65
11/30/2016	8.89	0.41	0.28	0.69	(0.41)	9.17	7.95
11/30/2015	9.30	0.40	(0.41)	(0.01)	(0.40)	8.89	(0.14)
Class C
5/31/2020(c)	8.74	0.17	(0.94)	(0.77)	(0.18)	7.79	(8.85	)(d)
11/30/2019	8.98	0.44	(0.24)	0.20	(0.44)	8.74	2.37
11/30/2018	9.18	0.40	(0.20)	0.20	(0.40)	8.98	2.10
11/30/2017	9.17	0.35	0.01	0.36	(0.35)	9.18	3.98
11/30/2016	8.89	0.35	0.28	0.63	(0.35)	9.17	7.29
11/30/2015	9.31	0.34	(0.42)	(0.08)	(0.34)	8.89	(0.88)
Class F
5/31/2020(c)	8.72	0.19	(0.92)	(0.73)	(0.21)	7.78	(8.55	)(d)
11/30/2019	8.96	0.50	(0.24)	0.26	(0.50)	8.72	3.00
11/30/2018	9.17	0.47	(0.21)	0.26	(0.47)	8.96	2.84
11/30/2017	9.16	0.42	0.01	0.43	(0.42)	9.17	4.75
11/30/2016	8.88	0.42	0.28	0.70	(0.42)	9.16	8.06
11/30/2015	9.29	0.41	(0.41)	–	(0.41)	8.88	(0.05)
Class F3
5/31/2020(c)	8.75	0.20	(0.93)	(0.73)	(0.22)	7.80	(8.33	)(d)
11/30/2019	8.98	0.52	(0.23)	0.29	(0.52)	8.75	3.17
11/30/2018	9.19	0.49	(0.22)	0.27	(0.48)	8.98	3.00
4/4/2017 to 11/30/2017(f)	9.23	0.28	(0.04)	0.24	(0.28)	9.19	2.67	(d)
Class I
5/31/2020(c)	8.74	0.20	(0.93)	(0.73)	(0.22)	7.79	(8.48	)(d)
11/30/2019	8.97	0.51	(0.23)	0.28	(0.51)	8.74	3.22
11/30/2018	9.18	0.48	(0.21)	0.27	(0.48)	8.97	2.94
11/30/2017	9.17	0.42	0.02	0.44	(0.43)	9.18	4.85
11/30/2016	8.89	0.43	0.28	0.71	(0.43)	9.17	8.16
11/30/2015	9.31	0.42	(0.42)	–	(0.42)	8.89	(0.05)

410	See Notes to Financial Statements.

Ratios to Average Net Assets:				Supplemental Data:

Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

0.82	(e)	5.06	(e)	$1,753,807	52	(d)
0.81		5.56		2,462,684	58
0.79		5.05		3,653,385	68
0.79		4.43		3,530,233	81
0.80		4.56		3,003,142	78
0.80		4.35		2,365,305	77

1.46	(e)	4.43	(e)	835,603	52	(d)
1.45		4.93		1,141,085	58
1.43		4.42		1,627,126	68
1.44		3.80		1,587,964	81
1.43		3.95		1,547,969	78
1.44		3.72		1,479,103	77

0.72	(e)	5.15	(e)	2,536,327	52	(d)
0.71		5.65		4,007,181	58
0.69		5.17		6,725,819	68
0.69		4.52		4,877,793	81
0.70		4.64		3,564,772	78
0.70		4.45		2,073,567	77

0.55	(e)	5.31	(e)	103,554	52	(d)
0.54		5.83		147,359	58
0.53		5.29		277,822	68
0.54	(e)	4.68	(e)	203,910	81

0.62	(e)	5.27	(e)	889,207	52	(d)
0.61		5.75		1,475,395	58
0.59		5.27		2,462,923	68
0.60		4.61		1,744,687	81
0.60		4.75		605,018	78
0.60		4.54		366,250	77

See Notes to Financial Statements.	411

Financial Highlights (unaudited)(continued)

FLOATING RATE FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net asset value, end of period	Total return(b) (%)
Class R2
5/31/2020(c)	$8.74	$0.17	$(0.93)	$(0.76)	$(0.19)	$7.79	(8.75	)(d)
11/30/2019	8.98	0.46	(0.24)	0.22	(0.46)	8.74	2.50
11/30/2018	9.19	0.43	(0.22)	0.21	(0.42)	8.98	2.35
11/30/2017	9.18	0.37	0.01	0.38	(0.37)	9.19	4.24
11/30/2016	8.90	0.37	0.28	0.65	(0.37)	9.18	7.53
11/30/2015	9.31	0.36	(0.41)	(0.05)	(0.36)	8.90	(0.53)
Class R3
5/31/2020(c)	8.74	0.18	(0.93)	(0.75)	(0.20)	7.79	(8.70	)(d)
11/30/2019	8.97	0.47	(0.23)	0.24	(0.47)	8.74	2.71
11/30/2018	9.18	0.44	(0.22)	0.22	(0.43)	8.97	2.45
11/30/2017	9.17	0.38	0.01	0.39	(0.38)	9.18	4.35
11/30/2016	8.89	0.38	0.28	0.66	(0.38)	9.17	7.64
11/30/2015	9.31	0.37	(0.42)	(0.05)	(0.37)	8.89	(0.54)
Class R4
5/31/2020(c)	8.73	0.19	(0.93)	(0.74)	(0.21)	7.78	(8.60	)(d)
11/30/2019	8.97	0.49	(0.24)	0.25	(0.49)	8.73	2.85
11/30/2018	9.18	0.47	(0.22)	0.25	(0.46)	8.97	2.70
11/30/2017	9.17	0.40	0.01	0.41	(0.40)	9.18	4.60
11/30/2016	8.89	0.41	0.28	0.69	(0.41)	9.17	7.90
6/30/2015 to 11/30/2015(g)	9.21	0.17	(0.32)	(0.15)	(0.17)	8.89	(1.69	)(d)
Class R5
5/31/2020(c)	8.75	0.20	(0.94)	(0.74)	(0.22)	7.79	(8.58	)(d)
11/30/2019	8.98	0.51	(0.23)	0.28	(0.51)	8.75	3.23
11/30/2018	9.19	0.51	(0.24)	0.27	(0.48)	8.98	2.96
11/30/2017	9.18	0.43	0.01	0.44	(0.43)	9.19	4.87
11/30/2016	8.90	0.43	0.28	0.71	(0.43)	9.18	8.18
6/30/2015 to 11/30/2015(g)	9.22	0.18	(0.32)	(0.14)	(0.18)	8.90	(1.57	)(d)
Class R6
5/31/2020(c)	8.74	0.20	(0.93)	(0.73)	(0.22)	7.79	(8.45	)(d)
11/30/2019	8.98	0.51	(0.23)	0.28	(0.52)	8.74	3.16
11/30/2018	9.19	0.49	(0.22)	0.27	(0.48)	8.98	3.01
11/30/2017	9.18	0.43	0.01	0.44	(0.43)	9.19	4.93
11/30/2016	8.90	0.44	0.27	0.71	(0.43)	9.18	8.24
6/30/2015 to 11/30/2015(g)	9.22	0.17	(0.31)	(0.14)	(0.18)	8.90	(1.56	)(d)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.

412	See Notes to Financial Statements.

Ratios to Average Net Assets:				Supplemental Data:

Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

1.23	(e)	4.66	(e)	$1,230	52	(d)
1.21		5.16		1,471	58
1.19		4.68		1,579	68
1.20		4.04		1,254	81
1.20		4.16		751	78
1.20		3.95		452	77

1.13	(e)	4.76	(e)	43,108	52	(d)
1.12		5.26		52,957	58
1.09		4.78		52,978	68
1.10		4.15		43,115	81
1.10		4.28		34,215	78
1.10		4.06		26,232	77

0.87	(e)	5.01	(e)	3,648	52	(d)
0.86		5.54		5,240	58
0.85		5.16		21,747	68
0.84		4.37		5,134	81
0.85		4.45		2,302	78
0.81	(e)	4.36	(e)	10	77

0.62	(e)	5.30	(e)	6,955	52	(d)
0.62		5.79		6,661	58
0.60		5.62		44,385	68
0.60		4.65		2,542	81
0.60		4.77		303	78
0.56	(e)	4.62	(e)	10	77

0.55	(e)	5.32	(e)	121,372	52	(d)
0.55		5.77		109,741	58
0.53		5.35		63,275	68
0.54		4.70		36,295	81
0.54		4.84		12,047	78
0.56	(e)	4.61	(e)	8,144	77

See Notes to Financial Statements.	413

Financial Highlights (unaudited)(continued)

HIGH YIELD FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
5/31/2020(c)	$7.37	$0.18	$(0.66)	$(0.48)	$(0.20)	$ –	$(0.20)
11/30/2019	7.13	0.40	0.25	0.65	(0.41)	–	(0.41)
11/30/2018	7.71	0.41	(0.56)	(0.15)	(0.43)	–	(0.43)
11/30/2017	7.41	0.42	0.32	0.74	(0.44)	–	(0.44)
11/30/2016	7.10	0.42	0.33	0.75	(0.44)	–	(0.44)
11/30/2015	7.79	0.39	(0.49)	(0.10)	(0.42)	(0.17)	(0.59)
Class C
5/31/2020(c)	7.33	0.15	(0.64)	(0.49)	(0.18)	–	(0.18)
11/30/2019	7.09	0.35	0.26	0.61	(0.37)	–	(0.37)
11/30/2018	7.67	0.36	(0.56)	(0.20)	(0.38)	–	(0.38)
11/30/2017	7.38	0.37	0.30	0.67	(0.38)	–	(0.38)
11/30/2016	7.07	0.37	0.33	0.70	(0.39)	–	(0.39)
11/30/2015	7.75	0.34	(0.48)	(0.14)	(0.37)	(0.17)	(0.54)
Class F
5/31/2020(c)	7.36	0.18	(0.66)	(0.48)	(0.20)	–	(0.20)
11/30/2019	7.12	0.40	0.26	0.66	(0.42)	–	(0.42)
11/30/2018	7.70	0.42	(0.56)	(0.14)	(0.44)	–	(0.44)
11/30/2017	7.41	0.42	0.31	0.73	(0.44)	–	(0.44)
11/30/2016	7.09	0.43	0.33	0.76	(0.44)	–	(0.44)
11/30/2015	7.78	0.40	(0.49)	(0.09)	(0.43)	(0.17)	(0.60)
Class F3
5/31/2020(c)	7.41	0.18	(0.66)	(0.48)	(0.21)	–	(0.21)
11/30/2019	7.16	0.42	0.27	0.69	(0.44)	–	(0.44)
11/30/2018	7.75	0.43	(0.56)	(0.13)	(0.46)	–	(0.46)
4/4/2017 to 11/30/2017(f)	7.65	0.28	0.12	0.40	(0.30)	–	(0.30)
Class I
5/31/2020(c)	7.40	0.18	(0.65)	(0.47)	(0.21)	–	(0.21)
11/30/2019	7.16	0.41	0.26	0.67	(0.43)	–	(0.43)
11/30/2018	7.74	0.43	(0.56)	(0.13)	(0.45)	–	(0.45)
11/30/2017	7.45	0.44	0.30	0.74	(0.45)	–	(0.45)
11/30/2016	7.13	0.44	0.33	0.77	(0.45)	–	(0.45)
11/30/2015	7.82	0.41	(0.49)	(0.08)	(0.44)	(0.17)	(0.61)
Class P
5/31/2020(c)	7.48	0.17	(0.66)	(0.49)	(0.20)	–	(0.20)
11/30/2019	7.23	0.39	0.26	0.65	(0.40)	–	(0.40)
11/30/2018	7.82	0.40	(0.57)	(0.17)	(0.42)	–	(0.42)
11/30/2017	7.52	0.40	0.32	0.72	(0.42)	–	(0.42)
11/30/2016	7.20	0.41	0.34	0.75	(0.43)	–	(0.43)
11/30/2015	7.89	0.38	(0.49)	(0.11)	(0.41)	(0.17)	(0.58)

414	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$6.69	(6.54	)(d)	0.92	(e)	0.92	(e)	5.44	(e)	$ 984,460	63	(d)
7.37	9.37		0.91		0.91		5.42		1,218,731	86
7.13	(2.03)		0.90		0.90		5.48		1,126,386	107
7.71	10.13		0.89		0.89		5.48		1,576,504	93
7.41	10.93		0.92		0.92		5.88		1,580,591	104
7.10	(1.38)		0.93		0.93		5.24		1,156,411	93

6.66	(6.75	)(d)	1.56	(e)	1.56	(e)	4.82	(e)	318,511	63	(d)
7.33	8.72		1.53		1.53		4.81		376,682	86
7.09	(2.70)		1.55		1.55		4.84		410,469	107
7.67	9.28		1.57		1.57		4.81		515,964	93
7.38	10.24		1.57		1.57		5.25		463,517	104
7.07	(1.91)		1.59		1.59		4.62		335,484	93

6.68	(6.51	)(d)	0.82	(e)	0.82	(e)	5.53	(e)	2,001,905	63	(d)
7.36	9.48		0.81		0.81		5.52		2,144,680	86
7.12	(1.95)		0.80		0.80		5.58		2,082,549	107
7.70	10.09		0.79		0.79		5.54		2,011,192	93
7.41	11.19		0.81		0.81		5.96		1,571,281	104
7.09	(1.29)		0.84		0.84		5.33		734,257	93

6.72	(6.49	)(d)	0.62	(e)	0.62	(e)	5.63	(e)	1,795,771	63	(d)
7.41	9.82		0.62		0.62		5.72		555,795	86
7.16	(1.85)		0.60		0.60		5.77		507,646	107
7.75	5.28	(d)	0.62	(e)	0.62	(e)	5.45	(e)	449,538	93

6.72	(6.41	)(d)	0.72	(e)	0.72	(e)	5.61	(e)	1,351,917	63	(d)
7.40	9.57		0.71		0.71		5.61		1,610,253	86
7.16	(1.82)		0.70		0.70		5.66		1,412,203	107
7.74	10.19		0.69		0.69		5.70		1,725,003	93
7.45	11.29		0.72		0.72		6.11		1,707,793	104
7.13	(1.14)		0.74		0.74		5.47		1,909,422	93

6.79	(6.65	)(d)	1.18	(e)	1.18	(e)	5.27	(e)	61	63	(d)
7.48	9.20		1.15		1.15		5.36		51	86
7.23	(2.29)		1.15		1.15		5.24		333	107
7.82	9.81		1.15		1.15		5.16		478	93
7.52	10.76		1.17		1.17		5.71		47	104
7.20	(1.52)		1.18		1.18		5.01		275	93

See Notes to Financial Statements.	415

Financial Highlights (unaudited)(continued)

HIGH YIELD FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
5/31/2020(c)	$7.41	$0.16	$(0.65)	$(0.49)	$(0.19)	$ –	$(0.19)
11/30/2019	7.17	0.37	0.26	0.63	(0.39)	–	(0.39)
11/30/2018	7.76	0.38	(0.57)	(0.19)	(0.40)	–	(0.40)
11/30/2017	7.46	0.39	0.32	0.71	(0.41)	–	(0.41)
11/30/2016	7.15	0.40	0.32	0.72	(0.41)	–	(0.41)
11/30/2015	7.83	0.37	(0.49)	(0.12)	(0.39)	(0.17)	(0.56)
Class R3
5/31/2020(c)	7.41	0.17	(0.66)	(0.49)	(0.19)	–	(0.19)
11/30/2019	7.17	0.38	0.25	0.63	(0.39)	–	(0.39)
11/30/2018	7.75	0.39	(0.56)	(0.17)	(0.41)	–	(0.41)
11/30/2017	7.46	0.40	0.31	0.71	(0.42)	–	(0.42)
11/30/2016	7.14	0.41	0.33	0.74	(0.42)	–	(0.42)
11/30/2015	7.83	0.37	(0.49)	(0.12)	(0.40)	(0.17)	(0.57)
Class R4
5/31/2020(c)	7.37	0.17	(0.65)	(0.48)	(0.20)	–	(0.20)
11/30/2019	7.12	0.39	0.27	0.66	(0.41)	–	(0.41)
11/30/2018	7.71	0.41	(0.57)	(0.16)	(0.43)	–	(0.43)
11/30/2017	7.41	0.41	0.32	0.73	(0.43)	–	(0.43)
11/30/2016	7.10	0.43	0.32	0.75	(0.44)	–	(0.44)
6/30/2015 to 11/30/2015(g)	7.54	0.16	(0.43)	(0.27)	(0.17)	–	(0.17)
Class R5
5/31/2020(c)	7.40	0.18	(0.65)	(0.47)	(0.21)	–	(0.21)
11/30/2019	7.15	0.41	0.27	0.68	(0.43)	–	(0.43)
11/30/2018	7.74	0.43	(0.57)	(0.14)	(0.45)	–	(0.45)
11/30/2017	7.44	0.43	0.32	0.75	(0.45)	–	(0.45)
11/30/2016	7.13	0.45	0.32	0.77	(0.46)	–	(0.46)
6/30/2015 to 11/30/2015(g)	7.57	0.17	(0.43)	(0.26)	(0.18)	–	(0.18)
Class R6
5/31/2020(c)	7.41	0.19	(0.67)	(0.48)	(0.21)	–	(0.21)
11/30/2019	7.16	0.42	0.27	0.69	(0.44)	–	(0.44)
11/30/2018	7.75	0.43	(0.56)	(0.13)	(0.46)	–	(0.46)
11/30/2017	7.45	0.44	0.32	0.76	(0.46)	–	(0.46)
11/30/2016	7.13	0.45	0.33	0.78	(0.46)	–	(0.46)
6/30/2015 to 11/30/2015(g)	7.57	0.18	(0.44)	(0.26)	(0.18)	–	(0.18)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on April 4, 2017.
(g)	Commenced on June 30, 2015.

416	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$6.73	(6.68	)(d)	1.33	(e)	1.33	(e)	5.06	(e)	$8,897	63	(d)
7.41	8.93		1.30		1.30		5.05		11,284	86
7.17	(2.50)		1.29		1.29		5.10		14,435	107
7.76	9.68		1.29		1.29		5.09		14,837	93
7.46	10.49		1.32		1.32		5.53		11,145	104
7.15	(1.58)		1.34		1.34		4.88		5,170	93

6.73	(6.63	)(d)	1.23	(e)	1.23	(e)	5.17	(e)	107,696	63	(d)
7.41	9.03		1.21		1.21		5.14		117,517	86
7.17	(2.28)		1.20		1.20		5.20		107,532	107
7.75	9.64		1.19		1.19		5.18		91,021	93
7.46	10.75		1.22		1.22		5.64		71,552	104
7.14	(1.62)		1.24		1.24		4.98		45,822	93

6.69	(6.56	)(d)	0.97	(e)	0.97	(e)	5.42	(e)	112,932	63	(d)
7.37	9.48		0.96		0.96		5.38		109,351	86
7.12	(2.21)		0.95		0.95		5.45		91,526	107
7.71	10.09		0.95		0.95		5.38		67,741	93
7.41	10.91		0.97		0.97		5.87		20,934	104
7.10	(3.58	)(d)	1.01	(e)	1.04	(e)	5.31	(e)	328	93

6.72	(6.41	)(d)	0.72	(e)	0.72	(e)	5.66	(e)	254,792	63	(d)
7.40	9.73		0.71		0.71		5.64		289,988	86
7.15	(1.94)		0.70		0.70		5.70		266,231	107
7.74	10.34		0.71		0.71		5.56		264,638	93
7.44	11.16		0.72		0.72		6.11		11,010	104
7.13	(3.46	)(d)	0.75	(e)	0.75	(e)	5.50	(e)	10	93

6.72	(6.49	)(d)	0.62	(e)	0.62	(e)	5.77	(e)	576,137	63	(d)
7.41	9.82		0.62		0.62		5.71		620,871	86
7.16	(1.84)		0.60		0.61		5.78		451,009	107
7.75	10.42		0.61		0.61		5.67		381,440	93
7.45	11.26		0.62		0.62		6.24		75,756	104
7.13	(3.30	)(d)	0.63	(e)	0.65	(e)	5.83	(e)	14,054	93

See Notes to Financial Statements.	417

Financial Highlights (unaudited)(continued)

INCOME FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
5/31/2020(c)	$2.90	$0.05	$(0.08)	$(0.03)	$(0.05)	$–	$(0.05)
11/30/2019	2.67	0.10	0.24	0.34	(0.11)	–	(0.11)
11/30/2018	2.86	0.10	(0.18)	(0.08)	(0.11)	–	(0.11)
11/30/2017	2.76	0.09	0.11	0.20	(0.10)	–	(0.10)
11/30/2016	2.71	0.10	0.07	0.17	(0.12)	–	(0.12)
11/30/2015	2.92	0.10	(0.17)	(0.07)	(0.13)	(0.01)	(0.14)
Class C
5/31/2020(c)	2.92	0.04	(0.07)	(0.03)	(0.05)	–	(0.05)
11/30/2019	2.69	0.08	0.25	0.33	(0.10)	–	(0.10)
11/30/2018	2.87	0.08	(0.16)	(0.08)	(0.10)	–	(0.10)
11/30/2017	2.78	0.07	0.10	0.17	(0.08)	–	(0.08)
11/30/2016	2.72	0.08	0.07	0.15	(0.09)	–	(0.09)
11/30/2015	2.93	0.09	(0.18)	(0.09)	(0.11)	(0.01)	(0.12)
Class F
5/31/2020(c)	2.91	0.05	(0.08)	(0.03)	(0.06)	–	(0.06)
11/30/2019	2.67	0.10	0.26	0.36	(0.12)	–	(0.12)
11/30/2018	2.86	0.10	(0.17)	(0.07)	(0.12)	–	(0.12)
11/30/2017	2.76	0.09	0.11	0.20	(0.10)	–	(0.10)
11/30/2016	2.71	0.10	0.06	0.16	(0.11)	–	(0.11)
11/30/2015	2.92	0.11	(0.18)	(0.07)	(0.13)	(0.01)	(0.14)
Class F3
5/31/2020(c)	2.90	0.05	(0.07)	(0.02)	(0.06)	–	(0.06)
11/30/2019	2.67	0.11	0.24	0.35	(0.12)	–	(0.12)
11/30/2018	2.86	0.10	(0.17)	(0.07)	(0.12)	–	(0.12)
4/4/2017 to 11/30/2017(f)	2.82	0.06	0.05	0.11	(0.07)	–	(0.07)
Class I
5/31/2020(c)	2.91	0.05	(0.08)	(0.03)	(0.06)	–	(0.06)
11/30/2019	2.67	0.10	0.26	0.36	(0.12)	–	(0.12)
11/30/2018	2.86	0.10	(0.17)	(0.07)	(0.12)	–	(0.12)
11/30/2017	2.76	0.09	0.12	0.21	(0.11)	–	(0.11)
11/30/2016	2.71	0.10	0.07	0.17	(0.12)	–	(0.12)
11/30/2015	2.92	0.11	(0.18)	(0.07)	(0.13)	(0.01)	(0.14)

418	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$2.82	(0.86	)(d)	0.76	(e)	0.76	(e)	3.38	(e)	$1,049,964	72	(d)
2.90	13.02		0.77		0.77		3.53		1,054,889	108
2.67	(2.78)		0.77		0.81		3.46		836,525	117
2.86	7.33		0.78		0.89		3.03		918,917	205
2.76	6.06		0.78		0.90		3.56		907,733	192
2.71	(2.46)		0.78		0.90		3.69		1,017,019	163

2.84	(1.15	)(d)	1.39	(e)	1.39	(e)	2.75	(e)	151,329	72	(d)
2.92	12.26		1.38		1.38		2.93		162,000	108
2.69	(3.00)		1.39		1.43		2.82		166,762	117
2.87	6.28		1.40		1.51		2.42		230,293	205
2.78	5.77		1.41		1.53		2.94		253,848	192
2.72	(3.05)		1.42		1.54		3.06		282,552	163

2.82	(1.15	)(d)	0.66	(e)	0.66	(e)	3.47	(e)	561,138	72	(d)
2.91	13.09		0.67		0.67		3.61		591,492	108
2.67	(2.33)		0.67		0.71		3.55		434,593	117
2.86	7.43		0.68		0.79		3.10		454,740	205
2.76	6.16		0.68		0.80		3.64		413,167	192
2.71	(2.37)		0.68		0.80		3.78		447,867	163

2.82	(0.72	)(d)	0.48	(e)	0.48	(e)	3.66	(e)	619,530	72	(d)
2.90	13.33		0.49		0.49		3.79		586,822	108
2.67	(2.51)		0.47		0.51		3.75		394,646	117
2.86	3.99	(d)	0.46	(e)	0.60	(e)	3.25	(e)	274,355	205

2.82	(1.10	)(d)	0.56	(e)	0.56	(e)	3.57	(e)	122,099	72	(d)
2.91	13.63		0.57		0.57		3.73		184,515	108
2.67	(2.59)		0.57		0.60		3.66		165,736	117
2.86	7.54		0.58		0.69		3.22		166,989	205
2.76	6.27		0.58		0.70		3.75		92,523	192
2.71	(2.27)		0.58		0.70		3.88		107,266	163

See Notes to Financial Statements.	419

Financial Highlights (unaudited)(continued)

INCOME FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
5/31/2020(c)	$2.93	$0.04	$(0.08)	$(0.04)	$(0.05)	$–	$(0.05)
11/30/2019	2.70	0.09	0.24	0.33	(0.10)	–	(0.10)
11/30/2018	2.88	0.09	(0.17)	(0.08)	(0.10)	–	(0.10)
11/30/2017	2.79	0.08	0.10	0.18	(0.09)	–	(0.09)
11/30/2016	2.73	0.09	0.07	0.16	(0.10)	–	(0.10)
11/30/2015	2.95	0.09	(0.18)	(0.09)	(0.12)	(0.01)	(0.13)
Class R3
5/31/2020(c)	2.91	0.04	(0.07)	(0.03)	(0.05)	–	(0.05)
11/30/2019	2.68	0.09	0.24	0.33	(0.10)	–	(0.10)
11/30/2018	2.87	0.09	(0.18)	(0.09)	(0.10)	–	(0.10)
11/30/2017	2.77	0.08	0.11	0.19	(0.09)	–	(0.09)
11/30/2016	2.72	0.09	0.06	0.15	(0.10)	–	(0.10)
11/30/2015	2.93	0.10	(0.18)	(0.08)	(0.12)	(0.01)	(0.13)
Class R4
5/31/2020(c)	2.90	0.05	(0.08)	(0.03)	(0.05)	–	(0.05)
11/30/2019	2.67	0.10	0.24	0.34	(0.11)	–	(0.11)
11/30/2018	2.86	0.10	(0.18)	(0.08)	(0.11)	–	(0.11)
11/30/2017	2.77	0.08	0.11	0.19	(0.10)	–	(0.10)
11/30/2016	2.71	0.09	0.08	0.17	(0.11)	–	(0.11)
6/30/2015 to 11/30/2015(g)	2.81	0.04	(0.09)	(0.05)	(0.05)	–	(0.05)
Class R5
5/31/2020(c)	2.91	0.05	(0.08)	(0.03)	(0.06)	–	(0.06)
11/30/2019	2.68	0.11	0.24	0.35	(0.12)	–	(0.12)
11/30/2018	2.86	0.10	(0.16)	(0.06)	(0.12)	–	(0.12)
11/30/2017	2.76	0.09	0.12	0.21	(0.11)	–	(0.11)
11/30/2016	2.71	0.10	0.07	0.17	(0.12)	–	(0.12)
6/30/2015 to 11/30/2015(g)	2.81	0.05	(0.10)	(0.05)	(0.05)	–	(0.05)
Class R6
5/31/2020(c)	2.90	0.05	(0.07)	(0.02)	(0.06)	–	(0.06)
11/30/2019	2.67	0.11	0.24	0.35	(0.12)	–	(0.12)
11/30/2018	2.86	0.10	(0.17)	(0.07)	(0.12)	–	(0.12)
11/30/2017	2.76	0.09	0.12	0.21	(0.11)	–	(0.11)
11/30/2016	2.71	0.11	0.06	0.17	(0.12)	–	(0.12)
6/30/2015 to 11/30/2015(g)	2.81	0.05	(0.09)	(0.04)	(0.06)	–	(0.06)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on April 4, 2017.
(g)	Commenced on June 30, 2015.

420	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$2.84	(1.37	)(d)	1.16	(e)	1.16	(e)	3.01	(e)	$1,780	72	(d)
2.93	12.47		1.17		1.17		3.17		1,285	108
2.70	(2.76)		1.17		1.21		3.05		1,667	117
2.88	6.49		1.18		1.29		2.64		2,008	205
2.79	5.99		1.19		1.31		3.23		2,202	192
2.73	(3.13)		1.18		1.30		3.30		4,562	163

2.83	(1.00	)(d)	1.06	(e)	1.06	(e)	3.08	(e)	52,268	72	(d)
2.91	12.65		1.07		1.07		3.24		55,317	108
2.68	(3.05)		1.07		1.11		3.16		50,016	117
2.87	7.00		1.08		1.19		2.74		53,025	205
2.77	5.73		1.08		1.20		3.27		54,918	192
2.72	(2.73)		1.08		1.20		3.40		60,809	163

2.82	(0.88	)(d)	0.81	(e)	0.81	(e)	3.33	(e)	8,962	72	(d)
2.90	12.97		0.82		0.82		3.46		9,218	108
2.67	(2.83)		0.82		0.85		3.44		5,363	117
2.86	6.89		0.83		0.94		2.98		3,117	205
2.77	6.39		0.83		0.94		3.25		1,459	192
2.71	(1.75	)(d)	0.84	(e)	0.97	(e)	3.72	(e)	10	163

2.82	(1.10	)(d)	0.56	(e)	0.56	(e)	3.59	(e)	5,919	72	(d)
2.91	13.21		0.57		0.57		3.73		6,099	108
2.68	(2.23)		0.58		0.62		3.54		4,048	117
2.86	7.55		0.57		0.70		3.21		15,926	205
2.76	6.28		0.58		0.69		3.51		198	192
2.71	(1.64	)(d)	0.58	(e)	0.71	(e)	3.98	(e)	10	163

2.82	(0.72	)(d)	0.48	(e)	0.48	(e)	3.68	(e)	56,319	72	(d)
2.90	13.34		0.49		0.49		3.81		52,133	108
2.67	(2.50)		0.47		0.51		3.77		33,975	117
2.86	7.66		0.47		0.59		3.31		19,714	205
2.76	6.38		0.47		0.59		3.90		3,457	192
2.71	(1.60	)(d)	0.47	(e)	0.63	(e)	4.14	(e)	5,098	163

See Notes to Financial Statements.	421

Financial Highlights (unaudited)(continued)

INFLATION FOCUSED FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net asset value, end of period
Class A
5/31/2020(c)	$11.23	$0.12	$(0.90)	$(0.78)	$(0.20)	$10.25
11/30/2019	11.55	0.34	(0.21)	0.13	(0.45)	11.23
11/30/2018	11.88	0.29	(0.17)	0.12	(0.45)	11.55
11/30/2017	12.18	0.24	(0.09)	0.15	(0.45)	11.88
11/30/2016	12.27	0.29	0.14	0.43	(0.52)	12.18
11/30/2015	13.33	0.28	(0.82)	(0.54)	(0.52)	12.27
Class C
5/31/2020(c)	11.25	0.09	(0.90)	(0.81)	(0.17)	10.27
11/30/2019	11.57	0.27	(0.21)	0.06	(0.38)	11.25
11/30/2018	11.90	0.22	(0.18)	0.04	(0.37)	11.57
11/30/2017	12.20	0.16	(0.08)	0.08	(0.38)	11.90
11/30/2016	12.29	0.22	0.14	0.36	(0.45)	12.20
11/30/2015	13.35	0.20	(0.82)	(0.62)	(0.44)	12.29
Class F
5/31/2020(c)	11.24	0.13	(0.89)	(0.76)	(0.21)	10.27
11/30/2019	11.57	0.35	(0.21)	0.14	(0.47)	11.24
11/30/2018	11.89	0.31	(0.17)	0.14	(0.46)	11.57
11/30/2017	12.19	0.25	(0.09)	0.16	(0.46)	11.89
11/30/2016	12.28	0.30	0.14	0.44	(0.53)	12.19
11/30/2015	13.34	0.29	(0.82)	(0.53)	(0.53)	12.28
Class F3
5/31/2020(c)	11.23	0.14	(0.90)	(0.76)	(0.22)	10.25
11/30/2019	11.55	0.37	(0.21)	0.16	(0.48)	11.23
11/30/2018	11.88	0.33	(0.18)	0.15	(0.48)	11.55
4/4/2017 to 11/30/2017(f)	12.17	0.19	(0.15)	0.04	(0.33)	11.88
Class I
5/31/2020(c)	11.24	0.13	(0.90)	(0.77)	(0.21)	10.26
11/30/2019	11.56	0.36	(0.20)	0.16	(0.48)	11.24
11/30/2018	11.89	0.32	(0.18)	0.14	(0.47)	11.56
11/30/2017	12.18	0.26	(0.07)	0.19	(0.48)	11.89
11/30/2016	12.27	0.30	0.15	0.45	(0.54)	12.18
11/30/2015	13.33	0.30	(0.82)	(0.52)	(0.54)	12.27
Class R2
5/31/2020(c)	11.22	0.11	(0.93)	(0.82)	(0.18)	10.22
11/30/2019	11.55	0.30	(0.22)	0.08	(0.41)	11.22
11/30/2018	11.87	0.24	(0.16)	0.08	(0.40)	11.55
11/30/2017	12.17	0.19	(0.09)	0.10	(0.40)	11.87
11/30/2016	12.26	0.24	0.14	0.38	(0.47)	12.17
11/30/2015	13.32	0.23	(0.82)	(0.59)	(0.47)	12.26

422	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)		Portfolio turnover rate (%)

(6.80	)(d)	0.72	(e)	0.72	(e)	2.61	(e)	$77,000		47	(d)
1.19		0.69		0.69		2.97		109,626		43
0.95		0.69		0.69		2.48		171,109		108
1.27		0.75		0.81		1.98		179,371		64
3.69		0.75		0.92		2.41		276,490		79
(4.13)		0.75		0.96		2.19		359,137		62

(7.16	)(d)	1.34	(e)	1.34	(e)	1.99	(e)	20,791		47	(d)
0.55		1.33		1.33		2.33		28,655		43
0.30		1.34		1.35		1.84		49,435		108
0.63		1.39		1.45		1.32		47,475		64
3.06		1.37		1.54		1.81		45,158		79
(4.71)		1.38		1.59		1.57		63,659		62

(6.74	)(d)	0.62	(e)	0.62	(e)	2.72	(e)	151,308		47	(d)
1.20		0.59		0.59		3.06		285,297		43
1.14		0.58		0.59		2.60		489,043		108
1.36		0.65		0.70		2.04		328,360		64
3.79		0.65		0.81		2.49		187,277		79
(4.03)		0.65		0.86		2.28		152,173		62

(6.76	)(d)	0.43	(e)	0.43	(e)	2.90	(e)	7,229		47	(d)
1.46		0.42		0.42		3.24		10,645		43
1.25		0.39		0.43		2.80		22,597		108
0.33	(d)	0.38	(e)	0.53	(e)	2.47	(e)	13,427		64

(6.79	)(d)	0.51	(e)	0.51	(e)	2.81	(e)	348,917		47	(d)
1.39		0.49		0.49		3.16		631,037		43
1.16		0.48		0.49		2.71		661,340		108
1.47		0.55		0.60		2.17		511,535		64
3.98		0.55		0.69		2.56		349,882		79
(3.94)		0.55		0.77		2.38		144,557		62

(7.15	)(d)	1.11	(e)	1.11	(e)	2.17	(e)	–	(g)	47	(d)
0.70		1.08		1.08		2.59		51		43
0.64		1.10		1.11		2.07		201		108
0.87		1.15		1.20		1.55		286		64
3.28		1.15		1.32		2.02		191		79
(4.51)		1.15		1.36		1.79		345		62

See Notes to Financial Statements.	423

Financial Highlights (unaudited)(continued)

INFLATION FOCUSED FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net asset value, end of period
Class R3
5/31/2020(c)	$11.23	$0.11	$(0.89)	$(0.78)	$(0.19)	$10.26
11/30/2019	11.56	0.30	(0.21)	0.09	(0.42)	11.23
11/30/2018	11.88	0.26	(0.17)	0.09	(0.41)	11.56
11/30/2017	12.18	0.20	(0.08)	0.12	(0.42)	11.88
11/30/2016	12.27	0.25	0.14	0.39	(0.48)	12.18
11/30/2015	13.33	0.24	(0.82)	(0.58)	(0.48)	12.27
Class R4
5/31/2020(c)	11.23	0.12	(0.89)	(0.77)	(0.20)	10.26
11/30/2019	11.56	0.33	(0.21)	0.12	(0.45)	11.23
11/30/2018	11.88	0.30	(0.18)	0.12	(0.44)	11.56
11/30/2017	12.18	0.24	(0.09)	0.15	(0.45)	11.88
11/30/2016	12.27	0.27	0.15	0.42	(0.51)	12.18
6/30/2015 to 11/30/2015(h)	12.87	0.11	(0.50)	(0.39)	(0.21)	12.27
Class R5
5/31/2020(c)	11.23	0.13	(0.90)	(0.77)	(0.21)	10.25
11/30/2019	11.55	0.36	(0.20)	0.16	(0.48)	11.23
11/30/2018	11.88	0.33	(0.19)	0.14	(0.47)	11.55
11/30/2017	12.18	0.26	(0.08)	0.18	(0.48)	11.88
11/30/2016	12.27	0.31	0.14	0.45	(0.54)	12.18
6/30/2015 to 11/30/2015(h)	12.87	0.12	(0.50)	(0.38)	(0.22)	12.27
Class R6
5/31/2020(c)	11.23	0.14	(0.89)	(0.75)	(0.22)	10.26
11/30/2019	11.56	0.37	(0.21)	0.16	(0.49)	11.23
11/30/2018	11.88	0.33	(0.17)	0.16	(0.48)	11.56
11/30/2017	12.18	0.28	(0.08)	0.20	(0.50)	11.88
11/30/2016	12.27	0.33	0.14	0.47	(0.56)	12.18
6/30/2015 to 11/30/2015(h)	12.87	0.13	(0.50)	(0.37)	(0.23)	12.27

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on April 4, 2017.
(g)	Amount is less than $1,000.
(h)	Commenced on June 30, 2015.

424	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

(6.94	)(d)	1.02	(e)	1.02	(e)	2.25	(e)	$205	47	(d)
0.80		0.99		0.99		2.66		104	43
0.74		0.99		1.00		2.17		111	108
0.97		1.05		1.11		1.65		175	64
3.39		1.05		1.21		2.13		283	79
(4.41)		1.05		1.26		1.90		278	62

(6.82	)(d)	0.77	(e)	0.77	(e)	2.57	(e)	2,288	47	(d)
1.05		0.74		0.74		2.91		3,174	43
1.00		0.73		0.73		2.52		2,006	108
1.22		0.80		0.84		2.05		735	64
3.63		0.78		0.91		2.23		110	79
(3.02	)(d)	0.81	(e)	1.06	(e)	2.11	(e)	10	62

(6.79	)(d)	0.52	(e)	0.52	(e)	2.82	(e)	216	47	(d)
1.39		0.49		0.49		3.17		334	43
1.17		0.47		0.48		2.83		144	108
1.48		0.55		0.59		2.19		33	64
3.89		0.55		0.68		2.59		10	79
(2.92	)(d)	0.55	(e)	0.81	(e)	2.38	(e)	10	62

(6.66	)(d)	0.43	(e)	0.43	(e)	2.90	(e)	32,984	47	(d)
1.37		0.42		0.42		3.25		35,167	43
1.34		0.39		0.43		2.81		54,549	108
1.67		0.37		0.52		2.37		33,747	64
4.09		0.37		0.52		2.78		10	79
(2.87	)(d)	0.43	(e)	0.55	(e)	2.50	(e)	10	62

See Notes to Financial Statements.	425

Financial Highlights (unaudited)(continued)

SHORT DURATION CORE BOND FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net asset value, end of period	Total return(b) (%)
Class A
5/31/2020(c)	$ 9.89	$0.10	$(0.10)	$ –	$(0.14)	$9.75	0.01	(d)
11/30/2019	9.72	0.24	0.23	0.47	(0.30)	9.89	4.87
11/30/2018	9.92	0.22	(0.12)	0.10	(0.30)	9.72	1.04
4/19/2017 to 11/30/2017(f)	10.00	0.09	(0.02)	0.07	(0.15)	9.92	0.70	(d)
Class C
5/31/2020(c)	9.89	0.06	(0.10)	(0.04)	(0.11)	9.74	(0.44	)(d)
11/30/2019	9.72	0.17	0.23	0.40	(0.23)	9.89	4.15
11/30/2018	9.92	0.14	(0.11)	0.03	(0.23)	9.72	0.27
4/19/2017 to 11/30/2017(f)	10.00	0.04	(0.02)	0.02	(0.10)	9.92	0.22	(d)
Class F
5/31/2020(c)	9.89	0.09	(0.10)	(0.01)	(0.14)	9.74	(0.05	)(d)
11/30/2019	9.72	0.24	0.24	0.48	(0.31)	9.89	4.97
11/30/2018	9.92	0.23	(0.12)	0.11	(0.31)	9.72	1.14
4/19/2017 to 11/30/2017(f)	10.00	0.09	(0.01)	0.08	(0.16)	9.92	0.77	(d)
Class F3
5/31/2020(c)	9.89	0.19	(0.19)	–	(0.15)	9.74	0.04	(d)
11/30/2019	9.72	0.27	0.22	0.49	(0.32)	9.89	5.13
11/30/2018	9.92	0.24	(0.11)	0.13	(0.33)	9.72	1.34
4/19/2017 to 11/30/2017(f)	10.00	0.11	(0.02)	0.09	(0.17)	9.92	0.89	(d)
Class I
5/31/2020(c)	9.89	0.10	(0.09)	0.01	(0.15)	9.75	0.11	(d)
11/30/2019	9.71	0.24	0.26	0.50	(0.32)	9.89	5.18
11/30/2018	9.92	0.24	(0.13)	0.11	(0.32)	9.71	1.14
4/19/2017 to 11/30/2017(f)	10.00	0.10	(0.02)	0.08	(0.16)	9.92	0.83	(d)
Class R3
5/31/2020(c)	9.89	0.09	(0.11)	(0.02)	(0.13)	9.74	(0.23	)(d)
11/30/2019	9.72	0.21	0.23	0.44	(0.27)	9.89	4.56
11/30/2018	9.92	0.19	(0.12)	0.07	(0.27)	9.72	0.75
4/19/2017 to 11/30/2017(f)	10.00	0.07	(0.02)	0.05	(0.13)	9.92	0.53	(d)

426	See Notes to Financial Statements.

Ratios to Average Net Assets:						Supplemental Data:

Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

0.60	(e)	1.13	(e)	2.13	(e)	$16,322	158	(d)
0.60		1.81		2.47		8,032	136
0.60		3.11		2.21		3,844	177
0.60	(e)	3.42	(e)	1.43	(e)	1,775	216

1.31	(e)	1.85	(e)	1.45	(e)	2,742	158	(d)
1.29		2.54		1.77		2,238	136
1.39		3.88		1.42		1,083	177
1.37	(e)	4.11	(e)	0.70	(e)	806	216

0.50	(e)	1.03	(e)	2.17	(e)	39,572	158	(d)
0.50		1.46		2.40		29,007	136
0.50		3.00		2.32		4,212	177
0.50	(e)	3.37	(e)	1.52	(e)	1,894	216

0.38	(e)	1.08	(e)	3.91	(e)	12	158	(d)
0.36		1.64		2.72		1,612	136
0.32		2.87		2.47		1,533	177
0.30	(e)	3.25	(e)	1.71	(e)	1,513	216

0.40	(e)	0.96	(e)	2.37	(e)	1,379	158	(d)
0.40		1.35		2.49		1,821	136
0.40		2.88		2.42		127	177
0.40	(e)	3.35	(e)	1.61	(e)	50	216

0.90	(e)	1.46	(e)	1.95	(e)	92	158	(d)
0.90		2.14		2.17		76	136
0.90		3.42		1.92		49	177
0.90	(e)	3.84	(e)	1.09	(e)	25	216

See Notes to Financial Statements.	427

Financial Highlights (unaudited)(continued)

SHORT DURATION CORE BOND FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net asset value, end of period	Total return(b) (%)
Class R4
5/31/2020(c)	$ 9.89	$0.09	$(0.09)	$ –	$(0.14)	$9.75	(0.02	)(d)
11/30/2019	9.72	0.24	0.22	0.46	(0.29)	9.89	4.82
11/30/2018	9.92	0.21	(0.11)	0.10	(0.30)	9.72	1.00
4/19/2017 to 11/30/2017(f)	10.00	0.08	(0.01)	0.07	(0.15)	9.92	0.68	(d)
Class R5
5/31/2020(c)	9.89	0.10	(0.09)	0.01	(0.15)	9.75	0.11	(d)
11/30/2019	9.72	0.26	0.23	0.49	(0.32)	9.89	5.08
11/30/2018	9.92	0.23	(0.11)	0.12	(0.32)	9.72	1.25
4/19/2017 to 11/30/2017(f)	10.00	0.10	(0.02)	0.08	(0.16)	9.92	0.83	(d)
Class R6
5/31/2020(c)	9.89	0.13	(0.13)	–	(0.15)	9.74	0.05	(d)
11/30/2019	9.72	0.27	0.22	0.49	(0.32)	9.89	5.13
11/30/2018	9.92	0.24	(0.11)	0.13	(0.33)	9.72	1.34
4/19/2017 to 11/30/2017(f)	10.00	0.11	(0.02)	0.09	(0.17)	9.92	0.89	(d)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on April 19, 2017.

428	See Notes to Financial Statements.

Ratios to Average Net Assets:						Supplemental Data:

Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

0.65	(e)	1.20	(e)	2.13	(e)	$12	158	(d)
0.65		1.95		2.42		27	136
0.65		3.13		2.14		25	177
0.65	(e)	3.56	(e)	1.35	(e)	25	216

0.40	(e)	0.94	(e)	2.38	(e)	12	158	(d)
0.40		1.69		2.67		27	136
0.40		2.88		2.39		26	177
0.40	(e)	3.34	(e)	1.60	(e)	25	216

0.38	(e)	0.93	(e)	2.87	(e)	731	158	(d)
0.36		1.63		2.72		1,961	136
0.32		2.87		2.48		1,653	177
0.30	(e)	3.25	(e)	1.71	(e)	1,513	216

See Notes to Financial Statements.	429

Financial Highlights (unaudited)(continued)

SHORT DURATION INCOME FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net asset value, end of period	Total return(b) (%)
Class A
5/31/2020(c)	$4.21	$0.05	$(0.09)	$(0.04)	$(0.07)	$4.10	(1.04	)(d)
11/30/2019	4.14	0.12	0.10	0.22	(0.15)	4.21	5.48
11/30/2018	4.26	0.11	(0.07)	0.04	(0.16)	4.14	0.96
11/30/2017	4.31	0.09	0.02	0.11	(0.16)	4.26	2.55
11/30/2016	4.35	0.11	0.02	0.13	(0.17)	4.31	3.06
11/30/2015	4.50	0.10	(0.08)	0.02	(0.17)	4.35	0.46
Class C
5/31/2020(c)	4.23	0.04	(0.10)	(0.06)	(0.05)	4.12	(1.35	)(d)
11/30/2019	4.17	0.10	0.09	0.19	(0.13)	4.23	4.57
11/30/2018	4.29	0.09	(0.08)	0.01	(0.13)	4.17	0.35
11/30/2017	4.34	0.07	0.01	0.08	(0.13)	4.29	1.91
11/30/2016	4.38	0.08	0.02	0.10	(0.14)	4.34	2.42
11/30/2015	4.53	0.07	(0.08)	(0.01)	(0.14)	4.38	(0.16)
Class F
5/31/2020(c)	4.21	0.05	(0.09)	(0.04)	(0.07)	4.10	(0.99	)(d)
11/30/2019	4.14	0.13	0.10	0.23	(0.16)	4.21	5.58
11/30/2018	4.26	0.12	(0.08)	0.04	(0.16)	4.14	1.06
11/30/2017	4.31	0.10	0.01	0.11	(0.16)	4.26	2.65
11/30/2016	4.35	0.11	0.02	0.13	(0.17)	4.31	3.15
11/30/2015	4.50	0.11	(0.08)	0.03	(0.18)	4.35	0.57
Class F3
5/31/2020(c)	4.21	0.06	(0.10)	(0.04)	(0.07)	4.10	(0.91	)(d)
11/30/2019	4.14	0.13	0.10	0.23	(0.16)	4.21	5.75
11/30/2018	4.26	0.12	(0.07)	0.05	(0.17)	4.14	1.22
4/4/2017 to 11/30/2017(f)	4.30	0.07	–	0.07	(0.11)	4.26	1.62	(d)
Class I
5/31/2020(c)	4.21	0.05	(0.09)	(0.04)	(0.07)	4.10	(0.71	)(d)
11/30/2019	4.14	0.13	0.10	0.23	(0.16)	4.21	5.44
11/30/2018	4.25	0.12	(0.06)	0.06	(0.17)	4.14	1.40
11/30/2017	4.31	0.10	0.01	0.11	(0.17)	4.25	2.51
11/30/2016	4.35	0.12	0.02	0.14	(0.18)	4.31	3.26
11/30/2015	4.50	0.11	(0.08)	0.03	(0.18)	4.35	0.66
Class R2
5/31/2020(c)	4.21	0.04	(0.09)	(0.05)	(0.06)	4.10	(1.24	)(d)
11/30/2019	4.14	0.11	0.10	0.21	(0.14)	4.21	5.07
11/30/2018	4.26	0.10	(0.08)	0.02	(0.14)	4.14	0.56
11/30/2017	4.31	0.08	0.01	0.09	(0.14)	4.26	2.14
11/30/2016	4.35	0.09	0.02	0.11	(0.15)	4.31	2.66
11/30/2015	4.50	0.08	(0.08)	–	(0.15)	4.35	0.07

430	See Notes to Financial Statements.

Ratios to Average Net Assets:				Supplemental Data:

Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

0.59	(e)	2.55	(e)	$11,150,754	49	(d)
0.51		2.49		11,693,022	57
0.59		2.70		8,735,221	71
0.59		2.19		10,697,423	67
0.60		2.49		11,099,295	50
0.60		2.29		11,609,287	59

1.24	(e)	1.90	(e)	4,713,527	49	(d)
1.23		2.33		4,914,970	57
1.23		2.07		4,912,225	71
1.23		1.55		6,129,077	67
1.23		1.86		6,759,399	50
1.25		1.65		7,143,036	59

0.49	(e)	2.64	(e)	21,354,212	49	(d)
0.44		2.65		23,128,477	57
0.49		2.80		15,833,169	71
0.49		2.28		14,906,190	67
0.50		2.58		12,884,113	50
0.50		2.39		11,321,563	59

0.33	(e)	2.81	(e)	3,993,483	49	(d)
0.33		3.07		4,087,351	57
0.32		2.95		3,709,795	71
0.33	(e)	2.55	(e)	2,914,992	67

0.39	(e)	2.75	(e)	8,970,756	49	(d)
0.36		2.82		10,281,839	57
0.39		2.90		7,315,707	71
0.39		2.37		7,091,069	67
0.39		2.68		5,771,458	50
0.40		2.48		4,487,861	59

1.00	(e)	2.15	(e)	13,338	49	(d)
1.33		3.40		18,031	57
0.99		2.30		20,433	71
0.99		1.79		27,492	67
1.00		2.09		28,476	50
1.00		1.90		21,602	59

See Notes to Financial Statements.	431

Financial Highlights (unaudited)(continued)

SHORT DURATION INCOME FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net asset value, end of period	Total return(b) (%)
Class R3
5/31/2020(c)	$4.21	$0.04	$(0.09)	$(0.05)	$(0.06)	$4.10	(1.19	)(d)
11/30/2019	4.14	0.11	0.10	0.21	(0.14)	4.21	5.17
11/30/2018	4.26	0.10	(0.07)	0.03	(0.15)	4.14	0.67
11/30/2017	4.31	0.08	0.02	0.10	(0.15)	4.26	2.25
11/30/2016	4.35	0.10	0.02	0.12	(0.16)	4.31	2.77
11/30/2015	4.50	0.09	(0.08)	0.01	(0.16)	4.35	0.17
Class R4
5/31/2020(c)	4.22	0.05	(0.09)	(0.04)	(0.07)	4.11	(1.06	)(d)
11/30/2019	4.15	0.12	0.10	0.22	(0.15)	4.22	5.43
11/30/2018	4.27	0.11	(0.07)	0.04	(0.16)	4.15	0.93
11/30/2017	4.32	0.09	0.02	0.11	(0.16)	4.27	2.50
11/30/2016	4.36	0.10	0.03	0.13	(0.17)	4.32	3.00
6/30/2015 to 11/30/2015(g)	4.44	0.04	(0.05)	(0.01)	(0.07)	4.36	(0.23	)(d)
Class R5
5/31/2020(c)	4.20	0.05	(0.09)	(0.04)	(0.07)	4.09	(0.95	)(d)
11/30/2019	4.13	0.13	0.10	0.23	(0.16)	4.20	5.70
11/30/2018	4.25	0.12	(0.07)	0.05	(0.17)	4.13	1.16
11/30/2017	4.30	0.10	0.02	0.12	(0.17)	4.25	2.76
11/30/2016	4.35	0.11	0.02	0.13	(0.18)	4.30	3.03
6/30/2015 to 11/30/2015(g)	4.43	0.05	(0.06)	(0.01)	(0.07)	4.35	(0.14	)(d)
Class R6
5/31/2020(c)	4.21	0.06	(0.10)	(0.04)	(0.07)	4.10	(0.91	)(d)
11/30/2019	4.14	0.13	0.10	0.23	(0.16)	4.21	5.76
11/30/2018	4.26	0.13	(0.08)	0.05	(0.17)	4.14	1.23
11/30/2017	4.31	0.11	0.01	0.12	(0.17)	4.26	2.82
11/30/2016	4.35	0.12	0.02	0.14	(0.18)	4.31	3.34
6/30/2015 to 11/30/2015(g)	4.43	0.05	(0.05)	–	(0.08)	4.35	(0.10	)(d)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on April 4, 2017.
(g)	Commenced on June 30, 2015.

432	See Notes to Financial Statements.

Ratios to Average Net Assets:				Supplemental Data:

Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

0.90	(e)	2.25	(e)	$355,886	49	(d)
0.85		2.51		367,328	57
0.89		2.41		318,477	71
0.89		1.90		311,784	67
0.89		2.20		279,118	50
0.90		2.00		214,469	59

0.64	(e)	2.50	(e)	151,150	49	(d)
0.56		2.48		147,772	57
0.64		2.68		105,445	71
0.64		2.15		76,006	67
0.65		2.35		30,700	50
0.64	(e)	2.40	(e)	197	59

0.39	(e)	2.76	(e)	73,956	49	(d)
0.33		2.63		70,274	57
0.39		2.94		45,264	71
0.39		2.39		24,140	67
0.40		2.64		10,791	50
0.40	(e)	2.46	(e)	118	59

0.33	(e)	2.82	(e)	841,132	49	(d)
0.29		2.73		857,139	57
0.33		3.00		551,235	71
0.33		2.46		289,557	67
0.33		2.77		174,247	50
0.35	(e)	2.57	(e)	223,498	59

See Notes to Financial Statements.	433

Financial Highlights (unaudited)(continued)

TOTAL RETURN FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
5/31/2020(c)	$10.49	$0.11	$0.11	$0.22	$(0.14)	$–	$(0.14)
11/30/2019	9.86	0.28	0.66	0.94	(0.31)	–	(0.31)
11/30/2018	10.36	0.28	(0.46)	(0.18)	(0.32)	–	(0.32)
11/30/2017	10.29	0.22	0.15	0.37	(0.27)	(0.03)	(0.30)
11/30/2016	10.29	0.23	0.08	0.31	(0.29)	(0.02)	(0.31)
11/30/2015	10.66	0.22	(0.23)	(0.01)	(0.30)	(0.06)	(0.36)
Class C
5/31/2020(c)	10.48	0.08	0.11	0.19	(0.11)	–	(0.11)
11/30/2019	9.85	0.21	0.66	0.87	(0.24)	–	(0.24)
11/30/2018	10.35	0.21	(0.45)	(0.24)	(0.26)	–	(0.26)
11/30/2017	10.28	0.15	0.15	0.30	(0.20)	(0.03)	(0.23)
11/30/2016	10.28	0.16	0.08	0.24	(0.22)	(0.02)	(0.24)
11/30/2015	10.65	0.15	(0.23)	(0.08)	(0.23)	(0.06)	(0.29)
Class F
5/31/2020(c)	10.48	0.11	0.13	0.24	(0.15)	–	(0.15)
11/30/2019	9.86	0.29	0.65	0.94	(0.32)	–	(0.32)
11/30/2018	10.36	0.29	(0.46)	(0.17)	(0.33)	–	(0.33)
11/30/2017	10.29	0.23	0.15	0.38	(0.28)	(0.03)	(0.31)
11/30/2016	10.29	0.24	0.08	0.32	(0.30)	(0.02)	(0.32)
11/30/2015	10.66	0.23	(0.23)	–	(0.31)	(0.06)	(0.37)
Class F3
5/31/2020(c)	10.49	0.12	0.12	0.24	(0.16)	–	(0.16)
11/30/2019	9.87	0.31	0.65	0.96	(0.34)	–	(0.34)
11/30/2018	10.36	0.31	(0.44)	(0.13)	(0.36)	–	(0.36)
4/4/2017 to 11/30/2017(f)	10.33	0.18	0.05	0.23	(0.20)	–	(0.20)
Class I
5/31/2020(c)	10.50	0.12	0.12	0.24	(0.15)	–	(0.15)
11/30/2019	9.88	0.30	0.65	0.95	(0.33)	–	(0.33)
11/30/2018	10.38	0.30	(0.45)	(0.15)	(0.35)	–	(0.35)
11/30/2017	10.31	0.24	0.15	0.39	(0.29)	(0.03)	(0.32)
11/30/2016	10.31	0.25	0.08	0.33	(0.31)	(0.02)	(0.33)
11/30/2015	10.68	0.24	(0.23)	0.01	(0.32)	(0.06)	(0.38)
Class P
5/31/2020(c)	10.53	0.10	0.12	0.22	(0.13)	–	(0.13)
11/30/2019	9.91	0.25	0.65	0.90	(0.28)	–	(0.28)
11/30/2018	10.41	0.25	(0.45)	(0.20)	(0.30)	–	(0.30)
11/30/2017	10.34	0.19	0.15	0.34	(0.24)	(0.03)	(0.27)
11/30/2016	10.34	0.20	0.09	0.29	(0.27)	(0.02)	(0.29)
11/30/2015	10.71	0.20	(0.24)	(0.04)	(0.27)	(0.06)	(0.33)

434	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$10.57	2.12 (d)	0.67	(e)	0.67	(e)	2.34	(e)	$1,304,356	291	(d)
10.49	9.62	0.68		0.68		2.68		1,275,715	736
9.86	(1.71)	0.68		0.72		2.74		1,150,292	643
10.36	3.65	0.68		0.80		2.11		1,269,964	472
10.29	3.02	0.68		0.81		2.19		1,341,883	443
10.29	(0.12)	0.68		0.83		2.11		1,224,398	434

10.56	1.80 (d)	1.30	(e)	1.30	(e)	1.72	(e)	114,789	291	(d)
10.48	8.95	1.30		1.30		2.08		118,447	736
9.85	(2.32)	1.30		1.35		2.10		123,735	643
10.35	2.99	1.32		1.43		1.47		170,287	472
10.28	2.36	1.33		1.46		1.55		210,158	443
10.28	(0.77)	1.32		1.47		1.46		199,731	434

10.57	2.26 (d)	0.57	(e)	0.57	(e)	2.44	(e)	943,950	291	(d)
10.48	9.62	0.58		0.58		2.78		960,498	736
9.86	(1.61)	0.58		0.62		2.83		822,274	643
10.36	3.74	0.58		0.69		2.18		901,918	472
10.29	3.12	0.58		0.71		2.26		851,069	443
10.29	(0.02)	0.58		0.73		2.20		548,514	434

10.57	2.27 (d)	0.37	(e)	0.37	(e)	2.65	(e)	689,229	291	(d)
10.49	9.83	0.38		0.38		2.98		664,783	736
9.87	(1.31)	0.37		0.40		3.05		632,109	643
10.36	2.22 (d)	0.35	(e)	0.48	(e)	2.58	(e)	581,363	472

10.59	2.33 (d)	0.43	(e)	0.47	(e)	2.59	(e)	404,321	291	(d)
10.50	9.76	0.44		0.48		2.93		405,218	736
9.88	(1.48)	0.45		0.52		2.97		376,595	643
10.38	3.85	0.48		0.60		2.31		380,442	472
10.31	3.23	0.48		0.61		2.40		299,530	443
10.31	0.08	0.48		0.63		2.31		299,438	434

10.62	2.08 (d)	0.93	(e)	0.93	(e)	2.10	(e)	606	291	(d)
10.53	9.21	0.93		0.93		2.45		528	736
9.91	(1.93)	0.93		0.97		2.49		555	643
10.41	3.38	0.93		1.05		1.85		650	472
10.34	2.76	0.93		1.06		1.94		983	443
10.34	(0.35)	0.93		1.08		1.86		2,754	434

See Notes to Financial Statements.	435

Financial Highlights (unaudited)(continued)

TOTAL RETURN FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
5/31/2020(c)	$10.48	$0.09	$0.12	$0.21	$(0.12)	$–	$(0.12)
11/30/2019	9.86	0.24	0.65	0.89	(0.27)	–	(0.27)
11/30/2018	10.36	0.23	(0.45)	(0.22)	(0.28)	–	(0.28)
11/30/2017	10.29	0.18	0.15	0.33	(0.23)	(0.03)	(0.26)
11/30/2016	10.29	0.19	0.08	0.27	(0.25)	(0.02)	(0.27)
11/30/2015	10.66	0.18	(0.23)	(0.05)	(0.26)	(0.06)	(0.32)
Class R3
5/31/2020(c)	10.48	0.10	0.11	0.21	(0.12)	–	(0.12)
11/30/2019	9.86	0.25	0.65	0.90	(0.28)	–	(0.28)
11/30/2018	10.36	0.24	(0.45)	(0.21)	(0.29)	–	(0.29)
11/30/2017	10.29	0.19	0.15	0.34	(0.24)	(0.03)	(0.27)
11/30/2016	10.29	0.20	0.08	0.28	(0.26)	(0.02)	(0.28)
11/30/2015	10.66	0.19	(0.23)	(0.04)	(0.27)	(0.06)	(0.33)
Class R4
5/31/2020(c)	10.49	0.11	0.11	0.22	(0.14)	–	(0.14)
11/30/2019	9.86	0.27	0.66	0.93	(0.30)	–	(0.30)
11/30/2018	10.36	0.27	(0.45)	(0.18)	(0.32)	–	(0.32)
11/30/2017	10.29	0.22	0.14	0.36	(0.26)	(0.03)	(0.29)
11/30/2016	10.29	0.21	0.10	0.31	(0.29)	(0.02)	(0.31)
6/30/2015 to 11/30/2015(g)	10.41	0.10	(0.10)	–	(0.12)	–	(0.12)
Class R5
5/31/2020(c)	10.49	0.12	0.11	0.23	(0.15)	–	(0.15)
11/30/2019	9.86	0.30	0.66	0.96	(0.33)	–	(0.33)
11/30/2018	10.36	0.30	(0.46)	(0.16)	(0.34)	–	(0.34)
11/30/2017	10.29	0.24	0.15	0.39	(0.29)	(0.03)	(0.32)
11/30/2016	10.30	0.24	0.08	0.32	(0.31)	(0.02)	(0.33)
6/30/2015 to 11/30/2015(g)	10.43	0.10	(0.10)	–	(0.13)	–	(0.13)
Class R6
5/31/2020(c)	10.49	0.12	0.13	0.25	(0.16)	–	(0.16)
11/30/2019	9.87	0.31	0.65	0.96	(0.34)	–	(0.34)
11/30/2018	10.37	0.31	(0.45)	(0.14)	(0.36)	–	(0.36)
11/30/2017	10.30	0.25	0.15	0.40	(0.30)	(0.03)	(0.33)
11/30/2016	10.30	0.26	0.09	0.35	(0.33)	(0.02)	(0.35)
6/30/2015 to 11/30/2015(g)	10.43	0.12	(0.11)	0.01	(0.14)	–	(0.14)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on April 4, 2017.
(g)	Commenced on June 30, 2015.

436	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$10.57	2.01	(d)	1.08	(e)	1.08	(e)	1.94	(e)	$3,113	291	(d)
10.48	9.08		1.08		1.08		2.31		3,501	736
9.86	(2.10)		1.08		1.13		2.31		4,898	643
10.36	3.24		1.08		1.20		1.69		8,150	472
10.29	2.62		1.08		1.21		1.79		7,419	443
10.29	(0.52)		1.08		1.23		1.72		6,070	434

10.57	2.06	(d)	0.98	(e)	0.98	(e)	2.04	(e)	87,167	291	(d)
10.48	9.19		0.98		0.98		2.40		93,652	736
9.86	(2.00)		0.98		1.02		2.43		107,380	643
10.36	3.34		0.98		1.09		1.79		133,227	472
10.29	2.72		0.98		1.11		1.90		137,112	443
10.29	(0.41)		0.97		1.13		1.83		130,149	434

10.57	2.09	(d)	0.73	(e)	0.73	(e)	2.30	(e)	64,878	291	(d)
10.49	9.56		0.73		0.73		2.64		66,840	736
9.86	(1.76)		0.73		0.77		2.70		63,160	643
10.36	3.60		0.73		0.84		2.05		68,972	472
10.29	2.98		0.73		0.86		2.03		25,290	443
10.29	0.03	(d)	0.68	(e)	0.89	(e)	2.33	(e)	986	434

10.57	2.22	(d)	0.47	(e)	0.47	(e)	2.55	(e)	107,459	291	(d)
10.49	9.84		0.49		0.49		2.88		127,807	736
9.86	(1.51)		0.48		0.52		2.94		85,701	643
10.36	3.87		0.48		0.60		2.32		91,931	472
10.29	3.01		0.48		0.62		2.27		10,707	443
10.30	0.13	(d)	0.47	(e)	0.63	(e)	2.36	(e)	20	434

10.58	2.37	(d)	0.37	(e)	0.37	(e)	2.65	(e)	340,497	291	(d)
10.49	9.84		0.38		0.38		2.97		364,578	736
9.87	(1.40)		0.37		0.40		3.07		220,216	643
10.37	3.98		0.36		0.48		2.45		161,412	472
10.30	3.35		0.36		0.49		2.47		63,662	443
10.30	0.09	(d)	0.34	(e)	0.51	(e)	2.69	(e)	7,867	434

See Notes to Financial Statements.	437

Financial Highlights (unaudited)(continued)

ULTRA SHORT BOND FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net asset value, end of period	Total return(b) (%)
Class A
5/31/2020(c)	$10.03	$0.08	$(0.04)	$0.04	$(0.08)	$9.99	0.45	(d)
11/30/2019	10.00	0.24	0.03	0.27	(0.24)	10.03	2.87
11/30/2018	10.01	0.21	(0.02)	0.19	(0.20)	10.00	1.84
11/30/2017	10.00	0.13	–	0.13	(0.12)	10.01	1.30
10/12/2016 to 11/30/2016(f)	10.00	0.01	0.01	0.02	(0.02)	10.00	0.15	(d)
Class A1
5/31/2020(c)	10.03	0.07	(0.02)	0.05	(0.08)	10.00	0.50	(d)
7/31/2019 to 11/30/2019(g)	10.02	0.05	0.03	0.08	(0.07)	10.03	0.79	(d)
Class F
5/31/2020(c)	10.03	0.08	(0.03)	0.05	(0.09)	9.99	0.48	(d)
11/30/2019	10.00	0.25	0.03	0.28	(0.25)	10.03	2.82
11/30/2018	10.01	0.22	(0.02)	0.20	(0.21)	10.00	1.98
11/30/2017	10.00	0.13	–	0.13	(0.12)	10.01	1.34
10/12/2016 to 11/30/2016(f)	10.00	0.01	0.01	0.02	(0.02)	10.00	0.16	(d)
Class F3
5/31/2020(c)	10.03	0.09	(0.04)	0.05	(0.09)	9.99	0.55	(d)
11/30/2019	10.00	0.26	0.03	0.29	(0.26)	10.03	2.97
11/30/2018	10.01	0.23	(0.02)	0.21	(0.22)	10.00	2.13
4/4/2017 to 11/30/2017(h)	10.01	0.10	–	0.10	(0.10)	10.01	0.96	(d)
Class I
5/31/2020(c)	10.03	0.08	(0.03)	0.05	(0.09)	9.99	0.53	(d)
11/30/2019	9.99	0.26	0.04	0.30	(0.26)	10.03	3.03
11/30/2018	10.01	0.23	(0.03)	0.20	(0.22)	9.99	1.99
11/30/2017	10.00	0.15	–	0.15	(0.14)	10.01	1.46
10/12/2016 to 11/30/2016(f)	10.00	0.01	0.01	0.02	(0.02)	10.00	0.17	(d)
Class R5
5/31/2020(c)	10.03	0.08	(0.03)	0.05	(0.09)	9.99	0.53	(d)
11/30/2019	10.00	0.26	0.03	0.29	(0.26)	10.03	2.94
11/30/2018	10.01	0.23	(0.02)	0.21	(0.22)	10.00	2.11
11/30/2017	10.00	0.14	0.01	0.15	(0.14)	10.01	1.48
10/12/2016 to 11/30/2016(f)	10.00	0.01	0.01	0.02	(0.02)	10.00	0.17	(d)

438	See Notes to Financial Statements.

Ratios to Average Net Assets:						Supplemental Data:

Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

0.43	(e)	0.46	(e)	1.72	(e)	$11,214,536	46	(d)
0.41		0.48		2.39		11,938,003	46
0.40		0.49		2.11		6,688,131	23
0.40		0.51		1.28		1,550,462	23
0.40	(e)	3.62	(e)	0.82	(e)	5,297	2

0.52	(e)	0.55	(e)	1.57	(e)	6,561	46	(d)
0.48	(e)	0.55	(e)	1.56	(e)	2,860	46

0.38	(e)	0.41	(e)	1.77	(e)	6,180,367	46	(d)
0.36		0.43		2.47		6,539,665	46
0.35		0.44		2.18		4,603,442	23
0.35		0.44		1.32		552,335	23
0.35	(e)	3.57	(e)	0.86	(e)	250	2

0.23	(e)	0.27	(e)	1.90	(e)	310,006	46	(d)
0.22		0.29		2.62		282,582	46
0.22		0.30		2.27		271,727	23
0.21	(e)	0.34	(e)	1.50	(e)	50,096	23

0.28	(e)	0.31	(e)	1.90	(e)	1,216,542	46	(d)
0.26		0.33		2.56		1,803,798	46
0.25		0.35		2.32		1,291,802	23
0.25		0.39		1.45		115,193	23
0.25	(e)	3.47	(e)	0.96	(e)	4,631	2

0.29	(e)	0.31	(e)	1.75	(e)	6,228	46	(d)
0.26		0.33		2.63		1,369	46
0.25		0.35		2.29		1,716	23
0.25		0.53		1.35		292	23
0.25	(e)	3.47	(e)	0.96	(e)	250	2

See Notes to Financial Statements.	439

Financial Highlights (unaudited)(concluded)

ULTRA SHORT BOND FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net asset value, end of period	Total return(b) (%)
Class R6
5/31/2020(c)	$10.03	$0.08	$(0.01)	$0.07	$(0.10)	$10.00	0.65	(d)
11/30/2019	10.00	0.26	0.03	0.29	(0.26)	10.03	2.96
11/30/2018	10.01	0.24	(0.03)	0.21	(0.22)	10.00	2.13
11/30/2017	10.00	0.14	0.01	0.15	(0.14)	10.01	1.53
10/12/2016 to 11/30/2016(f)	10.00	0.01	0.01	0.02	(0.02)	10.00	0.18	(d)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and A1 does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on October 12, 2016.
(g)	Commenced on July 31, 2019.
(h)	Commenced on April 4, 2017.

440	See Notes to Financial Statements.

Ratios to Average Net Assets:						Supplemental Data:

Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

0.23	(e)	0.27	(e)	1.85	(e)	$50,195	46	(d)
0.22		0.29		2.55		11,572	46
0.23		0.30		2.35		7,075	23
0.20		0.50		1.41		314	23
0.20	(e)	3.44	(e)	1.01	(e)	250	2

See Notes to Financial Statements.	441

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on August 16, 1993.

The Trust currently consists of fourteen funds as of May 31, 2020. This report covers the following twelve funds (separately, a “Fund” and collectively, the “Funds”) and their respective active share classes at May 31, 2020:

Funds	Classes
Lord Abbett Convertible Fund (“Convertible Fund”)	A, C, F, F3, I, P, R2, R3, R4, R5, and R6
Lord Abbett Core Fixed Income Fund (“Core Fixed Income Fund”)	A, C, F, F3 I, P, R2, R3, R4, R5, and R6
Lord Abbett Core Plus Bond Fund (“Core Plus Bond Fund”)	A, C, F, F3, I, R3, R4, R5, and R6
Lord Abbett Corporate Bond Fund (“Corporate Bond Fund”)	A, C, F, F3, I, R2, R3, R4, R5, and R6
Lord Abbett Floating Rate Fund (“Floating Rate Fund”)	A, C, F, F3, I, R2, R3, R4, R5, and R6
Lord Abbett High Yield Fund (“High Yield Fund”)	A, C, F, F3, I, P, R2, R3, R4, R5, and R6
Lord Abbett Income Fund (“Income Fund”)	A, C, F, F3, I, R2, R3, R4, R5, and R6
Lord Abbett Inflation Focused Fund (“Inflation Focused Fund”)	A, C, F, F3, I, R2, R3, R4, R5, and R6
Lord Abbett Short Duration Core Bond Fund (“Short Duration Core Bond Fund”)	A, C, F, F3, I, R3, R4, R5, and R6
Lord Abbett Short Duration Income Fund (“Short Duration Income Fund”)	A, C, F, F3, I, R2, R3, R4, R5, and R6
Lord Abbett Total Return Fund (“Total Return Fund”)	A, C, F, F3, I, P, R2, R3, R4, R5, and R6
Lord Abbett Ultra Short Bond Fund (“Ultra Short Bond Fund”)	A, A1, F, F3, I, R5, and R6

The Funds’ Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Funds’ prospectus. Short Duration Core Bond Fund’s Class R2 shares fully redeemed on May 15, 2020. Core Plus Bond Fund’s Class R2 shares fully redeemed on June 2, 2020.

Convertible Fund’s investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return. Corporate Bond Fund’s investment objective is to seek current income. Each of Core Fixed Income Fund’s, Core Plus Bond Fund’s and Total Return Fund’s investment objective is to seek income and capital appreciation to produce a high total return. Floating Rate Fund’s investment objective is to seek a high level of current income. High Yield Fund’s investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return. Each of Income Fund’s and Short Duration Income Fund’s investment objective is to seek a high level of income consistent with preservation of capital. Inflation Focused Fund’s primary investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle. As a secondary objective, the Fund seeks current income. Each of Short Duration Core Bond Fund’s and Ultra Short Bond Fund’s investment objective is to seek current income consistent with the preservation of capital.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A and A1 shares. There is no front-end sales charge in the case of Class C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class A1 shares purchased without a sales charge and redeemed before the first day of the month in which the eighteenth month anniversary of the purchase falls (subject to certain exceptions as set forth in

Notes to Financial Statements (unaudited)(continued)

each Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase. Effective June 30, 2020, Class C shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted, provided that the Fund or financial intermediary through which a shareholder purchased Class C shares has records verifying that the C shares have been held at least eight years. The first conversion of Class C to A Shares under this new policy would take place on July 25, 2020 for all Class C shares that were held for more than eight years as of June 30, 2020. Prior to June 30, 2020, Class C shares converted following the tenth anniversary of the month on which the purchase order was accepted.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may

Notes to Financial Statements (unaudited)(continued)

use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest on the Statements of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal years ended November 30, 2016 through November 30, 2019. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, A1, C, F, P, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain (loss) on foreign currency related transactions in each Fund’s Statement of

Notes to Financial Statements (unaudited)(continued)

Operations. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–Each Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts in each Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized gain (loss) on forward foreign currency exchange contracts in each Fund’s Statement of Operations.

(h)	Futures Contracts–Each Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(j)	TBA Sale Commitments–Each Fund may enter into TBA sale commitments to hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an

Notes to Financial Statements (unaudited)(continued)

offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Investment Valuation” above. The contract is adjusted to market value daily and the change in market value is recorded by each Fund as unrealized appreciation (depreciation). If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, each Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

(k)	Mortgage Dollar Rolls–Each Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(l)	Commercial Paper–Each Fund may purchase commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

(m)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(n)	Reverse Repurchase Agreements-Each Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security later at a set price. Reverse repurchase agreements expose the Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to the Fund). Engaging in reverse repurchase agreements also may involve the use of leverage, in that the Fund may reinvest the cash it receives in additional securities. Reverse repurchase agreements involve the risk that the market value of the securities to be repurchased by the Fund may decline below the repurchase price.

(o)	Floating Rate Loans-Each Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a

Notes to Financial Statements (unaudited)(continued)

spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which each Fund invests may be subject to some restrictions on resale. For example, each Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statement of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments presented on the Statement of Assets and Liabilities represents mark to market of the unfunded portion of the Fund’s floating rate notes. As of May 31, 2020, the following Funds had unfunded loan commitments:

	Floating Rate Fund	High Yield Fund
EyeCare Partners, LLC 2020 Delayed Draw Term Loan	$4,289,626	$1,240,702
MED ParentCo LP 1st Lien Delayed Draw Term Loan	1,993,210	–
Spectacle Gary Holdings LLC Delayed Draw Term Loan	722,377	510,197
United PF Holdings, LLC 2019 Delayed Draw Term Loan	1,947,254	872,981
Revlon Consumer Products Corporation 2020 Additonal Term Lona	–	848,000
Montreign Bridge Term Loan	4,222,239	2,421,407
Total	$13,174,706	$5,893,287

(p)	Inflation-Linked Derivatives–Inflation Focused Fund may invest in inflation-linked derivatives, such as Consumer Price Index Swap Agreements (“CPI swaps”). A CPI swap is a contract in which one party agrees to pay a fixed rate in exchange for a variable rate, which is the rate of change in the CPI during the life of the contract. Payments are based on a notional amount of principal. The Fund will normally enter into CPI swap contracts on a zero coupon basis, meaning that the floating rate will be based on the cumulative CPI during the life of the contract, and the fixed rate will compound until the swap’s maturity date, at which point the payments are netted. The swaps are valued daily and any unrealized gain (loss) is included in the Net change in unrealized appreciation/depreciation on swaps in the Fund’s Statement of Operations. A liquidation payment received or made at the termination or maturity of the swap is recorded in realized gain (loss) and is included in Net realized gain (loss) on swaps in the Fund’s Statement of Operations. Daily changes in valuation of centrally cleared CPI swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. For the centrally cleared CPI swaps, there was minimal counterparty risk to the Fund, since such CPI swaps entered into were traded through a central clearinghouse, which guarantees against default.

(q)	Credit Default Swaps–Each Fund may enter into credit default swap contracts. As a seller of a credit default swap contract (“seller of protection”), a Fund is required to pay the notional

Notes to Financial Statements (unaudited)(continued)

amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), a Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indices. These credit indices are comprised of a basket of securities representing a particular sector of the market.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by a Fund, payment of the agreed-upon amount made by a Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by a Fund, the agreed-upon amount received by a Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by a Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where a Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based. For the centrally cleared credit default swaps, there was minimal counterparty risk to the Fund, since such credit default swaps entered into were traded through a central clearinghouse, which guarantees against default.

(r)	Total Return Swaps–Each Fund may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market. Each Fund may agree to make payments that are the equivalent of interest in exchange

Notes to Financial Statements (unaudited)(continued)

for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap. If the value of the asset underlying a total return swap declines over the term of the swap, each Fund also may be required to pay an amount equal to that decline in value to their counterparty.

(s)	Interest Rate Swaps–Each Fund may enter into interest rate swap agreements. Pursuant to interest rate swap agreements, a Fund either makes floating-rate payments to the counterparty (or Central counterparty clearing house (“CCP”) in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or a Fund makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. A Fund is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

(t)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of May 31, 2020 and, if applicable, Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

Notes to Financial Statements (unaudited)(continued)

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Due to changes in the valuation methods and inputs used, investments at the beginning of the period value may be transferred from Level 1and Level 2 into Level 3 in the disclosure hierarchy. As of May 31, 2020, each Fund used third-party pricing information, which utilized significant unobservable inputs in determining the value of these investments.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee is based on each Fund’s average daily net assets at the following annual rates:

Convertible Fund		Income Fund
First $1 billion	.70%	First $3 billion	.38%
Next $1 billion	.60%	Next $7 billion	.35%
Over $2 billion	.57%	Over $10 billion	.34%

Core Fixed Income Fund		Inflation Focused Fund
First $1 billion	.24%	First $2 billion	.30%
Next $1 billion	.21%	Next $3 billion	.28%
Over $2 billion	.20%	Over $5 billion	.26%

Core Plus Bond Fund		Short Duration Core Bond Fund
First $4 billion	.28%	First $1 billion	.30%
Next $11 billion	.26%	Next $1 billion	.25%
Over $15 billion	.25%	Over $2 billion	.20%

Corporate Bond Fund		Short Duration Income Fund
First $2 billion	.40%	First $1 billion	.35%
Over $2 billion	.35%	Next $1 billion	.30%
		Over $2 billion	.25%

Floating Rate Fund		Total Return Fund
First $1 billion	.50%	First $4 billion	.28%
Over $1 billion	.45%	Next $11 billion	.26%
		Over $15 billion	.25%

High Yield Fund		Ultra Short Bond Fund	.17%*
First $1 billion	.60%
Next $1 billion	.55%
Over $2 billion	.50%

*	Prior to April 1, 2020, the management fee for the Ultra Short Bond Fund was .20%.

Notes to Financial Statements (unaudited)(continued)

For the six months ended May 31, 2020, the effective management fee, net of waivers, was the following annualized rate of each Fund’s average daily net assets:

Net Effective Management Fee
Convertible Fund	.71%
Core Fixed Income Fund	.23%
Core Plus Bond Fund	.20%
Corporate Bond Fund	.00%
Floating Rate Fund	.46%
High Yield Fund	.53%
Income Fund	.38%
Inflation Focused Fund	.30%
Short Duration Core Bond Fund	.00%
Short Duration Income Fund	.25%
Total Return Fund	.28%
Ultra Short Bond Fund	.16%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets.

For the period ended May 31, 2020 and continuing through March 31, 2021, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses for each class, excluding 12b-1 fees, to the following annual rates:

	Effective April 1, 2020			Prior to April 1, 2020
	Classes*			Classes*
Fund	A, C, F, I, P, R2, R3, R4 and R5	A1	F3 and R6	A, A1, C, F, I, P, R2, R3, R4 and R5	F3 and R6
Core Plus Bond Fund	.48%	–	.39%	.48%	.46%
Corporate Bond Fund	.48%	–	.45%	.48%	.43%
Short Duration Core Bond Fund	.40%	–	.34%	.40%	.38%
Ultra Short Bond Fund	–	.27%	–	.27%	.22%

*	If applicable.

For the period ended May 31, 2020 and continuing through March 31, 2021, Lord Abbett has contractually agreed to waive Core Fixed Income Fund’s and Total Return Fund’s Class I shareholder servicing expenses at an annual rate of 0.04% of the Fund’s average daily net assets.

All contractual management fee waiver and expense reimbursement agreements between the Funds and Lord Abbett may be terminated only upon the approval of the Board.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, A1, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Notes to Financial Statements (unaudited)(continued)

Fees*	Class A		Class A1		Class C(1)	Class F(2)	Class P	Class R2	Class R3	Class R4
Service	.15%		25%	(4)	.25%	–	.25%	.25%	.25%	.25%
Distribution	.05%	(3)	–		.75%	.10%	.20%	.35%	.25%	–

*	Each Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)	The 12b-1 fees each Fund pays on Class C shares is a blended rate based on 1.00% of each Fund’s average daily net assets attributable to Class C shares held for less than one year and .80% (.25% service, .55% distribution) of each Fund’s average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of a Fund will bear 12b-1 fees at the same rate.
(2)	The Class F Share Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Funds’ prospectus.
(3)	Distribution fees not applicable to Ultra Short Bond Fund.
(4)	Class A1 is only for Ultra Short Bond Fund.

Class F3, I, R5, and R6 shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended May 31, 2020:

	Distributor Commissions	Dealers’ Concessions
Convertible Fund	$12,424	$80,331
Core Fixed Income Fund	49,367	306,834
Core Plus Bond Fund	14,930	90,400
Corporate Bond Fund	488	2,593
Floating Rate Fund	61,830	381,319
High Yield Fund	45,863	309,711
Income Fund	106,022	628,676
Inflation Focused Fund	1,349	7,860
Short Duration Core Bond Fund	1,476	8,438
Short Duration Income Fund	652,003	3,996,049
Total Return Fund	92,687	568,526
Ultra Short Bond Fund	–	–

Distributor received the following amount of CDSCs for the six months ended May 31, 2020:

	Class A	Class C
Convertible Fund	$2,475	$805
Core Fixed Income Fund	14,709	4,894
Core Plus Bond Fund	–	251
Corporate Bond Fund	–	–
Floating Rate Fund	185,609	72,076
High Yield Fund	50,752	29,312
Income Fund	38,536	16,766
Inflation Focused Fund	244	503
Short Duration Core Bond Fund	–	–
Short Duration Income Fund	2,397,482	830,649
Total Return Fund	25,370	10,094
Ultra Short Bond Fund	15	–

Other Related Parties

As of May 31, 2020, the percentages of Convertible Fund’s, Core Fixed Income Fund’s, High Yield Fund’s, Inflation Focused Fund’s and Ultra Short Bond Fund’s outstanding shares owned by each

Notes to Financial Statements (unaudited)(continued)

Fund that invests principally in affiliated mutual funds managed by Lord Abbett (“Fund of Funds”) were as follows:

Underlying Funds
Fund of Funds	Convertible Fund	Core Fixed Income Fund	High Yield Fund	Inflation Focused Fund	Ultra Short Bond Fund
Lord Abbett Multi-Asset Balanced Opportunity Fund	16.95%	7.14%	5.01%	9.39%	–
Lord Abbett Multi-Asset Income Fund	6.82%	10.96%	2.70%	8.60%	0.22%

One Trustee and certain of the Trust’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly for Core Fixed Income Fund, Core Plus Bond Fund, Corporate Bond Fund, Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund, Short Duration Core Bond Fund, Short Duration Income Fund, Total Return Fund and Ultra Short Bond Fund and declared and paid quarterly for Convertible Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended May 31, 2020 and fiscal year ended November 30, 2019 were as follows:

	Convertible Fund		Core Fixed Income Fund
	Six Months Ended 5/31/2020 (unaudited)	Year Ended 11/30/2019	Six Months Ended 5/31/2020 (unaudited)	Year Ended 11/30/2019
Distributions paid from:
Ordinary income	$27,211,382	$33,166,231	$19,369,283	$33,915,312
Net long-term capital gains	24,951,538	24,740,215	–	–
Total distributions paid	$52,162,920	$57,906,446	$19,369,283	$33,915,312

	Core Plus Fixed Income Fund		Corporate Bond Fund
	Six Months Ended 5/31/2020 (unaudited)	Year Ended 11/30/2019	Six Months Ended 5/31/2020 (unaudited)	Year Ended 11/30/2019
Distributions paid from:
Ordinary income	$5,058,993	$2,331,229	$150,027	$268,394
Net long-term capital gains	315,760	–	–	–
Total distributions paid	$5,374,753	$2,331,229	$150,027	$268,394

Notes to Financial Statements (unaudited)(continued)

	Floating Rate Fund		High Yield Fund
	Six Months Ended 5/31/2020 (unaudited)	Year Ended 11/30/2019	Six Months Ended 5/31/2020 (unaudited)	Year Ended 11/30/2019
Distributions paid from:
Ordinary income	$207,780,110	$645,093,634	$193,226,552	$387,405,626
Total distributions paid	$207,780,110	$645,093,634	$193,226,552	$387,405,626

	Income Fund		Inflation Focused Fund
	Six Months Ended 5/31/2020 (unaudited)	Year Ended 11/30/2019	Six Months Ended 5/31/2020 (unaudited)	Year Ended 11/30/2019
Distributions paid from:
Ordinary income	$52,785,596	$94,124,145	$16,847,339	$50,177,970
Total distributions paid	$52,785,596	$94,124,145	$16,847,339	$50,177,970

	Short Duration Core Bond Fund		Short Duration Income Fund
	Six Months Ended 5/31/2020 (unaudited)	Year Ended 11/30/2019	Six Months Ended 5/31/2020 (unaudited)	Year Ended 11/30/2019
Distributions paid from:
Ordinary income	$824,147	$702,810	$880,793,166	$1,776,900,094
Total distributions paid	$824,147	$702,810	$880,793,166	$1,776,900,094

	Total Return Fund		Ultra Short Bond Fund
	Six Months Ended 5/31/2020 (unaudited)	Year Ended 11/30/2019	Six Months Ended 5/31/2020 (unaudited)	Year Ended 11/30/2019
Distributions paid from:
Ordinary income	$57,027,140	$118,748,175	$177,152,901	$413,980,782
Net long-term capital gains	–	–	–	1,105,427
Total distributions paid	$57,027,140	$118,748,175	$177,152,901	$415,086,209

As of May 31, 2020, the following funds had capital losses, which will carry forward indefinitely:

Indefinate
Core Fixed Income Fund	$10,743,568
Corporate Bond Fund	171,014
Floating Rate Fund	666,094,302
High Yield Fund	217,891,731
Income Fund	29,629,213
Inflation Focused Fund	101,420,947
Short Duration Core Bond Fund	157,192
Short Duration Income Fund	2,409,425,806
Total Return Fund	55,681,902

In accordance with the Regulated Investment Company Modernization Act of 2010, each Fund will carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will also retain their character as either short-term or long-term losses.

Notes to Financial Statements (unaudited)(continued)

As of May 31, 2020, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

	Convertible Fund	Core Fixed Income Fund	Core Plus Bond Fund
Tax cost	$718,704,409	$2,448,238,718	$304,769,419
Gross unrealized gain	117,321,047	46,176,848	4,969,568
Gross unrealized loss	(12,118,110)	(23,681,867)	(8,742,133)
Net unrealized security gain	$105,202,937	$22,494,981	$(3,772,565)

	Corporate Bond Fund	Floating Rate Fund	High Yield Fund
Tax cost	$8,629,664	$6,717,522,686	$7,606,328,550
Gross unrealized gain	291,849	76,286,631	297,958,398
Gross unrealized loss	(153,783)	(535,176,889)	(374,771,338)
Net unrealized security gain (loss)	$138,066	$(458,890,258)	$(76,812,940)

	Income Fund	Inflation Focused Fund	Short Duration Core Bond Fund
Tax cost	$2,650,700,775	$709,081,244	$59,655,453
Gross unrealized gain	87,538,210	73,004,803	597,065
Gross unrealized loss	(122,498,924)	(349,713,913)	(1,059,739)
Net unrealized security loss	$(34,960,714)	$(276,709,110)	$(462,674)

	Short Duration Income Fund	Total Return Fund	Ultra Short Bond Fund
Tax cost	$53,934,807,088	$4,823,666,153	$19,078,895,326
Gross unrealized gain	513,143,822	104,361,991	24,641,142
Gross unrealized loss	(2,594,961,342)	(87,483,167)	(66,405,829)
Net unrealized security gain (loss)	$(2,081,817,520)	$16,878,824	$(41,764,687)

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to the tax treatment of certain securities, certain distributions, amortization of premium, other financial instruments and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2020 were as follows:

	U.S. Government Purchases	Purchases	U.S. Government Sales	Sales
Convertible Fund	$–	$646,283,375	$–	$570,575,416
Core Fixed Income Fund	6,171,899,451	673,522,938	5,918,090,630	285,694,799
Core Plus Bond Fund	595,335,512	135,907,877	597,359,056	63,359,025
Corporate Bond Fund	1,241,124	4,814,297	1,329,254	3,282,120
Floating Rate Fund	–	4,114,646,329	–	6,158,985,087
High Yield Fund	–	5,135,180,111	–	4,175,908,641
Income Fund	732,971,624	1,175,395,374	862,557,462	986,969,518
Inflation Focused Fund	243,645,772	150,738,649	235,416,486	593,882,680
Short Duration Core Bond Fund	70,429,030	28,585,786	69,661,594	15,431,200
Short Duration Income Fund	9,634,785,138	15,781,896,411	10,540,404,986	17,617,015,950
Total Return Fund	11,331,269,326	1,379,936,706	11,694,858,928	930,788,687
Ultra Short Bond Fund	504,167,640	5,353,488,880	149,236,444	6,974,372,651

Notes to Financial Statements (unaudited)(continued)

Each Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended May 31, 2020, the following Funds engaged in cross-trades:

Fund	Purchases	Sales	Gain/(Loss)
Core Fixed Income	$10,998,110	$1,700,657	$24,153
Core Plus Bond	1,292,710	272,842	4,198
Floating Rate Fund	30,863	27,573,789	(4,611,909)
High Yield Fund	13,510,853	83,644,134	3,934,415
Income Fund	9,037,542	7,830,032	(5,911)
Inflation Focused Fund	2,692,767	11,088,175	44,046
Short Duration Core Bond Fund	–	20,717	395
Short Duration Income Fund	268,068,154	115,759,854	(351,707)
Total Return Fund	21,045,555	4,699,995	78,533
Ultra Short Bond	66,589,358	2,612,500	(136,050)

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Each Fund except for Corporate Bond Fund, Short Duration Core Bond Fund and Ultra Short Bond Fund entered into forward foreign currency exchange contracts for the six months ended May 31, 2020 (as described in note 2(g)). A forward foreign currency exchange contract reduces the Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts and deposits with brokers as collateral.

Each Fund except for Convertible Fund and Ultra Short Bond Fund entered into U.S. Treasury futures contracts for the six months ended May 31, 2020 (as described in note 2(h)) to economically hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Inflation Focused Fund entered into CPI swaps for the six months ended May 31, 2020 (as described in note 2(p)) to speculate the rate of inflation in the U.S. economy. The Fund’s use of CPI swaps involves the risk that Lord Abbett will not accurately predict expectations of inflation or interest rates, and the Fund’s returns could be reduced as a result. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on CPI swaps. For the centrally cleared CPI swaps, there is minimal counterparty credit risk to the Fund since these CPI swaps are traded through a central clearinghouse. As a counterparty to all centrally cleared CPI swaps, the clearinghouse guarantees CPI swaps against default.

Notes to Financial Statements (unaudited)(continued)

Core Plus Bond Fund, High Yield Fund, Income Fund, Short Duration Core Bond Fund and Short Duration Income Fund entered into credit default swaps for the six months ended May 31, 2020 (as described in note 2(q)) for investment purposes, to economically hedge credit risk or for speculative purposes. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statements of Operations. Each Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. For the centrally cleared credit default swaps, there is minimal counterparty credit risk to the Funds since these credit default swaps are traded through a central clearinghouse. As a counterparty to all centrally cleared credit default swaps, the clearinghouse guarantees credit default swaps against default.

Floating Rate Fund entered into total return swaps on indexes for the six months ended May 31, 2020 (as described in note 2(r)) to hedge credit risk. The Fund may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market. The Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap. If the value of the asset underlying a total return swap declines over the term of the swap, the Fund also may be required to pay an amount equal to that decline in value to their counterparty.

Core Fixed Income Fund, Core Plus Bond Fund, Inflation Focused Fund and Total Return Fund may invest in interest rate swaps in order to enhance returns or hedge against interest rate risk. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. The interest rate swap agreement will normally be entered into on a zero coupon basis, meaning that the floating rate will be based on the cumulative of the variable rate, and the fixed rate will compound until the swap’s maturity date, at which point the payments would be netted.

As of May 31, 2020, each Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Funds’ use of derivative instruments:

Convertible Fund
Asset Derivatives	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts(1)	$65,829
Liability Derivatives
Forward Foreign Currency Exchange Contracts(2)	$429,887

Notes to Financial Statements (unaudited)(continued)

	Core Fixed Income Fund
Asset Derivatives	Interest Rate Contracts	Credit Contracts
Centrally Cleared Credit Default Swap Contracts(3)	–	$1,366,406
Futures Contracts(4)	$424,594	–
Liability Derivatives
Futures Contracts(4)	$138,546	–

			Core Plus Bond Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Centrally Cleared Credit Default Swap Contracts(3)	–	–	$726,367
Futures Contracts(4)	$91,188	–	–
Liability Derivatives
Centrally Cleared Credit Default Swap Contracts(3)	–	–	$29,668
Forward Foreign Currency Exchange Contracts(2)	–	$3,942	–
Futures Contracts(4)	$293	–	–

	Corporate Bond Fund
Asset Derivatives		Interest Rate Contracts
Futures Contracts(4)		$4,803
Liability Derivatives
Futures Contracts(4)		$4,197

			Floating Rate Fund
Asset Derivatives	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Centrally Cleared Credit Default Swap Contract(3)	–	–	–	$3,753,078
Forward Foreign Currency Exchange Contracts(1)	–	–	$841,760	–
Total Return Swap Contracts(5)	$2,400,524	$–	–	–
Liability Derivatives
Centrally Cleared Interest Rate Swap Contracts(3)	–	$1,287,346	–	–
Forward Foreign Currency Exchange Contracts(1)	–	–	$1,871,713	–
Futures Contracts(4)	–	$17,896	–	$–

Notes to Financial Statements (unaudited)(continued)

		High Yield Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Centrally Cleared Credit Default Swap Contracts(3)	–	–	$15,988,430
Forward Foreign Currency Exchange Contracts(1)	–	$3,927,813	–
Futures Contracts(4)	$2,808,558	–	–
Liability Derivatives
Credit Default Swap Contracts(5)	–	–	$8,528
Forward Foreign Currency Exchange Contracts(2)	–	$780,587	–
Futures Contracts(4)	$2,741,795	–	–

	Income Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Centrally Cleared Credit Default Swap Contract(3)	–	–	$2,916,465
Forward Foreign Currency Exchange Contracts(1)	–	$143,966	–
Futures Contracts(4)	$863,053	–	–
Liability Derivatives
Forward Foreign Currency Exchange Contracts(2)	–	$105,455	–
Futures Contracts(4)	$306,482	–	–

	Inflation Focused Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Inflation Linked Contracts
Centrally Cleared Credit Default Swap Contract(3)	–	–	$141,773	–
Centrally Cleared CPI Swap Contracts(3)	–	–	–	$45,996,422
Centrally Cleared Interest Rate Contracts(3)	$1,398,763	–	–	–
CPI Swap Contracts(6)	–	–	–	$18,250,018
Futures Contracts(4)	$522,043	–	–	–
Liability Derivatives
Centrally Cleared CPI Swap Contracts(3)	–	–	–	$90,060,060
CPI Swap Contracts(7)	–	–	–	$198,076,889
Forward Foreign Currency Exchange Contracts(2)	–	$6,510	–	–
Futures Contracts(4)	$6,527	–	–	–

Notes to Financial Statements (unaudited)(continued)

Short Duration Core Bond Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts
Futures Contracts(4)	$1,069	–
Liability Derivatives
Centrally Cleared Credit Default Swap Contracts(3)	$187,497	–
Forward Foreign Currency Exchange Contracts(2)	–	$701
Futures Contracts(4)	$758	–

	Short Duration Income Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Centrally Cleared Credit Default Swap Contracts(3)	–	–	$16,020,306
Futures Contracts(4)	$4,722,265	–	–
Liability Derivatives
Credit Default Swap Contracts(5)	–	–	$31,987,722
Forward Foreign Currency Exchange Contracts(2)	–	$230,612	–
Futures Contracts(4)	$693,294	–	–

	Total Return Bond Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Centrally Cleared Credit Default Swap Contracts(3)	–	–	$6,153,282
Forward Foreign Currency Exchange Contracts(1)	–	$46,397	–
Futures Contracts(4)	$1,384,153	–	–
Liability Derivatives
Centrally Cleared Credit Default Swap Contracts(3)	–	–	$469,434
Forward Foreign Currency Exchange Contracts(2)	–	$18,626	–
Futures Contracts(4)	$472,398	–	–

(1)	Statements of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(2)	Statements of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.
(3)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of centrally cleared swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(4)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(5)	Statements of Assets and Liabilities location: Credit default swap agreements receivable/payable, at fair value.
(6)	Statements of Assets and Liabilities location: Unrealized appreciation on CPI swaps.
(7)	Statements of Assets and Liabilities location: Unrealized depreciation on CPI swaps.

Notes to Financial Statements (unaudited)(continued)

Transactions in derivative investments for the period ended May 31, 2020 were as follow:

Convertible Fund
	Foreign Currency Contracts
Net Realized Gain (Loss)
Forward Foreign Currency Exchange Contracts(1)	$741,358
Net Change in Unrealized Appreciation/Depreciation
Forward Foreign Currency Exchange Contracts(2)	$(469,438)
Average Number of Contracts/Notional Amount*
Forward Foreign Currency Exchange Contracts(3)	$22,291,739

	Core Fixed Income Fund
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Net Realized Gain (Loss)
Credit Default Swap Contracts(4)	–	–	$(141,631)
Forward Foreign Currency Exchange Contracts(1)	–	$(269,958)	–
Futures Contracts(5)	$12,259,021	–	–
Interest Rate Swap Contracts(4)	$1,211,726	–	–
Net Change in Unrealized Appreciation/Depreciation
Credit Default Swap Contracts(6)	–	–	$1,366,406
Forward Foreign Currency Exchange Contracts(2)	–	$(650,402)	–
Futures Contracts(7)	$602,067	–	–
Interest Rate Swap Contracts(6)	$(1,151,654)	–	–
Average Number of Contracts/Notional Amounts*
Credit Default Swaps(3)	–	–	$5,709,174
Forward Foreign Currency Exchange Contracts(3)	–	$41,422,871	–
Futures Contracts(8)	1,430	–	–
Interest Rate Swap Contracts(3)	$60,605,391	–	–

	Core Plus Bond Fund
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Net Realized Gain (Loss)
Credit Default Swap Contracts(4)	–	–	$(1,691,972)
Forward Foreign Currency Exchange Contracts(1)	–	$305,450	–
Futures Contracts(5)	$2,078,672	–	–
Interest Rate Swap Contracts(4)	$181,912	–	–
Net Change in Unrealized Appreciation/Depreciation
Credit Default Swap Contracts(6)	–	–	$670,704
Forward Foreign Currency Exchange Contracts(2)	–	$(442,086)	–
Futures Contracts(7)	$116,462	–	–
Interest Rate Swap Contracts(6)	$(23,361)	–	–
Average Number of Contracts/Notional Amounts*
Credit Default Swaps(3)	–	–	$7,685,718
Forward Foreign Currency Exchange Contracts(3)	–	$9,824,651	–
Futures Contracts(8)	245	–	–
Interest Rate Swap Contracts(3)	$786,034	–	–

Notes to Financial Statements (unaudited)(continued)

	Corporate Bond Fund
			Interest Rate Contracts
Net Realized Gain (Loss)
Futures Contracts(5)			$5,213
Net Change in Unrealized Appreciation/Depreciation
Futures Contracts(7)			$(1,708)
Average Number of Contracts/Notional Amounts
Futures Contracts(8)			27

			Floating Rate Fund
	Interest Rate Contracts	Foreign Currency Contracts	Equity Contracts	Credit Contracts
Net Realized Gain (Loss)
Credit Default Swap Contracts(4)	–	–	–	$(6,605,673)
Forward Foreign Currency Exchange Contracts(1)	–	$3,463,962	–	–
Futures Contracts(5)	$(11,799,240)	–	–	–
Interest Rate Swap Contracts(4)	$(396,862)	–	–	–
Total Return Swap Contracts(4)	–	–	$(77,944,309)	–
Net Change in Unrealized Appreciation/Depreciation
Credit Default Swap Contracts(6)	–	–	–	$3,753,079
Forward Foreign Currency Exchange Contracts(2)	–	$(1,331,980)	–	–
Futures Contracts(7)	$(226,491)	–	–	–
Interest Rate Swap Contracts(6)	$(1,287,346)	–	–	–
Total Return Swap Contracts(6)	–	–	$1,047,721	–
Average Number of Contracts/Notional Amounts*
Credit Default Swaps(3)	–	–	–	$87,870,311
Forward Foreign Currency Exchange Contracts(3)	–	$90,891,620	–	–
Futures Contracts(8)	1,567	–	–	–
Interest Rate Swap Contracts(3)	$119,126,000	–	–	–
Total Return Swap Contracts(3)	–	–	$284,179,787	–

Notes to Financial Statements (unaudited)(continued)

			High Yield Fund
	Interest Rate Contracts	Foreign Currency Contracts	Equity Contracts	Credit Contracts
Net Realized Gain (Loss)
Credit Default Swap Contracts(4)	–	–	–	$(45,865,550)
Forward Foreign Currency Exchange Contracts(1)	–	$(5,620,393)	–	–
Futures Contracts(5)	$5,112,360	–	–	–
Net Change in Unrealized Appreciation/Depreciation
Credit Default Swap Contracts(6)	–	–	–	$15,768,616
Forward Foreign Currency Exchange Contracts(2)	–	$5,379,068	–	–
Futures Contracts(7)	$(1,898,907)	–	–	–
Average Number of Contracts/Notional Amounts*
Credit Default Swaps(3)	–	–	–	$237,675,591
Forward Foreign Currency Exchange Contracts(3)	–	$267,862,627	–	–
Futures Contracts(8)	13,379	–	–	–

				Income Fund
			Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Net Realized Gain (Loss)
Credit Default Swap Contracts(4)			–	–	$(9,994,423)
Forward Foreign Currency Exchange Contracts(1)			–	$191,606	–
Futures Contracts(5)			$19,922,716	–	–
Net Change in Unrealized Appreciation/Depreciation
Credit Default Swap Contracts(6)			–	–	$3,422,233
Forward Foreign Currency Exchange Contracts(2)			–	$(996,543)	–
Futures Contracts(7)			$814,299	–	–
Average Number of Contracts/Notional Amounts*
Credit Default Swaps(3)			–	–	$40,545,429
Forward Foreign Currency Exchange Contracts(3)			–	$36,179,560	–
Futures Contracts(8)			4,628	–	–

Notes to Financial Statements (unaudited)(continued)

			Inflation Focused Fund
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Inflation Linked Contracts
Net Realized Gain (Loss)
CPI Swap Contracts(4)	–	–	–	$(7,475,123)
Credit Default Swap Contracts(4)	$(596,715)	–	–	–
Forward Foreign Currency Exchange Contracts(1)	–	$57,639	–	–
Futures Contracts(5)	$13,310,028	–	–	–
Net Change in Unrealized Appreciation/Depreciation
CPI Swap Contracts6)	–	–	–	$(62,057,603)
Credit Default Swap Contracts(6)	–	–	$141,773	–
Forward Foreign Currency Exchange Contracts(2)	–	$(9,961)	–	–
Futures Contracts(7)	$933,090	–	–	–
Average Number of Contracts/Notional Amounts*
CPI Swap Contracts(3)	–	–	–	$4,554,964,137
Credit Default Swaps(3)	–	–	$1,470,000	–
Forward Foreign Currency Exchange Contracts(3)	–	$1,189,705	–	–
Futures Contracts(8)	2,424	–	–	–

			Short Duration Core Bond Fund
			Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Net Realized Gain (Loss)
Credit Default Swap Contracts(4)			–	–	$12,610
Forward Foreign Currency Exchange Contracts(1)			–	$5,720	–
Futures Contracts(5)			$(165,266)	–	–
Net Change in Unrealized Appreciation/Depreciation
Credit Default Swap Contracts(6)			–	–	$(202,563)
Forward Foreign Currency Exchange Contracts(2)			–	$(740)	–
Futures Contracts(7)			$(2,019)	–	–
Average Number of Contracts/Notional Amounts*
Credit Default Swaps(3)			–	–	$732,286
Forward Foreign Currency Exchange Contracts(3)			–	$115,200	–
Futures Contracts(8)			24	–	–

Notes to Financial Statements (unaudited)(continued)

	Short Duration Income Fund
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Net Realized Gain (Loss)
Credit Default Swap Contracts(4)	–	–	$(47,969,188)
Forward Foreign Currency Exchange Contracts(1)	–	$2,022,760	–
Futures Contracts(5)	$170,475,252	–	–
Net Change in Unrealized Appreciation/Depreciation
Credit Default Swap Contracts(6)	–	–	$(19,468,987)
Forward Foreign Currency Exchange Contracts(2)	–	$(347,772)	–
Futures Contracts(7)	$3,600,962	–	–
Average Number of Contracts/Notional Amounts*
Credit Default Swaps(3)	–	–	$351,110,000
Forward Foreign Currency Exchange Contracts(3)	–	$34,374,858	–
Futures Contracts(8)	58,771	–	–

	Total Return Bond Fund
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Net Realized Gain (Loss)
Credit Default Swap Contracts(4)	–	–	$(7,601,387)
Forward Foreign Currency Exchange Contracts(1)	–	$8,183,772	–
Futures Contracts(5)	$26,063,351	–	–
Interest Rate Swap Contracts(4)	$1,798,606	–	–
Net Change in Unrealized Appreciation/Depreciation
Credit Default Swap Contracts(6)	–	–	$5,683,847
Forward Foreign Currency Exchange Contracts(2)	–	$(10,975,576)	–
Futures Contracts(7)	$1,943,280	–	–
Interest Rate Swap Contracts(6)	$(1,874,754)	–	–
Average Number of Contracts/Notional Amounts*
Credit Default Swaps(3)	–	–	$54,433,634
Forward Foreign Currency Exchange Contracts(3)	–	$210,650,606	–
Futures Contract(8)	4,288	–	–
Interest Rate Swap Contracts(3)	$143,826,952	–	–

*	Calculated based on the number of contracts or notional amounts for the fiscal year ended May 31, 2020.
(1)	Statements of Operations location: Net realized gain(loss) on forward foreign currency exchange contracts.
(2)	Statements of Operations location: Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts.
(3)	Amount represents notional amounts in U.S. dollars.
(4)	Statements of Operations location: Net realized gain (loss) on swap contracts.
(5)	Statements of Operations location: Net realized gain(loss) on futures contracts.
(6)	Statements of Operations location: Net change in unrealized appreciation/depreciation on swap contracts.
(7)	Statements of Operations location: Net change in unrealized appreciation/depreciation on futures contracts.
(8)	Amount represents number of contracts.

Notes to Financial Statements (unaudited)(continued)

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statements of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by a counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Funds and the applicable counterparty:

		Convertible Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$65,829	$–	$65,829
Repurchase Agreement	4,411,901	–	4,411,901
Total	$4,477,730	$–	$4,477,730

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a	)	Securities Collateral Received(a )	Net Amount(b	)
Fixed Income Clearing Corp.	$4,411,901	$–	$–		$(4,411,901)	$–
Goldman Sachs	4	–	–		–	4
Toronto Dominion Bank	65,825	–	–		–	65,825
Total	$4,477,730	$–	$–		$(4,411,901)	$65,829

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$429,887	$–	$429,887
Total	$429,887	$–	$429,887

Notes to Financial Statements (unaudited)(continued)

				Convertible Fund

	Net Amounts of Liabilities Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a )	Securities Collateral Pledged(a	)	Net Amount(c	)
Bank of America	$375,163	$–	$(330,000)	$–		$45,163
Barclays Bank plc	7,138	–	–	–		7,138
Citibank	18,669	–	–	–		18,669
J.P. Morgan Chase	10,260	–	–	–		10,260
Morgan Stanley	3,597	–	–	–		3,597
State Street Bank and Trust	15,060	–	–	–		15,060
Total	$429,887	$–	$(330,000)	$–		$99,887

			Core Fixed Income Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$177,309,557	$–	$177,309,557
Total	$177,309,557	$–	$177,309,557

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a	)	Securities Collateral Received(a )	Net Amount(b	)
Fixed Income Clearing Corp.	$177,309,557	$–	$–		$(177,309,557)	$–
Total	$177,309,557	$–	$–		$(177,309,557)	$–

			Core Plus Bond Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$18,616,814	$–	$18,616,814
Total	$18,616,814	$–	$18,616,814

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a	)	Securities Collateral Received(a )	Net Amount(b	)
Fixed Income Clearing Corp.	$18,616,814	$–	$–		$(18,616,814)	$–
Total	$18,616,814	$–	$–		$(18,616,814)	$–

Notes to Financial Statements (unaudited)(continued)

			Core Plus Bond Fund
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$3,942	$–	$3,942
Total	$3,942	$–	$3,942

	Net Amounts of Liabilities Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a	)	Securities Collateral Pledged(a	)	Net Amount(c	)
Bank of America	$705	$–	$–		$–		$705
Goldman Sachs	3,237	–	–		–		3,237
Total	$3,942	$–	$–		$–		$3,942

			Floating Rate Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$841,760	$–	$841,760
Total Return Swap Contracts	2,400,524	–	2,400,524
Repurchase Agreement	254,768,956	–	254,768,956
Total	$258,011,240	$–	$258,011,240

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a )	Securities Collateral Received(a )	Net Amount(b	)
Bank of America	$611,193	$(145,854)	$(465,339)	$–	$–
Barclays Bank plc	1,431,279	–	(1,431,279)	–	–
Fixed Income Clearing Corp.	254,768,956	–	–	(254,768,956)	–
Morgan Stanley	1,192,001	–	(310,000)	–	882,001
State Street Bank and Trust	7,811	–	–	–	7,811
Total	$258,011,240	$(145,854)	$(2,206,618)	$(254,768,956)	$889,812

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$1,871,713	$–	$1,871,713
Total	$1,871,713	$–	$1,871,713

Notes to Financial Statements (unaudited)(continued)

				Floating Rate Fund

	Net Amounts of Liabilities Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a )	Securities Collateral Pledged(a	)	Net Amount(c	)
Bank of America	$145,854	$(145,854)	$–	$–		$–
Goldman Sachs	1,725,859	–	(1,540,000)	–		185,859
Total	$1,871,713	$(145,854)	$(1,540,000)	$–		$185,859

			High Yield Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$3,927,813	$–	$3,927,813
Repurchase Agreement	42,486,891	–	42,486,891
Total	$46,414,704	$–	$46,414,704

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a )	Securities Collateral Received(a )	Net Amount(b	)
Bank of America	$2,028,136	$(218,339)	$(1,809,797)	$–	$–
Fixed Income Clearing Corp.	42,486,891	–	–	(42,486,891)	–
Morgan Stanley	105,718	(105,718)	–	–	–
State Street Bank and Trust	1,793,959	–	–	(1,793,959)	–
Total	$46,414,704	$(324,057)	$(1,809,797)	$(44,280,850)	$–

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Credit Default Swap Contracts	$8,528	$–	$8,528
Forward Foreign Currency Exchange Contracts	780,587	–	780,587
Total	$789,115	$–	$789,115

	Net Amounts of Liabilities Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a )	Securities Collateral Pledged(a	)	Net Amount(c	)
Bank of America	$218,339	$(218,339)	$–	$–		$–
Goldman Sachs	144,138	–	–	–		144,138
J.P. Morgan Chase	115,506	–	(30,000)	–		85,506
Morgan Stanley	311,132	(105,718)	(170,000)	–		35,414
Total	$789,115	$(324,057)	$(200,000)	$–		$265,058

Notes to Financial Statements (unaudited)(continued)

			Income Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$143,966	$–	$143,966
Repurchase Agreements	99,585,389	–	99,585,389
Total	$99,729,355	$–	$99,729,355

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a	)	Securities Collateral Received(a )	Net Amount(b	)
Bank of America	$5,365	$–	$–		$–	$5,365
Fixed Income Clearing Corp.	99,585,389	–	–		(99,585,389)	–
State Street Bank and Trust	138,601	(105,455)	–		(33,146)	–
Total	$99,729,355	$(105,455)	$–		$(99,618,535)	$5,365

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$105,455	$–	$105,455
Total	$105,455	$–	$105,455

	Net Amounts of Liabilities Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a	)	Securities Collateral Pledged(a	)	Net Amount(c	)
State Street Bank and Trust	$105,455	$(105,455)	$–		$–		$–
Total	$105,455	$(105,455)	$–		$–		$–

			Inflation Focused Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Consumer Price Index (“CPI”) Swaps	$18,250,018	$–	$18,250,018
Repurchase Agreement	44,658,024	–	44,658,024
Total	$62,908,042	$–	$62,908,042

Notes to Financial Statements (unaudited)(continued)

					Inflation Focused Fund

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a	)	Securities Collateral Received(a )	Net Amount(b	)
Bank of America	$6,400,758	$(6,400,758)	$–		$–	$–
Barclays Bank plc	3,291,262	(3,291,262)	–		–	–
Deutsche Bank AG	2,768,468	(2,768,468)	–		–	–
Fixed Income Clearing Corp.	44,658,024	–	–		(44,658,024)	–
Goldman Sachs	5,602,261	(5,602,261)	–		–	–
J.P. Morgan Chase	187,269	(187,269)	–		–	–
Total	$62,928,042	$(18,250,018)	$–		$(44,658,024)	$–

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Consumer Price Index (“CPI”) Swaps	$198,076,889	$–	$198,076,893
Forward Foreign Currency Exchange Contracts	6,510	–	6,510
Total	$198,083,399	$–	$198,083,399

	Net Amounts of Liabilities Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a )	Securities Collateral Pledged(a	)	Net Amount(c	)
Bank of America	$42,260,880	$(6,400,758)	$(34,280,000)	$–		$1,580,122
Barclays Bank plc	30,734,555	(3,291,262)	(26,920,000)	–		523,293
Credit Suisse	8,017,254	–	(8,017,254)	–		–
Deutsche Bank AG	43,810,948	(2,768,468)	(41,042,480)	–		–
Goldman Sachs	37,773,789	(5,602,261)	(31,620,000)	–		551,528
J.P. Morgan Chase	23,753,211	(187,269)	(23,565,942)	–		–
Merrill Lynch International Bank Ltd.	1,107,616	–	(1,107,616)	–		–
Wells Fargo	10,625,146	–	(10,625,146)	–		–
Total	$198,083,399	$(18,250,018)	$(177,178,438)	$–		$2,654,943

		Short Duration Core Bond Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$1,574,496,709	$–	$1,574,496,709
Total	$1,574,496,709	$–	$1,574,496,709

Notes to Financial Statements (unaudited)(continued)

			Short Duration Core Bond Fund

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a	)	Securities Collateral Received(a )	Net Amount(b	)
Fixed Income Clearing Corp.	$780,135	$–	$–		$(780,135)	$–
Total	$780,135	$–	$–		$(780,135)	$–

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Credit Default Swap Contracts	$187,497	$–	$187,497
Forward Foreign Currency Exchange Contracts	701	–	701
Total	$188,198	$–	$188,198

	Net Amounts of Liabilities Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a	)	Securities Collateral Pledged(a	)	Net Amount(c	)
Bank of America	$701	$–	$–		$–		$701
Morgan Stanley	187,497	–	–		–		187,497
Total	$188,198	$–	$–		$–		$188,198

		Short Duration Income Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$1,574,496,709	$–	$1,574,496,709
Total	$1,574,496,709	$–	$1,574,496,709

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a	)	Securities Collateral Received(a )	Net Amount(b	)
Fixed Income Clearing Corp.	$1,574,496,709	$–	$–		$(1,574,496,709)	$–
Total	$1,574,496,709	$–	$–		$(1,574,496,709)	$–

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Credit Default Swap Contracts	$31,987,722	$–	$31,987,722
Forward Foreign Currency Exchange Contracts	230,612	–	230,612
Total	$32,218,334	$–	$32,218,334

Notes to Financial Statements (unaudited)(continued)

				Short Duration Income Fund

	Net Amounts of Liabilities Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a )	Securities Collateral Pledged(a	)	Net Amount(c	)
Bank of America	$230,612	$–	$(230,612)	$–		$–
Morgan Stanley	31,987,722	–	(18,550,000)	–		13,437,722
Total	$32,218,334	$–	$(18,780,612)	$–		$13,437,722

			Total Return Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$46,397	$–	$46,397
Repurchase Agreements	305,503,593	–	305,503,593
Total	$305,549,990	$–	$305,549,990

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a	)	Securities Collateral Received(a )	Net Amount(b	)
Fixed Income Clearing Corp.	$305,503,593	$–	$–		$(305,503,593)	$–
Morgan Stanley	17,530	–	–		–	17,530
State Street Bank and Trust	28,867	–	–		–	28,867
Total	$305,549,990	$–	$–		$(305,503,593)	$46,397

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$18,626	$–	$18,626
Total	$18,626	$–	$18,626

	Net Amounts of Liabilities Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a	)	Securities Collateral Pledged(a	)	Net Amount(c	)
Bank of America	$18,626	$–	$–		$–		$18,626
Total	$18,626	$–	$–		$–		$18,626

Notes to Financial Statements (unaudited)(continued)

			Ultra Short Bond Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$878,091,525	$–	$878,091,525
Total	$878,091,525	$–	$878,091,525

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a	)	Securities Collateral Received(a )	Net Amount(b	)
Fixed Income Clearing Corp.	$878,091,525	$–	$–		$(878,091,525)	$–
Total	$878,091,525	$–	$–		$(878,091,525)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of May 31, 2020.
(c)	Net amount represents the amount owed by the Fund to the counterparty as of May 31, 2020.

8.	TRUSTEES’ REMUNERATION

The Trust’s officers and one Trustee, who are associated with Lord Abbett, do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statements of Operations and in Trustees’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Trust has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

10.	LINE OF CREDIT

For the period ended May 31, 2020, the Funds and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a Syndicated Facility with various lenders for $1.17 billion whereas State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds are subject to graduated borrowing limits of one third of Fund net assets (if Fund net assets are less than $750 million), $250 million, $300 million, $350 million, $500 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended May 31, 2020, the Participating Funds entered a Bilateral Facility with SSB for $330 million, $250 million committed and $80 million uncommitted. Under the Bilateral Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund net assets

Notes to Financial Statements (unaudited)(continued)

(if net assets are less than $750 million), $250 million, $300 million, or $330 million, based on past borrowings and likelihood of future borrowings, among other factors.

The Syndicated Facility and the Bilateral Facility are to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions.

The High Yield Fund utilized the Facility on multiple dates for the period February 28, 2020 through May 26, 2020 with an average borrowing amount of $65,325,243. The average interest rate during the period was 2.02% and total interest paid amounted to $144,554.

11.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including each Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Funds to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the six months ended May 31, 2020, the Funds did not participate as a borrower or lender in the Interfund Lending Program.

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

13.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Fund or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Such income earned from securities lending is included in Securities Lending Income on the Statement of Operations.

For the six months ended May 31, 2020, the Funds did not loan any securities.

14.	INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with investing in fixed income securities and to the changing prospects of individual companies and/or sectors in which the Funds invest. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when interest rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal and/or interest to a Fund, a risk that is greater with high-yield bonds (sometimes called “junk bonds”) in which one or more of the Funds may invest. Some

Notes to Financial Statements (unaudited)(continued)

issuers, particularly of high-yield bonds, may default as to principal and/or interest payments after a Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to each Fund. High-yield bonds are subject to greater price fluctuations and increased liquidity risk, as well as additional risks.

Because the Ultra Short Bond Fund invests a significant portion of its assets in securities issued by companies in the financial services industry, developments affecting this industry may have a disproportionate impact on the Fund. Interest rate risk, credit risk, and the risk of regulatory changes in the financial services industry, among other risks, may have a negative effect on companies in the financial services industry.

The values of equity holdings of Convertible Fund will fluctuate in response to movements in the equity securities market in general and to the changing prospects of the individual companies and/or sectors in which the Fund invests.

Convertible Fund, High Yield Fund, Income Fund, Inflation Focused Fund, and Short Duration Income Fund are subject to the general risks and considerations associated with investing in convertible securities, which have both equity and fixed income risk characteristics including market, credit, liquidity, and interest rate risks. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Each Fund’s investment exposure to foreign (which may include emerging market) companies presents increased market, liquidity, currency, political, information and other risks. The cost of a Fund’s potential use of forward foreign currency exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions prevailing.

Each Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Funds’ returns since the Funds may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether a Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If a Fund incorrectly forecasts these and other factors, its performance could suffer. A Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

Each Fund may invest in swap contracts. Swap contracts are bi-lateral agreements between a fund and its counterparty. Each party is exposed to the risk of default by the other in addition to the risks associated with investing in derivatives discussed above. In addition, they may involve a small investment of cash compared to the risk assumed with the result that small changes may produce disproportionate and substantial gains or losses to the Funds.

The Funds are subject to the risks of investing in credit default swap contracts. The risks associated with the Funds’ investment in credit default swaps are greater than if the Funds invested directly in the reference obligation because they are subject to liquidity risk, counterparty risk, and credit

Notes to Financial Statements (unaudited)(continued)

risk at both the counterparty and underlying issuer levels in addition to the risks associated with investing in derivatives discussed above.

Each Fund’s exposure to inflation-linked investments, such as Treasury Inflation Protected Securities, may be vulnerable to changes in expectations of inflation or interest rates and there is no guarantee that the Fund’s use of these instruments will be successful.

The Funds are subject to the risks of investing in floating rate or adjustable rate senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities. The senior loans in which Core Fixed Income Fund, Core Plus Bond Fund, Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund, Short Duration Income Fund and Total Return Fund may invest may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high- yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. In addition, Floating Rate Fund may invest up to 20% of its total assets in senior loans that are not secured by any specific collateral.

Each Fund is subject to the risk of investing in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Consequently, the Fund may be required to look principally to the agency issuing or guaranteeing the obligation.

Convertible Fund, Core Fixed Income Fund, Core Plus Bond Fund, Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund, Short Duration Core Bond Fund, Short Duration Income Fund and Total Return Fund are subject to the risks of investing in asset backed securities and mortgage-related securities, including those of such Government sponsored enterprises as Fannie Mae and Freddie Mac. In addition, these Funds may invest in non-agency backed and mortgage related securities, which are issued by the private institutions, not by the government-sponsored enterprises. Such securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults, and changes in prevailing interest rates. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a Fund of income payments above current markets rates. The prepayment rate also will affect the price and volatility of a mortgage-related security. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprise involved, not by the U.S. Government.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics, such as the COVID-19 outbreak which began in late 2019) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Market disruptions can also prevent the Fund from implementing its investment strategies and achieving its investment objective.

Notes to Financial Statements (unaudited)(continued)

These factors and others, can affect each Fund’s performance.

15.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

Convertible Fund	Six Months Ended May 31, 2020 (unaudited	)	Year Ended November 30, 2019
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	2,289,680	$31,763,204	3,380,102	$44,939,579
Converted from Class C*	91,986	1,264,856	287,550	3,900,648
Reinvestment of distributions	793,421	10,566,657	730,593	8,876,988
Shares reacquired	(1,963,488)	(25,852,030)	(4,385,388)	(57,902,914)
Increase (decrease)	1,211,599	$17,742,687	12,857	$(185,699)

Class C Shares
Shares sold	431,397	$5,924,388	776,634	$10,111,279
Reinvestment of distributions	183,114	2,422,203	166,030	1,992,370
Shares reacquired	(466,470)	(6,194,603)	(667,099)	(8,678,358)
Converted to Class A*	(92,687)	(1,264,856)	(289,373)	(3,900,648)
Increase (decrease)	55,354	$887,132	(13,808)	$(475,357)

Class F Shares
Shares sold	10,758,185	$146,766,208	5,383,567	$70,660,540
Reinvestment of distributions	854,242	11,374,018	848,918	10,315,562
Shares reacquired	(3,889,971)	(51,615,005)	(9,233,441)	(119,017,322)
Increase (decrease)	7,722,456	$106,525,221	(3,000,956)	$(38,041,220)

Class F3 Shares
Shares sold	141,542	$1,946,814	170,372	$2,307,163
Reinvestment of distributions	47,572	637,868	39,345	482,581
Shares reacquired	(97,021)	(1,319,183)	(146,880)	(1,956,194)
Increase	92,093	$1,265,499	62,837	$833,550

Class I Shares
Shares sold	4,926,718	$65,625,549	1,190,978	$15,911,357
Reinvestment of distributions	1,648,269	22,096,932	2,610,245	31,865,489
Shares reacquired	(8,957,708)	(126,549,442)	(17,658,952)	(236,940,945)
Decrease	(2,382,721)	$(38,826,961)	(13,857,729)	$(189,164,099)

Class P Shares
Shares sold	1,738	$24,076	304	$3,993
Reinvestment of distributions	403	5,450	324	3,996
Shares reacquired	(3,611)	(52,312)	(123)	(1,716)
Increase (decrease)	(1,470)	$(22,786)	505	$6,273

Class R2 Shares
Shares sold	72	$981	361	$4,777
Reinvestment of distributions	280	3,787	219	2,695
Shares reacquired	(1,893)	(27,118)	(1,978)	(27,376)
Decrease	(1,541)	$(22,350)	(1,398)	$(19,904)

Notes to Financial Statements (unaudited)(continued)

Convertible Fund	Six Months Ended May 31, 2020 (unaudited	)	Year Ended November 30, 2019
Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	265,777	$3,657,440	273,665	$3,617,998
Reinvestment of distributions	60,531	802,233	48,486	585,569
Shares reacquired	(88,975)	(1,170,856)	(234,211)	(3,092,642)
Increase	237,333	$3,288,817	87,940	$1,110,925

Class R4 Shares
Shares sold	626	$8,607	940	$12,053
Reinvestment of distributions	489	6,513	382	4,651
Shares reacquired	(3,197)	(40,562)	(5)	(67)
Increase (decrease)	(2,082)	$(25,442)	1,317	$16,637

Class R5 Shares
Shares sold	6,241	$84,216	56,284	$766,633
Reinvestment of distributions	5,007	67,045	1,195	15,159
Shares reacquired	(12,459)	(175,373)	(9,567)	(132,229)
Increase (decrease)	(1,211)	$(24,112)	47,912	$649,563

Class R6 Shares
Shares sold	242,544	$3,395,646	575,835	$7,816,380
Reinvestment of distributions	8,339	111,980	5,938	73,260
Shares reacquired	(460,882)	(6,323,048)	(560,976)	(7,484,625)
Increase (decrease)	(209,999)	$(2,815,422)	20,797	$405,015

Core Fixed Income Fund	Six Months Ended May 31, 2020 (unaudited	)	Year Ended November 30, 2019
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	10,336,874	$116,171,619	13,446,637	$145,715,697
Converted from Class C*	151,991	1,708,403	517,732	5,654,420
Reinvestment of distributions	502,478	5,673,171	1,057,364	11,480,965
Shares reacquired	(5,278,476)	(59,089,995)	(9,740,012)	(105,040,390)
Increase	5,712,867	$64,463,198	5,281,721	$57,810,692

Class C Shares
Shares sold	1,839,777	$20,601,388	1,211,352	$13,072,088
Reinvestment of distributions	31,424	353,346	73,164	789,392
Shares reacquired	(536,327)	(5,974,732)	(975,933)	(10,462,492)
Converted to Class A*	(152,670)	(1,708,403)	(520,055)	(5,654,420)
Increase (decrease)	1,182,204	$13,271,599	(211,472)	$(2,255,432)

Class F Shares
Shares sold	17,386,628	$195,068,876	12,643,085	$137,421,753
Reinvestment of distributions	258,661	2,921,243	397,651	4,324,960
Shares reacquired	(8,103,359)	(90,156,027)	(6,092,920)	(65,671,544)
Increase	9,541,930	$107,834,092	6,947,816	$76,075,169

Notes to Financial Statements (unaudited)(continued)

Core Fixed Income Fund	Six Months Ended May 31, 2020 (unaudited	)	Year Ended November 30, 2019
Class F3 Shares	Shares	Amount	Shares	Amount
Shares sold	5,732,047	$64,277,699	9,506,089	$103,466,230
Reinvestment of distributions	352,056	3,974,209	705,629	7,666,672
Shares reacquired	(4,367,573)	(48,735,558)	(5,354,933)	(57,807,087)
Increase	1,716,530	$19,516,350	4,856,785	$53,325,815

Class I Shares
Shares sold	27,074,495	$303,713,026	20,337,463	$220,447,076
Reinvestment of distributions	499,227	5,638,181	695,964	7,588,962
Shares reacquired	(9,185,219)	(102,679,288)	(6,930,188)	(74,570,651)
Increase	18,388,503	$206,671,919	14,103,239	$153,465,387

Class P Shares
Shares sold	0.02	$–	–	$–
Reinvestment of distributions	0.13	2	0.30	3
Shares reacquired	(0.02)	–	–	–
Increase	0.13	$2	0.30	$3

Class R2 Shares
Shares sold	20,788	$226,993	13,633	$146,754
Reinvestment of distributions	459	5,183	921	9,991
Shares reacquired	(7,350)	(82,136)	(27,533)	(296,455)
Increase (decrease)	13,897	$150,040	(12,979)	$(139,710)

Class R3 Shares
Shares sold	188,005	$2,120,705	261,718	$2,829,426
Reinvestment of distributions	9,333	105,339	26,359	285,769
Shares reacquired	(239,025)	(2,658,854)	(383,202)	(4,166,104)
Decrease	(41,687)	$(432,810)	(95,125)	$(1,050,909)

Class R4 Shares
Shares sold	256,339	$2,877,149	320,116	$3,488,702
Reinvestment of distributions	6,883	77,724	11,325	123,023
Shares reacquired	(100,699)	(1,137,820)	(440,489)	(4,659,324)
Increase (decrease)	162,523	$1,817,053	(109,048)	$(1,047,599)

Class R5 Shares
Shares sold	19,433	$217,453	57,228	$616,677
Reinvestment of distributions	1,312	14,799	2,786	30,335
Shares reacquired	(35,399)	(398,556)	(14,719)	(158,174)
Increase (decrease)	(14,654)	$(166,304)	45,295	$488,838

Class R6 Shares
Shares sold	148,558	$1,651,041	174,446	$1,882,310
Reinvestment of distributions	44,648	503,517	118,949	1,290,556
Shares reacquired	(1,250,715)	(14,169,197)	(539,460)	(5,938,570)
Decrease	(1,057,509)	$(12,014,639)	(246,065)	$(2,765,704)

Notes to Financial Statements (unaudited)(continued)

Core Plus Bond Fund	Six Months Ended May 31, 2020 (unaudited	)	Year Ended November 30, 2019
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,821,437	$27,815,484	1,770,749	$26,913,154
Converted from Class C*	157	2,357	197	3,010
Reinvestment of distributions	48,325	732,593	25,678	389,024
Shares reacquired	(516,342)	(7,674,718)	(645,204)	(9,845,313)
Increase	1,353,577	$20,875,716	1,151,420	$17,459,875

Class C Shares
Shares sold	138,058	$2,096,733	236,500	$3,619,270
Reinvestment of distributions	5,722	86,871	2,477	37,708
Shares reacquired	(63,718)	(945,481)	(21,276)	(323,124)
Converted to Class A*	(157)	(2,357)	(197)	(3,010)
Increase	79,905	$1,235,766	217,504	$3,330,844

Class F Shares
Shares sold	6,792,647	$103,941,481	10,688,352	$162,612,579
Reinvestment of distributions	265,028	4,021,898	114,354	1,746,622
Shares reacquired	(5,687,450)	(84,410,559)	(935,082)	(14,129,084)
Increase	1,370,225	$23,552,820	9,867,624	$150,230,117

Class F3 Shares
Shares sold	514,160	$7,910,999	–	$–
Reinvestment of distributions	4,564	68,398	25.00	382
Shares reacquired	(71,913)	(1,058,831)	–	–
Increase	446,811	$6,920,566	25.00	$382

Class I Shares
Shares sold	1,188,807	$17,776,665	931,015	$14,268,793
Reinvestment of distributions	29,595	448,478	8,498	130,891
Shares reacquired	(225,263)	(3,371,731)	(51,399)	(791,054)
Increase	993,139	$14,853,412	888,114	$13,608,630

Class R2 Shares
Reinvestment of distributions	35	$528	55	$823
Increase	35	$528	55	$823

Class R3 Shares
Shares sold	842	$12,846	10,245	$157,963
Reinvestment of distributions	266	4,040	81	1,223
Increase	1,108	$16,886	10,326	$159,186

Class R4 Shares
Shares sold	8,552	$130,061	–	$–
Reinvestment of distributions	120	1,822	62	932
Shares reacquired	(1,222)	(18,189)	–	–
Increase	7,450	$113,694	62	$932

Notes to Financial Statements (unaudited)(continued)

Core Plus Bond Fund	Six Months Ended May 31, 2020 (unaudited	)	Year Ended November 30, 2019
Class R5 Shares	Shares	Amount	Shares	Amount
Shares sold	20	$311	12	$188
Reinvestment of distributions	41	620	67	1,012
Shares reacquired	(4)	(56)	(1)	(22)
Increase	57	$875	78	$1,178

Class R6 Shares
Shares sold	60,152	$921,597	7	$113
Reinvestment of distributions	787	11,892	68	1,020
Shares reacquired	(7,344)	(110,801)	–	(1)
Increase	53,595	$822,688	75	$1,132

Corporate Bond Fund	Six Months Ended May 31, 2020 (unaudited	)	Year Ended November 30, 2019
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	113,797	$1,158,608	43,727	$435,388
Reinvestment of distributions	1,481	14,955	2,035	20,286
Shares reacquired	(72,351)	(710,871)	(10,166)	(102,147)
Increase	42,927	$462,692	35,596	$353,527

Class C Shares
Shares sold	11,668	$121,461	59,311	$586,150
Reinvestment of distributions	857	8,678	1,008	10,077
Shares reacquired	(7,070)	(69,058)	(9,609)	(95,172)
Increase	5,455	$61,081	50,710	$501,055

Class F Shares
Shares sold	67,444	$661,335	101,519	$985,202
Reinvestment of distributions	4,893	49,641	9,100	90,635
Shares reacquired	(22,602)	(224,511)	(1,712)	(16,642)
Increase	49,735	$486,465	108,907	$1,059,195

Class F3 Shares
Reinvestment of distributions	2,633	$26,701	6,825	$67,533
Increase	2,633	$26,701	6,825	$67,533

Class I Shares
Shares sold	1,256	$13,119	1,024	$10,000
Reinvestment of distributions	308	3,119	658	6,512
Shares reacquired	(188)	(1,902)	(414)	(4,089)
Increase	1,376	$14,336	1,268	$12,423

Class R2 Shares
Reinvestment of distributions	36	$361	94	$932
Increase	36	$361	94	$932

Notes to Financial Statements (unaudited)(continued)

Corporate Bond Fund	Six Months Ended May 31, 2020 (unaudited	)	Year Ended November 30, 2019
Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	82	$831	162	$1,613
Reinvestment of distributions	79	799	186	1,837
Shares reacquired	(3)	(34)	(92)	(913)
Increase	158	$1,596	256	$2,537

Class R4 Shares
Reinvestment of distributions	39	$406	105	$1,032
Increase	39	$406	105	$1,032

Class R5 Shares
Reinvestment of distributions	44	$439	111	$1,105
Increase	44	$439	111	$1,105

Class R6 Shares
Shares sold	2,353	$24,610	–	$–
Reinvestment of distributions	2,658	26,945	6,824	67,533
Shares reacquired	(2)	(15)	–	–
Increase	5,009	$51,540	6,824	$67,533

Floating Rate Fund	Six Months Ended May 31, 2020 (unaudited	)	Year Ended November 30, 2019
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	39,511,390	$338,303,886	71,093,915	$628,734,776
Converted from Class C*	3,964,455	31,586,686	11,955,245	104,944,846
Reinvestment of distributions	5,766,285	47,071,097	16,185,471	143,121,758
Shares reacquired	(105,901,804)	(863,289,493)	(224,591,289)	(1,985,829,941)
Decrease	(56,659,674)	$(446,327,824)	(125,356,658)	$(1,109,028,561)

Class C Shares
Shares sold	7,067,271	$60,684,927	17,637,541	$156,181,318
Reinvestment of distributions	2,245,351	18,305,334	6,618,067	58,569,035
Shares reacquired	(28,638,520)	(231,938,537)	(63,033,257)	(557,631,435)
Converted to Class A*	(3,960,905)	(31,586,686)	(11,944,589)	(104,944,846)
Decrease	(23,286,803)	$(184,534,962)	(50,722,238)	$(447,825,928)

Class F Shares
Shares sold	120,277,130	$1,023,065,808	220,685,099	$1,950,134,984
Reinvestment of distributions	8,034,660	65,713,165	24,368,961	215,248,628
Shares reacquired	(261,418,504)	(2,114,076,360)	(536,393,659)	(4,737,043,160)
Decrease	(133,106,714)	$(1,025,297,387)	(291,339,599)	$(2,571,659,548)

Class F3 Shares
Shares sold	5,710,779	$46,907,541	5,147,282	$45,605,095
Reinvestment of distributions	411,582	3,368,721	1,279,349	11,328,106
Shares reacquired	(9,690,156)	(79,362,810)	(20,509,702)	(181,802,864)
Decrease	(3,567,795)	$(29,086,548)	(14,083,071)	$(124,869,663)

Notes to Financial Statements (unaudited)(continued)

Floating Rate Fund	Six Months Ended May 31, 2020 (unaudited	)	Year Ended November 30, 2019
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	65,504,176	$560,365,636	77,807,348	$688,236,564
Reinvestment of distributions	3,877,541	31,732,621	10,313,401	91,241,569
Shares reacquired	(124,052,050)	(976,518,571)	(193,724,649)	(1,712,915,920)
Decrease	(54,670,333)	$(384,420,314)	(105,603,900)	$(933,437,787)

Class R2 Shares
Shares sold	21,641	$186,146	52,713	$468,047
Reinvestment of distributions	3,826	31,193	9,330	82,601
Shares reacquired	(35,907)	(303,726)	(69,582)	(617,389)
Decrease	(10,440)	$(86,387)	(7,539)	$(66,741)

Class R3 Shares
Shares sold	540,786	$4,494,689	1,630,508	$14,434,509
Reinvestment of distributions	141,004	1,147,294	320,478	2,834,383
Shares reacquired	(1,207,117)	(9,763,894)	(1,794,076)	(15,883,215)
Increase (decrease)	(525,327)	$(4,121,911)	156,910	$1,385,677

Class R4 Shares
Shares sold	128,719	$1,087,928	257,763	$2,277,377
Reinvestment of distributions	10,363	84,869	67,265	595,143
Shares reacquired	(270,471)	(2,162,671)	(2,149,385)	(19,112,739)
Decrease	(131,389)	$(989,874)	(1,824,357)	$(16,240,219)

Class R5 Shares
Shares sold	690,035	$5,876,491	496,801	$4,385,344
Reinvestment of distributions	26,739	213,979	104,370	922,160
Shares reacquired	(586,090)	(4,519,465)	(4,780,827)	(42,624,321)
Increase (decrease)	130,684	$1,571,005	(4,179,656)	$(37,316,817)

Class R6 Shares
Shares sold	3,845,014	$32,805,248	9,035,899	$80,203,349
Reinvestment of distributions	386,388	3,130,773	599,501	5,303,055
Shares reacquired	(1,207,979)	(9,821,020)	(4,130,056)	(36,388,398)
Increase	3,023,423	$26,115,001	5,505,344	$49,118,006

High Yield Fund	Six Months Ended May 31, 2020 (unaudited	)	Year Ended November 30, 2019
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	28,844,140	$196,544,558	62,967,746	$460,592,829
Converted from Class C*	554,006	3,778,723	2,360,581	17,382,737
Reinvestment of distributions	4,114,878	28,389,242	8,226,264	60,178,641
Shares reacquired	(51,705,854)	(351,618,550)	(66,293,981)	(482,818,916)
Increase (decrease)	(18,192,830)	$(122,906,027)	7,260,610	$55,335,291

Notes to Financial Statements (unaudited)(continued)

High Yield Fund	Six Months Ended May 31, 2020 (unaudited	)	Year Ended November 30, 2019
Class C Shares	Shares	Amount	Shares	Amount
Shares sold	4,580,204	$31,095,584	9,398,541	$68,423,732
Reinvestment of distributions	1,186,059	8,112,734	2,499,350	18,170,022
Shares reacquired	(8,722,659)	(58,815,229)	(16,062,382)	(116,098,476)
Converted to Class A*	(556,893)	(3,778,723)	(2,373,302)	(17,382,737)
Decrease	(3,513,289)	$(23,385,634)	(6,537,793)	$(46,887,459)

Class F Shares
Shares sold	117,753,126	$778,603,989	124,070,817	$905,994,686
Reinvestment of distributions	8,023,901	55,113,183	15,249,592	111,372,088
Shares reacquired	(117,546,795)	(798,280,510)	(140,648,843)	(1,022,390,271)
Increase (decrease)	8,230,232	$35,436,662	(1,328,434)	$(5,023,497)

Class F3 Shares
Shares sold	201,687,277	$1,308,288,437	17,459,626	$128,641,229
Reinvestment of distributions	2,924,437	20,069,748	4,230,341	31,093,261
Shares reacquired	(12,540,852)	(84,653,837)	(17,552,708)	(128,530,990)
Increase	192,070,862	$1,243,704,348	4,137,259	$31,203,500

Class I Shares
Shares sold	67,125,658	$448,628,837	114,039,964	$831,618,319
Reinvestment of distributions	5,520,117	38,281,033	10,835,125	79,552,754
Shares reacquired	(88,998,233)	(619,322,099)	(104,703,296)	(764,465,569)
Increase (decrease)	(16,352,458)	$(132,412,229)	20,171,793	$146,705,504

Class P Shares
Shares sold	2,056	$15,487	1,605	$11,843
Reinvestment of distributions	233	1,613	894	6,531
Shares reacquired	(8)	(52)	(41,771)	(306,054)
Increase (decrease)	2,281	$17,048	(39,272)	$(287,680)

Class R2 Shares
Shares sold	210,626	$1,488,408	437,718	$3,208,812
Reinvestment of distributions	32,670	225,668	64,843	476,871
Shares reacquired	(443,069)	(3,055,288)	(994,679)	(7,297,686)
Decrease	(199,773)	$(1,341,212)	(492,118)	$(3,612,003)

Class R3 Shares
Shares sold	2,518,317	$17,386,491	3,650,463	$26,810,076
Reinvestment of distributions	441,696	3,050,061	816,778	6,007,177
Shares reacquired	(2,806,340)	(19,001,187)	(3,620,326)	(26,470,612)
Increase	153,673	$1,435,365	846,915	$6,346,641

Class R4 Shares
Shares sold	4,906,360	$33,486,202	6,913,063	$50,443,910
Reinvestment of distributions	343,131	2,352,236	593,104	4,338,246
Shares reacquired	(3,205,339)	(22,035,454)	(5,515,523)	(40,246,420)
Increase	2,044,152	$13,802,984	1,990,644	$14,535,736

Notes to Financial Statements (unaudited)(continued)

High Yield Fund	Six Months Ended May 31, 2020 (unaudited	)	Year Ended November 30, 2019
Class R5 Shares	Shares	Amount	Shares	Amount
Shares sold	5,082,171	$33,838,707	8,495,542	$62,241,741
Reinvestment of distributions	1,113,227	7,700,122	2,137,981	15,702,566
Shares reacquired	(7,448,321)	(51,915,543)	(8,662,088)	(63,269,293)
Increase (decrease)	(1,252,923)	$(10,376,714)	1,971,435	$14,675,014

Class R6 Shares
Shares sold	19,756,915	$135,703,305	38,794,072	$283,997,186
Reinvestment of distributions	2,330,732	16,080,713	4,147,997	30,515,262
Shares reacquired	(20,222,912)	(143,724,600)	(22,106,060)	(162,995,507)
Increase	1,864,735	$8,059,418	20,836,009	$151,516,941

Income Fund	Six Months Ended May 31, 2020 (unaudited	)	Year Ended November 30, 2019
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	47,924,123	$137,287,349	98,023,982	$277,028,827
Converted from Class C*	1,578,883	4,401,595	5,894,004	16,817,727
Reinvestment of distributions	6,611,947	18,700,587	11,755,404	33,207,931
Shares reacquired	(47,296,897)	(132,037,094)	(65,246,316)	(182,553,594)
Increase	8,818,056	$28,352,437	50,427,074	$144,500,891

Class C Shares
Shares sold	6,522,203	$18,794,857	10,183,437	$28,882,144
Reinvestment of distributions	807,088	2,293,289	1,786,404	5,063,548
Shares reacquired	(7,904,435)	(22,013,519)	(12,652,754)	(35,610,624)
Converted to Class A*	(1,569,860)	(4,401,595)	(5,870,433)	(16,817,727)
Decrease	(2,145,004)	$(5,326,968)	(6,553,346)	$(18,482,659)

Class F Shares
Shares sold	59,002,886	$165,395,012	99,037,414	$279,145,118
Reinvestment of distributions	3,424,649	9,694,560	6,216,656	17,587,072
Shares reacquired	(67,250,950)	(186,487,094)	(64,117,105)	(179,142,612)
Increase (decrease)	(4,823,415)	$(11,397,522)	41,136,965	$117,589,578

Class F3 Shares
Shares sold	43,881,418	$125,483,283	83,016,918	$234,739,423
Reinvestment of distributions	4,471,364	12,641,479	7,106,128	20,098,014
Shares reacquired	(30,879,991)	(85,524,232)	(35,632,274)	(99,681,863)
Increase	17,472,791	$52,600,530	54,490,772	$155,155,574

Class I Shares
Shares sold	12,217,304	$34,439,619	25,564,565	$71,973,720
Reinvestment of distributions	1,136,861	3,220,716	2,306,089	6,514,106
Shares reacquired	(33,628,843)	(93,245,314)	(26,318,084)	(73,003,040)
Increase (decrease)	(20,274,678)	$(55,584,979)	1,552,570	$5,484,786

Notes to Financial Statements (unaudited)(continued)

Income Fund	Six Months Ended May 31, 2020 (unaudited	)	Year Ended November 30, 2019
Class R2 Shares	Shares	Amount	Shares	Amount
Shares sold	306,243	$896,313	224,930	$635,745
Reinvestment of distributions	8,405	23,746	11,732	33,390
Shares reacquired	(127,722)	(365,742)	(415,961)	(1,174,558)
Increase (decrease)	186,926	$554,317	(179,299)	$(505,423)

Class R3 Shares
Shares sold	2,487,295	$7,076,425	4,264,569	$12,123,816
Reinvestment of distributions	341,146	968,594	677,775	1,918,352
Shares reacquired	(3,353,914)	(9,325,776)	(4,597,785)	(12,940,045)
Increase (decrease)	(525,473)	$(1,280,757)	344,559	$1,102,123

Class R4 Shares
Shares sold	927,931	$2,675,910	2,476,705	$7,009,434
Reinvestment of distributions	22,807	64,459	37,763	106,855
Shares reacquired	(949,827)	(2,705,262)	(1,345,240)	(3,821,868)
Increase	911	$35,107	1,169,228	$3,294,421

Class R5 Shares
Shares sold	499,099	$1,424,267	975,132	$2,719,140
Reinvestment of distributions	12,626	35,602	14,984	42,580
Shares reacquired	(514,486)	(1,390,332)	(403,960)	(1,113,327)
Increase (decrease)	(2,761)	$69,537	586,156	$1,648,393

Class R6 Shares
Shares sold	6,381,844	$18,407,253	8,891,812	$24,979,044
Reinvestment of distributions	199,710	564,673	336,871	951,486
Shares reacquired	(4,575,270)	(12,775,730)	(3,981,375)	(11,148,444)
Increase	2,006,284	$6,196,196	5,247,308	$14,782,086

Inflation Focused Fund	Six Months Ended May 31, 2020 (unaudited	)	Year Ended November 30, 2019
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,128,170	$11,991,838	2,374,818	$27,086,004
Converted from Class C*	9,461	101,269	222,503	2,514,965
Reinvestment of distributions	145,768	1,550,701	423,946	4,828,843
Shares reacquired	(3,535,419)	(37,598,295)	(8,069,830)	(92,078,651)
Decrease	(2,252,020)	$(23,954,487)	(5,048,563)	$(57,648,839)

Class C Shares
Shares sold	155,955	$1,652,294	404,877	$4,627,281
Reinvestment of distributions	28,752	306,054	96,652	1,102,430
Shares reacquired	(698,846)	(7,470,380)	(2,004,018)	(22,860,512)
Converted to Class A*	(9,451)	(101,269)	(222,285)	(2,514,965)
Decrease	(523,590)	$(5,613,301)	(1,724,774)	$(19,645,766)

Notes to Financial Statements (unaudited)(continued)

Inflation Focused Fund	Six Months Ended May 31, 2020 (unaudited	)	Year Ended November 30, 2019
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	4,300,134	$47,242,363	11,512,226	$131,430,383
Reinvestment of distributions	288,571	3,087,396	893,105	10,183,481
Shares reacquired	(15,229,045)	(158,516,611)	(29,312,958)	(334,869,648)
Decrease	(10,640,340)	$(108,186,852)	(16,907,627)	$(193,255,784)

Class F3 Shares
Shares sold	43,573	$470,214	204,770	$2,333,326
Reinvestment of distributions	16,824	179,120	67,809	772,375
Shares reacquired	(303,475)	(3,202,169)	(1,280,643)	(14,546,978)
Decrease	(243,078)	$(2,552,835)	(1,008,064)	$(11,441,277)

Class I Shares
Shares sold	8,968,350	$98,989,100	20,320,768	$231,581,765
Reinvestment of distributions	870,600	9,287,034	2,092,467	23,811,670
Shares reacquired	(31,994,245)	(343,403,554)	(23,466,872)	(267,050,389)
Decrease	(22,155,295)	$(235,127,420)	(1,053,637)	$(11,656,954)

Class R2 Shares
Shares sold	85.47	$940	1,832	$20,918
Reinvestment of distributions	0.05	–	37	428
Shares reacquired	(4,633.39)	(51,259)	(14,712)	(168,025)
Decrease	(4,547.87)	$(50,319)	(12,843)	$(146,679)

Class R3 Shares
Shares sold	11,806	$118,532	2,231	$25,498
Reinvestment of distributions	194	2,045	327	3,717
Shares reacquired	(1,299)	(14,368)	(2,883)	(32,958)
Increase (decrease)	10,701	$106,209	(325)	$(3,743)

Class R4 Shares
Shares sold	28,153	$297,012	153,145	$1,745,572
Reinvestment of distributions	1,319	13,993	2,121	24,085
Shares reacquired	(89,017)	(979,863)	(46,267)	(526,892)
Increase (decrease)	(59,545)	$(668,858)	108,999	$1,242,765

Class R5 Shares
Shares sold	8,983	$95,984	19,257	$219,006
Reinvestment of distributions	338	3,594	658	7,474
Shares reacquired	(18,079)	(186,292)	(2,580)	(29,553)
Increase (decrease)	(8,758)	$(86,714)	17,335	$196,927

Class R6 Shares
Shares sold	444,627	$4,695,008	1,616,264	$18,485,328
Reinvestment of distributions	58,259	617,087	168,576	1,922,953
Shares reacquired	(418,209)	(4,368,815)	(3,374,373)	(38,615,732)
Increase (decrease)	84,677	$943,280	(1,589,533)	$(18,207,451)

Notes to Financial Statements (unaudited)(continued)

Short Duration Core Bond Fund	Six Months Ended May 31, 2020 (unaudited	)	Year Ended November 30, 2019
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,763,545	$16,835,205	719,341	$7,069,433
Converted from Class C*	147	1,437	–	–
Reinvestment of distributions	16,782	163,658	17,613	173,725
Shares reacquired	(917,709)	(8,909,849)	(320,487)	(3,161,215)
Increase	862,765	$8,090,451	416,467	$4,081,943

Class C Shares
Shares sold	94,073	$913,060	228,459	$2,239,353
Reinvestment of distributions	2,564	25,045	4,234	41,722
Shares reacquired	(41,502)	(400,536)	(117,731)	(1,157,059)
Converted to Class A*	(147)	(1,437)	–	–
Increase	54,988	$536,132	114,962	$1,124,016

Class F Shares
Shares sold	4,723,936	$46,416,443	2,749,602	$27,208,019
Reinvestment of distributions	58,808	574,620	33,645	332,116
Shares reacquired	(3,655,154)	(35,394,667)	(282,982)	(2,792,510)
Increase	1,127,590	$11,596,396	2,500,265	$24,747,625

Class F3 Shares
Shares sold	–	$603	–	$–
Reinvestment of distributions	469	4,634	5,238	51,583
Shares reacquired	(162,248)	(1,602,664)	–	–
Increase (decrease)	(161,779)	$(1,597,427)	5,238	$51,583

Class I Shares
Shares sold	121,738	$1,172,009	183,146	$1,813,583
Reinvestment of distributions	267	2,607	446	4,397
Shares reacquired	(164,546)	(1,556,106)	(12,626)	(125,000)
Increase (decrease)	(42,541)	$(381,490)	170,966	$1,692,980

Class R2 Shares
Reinvestment of distributions	28	$272	69	$682
Shares reacquired	(2,698)	(26,115)	–	–
Increase (decrease)	(2,670)	$(25,843)	69	$682

Class R3 Shares
Shares sold	4,376	$42,353	2,414	$23,692
Reinvestment of distributions	82	802	180	1,776
Shares reacquired	(2,696)	(26,634)	(23)	(231)
Increase	1,762	$16,521	2,571	$25,237

Class R4 Shares
Reinvestment of distributions	32	$314	79	$778
Shares reacquired	(1,487)	(14,395)	–	–
Increase (decrease)	(1,455)	$(14,081)	79	$778

Notes to Financial Statements (unaudited)(continued)

Short Duration Core Bond Fund	Six Months Ended May 31, 2020 (unaudited	)	Year Ended November 30, 2019
Class R5 Shares	Shares	Amount	Shares	Amount
Reinvestment of distributions	35	$343	86	$847
Shares reacquired	(1,508)	(14,593)	–	–
Increase (decrease)	(1,473)	$(14,250)	86	$847

Class R6 Shares
Shares sold	51,752	$506,090	33,693	$331,014
Reinvestment of distributions	992	9,693	6,195	61,015
Shares reacquired	(175,967)	(1,736,197)	(11,732)	(116,218)
Increase (decrease)	(123,223)	$(1,220,414)	28,156	$275,811

Short Duration Income Fund	Six Months Ended May 31, 2020 (unaudited	)	Year Ended November 30, 2019
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	621,060,230	$2,583,000,943	1,290,639,337	$5,414,214,410
Converted from Class C*	29,483,588	120,304,421	81,508,762	342,852,795
Reinvestment of distributions	39,392,261	162,555,763	74,296,427	311,726,579
Shares reacquired	(747,680,869)	(3,059,614,543)	(778,427,132)	(3,258,328,098)
Increase (decrease)	(57,744,790)	$(193,753,416)	668,017,394	$2,810,465,686

Class C Shares
Shares sold	164,140,877	$689,326,981	301,265,976	$1,272,523,044
Reinvestment of distributions	13,033,979	54,119,767	30,370,862	128,183,273
Shares reacquired	(165,586,430)	(683,725,350)	(269,443,339)	(1,134,903,163)
Converted to Class A*	(29,268,136)	(120,304,421)	(80,935,552)	(342,852,795)
Decrease	(17,679,710)	$(60,583,023)	(18,742,053)	$(77,049,641)

Class F Shares
Shares sold	1,626,735,169	$6,728,571,791	3,310,108,194	$13,859,257,167
Reinvestment of distributions	73,803,395	304,460,215	141,667,839	594,302,066
Shares reacquired	(1,985,964,911)	(8,110,436,369)	(1,780,569,570)	(7,451,778,582)
Increase (decrease)	(285,426,347)	$(1,077,404,363)	1,671,206,463	$7,001,780,651

Class F3 Shares
Shares sold	199,100,130	$826,107,264	427,458,779	$1,792,397,913
Reinvestment of distributions	15,929,492	65,800,939	34,771,018	146,079,050
Shares reacquired	(211,856,229)	(868,267,351)	(387,407,057)	(1,624,448,184)
Increase	3,173,393	$23,640,852	74,822,740	$314,028,779

Class I Shares
Shares sold	593,592,000	$2,462,828,162	1,381,442,656	$5,783,103,197
Reinvestment of distributions	35,602,783	146,901,310	71,452,245	299,610,838
Shares reacquired	(883,739,944)	(3,589,548,065)	(776,693,161)	(3,249,907,411)
Increase (decrease)	(254,545,161)	$(979,818,593)	676,201,740	$2,832,806,624

Notes to Financial Statements (unaudited)(continued)

Short Duration Income Fund	Six Months Ended May 31, 2020 (unaudited	)	Year Ended November 30, 2019
Class R2 Shares	Shares	Amount	Shares	Amount
Shares sold	783,822	$3,218,946	1,603,053	$6,716,686
Reinvestment of distributions	28,162	116,293	67,202	282,095
Shares reacquired	(1,841,487)	(7,625,215)	(2,322,152)	(9,738,947)
Decrease	(1,029,503)	$(4,289,976)	(651,897)	$(2,740,166)

Class R3 Shares
Shares sold	12,354,246	$51,293,716	24,543,057	$102,947,490
Reinvestment of distributions	1,276,345	5,269,096	2,735,458	11,488,709
Shares reacquired	(14,079,801)	(57,637,567)	(16,950,221)	(71,034,286)
Increase (decrease)	(449,210)	$(1,074,755)	10,328,294	$43,401,913

Class R4 Shares
Shares sold	10,302,019	$42,629,815	20,215,862	$84,882,640
Reinvestment of distributions	430,982	1,780,414	815,561	3,430,362
Shares reacquired	(8,970,399)	(36,858,429)	(11,412,310)	(47,884,951)
Increase	1,762,602	$7,551,800	9,619,113	$40,428,051

Class R5 Shares
Shares sold	7,069,168	$29,449,086	9,480,133	$39,509,006
Reinvestment of distributions	291,720	1,200,241	543,546	2,276,977
Shares reacquired	(6,012,409)	(24,423,943)	(4,250,641)	(17,753,617)
Increase	1,348,479	$6,225,384	5,773,038	$24,032,366

Class R6 Shares
Shares sold	55,323,034	$229,257,480	110,743,219	$463,882,424
Reinvestment of distributions	3,278,017	13,518,636	6,259,479	26,267,750
Shares reacquired	(57,035,660)	(233,872,908)	(46,480,501)	(194,887,927)
Increase	1,565,391	$8,903,208	70,522,197	$295,262,247

Total Return Fund	Six Months Ended May 31, 2020 (unaudited	)	Year Ended November 30, 2019
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	14,565,801	$153,243,127	28,453,454	$292,329,750
Converted from Class C*	354,496	3,706,841	906,629	9,381,534
Reinvestment of distributions	1,481,228	15,590,498	3,087,279	31,774,001
Shares reacquired	(14,665,418)	(153,111,786)	(27,428,117)	(280,902,876)
Increase	1,736,107	$19,428,680	5,019,245	$52,582,409

Class C Shares
Shares sold	1,388,979	$14,547,055	2,236,460	$22,925,179
Reinvestment of distributions	93,836	986,629	232,205	2,383,806
Shares reacquired	(1,564,840)	(16,316,643)	(2,813,638)	(28,700,040)
Converted to Class A*	(354,836)	(3,706,841)	(907,506)	(9,381,534)
Decrease	(436,861)	$(4,489,800)	(1,252,479)	$(12,772,589)

Notes to Financial Statements (unaudited)(continued)

Total Return Fund	Six Months Ended May 31, 2020 (unaudited	)	Year Ended November 30, 2019
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	14,200,057	$148,883,284	39,382,395	$400,736,424
Reinvestment of distributions	1,130,331	11,898,720	2,443,740	25,154,669
Shares reacquired	(17,630,169)	(184,091,960)	(33,605,273)	(343,257,330)
Increase (decrease)	(2,299,781)	$(23,309,956)	8,220,862	$82,633,763

Class F3 Shares
Shares sold	9,828,471	$103,340,180	18,520,199	$190,631,033
Reinvestment of distributions	965,588	10,165,422	1,956,052	20,133,747
Shares reacquired	(8,988,840)	(93,825,427)	(21,174,120)	(214,960,565)
Increase (decrease)	1,805,219	$19,680,175	(697,869)	$(4,195,785)

Class I Shares
Shares sold	7,334,295	$76,887,145	16,315,957	$166,443,829
Reinvestment of distributions	526,810	5,556,039	1,170,152	12,068,583
Shares reacquired	(8,254,904)	(85,975,940)	(17,030,256)	(174,595,448)
Increase (decrease)	(393,799)	$(3,532,756)	455,853	$3,916,964

Class P Shares
Shares sold	10,975	$112,188	8,040	$82,306
Reinvestment of distributions	631	6,673	1,585	16,377
Shares reacquired	(4,630)	(48,830)	(15,532)	(162,441)
Increase (decrease)	6,976	$70,031	(5,907)	$(63,758)

Class R2 Shares
Shares sold	65,835	$690,172	166,335	$1,708,675
Reinvestment of distributions	1,948	20,504	6,516	66,836
Shares reacquired	(107,153)	(1,121,564)	(335,774)	(3,465,662)
Decrease	(39,370)	$(410,888)	(162,923)	$(1,690,151)

Class R3 Shares
Shares sold	1,192,869	$12,549,335	2,833,235	$29,121,245
Reinvestment of distributions	102,346	1,076,974	266,867	2,741,351
Shares reacquired	(1,980,497)	(20,488,648)	(5,058,118)	(51,831,876)
Decrease	(685,282)	$(6,862,339)	(1,958,016)	$(19,969,280)

Class R4 Shares
Shares sold	2,386,676	$25,149,026	2,499,726	$25,679,417
Reinvestment of distributions	38,538	405,559	88,314	908,673
Shares reacquired	(2,661,568)	(27,769,792)	(2,618,246)	(26,854,254)
Decrease	(236,354)	$(2,215,207)	(30,206)	$(266,164)

Class R5 Shares
Shares sold	1,709,262	$17,895,334	6,024,758	$61,358,520
Reinvestment of distributions	151,341	1,593,179	336,104	3,464,793
Shares reacquired	(3,883,001)	(40,700,111)	(2,862,390)	(29,299,938)
Increase (decrease)	(2,022,398)	$(21,211,598)	3,498,472	$35,523,375

Notes to Financial Statements (unaudited)(continued)

Total Return Fund	Six Months Ended May 31, 2020 (unaudited	)	Year Ended November 30, 2019
Class R6 Shares	Shares	Amount	Shares	Amount
Shares sold	9,790,512	$102,431,996	19,966,360	$205,141,837
Reinvestment of distributions	486,001	5,120,131	879,963	9,080,101
Shares reacquired	(12,830,494)	(133,989,023)	(8,419,104)	(86,591,459)
Increase (decrease)	(2,553,981)	$(26,436,896)	12,427,219	$127,630,479

Ultra Short Bond Fund	Six Months Ended May 31, 2020 (unaudited	)	Year Ended November 30, 2019
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	704,165,592	$7,046,435,524	1,222,953,437	$12,249,578,533
Reinvestment of distributions	10,425,009	104,070,949	21,270,615	213,080,533
Shares reacquired	(782,728,083)	(7,789,121,527)	(722,825,975)	(7,239,365,798)
Increase (decrease)	(68,137,482)	$(638,615,054)	521,398,077	$5,223,293,268

Class A1 Shares(a)
Shares sold	706,967	$7,084,562	309,873	$3,108,026
Reinvestment of distributions	4,735	47,281	250	2,506
Shares reacquired	(340,421)	(3,402,629)	(24,974)	(250,492)
Increase	371,281	$3,729,214	285,149	$2,860,040

Class F Shares
Shares sold	427,739,408	$4,270,595,858	854,172,263	$8,551,937,256
Reinvestment of distributions	5,096,515	50,879,044	14,244,586	142,718,388
Shares reacquired	(466,452,774)	(4,646,988,971)	(676,824,218)	(6,780,019,196)
Increase (decrease)	(33,616,851)	$(325,514,069)	191,592,631	$1,914,636,448

Class F3 Shares
Shares sold	21,010,756	$209,774,402	22,937,209	$229,711,010
Reinvestment of distributions	224,491	2,241,547	698,882	7,002,112
Shares reacquired	(18,388,007)	(183,392,573)	(22,639,586)	(226,743,314)
Increase	2,847,240	$28,623,376	996,505	$9,969,808

Class I Shares
Shares sold	61,302,677	$611,565,512	185,650,909	$1,858,623,346
Reinvestment of distributions	1,096,571	10,950,402	3,181,789	31,868,407
Shares reacquired	(120,537,170)	(1,199,990,053)	(138,173,064)	(1,382,801,483)
Increase (decrease)	(58,137,922)	$(577,474,139)	50,659,634	$507,690,270

Class R5 Shares
Shares sold	601,296	$5,979,932	108,474	$1,086,918
Reinvestment of distributions	1,639	16,383	4,789	47,991
Shares reacquired	(116,185)	(1,157,387)	(148,401)	(1,488,208)
Increase (decrease)	486,750	$4,838,928	(35,138)	$(353,299)

Notes to Financial Statements (unaudited)(concluded)

Ultra Short Bond Fund	Six Months Ended May 31, 2020 (unaudited		)	Year Ended November 30, 2019
Class R6 Shares	Shares	Amount		Shares	Amount
Shares sold	5,293,652	$53,064,394		2,073,695	$20,777,624
Reinvestment of distributions	35,175	350,797		21,924	219,714
Shares reacquired	(1,461,247)	(14,595,173)		(1,649,720)	(16,523,800)
Increase	3,867,580	$38,820,018		445,899	$4,473,538
*	Effective June 30, 2020, automatic conversion of Class C shares occurs on the 25th day of the month (or, if the 25th day was not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. Prior to June 30, 2020, conversion occurred following the tenth anniversary of the day on which the purchase was accepted.

Approval of Advisory Contract

The Board, including all of the Trustees who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of one or more appropriate benchmarks. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. These meetings and discussions included reviews of Fund performance conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management. The Independent Trustees also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of one or more appropriate benchmarks; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the Agreement to Lord Abbett; (8) information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund (for each Fund other than Corporate Bond Fund, Income Fund, and Inflation Focused Fund); and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that each Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of its performance peer group and one or more appropriate benchmarks as of various periods ended June 30, 2019. As to Convertible Fund, the Board observed that the Fund’s investment

Approval of Advisory Contract (continued)

performance was above the median of the performance peer group for the three- and five-year periods, but below the median of the performance peer group for the one- and ten-year periods. As to Core Fixed Income Fund, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-, three-, five-, and ten-year periods. The Board also observed that the Fund outperformed its benchmark for the one-, three-, five-, and ten-year periods. As to Core Plus Bond Fund, Corporate Bond Fund, Short Duration Core Bond Fund, and Ultra Short Bond Fund, the Board observed that each Fund’s investment performance was above the median of the performance group for the one-year period. As to Floating Rate Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-, three-, and five-year periods, and equal to the median of the performance peer group for the ten-year period. As to each of High Yield Fund, Income Fund, and Short Duration Income Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-, three-, five-, and ten-year periods. As to Inflation Focused Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-year period, but below the median of the performance peer group for the three- and five-year periods. As to Total Return Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the ten-year period, but below the median of the performance peer group for the one-, three-, and five-year periods. The Board also observed that the Fund outperformed its benchmarks for the one-, three-, five-, and ten-year periods. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and related factors, the Board concluded that each Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline, and other services provided to each Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of each Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how the expense level of each Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. As to each Fund, the Board observed that the net total expense ratio of the Fund was below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fees paid by, and expense level of, each Fund were reasonable in light of all of the factors it considered and supported the continuation of the Agreement on behalf of each Fund.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its

Approval of Advisory Contract (continued)

management of the Fund. It considered whether each Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins, without those exclusions, in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to each Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. With respect to each of Convertible Fund, Core Fixed Income Fund, Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund, Short Duration Income Fund, and Total Return Fund, the Board concluded that the contractual breakpoint(s) in the existing management fee schedule adequately addressed any economies of scale in managing the Fund. With respect to each of Core Plus Bond Fund, Corporate Bond Fund, and Short Duration Core Bond Fund, the Board concluded that the contractual breakpoint(s) in the existing management fee schedule, in conjunction with the Fund’s revised expense limitation agreement, adequately addressed any economies of scale in managing the Fund. With respect to Ultra Short Bond Fund, the Board concluded that the existing management fee schedule, in conjunction with the Fund’s existing expense limitation agreement, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services, such as the fee that Lord Abbett receives from each Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with each Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of each Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the Agreement on behalf of each Fund. As to each Fund, in considering

Approval of Advisory Contract (concluded)

whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

This report, when not used for the general information of  shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Investment Trust
Lord Abbett Convertible Fund
Lord Abbett Core Fixed Income Fund
Lord Abbett Core Plus Bond Fund
Lord Abbett Corporate Bond Fund
Lord Abbett Floating Rate Fund
Lord Abbett High Yield Fund
Lord Abbett Income Fund
Lord Abbett Inflation Focused Fund
Lord Abbett Short Duration Core Bond Fund
Lord Abbett Short Duration Income Fund
Lord Abbett Total Return Fund	LAIT-3
Lord Abbett Ultra Short Bond Fund	(07/20)

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Multi-Asset Balanced Opportunity Fund

Multi-Asset Income Fund

For the six-month period ended May 31, 2020

Important Information on Paperless Delivery

Beginning in January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer, investment advisor or bank. Instead, the reports will be made available on Lord Abbett’s website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Shareholders who hold accounts directly with a Fund may elect to receive shareholder reports and other communications from the Fund electronically by signing into your Lord Abbett online account at lordabbett.com and selecting “Log In.” For further information, you may also contact the Funds at (800) 821-5129. Shareholders who hold accounts through a financial intermediary should contact them directly.

You may elect to receive all future reports in paper free of charge by contacting a Fund at (800) 821-5129. Your election to receive reports in paper will apply to all funds held with Lord Abbett. If your fund shares are held through a financial intermediary please contact them directly. Your election applies to all funds held with that intermediary.

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Portfolio Allocation

Schedules of Investments:

7	Multi-Asset Balanced Opportunity Fund

11	Multi-Asset Income Fund

16	Statements of Assets and Liabilities

18	Statements of Operations

19	Statements of Changes in Net Assets

22	Financial Highlights

30	Notes to Financial Statements

52	Supplemental Information to Shareholders

Lord Abbett Investment Trust
Lord Abbett Multi-Asset Balanced Opportunity Fund
and Lord Abbett Multi-Asset Income Fund
Semiannual Report

For the six-month period ended May 31, 2020

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Trustee, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for the Funds for the six-month period ended May 31, 2020. For additional information about the Funds, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Trustee, President, and Chief Executive Officer

1

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2019 through May 31, 2020).

Actual Expenses

For each class of each Fund, the first line of the applicable table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period 12/1/19 – 5/31/20” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the applicable table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Multi-Asset Balanced Opportunity Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#
	12/1/19	5/31/20	12/1/19 - 5/31/20
Class A
Actual	$1,000.00	$972.80	$2.61
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.35	$2.68
Class C
Actual	$1,000.00	$968.90	$6.35
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.55	$6.51
Class F
Actual	$1,000.00	$973.50	$1.87
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.10	$1.92
Class F3
Actual	$1,000.00	$974.20	$0.94
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.05	$0.96
Class I
Actual	$1,000.00	$974.00	$1.38
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.60	$1.42
Class P
Actual	$1,000.00	$971.70	$3.65
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.30	$3.74
Class R2
Actual	$1,000.00	$970.80	$4.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.55	$4.50
Class R3
Actual	$1,000.00	$971.50	$3.89
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.05	$3.99
Class R4
Actual	$1,000.00	$972.80	$2.61
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.35	$2.68
Class R5
Actual	$1,000.00	$973.20	$1.43
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.55	$1.47
Class R6
Actual	$1,000.00	$974.20	$0.94
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.05	$0.96

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.53% for Class A, 1.29% for Class C, 0.38% for Class F, 0.19% for Class F3, 0.28% for Class I, 0.74% for Class P, 0.89% for Class R2, 0.79% for Class R3, 0.53% for Class R4, 0.29% for Class R5 and 0.19% for Class R6) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).
#	Does not include expenses of the Underlying Funds in which Multi-Asset Balanced Opportunity Fund invests.

3

Portfolio Holdings Presented by Portfolio Allocation

May 31, 2020

Underlying Fund Name	%*
Lord Abbett Investment Trust-Convertible Fund-Class I	6.36%
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	6.26%
Lord Abbett Securities Trust-Durable Growth Fund-Class I	6.87%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I	5.06%
Lord Abbett Securities Trust-Focused Large Cap Value Fund-Class I	13.84%
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	9.60%
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	12.61%
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	5.20%
Lord Abbett Investment Trust-High Yield Fund-Class I	17.08%
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	2.73%
Lord Abbett Securities Trust-International Equity Fund-Class I	4.90%
Lord Abbett Securities Trust-International Value Fund-Class I	5.09%
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	4.40%
Total	100.00%

*	Represents percent of total investments.

4

Multi-Asset Income Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#
	12/1/19	5/31/20	12/1/19 - 5/31/20
Class A
Actual	$1,000.00	$971.20	$2.46
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.50	$2.53
Class C
Actual	$1,000.00	$967.90	$6.20
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.70	$6.36
Class F
Actual	$1,000.00	$971.90	$1.73
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.25	$1.77
Class F3
Actual	$1,000.00	$973.00	$0.94
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.05	$0.96
Class I
Actual	$1,000.00	$972.90	$1.23
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.75	$1.26
Class R2
Actual	$1,000.00	$970.10	$4.24
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.70	$4.34
Class R3
Actual	$1,000.00	$969.90	$3.74
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.20	$3.84
Class R4
Actual	$1,000.00	$971.20	$2.46
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.50	$2.53
Class R5
Actual	$1,000.00	$972.90	$1.18
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.80	$1.21
Class R6
Actual	$1,000.00	$973.00	$0.94
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.05	$0.96

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.50% for Class A, 1.26% for Class C, 0.35% for Class F, 0.19% for Class F3, 0.25% for Class I, 0.86% for Class R2, 0.76% for Class R3, 0.50% for Class R4, 0.24% for Class R5 and 0.19% for Class R6) multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).
#	Does not include expenses of the Underlying Funds in which Multi-Asset Income Fund invests.

5

Portfolio Holdings Presented by Portfolio Allocation

May 31, 2020

Underlying Fund Name	%*
Lord Abbett Investment Trust-Convertible Fund-Class I	5.03%
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	18.88%
Lord Abbett Securities Trust-Durable Growth Fund-Class I	4.77%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I	5.26%
Lord Abbett Securities Trust-Focused Large Cap Value Fund-Class I	9.94%
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	5.26%
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	8.09%
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	3.11%
Lord Abbett Investment Trust-High Yield Fund-Class I	18.12%
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	4.91%
Lord Abbett Securities Trust-International Equity Fund-Class I	5.10%
Lord Abbett Securities Trust-International Value Fund-Class I	4.95%
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	2.83%
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I	3.75%
Total	100.00%

*	Represents percent of total investments.

6

Schedule of Investments (unaudited)

MULTI-ASSET BALANCED OPPORTUNITY FUND May 31, 2020

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a)(b) 99.56%
Lord Abbett Investment Trust-Convertible Fund-Class I(d)	9,389,396	$140,465
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(e)	12,111,185	138,189
Lord Abbett Securities Trust-Durable Growth Fund-Class I(k)	8,953,291	151,579
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I(c)	23,204,945	111,616
Lord Abbett Securities Trust-Focused Large Cap Value Fund-Class I(j)	24,656,383	305,492
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I(l)	20,666,338	211,830
Lord Abbett Securities Trust-Growth Leaders Fund-Class I*(k)	8,166,384	278,474
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I*(i)	4,009,532	114,793
Lord Abbett Investment Trust-High Yield Fund-Class I(f)	56,109,596	377,056
Lord Abbett Investment Trust-Inflation Focused Fund-Class I(g)	5,864,591	60,229
Lord Abbett Securities Trust-International Equity Fund-Class I(j)	9,018,151	108,218
Lord Abbett Securities Trust-International Value Fund-Class I(m)	19,193,295	112,281
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(h)	4,148,916	97,168
Total Investments in Underlying Funds (cost $2,232,606,917)		2,207,390

OPTIONS PURCHASED 0.22% (cost $12,327,137)		5,033

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.04%

REPURCHASE AGREEMENT 0.04%

Repurchase Agreement dated 5/29/2020, 0.00% due 6/1/2020 with Fixed Income Clearing Corp. collateralized by $835,000 of U.S. Treasury Note at 0.500% due 3/15/2023; value: $842,391; proceeds: $822,722 (cost $822,722)	$823	823
Total Investments in Securities 99.82% (cost $2,245,756,776)		2,213,246
Cash, Foreign Cash and Other Assets in Excess Liabilities(n) 0.18%		3,963
Net Assets 100.00%		$2,217,209

*	Non-income producing security.
(a)	Affiliated issuers (See Note 11).
(b)	These investments offer daily redemptions.
(c)	Fund investment objective is to seek high total return.
(d)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(f)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(g)	Fund investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle and to seek current income.
(h)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)

MULTI-ASSET BALANCED OPPORTUNITY FUND May 31, 2020

(i)	Fund investment objective is capital appreciation.
(j)	Fund investment objective is to seek long-term capital appreciation.
(k)	Fund investment objective is to seek capital appreciation.
(l)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(m)	Fund investment objective is to seek a high level of total return.
(n)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts, purchased option contracts and written options as follows:

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price	Notional Amount	Value (000)
S&P 500 Index, Put	Morgan Stanley	125,000,000	11/5/2020	$113	$125,000,000	$935
S&P 500 Index, Put	Barclays	62,500,000	8/6/2020	115	62,500,000	226
S&P 500 Index, Put	Goldman Sachs	75,000,000	12/18/2020	112	75,000,000	695
S&P 500 Index, Put	Bank of America	62,500,000	9/25/2020	114	62,500,000	381
S&P 500 Index, Put	BNP Paribas	75,000,000	11/20/2020	111	75,000,000	508
S&P 500 Index, Put	Credit Suisse	75,000,000	12/9/2020	111	75,000,000	558
S&P 500 Index, Put	UBS	75,000,000	2/12/2021	111	75,000,000	816
S&P 500 Index, Put	Barclays	62,500,000	10/9/2020	113	62,500,000	404
S&P 500 Index, Put	Credit Suisse	62,500,000	12/4/2020	112	62,500,000	510
						$5,033

Open OTC Written Options at May 31, 2020:

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums (Received)	Unrealized Appreciation
S&P 500 Index, Put	Morgan Stanley	$110	11/5/2020	125,000,000	$(125,000,000)	$(604,145)	$(1,566,380)	$962,235
S&P 500 Index, Put	Barclays	112	8/6/2020	62,500,000	(62,500,000)	(106,773)	(437,655)	330,882
S&P 500 Index, Put	Goldman Sachs	109	12/18/2020	75,000,000	(75,000,000)	(481,457)	(1,042,189)	560,732
S&P 500 Index Put	Bank of America	111	9/25/2020	62,500,000	(62,500,000)	(227,699)	(653,139)	425,440
S&P 500 Index Put	BNP Paribas	108	11/20/2020	75,000,000	(75,000,000)	(338,676)	(1,051,058)	712,382
S&P 500 Index Put	Credit Suisse	108	12/9/2020	75,000,000	(75,000,000)	(385,881)	(1,039,842)	653,961
S&P 500 Index Put	UBS	108	2/12/2021	75,000,000	(75,000,000)	(585,691)	(1,167,209)	581,518
S&P 500 Index Put	Barclays	110	10/9/2020	62,500,000	(62,500,000)	(250,663)	(632,677)	382,014
S&P 500 Index Put	Credit Suisse	109	12/4/2020	62,500,000	(62,500,000)	(346,821)	(750,798)	403,977
Total OTC Written Options						$(3,327,806)	$(8,340,947)	$5,013,141

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

MULTI-ASSET BALANCED OPPORTUNITY FUND May 31, 2020

Open Forward Foreign Currency Exchange Contracts at May 31, 2020:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Buy	Bank of America	9/29/2020	3,500,000	$3,813,949	$3,895,014	$81,065
Euro	Buy	BNP Paribas S.A.	11/25/2020	5,000,000	5,397,248	5,571,293	174,045
Euro	Buy	Goldman Sachs	12/22/2020	4,000,000	4,317,799	4,460,064	142,265
Japanese yen	Sell	Bank of America	9/29/2020	409,097,500	3,813,949	3,800,489	13,460
Japanese yen	Sell	BNP Paribas S.A.	11/25/2020	573,685,000	5,397,248	5,334,854	62,394
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$473,229

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Japanese yen	Buy	Standard Chartered Bank	12/22/2020	467,120,000	$4,386,309	$4,346,585	$(39,724)
Japanese yen	Buy	State Street Bank and Trust	9/29/2020	409,122,000	3,834,141	3,800,716	(33,425)
Japanese yen	Buy	State Street Bank and Trust	11/25/2020	574,925,000	5,418,453	5,346,385	(72,068)
Euro	Sell	Standard Chartered Bank	12/22/2020	4,000,000	4,386,309	4,460,064	(73,755)
Euro	Sell	State Street Bank and Trust	9/29/2020	3,500,000	3,834,141	3,895,014	(60,873)
Euro	Sell	State Street Bank and Trust	11/25/2020	5,000,000	5,418,453	5,571,293	(152,840)
Japanese yen	Sell	Goldman Sachs	12/22/2020	467,208,800	4,317,799	4,347,411	(29,612)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(462,297)

Open Futures Contracts at May 31, 2020:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
MSCI Emerging Market INDEX	June 2020	938	Long	$43,466,118	$43,753,010	$286,892

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
E-Mini NASDAQ 100	June 2020	234	Short	$(43,364,655)	$(44,741,970)	$(1,377,315)
E-Mini S&P 500 INDEX	June 2020	295	Short	(42,352,395)	(44,869,500)	(2,517,105)
Total Unrealized Depreciation on Open Futures Contracts						$(3,894,420)

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(concluded)

MULTI-ASSET BALANCED OPPORTUNITY FUND May 31, 2020

The following is a summary of the inputs used as of May 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$2,207,390	$–	$–	$2,207,390
OTC Options Purchased	-	5,033	–	5,033
Short-Term Investment
Repurchase Agreement	-	823	–	823
Total	$2,207,390	$5,856	$–	$2,213,246

Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$473	$–	$473
Liabilities	–	(462)	–	(462)
OTC Options Written
Assets	–	–	–	–
Liabilities	–	(3,328)	–	(3,328)
Futures Contracts
Assets	287	–	–	287
Liabilities	(3,894)	–	–	(3,894)
Total	$(3,607)	$(3,317)	$–	$(6,924)

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)

MULTI-ASSET INCOME FUND May 31, 2020

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a)(b) 99.74%
Lord Abbett Investment Trust-Convertible Fund-Class I(c)	3,780,281	$56,553
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(d)	18,581,558	212,016
Lord Abbett Securities Trust-Durable Growth Fund-Class I(e)	3,165,363	53,590
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I(f)	12,273,070	59,033
Lord Abbett Securities Trust-Focused Large Cap Value Fund-Class I(g)	9,008,658	111,617
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I(h)	5,763,879	59,080
Lord Abbett Securities Trust-Growth Leaders Fund-Class I*(i)	2,664,631	90,864
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I*(e)	1,219,512	34,915
Lord Abbett Investment Trust-High Yield Fund-Class I(j)	30,294,159	203,577
Lord Abbett Investment Trust-Inflation Focused Fund-Class I(k)	5,370,701	55,157
Lord Abbett Securities Trust-International Equity Fund-Class I(g)	4,772,496	57,270
Lord Abbett Securities Trust-International Value Fund-Class I(l)	9,499,546	55,572
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(m)	1,355,508	31,746
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I(n)	4,221,652	42,174
Total Investments in Underlying Funds (cost $1,144,214,570)		1,123,164

OPTIONS PURCHASED 0.45% (cost $12,327,137)		5,033

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.02%

REPURCHASE AGREEMENT
Repurchase Agreement dated 5/29/2020, 0.00% due 6/1/2020 with Fixed Income Clearing Corp. collateralized by $230,000 of U.S. Treasury Inflation Index Note at 0.625% due 4/15/2023; value: $245,244; proceeds: $237,234 (cost $237,234)	$237	237
Total Investments in Securities 100.21% (cost $1,156,778,941)		1,128,434
Liabilities in Excess of Foreign Cash and Other Assets(o) (0.21%)		(2,357)
Net Assets 100.00%		$1,126,077

*	Non-income producing security.
(a)	Affiliated issuers (See Note 11).
(b)	These investments offer daily redemptions.
(c)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(d)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek capital appreciation.
(f)	Fund investment objective is to seek high total return.
(g)	Fund investment objective is to seek long-term capital appreciation.
(h)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(i)	Fund investment objective is to seek capital appreciation.

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

MULTI-ASSET INCOME FUND May 31, 2020

(j)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(k)	Fund investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle and to seek current income.
(l)	Fund investment objective is to seek a high level of total return.
(m)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(n)	Fund investment objective is to seek current income consistent with the preservation of capital.
(o)	Liabilities in Excess of Foreign Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts, purchased option contracts and written option contracts as follows:

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price	Notional Amount	Value (000)
S&P 500 Index, Put	Morgan Stanley	125,000,000	11/5/2020	$113	$125,000,000	$935
S&P 500 Index, Put	Barclays	62,500,000	8/6/2020	115	62,500,000	226
S&P 500 Index, Put	Goldman Sachs	75,000,000	12/18/2020	112	75,000,000	695
S&P 500 Index, Put	Bank of America	62,500,000	9/25/2020	114	62,500,000	381
S&P 500 Index, Put	BNP Paribas	75,000,000	11/20/2020	111	75,000,000	508
S&P 500 Index, Put	Credit Suisse	75,000,000	12/9/2020	111	75,000,000	558
S&P 500 Index, Put	UBS	75,000,000	2/12/2021	111	75,000,000	816
S&P 500 Index, Put	Barclays	62,500,000	10/9/2020	113	62,500,000	404
S&P 500 Index, Put	Credit Suisse	62,500,000	12/4/2020	112	62,500,000	510
						$5,033

Open OTC Written Options at May 31, 2020:

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums (Received)	Unrealized Appreciation
S&P 500 Index, Put	Morgan Stanley	$110	11/5/2020	125,000,000	$(125,000,000)	$(604,145)	$(1,566,380)	$962,235
S&P 500 Index, Put	Barclays	112	8/6/2020	62,500,000	(62,500,000)	(106,773)	(437,655)	330,882
S&P 500 Index, Put	Goldman Sachs	109	12/18/2020	75,000,000	(75,000,000)	(481,457)	(1,042,189)	560,732
S&P 500 Index Put	Bank of America	111	9/25/2020	62,500,000	(62,500,000)	(227,699)	(653,139)	425,440
S&P 500 Index Put	BNP Paribas	108	11/20/2020	75,000,000	(75,000,000)	(338,676)	(1,051,058)	712,382
S&P 500 Index Put	Credit Suisse	108	12/9/2020	75,000,000	(75,000,000)	(385,881)	(1,039,842)	653,961
S&P 500 Index Put	UBS	108	2/12/2021	75,000,000	(75,000,000)	(585,691)	(1,167,209)	581,518
S&P 500 Index Put	Barclays	110	10/9/2020	62,500,000	(62,500,000)	(250,663)	(632,677)	382,014
S&P 500 Index Put	Credit Suisse	109	12/4/2020	62,500,000	(62,500,000)	(346,821)	(750,798)	403,977
Total OTC Written Options						$(3,327,806)	$(8,340,947)	$5,013,141

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

MULTI-ASSET INCOME FUND May 31, 2020

Open Forward Foreign Currency Exchange Contracts at May 31, 2020:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Buy	Bank of America	9/29/2020	3,500,000	$3,813,949	$3,895,014	$81,065
Euro	Buy	BNP Paribas S.A.	11/25/2020	5,000,000	5,397,248	5,571,293	174,045
Euro	Buy	Goldman Sachs	12/22/2020	4,000,000	4,317,799	4,460,064	142,265
Japanese yen	Sell	Bank of America	9/29/2020	409,097,500	3,813,949	3,800,489	13,460
Japanese yen	Sell	BNP Paribas S.A.	11/25/2020	573,685,000	5,397,248	5,334,854	62,394
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$473,229

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Japanese yen	Buy	Standard Chartered Bank	12/22/2020	467,120,000	$4,386,309	$4,346,584	$(39,725)
Japanese yen	Buy	State Street Bank and Trust	9/29/2020	409,122,000	3,834,141	3,800,717	(33,424)
Japanese yen	Buy	State Street Bank and Trust	11/25/2020	574,925,000	5,418,453	5,346,385	(72,068)
Euro	Sell	Standard Chartered Bank	12/22/2020	4,000,000	4,386,309	4,460,064	(73,755)
Euro	Sell	State Street Bank and Trust	9/29/2020	3,500,000	3,834,141	3,895,014	(60,873)
Euro	Sell	State Street Bank and Trust	11/25/2020	5,000,000	5,418,453	5,571,293	(152,840)
Japanese yen	Sell	Goldman Sachs	12/22/2020	467,208,800	4,317,799	4,347,411	(29,612)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(462,297)

Open Futures Contracts at May 31, 2020:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
MSCI Emerging Market INDEX	June 2020	481	Long	$ 22,289,129	$22,436,245	$147,116

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Depreciation
E-Mini NASDAQ 100	June 2020	119	Short	$(22,052,966)	$(22,753,395)	$(700,429)
E-Mini S&P 500 INDEX	June 2020	152	Short	(21,822,251)	(23,119,200)	(1,296,949)
Total Unrealized Depreciation on Open Futures Contracts						$(1,997,378)

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(concluded)

MULTI-ASSET INCOME FUND May 31, 2020

The following is a summary of the inputs used as of May 31, 2020 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)	(000)	(000)	(000)	(000)
Investments in Underlying Funds	$1,123,164	$–	$–	$1,123,164
OTC Options Purchased	–	5,033	–	5,033
Short-Term Investment
Repurchase Agreement	–	237	–	237
Total	$1,123,164	$5,270	$–	$1,128,434

Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$473	$–	$473
Liabilities	–	(462)	–	(462)
OTC Options Written
Assets	–	–	–	–
Liabilities	–	(3,328)	–	(3,328)
Futures Contracts
Assets	147	–	–	147
Liabilities	(1,997)	–	–	(1,997)
Total	$(1,850)	$(3,317)	$–	$(5,167)

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

14	See Notes to Financial Statements.

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15

Statements of Assets and Liabilities (unaudited)

May 31, 2020

	Multi-Asset Balanced Opportunity Fund	Multi-Asset Income Fund
ASSETS:
Investments in securities, at cost	$13,149,859	$12,564,371
Investments in Underlying Funds, at cost	2,232,606,917	1,144,214,570
Investments in securities, at value	$5,855,538	$5,270,050
Investments in Underlying Funds, at value	2,207,390,158	1,123,163,644
Deposits with brokers for futures collateral	12,021,400	6,158,300
Deposits with brokers for OTC options collateral	280,000	360,000
Foreign cash, at value (cost $2,637 and $2,214, respectively)	2,624	2,204
Receivables:
Dividends	2,770,997	1,899,425
Capital shares sold	2,157,251	1,819,490
Variation margin for futures contracts	128,035	68,300
Investment in securities sold	54,295,452	34,977,899
Unrealized appreciation on forward foreign currency exchange contracts	473,229	473,229
Prepaid expenses and other assets	98,201	112,514
Total assets	2,285,472,885	1,174,305,055
LIABILITIES:
Payables:
Investments in securities purchased	59,477,529	36,942,107
Capital shares reacquired	1,574,250	1,933,719
To bank	178,756	3,320,992
12b-1 distribution plan	477,315	378,854
Trustees’ fees	359,022	151,427
Management fee	181,081	93,243
Fund administration	72,432	37,297
Unrealized depreciation on forward foreign currency exchange contracts	462,297	462,297
Options written outstanding, at value (including premiums received of $8,340,947, $8,340,947, respectively) (See Note 2)	3,327,806	3,327,806
Distributions payable	1,614,577	1,274,580
Accrued expenses	538,872	305,275
Total liabilities	68,263,937	48,227,597
Commitments and contingent liabilities
NET ASSETS	$2,217,208,948	$1,126,077,458
COMPOSITION OF NET ASSETS:
Paid-in capital	$2,332,184,812	$1,308,169,109
Total distributable earnings (loss)	(114,975,864)	(182,091,651)
Net Assets	$2,217,208,948	$1,126,077,458

16	See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(concluded)

May 31, 2020

	Multi-Asset Balanced Opportunity Fund	Multi-Asset Income Fund

Net assets by class:
Class A Shares	$1,773,818,492	$606,134,768
Class C Shares	$285,868,580	$288,459,542
Class F Shares	$60,482,172	$171,291,193
Class F3 Shares	$45,283	$1,752,785
Class I Shares	$26,534,738	$35,432,140
Class P Shares	$582,944	–
Class R2 Shares	$687,629	$106,676
Class R3 Shares	$43,929,958	$18,199,661
Class R4 Shares	$11,962,304	$2,562,699
Class R5 Shares	$463,442	$39,412
Class R6 Shares	$12,833,406	$2,098,582
Outstanding shares by class (unlimited number of authorized shares of beneficial interest)
Class A Shares	161,004,197	42,139,370
Class C Shares	26,114,367	19,742,858
Class F Shares	5,490,102	11,910,301
Class F3 Shares	4,101	122,421
Class I Shares	2,408,779	2,478,313
Class P Shares	53,169	–
Class R2 Shares	60,969	7,209
Class R3 Shares	3,994,824	1,265,253
Class R4 Shares	1,085,703	178,179
Class R5 Shares	41,999	2,756
Class R6 Shares	1,163,542	146,574
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$11.02	$14.38
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$11.27	$14.71
Class C Shares-Net asset value	$10.95	$14.61
Class F Shares-Net asset value	$11.02	$14.38
Class F3 Shares-Net asset value	$11.04	$14.32
Class I Shares-Net asset value	$11.02	$14.30
Class P Shares-Net asset value	$10.96	–
Class R2 Shares-Net asset value	$11.28	$14.80
Class R3 Shares-Net asset value	$11.00	$14.38
Class R4 Shares-Net asset value	$11.02	$14.38
Class R5 Shares-Net asset value	$11.03	$14.30
Class R6 Shares-Net asset value	$11.03	$14.32

See Notes to Financial Statements.	17

Statements of Operations (unaudited)

For the Six Months Ended May 31, 2020

	Multi-Asset Balanced Opportunity Fund	Multi-Asset Income Fund
Investment income:
Dividends received from underlying Funds	$26,751,571	$17,064,069
Interest	7,960	2,184
Total investment income	26,759,531	17,066,253
Expenses:
Management fee	1,152,100	598,550
12b-1 distribution plan-Class A	2,290,005	792,564
12b-1 distribution plan-Class C	1,524,857	1,556,208
12b-1 distribution plan-Class F	32,755	92,816
12b-1 distribution plan-Class P	1,287	–
12b-1 distribution plan-Class R2	2,232	378
12b-1 distribution plan-Class R3	114,507	49,607
12b-1 distribution plan-Class R4	14,878	3,035
Shareholder servicing	1,191,729	456,863
Fund administration	460,840	239,420
Registration	194,017	105,186
Reports to shareholders	89,497	45,891
Professional	34,138	20,134
Trustees’ fees	32,355	16,783
Custody	10,332	3,755
Other	60,529	11,642
Gross expenses	7,206,058	3,992,832
Expense reductions (See Note 9)	(22,259)	(11,612)
Net expenses	7,183,799	3,981,220
Net investment income	19,575,732	13,085,033
Net realized and unrealized gain (loss):
Capital gain distributions received from Underlying Funds	30,282,034	12,681,475
Net realized gain (loss) on Investment in Underlying Funds	(65,264,619)	(34,382,770)
Net realized gain (loss) on futures contracts	5,873,288	2,268,409
Net realized gain (loss) on forward foreign currency exchange contracts	2,642	(978,828)
Net realized gain (loss) on swap contracts	154,909	(73,133)
Net realized gain (loss) on foreign currency related transactions	(5)	(43,116)
Net change in unrealized appreciation/depreciation in Underlying Funds	(63,609,306)	(29,985,161)
Net change in unrealized appreciation/depreciation on options purchased	(7,294,321)	(7,294,321)
Net change in unrealized appreciation/depreciation on futures contracts	(4,201,457)	(2,151,235)
Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts	10,932	10,932
Net change in unrealized appreciation/depreciation on options written	5,013,141	5,013,141
Net change in unrealized appreciation/depreciation on swap contracts	2,126,658	1,109,561
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	(84,239)	(84,236)
Net realized and unrealized gain (loss)	(96,990,343)	(53,909,282)
Net Decrease in Net Assets Resulting From Operations	$(77,414,611)	$(40,824,249)

18	See Notes to Financial Statements.

Statements of Changes in Net Assets

	Multi-Asset Balanced Opportunity Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended May 31, 2020 (unaudited)	For the Year Ended November 30, 2019
Operations:
Net investment income	$19,575,732	$39,698,440
Capital gain distributions received from Underlying Funds	30,282,034	65,105,464
Net realized gain (loss) on futures contracts, forward foreign currency exchange contracts, swaps and foreign currency related transactions	6,030,834	(20,870,547)
Net realized gain (loss) on investments in Underlying Funds	(65,264,619)	437,166
Net change in unrealized appreciation/depreciation on investments in Underlying Funds	(63,609,306)	84,277,520
Net change in unrealized appreciation/depreciation on options purchased	(7,294,321)	–
Net change in unrealized appreciation/depreciation on futures contracts, options written, forward foreign currency exchange contracts, swaps and translation of assets and liabilities denominated in foreign currencies	2,865,035	(878,900)
Net increase (decrease) in net assets resulting from operations	(77,414,611)	167,769,143
Distributions to shareholders:
Class A	(45,962,438)	(83,733,540)
Class C	(6,651,823)	(13,318,023)
Class F	(1,725,647)	(3,275,707)
Class F3	(1,163)	(1,117)
Class I	(723,773)	(1,067,541)
Class P	(13,527)	(32,915)
Class R2	(17,413)	(25,153)
Class R3	(1,117,134)	(1,867,955)
Class R4	(289,262)	(385,003)
Class R5	(6,585)	(8,254)
Class R6	(386,201)	(425,636)
Total distributions to shareholders	(56,894,966)	(104,140,844)
Capital share transactions (Net of share conversions) (See Note 14):
Net proceeds from sales of shares	88,308,167	141,970,512
Net proceeds from reorganizations (See Note 15)	–	1,171,902,740
Reinvestment of distributions	55,652,646	101,774,992
Cost of shares reacquired	(289,087,610)	(520,732,286)
Net increase (decrease) in net assets resulting from capital share transactions	(145,126,797)	894,915,958
Net increase (decrease) in net assets	(279,436,374)	958,544,257
NET ASSETS:
Beginning of period	$2,496,645,322	$1,538,101,065
End of period	$2,217,208,948	$2,496,645,322

See Notes to Financial Statements.	19

Statements of Changes in Net Assets (concluded)

	Multi-Asset Income Fund
DECREASE IN NET ASSETS	For the Six Months Ended May 31, 2020 (unaudited)	For the Year Ended November 30, 2019
Operations:
Net investment income	$13,085,033	$34,469,913
Capital gain distributions received from Underlying Funds	12,681,475	27,912,945
Net realized gain (loss) on futures contracts, forward foreign currency exchange contracts, swaps and foreign currency related transactions	1,173,332	(11,341,762)
Net realized gain (loss) on investments in Underlying Funds	(34,382,770)	1,555,315
Net change in unrealized appreciation/depreciation on investments in Underlying Funds	(29,985,161)	57,494,915
Net change in unrealized appreciation/depreciation on options purchased	(7,294,321)	–
Net change in unrealized appreciation/depreciation on futures contracts, options written, forward foreign currency exchange contracts, swaps and translation of assets and liabilities denominated in foreign currencies	3,898,163	(4,844,934)
Net increase (decrease) in net assets resulting from operations	(40,824,249)	105,246,392
Distributions to shareholders:
Class A	(9,224,448)	(23,801,009)
Class C	(3,286,517)	(10,223,578)
Class F	(2,842,195)	(7,608,013)
Class F3	(37,548)	(146,802)
Class I	(622,223)	(1,841,166)
Class R2	(1,537)	(3,744)
Class R3	(263,868)	(627,711)
Class R4	(34,957)	(72,378)
Class R5	(589)	(1,169)
Class R6	(39,325)	(105,800)
Total distributions to shareholders	(16,353,207)	(44,431,370)
Capital share transactions (Net of share conversions) (See Note 14):
Net proceeds from sales of shares	50,279,541	138,058,781
Reinvestment of distributions	15,255,281	41,327,339
Cost of shares reacquired	(175,126,193)	(383,530,266)
Net decrease in net assets resulting from capital share transactions	(109,591,371)	(204,144,146)
Net decrease in net assets	(166,768,827)	(143,329,124)
NET ASSETS:
Beginning of period	$1,292,846,285	$1,436,175,409
End of period	$1,126,077,458	$1,292,846,285

20	See Notes to Financial Statements.

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21

Financial Highlights

MULTI-ASSET BALANCED OPPORTUNITY FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(b)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
5/31/2020(d)	$11.60	$0.09	$(0.40)	$(0.31)	$(0.13)	$(0.14)	$(0.27)
11/30/2019	11.28	0.24	0.80	1.04	(0.38)	(0.34)	(0.72)
11/30/2018	12.19	0.25	(0.50)	(0.25)	(0.42)	(0.24)	(0.66)
11/30/2017	11.23	0.33	0.97	1.30	(0.34)	–	(0.34)
11/30/2016	11.29	0.35	0.42	0.77	(0.38)	(0.45)	(0.83)
11/30/2015	12.87	0.34	(0.83)	(0.49)	(0.60)	(0.49)	(1.09)
Class C
5/31/2020(d)	11.53	0.05	(0.40)	(0.35)	(0.09)	(0.14)	(0.23)
11/30/2019	11.22	0.16	0.79	0.95	(0.30)	(0.34)	(0.64)
11/30/2018	12.12	0.16	(0.49)	(0.33)	(0.33)	(0.24)	(0.57)
11/30/2017	11.16	0.24	0.97	1.21	(0.25)	–	(0.25)
11/30/2016	11.23	0.27	0.41	0.68	(0.30)	(0.45)	(0.75)
11/30/2015	12.81	0.25	(0.83)	(0.58)	(0.51)	(0.49)	(1.00)
Class F
5/31/2020(d)	11.60	0.10	(0.40)	(0.30)	(0.14)	(0.14)	(0.28)
11/30/2019	11.28	0.26	0.80	1.06	(0.40)	(0.34)	(0.74)
11/30/2018	12.18	0.27	(0.49)	(0.22)	(0.44)	(0.24)	(0.68)
11/30/2017	11.22	0.36	0.99	1.32	(0.36)	–	(0.36)
11/30/2016	11.28	0.36	0.42	0.78	(0.39)	(0.45)	(0.84)
11/30/2015	12.86	0.35	(0.82)	(0.47)	(0.62)	(0.49)	(1.11)
Class F3
5/31/2020(d)	11.62	0.10	(0.39)	(0.29)	(0.15)	(0.14)	(0.29)
11/30/2019	11.29	0.27	0.81	1.08	(0.41)	(0.34)	(0.75)
11/30/2018	12.19	0.28	(0.49)	(0.21)	(0.45)	(0.24)	(0.69)
4/4/2017 to 11/30/2017(g)	11.62	0.21	0.56	0.77	(0.20)	–	(0.20)
Class I
5/31/2020(d)	11.60	0.10	(0.40)	(0.30)	(0.14)	(0.14)	(0.28)
11/30/2019	11.28	0.28	0.79	1.07	(0.41)	(0.34)	(0.75)
11/30/2018	12.19	0.28	(0.50)	(0.22)	(0.45)	(0.24)	(0.69)
11/30/2017	11.22	0.45	0.89	1.34	(0.37)	–	(0.37)
11/30/2016	11.29	0.40	0.38	0.78	(0.40)	(0.45)	(0.85)
11/30/2015	12.86	0.37	(0.82)	(0.45)	(0.63)	(0.49)	(1.12)
Class P
5/31/2020(d)	11.55	0.08	(0.41)	(0.33)	(0.12)	(0.14)	(0.26)
11/30/2019	11.23	0.21	0.81	1.02	(0.36)	(0.34)	(0.70)
11/30/2018	12.14	0.22	(0.49)	(0.27)	(0.40)	(0.24)	(0.64)
11/30/2017	11.18	0.31	0.97	1.28	(0.32)	–	(0.32)
11/30/2016	11.25	0.33	0.41	0.74	(0.36)	(0.45)	(0.81)
11/30/2015	12.82	0.31	(0.81)	(0.50)	(0.58)	(0.49)	(1.07)

22	See Notes to Financial Statements.

			Ratios to Average Net Assets:(a)						Supplemental Data:
Net asset value, end of period	Total return(c) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$11.02	(2.72	)(e)	0.53	(f)	0.53	(f)	1.81	(f)	$1,773,818	39	(e)
11.60	10.19		0.52		0.52		2.15		1,974,100	25
11.28	(2.18)		0.51		0.51		2.12		1,214,155	31
12.19	11.73		0.50		0.51		2.82		1,398,075	47
11.23	7.38		0.37		0.51		3.26		1,431,255	25
11.29	(4.13)		0.35		0.49		2.84		1,569,728	18

10.95	(3.11	)(e)	1.29	(f)	1.29	(f)	1.06	(f)	285,869	39	(e)
11.53	9.35		1.27		1.27		1.41		337,420	25
11.22	(2.85)		1.26		1.26		1.35		223,823	31
12.12	10.96		1.24		1.26		2.08		318,697	47
11.16	6.53		1.12		1.26		2.52		360,065	25
11.23	(4.84)		1.09		1.24		2.10		420,030	18

11.02	(2.65	)(e)	0.38	(f)	0.38	(f)	1.98	(f)	60,482	39	(e)
11.60	10.35		0.37		0.37		2.31		73,256	25
11.28	(1.95)		0.36		0.36		2.27		46,998	31
12.18	11.91		0.35		0.36		2.84		63,871	47
11.22	7.54		0.22		0.36		3.43		57,153	25
11.28	(3.99)		0.20		0.34		2.98		80,192	18

11.04	(2.58	)(e)	0.19	(f)	0.19	(f)	2.15	(f)	45	39	(e)
11.62	10.56		0.19		0.19		2.40		47	25
11.29	(1.83)		0.22		0.22		2.38		10	31
12.19	6.72		0.21		0.21		2.68		11	47

11.02	(2.60	)(e)	0.28	(f)	0.28	(f)	2.06	(f)	26,535	39	(e)
11.60	10.45		0.26		0.26		2.47		29,487	25
11.28	(1.93)		0.26		0.26		2.38		14,440	31
12.19	12.10		0.24		0.26		3.81		17,835	47
11.22	7.55		0.12		0.26		3.76		10,925	25
11.29	(3.82)		0.10		0.24		3.11		31,536	18

10.96	(2.83	)(e)	0.74	(f)	0.74	(f)	1.59	(f)	583	39	(e)
11.55	9.93		0.72		0.72		1.93		588	25
11.23	(2.38)		0.71		0.71		1.85		512	31
12.14	11.56		0.70		0.71		2.65		664	47
11.18	7.10		0.57		0.71		3.08		839	25
11.25	(4.26)		0.55		0.69		2.64		998	18

See Notes to Financial Statements.	23

Financial Highlights (concluded)

MULTI-ASSET BALANCED OPPORTUNITY FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(b)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
5/31/2020(d)	$11.87	$0.07	$(0.41)	$(0.34)	$(0.11)	$(0.14)	$(0.25)
11/30/2019	11.52	0.20	0.83	1.03	(0.34)	(0.34)	(0.68)
11/30/2018	12.43	0.22	(0.51)	(0.29)	(0.38)	(0.24)	(0.62)
11/30/2017	11.44	0.29	0.99	1.28	(0.29)	–	(0.29)
11/30/2016	11.49	0.31	0.42	0.73	(0.33)	(0.45)	(0.78)
11/30/2015	13.07	0.31	(0.84)	(0.53)	(0.56)	(0.49)	(1.05)
Class R3
5/31/2020(d)	11.58	0.08	(0.40)	(0.32)	(0.12)	(0.14)	(0.26)
11/30/2019	11.26	0.21	0.80	1.01	(0.35)	(0.34)	(0.69)
11/30/2018	12.16	0.22	(0.49)	(0.27)	(0.39)	(0.24)	(0.63)
11/30/2017	11.20	0.31	0.96	1.27	(0.31)	–	(0.31)
11/30/2016	11.27	0.33	0.40	0.73	(0.35)	(0.45)	(0.80)
11/30/2015	12.84	0.31	(0.82)	(0.51)	(0.57)	(0.49)	(1.06)
Class R4
5/31/2020(d)	11.60	0.09	(0.40)	(0.31)	(0.13)	(0.14)	(0.27)
11/30/2019	11.29	0.24	0.79	1.03	(0.38)	(0.34)	(0.72)
11/30/2018	12.19	0.24	(0.48)	(0.24)	(0.42)	(0.24)	(0.66)
11/30/2017	11.23	0.32	0.98	1.30	(0.34)	–	(0.34)
11/30/2016	11.29	0.36	0.41	0.77	(0.38)	(0.45)	(0.83)
6/30/2015 to 11/30/2015(h)	11.97	0.13	(0.68)	(0.55)	(0.13)	–	(0.13)
Class R5
5/31/2020(d)	11.62	0.09	(0.40)	(0.31)	(0.14)	(0.14)	(0.28)
11/30/2019	11.30	0.27	0.80	1.07	(0.41)	(0.34)	(0.75)
11/30/2018	12.20	0.29	(0.50)	(0.21)	(0.45)	(0.24)	(0.69)
11/30/2017	11.24	0.33	1.00	1.33	(0.37)	–	(0.37)
11/30/2016	11.29	0.24	0.56	0.80	(0.40)	(0.45)	(0.85)
6/30/2015 to 11/30/2015(h)	11.97	0.15	(0.69)	(0.54)	(0.14)	–	(0.14)
Class R6
5/31/2020(d)	11.61	0.11	(0.40)	(0.29)	(0.15)	(0.14)	(0.29)
11/30/2019	11.29	0.30	0.77	1.07	(0.41)	(0.34)	(0.75)
11/30/2018	12.19	0.24	(0.45)	(0.21)	(0.45)	(0.24)	(0.69)
11/30/2017	11.22	0.33	1.01	1.34	(0.37)	–	(0.37)
11/30/2016	11.29	0.39	0.40	0.79	(0.41)	(0.45)	(0.86)
6/30/2015 to 11/30/2015(h)	11.97	0.15	(0.69)	(0.54)	(0.14)	–	(0.14)

(a)	Does not include expenses of the Underlying Funds in which the Fund invests.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(d)	Unaudited.
(f)	Annualized.
(e)	Not annualized.
(g)	Commenced on April 4, 2017.
(h)	Commenced on June 30, 2015.

24	See Notes to Financial Statements.

			Ratios to Average Net Assets:(a)						Supplemental Data:
Net asset value, end of period	Total return(c) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$11.28	(2.92	)(e)	0.89	(f)	0.89	(f)	1.48	(f)	$688	39	(e)
11.87	9.85		0.87		0.87		1.77		837	25
11.52	(2.49)		0.86		0.86		1.83		360	31
12.43	11.37		0.85		0.86		2.44		465	47
11.44	6.93		0.73		0.87		2.86		660	25
11.49	(4.41)		0.70		0.84		2.56		1,158	18

11.00	(2.85	)(e)	0.79	(f)	0.79	(f)	1.58	(f)	43,930	39	(e)
11.58	9.94		0.76		0.76		1.91		52,554	25
11.26	(2.34)		0.76		0.76		1.84		27,258	31
12.16	11.49		0.73		0.74		2.63		33,772	47
11.20	7.05		0.61		0.75		3.04		41,447	25
11.27	(4.28)		0.59		0.73		2.59		38,972	18

11.02	(2.72	)(e)	0.53	(f)	0.53	(f)	1.79	(f)	11,962	39	(e)
11.60	10.19		0.52		0.52		2.12		12,167	25
11.29	(2.17)		0.51		0.51		2.07		4,971	31
12.19	11.77		0.49		0.49		2.73		2,474	47
11.23	7.39		0.37		0.51		3.32		82	25
11.29	(4.60	)(e)	0.34	(f)	0.50	(f)	2.79	(f)	10	18

11.03	(2.68	)(e)	0.29	(f)	0.29	(f)	1.87	(f)	463	39	(e)
11.62	10.44		0.27		0.27		2.38		204	25
11.30	(1.85)		0.26		0.26		2.45		121	31
12.20	11.99		0.24		0.25		2.77		102	47
11.24	7.69		0.13		0.27		2.27		12	25
11.29	(4.50	)(e)	0.09	(f)	0.25	(f)	3.03	(f)	10	18

11.03	(2.58	)(e)	0.19	(f)	0.19	(f)	2.21	(f)	12,833	39	(e)
11.61	10.47		0.19		0.19		2.61		15,985	25
11.29	(1.83)		0.18		0.18		2.01		5,451	31
12.19	12.13		0.18		0.18		2.77		5,587	47
11.22	7.58		0.12		0.17		3.54		28	25
11.29	(4.50	)(e)	0.08	(f)	0.15	(f)	3.04	(f)	10	18

See Notes to Financial Statements.	25

Financial Highlights

MULTI-ASSET INCOME FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(b)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
5/31/2020(d)	$15.02	$0.15	$(0.58)	$(0.43)	$(0.21)	$–	$(0.21)
11/30/2019	14.34	0.40	0.78	1.18	(0.50)	–	(0.50)
11/30/2018	15.08	0.36	(0.62)	(0.26)	(0.48)	–	(0.48)
11/30/2017	14.14	0.48	0.93	1.41	(0.47)	–	(0.47)
11/30/2016	14.24	0.56	0.25	0.81	(0.55)	(0.36)	(0.91)
11/30/2015	15.78	0.55	(0.98)	(0.43)	(0.75)	(0.36)	(1.11)
Class C
5/31/2020(d)	15.25	0.10	(0.59)	(0.49)	(0.15)	–	(0.15)
11/30/2019	14.55	0.30	0.79	1.09	(0.39)	–	(0.39)
11/30/2018	15.29	0.26	(0.63)	(0.37)	(0.37)	–	(0.37)
11/30/2017	14.34	0.38	0.93	1.31	(0.36)	–	(0.36)
11/30/2016	14.42	0.47	0.26	0.73	(0.45)	(0.36)	(0.81)
11/30/2015	15.97	0.45	(1.00)	(0.55)	(0.64)	(0.36)	(1.00)
Class F
5/31/2020(d)	15.02	0.16	(0.58)	(0.42)	(0.22)	–	(0.22)
11/30/2019	14.34	0.42	0.78	1.20	(0.52)	–	(0.52)
11/30/2018	15.08	0.38	(0.62)	(0.24)	(0.50)	–	(0.50)
11/30/2017	14.14	0.50	0.93	1.43	(0.49)	–	(0.49)
11/30/2016	14.23	0.59	0.25	0.84	(0.57)	(0.36)	(0.93)
11/30/2015	15.78	0.58	(1.00)	(0.42)	(0.77)	(0.36)	(1.13)
Class F3
5/31/2020(d)	14.95	0.18	(0.58)	(0.40)	(0.23)	–	(0.23)
11/30/2019	14.27	0.44	0.78	1.22	(0.54)	–	(0.54)
11/30/2018	15.00	0.40	(0.61)	(0.21)	(0.52)	–	(0.52)
4/4/2017 to 11/30/2017(g)	14.42	0.29	0.56	0.85	(0.27)	–	(0.27)
Class I
5/31/2020(d)	14.93	0.16	(0.56)	(0.40)	(0.23)	–	(0.23)
11/30/2019	14.26	0.44	0.77	1.21	(0.54)	–	(0.54)
11/30/2018	14.99	0.40	(0.61)	(0.21)	(0.52)	–	(0.52)
11/30/2017	14.07	0.54	0.89	1.43	(0.51)	–	(0.51)
11/30/2016	14.17	0.59	0.26	0.85	(0.59)	(0.36)	(0.95)
11/30/2015	15.71	0.59	(0.99)	(0.40)	(0.78)	(0.36)	(1.14)
Class R2
5/31/2020(d)	15.44	0.13	(0.59)	(0.46)	(0.18)	–	(0.18)
11/30/2019	14.73	0.35	0.81	1.16	(0.45)	–	(0.45)
11/30/2018	15.47	0.32	(0.63)	(0.31)	(0.43)	–	(0.43)
11/30/2017	14.50	0.45	0.94	1.39	(0.42)	–	(0.42)
11/30/2016	14.57	0.55	0.24	0.79	(0.50)	(0.36)	(0.86)
11/30/2015	16.12	0.52	(1.02)	(0.50)	(0.69)	(0.36)	(1.05)

26	See Notes to Financial Statements.

			Ratios to Average Net Assets:(a)						Supplemental Data:
Net asset value, end of period	Total return(c) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$14.38	(2.88	)(e)	0.50	(f)	0.50	(f)	2.38	(f)	$606,135	48	(e)
15.02	8.50		0.50		0.50		2.74		678,178	27
14.34	(1.79)		0.50		0.50		2.43		716,679	41
15.08	10.15		0.48		0.49		3.30		799,727	55
14.14	6.09		0.37		0.49		4.11		849,321	26
14.24	(2.90)		0.35		0.47		3.71		1,023,100	26

14.61	(3.21	)(e)	1.26	(f)	1.26	(f)	1.62	(f)	288,460	48	(e)
15.25	7.70		1.25		1.25		2.00		340,786	27
14.55	(2.51)		1.25		1.25		1.69		410,332	41
15.29	9.25		1.23		1.24		2.57		518,727	55
14.34	5.36		1.12		1.24		3.37		594,759	26
14.42	(3.64)		1.10		1.22		2.95		750,006	26

14.38	(2.81	)(e)	0.35	(f)	0.35	(f)	2.53	(f)	171,291	48	(e)
15.02	8.66		0.35		0.35		2.91		200,060	27
14.34	(1.64)		0.35		0.35		2.57		227,804	41
15.08	10.32		0.33		0.34		3.39		259,296	55
14.14	6.32		0.22		0.34		4.31		279,182	26
14.23	(2.82)		0.20		0.32		3.86		454,281	26

14.32	(2.70	)(e)	0.19	(f)	0.19	(f)	2.86	(f)	1,753	48	(e)
14.95	8.83		0.19		0.19		3.01		3,527	27
14.27	(1.47)		0.18		0.18		2.70		4,077	41
15.00	5.96	(e)	0.18	(f)	0.18	(f)	2.99	(f)	3,519	55

14.30	(2.71	)(e)	0.25	(f)	0.25	(f)	2.64	(f)	35,432	48	(e)
14.93	8.75		0.25		0.25		3.03		43,319	27
14.26	(1.48)		0.25		0.25		2.70		54,171	41
14.99	10.34		0.22		0.23		3.70		56,927	55
14.07	6.39		0.12		0.24		4.35		11,508	26
14.17	(2.67)		0.10		0.22		3.95		15,684	26

14.80	(2.99	)(e)	0.86	(f)	0.86	(f)	2.04	(f)	107	48	(e)
15.44	8.10		0.85		0.85		2.36		138	27
14.73	(2.09)		0.84		0.84		2.08		122	41
15.47	9.70		0.83		0.84		3.02		118	55
14.50	5.76		0.72		0.84		4.04		155	26
14.57	(3.24)		0.70		0.82		3.38		762	26

See Notes to Financial Statements.	27

Financial Highlights (concluded)

MULTI-ASSET INCOME FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(b)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R3
5/31/2020(d)	$15.02	$0.13	$(0.58)	$(0.45)	$(0.19)	$–	$(0.19)
11/30/2019	14.34	0.35	0.80	1.15	(0.47)	–	(0.47)
11/30/2018	15.08	0.33	(0.63)	(0.30)	(0.44)	–	(0.44)
11/30/2017	14.14	0.44	0.94	1.38	(0.44)	–	(0.44)
11/30/2016	14.24	0.53	0.25	0.78	(0.52)	(0.36)	(0.88)
11/30/2015	15.79	0.51	(0.99)	(0.48)	(0.71)	(0.36)	(1.07)
Class R4
5/31/2020(d)	15.02	0.15	(0.58)	(0.43)	(0.21)	–	(0.21)
11/30/2019	14.34	0.38	0.80	1.18	(0.50)	–	(0.50)
11/30/2018	15.08	0.34	(0.60)	(0.26)	(0.48)	–	(0.48)
11/30/2017	14.15	0.40	1.01	1.41	(0.48)	–	(0.48)
11/30/2016	14.24	0.56	0.26	0.82	(0.55)	(0.36)	(0.91)
6/30/2015 to 11/30/2015(h)	14.98	0.21	(0.75)	(0.54)	(0.20)	–	(0.20)
Class R5
5/31/2020(d)	14.93	0.16	(0.56)	(0.40)	(0.23)	–	(0.23)
11/30/2019	14.26	0.42	0.79	1.21	(0.54)	–	(0.54)
11/30/2018	14.99	0.39	(0.60)	(0.21)	(0.52)	–	(0.52)
11/30/2017	14.07	0.48	0.95	1.43	(0.51)	–	(0.51)
11/30/2016	14.16	0.59	0.26	0.85	(0.58)	(0.36)	(0.94)
6/30/2015 to 11/30/2015(h)	14.90	0.22	(0.75)	(0.53)	(0.21)	–	(0.21)
Class R6
5/31/2020(d)	14.95	0.17	(0.57)	(0.40)	(0.23)	–	(0.23)
11/30/2019	14.27	0.44	0.78	1.22	(0.54)	–	(0.54)
11/30/2018	15.00	0.38	(0.59)	(0.21)	(0.52)	–	(0.52)
11/30/2017	14.06	0.44	1.01	1.45	(0.51)	–	(0.51)
11/30/2016	14.16	0.59	0.26	0.85	(0.59)	(0.36)	(0.95)
6/30/2015 to 11/30/2015(h)	14.90	0.22	(0.75)	(0.53)	(0.21)	–	(0.21)

(a)	Does not include expenses of the Underlying Funds in which the Fund invests.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(d)	Unaudited.
(f)	Annualized.
(e)	Not annualized.
(g)	Commenced on April 4, 2017.
(h)	Commenced on June 30, 2015.

28	See Notes to Financial Statements.

			Ratios to Average Net Assets:(a)						Supplemental Data:
Net asset value, end of period	Total return(c) (%)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$14.38	(3.01	)(e)	0.76	(f)	0.76	(f)	2.13	(f)	$18,200	48	(e)
15.02	8.24		0.75		0.75		2.41		21,508	27
14.34	(2.03)		0.74		0.74		2.20		18,400	41
15.08	9.88		0.73		0.74		3.03		19,564	55
14.14	5.84		0.62		0.74		3.84		18,982	26
14.24	(3.19)		0.60		0.72		3.45		17,193	26

14.38	(2.88	)(e)	0.50	(f)	0.50	(f)	2.35	(f)	2,563	48	(e)
15.02	8.50		0.50		0.50		2.62		2,421	27
14.34	(1.77)		0.49		0.49		2.31		1,756	41
15.08	10.11		0.48		0.48		2.74		569	55
14.15	6.18		0.38		0.50		4.08		35	26
14.24	(3.62	)(e)	0.35	(f)	0.50	(f)	3.37	(f)	10	26

14.30	(2.71	)(e)	0.24	(f)	0.24	(f)	2.58	(f)	39	48	(e)
14.93	8.75		0.24		0.24		2.89		36	27
14.26	(1.55)		0.24		0.24		2.64		28	41
14.99	10.41		0.22		0.23		3.28		23	55
14.07	6.46		0.12		0.25		4.33		10	26
14.16	(3.54	)(e)	0.09	(f)	0.24	(f)	3.63	(f)	10	26

14.32	(2.70	)(e)	0.19	(f)	0.19	(f)	2.76	(f)	2,099	48	(e)
14.95	8.83		0.19		0.19		3.02		2,873	27
14.27	(1.47)		0.18		0.18		2.58		2,807	41
15.00	10.50		0.18		0.18		2.99		1,119	55
14.06	6.42		0.13		0.17		4.23		38	26
14.16	(3.53	)(e)	0.08	(f)	0.14	(f)	3.64	(f)	10	26

See Notes to Financial Statements.	29

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on August 16, 1993. The Trust consists of fourteen funds. This report covers the following two funds (separately, a “Fund” and collectively, the “Funds”) and their respective active share classes:

Funds	Classes
Lord Abbett Multi-Asset Balanced Opportunity Fund (“Multi-Asset Balanced Opportunity Fund”)	A, C, F, F3, I, P, R2, R3, R4, R5 and R6
Lord Abbett Multi-Asset Income Fund (“Multi-Asset Income Fund”)	A, C, F, F3, I, R2, R3, R4, R5 and R6

The Funds’ Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Funds’ prospectus.

Multi-Asset Balanced Opportunity Fund’s investment objective is to seek current income and capital growth. Multi-Asset Income Fund’s investment objective is to seek a high level of current income. The Funds invest principally in other mutual funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”).

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class C shares redeemed before the first anniversary of purchase. Effective June 30, 2020, Class C shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted, provided that the Fund or financial intermediary through which a shareholder purchased Class C shares has records verifying that the C shares have been held at least eight years. The first conversion of Class C to A Shares under this new policy would take place on July 25, 2020 for all Class C shares that were held for more than eight years as of June 30, 2020. Prior to June 30, 2020, Class C shares converted following the tenth anniversary of the month which the purchase order was accepted.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. These Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord Abbett, the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize

30

Notes to Financial Statements (unaudited)(continued)

independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Investments in the Underlying Funds are valued at their NAV each business day at the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time. Exchange traded futures contracts are valued at the last sales price in the market in which they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps and options are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income and capital gain distributions are recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest on the Statements of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal years ended November 30, 2016 through November 30, 2019. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, C, F, P, R2, R3 and R4

31

Notes to Financial Statements (unaudited)(continued)

shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Credit Default Swaps–Each Fund may enter into credit default swap contracts in order to hedge credit risk or for speculation purposes. As a seller of a credit default swap contract (“seller of protection”), a Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), a Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indices. These credit indices are comprised of a basket of securities representing a particular sector of the market.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. For a credit default swap sold by a Fund, payment of the agreed-upon amount made by a Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by a Fund, the agreed-upon amount received by a Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by a Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Funds for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based.

32

Notes to Financial Statements (unaudited)(continued)

(g)	Forward Foreign Currency Exchange Contracts–Each Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on foreign currency exchange contracts in each Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized gain (loss) on foreign currency exchange contracts in each Fund’s Statement of Operations.

(h)	Futures Contracts–Each Fund may purchase and sell futures contracts to manage cash, to adjust exposure to the direction of interest rates or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain is recorded equal to the difference between the opening and closing value of the contract.

(i)	Options–Each Fund may purchase and write exchange-listed and over-the-counter put or call options on securities, stock indices, currencies and other financial instruments for hedging purposes, to enhance portfolio returns and reduce overall volatility.

When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

(j)	Total Return Swaps–Each Fund may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that

33

Notes to Financial Statements (unaudited)(continued)

market. Each Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap. If the value of the asset underlying a total return swap declines over the term of the swap, each Fund also may be required to pay an amount equal to that decline in value to their counterparty.

(k)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(l)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk-for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of May 31, 2020 and, if applicable, Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

34

Notes to Financial Statements (unaudited)(continued)

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee is based on each Fund’s average daily net assets at an annual rate of .10%.

For the six months ended May 31, 2020, the effective management fee, net of waivers, was based on each Fund’s average daily net assets at the following annualized rates:

Net Effective Management Fee
Multi-Asset Balanced Opportunity Fund	.10%
Multi-Asset Income Fund	.10%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class C	Class F(1)	Class P	Class R2	Class R3	Class R4
Service	.25%	.25%	–	.25%	.25%	.25%	.25%
Distribution	–	.75%	.10%	.20%	.35%	.25%	–

*	The Funds may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)	The Class F Share Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Funds’ prospectus.

Class F3, Class I, Class R5 and Class R6 shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended May 31, 2020:

	Distributor Commissions	Dealers’ Concessions
Multi-Asset Balanced Opportunity Fund	$68,965	$453,099
Multi-Asset Income Fund	24,942	162,646

Distributor received the following amount of CDSCs for the six months ended May 31, 2020:

	Class A	Class C
Multi-Asset Balanced Opportunity Fund	$5,962	$6,862
Multi-Asset Income Fund	12,213	4,349

One Trustee and certain of the Trust’s officers have an interest in Lord Abbett.

35

Notes to Financial Statements (unaudited)(continued)

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid monthly for Multi-Asset Balanced Opportunity Fund and Multi-Asset Income Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended May 31, 2020 and fiscal year ended November 30, 2019 were as follows:

	Multi-Asset Balanced Opportunity Fund
	Six Months Ended 5/31/2020 (unaudited)	Year Ended 11/30/2019
Distributions paid from:
Ordinary income	$26,518,611	$59,663,229
Net long-term capital gains	30,376,355	44,477,615
Total distributions paid	$56,894,966	$104,140,844

	Multi-Asset Income Fund
	Six Months Ended 5/31/2020 (unaudited)	Year Ended 11/30/2019
Distributions paid from:
Ordinary income	$16,353,207	$44,431,370
Total distributions paid	$16,353,207	$44,431,370

As of May 31, 2020, the following funds had capital losses, which will carry forward indefinitely:

Multi-Asset Balanced Opportunity Fund	$13,846,213
Multi-Asset Income Fund	110,091,254

In accordance with the Regulated Investment Company Modernization Act of 2010, each Fund will carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“postenactment losses”) indefinitely. Post-enactment losses will also retain their character as either short-term or long-term.

As of May 31, 2020, the aggregate unrealized security gains and losses based on investments and other financial instruments, if any, based on cost for U.S. federal income tax purposes were as follows:

	Multi-Asset Balanced Opportunity Fund	Multi-Asset Income Fund
Tax cost	$2,282,269,317	$1,180,147,924
Gross unrealized gain	133,091,220	55,408,537
Gross unrealized loss	(195,665,296)	(98,915,956)
Net unrealized security gain (loss)	$(62,574,076)	$(43,507,419)

36

Notes to Financial Statements (unaudited)(continued)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain distributions, wash sales and other financial instruments.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2020 were as follows:

	Purchases	Sales
Multi-Asset Balanced Opportunity Fund	$898,902,503	$1,055,572,500
Multi-Asset Income Fund	575,364,909	679,112,879

There were no purchases or sales of U.S. Government securities for the six months ended May 31, 2020.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Funds entered into forward foreign currency exchange contracts for the six months ended May 31, 2020 (as described in note 2(g)). A forward foreign currency exchange contract reduces each Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts.

The Funds entered into domestic and foreign equity index futures contracts for the six months ended May 31, 2020 (as described in note 2(h)) to manage cash and economically hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

The Funds entered into options on indexes for the six months ended May 31, 2020 (as described in note 2(i)) to obtain exposure to an issuer (the Reference Entity). The Fund’s use of options involves the risk that Lord Abbett will not accurately predict expectations of market value of the Reference Entity, and the Fund’s returns could be reduced as a result. The Fund’s risk of loss from counterparty credit risk is the notional value of the contract.

37

Notes to Financial Statements (unaudited)(continued)

As of May 31, 2020, the Funds had the following derivatives at fair value, grouped into risk categories that illustrate the Funds use of derivative instruments:

	Multi-Asset Balanced Opportunity Fund
Asset Derivatives	Equity Contracts	Index Contracts	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts(1)	–	–	$473,229
Futures Contracts(2)	$286,892	–	–
Purchased Options(3)	–	$5,032,816	–

Liability Derivatives
Forward Foreign Currency Exchange Contracts(4)	–	–	$462,297
Futures Contracts(2)	$3,894,420	–	–
OTC Written Options(3)	–	$3,327,806	–

	Multi-Asset Income Fund
Asset Derivatives	Equity Contracts	Index Contracts	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts(1)	–	–	$473,229
Futures Contracts(2)	$147,116	–	–
Purchased Options(3)	–	$5,032,816	–

Liability Derivatives
Forward Foreign Currency Exchange Contracts(4)	–	–	$462,297
Futures Contracts(2)	$1,997,378	–	–
OTC Written Options(5)	–	$3,327,806	–

(1)	Statements of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(2)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
(3)	Statements of Assets and Liabilities location: Investments in securities at fair value.
(4)	Statements of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.
(5)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of written options as reported in the Schedule of Investments. Only current fair value is reported within the Statements of Assets and Liabilities.

38

Notes to Financial Statements (unaudited)(continued)

			Multi-Asset Balanced Opportunity Fund
	Interest Rate Contracts	Foreign Currency Contracts	Equity Contracts	Credit Contracts	Index Contracts
Net Realized Gain (Loss)
Credit Default Swap Contracts(1)	–	–	–	$(6,210,905)	–
Forward Foreign Currency Exchange Contracts(2)	–	$2,642	–	–	–
Futures Contracts(3)	$123,776	–	–	–	$5,749,512
Total Return Swap Contracts(4)	–	$6,365,814	–	–	–
Net Change in Unrealized Appreciation/Depreciation
Forward Foreign Currency Exchange Contracts(5)	–	$10,932	–	–	–
Futures Contracts(6)	–	–	–	–	$(4,201,457)
Total Return Swap Contracts(7)	–	$2,126,658	–	–	–
Written Option Contracts(8)	–	–	–	–	$5,013,141
Average Number of Contracts/Notional Amounts*
Credit Default Swaps(9)	–	–	–	$83,349,000	–
Forward Foreign Currency Exchange Contracts(9)	–	$27,167,899	–	–	–
Futures Contracts(10)	315	–	2,007	–	–
Total Return Swap Contracts(9)	–	$1,077,014	–	–	–
Written Option Contracts(9)	–	–	–	–	$123,214,286

				Multi-Asset Income Fund
	Interest Rate Contracts	Foreign Currency Contracts	Equity Contracts	Credit Contracts	Index Contracts
Net Realized Gain (Loss)
Credit Default Swaps Contracts(1)	–	–	–	$(3,397,781)	–
Forward Foreign Currency Exchange Contracts(2)	–	$(978,828)	–	–	–
Futures Contracts(3)	$(45,416)	–	–	–	$2,313,825
Total Return Swap Contracts(4)	–	$3,324,648	–	–	–
Net Change in Unrealized Appreciation/Depreciation
Forward Foreign Currency Exchange Contracts(5)	–	$10,932	–	–	–
Futures Contracts(6)	–	–	–	–	$(2,151,235)
Total Return Swap Contracts(7)	–	$1,109,561	–	–	–
Written Option Contracts(8)	–	–	–	–	$5,013,141
Average Number of Contracts/Notional Amounts*
Credit Default Swaps(9)	–	–	–	$45,570,000	–
Forward Foreign Currency Exchange Contracts(9)	–	$118,101,600	–	–	–
Futures Contracts(10)	457	–	929	–	–
Total Return Swap Contracts(9)	–	$1,028,180	–	–	–
Written Option Contracts(9)	–	–	–	–	$123,214,286

39

Notes to Financial Statements (unaudited)(continued)

*	Calculated based on the number of contracts or notional amounts for the six months ended May 31, 2020.
(1)	Statements of Operations location: Net realized gain (loss) on swap contracts.
(2)	Statements of Operations location: Net realized gain(loss) on forward foreign currency exchange contracts.
(3)	Statements of Operations location: Net realized gain(loss) on futures contracts.
(4)	Statements of Operations location: Net realized gain(loss) on swap contracts.
(5)	Statements of Operations location: Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts.
(6)	Statements of Operations location: Net change in unrealized appreciation/depreciation on futures contracts.
(7)	Statements of Operations location: Net change in unrealized appreciation/depreciation on swap contracts.
(8)	Statements of Operations location: Net change in unrealized appreciation/depreciation on options.
(9)	Amount represents notional amounts in U.S. dollars.
(10)	Amounts represents number of contracts.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statements of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by a counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statements of Assets and Liabilities across transactions between the Funds and the applicable counterparty:

		Multi-Asset Balanced Opportunity Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$473,229	$–	$473,229
OTC Options Purchased	5,032,816	–	5,032,816
Repurchase Agreement	822,722	–	822,722
Total	$6,328,767	$–	$6,328,767

40

Notes to Financial Statements (unaudited)(continued)

			Multi-Asset Balanced Opportunity Fund
	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash		Securities
	of Assets and	Financial	Collateral		Collateral	Net
Counterparty	Liabilities	Instruments	Received(a	)	Received(a )	Amount(b	)
Bank of America	$475,064	$(227,699)	$–		$–	$247,365
Barclays	629,884	(357,436)	–		–	272,448
BNP Paribas S.A.	744,454	(338,676)	–		–	405,778
Credit Suisse	1,068,049	(732,702)	–		–	335,347
Fixed Income Clearing Corp.	822,722	–	–		(822,722)	–
Goldman Sachs	837,601	(511,069)	–		–	326,532
Morgan Stanley	935,356	(604,145)	–		–	331,211
UBS	815,637	(585,690)	–		–	229,947
Total	$6,328,767	$(3,357,417)	$–		$(822,722)	$2,148,628

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$462,297	$–	$462,297
OTC Options Written	3,327,806	–	3,327,806
Total	$3,790,103	$–	$3,790,103

	Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral		Net
Counterparty	Liabilities	Instruments	Pledged(a )	Pledged(a	)	Amount(c	)
Bank of America	$227,699	$(227,699)	$–	$–		$–
Barclays	357,436	(357,436)	–	–		–
BNP Paribas S.A.	338,676	(338,676)	–	–		–
Credit Suisse	732,702	(732,702)	–	–		–
Goldman Sachs	511,069	(511,069)	–	–		–
Morgan Stanley	604,145	(604,145)	–	–		–
Standard Chartered Bank	113,479	–	–	–		113,479
State Street Bank and Trust	319,206	–	(280,000)	–		39,206
UBS	585,691	(585,691)	–	–		–
Total	$3,790,103	$(3,357,418)	$(280,000)	$–		$152,685

41

Notes to Financial Statements (unaudited)(continued)

			Multi-Asset Income Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$473,229	$–	$473,229
OTC Options Purchased	5,032,816	–	5,032,816
Repurchase Agreement	237,234	–	237,234
Total	$5,743,279	$–	$5,743,279

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash		Securities
	of Assets and	Financial	Collateral		Collateral	Net
Counterparty	Liabilities	Instruments	Received(a	)	Received(a )	Amount(b	)
Bank of America	$475,064	$(227,699)	$–		$–	$247,365
Barclays	629,884	(357,436)	–		–	272,448
BNP Paribas S.A.	744,454	(338,676)	–		–	405,778
Credit Suisse	1,068,049	(732,702)	–		–	335,347
Fixed Income Clearing Corp.	237,234	–	–		(237,234)	–
Goldman Sachs	837,601	(511,069)	–		–	326,532
Morgan Stanley	935,356	(604,145)	–		–	331,211
UBS	815,637	(585,690)	–		–	229,947
Total	$5,743,279	$(3,357,417)	$–		$(237,234)	$2,148,628

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$462,297	$–	$462,297
OTC Options Written	3,327,806	–	3,327,806
Total	$3,790,103	$–	$3,790,103

	Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral		Net
Counterparty	Liabilities	Instruments	Pledged(a )	Pledged(a	)	Amount(c	)
Bank of America	$227,699	$(227,699)	$–	$–		$–
Barclays	357,436	(357,436)	–	–		–
BNP Paribas S.A.	338,676	(338,676)	–	–		–
Credit Suisse	732,702	(732,702)	–	–		–
Goldman Sachs	511,069	(511,069)	–	–		–
Morgan Stanley	604,145	(604,145)	–	–		–
Standard Chartered Bank	113,480	–	–	–		113,480
State Street Bank and Trust	319,205	–	(280,000)	–		39,205
UBS	585,691	(585,691)	–	–		–
Total	$3,790,103	$(3,357,418)	$(280,000)	$–		$152,685

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statements of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by each counterparty as of May 31, 2020.
(c)	Net amount represents the amount owed by the Fund to each counterparty as of May 31, 2020.

42

Notes to Financial Statements (unaudited)(continued)

8.	TRUSTEES’ REMUNERATION

The Trust’s officers and one Trustee, who are associated with Lord Abbett, do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statements of Operations and in Trustees’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Trust has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

10.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including each Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Funds to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the six months ended May 31, 2020, the Funds did not participate as a borrower or lender in the Interfund Lending Program.

11.	TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Multi-Asset Balanced Opportunity Fund and Multi-Asset Income Fund had the following transactions with affiliated issuers (i.e. the Underlying Funds) during the six months ended May 31, 2020:

43

Notes to Financial Statements (unaudited)(continued)

					Multi-Asset Balanced Opportunity Fund
Affiliated Issuer	Balance of Shares Held at 11/30/2019	Gross Additions	Gross Sales	Balance of Shares Held at 5/31/2020	Fair Value at 5/31/2020	Net Realized Gain 12/1/2019 to 5/31/2020		Dividend Income 12/1/2019 to 5/31/2020	Change in Appreciation (Depreciation) 12/1/2019 to 5/31/2020
Lord Abbett Investment Trust-Convertible Fund-Class I	11,174,184	912,446	(2,697,234)	9,389,396	$140,465,365	$16,088,941	(a)	$1,759,207	$1,394,301
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	11,196,261	3,689,791	(2,774,867)	12,111,185	138,188,623	896,374		1,426,582	2,293,642
Lord Abbett Securities Trust-Durable Growth Fund-Class I	–	9,090,626	(137,335)	8,953,291	151,579,216	(163,220)		–	2,531,339
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund- Class I	17,414,790	7,533,267	(1,743,112)	23,204,945	111,615,785	(925,097)		2,767,973	(9,291,458)
Lord Abbett Investment Trust- Floating Rate Fund-Class I	–	11,543,186	(11,543,186)	–	–	(15,109,897)		1,812,625	–
Lord Abbett Securities Trust-Focused Large Cap Value Fund-Class I	1,723,858	22,932,525	–	24,656,383	305,492,591	–		–	30,208,579
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	36,089,864	8,770,454	(24,193,980)	20,666,338	211,829,964	(69,921,827)		–	(11,092,427)
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	7,050,449	2,058,466	(942,531)	8,166,384	278,473,690	2,840,822		–	39,861,106
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	10,401,654	628,300	(7,020,422)	4,009,532	114,792,898	42,903,530	(b)	–	(34,597,524)
Lord Abbett Investment Trust-High Yield Fund-Class I	55,467,522	4,875,549	(4,233,475)	56,109,596	377,056,483	(489,286)		11,219,004	(34,593,110)
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	10,139,853	139,322	(4,414,584)	5,864,591	60,229,349	(3,065,636)		1,480,754	(2,175,381)
Lord Abbett Securities Trust-International Equity Fund-Class I	9,220,505	162,102	(364,456)	9,018,151	108,217,816	493,395		2,095,500	(13,382,638)
Lord Abbett Securities Trust-International Value Fund-Class I	17,347,241	2,391,761	(545,707)	19,193,295	112,280,774	(354,651)		887,882	(20,694,011)
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	8,766,015	383,713	(5,000,812)	4,148,916	97,167,604	(7,460,990	)(c)	2,840,868	(13,839,522)
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I	14,702,490	6,551,874	(21,254,364)	–	–	(715,043)		461,176	(232,202)
Total					$2,207,390,158	$(34,982,585)		$26,751,571	$(63,609,306)

(a)	Includes $10,470,600 of distributed capital gains.
(b)	Includes $14,042,234 of distributed capital gains.
(c)	Includes $5,769,200 of distributed capital gains.

44

Notes to Financial Statements (unaudited)(continued)

						Multi-Asset Income Fund
Affiliated Issuer	Balance of Shares Held at 11/30/2019	Gross Additions	Gross Sales	Balance of Shares Held at 5/31/2020	Fair Value at 5/31/2020	Net Realized Gain 12/1/2019 to 5/31/2020		Dividend Income 12/1/2019 to 5/31/2020	Change in Appreciation (Depreciation) 12/1/2019 to 5/31/2020
Lord Abbett Investment Trust-Convertible Fund-Class I	8,648,622	593,439	(5,461,780)	3,780,281	$56,553,003	$17,197,881	(a)	$1,064,410	$(6,608,098)
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	2,351,335	17,983,815	(1,753,592)	18,581,558	212,015,582	360,339		1,439,565	3,488,986
Lord Abbett Securities Trust-Durable Growth Fund-Class I	–	3,333,644	(168,281)	3,165,363	53,589,588	(228,468)		–	1,601,950
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I	12,609,725	318,808	(655,463)	12,273,070	59,033,466	(345,459)		1,558,696	(4,404,816)
Lord Abbett Investment Trust- Floating Rate Fund-Class I	–	8,592,170	(8,592,170)	–	–	(11,736,063)		1,343,266	–
Lord Abbett Securities Trust- Focused Large Cap Value Fund-Class I	874,871	8,133,787	–	9,008,658	111,617,271	–		–	11,684,605
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	10,401,486	3,046,730	(7,684,337)	5,763,879	59,079,761	(24,504,180)		–	(1,082,500)
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	1,573,580	1,520,227	(429,176)	2,664,631	90,863,905	1,453,066		–	10,701,136
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	2,466,810	121,452	(1,368,750)	1,219,512	34,914,630	5,227,183	(b)	–	(5,765,537)
Lord Abbett Investment Trust-High Yield Fund-Class I	28,903,625	3,392,671	(2,002,137)	30,294,159	203,576,751	221,771		5,863,661	(17,880,646)
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	8,660,636	126,060	(3,415,995)	5,370,701	55,157,099	(3,054,826)		1,337,833	(1,932,974)
Lord Abbett Securities Trust-International Equity Fund-Class I	5,269,439	87,133	(584,076)	4,772,496	57,269,951	654,782		1,193,718	(7,575596)
Lord Abbett Securities Trust-International Value Fund-Class I	9,977,369	307,813	(785,636)	9,499,546	55,572,346	(370,357)		497,038	(10,813,882)
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	3,720,836	245,331	(2,610,659)	1,355,508	31,745,990	(4,984,498	)(c)	1,208,528	(830,068)
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I	26,571,167	2,704,078	(25,053,593)	4,221,652	42,174,301	(1,592,466)		1,557,354	(567,721)
Total					$1,123,163,644	$(21,701,295)		$17,064,069	$(29,985,161)

(a)	Includes $6,897,018 of distributed capital gains.
(b)	Includes $3,330,194 of distributed capital gains.
(c)	Includes $2,454,263 of distributed capital gains.

45

Notes to Financial Statements (unaudited)(continued)

12.	CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company (“SSB”) is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

13.	INVESTMENT RISKS

The Funds invest principally in the Underlying Funds and, as a result, a Fund’s performance is directly related to the Underlying Fund’s performance. Each Fund’s ability to meet its investment objective depends on the ability of the Underlying Funds to achieve their investment objectives and on the Fund’s particular allocation of assets among the Underlying Funds and the asset classes they represent. Consequently, a Fund is subject to the particular risks of the Underlying Funds in the proportion in which the Fund invests in them. The value of the Underlying Funds’ investments and the NAVs of the shares of both the Funds and their Underlying Funds will fluctuate in response to various market and economic factors related to the domestic and foreign equity and fixed income markets, as well as the financial condition and prospects of issuers in which the Underlying Funds invest.

Multi-Asset Balanced Opportunity Fund and Multi-Asset Income Fund are subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal and/or interest to an Underlying Fund, a risk that is greater with high-yield bonds (sometimes called “junk bonds”) in which one or more of the Underlying Funds may invest. Some issuers, particularly of high-yield bonds, may default as to principal and/or interest payments after an Underlying Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Underlying Fund. High-yield bonds are subject to greater price fluctuations, as well as additional risks. The market for below investment grade securities may be less liquid due to such factors as interest rate sensitivity, negative perceptions of the junk bond markets generally, and less secondary market liquidity. This may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

Each Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities market in general, a particular industry or sector, or to the changing prospects of individual companies in which the Underlying Funds invest. If an Underlying Fund’s assessment of market conditions or companies held in the Underlying Fund fails to produce the intended result, a Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Each Fund’s investment exposure to foreign (which may include emerging market) companies generally is subject to the risk that the value of securities issued by foreign companies may be adversely affected by political, economic and social volatility and subject to less government supervision, lack of transparency, or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement. The cost of a Fund’s potential use of forward currency exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions

46

Notes to Financial Statements (unaudited)(continued)

prevailing. The Underlying Fund’s investments in emerging market companies generally are subject to more risks than investments in developed market companies.

Because Multi-Asset Income Fund will be more heavily invested in fixed income funds than equity funds, it will be more affected by the risks associated with fixed income securities. Given Multi-Asset Balanced Opportunity Fund’s more balanced allocation among fixed income funds and equity funds, it will be affected by risks associated with both equity and fixed income investments.

Each Fund may invest in derivatives, either directly or through its Underlying Funds. Each Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities and other investments. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, heightened counterparty risk, credit risk, and volatility. Illiquid securities may lower the Funds’ returns since the Funds may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether a Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If a Fund incorrectly forecasts these and other factors, its performance could suffer. A Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics such as the COVID-19 outbreak which began in late 2019) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of each Fund’s investments. Market disruptions can also prevent each Fund from implementing its investment strategies and achieving its investment objective.

These factors can affect each Fund’s performance.

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

Multi-Asset Balanced Opportunity Fund	Six Months Ended May 31, 2020 (unaudited)		Year Ended November 30, 2019
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	5,888,105	$64,563,396	9,141,772	$101,204,949
Converted from Class C*	812,459	8,792,438	1,433,326	16,143,393
Reinvestment of distributions	3,954,421	45,257,590	7,930,354	82,179,814
Shares reacquired	(19,834,057)	(212,826,549)	(31,815,661)	(352,908,608)
Shares issued in reorganizations (See Note 15)	–	–	75,890,657	862,876,766
Increase (decrease)	(9,179,072)	$(94,213,125)	62,580,448	$709,496,314

47

Notes to Financial Statements (unaudited)(continued)

Multi-Asset Balanced Opportunity Fund	Six Months Ended May 31, 2020 (unaudited)		Year Ended November 30, 2019
Class C Shares	Shares	Amount	Shares	Amount
Shares sold	895,255	$9,802,903	1,500,111	$16,495,615
Reinvestment of distributions	562,065	6,447,598	1,268,039	12,883,474
Shares reacquired	(3,798,846)	(40,775,877)	(6,514,716)	(71,780,826)
Converted to Class A*	(818,226)	(8,792,438)	(1,442,996)	(16,143,393)
Shares issued in reorganizations (See Note 15)	–	–	14,510,239	163,965,699
Increase (decrease)	(3,159,752)	$(33,317,814)	9,320,677	$105,420,569
Class F Shares
Shares sold	564,622	$6,306,424	1,228,932	$13,689,784
Reinvestment of distributions	148,352	1,697,083	309,872	3,213,157
Shares reacquired	(1,538,587)	(16,643,890)	(2,564,592)	(28,533,275)
Shares issued in reorganizations (See Note 15)	–	–	3,175,676	36,107,437
Increase (decrease)	(825,613)	$(8,640,383)	2,149,888	$24,477,103
Class F3 Shares
Shares sold	–	$–	–	$1
Reinvestment of distributions	98	1,117	104	1,116
Shares reacquired	–	–	(807)	(9,237)
Shares issued in reorganizations (See Note 15)	–	–	3,778	43,033
Increase	98	$1,117	3,075	$34,913
Class I Shares
Shares sold	102,854	$1,192,025	149,226	$1,695,360
Reinvestment of distributions	47,315	544,213	88,658	912,862
Shares reacquired	(283,741)	(3,019,313)	(1,738,505)	(19,757,843)
Shares issued in reorganizations (See Note 15)	–	–	2,763,127	31,416,744
Increase (decrease)	(133,572)	$(1,283,075)	1,262,506	$14,267,123
Class P Shares
Shares sold	2,180	$23,706	7,240	$81,036
Reinvestment of distributions	1,186	13,527	3,222	32,916
Shares reacquired	(1,122)	(10,678)	(5,115)	(58,407)
Increase	2,244	$26,555	5,347	$55,545
Class R2 Shares
Shares sold	1,600	$17,699	2,638	$30,226
Reinvestment of distributions	1,476	17,380	2,367	25,142
Shares reacquired	(12,662)	(146,355)	(6,939)	(80,534)
Shares issued in reorganizations (See Note 15)	–	–	41,242	479,638
Increase (decrease)	(9,586)	$(111,276)	39,308	$454,472

48

Notes to Financial Statements (unaudited)(continued)

Multi-Asset Balanced Opportunity Fund	Six Months Ended May 31, 2020 (unaudited)		Year Ended November 30, 2019
Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	293,181	$3,188,867	459,819	$5,094,314
Reinvestment of distributions	97,504	1,116,776	180,586	1,867,819
Shares reacquired	(934,799)	(10,307,756)	(1,202,171)	(13,398,185)
Shares issued in reorganizations (See Note 15)	–	–	2,680,828	30,427,397
Increase (decrease)	(544,114)	$(6,002,113)	2,119,062	$23,991,345
Class R4 Shares
Shares sold	189,770	$2,125,923	258,980	$2,873,615
Reinvestment of distributions	25,261	288,739	36,737	384,424
Shares reacquired	(178,156)	(1,909,901)	(231,326)	(2,598,497)
Shares issued in reorganizations (See Note 15)	–	–	543,909	6,184,246
Increase	36,875	$504,761	608,300	$6,843,788
Class R5 Shares
Shares sold	31,068	$373,042	1,042	$11,607
Reinvestment of distributions	589	6,585	792	8,254
Shares reacquired	(7,225)	(72,108)	(1,258)	(13,595)
Shares issued in reorganizations (See Note 15)	–	–	6,321	71,998
Increase	24,432	$307,519	6,897	$78,264
Class R6 Shares
Shares sold	64,219	$714,182	71,178	$794,005
Reinvestment of distributions	22,853	262,038	24,958	266,014
Shares reacquired	(300,574)	(3,375,183)	(2,745,894)	(31,593,279)
Shares issued in reorganizations (See Note 15)	–	–	3,543,917	40,329,782
Increase (decrease)	(213,502)	$(2,398,963)	894,159	$9,796,522

Multi-Asset Income Fund	Six Months Ended May 31, 2020 (unaudited)		Year Ended November 30, 2019
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	2,057,727	$29,973,519	4,983,674	$72,185,662
Converted from Class C*	413,559	5,896,650	1,148,763	16,985,884
Reinvestment of distributions	606,746	8,898,515	1,622,422	22,944,162
Shares reacquired	(6,091,766)	(86,919,837)	(12,579,199)	(181,503,402)
Decrease	(3,013,734)	$(42,151,153)	(4,824,340)	$(69,387,694)
Class C Shares
Shares sold	402,168	$5,928,349	1,310,603	$19,199,659
Reinvestment of distributions	203,837	3,056,338	668,537	9,500,022
Shares reacquired	(2,800,391)	(40,605,765)	(6,698,826)	(98,571,003)
Converted to Class A*	(407,411)	(5,896,650)	(1,131,992)	(16,985,884)
Decrease	(2,601,797)	$(37,517,728)	(5,851,678)	$(86,857,206)

49

Notes to Financial Statements (unaudited)(continued)

Multi-Asset Income Fund	Six Months Ended May 31, 2020 (unaudited)		Year Ended November 30, 2019
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	738,952	$10,960,684	2,164,773	$31,496,054
Reinvestment of distributions	160,503	2,351,896	440,278	6,230,349
Shares reacquired	(2,310,924)	(32,858,859)	(5,171,312)	(74,604,494)
Decrease	(1,411,469)	$(19,546,279)	(2,566,261)	$(36,878,091)
Class F3 Shares
Shares sold	1,338	$18,115	79,151	$1,151,662
Reinvestment of distributions	2,552	37,548	10,385	146,802
Shares reacquired	(117,447)	(1,780,376)	(139,374)	(2,033,659)
Decrease	(113,557)	$(1,724,713)	(49,838)	$(735,195)
Class I Shares
Shares sold	96,249	$1,421,674	402,951	$5,803,920
Reinvestment of distributions	39,342	573,324	121,419	1,705,893
Shares reacquired	(558,786)	(7,893,011)	(1,422,423)	(20,435,890)
Decrease	(423,195)	$(5,898,013)	(898,053)	$(12,926,077)
Class R2 Shares
Shares sold	128	$1,858	1,849	$27,665
Reinvestment of distributions	101	1,537	238	3,463
Shares reacquired	(1,958)	(26,550)	(1,423)	(20,815)
Increase (decrease)	(1,729)	$(23,155)	664	$10,313
Class R3 Shares
Shares sold	86,516	$1,256,770	447,645	$6,503,136
Reinvestment of distributions	17,926	263,724	44,302	627,630
Shares reacquired	(271,224)	(3,799,510)	(343,040)	(4,999,229)
Increase (decrease)	(166,782)	$(2,279,016)	148,907	$2,131,537
Class R4 Shares
Shares sold	39,260	$551,563	89,878	$1,304,447
Reinvestment of distributions	2,392	34,957	5,083	72,374
Shares reacquired	(24,682)	(361,273)	(56,195)	(819,577)
Increase	16,970	$225,247	38,766	$557,244
Class R5 Shares
Shares sold	315	$4,709	413	$5,727
Reinvestment of distributions	40	572	82	1,169
Shares reacquired	(14)	(205)	(24)	(356)
Increase	341	$5,076	471	$6,540
Class R6 Shares
Shares sold	11,040	$162,300	26,475	$380,849
Reinvestment of distributions	2,522	36,870	6,758	95,475
Shares reacquired	(59,213)	(880,807)	(37,767)	(541,841)
Decrease	(45,651)	$(681,637)	(4,534)	$(65,517)

*	Effective June 30, 2020, automatic conversion of Class C shares occurs on the 25th day of the month (or, if the 25th day was not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. Prior to June 30, 2020, conversion occurred following the tenth anniversary of the day on which the purchase was accepted.

50

Notes to Financial Statements (unaudited)(concluded)

15.	REORGANIZATIONS

The following table illustrates share conversion ratios and dollar amounts of the reorganizations on June 21, 2019:

Class	Multi-Asset Global Opportunity Fund Shares	Conversion Ratio	Multi-Asset Balanced Opportunity Fund Shares	Multi-Asset Balanced Opportunity Fund Amount
A	10,047,035	0.981003	9,856,172	$112,064,676
C	2,093,303	0.881735	1,845,739	20,856,847
F	331,468	0.981319	325,276	3,698,388
F3	970	0.988446	959	10,920
I	102,866	0.988540	101,687	1,156,175
R2	38,489	0.980714	37,746	438,979
R3	202,712	0.989868	200,658	2,277,466
R4	56,888	0.979789	55,738	633,740
R5	4,193	0.987507	4,141	47,162
R6	2,593,280	0.989578	2,566,253	29,203,969

Class	Multi-Asset Growth Fund Shares	Conversion Ratio	Multi-Asset Balanced Opportunity Fund Shares	Multi-Asset Balanced Opportunity Fund Amount
A	45,635,127	1.447010	66,034,485	$750,812,090
C	8,795,170	1.439938	12,664,500	143,108,852
F	1,970,382	1.446623	2,850,400	32,409,049
F3	1,936	1.456427	2,819	32,113
I	1,828,588	1.455462	2,661,440	30,260,569
R2	2,410	1.450576	3,496	40,659
R3	1,716,344	1.445031	2,480,170	28,149,931
R4	337,928	1.444600	488,171	5,550,506
R5	1,500	1.453968	2,180	24,836
R6	670,780	1.457504	977,664	11,125,813

51

Investments in Underlying Funds (unaudited)

The Funds invest in Underlying Funds managed by Lord Abbett. As of May 31, 2020, each Fund’s long-term investments were allocated among the Underlying Funds as follows:

Multi-Asset Balanced Opportunity Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Investment Trust – Convertible Fund – Class I	6.36%
Lord Abbett Investment Trust – Core Fixed Income Fund – Class I	6.26%
Lord Abbett Securities Trust – Durable Growth Fund – Class I	6.87%
Lord Abbett Global Fund, Inc. – Emerging Markets Bond Fund – Class I	5.06%
Lord Abbett Securities Trust – Focused Large Cap Value Fund – Class I	13.84%
Lord Abbett Securities Trust – Fundamental Equity Fund – Class I	9.60%
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class I	5.20%
Lord Abbett Securities Trust – Growth Leaders Fund – Class I	12.61%
Lord Abbett Investment Trust – High Yield Fund – Class I	17.08%
Lord Abbett Investment Trust – Inflation Focused Fund – Class I	2.73%
Lord Abbett Securities Trust – International Equity Fund – Class I	4.90%
Lord Abbett Securities Trust – International Value Fund – Class I	5.09%
Lord Abbett Mid Cap Stock Fund, Inc. – Class I	4.40%

Multi-Asset Income Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Investment Trust – Convertible Fund – Class I	5.03%
Lord Abbett Investment Trust – Core Fixed Income Fund – Class I	18.88%
Lord Abbett Securities Trust – Durable Growth Fund – Class I	4.77%
Lord Abbett Global Fund, Inc. – Emerging Markets Bond Fund – Class I	5.26%
Lord Abbett Securities Trust – Focused Large Cap Value Fund – Class I	9.94%
Lord Abbett Securities Trust – Fundamental Equity Fund – Class I	5.26%
Lord Abbett Securities Trust – Growth Leaders Fund – Class I	8.09%
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class I	3.11%
Lord Abbett Investment Trust – High Yield Fund – Class I	18.12%
Lord Abbett Investment Trust – Inflation Focused Fund – Class I	4.91%
Lord Abbett Securities Trust – International Equity Fund – Class I	5.10%
Lord Abbett Securities Trust – International Value Fund – Class I	4.95%
Lord Abbett Mid Cap Stock Fund, Inc. – Class I	2.83%
Lord Abbett Global Fund, Inc. – Emerging Markets Bond Fund – Class I	3.75%

The Ten Largest Holdings and the Holdings by Sector, as of May 31, 2020, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-PORT as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

52

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust - Convertible Fund

Ten Largest Holdings	% of Investments
Tesla, Inc., 2.00%, 05/15/2024	5.33%
SunPower Corp., 4.00%, 01/15/2023	3.77%
DexCom, Inc., 0.25%, 11/15/2025	3.31%
Weibo Corp. (China), 1.25%, 11/15/2022	3.25%
NextEra Energy, Inc., 4.87%	2.82%
Microchip Technology, Inc., 1.625%, 02/15/2025	2.74%
RingCentral, Inc., Zero Coupon, 03/01/2025	2.43%
Burlington Stores, Inc., 2.25%, 04/15/2025	2.41%
Akamai Technologies, Inc., 0.375%, 09/01/2027	2.21%
Five9, Inc., 0.50%, 06/01/2025	1.98%

Holding by Sector*	% of Investments
Automotive	6.45%
Banking	1.52%
Capital Goods	2.6%
Consumer Goods	2.11%
Financial Services	2.18%
Health Care	20.9%
Leisure	3.24%
Media	1.02%
Real Estate	3.71%
Retail	5.99%
Services	3.86%
Technology & Electronics	39.29%
Telecommunications	0.99%
Transportation	2.79%
Utility	2.82%
Repurchase Agreement	0.53%
Total	100.00%
*	A sector may comprise several industries

Lord Abbett Investment Trust - Core Fixed Income Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Note, 2.5%, 01/31/2021	8.85%
Federal National Mortgage Assoc., 4%, 01/01/2199	8.04%
Federal National Mortgage Assoc., 3.5%, 01/01/2199	5.11%
U.S. Treasury Note, 0.25%, 05/31/2025	4.98%
U.S. Treasury Note, 0.13%, 04/30/2022	3.12%
Government National Mortgage Assoc., 3.5%, 01/01/2199	2.78%
U.S. Treasury Bill, 0%, 07/30/2020	2.45%
U.S. Treasury Bond, 3.63%, 08/15/2043	2.20%
Federal National Mortgage Assoc., 4%, 10/01/2048	2.16%
U.S. Treasury Note, 0.13%, 05/31/2022	2.11%

53

Investments in Underlying Funds (unaudited)(continued)

Holding by Sector*	% of Investments
Auto	0.94%
Capital Goods	0.80%
Consumer Cyclicals	0.61%
Consumer Services	0.63%
Consumer Staples	0.71%
Energy	1.37%
Financial Services	21.56%
Foreign Government	0.37%
Health Care	5.28%
Integrated Oils	0.73%
Materials and Processing	0.94%
Municipal	0.60%
Producer Durables	1.40%
Technology	2.02%
Telecommunications	0.65%
Transportation	0.28%
Utilities	2.48%
U.S. Government	51.45%
Repurchase Agreement	7.18%
Total	100.00%
*	A sector may comprise several industries.

Lord Abbett Securities Trust - Durable Growth Fund

Ten Largest Holdings	% of Investments
Microsoft Corp.	9.78%
Amazon.com, Inc.	7.36%
Alphabet, Inc. Class A	6.11%
Apple, Inc.	4.67%
Facebook, Inc. Class A	3.86%
Mastercard, Inc. Class A	3.01%
PayPal Holdings, Inc.	2.19%
Zoetis, Inc.	1.86%
RingCentral, Inc. Class A	1.76%
salesforce.com, Inc.	1.75%

Holding by Sector*	% of Investments
Communication Services	13.34%
Consumer Discretionary	15.45%
Consumer Staples	4.02%
Energy	0.49%
Financial Services	2.32%
Health Care	15.06%
Industrials	8.05%
Information Technology	35.81%
Materials	2.66%
Real Estate	2.24%
Repurchase Agreement	0.56%
Total	100.00%
*	A sector may comprise several industries.

54

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Global Fund, Inc. - Emerging Markets Bond Fund

Ten Largest Holdings	% of Investments
Petroleos Mexicanos, 5.35%, 02/12/2028	1.91%
State of Qatar, 3.25%, 06/02/2026	1.68%
Republic of Egypt, 6.588%, 02/21/2028	1.57%
United Maxican States, 4.50%, 01/31/2050	1.56%
Ukraine Government, 7.375%, 09/25/2032	1.48%
Republic of Colombia, 5.00%, 06/15/2045	1.48%
Republic of Nigeria, 6.50%, 11/28/2027	1.47%
Dominican Republic, 5.95%, 01/25/2027	1.44%
Ivory Coast Bond, 6.375%, 03/03/2028	1.40%
Gazprom PJSC Via Gaz Capital SA, 4.95%, 02/06/2028	1.37%

Holding by Sector*	% of Investments
Banking	5.66%
Basic Industry	3.77%
Consumer Goods	2.01%
Energy	12.34%
Financial Services	3.03%
Foreign Sovereign	61.75%
Media	0.43%
Municipals	0.54%
Real Estate	0.82%
Retail	0.34%
Services	0.62%
Technology & Electronics	0.11%
Telecommunications	0.69%
Transportation	1.79%
Utilities	5.58%
Repurchase Agreement	0.52%
Total	100.00%
*	A sector may comprise several industries.

Lord Abbett Securities Trust - Focused Large Cap Value Fund

Ten Largest Holdings	% of Investments
American International Group, Inc.	3.73%
Ameriprise Financial, Inc.	3.70%
Nexstar Media Group, Inc. Class A	3.67%
Brunswick Corp.	3.66%
Discover Financial Services	3.63%
Ally Financial, Inc.	3.55%
Citigroup, Inc.	3.39%
Thor Industries, Inc.	3.38%
McKesson Corp.	3.36%
Dow, Inc.	3.35%

55

Investments in Underlying Funds (unaudited)(continued)

Holding by Sector*	% of Investments
Communication Services	7.54%
Consumer Discretionary	12.94%
Consumer Staples	6.11%
Energy	5.95%
Financial Services	31.87%
Health Care	11.69%
Industrials	9.04%
Information Technology	5.66%
Materials	9.20%
Total	100.00%
*	A sector may comprise several industries.

Lord Abbett Securities Trust - Fundamental Equity Fund

Ten Largest Holdings	% of Investments
JPMorgan Chase & Co.	3.14%
Verizon Communications, Inc.	2.57%
Intel Corp.	2.11%
Citigroup, Inc.	2.03%
American Express Co.	1.84%
NextEra Energy, Inc.	1.84%
Cummins, Inc.	1.72%
E*TRADE Financial Corp.	1.71%
Ameriprise Financial, Inc.	1.71%
Alcon, Inc.	1.70%

Holding by Sector*	% of Investments
Communication Services	8.28%
Consumer Discretionary	5.84%
Consumer Staples	8.79%
Energy	6.31%
Financial Services	21.01%
Health Care	16.04%
Industrials	10.22%
Information Technology	8.95%
Materials	4.31%
Real Estate	2.72%
Utilities	7.07%
Repurchase Agreement	0.46%
Total	100.00%
*	A sector may comprise several industries.

56

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust - Growth Leaders Fund

Ten Largest Holdings	% of Investments
Microsoft Corp.	6.39%
Amazon.Com, Inc	5.96%
Apple, Inc	5.42%
Alphabet, Inc. Class A	3.77%
NVIDIA Corp.	2.79%
Facebook, Inc. Class A	2.50%
Vertex Pharmaceuticals, Inc.	2.27%
Netflix, Inc.	2.15%
Mastercard, Inc. Class A	2.15%
DocuSign, Inc	2.10%

Holding by Sector*	% of Investments
Communication Services	10.62%
Consumer Discretionary	17.72%
Consumer Staples	0.51%
Financial Services	1.92%
Health Care	15.14%
Industrials	5.26%
Information Technology	47.15%
Real Estate	1.68%
Total	100.00%
*	A sector may comprise several industries.

Lord Abbett Research Fund, Inc. - Growth Opportunities Fund

Ten Largest Holdings	% of Investments
Global Payments, Inc.	3.18%
Fidelity National Information Services, Inc.	3.12%
RingCentral, Inc. Class A	2.95%
Dollar General Corp.	2.67%
SBA Communications Corp.	2.58%
O’Reilly Automotive, Inc.	2.41%
Splunk, Inc.	2.31%
Centene Corp.	2.04%
Burlington Stores, Inc.	1.91%
Twilio, Inc. Class A	1.90%

57

Investments in Underlying Funds (unaudited)(continued)

Holding by Sector*	% of Investments
Communication Services	2.39%
Consumer Discretionary	14.87%
Consumer Staples	3.40%
Energy	0.54%
Financials	7.01%
Health Care	18.99%
Industrials	14.37%
Information Technology	31.28%
Materials	4.00%
Real Estate	2.58%
Repurchase Agreement	0.57%
Total	100.00%
*	A sector may comprise several industries.

Lord Abbett Investment Trust - High Yield Fund

Ten Largest Holdings	% of Investments
Sprint Capital Corp., 6.88%, 11/15/2028	1.74%
DISH DBS Corp., 7.75%, 07/01/2026	1.22%
Tesla, Inc., 5.30%, 08/15/2025	0.96%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 05/01/2027	0.80%
Altice France SA , 8.125%, 02/01/2027	0.76%
CCO Holdings LLC/CCO Holdings Capital Corp. , 4.75%, 03/01/2030	0.74%
HCA, Inc., 5.50%, 06/15/2047	0.68%
Tenet Healthcare Corp., 6.25%, 02/01/2027	0.63%
Bausch Health Americas, Inc., 8.50%, 01/31/2027	0.56%
Ford Motor Co., 9.00%, 04/22/202	0.55%

Holding by Sector*	% of Investments
Automotive	4.69%
Banking	2.45%
Basic Industry	12.25%
Capital Goods	4.30%
Consumer Cyclical	0.02%
Consumer Goods	6.37%
Energy	12.84%
Financial Services	6.27%
Health Care	11.32%
Insurance	0.66%
Leisure	5.13%
Media	11.15%
Municipals	0.33%
Real Estate	1.05%
Retail	5.42%
Technology & Electronics	5.23%
Telecommunications	4.26%
Transportation	1.97%
Utilities	3.72%
Repurchase Agreement	0.57%
Total	100.00%
*	A sector may comprise several industries.

58

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust - Inflation Focused Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Note, 0.25%, 05/31/2025	4.18%
JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN A, 3.91%, 05/05/2030	0.78%
UBS AG, 7.63%, 08/17/2022	0.74%
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY A, 3.43%, 06/10/2027	0.72%
Synchrony Credit Card Master Note Trust 2017-1 B, 2.19%, 06/15/2023	0.67%
NBCUniversal Enterprise, Inc., 5.25%, 01/01/2099	0.63%
Dell International LLC/EMC Corp., 5.45%, 06/15/2023	0.61%
Continental Resources, Inc., 5%, 09/15/2022	0.55%
CFCRE Commercial Mortgage Trust 2018-TAN A, 4.24%, 02/15/2033	0.52%
MPLX LP, 6.38%, 05/01/2024	0.51%

Holding by Sector*	% of Investments
Auto	3.65%
Basic Industry	0.11%
Capital Goods	0.98%
Consumer Cyclicals	1.19%
Consumer Discretionary	0.90%
Consumer Services	1.42%
Consumer Staples	0.60%
Energy	10.01%
Financial Services	49.29%
Foreign Government	0.42%
Health Care	4.28%
Integrated Oils	0.59%
Materials and Processing	3.13%
Municipal	0.37%
Other	0.03%
Producer Durables	1.59%
Technology	3.87%
Telecommunications	0.48%
Transportation	1.17%
Utilities	3.11%
U.S. Government	5.98%
Repurchase Agreement	6.83%
Total	100.00%
*	A sector may comprise several industries.

59

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust - International Equity Fund

Ten Largest Holdings	% of Investments
Alibaba Group Holding Ltd. ADR	2.92%
Tencent Holdings Ltd.	2.75%
Nestle SA Registered Shares	2.41%
Samsung Electronics Co., Ltd.	2.02%
Roche Holding AG	1.87%
Lonza Group AG Registered Shares	1.86%
Toyota Motor Corp.	1.85%
LVMH Moet Hennessy Louis Vuitton SE	1.76%
Sony Corp.	1.73%
AstraZeneca plc	1.70%

Holding by Sector	% of Investments
Communication Services	3.86%
Consumer Discretionary	12.09%
Consumer Staples	8.26%
Energy	4.15%
Financials	16.57%
Health Care	11.99%
Industrials	14.47%
Information Technology	13.40%
Materials	7.68%
Real Estate	2.84%
Utilities	2.14%
Repurchase Agreement	2.55%
Total	100.00%
*	A sector may comprise several industries.

Lord Abbett Securities Trust - International Value Fund

Ten Largest Holdings	% of Investments
Sanofi	3.16%
Toyota Motor Corp.	2.74%
Anglo American plc	2.47%
British American Tobacco plc	2.21%
National Grid plc	2.15%
Novartis AG Registered Shares	2.03%
Royal Dutch Shell plc Class A ADR	1.98%
Allianz SE Registered Shares	1.92%
Sony Corp.	1.91%
Roche Holding AG	1.90%

60

Investments in Underlying Funds (unaudited)(continued)

Holding by Sector*	% of Investments
Communication Services	4.88%
Consumer Discretionary	13.16%
Consumer Staples	7.21%
Energy	7.34%
Financial Services	22.1%
Health Care	10.82%
Industrials	14.26%
Information Technology	6.62%
Materials	5.68%
Real Estate	3.51%
Utilities	4.42%
Total	100.00%
*	A sector may comprise several industries.

Lord Abbett Mid Cap Stock Fund, Inc.

Ten Largest Holdings	% of Investments
Teradyne, Inc.	2.01%
eBay, Inc.	1.96%
Alexandria Real Estate Equities, Inc.	1.94%
Duke Realty Corp.	1.91%
Ross Stores, Inc.	1.85%
Axalta Coating Systems Ltd.	1.80%
CMS Energy Corp.	1.79%
Evergy, Inc.	1.76%
FirstEnergy Corp.	1.75%
Brunswick Corp.	1.74%

Holding by Sector*	% of Investments
Communication Services	3.07%
Consumer Discretionary	8.55%
Consumer Staples	5.03%
Energy	4.09%
Financials	17.65%
Health Care	9.44%
Industrials	13.05%
Information Technology	10.01%
Materials	6.98%
Real Estate	10.53%
Utilities	11.40%
Repurchase Agreement	0.20%
Total	100.00%
*	A sector may comprise several industries.

61

Investments in Underlying Funds (unaudited)(concluded)

Lord Abbett Investment Trust – Ultra Short Bond Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Bill,Zero Coupon, 11/12/2020	1.94%
Morgan Stanley, 3.15%, 01/20/2022	1.25%
Wells Fargo & Co., 2.34%, 02/11/2022	1.13%
U.S. Treasury Note, 0.125%, 04/30/2022	1.11%
Goldman Sachs Group, Inc. (The), 1.54%, 10/31/2022	1.08%
Bayer Corp., 2.451%, 08/17/2020	0.99%
Morgan Stanley, 2.73%, 07/22/2022	0.96%
Volkswagen Group of America Finance LLC, 1.203%, 11/13/2020	0.80%
Goldman Sachs Group, Inc. (The), 3.78%, 04/26/2022	0.80%
U.S. Treasury Note, 0.125%, 05/31/2022	0.75%

Holding by Sector*	% of Investments
Auto	8.59%
Basic Industry	0.47%
Consumer Cyclicals	4.72%
Consumer Discretionary	0.27%
Consumer Services	1.42%
Consumer Staples	1.02%
Energy	2.88%
Financial Services	51.33%
Health Care	4.52%
Integrated Oils	0.24%
Materials and Processing	4.96%
Producer Durables	2.47%
Technology	3.68%
Telecommunications	1.22%
Transportation	0.30%
U.S. Government	3.80%
Utilities	3.50%
Repurchase Agreement	4.61%
Total	100.00%
*	A sector may comprise several industries.

62

Approval of Advisory Contract

The Board, including all of the Trustees who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of one or more appropriate benchmarks. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. These meetings and discussions included reviews of Fund performance conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management. The Independent Trustees also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of one or more appropriate benchmarks; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds-of-funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the Agreement to Lord Abbett; and (8) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that each Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of its performance peer group and one or more appropriate benchmarks as of various periods ended June 30, 2019. As to Multi-Asset Balanced Opportunity Fund, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-, three-, five-, and ten-year periods. As to Multi-Asset Income Fund, the Board observed

63

Approval of Advisory Contract (continued)

that the Fund’s investment performance was above the median of the performance peer group for the three- and ten-year periods, but below the median of the performance peer group for the one-and five-year periods. With respect to each Fund, the Board took into account actions taken by Lord Abbett to attempt to improve equity fund performance, which would benefit the Funds through their investments in Lord Abbett equity funds. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and related factors, the Board concluded that each Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline, and other services provided to each Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of each Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how the expense level of each Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. As to each Fund, the Board observed that while the net total expense ratio of the Fund was above the median of the expense peer group, its advisory fee (excluding underlying fund fees) was below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fees paid by, and expense level of, each Fund were reasonable in light of all of the factors it considered and supported the continuation of the Agreement on behalf of each Fund.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether each Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins, without those exclusions, in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to each Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any

64

Approval of Advisory Contract (concluded)

further economies of scale. With respect to each Fund, the Board concluded that the existing management fee schedule adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services, such as the fee that Lord Abbett receives from each Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with each Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also considered that Lord Abbett accrues certain benefits from sponsoring funds that invest in other Lord Abbett Funds and the fees that Lord Abbett receives from the underlying Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of each Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the Agreement on behalf of each Fund. As to each Fund, in considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

65

Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

66

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.	Lord Abbett Investment Trust

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Multi-Asset Balanced Opportunity Fund Lord Abbett Multi-Asset Income Fund	LASAF-3 (07/20)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT INVESTMENT TRUST

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: July 29, 2020

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: July 29, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: July 29, 2020

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: July 29, 2020